UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Formerly, TIAA-CREF Institutional Mutual Funds)
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth Equity Fund

TIAA-CREF FUNDS
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.56%

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.67%
52,593		Lowe's Cos, Inc	$1,131,801
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,131,801

BUSINESS SERVICES - 19.54%
114,680	*	Adobe Systems, Inc	2,441,537
64,377	*	Akamai Technologies, Inc	971,449
42,442	*	Autodesk, Inc	833,985
237,607	*	eBay, Inc	3,316,994
652,867		Experian Group Ltd	4,055,010
17,358	*	Google, Inc (Class A)	5,340,189
148,992	*	Intuit, Inc	3,544,520
112,203		Omnicom Group, Inc	3,020,505
220,271	*	Oracle Corp	3,905,405
20,821	*	Salesforce.com, Inc	666,480
61,532		Visa, Inc (Class A)	3,227,353
135,909	*	Yahoo!, Inc	1,658,090
		TOTAL BUSINESS SERVICES	32,981,517

CHEMICALS AND ALLIED PRODUCTS - 22.60%
98,970		Abbott Laboratories	5,282,029
17,114		Air Products & Chemicals, Inc	860,321
32,238	*	Amgen, Inc	1,861,745
142,039		Avon Products, Inc	3,413,197
39,791		Bristol-Myers Squibb Co	925,141
25,283		Colgate-Palmolive Co	1,732,897
31,497	*	Genentech, Inc	2,611,416
138,819	*	Gilead Sciences, Inc	7,099,203
64,645		Monsanto Co	4,547,776
30,233		Praxair, Inc	1,794,631
39,463		Shire plc (ADR)	1,767,153
98,846		Teva Pharmaceutical Industries Ltd (ADR)	4,207,874
54,370		Wyeth	2,039,419
		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,142,802

COAL MINING - 0.22%
16,117		Peabody Energy Corp	366,662
		TOTAL COAL MINING	366,662

COMMUNICATIONS - 4.86%
61,531	*	American Tower Corp (Class A)	1,804,089
160,515	*	DIRECTV Group, Inc	3,677,398
80,214		Verizon Communications, Inc	2,719,255
		TOTAL COMMUNICATIONS	8,200,742

TIAA-CREF FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 5.09%
61,297		Bank of New York Mellon Corp	$1,736,544
159,790		Wachovia Corp	885,237
61,840		Wells Fargo & Co	1,823,043
288,702		Western Union Co	4,139,986
		TOTAL DEPOSITORY INSTITUTIONS	8,584,810

EATING AND DRINKING PLACES - 1.35%
36,516		McDonald's Corp	2,270,930
		TOTAL EATING AND DRINKING PLACES	2,270,930

EDUCATIONAL SERVICES - 0.61%
13,535	*	Apollo Group, Inc (Class A)	1,037,052
		TOTAL EDUCATIONAL SERVICES	1,037,052

ELECTRIC, GAS, AND SANITARY SERVICES - 0.27%
17,945		Constellation Energy Group, Inc	450,240
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	450,240

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.27%
23,460	*	Apple Computer, Inc	2,002,311
297,562	*	Cisco Systems, Inc	4,850,261
14,698	*	First Solar, Inc	2,027,736
261,030		Intel Corp	3,826,700
79,220	*	Marvell Technology Group Ltd	528,397
136,736		Qualcomm, Inc	4,899,251
21,873	*	Research In Motion Ltd	887,606
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,022,262

ENGINEERING AND MANAGEMENT SERVICES - 3.35%
39,032	*	Celgene Corp	2,157,689
72,628	*	Jacobs Engineering Group, Inc	3,493,407
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,651,096

FOOD AND KINDRED PRODUCTS - 2.16%
59,978		General Mills, Inc	3,643,664
		TOTAL FOOD AND KINDRED PRODUCTS	3,643,664

FURNITURE AND HOME FURNISHINGS STORES - 0.99%
65,708	*	Bed Bath & Beyond, Inc	1,670,297
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,670,297

GENERAL MERCHANDISE STORES - 1.64%
24,601		Target Corp	849,473
34,233		Wal-Mart Stores, Inc	1,919,102
		TOTAL GENERAL MERCHANDISE STORES	2,768,575

HEALTH SERVICES - 1.45%
58,623	*	Medco Health Solutions, Inc	2,456,890
		TOTAL HEALTH SERVICES	2,456,890

HOTELS AND OTHER LODGING PLACES - 0.43%
17,005		Wynn Resorts Ltd	718,631
		TOTAL HOTELS AND OTHER LODGING PLACES	718,631

TIAA-CREF FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.15%
143,886		Hewlett-Packard Co	$5,221,623
150,641		International Game Technology	1,791,121
2,400	m,v*	Seagate Technology	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,012,744

INSTRUMENTS AND RELATED PRODUCTS - 2.60%
11,444		Allergan, Inc	461,422
55,001	*	Flir Systems, Inc	1,687,431
38,806	*	Hologic, Inc	507,194
39,907		Roper Industries, Inc	1,732,363
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,388,410

INSURANCE CARRIERS - 0.67%
32,555		Metlife, Inc	1,134,867
		TOTAL INSURANCE CARRIERS	1,134,867

METAL MINING - 0.41%
19,072		Barrick Gold Corp	701,277
		TOTAL METAL MINING	701,277

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.24%
9,900		Nintendo Co Ltd	3,783,301
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,783,301

MISCELLANEOUS RETAIL - 1.05%
61,986		CVS Corp	1,781,478
		TOTAL MISCELLANEOUS RETAIL	1,781,478

OIL AND GAS EXTRACTION - 4.83%
28,717		Devon Energy Corp	1,886,994
22,363		Occidental Petroleum Corp	1,341,556
116,313		Schlumberger Ltd	4,923,530
		TOTAL OIL AND GAS EXTRACTION	8,152,080

PETROLEUM AND COAL PRODUCTS - 1.78%
37,686		Exxon Mobil Corp	3,008,473
		TOTAL PETROLEUM AND COAL PRODUCTS	3,008,473

PRIMARY METAL INDUSTRIES - 1.79%
50,945		Precision Castparts Corp	3,030,209
		TOTAL PRIMARY METAL INDUSTRIES	3,030,209

PRINTING AND PUBLISHING - 0.98%
21,427		Dun & Bradstreet Corp	1,654,164
		TOTAL PRINTING AND PUBLISHING	1,654,164

SECURITY AND COMMODITY BROKERS - 3.56%
190,994		Charles Schwab Corp	3,088,373
19,148	*	IntercontinentalExchange, Inc	1,578,561
28,458		Lazard Ltd (Class A)	846,341
22,704		Legg Mason, Inc	497,445
		TOTAL SECURITY AND COMMODITY BROKERS	6,010,720

TIAA-CREF FUNDS - Growth Equity Fund

		VALUE
	TOTAL COMMON STOCKS	$169,755,694
	(Cost $216,631,717)

	TOTAL INVESTMENTS - 100.56%	169,755,694
	(Cost $216,631,717 )

	OTHER ASSETS AND LIABILITIES, NET - (0.56%)	(949,466)
	NET ASSETS - 100.00%	$168,806,228

	The following abbreviations are used in portfolio descriptions:
	ADR - American Depositary Receipt
	plc - Public Limited Company

*	Non-income producing
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved
	by the Board of Trustees. The value of this security amounted to $0
	which represents 0% of net assets.

	At December 31, 2008, the net unrealized depreciation on investment was $46,876,023,
	consisting of gross unrealized appreciation of $2,637,157 and gross unrealized depreciation
	of $49,513,180.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.37%

AMUSEMENT AND RECREATION SERVICES - 1.34%
9,789		Nintendo Co Ltd	$3,740,882
355,734	*	Pinnacle Entertainment, Inc	2,732,037
193,991	*	WMS Industries, Inc	5,218,358
		TOTAL AMUSEMENT AND RECREATION SERVICES	11,691,277

APPAREL AND ACCESSORY STORES - 0.52%
262,755	*	HOT Topic, Inc	2,435,738
139,075	*	Urban Outfitters, Inc	2,083,344
		TOTAL APPAREL AND ACCESSORY STORES	4,519,082

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
75,014		VF Corp	4,108,517
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,108,517

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
315,304		Home Depot, Inc	7,258,298
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,258,298

BUSINESS SERVICES - 5.22%
328,919	*	Activision Blizzard, Inc	2,841,860
215,970	*	Amdocs Ltd	3,950,091
14,687	*	Google, Inc (Class A)	4,518,456
621,209		Microsoft Corp	12,076,303
413,747	*	Oracle Corp	7,335,734
245,358	*	Red Hat, Inc	3,243,633
479,466	*	THQ, Inc	2,008,963
81,944		Visa, Inc (Class A)	4,297,963
426,136	*	Yahoo!, Inc	5,198,859
		TOTAL BUSINESS SERVICES	45,471,862

CHEMICALS AND ALLIED PRODUCTS - 19.59%
305,911		Abbott Laboratories	16,326,470
247,168	*	Amgen, Inc	14,273,952
484,414		Bristol-Myers Squibb Co	11,262,626
41,201	*	Celgene Corp	2,277,591
98,262	*	Chattem, Inc	7,028,681
86,717		Clorox Co	4,817,997
105,662		Colgate-Palmolive Co	7,242,073
203,928		Du Pont (E.I.) de Nemours & Co	5,159,378
144,706	*	Elan Corp plc (ADR)	868,236
58,930	*	Genentech, Inc	4,885,886
102,680	*	Genzyme Corp	6,814,872
270,990	*	Gilead Sciences, Inc	13,858,429
245,757		Johnson & Johnson	14,703,641

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
110,459		Monsanto Co	$7,770,791
508,250	*	Mylan Laboratories, Inc	5,026,593
100,676	*	NBTY, Inc	1,575,579
147,904	*	Pactiv Corp	3,679,852
532,937		Pfizer, Inc	9,438,314
24,470		Potash Corp of Saskatchewan	1,791,693
34,762		Praxair, Inc	2,063,472
278,090		Procter & Gamble Co	17,191,525
200		Sherwin-Williams Co	11,950
183,118		Shire Ltd	2,664,373
261,751		Wyeth	9,818,280
		TOTAL CHEMICALS AND ALLIED PRODUCTS	170,552,254

COAL MINING - 0.24%
92,359		Peabody Energy Corp	2,101,167
		TOTAL COAL MINING	2,101,167

COMMUNICATIONS - 4.52%
552,705		AT&T, Inc	15,752,092
274,386	*	DIRECTV Group, Inc	6,286,183
64,477		Embarq Corp	2,318,593
136,345		Scripps Networks Interactive (Class A)	2,999,590
353,332		Verizon Communications, Inc	11,977,955
		TOTAL COMMUNICATIONS	39,334,413

DEPOSITORY INSTITUTIONS - 6.85%
353,564		Bank of America Corp	4,978,181
512,329		Citigroup, Inc	3,437,728
83,634		Hudson City Bancorp, Inc	1,334,799
397,477		JPMorgan Chase & Co	12,532,450
128,117		Northern Trust Corp	6,680,020
206,804		People's United Financial, Inc	3,687,315
193,556		TCF Financial Corp	2,643,975
210,728		US Bancorp	5,270,307
562,404		Wells Fargo & Co	16,579,670
173,563		Western Union Co	2,488,893
		TOTAL DEPOSITORY INSTITUTIONS	59,633,338

EATING AND DRINKING PLACES - 1.67%
217,408		Darden Restaurants, Inc	6,126,557
135,682		McDonald's Corp	8,438,064
		TOTAL EATING AND DRINKING PLACES	14,564,621

ELECTRIC, GAS, AND SANITARY SERVICES - 3.33%
124,826		Constellation Energy Group, Inc	3,131,884
157,830		Exelon Corp	8,776,927
139,615		PG&E Corp	5,404,497
107,034		Questar Corp	3,498,941
442,135		Xcel Energy, Inc	8,201,604
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,013,853

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.29%
79,179	*	Apple Computer, Inc	6,757,928
795,254	*	Cisco Systems, Inc	12,962,640

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
109,690	*	Fairchild Semiconductor International, Inc	$536,384
17,482	*	First Solar, Inc	2,411,817
1,057,769		General Electric Co	17,135,858
672,093		Intel Corp	9,852,883
1,477	*	Nortel Networks Corp	384
324,122		Qualcomm, Inc	11,613,291
122,843		Xilinx, Inc	2,189,062
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,460,247

ENGINEERING AND MANAGEMENT SERVICES - 0.94%
80,563		Accenture Ltd (Class A)	2,641,661
145,376		KBR, Inc	2,209,715
163,697	*	Shaw Group, Inc	3,350,878
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,202,254

FABRICATED METAL PRODUCTS - 0.24%
86,581		Pentair, Inc	2,049,372
		TOTAL FABRICATED METAL PRODUCTS	2,049,372

FOOD AND KINDRED PRODUCTS - 5.59%
145,669		Archer Daniels Midland Co	4,199,637
233,026		Coca-Cola Co	10,549,087
63,465		General Mills, Inc	3,855,499
62,023	*	Hansen Natural Corp	2,079,631
135,516		Kellogg Co	5,942,377
128,411		Kraft Foods, Inc (Class A)	3,447,835
139,880		PepsiCo, Inc	7,661,228
106,688	*	Ralcorp Holdings, Inc	6,230,579
208,447		Unilever plc	4,732,180
		TOTAL FOOD AND KINDRED PRODUCTS	48,698,053

FOOD STORES - 0.59%
85,728		Kroger Co	2,264,076
197,888		Supervalu, Inc	2,889,165
		TOTAL FOOD STORES	5,153,241

GENERAL BUILDING CONTRACTORS - 0.22%
4,229	*	NVR, Inc	1,929,481
		TOTAL GENERAL BUILDING CONTRACTORS	1,929,481

GENERAL MERCHANDISE STORES - 2.39%
75,990	*	BJ's Wholesale Club, Inc	2,603,417
324,168		Wal-Mart Stores, Inc	18,172,858
		TOTAL GENERAL MERCHANDISE STORES	20,776,275

HEALTH SERVICES - 2.21%
130,000		Cardinal Health, Inc	4,481,100
240,814	*	Medco Health Solutions, Inc	10,092,515
93,479		Mindray Medical International Ltd (ADR) (Class A)	1,682,622
107,070		Omnicare, Inc	2,972,263
		TOTAL HEALTH SERVICES	19,228,500

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
50,883		iShares FTSE/Xinhua China 25 Index Fund	1,484,766
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,484,766

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.97%
62,576		Alstom RGPT	$3,651,577
456,378	*	EMC Corp	4,778,278
409,046		Hewlett-Packard Co	14,844,279
159,744		International Business Machines Corp	13,444,055
289,119	*	SanDisk Corp	2,775,542
7,400	m,v*	Seagate Technology	0
271,619		Textron, Inc	3,767,356
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	43,261,087

INSTRUMENTS AND RELATED PRODUCTS - 2.70%
216,550		Covidien Ltd	7,847,772
156,750		Emerson Electric Co	5,738,618
146,083		Raytheon Co	7,456,076
54,757	*	Teledyne Technologies, Inc	2,439,424
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,481,890

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
146,871		AON Corp	6,709,067
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,709,067

INSURANCE CARRIERS - 3.30%
177,294	*	ACE Ltd	9,382,399
238,711		Aetna, Inc	6,803,264
98,957		Assurant, Inc	2,968,710
100	*	Greenlight Capital Re Ltd (Class A)	1,299
97,568		Metlife, Inc	3,401,220
86,187		PartnerRe Ltd	6,142,547
		TOTAL INSURANCE CARRIERS	28,699,439

LEATHER AND LEATHER PRODUCTS - 0.40%
166,982	*	Coach, Inc	3,468,216
		TOTAL LEATHER AND LEATHER PRODUCTS	3,468,216

LEGAL SERVICES - 0.66%
128,477	*	FTI Consulting, Inc	5,740,352
		TOTAL LEGAL SERVICES	5,740,352

METAL MINING - 1.17%
129,728		Anglo American plc	2,883,545
114,182		Barrick Gold Corp	4,198,473
35,406		Rio Tinto plc (ADR)	3,147,947
		TOTAL METAL MINING	10,229,965

MISCELLANEOUS RETAIL - 0.68%
205,667		CVS Corp	5,910,870
		TOTAL MISCELLANEOUS RETAIL	5,910,870

MOTION PICTURES - 1.02%
208,978	*	Discovery Communications, Inc (Class A)	2,959,128
589,068		Time Warner, Inc	5,926,025
		TOTAL MOTION PICTURES	8,885,153

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.17%
152,123		Discover Financial Services	$1,449,732
		TOTAL NONDEPOSITORY INSTITUTIONS	1,449,732

OIL AND GAS EXTRACTION - 4.53%
64,055		Apache Corp	4,774,019
188,771		Cabot Oil & Gas Corp	4,908,046
118,204		Devon Energy Corp	7,767,185
66,258		EOG Resources, Inc	4,411,458
563,180		Halliburton Co	10,238,612
160,022		Linn Energy LLC	2,395,529
121,522		Petroleo Brasileiro S.A. (ADR)	2,976,074
56,305		Range Resources Corp	1,936,329
		TOTAL OIL AND GAS EXTRACTION	39,407,252

PETROLEUM AND COAL PRODUCTS - 8.01%
250,840		Chevron Corp	18,554,635
91,801		ConocoPhillips	4,755,292
530,308		Exxon Mobil Corp	42,334,488
76,899		Hess Corp	4,124,862
		TOTAL PETROLEUM AND COAL PRODUCTS	69,769,277

RAILROAD TRANSPORTATION - 0.82%
149,600		Union Pacific Corp	7,150,880
		TOTAL RAILROAD TRANSPORTATION	7,150,880

SECURITY AND COMMODITY BROKERS - 1.86%
59,840		Goldman Sachs Group, Inc	5,049,898
129,584		Lazard Ltd (Class A)	3,853,828
236,046		Legg Mason, Inc	5,171,768
132,627		Morgan Stanley	2,127,337
		TOTAL SECURITY AND COMMODITY BROKERS	16,202,831

TOBACCO PRODUCTS - 1.65%
331,153		Philip Morris International, Inc	14,408,467
		TOTAL TOBACCO PRODUCTS	14,408,467

TRANSPORTATION BY AIR - 0.32%
239,786	*	Delta Air Lines, Inc	2,747,948
		TOTAL TRANSPORTATION BY AIR	2,747,948

TRANSPORTATION EQUIPMENT - 2.12%
121,359		Goodrich Corp	4,492,710
236,101		Honeywell International, Inc	7,751,196
74,188		Lockheed Martin Corp	6,237,727
		TOTAL TRANSPORTATION EQUIPMENT	18,481,633

		TOTAL COMMON STOCKS	865,234,930
		(Cost $1,022,057,937)

TIAA-CREF FUNDS - Growth & Income Fund

		VALUE
	TOTAL INVESTMENTS - 99.37%	$865,234,930
	(Cost $1,022,057,937)
	OTHER ASSETS AND LIABILITIES, NET - 0.63%	5,474,787

	NET ASSETS - 100.00%	$870,709,717

	The following abbreviations are used in portfolio descriptions:
	ADR - American Depositary Receipt
	plc - Public Limited Company

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved
	by the Board of Trustees. The value of this security amounted to $0
	which represents 0% of net assets.

	At December 31, 2008, the net unrealized depreciation on investment was $156,823,007,
	consisting of gross unrealized appreciation of $33,130,002 and gross unrealized depreciation
	of $189,953,009.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.64%

BUSINESS SERVICES - 2.04%
1,783,793	*	Autonomy Corp plc	$24,389,813
117		NTT Data Corp	471,401
20,000		Oracle Corp Japan	866,266
988,513		WPP plc	5,720,471
		TOTAL BUSINESS SERVICES	31,447,951

CHEMICALS AND ALLIED PRODUCTS - 8.74%
65,000		Astellas Pharma, Inc	2,660,600
390,200		Daiichi Sankyo Co Ltd	9,227,591
100,000		Eisai Co Ltd	4,172,959
44,000		Hisamitsu Pharmaceutical Co, Inc	1,798,621
336,000		Kao Corp	10,206,107
70,000		Kissei Pharmaceutical Co Ltd	2,168,007
150,000		Kyowa Hakko Kogyo Co Ltd	1,574,712
1,198,222		Lanxess AG.	23,365,311
1,516,518		Reckitt Benckiser Group plc	56,210,052
190,000		Takeda Pharmaceutical Co Ltd	9,903,232
63,000		Tsumura & Co	2,338,426
3,861,000		UBE Industries Ltd	10,846,103
		TOTAL CHEMICALS AND ALLIED PRODUCTS	134,471,721

COMMUNICATIONS - 4.51%
14,838,587		BT Group plc	28,843,817
1,296,109		Deutsche Telekom AG.	19,596,275
810		KDDI Corp	5,783,637
2,500	v	Nippon Telegraph & Telephone Corp	12,906,784
339		NTT DoCoMo, Inc	667,259
95,000		Singapore Telecommunications Ltd	168,142
737,070		Vodafone Group plc	1,473,015
		TOTAL COMMUNICATIONS	69,438,929

DEPOSITORY INSTITUTIONS - 12.08%
1,350		Australia & New Zealand Banking Group Ltd	14,391
16,305		DBS Group Holdings Ltd	95,289
1,815,345		HSBC Holdings plc	17,278,287
216,678		Julius Baer Holding AG.	8,397,853
2,345,500		Mitsubishi UFJ Financial Group, Inc	14,741,807
170,000		Mitsui Trust Holdings, Inc	835,841
1,665	v	Mizuho Financial Group, Inc	4,733,265
23,326		National Australia Bank Ltd	339,406
36,000		Oversea-Chinese Banking Corp	124,685
21,252		Societe Generale	1,063,488
2,093	v	Sumitomo Mitsui Financial Group, Inc	8,681,390
65,000		Suruga Bank Ltd	645,750
4,238,916	*	UBS A.G.	61,673,465

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
16,000	United Overseas Bank Ltd	$143,481
2,276,313	Wells Fargo & Co	67,105,706
1,103	Westpac Banking Corp	13,050
	TOTAL DEPOSITORY INSTITUTIONS	185,887,154

EDUCATIONAL SERVICES - 0.30%
104,000	Benesse Corp	4,551,157
	TOTAL EDUCATIONAL SERVICES	4,551,157

ELECTRIC, GAS, AND SANITARY SERVICES - 3.72%
217,200	Chubu Electric Power Co, Inc	6,615,439
59,000	Chugoku Electric Power Co, Inc	1,553,494
45,000	Hokkaido Electric Power Co, Inc	1,137,717
40,000	Hokuriku Electric Power Co	1,131,519
2,073,448	Iberdrola S.A.	19,328,046
133,900	Kansai Electric Power Co, Inc	3,878,545
127,000	Kyushu Electric Power Co, Inc	3,371,547
40,000	Shikoku Electric Power Co, Inc	1,348,605
127,000	Tohoku Electric Power Co, Inc	3,435,506
269,900	Tokyo Electric Power Co, Inc	9,009,732
1,260,000	Tokyo Gas Co Ltd	6,386,783
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	57,196,933

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.33%
19,324,950	Hon Hai Precision Industry Co, Ltd	37,804,309
678,000	Hosiden Corp	10,715,416
80	Hoya Corp	1,397
37,000	Matsushita Electric Industrial Co Ltd	454,812
2,300	Murata Manufacturing Co Ltd	90,186
63,691	Samsung Electronics Co Ltd	23,221,109
2,924,514	Smiths Group plc	37,211,783
151,700	Sony Corp	3,317,966
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	112,816,978

ENGINEERING AND MANAGEMENT SERVICES - 0.45%
184,641	Tecan Group AG.	6,848,050
	TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,848,050

FOOD AND KINDRED PRODUCTS - 5.64%
716,400	Asahi Breweries Ltd	12,386,598
1,058,976	Groupe Danone	63,562,201
308,000	Toyo Suisan Kaisha Ltd	8,875,449
91,700	Yakult Honsha Co Ltd	1,962,112
	TOTAL FOOD AND KINDRED PRODUCTS	86,786,360

FOOD STORES - 0.51%
228,000	Seven & I Holdings Co Ltd	7,836,717
	TOTAL FOOD STORES	7,836,717

GENERAL BUILDING CONTRACTORS - 2.04%
753,826	Vinci S.A.	31,435,657
	TOTAL GENERAL BUILDING CONTRACTORS	31,435,657

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 0.89%
187,897	Bellevue Group AG.	$6,748,570
714,194	iShares MSCI Japan Index Fund	6,856,263
22	Nomura Real Estate Office Fund, Inc	143,146
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,747,979

HOTELS AND OTHER LODGING PLACES - 2.20%
693,964	Accor S.A.	33,868,654
	TOTAL HOTELS AND OTHER LODGING PLACES	33,868,654

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.66%
2,831,536	ASML Holding NV	50,183,672
111,800	Canon, Inc	3,542,333
44,100	Daikin Industries Ltd	1,159,764
21,320	FUJIFILM Holdings Corp	475,950
168,480	Komatsu Ltd	2,149,217
530,259	Krones AG.	23,203,630
188,774	Rheinmetall AG.	6,317,115
28,900	Sumitomo Heavy Industries Ltd	115,609
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	87,147,290

INSTRUMENTS AND RELATED PRODUCTS - 2.05%
414,134	Phonak Holding AG.	25,170,003
137,000	Terumo Corp	6,417,821
	TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,587,824

INSURANCE CARRIERS - 0.41%
40,916	Muenchener Rueckver AG.	6,352,118
	TOTAL INSURANCE CARRIERS	6,352,118

METAL MINING - 1.22%
614,070	Anglo American plc	13,649,315
46,928	BHP Billiton Ltd	995,942
283,925	MMC Norilsk Nickel (ADR)	1,805,763
85,134	Rio Tinto Ltd	2,255,506
	TOTAL METAL MINING	18,706,526

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
18,400	Nintendo Co Ltd	7,031,590
	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,031,590

NONDEPOSITORY INSTITUTIONS - 1.39%
26,126	ORIX Corp	1,491,817
264,269	Siemens AG.	19,895,079
	TOTAL NONDEPOSITORY INSTITUTIONS	21,386,896

OIL AND GAS EXTRACTION - 2.30%
2,577,447	BG Group plc	35,463,794
	TOTAL OIL AND GAS EXTRACTION	35,463,794

PAPER AND ALLIED PRODUCTS - 0.11%
200,000	Rengo Co Ltd	1,621,622
	TOTAL PAPER AND ALLIED PRODUCTS	1,621,622

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 3.96%
7,558,261		BP plc	$57,159,857
132,397		Royal Dutch Shell plc (A Shares)	3,435,887
6,011		Total S.A.	325,116
		TOTAL PETROLEUM AND COAL PRODUCTS	60,920,860

PRIMARY METAL INDUSTRIES - 0.01%
74,000		Sumitomo Metal Industries Ltd	182,789
		TOTAL PRIMARY METAL INDUSTRIES	182,789

RAILROAD TRANSPORTATION - 1.98%
1,234		Central Japan Railway Co	10,702,049
974	v	East Japan Railway Co	7,403,045
1,116,243		Firstgroup plc	6,965,174
1,200		West Japan Railway Co	5,467,712
		TOTAL RAILROAD TRANSPORTATION	30,537,980

REAL ESTATE - 0.00%**
18		City Developments Ltd	80
		TOTAL REAL ESTATE	80

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.55%
1,724,797		Bayer AG.	100,501,230
4,358,703		SSL International plc	31,020,299
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	131,521,529

SECURITY AND COMMODITY BROKERS - 6.71%
957,331		Deutsche Boerse AG.	69,261,943
3,572,800		Hong Kong Exchanges and Clearing Ltd	33,929,199
		TOTAL SECURITY AND COMMODITY BROKERS	103,191,142

STONE, CLAY, AND GLASS PRODUCTS - 2.10%
9,761,000		Nippon Sheet Glass Co Ltd	32,316,279
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	32,316,279

TOBACCO PRODUCTS - 0.23%
1,050		Japan Tobacco, Inc	3,477,958
		TOTAL TOBACCO PRODUCTS	3,477,958

TRANSPORTATION EQUIPMENT - 2.12%
12,760		Denso Corp	216,210
2,109,185		Fiat S.p.A.	14,119,184
312,500		Honda Motor Co Ltd	6,655,835
47,900		Modec, Inc	938,172
322,000		Toyota Motor Corp	10,644,780
		TOTAL TRANSPORTATION EQUIPMENT	32,574,181

TRUCKING AND WAREHOUSING - 2.27%
2,069,139		Deutsche Post AG.	34,996,685
		TOTAL TRUCKING AND WAREHOUSING	34,996,685

WATER TRANSPORTATION - 0.08%
200,000		Mitsui OSK Lines Ltd	1,236,057
		TOTAL WATER TRANSPORTATION	1,236,057

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.62%
210,010		Mitsubishi Corp	$2,974,594
228,000		Mitsui & Co Ltd	2,343,923
479,450		Sumitomo Corp	4,252,374
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,570,891

WHOLESALE TRADE-NONDURABLE GOODS - 2.96%
11,697,438		Foster's Group Ltd	44,854,986
65,000		Kikkoman Corp	772,403
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	45,627,389

		TOTAL COMMON STOCKS	1,471,785,720
		(Cost $2,133,251,279)

RIGHTS / WARRANTS - 0.00%**

DEPOSITORY INSTITUTIONS - 0.00%
8,152	m,v*	DBS Group Holdings Ltd	16,974
		TOTAL DEPOSITORY INSTITUTIONS	16,974

		TOTAL RIGHTS / WARRANTS	16,974
		(Cost $0 )

SHORT-TERM INVESTMENTS - 1.62%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.62%
$ 25,000,000		Federal Home Loan Bank (FHLB), 01/02/09	25,000,000
			25,000,000
		TOTAL SHORT-TERM INVESTMENTS	25,000,000
		(Cost $24,999,999)

		TOTAL INVESTMENTS - 97.26%	1,496,802,694
		(Cost $2,158,251,278 )
		OTHER ASSETS AND LIABILITIES, NET - 2.74%	42,109,939

		NET ASSETS - 100.00%	$1,538,912,633

		The following abbreviation is used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved
		by the Board of Trustees. The value of these securities amounted to $33,741,458
		which represents 2.19% of net assets.

		At December 31, 2008, the net unrealized depreciation on investment was $661,448,585,
		consisting of gross unrealized appreciation of $28,017,960 and gross unrealized depreciation
		of $689,466,545.

TIAA-CREF FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY FUND (unaudited)
December 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$99,828,235	6.67%
TOTAL DOMESTIC	99,828,235	6.67

FOREIGN
AUSTRALIA	48,473,281	3.24
FRANCE	130,255,116	8.70
GERMANY	303,489,386	20.28
HONG KONG	33,929,199	2.27
ITALY	14,119,184	0.94
JAPAN	306,157,238	20.45
NETHERLANDS	53,619,559	3.58
RUSSIA	1,805,763	0.12
SINGAPORE	548,651	0.04
SOUTH KOREA	23,221,109	1.55
SPAIN	19,328,046	1.29
SWITZERLAND	108,837,941	7.27
TAIWAN	37,804,309	2.53
UNITED KINGDOM	315,385,677	21.07
TOTAL FOREIGN	1,396,974,459	93.33
TOTAL INVESTMENTS	$1,496,802,694	100.00%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.76%

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
129,857		Lowe's Cos, Inc	$2,794,523
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,794,523

BUSINESS SERVICES - 19.51%
282,108	*	Adobe Systems, Inc	6,006,079
157,315	*	Akamai Technologies, Inc	2,373,883
104,208	*	Autodesk, Inc	2,047,687
580,304	*	eBay, Inc	8,101,044
1,593,880		Experian Group Ltd	9,899,719
42,395	*	Google, Inc (Class A)	13,042,823
363,701	*	Intuit, Inc	8,652,447
274,068		Omnicom Group, Inc	7,377,911
537,813	*	Oracle Corp	9,535,424
51,121	*	Salesforce.com, Inc	1,636,383
151,385		Visa, Inc (Class A)	7,940,143
331,935	*	Yahoo!, Inc	4,049,607
		TOTAL BUSINESS SERVICES	80,663,150

CHEMICALS AND ALLIED PRODUCTS - 22.69%
241,898		Abbott Laboratories	12,910,096
41,748		Air Products & Chemicals, Inc	2,098,672
78,790	*	Amgen, Inc	4,550,123
346,898		Avon Products, Inc	8,335,959
120,700		Bristol-Myers Squibb Co	2,806,275
61,754		Colgate-Palmolive Co	4,232,619
77,741	*	Genentech, Inc	6,445,506
339,035	*	Gilead Sciences, Inc	17,338,250
157,915		Monsanto Co	11,109,320
73,811		Praxair, Inc	4,381,421
96,396		Shire plc (ADR)	4,316,613
241,299		Teva Pharmaceutical Industries Ltd (ADR)	10,272,098
132,845		Wyeth	4,983,016
		TOTAL CHEMICALS AND ALLIED PRODUCTS	93,779,968

COAL MINING - 0.22%
39,870		Peabody Energy Corp	907,043
		TOTAL COAL MINING	907,043

COMMUNICATIONS - 4.85%
150,269	*	American Tower Corp (Class A)	4,405,887
392,155	*	DIRECTV Group, Inc	8,984,271
196,089		Verizon Communications, Inc	6,647,417
		TOTAL COMMUNICATIONS	20,037,575

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 5.08%
149,698		Bank of New York Mellon Corp	$4,240,944
393,074		Wachovia Corp	2,177,630
151,836		Wells Fargo & Co	4,476,125
705,701		Western Union Co	10,119,753
		TOTAL DEPOSITORY INSTITUTIONS	21,014,452

EATING AND DRINKING PLACES - 1.34%
89,189		McDonald's Corp	5,546,664
		TOTAL EATING AND DRINKING PLACES	5,546,664

EDUCATIONAL SERVICES - 0.61%
33,055	*	Apollo Group, Inc (Class A)	2,532,674
		TOTAL EDUCATIONAL SERVICES	2,532,674

ELECTRIC, GAS, AND SANITARY SERVICES - 0.27%
44,150		Constellation Energy Group, Inc	1,107,724
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,107,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.27%
57,676	*	Apple Computer, Inc	4,922,647
727,394	*	Cisco Systems, Inc	11,856,522
36,364	*	First Solar, Inc	5,016,777
637,553		Intel Corp	9,346,527
193,556	*	Marvell Technology Group Ltd	1,291,019
334,236		Qualcomm, Inc	11,975,676
53,987	*	Research In Motion Ltd	2,190,792
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	46,599,960

ENGINEERING AND MANAGEMENT SERVICES - 3.34%
95,325	*	Celgene Corp	5,269,566
177,378	*	Jacobs Engineering Group, Inc	8,531,882
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,801,448

FOOD AND KINDRED PRODUCTS - 2.18%
148,638		General Mills, Inc	9,029,759
		TOTAL FOOD AND KINDRED PRODUCTS	9,029,759

FURNITURE AND HOME FURNISHINGS STORES - 1.00%
162,544	*	Bed Bath & Beyond, Inc	4,131,868
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,131,868

GENERAL MERCHANDISE STORES - 1.65%
60,741		Target Corp	2,097,387
84,224		Wal-Mart Stores, Inc	4,721,597
		TOTAL GENERAL MERCHANDISE STORES	6,818,984

HEALTH SERVICES - 1.47%
144,695	*	Medco Health Solutions, Inc	6,064,167
		TOTAL HEALTH SERVICES	6,064,167

HOTELS AND OTHER LODGING PLACES - 0.43%
41,972		Wynn Resorts Ltd	1,773,737
		TOTAL HOTELS AND OTHER LODGING PLACES	1,773,737

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.15%
351,740		Hewlett-Packard Co	$12,764,645
367,960		International Game Technology	4,375,044
6,200	m,v*	Seagate Technology	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,139,689

INSTRUMENTS AND RELATED PRODUCTS - 2.61%
27,955		Allergan, Inc	1,127,146
136,280	*	Flir Systems, Inc	4,181,070
95,476	*	Hologic, Inc	1,247,871
97,480		Roper Industries, Inc	4,231,607
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,787,694

INSURANCE CARRIERS - 0.68%
80,475		Metlife, Inc	2,805,359
		TOTAL INSURANCE CARRIERS	2,805,359

METAL MINING - 0.42%
47,178		Barrick Gold Corp	1,734,735
		TOTAL METAL MINING	1,734,735

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.27%
24,600		Nintendo Co Ltd	9,400,930
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	9,400,930

MISCELLANEOUS RETAIL - 1.06%
152,997		CVS Corp	4,397,134
		TOTAL MISCELLANEOUS RETAIL	4,397,134

OIL AND GAS EXTRACTION - 4.83%
70,987		Devon Energy Corp	4,664,556
55,010		Occidental Petroleum Corp	3,300,050
283,795		Schlumberger Ltd	12,013,042
		TOTAL OIL AND GAS EXTRACTION	19,977,648

PETROLEUM AND COAL PRODUCTS - 1.80%
93,216		Exxon Mobil Corp	7,441,433
		TOTAL PETROLEUM AND COAL PRODUCTS	7,441,433

PRIMARY METAL INDUSTRIES - 1.79%
124,356		Precision Castparts Corp	7,396,695
		TOTAL PRIMARY METAL INDUSTRIES	7,396,695

PRINTING AND PUBLISHING - 0.98%
52,699		Dun & Bradstreet Corp	4,068,363
		TOTAL PRINTING AND PUBLISHING	4,068,363

SECURITY AND COMMODITY BROKERS - 3.58%
473,302		Charles Schwab Corp	7,653,293
46,783	*	IntercontinentalExchange, Inc	3,856,791
69,507		Lazard Ltd (Class A)	2,067,138
55,462		Legg Mason, Inc	1,215,172
		TOTAL SECURITY AND COMMODITY BROKERS	14,792,394

TIAA-CREF FUNDS - Large-Cap Growth Fund

		VALUE
	TOTAL COMMON STOCKS	$416,545,770
	(Cost $505,958,588)

	TOTAL INVESTMENTS - 100.76%	416,545,770
	(Cost $505,958,588)

	OTHER ASSETS AND LIABILITIES, NET - (0.76%)	(3,135,722)

	NET ASSETS - 100.00%	$413,410,048

	The following abbreviations are used in portfolio description:
	ADR - American Depositary Receipt
	plc - Public Limited Company

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved
	by the Board of Trustees. The value of this security amounted to $0
	which represents 0% of net assets.

	At December 31, 2008, the net unrealized depreciation on investment was $89,412,818,
	consisting of gross unrealized appreciation of $9,274,098 and gross unrealized depreciation
	of $98,686,916.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.97%

AMUSEMENT AND RECREATION SERVICES - 0.94%
201,966	*	Penn National Gaming, Inc	$4,318,033
129,606		Walt Disney Co	2,940,760
		TOTAL AMUSEMENT AND RECREATION SERVICES	7,258,793

APPAREL AND ACCESSORY STORES - 0.82%
249,727		American Eagle Outfitters, Inc	2,337,445
109,945	*	Kohl's Corp	3,980,009
		TOTAL APPAREL AND ACCESSORY STORES	6,317,454

APPAREL AND OTHER TEXTILE PRODUCTS - 0.86%
3,902		Liz Claiborne, Inc	10,145
120,829		VF Corp	6,617,805
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,627,950

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.03%
469,463		Home Depot, Inc	10,807,039
223,420		Lowe's Cos, Inc	4,807,998
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	15,615,037

BUSINESS SERVICES - 1.42%
178,813	*	Cavium Networks, Inc	1,879,325
238,192	*	Oracle Corp	4,223,143
792,675	*	Sun Microsystems, Inc	3,028,019
57,075	*	Symantec Corp	771,654
74,842	*	Temenos Group AG.	1,010,006
		TOTAL BUSINESS SERVICES	10,912,147

CHEMICALS AND ALLIED PRODUCTS - 15.40%
6,957		Abbott Laboratories	371,295
194,443		Alberto-Culver Co	4,765,798
235,435	*	Amgen, Inc	13,596,371
105,174		Avon Products, Inc	2,527,331
240,264		Bristol-Myers Squibb Co	5,586,138
89,548		Clorox Co	4,975,287
65,518		Cytec Industries, Inc	1,390,292
23,192		Dow Chemical Co	349,967
124,699		Du Pont (E.I.) de Nemours & Co	3,154,885
56,282		Ecolab, Inc	1,978,312
48,295		Eli Lilly & Co	1,944,840
180,146		Johnson & Johnson	10,778,135
92,101		Merck & Co, Inc	2,799,870
598,639	*	Mylan Laboratories, Inc	5,920,540
1,042,183		Pfizer, Inc	18,457,062
84,462		PPG Industries, Inc	3,583,723
234,401		Procter & Gamble Co	14,490,670

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
75,913		Shire plc (ADR)	$3,399,384
112,099		Teva Pharmaceutical Industries Ltd (ADR)	4,772,054
369,811		Wyeth	13,871,611
		TOTAL CHEMICALS AND ALLIED PRODUCTS	118,713,565

COAL MINING - 0.10%
32,595		Peabody Energy Corp	741,536
		TOTAL COAL MINING	741,536

COMMUNICATIONS - 6.12%
795,564		AT&T, Inc	22,673,574
409,504		Comcast Corp (Class A)	6,912,428
8,644		Fairpoint Communications, Inc	28,352
142,565	*	SONAECOM - SGPS S.A.	199,163
319,298	*	Sprint Nextel Corp	584,315
170,875	*	Time Warner Cable, Inc (Class A)	3,665,269
386,667		Verizon Communications, Inc	13,108,011
		TOTAL COMMUNICATIONS	47,171,112

DEPOSITORY INSTITUTIONS - 14.57%
605,825		AMMB Holdings BHD	432,482
1,067,989		Bank of America Corp	15,037,285
296,096		Bank of New York Mellon Corp	8,388,400
40,000		Bank of the Ryukyus Ltd	394,583
492,189		Citigroup, Inc	3,302,588
308,939		First Horizon National Corp	3,265,490
577,984		JPMorgan Chase & Co	18,223,836
277,968		Keycorp	2,368,287
730,271		National City Corp	1,321,791
157,926		State Street Corp	6,211,230
29,650		SunTrust Banks, Inc	875,861
834,357		TCF Financial Corp	11,397,317
394,544	*	UBS AG.	5,641,979
18,489		US Bancorp	462,410
510,998		Wachovia Corp	2,830,929
1,091,401		Wells Fargo & Co	32,174,501
		TOTAL DEPOSITORY INSTITUTIONS	112,328,969

EATING AND DRINKING PLACES - 0.96%
262,347		Darden Restaurants, Inc	7,392,938
		TOTAL EATING AND DRINKING PLACES	7,392,938

ELECTRIC, GAS, AND SANITARY SERVICES - 7.13%
58,800		Allegheny Energy, Inc	1,990,968
36,245		Consolidated Edison, Inc	1,411,018
380,820		Constellation Energy Group, Inc	9,554,774
15,189		Dominion Resources, Inc	544,374
169,475		Duke Energy Corp	2,543,820
16,147		Exelon Corp	897,935
43,958		FirstEnergy Corp	2,135,480
64,395		FPL Group, Inc	3,241,000
5,741		MDU Resources Group, Inc	123,891
45,350	*	NRG Energy, Inc	1,058,016
94,142		PG&E Corp	3,644,237

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
173,297		PPL Corp	$5,318,485
41,186		Progress Energy, Inc	1,641,262
130,514		Public Service Enterprise Group, Inc	3,807,093
65,345		Questar Corp	2,136,128
500,195		Republic Services, Inc	12,399,833
120,000		NV Energy, Inc	1,186,800
3,452		Southern Union Co	45,014
68,657		Xcel Energy, Inc	1,273,587
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	54,953,715

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.28%
215,989		AU Optronics Corp (ADR)	1,658,796
45,396	*	Cisco Systems, Inc	739,955
490,046	*	Fairchild Semiconductor International, Inc	2,396,325
1,687,718		General Electric Co	27,341,031
889,143	*	Micron Technology, Inc	2,347,338
162,285		Qualcomm, Inc	5,814,671
15,920,045		Solomon Systech International Ltd	367,692
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	40,665,808

ENGINEERING AND MANAGEMENT SERVICES - 0.77%
408	*	Affymax, Inc	4,076
193,388	*	Genpact Ltd	1,589,649
151,739		KBR, Inc	2,306,433
99,117	*	Shaw Group, Inc	2,028,925
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,929,083

FABRICATED METAL PRODUCTS - 0.02%
4,352		Illinois Tool Works, Inc	152,538
		TOTAL FABRICATED METAL PRODUCTS	152,538

FOOD AND KINDRED PRODUCTS - 2.09%
121,111		Archer Daniels Midland Co	3,491,630
19,833		Coca-Cola Co	897,840
90,791		Corn Products International, Inc	2,619,320
77,774		Hershey Co	2,701,869
73,263		Kraft Foods, Inc (Class A)	1,967,112
81,331		PepsiCo, Inc	4,454,499
		TOTAL FOOD AND KINDRED PRODUCTS	16,132,270

FOOD STORES - 0.14%
40,853		Kroger Co	1,078,928
		TOTAL FOOD STORES	1,078,928

FORESTRY - 0.35%
86,046		Rayonier, Inc	2,697,542
		TOTAL FORESTRY	2,697,542

GENERAL BUILDING CONTRACTORS - 0.72%
12,217	*	NVR, Inc	5,574,006
		TOTAL GENERAL BUILDING CONTRACTORS	5,574,006

GENERAL MERCHANDISE STORES - 0.67%
26,668		Dillard's, Inc (Class A)	105,872

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
287,366		Macy's, Inc	$2,974,238
60,835		Target Corp	2,100,633
		TOTAL GENERAL MERCHANDISE STORES	5,180,743

HEALTH SERVICES - 0.43%
305,867	*	Healthsouth Corp	3,352,302
		TOTAL HEALTH SERVICES	3,352,302

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%**
18	*	Foster Wheeler Ltd	421
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	421

HOLDING AND OTHER INVESTMENT OFFICES - 1.02%
380,595		Blackstone Group LP	2,485,285
11,611		Boston Properties, Inc	638,605
11		Cross Timbers Royalty Trust	306
37,896		Plum Creek Timber Co, Inc	1,316,507
207,248		Prologis	2,878,675
9,954		Simon Property Group, Inc	528,856
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,848,234

HOTELS AND OTHER LODGING PLACES - 0.11%
149,408	*	Las Vegas Sands Corp	885,989
		TOTAL HOTELS AND OTHER LODGING PLACES	885,989

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.24%
717,730	*	Brocade Communications Systems, Inc	2,009,644
148,105		Hewlett-Packard Co	5,374,731
224,263	*	Verigy Ltd	2,157,410
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,541,785

INSTRUMENTS AND RELATED PRODUCTS - 1.44%
283,170		Covidien Ltd	10,262,080
24,338	*	Thermo Electron Corp	829,196
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,091,276

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
144,010		Hartford Financial Services Group, Inc	2,364,644
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,364,644

INSURANCE CARRIERS - 7.81%
77,024		ACE Ltd	4,076,110
1,248		Aegon NV	7,550
252,754		Aetna, Inc	7,203,489
49,042		Allstate Corp	1,606,616
13,637		Aspen Insurance Holdings Ltd	330,697
182,935		Axis Capital Holdings Ltd	5,327,067
55,642		Everest Re Group Ltd	4,236,582
75,219		Max Re Capital Ltd	1,331,376
217,599		Metlife, Inc	7,585,502
71,342		PartnerRe Ltd	5,084,544
206,358		Principal Financial Group	4,657,500
38,729		Prudential Financial, Inc	1,171,940
12,994		Reinsurance Group of America, Inc (Class A)	556,403

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
81,314		RenaissanceRe Holdings Ltd	$4,192,550
114,186		Travelers Cos, Inc	5,161,207
205,960		UnitedHealth Group, Inc	5,478,536
601,150		XL Capital Ltd (Class A)	2,224,255
		TOTAL INSURANCE CARRIERS	60,231,924

METAL MINING - 0.79%
68,842		Rio Tinto plc (ADR)	6,120,742
		TOTAL METAL MINING	6,120,742

MISCELLANEOUS RETAIL - 0.84%
208,384		CVS Corp	5,988,956
171,648	*	Office Depot, Inc	511,511
		TOTAL MISCELLANEOUS RETAIL	6,500,467

MOTION PICTURES - 1.42%
107,347		News Corp (Class A)	975,784
989,407		Time Warner, Inc	9,953,435
		TOTAL MOTION PICTURES	10,929,219

NONDEPOSITORY INSTITUTIONS - 1.42%
1,103,896		Chimera Investment Corp	3,808,441
78,691		Discover Financial Services	749,925
391,584		Federal National Mortgage Association	297,604
440,505		Textron, Inc	6,109,805
		TOTAL NONDEPOSITORY INSTITUTIONS	10,965,775

OIL AND GAS EXTRACTION - 3.92%
24,496		Anadarko Petroleum Corp	944,321
59,983		Apache Corp	4,470,533
107,465		BJ Services Co	1,254,117
104,579		Cabot Oil & Gas Corp	2,719,054
28,370		Chesapeake Energy Corp	458,743
50,668		Devon Energy Corp	3,329,394
98,613		Occidental Petroleum Corp	5,915,794
141,809		Petroleo Brasileiro S.A. (ADR)	3,472,902
1,969	*	Plains Exploration & Production Co	45,760
49,564		Range Resources Corp	1,704,506
168,263		XTO Energy, Inc	5,934,635
		TOTAL OIL AND GAS EXTRACTION	30,249,759

PAPER AND ALLIED PRODUCTS - 0.89%
38,389		Kimberly-Clark Corp	2,024,636
11,571		Mondi Ltd	41,591
10,183	*	Smurfit-Stone Container Corp	2,597
205,210		Sonoco Products Co	4,752,663
		TOTAL PAPER AND ALLIED PRODUCTS	6,821,487

PETROLEUM AND COAL PRODUCTS - 10.66%
375,353		Chevron Corp	27,764,861
119,717		ConocoPhillips	6,201,341
505,585		Exxon Mobil Corp	40,360,851
268,659		Marathon Oil Corp	7,350,510
77,828	*	SandRidge Energy, Inc	478,642
		TOTAL PETROLEUM AND COAL PRODUCTS	82,156,205

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.02%
11,308		Spectra Energy Corp	$177,988
		TOTAL PIPELINES, EXCEPT NATURAL GAS	177,988

PRINTING AND PUBLISHING - 0.12%
11,826		Dun & Bradstreet Corp	912,967
		TOTAL PRINTING AND PUBLISHING	912,967

REAL ESTATE - 0.03%
1,535,535	*	Unitech Corporate Parks plc	194,058
		TOTAL REAL ESTATE	194,058

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
140,559		Newell Rubbermaid, Inc	1,374,667
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,374,667

SECURITY AND COMMODITY BROKERS - 2.26%
190,367		Charles Schwab Corp	3,078,234
28,490		Goldman Sachs Group, Inc	2,404,271
263,853		Legg Mason, Inc	5,781,020
54,123		Merrill Lynch & Co, Inc	629,992
164,821		Morgan Stanley	2,643,729
185,778		SEI Investments Co	2,918,572
		TOTAL SECURITY AND COMMODITY BROKERS	17,455,818

TOBACCO PRODUCTS - 0.19%
26,404		Lorillard, Inc	1,487,865
		TOTAL TOBACCO PRODUCTS	1,487,865

TRANSPORTATION BY AIR - 1.37%
532,835	*	Delta Air Lines, Inc	6,106,289
69,541		FedEx Corp	4,461,055
		TOTAL TRANSPORTATION BY AIR	10,567,344

TRANSPORTATION EQUIPMENT - 0.57%
378,697	*	Ford Motor Co	867,216
78,926		Northrop Grumman Corp	3,554,827
		TOTAL TRANSPORTATION EQUIPMENT	4,422,043

TRANSPORTATION SERVICES - 0.44%
234,392		UTI Worldwide, Inc	3,361,181
		TOTAL TRANSPORTATION SERVICES	3,361,181

WHOLESALE TRADE-DURABLE GOODS - 0.45%
159,017		BorgWarner, Inc	3,461,800
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,461,800

WHOLESALE TRADE-NONDURABLE GOODS - 1.65%
81,832		Cardinal Health, Inc	2,820,749
282,021	*	Dean Foods Co	5,067,918
195,964		Unilever NV	4,810,916
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	12,699,583

TIAA-CREF FUNDS - Large-Cap Value Fund

		VALUE
	TOTAL COMMON STOCKS	$770,619,677
	(Cost $1,044,754,836)

	TOTAL INVESTMENTS - 99.97%	770,619,677
	(Cost $1,044,754,836 )

	OTHER ASSETS AND LIABILITIES, NET - 0.03%	205,567

	NET ASSETS - 100.00%	$770,825,244

	The following abbreviations are used in portfolio description:
	ADR - American Depositary Receipt
	LP - Limited Partnership
	plc - Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

	At December 31, 2008, the net unrealized depreciation on investment was $274,135,159,
	consisting of gross unrealized appreciation of $16,684,606 and gross unrealized depreciation
	of $290,819,765.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.95%

AMUSEMENT AND RECREATION SERVICES - 0.60%
187,660		World Wrestling Entertainment, Inc (Class A)	$2,079,273
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,079,273

APPAREL AND ACCESSORY STORES - 0.95%
204,636	*	Hanesbrands, Inc	2,609,109
50,800		Nordstrom, Inc	676,148
		TOTAL APPAREL AND ACCESSORY STORES	3,285,257

APPAREL AND OTHER TEXTILE PRODUCTS - 1.42%
74,001		Guess ?, Inc	1,135,915
63,566		Phillips-Van Heusen Corp	1,279,584
54,410		Polo Ralph Lauren Corp (Class A)	2,470,758
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,886,257

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.03%
129,833	*	Copart, Inc	3,530,159
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,530,159

BUSINESS SERVICES - 12.73%
347,804	*	Activision Blizzard, Inc	3,005,027
56,868	*	Alliance Data Systems Corp	2,646,068
154,631	*	Amdocs Ltd	2,828,201
244,090	*	Autonomy Corp plc	3,337,444
198,160		Aveva Group plc	1,623,956
20,683		Brink's Co	555,959
20,683	*	Brink's Home Security Holdings, Inc	453,371
76,592	*	CACI International, Inc (Class A)	3,453,534
279,775	*	Cavium Networks, Inc	2,940,435
61,602	*	Cerner Corp	2,368,597
160,038	*	Data Domain, Inc	3,008,714
94,615	*	Electronic Arts, Inc	1,517,625
82,606	*	Intuit, Inc	1,965,197
52,848	*	Juniper Networks, Inc	925,368
311,004	*	Nuance Communications, Inc	3,222,001
51,066		Omnicom Group, Inc	1,374,697
130,196		Ritchie Bros Auctioneers, Inc	2,788,798
90,610	*	Salesforce.com, Inc	2,900,426
117,500	*	Sybase, Inc	2,910,475
		TOTAL BUSINESS SERVICES	43,825,893

CHEMICALS AND ALLIED PRODUCTS - 9.78%
175,698		Avon Products, Inc	4,222,023
109,508		Celanese Corp (Series A)	1,361,184
86,408	*	Cephalon, Inc	6,656,872
24,097	*	Chattem, Inc	1,723,658

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
41,935		Church & Dwight Co, Inc	$2,353,392
203,820		Ecolab, Inc	7,164,274
87,860	*	Hospira, Inc	2,356,405
233,517	*	Mylan Laboratories, Inc	2,309,483
74,293		Perrigo Co	2,400,407
58,739		Shire plc (ADR)	2,630,332
13,081		Wyeth	490,668
		TOTAL CHEMICALS AND ALLIED PRODUCTS	33,668,698

COAL MINING - 1.50%
25,977	*	Alpha Natural Resources, Inc	420,568
98,223		Consol Energy, Inc	2,807,212
85,726		Peabody Energy Corp	1,950,267
		TOTAL COAL MINING	5,178,047

COMMUNICATIONS - 2.42%
211,772	*	American Tower Corp (Class A)	6,209,155
120,591	*	Crown Castle International Corp	2,119,990
		TOTAL COMMUNICATIONS	8,329,145

DEPOSITORY INSTITUTIONS - 0.35%
83,629		Western Union Co	1,199,240
		TOTAL DEPOSITORY INSTITUTIONS	1,199,240

EATING AND DRINKING PLACES - 1.87%
203,816		Yum! Brands, Inc	6,420,204
		TOTAL EATING AND DRINKING PLACES	6,420,204

ELECTRIC, GAS, AND SANITARY SERVICES - 5.30%
69,848		Constellation Energy Group, Inc	1,752,486
214,895	*	Covanta Holding Corp	4,719,094
182,922		PPL Corp	5,613,876
55,134		Public Service Enterprise Group, Inc	1,608,259
87,249	*	Stericycle, Inc	4,543,928
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,237,643

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.84%
174,200		Analog Devices, Inc	3,313,284
87,746	*	Avnet, Inc	1,597,855
214,672	*	Broadcom Corp (Class A)	3,642,984
129,255		Harris Corp	4,918,152
59,409		L-3 Communications Holdings, Inc	4,383,196
71,230		Maxim Integrated Products, Inc	813,447
119,344	*	MEMC Electronic Materials, Inc	1,704,232
428,632	*	ON Semiconductor Corp	1,457,349
105,244		Tyco Electronics Ltd	1,706,005
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	23,536,504

ENGINEERING AND MANAGEMENT SERVICES - 4.70%
36,247	*	Celgene Corp	2,003,734
48,340		Fluor Corp	2,169,016
18,892	*	Jacobs Engineering Group, Inc	908,705
81,196	*	McDermott International, Inc	802,216
72,568		Quest Diagnostics, Inc	3,767,005

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
105,749	*	Savient Pharmaceuticals, Inc	$612,287
85,730	*	Shaw Group, Inc	1,754,893
208,838	*	VCA Antech, Inc	4,151,700
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	16,169,556

FOOD AND KINDRED PRODUCTS - 3.06%
114,581		Archer Daniels Midland Co	3,303,371
201,664	*	Darling International, Inc	1,107,135
101,505		McCormick & Co, Inc	3,233,949
49,436	*	Ralcorp Holdings, Inc	2,887,062
		TOTAL FOOD AND KINDRED PRODUCTS	10,531,517

FURNITURE AND HOME FURNISHINGS STORES - 0.74%
116,810	*	GameStop Corp (Class A)	2,530,105
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,530,105

GENERAL BUILDING CONTRACTORS - 0.08%
15,600		Walter Industries, Inc	273,156
		TOTAL GENERAL BUILDING CONTRACTORS	273,156

GENERAL MERCHANDISE STORES - 2.39%
142,242	*	Big Lots, Inc	2,061,087
54,668		Costco Wholesale Corp	2,870,070
160,495		TJX Cos, Inc	3,301,382
		TOTAL GENERAL MERCHANDISE STORES	8,232,539

HEALTH SERVICES - 3.81%
74,423	*	DaVita, Inc	3,689,148
72,290	*	Express Scripts, Inc	3,974,504
70,710		Omnicare, Inc	1,962,910
124,971	*	Psychiatric Solutions, Inc	3,480,442
		TOTAL HEALTH SERVICES	13,107,004

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.72%
37,300	*	Foster Wheeler Ltd	872,074
94,312		Saipem S.p.A.	1,608,547
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,480,621

HOLDING AND OTHER INVESTMENT OFFICES - 6.28%
11,400	*	Affiliated Managers Group, Inc	477,888
160,565		Consumer Discretionary Select Sector SPDR Fund	3,463,387
429,510		iShares Russell Midcap Growth Index Fund	13,452,253
463,792	*	Liberty Acquisition Holdings Corp	3,844,836
20,900		Macerich Co	379,544
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,617,908

HOTELS AND OTHER LODGING PLACES - 0.60%
34,182	*	MGM Mirage	470,344
51,700		Starwood Hotels & Resorts Worldwide, Inc	925,430
15,800		Wynn Resorts Ltd	667,708
		TOTAL HOTELS AND OTHER LODGING PLACES	2,063,482

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.99%
19,580		Flowserve Corp	1,008,370

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
98,144		ITT Industries, Inc	$4,513,643
55,037		Joy Global, Inc	1,259,797
151,684		Manitowoc Co, Inc	1,313,583
332,212	*	Netezza Corp	2,205,888
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,301,281

INSTRUMENTS AND RELATED PRODUCTS - 7.91%
72,432	*	Agilent Technologies, Inc	1,132,112
69,754		Allergan, Inc	2,812,481
59,770	*	Flir Systems, Inc	1,833,744
58,701	*	Illumina, Inc	1,529,161
70,792	*	Itron, Inc	4,512,282
84,410	*	NuVasive, Inc	2,924,807
91,015		Rockwell Collins, Inc	3,557,776
160,478	*	St. Jude Medical, Inc	5,289,355
168,134	*	Trimble Navigation Ltd	3,633,376
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,225,094

INSURANCE CARRIERS - 0.15%
47,706	*	Health Net, Inc	519,518
		TOTAL INSURANCE CARRIERS	519,518

JUSTICE, PUBLIC ORDER AND SAFETY - 1.31%
276,000	*	Corrections Corp of America	4,515,360
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	4,515,360

LEATHER AND LEATHER PRODUCTS - 1.02%
168,226	*	Coach, Inc	3,494,054
		TOTAL LEATHER AND LEATHER PRODUCTS	3,494,054

LEGAL SERVICES - 1.29%
99,298	*	FTI Consulting, Inc	4,436,635
		TOTAL LEGAL SERVICES	4,436,635

METAL MINING - 1.19%
79,356		Barrick Gold Corp	2,917,920
47,661		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,164,835
		TOTAL METAL MINING	4,082,755

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
29,119		Hasbro, Inc	849,401
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	849,401

MISCELLANEOUS RETAIL - 0.56%
135,662	*	Dick's Sporting Goods, Inc	1,914,191
		TOTAL MISCELLANEOUS RETAIL	1,914,191

MOTION PICTURES - 1.10%
12,726	*	Ascent Media Corp (Series A)	277,936
127,265	*	Discovery Communications, Inc (Class A)	1,802,073
127,265	*	Discovery Communications, Inc (Class C)	1,704,078
		TOTAL MOTION PICTURES	3,784,087

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.26%
194,440		CapitalSource, Inc	$898,313
		TOTAL NONDEPOSITORY INSTITUTIONS	898,313

NONMETALLIC MINERALS, EXCEPT FUELS - 0.62%
36,579		Compass Minerals International, Inc	2,145,724
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	2,145,724

OIL AND GAS EXTRACTION - 6.55%
298,579	*	Denbury Resources, Inc	3,260,483
105,177		Equitable Resources, Inc	3,528,688
52,566	*	National Oilwell Varco, Inc	1,284,713
114,508		Noble Corp	2,529,482
48,730		Pioneer Natural Resources Co	788,451
73,459		Range Resources Corp	2,526,255
125,728		Smith International, Inc	2,877,914
198,249	*	Southwestern Energy Co	5,743,274
		TOTAL OIL AND GAS EXTRACTION	22,539,260

PRIMARY METAL INDUSTRIES - 1.65%
31,300		AK Steel Holding Corp	291,716
90,589		Precision Castparts Corp	5,388,234
		TOTAL PRIMARY METAL INDUSTRIES	5,679,950

REAL ESTATE - 0.26%
134,935		Forest City Enterprises, Inc (Class A)	904,065
		TOTAL REAL ESTATE	904,065

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
43,200	*	Goodyear Tire & Rubber Co	257,904
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	257,904

SECURITY AND COMMODITY BROKERS - 1.95%
12,616	*	IntercontinentalExchange, Inc	1,040,063
42,200		Janus Capital Group, Inc	338,866
101,432		Lazard Ltd (Class A)	3,016,588
65,742		T Rowe Price Group, Inc	2,329,896
		TOTAL SECURITY AND COMMODITY BROKERS	6,725,413

SPECIAL TRADE CONTRACTORS - 1.37%
238,236	*	Quanta Services, Inc	4,717,073
		TOTAL SPECIAL TRADE CONTRACTORS	4,717,073

STONE, CLAY, AND GLASS PRODUCTS - 0.73%
286,145		Gentex Corp	2,526,660
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,526,660

WATER TRANSPORTATION - 0.28%
64,893		Genco Shipping & Trading Ltd	960,416
		TOTAL WATER TRANSPORTATION	960,416

WHOLESALE TRADE-DURABLE GOODS - 1.08%
319,719	*	LKQ Corp	3,727,924
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,727,924

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.18%
47,042		Airgas, Inc	$1,834,168
120,463	*	Bare Escentuals, Inc	630,021
61,735	*	Endo Pharmaceuticals Holdings, Inc	1,597,702
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,061,891

		TOTAL COMMON STOCKS	347,449,177
		(Cost $520,323,324)

		TOTAL INVESTMENTS - 100.95%	347,449,177
		(Cost $520,323,324 )

		OTHER ASSETS AND LIABILITIES, NET - (0.95%)	(3,274,589)

		NET ASSETS - 100.00%	$344,174,588

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt
		plc - Public Limited Company
		SPDR - Standard & Poor's Depository Receipts

	*	Non-income producing.

		At December 31, 2008, the net unrealized depreciation on investment was $172,874,146,
		consisting of gross unrealized appreciation of $7,897,038 and gross unrealized depreciation
		of $180,771,184.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AMUSEMENT AND RECREATION SERVICES - 0.55%
81,000	*	Penn National Gaming, Inc	$1,731,780
337,500	*	Pinnacle Entertainment, Inc	2,592,000
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,323,780

APPAREL AND ACCESSORY STORES - 1.50%
75,000	*	Children's Place Retail Stores, Inc	1,626,000
349,000		Gap, Inc	4,673,110
108,000	*	Kohl's Corp	3,909,600
118,000		Nordstrom, Inc	1,570,580
		TOTAL APPAREL AND ACCESSORY STORES	11,779,290

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
98,000		VF Corp	5,367,460
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,367,460

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.43%
110,000	*	O'Reilly Automotive, Inc	3,381,400
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,381,400

BUSINESS SERVICES - 5.01%
145,895	*	Affiliated Computer Services, Inc (Class A)	6,703,875
20,000		Automatic Data Processing, Inc	786,800
120,000	*	CACI International, Inc (Class A)	5,410,800
170,000	*	Cadence Design Systems, Inc	622,200
209,245	*	Computer Sciences Corp	7,352,870
260,000	*	DynCorp International, Inc (Class A)	3,944,200
335,943	*	Earthlink, Inc	2,270,975
37,000	*	Fiserv, Inc	1,345,690
930,000	*	Interpublic Group of Cos, Inc	3,682,800
76,787	*	Juniper Networks, Inc	1,344,540
253,397	*	Novell, Inc	985,714
900,000	*	Sun Microsystems, Inc	3,438,000
27,665		Visa, Inc (Class A)	1,451,029
		TOTAL BUSINESS SERVICES	39,339,493

CHEMICALS AND ALLIED PRODUCTS - 5.41%
370,000		Alberto-Culver Co	9,068,700
155,000		Celanese Corp (Series A)	1,926,650
56,000		Clorox Co	3,111,360
180,000		Cytec Industries, Inc	3,819,600
81,723		Ecolab, Inc	2,872,563
32,000		Methanex Corp	355,124
400,000	*	Mylan Laboratories, Inc	3,956,000
22,000		Potash Corp of Saskatchewan	1,610,840

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
209,000		PPG Industries, Inc	$8,867,870
63,000		Shire plc (ADR)	2,821,140
43,193		Sigma-Aldrich Corp	1,824,472
182,369	*	Theravance, Inc	2,259,552
		TOTAL CHEMICALS AND ALLIED PRODUCTS	42,493,871

COAL MINING - 0.12%
59,000		Arch Coal, Inc	961,110
		TOTAL COAL MINING	961,110

COMMUNICATIONS - 1.86%
91,000		CenturyTel, Inc	2,487,030
550,000		Frontier Communications Corp	4,807,000
46,000		Global Payments, Inc	1,508,340
210,000	*	IAC/InterActiveCorp	3,303,300
85,000		Manitoba Telecom Services, Inc	2,477,359
		TOTAL COMMUNICATIONS	14,583,029

DEPOSITORY INSTITUTIONS - 8.30%
190,000		Astoria Financial Corp	3,131,200
150,000		Bank of New York Mellon Corp	4,249,500
65,000		Comerica, Inc	1,290,250
54,447		Cullen/Frost Bankers, Inc	2,759,374
544,827		First Horizon National Corp	5,758,821
455,000		Hudson City Bancorp, Inc	7,261,800
148,000		Huntington Bancshares, Inc	1,133,680
195,000		Keycorp	1,661,400
57,000		M&T Bank Corp	3,272,370
305,000		New York Community Bancorp, Inc	3,647,800
73,000		Northern Trust Corp	3,806,220
87,000		PNC Financial Services Group, Inc	4,263,000
171,636		Regions Financial Corp	1,366,223
457,000		TCF Financial Corp	6,242,620
336,018		Valley National Bancorp	6,804,365
256,969		Wells Fargo & Co	7,575,445
67,189		Western Union Co	963,490
		TOTAL DEPOSITORY INSTITUTIONS	65,187,558

EATING AND DRINKING PLACES - 0.93%
258,000		Darden Restaurants, Inc	7,270,440
		TOTAL EATING AND DRINKING PLACES	7,270,440

ELECTRIC, GAS, AND SANITARY SERVICES - 14.89%
113,000		Allegheny Energy, Inc	3,826,180
149,735		American Electric Power Co, Inc	4,983,181
120,000		American Water Works Co, Inc	2,505,600
136,000		CMS Energy Corp	1,374,960
577,000		Constellation Energy Group, Inc	14,476,929
86,385		DPL, Inc	1,973,033
85,426		Edison International	2,743,883
355,000		El Paso Corp	2,779,650
47,000		Energen Corp	1,378,510
61,000		FirstEnergy Corp	2,963,380
44,000		Integrys Energy Group, Inc	1,891,120

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
120,000	*	Mirant Corp	$2,264,400
342,000		NorthWestern Corp	8,026,740
313,000	*	NRG Energy, Inc	7,302,290
80,000	*	Ocean Power Technologies, Inc	535,200
451,168		Pepco Holdings, Inc	8,012,744
215,000		PG&E Corp	8,322,650
134,000		PPL Corp	4,112,460
150,000		Progress Energy, Inc	5,977,500
183,000		Public Service Enterprise Group, Inc	5,338,110
65,000		Questar Corp	2,124,850
440,000		Republic Services, Inc	10,907,600
130,000		Sempra Energy	5,541,900
211,164		Southern Union Co	2,753,579
260,000		Xcel Energy, Inc	4,823,000
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	116,939,449

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.48%
101,743	*	Cree, Inc	1,614,661
229,401	*	Fairchild Semiconductor International, Inc	1,121,771
150,000	*	Hexcel Corp	1,108,500
62,000		L-3 Communications Holdings, Inc	4,574,360
315,000	*	LSI Logic Corp	1,036,350
120,000	*	Marvell Technology Group Ltd	800,400
215,000		Maxim Integrated Products, Inc	2,455,300
278,353	*	Micron Technology, Inc	734,852
60,000	*	Novellus Systems, Inc	740,400
235,000	*	Nvidia Corp	1,896,450
383,935	*	Tellabs, Inc	1,581,812
112,000		Tyco Electronics Ltd	1,815,520
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,480,376

ENGINEERING AND MANAGEMENT SERVICES - 1.07%
207,000		KBR, Inc	3,146,400
88,000	*	McDermott International, Inc	869,440
108,000	*	URS Corp	4,403,160
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,419,000

FABRICATED METAL PRODUCTS - 1.39%
450,000	*	Crown Holdings, Inc	8,640,000
96,000		Pentair, Inc	2,272,320
		TOTAL FABRICATED METAL PRODUCTS	10,912,320

FOOD AND KINDRED PRODUCTS - 5.01%
155,000		Archer Daniels Midland Co	4,468,650
136,000		Bunge Ltd	7,040,720
86,615		Corn Products International, Inc	2,498,843
190,000		Del Monte Foods Co	1,356,600
121,000		H.J. Heinz Co	4,549,600
79,667		McCormick & Co, Inc	2,538,191
110,000		Pepsi Bottling Group, Inc	2,476,100
48,000		Reynolds American, Inc	1,934,880
730,000	*	Smithfield Foods, Inc	10,271,099
250,000		Tyson Foods, Inc (Class A)	2,190,000
		TOTAL FOOD AND KINDRED PRODUCTS	39,324,683

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD STORES - 1.13%
300,000		Kroger Co	$7,923,000
65,269		Supervalu, Inc	952,927
		TOTAL FOOD STORES	8,875,927

FORESTRY - 0.47%
120,000		Weyerhaeuser Co	3,673,200
		TOTAL FORESTRY	3,673,200

FURNITURE AND FIXTURES - 0.58%
180,000		Masco Corp	2,003,400
360,000		Tempur-Pedic International, Inc	2,552,400
		TOTAL FURNITURE AND FIXTURES	4,555,800

GENERAL BUILDING CONTRACTORS - 0.80%
6,900	*	NVR, Inc	3,148,125
178,000		Ryland Group, Inc	3,145,260
		TOTAL GENERAL BUILDING CONTRACTORS	6,293,385

GENERAL MERCHANDISE STORES - 1.17%
147,000		JC Penney Co, Inc	2,895,900
605,000		Macy's, Inc	6,261,750
		TOTAL GENERAL MERCHANDISE STORES	9,157,650

HEALTH SERVICES - 1.33%
80,000	*	DaVita, Inc	3,965,600
590,000	*	Healthsouth Corp	6,466,400
		TOTAL HEALTH SERVICES	10,432,000

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
26,000	*	Foster Wheeler Ltd	607,880
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	607,880

HOLDING AND OTHER INVESTMENT OFFICES - 10.86%
680,000		Annaly Mortgage Management, Inc	10,791,600
59,000		Boston Properties, Inc	3,245,000
63,993		Equity Residential	1,908,271
18,335		Essex Property Trust, Inc	1,407,211
61,329	g,m,v,*	GSC Capital Corp	0
240,000		iShares Russell 1000 Value Index Fund	11,884,800
1,220,000		iShares Russell Midcap Value Index Fund	34,696,800
133,000		Kimco Realty Corp	2,431,240
33,000		Mack-Cali Realty Corp	808,500
95,000		Plum Creek Timber Co, Inc	3,300,300
43,729		Post Properties, Inc	721,529
65,000		Potlatch Corp	1,690,650
55,000		Public Storage, Inc	4,372,500
85,323		Taubman Centers, Inc	2,172,324
250,312	*	Vantage Drilling Co	275,343
93,000		Vornado Realty Trust	5,612,550
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	85,318,618

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 0.90%
395,000	*	Brocade Communications Systems, Inc	$1,106,000
95,000		Curtiss-Wright Corp	3,172,050
73,000		Deere & Co	2,797,360
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,075,410

INSTRUMENTS AND RELATED PRODUCTS - 1.16%
75,203	*	Agilent Technologies, Inc	1,175,423
80,000	*	Teradyne, Inc	337,600
85,000	*	Thermo Electron Corp	2,895,950
80,000	*	Waters Corp	2,932,000
225,000		Xerox Corp	1,793,250
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,134,223

INSURANCE AGENTS, BROKERS AND SERVICE - 1.75%
160,000		AON Corp	7,308,800
265,000		Marsh & McLennan Cos, Inc	6,431,550
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	13,740,350

INSURANCE CARRIERS - 11.01%
72,000		ACE Ltd	3,810,240
68,000		Aetna, Inc	1,938,000
73,000	*	Arch Capital Group Ltd	5,117,300
105,000		Aspen Insurance Holdings Ltd	2,546,250
72,000		Assurant, Inc	2,160,000
203,000		Axis Capital Holdings Ltd	5,911,360
109,000		Cincinnati Financial Corp	3,168,630
63,993		CNA Financial Corp	1,052,045
78,000		Everest Re Group Ltd	5,938,920
44,447		Hanover Insurance Group, Inc	1,909,888
155,000	*	Health Net, Inc	1,687,950
155,000		Lincoln National Corp	2,920,200
183,000		Max Re Capital Ltd	3,239,100
111,000		Metlife, Inc	3,869,460
222,000		Nationwide Financial Services, Inc (Class A)	11,590,619
113,000		PartnerRe Ltd	8,053,510
97,000		Principal Financial Group	2,189,290
250,000		Progressive Corp	3,702,500
12,083		Reinsurance Group of America, Inc (Class A)	517,394
106,000		RenaissanceRe Holdings Ltd	5,465,360
143,000		UnitedHealth Group, Inc	3,803,800
96,000		Validus Holdings Ltd	2,511,360
915,000		XL Capital Ltd (Class A)	3,385,500
		TOTAL INSURANCE CARRIERS	86,488,676

METAL MINING - 0.39%
80,000		Anglo American plc	1,778,210
65,000		Compania de Minas Buenaventura S.A. (ADR) (Series B)	1,294,800
		TOTAL METAL MINING	3,073,010

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
55,000		Compagnie Financiere Richemont S.A.	1,047,964
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,047,964

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 0.08%
40,000		Barnes & Noble, Inc	$600,000
		TOTAL MISCELLANEOUS RETAIL	600,000

MOTION PICTURES - 0.19%
54,868	*	Discovery Communications, Inc (Class A)	776,930
54,868	*	Discovery Communications, Inc (Class C)	734,683
		TOTAL MOTION PICTURES	1,511,613

NONDEPOSITORY INSTITUTIONS - 1.12%
1,315,000		Chimera Investment Corp	4,536,750
208,500		Discover Financial Services	1,987,005
480,000		Federal National Mortgage Association	364,800
400,708		Global Ship Lease, Inc (Class A)	1,146,025
138,932	*	Heckmann Corp	784,966
		TOTAL NONDEPOSITORY INSTITUTIONS	8,819,546

OIL AND GAS EXTRACTION - 2.82%
285,000		BJ Services Co	3,325,950
90,000		Cabot Oil & Gas Corp	2,340,000
20,000		Diamond Offshore Drilling, Inc	1,178,800
148,500	*	Forest Oil Corp	2,448,765
195,000	*	Hercules Offshore, Inc	926,250
98,000		Noble Energy, Inc	4,823,560
397,000	*	Pride International, Inc	6,344,060
21,500		Range Resources Corp	739,385
		TOTAL OIL AND GAS EXTRACTION	22,126,770

PAPER AND ALLIED PRODUCTS - 1.25%
165,000		Greif, Inc (Class A)	5,515,950
190,000		MeadWestvaco Corp	2,126,100
450,000		Temple-Inland, Inc	2,160,000
		TOTAL PAPER AND ALLIED PRODUCTS	9,802,050

PETROLEUM AND COAL PRODUCTS - 0.49%
62,772		Ashland, Inc	659,734
45,500		Hess Corp	2,440,620
59,000		Tesoro Corp	777,030
		TOTAL PETROLEUM AND COAL PRODUCTS	3,877,384

PIPELINES, EXCEPT NATURAL GAS - 0.62%
310,000		Spectra Energy Corp	4,879,400
		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,879,400

PRIMARY METAL INDUSTRIES - 0.68%
55,000		Precision Castparts Corp	3,271,400
18,500		Vallourec	2,082,989
		TOTAL PRIMARY METAL INDUSTRIES	5,354,389

PRINTING AND PUBLISHING - 1.28%
32,000		Dun & Bradstreet Corp	2,470,400
820,000		Pearson plc	7,557,104
		TOTAL PRINTING AND PUBLISHING	10,027,504

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.46%
63,000		CSX Corp	$2,045,610
30,000	*	Kansas City Southern Industries, Inc	571,500
22,000		Norfolk Southern Corp	1,035,100
		TOTAL RAILROAD TRANSPORTATION	3,652,210

REAL ESTATE - 0.02%
17,065	*	Forestar Real Estate Group, Inc	162,459
		TOTAL REAL ESTATE	162,459

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.69%
210,000	*	Goodyear Tire & Rubber Co	1,253,700
190,000		Newell Rubbermaid, Inc	1,858,200
325,000		SSL International plc	2,312,981
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,424,881

SECURITY AND COMMODITY BROKERS - 1.57%
100,000		Ameriprise Financial, Inc	2,336,000
155,000		Charles Schwab Corp	2,506,350
85,000		Jefferies Group, Inc	1,195,100
41,000		Lazard Ltd (Class A)	1,219,340
232,000		Legg Mason, Inc	5,083,120
		TOTAL SECURITY AND COMMODITY BROKERS	12,339,910

TOBACCO PRODUCTS - 2.24%
190,000		Lorillard, Inc	10,706,500
100,000		UST, Inc	6,938,000
		TOTAL TOBACCO PRODUCTS	17,644,500

TRANSPORTATION BY AIR - 1.67%
315,000	*	AMR Corp	3,361,050
208,000	*	Continental Airlines, Inc (Class B)	3,756,480
310,000	*	Delta Air Lines, Inc	3,552,600
250,000	*	easyJet plc	1,007,324
134,000		UAL Corp	1,476,680
		TOTAL TRANSPORTATION BY AIR	13,154,134

TRANSPORTATION EQUIPMENT - 2.09%
115,000		Autoliv, Inc	2,467,900
305,000		Brunswick Corp	1,284,050
1,150,000	*	Ford Motor Co	2,633,500
28,500		General Dynamics Corp	1,641,315
35,514		Harsco Corp	983,028
144,000	*	Pactiv Corp	3,582,720
375,000	*	Spirit Aerosystems Holdings, Inc (Class A)	3,813,750
		TOTAL TRANSPORTATION EQUIPMENT	16,406,263

WATER TRANSPORTATION - 0.45%
121,899		Danaos Corp	824,037
197,000		DryShips, Inc	2,100,020
176,700		Globus Maritime Ltd	171,484
65,269		Omega Navigation Enterprises, Inc (Class A)	415,764
		TOTAL WATER TRANSPORTATION	3,511,305

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.22%
81,000		BorgWarner, Inc	$1,763,370
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,763,370

WHOLESALE TRADE-NONDURABLE GOODS - 0.34%
18,571	*	Clearwater Paper Corp	155,811
127,000		Dean Foods Co	2,282,190
70,000		Macquarie Infrastructure Co LLC	263,900
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,701,901

		TOTAL COMMON STOCKS	782,996,941
		(Cost $1,034,835,752)

RIGHTS / WARRANTS - 0.02%

NONDEPOSITORY INSTITUTIONS - 0.01%
110,000	*	Heckmann Corp	126,500
		TOTAL NONDEPOSITORY INSTITUTIONS	126,500

WATER TRANSPORTATION - 0.01%
350,000	*	Global Ship Lease, Inc	59,500
		TOTAL WATER TRANSPORTATION	59,500

		TOTAL RIGHTS / WARRANTS	186,000
		(Cost $588,131)

		TOTAL INVESTMENTS - 99.69%	783,182,941
		(Cost $1,035,423,883)

		OTHER ASSETS & LIABILITIES, NET - 0.31%	2,417,318

		NET ASSETS - 100.00%	$ 785,600,259

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt
		LLC - Limited Liability Company
		plc - Public Limited Company

	*	Non-income producing
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be
		resold in transactions exempt from registration to qualified institutional buyers. At December 31,
		2008, the value of these securities amounted to $0 or 0.00% of net assets.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved
		by the Board of Trustees. The value of this security amounted to $0
		which represents 0.00% of net assets.

		At December 31, 2008, the net unrealized depreciation on investment was $252,240,942, consisting
		of gross unrealized appreciation of $24,526,377 and gross unrealized depreciation of $276,767,319.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.62%

AGRICULTURAL PRODUCTION-CROPS - 0.08%
21,900	*	Chiquita Brands International, Inc	$323,682
		TOTAL AGRICULTURAL PRODUCTION-CROPS	323,682

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
14,106		Cal-Maine Foods, Inc	404,842
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	404,842

AMUSEMENT AND RECREATION SERVICES - 0.57%
46,900	*	Bally Technologies, Inc	1,127,007
20,357		Dover Downs Gaming & Entertainment, Inc	64,735
80,600	*	Pinnacle Entertainment, Inc	619,008
24,652	*	Town Sports International Holdings, Inc	78,640
20,000	*	WMS Industries, Inc	538,000
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,427,390

APPAREL AND ACCESSORY STORES - 1.41%
64,636	*	Aeropostale, Inc	1,040,640
17,550		Buckle, Inc	382,941
15,800	*	Carter's, Inc	304,308
1,928		Cato Corp (Class A)	29,113
59,100	*	Charlotte Russe Holding, Inc	383,559
100,000	*	Charming Shoppes, Inc	244,000
60,222	*	Chico's FAS, Inc	251,728
33,500	*	Children's Place Retail Stores, Inc	726,280
62,400		Christopher & Banks Corp	349,440
43,119	*	Dress Barn, Inc	463,098
32,600		Finish Line, Inc (Class A)	182,560
40,895	*	HOT Topic, Inc	379,097
6,100	*	JOS A Bank Clothiers, Inc	159,515
66,200	*	New York & Co, Inc	153,584
33,000	*	Pacific Sunwear Of California, Inc	52,470
24,200	*	Tween Brands, Inc	104,544
274,085	*	Wet Seal, Inc (Class A)	814,032
		TOTAL APPAREL AND ACCESSORY STORES	6,020,909

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
30,063	*	Gymboree Corp	784,343
2,653	*	Maidenform Brands, Inc	26,928
112,000	*	Quiksilver, Inc	206,080
18,333	*	True Religion Apparel, Inc	228,063
35,200	*	Warnaco Group, Inc	690,976
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,936,390

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.07%
25,264	*	Wright Express Corp	$318,326
		TOTAL AUTO REPAIR, SERVICES AND PARKING	318,326

BUSINESS SERVICES - 10.72%
711,484	*	3Com Corp	1,622,184
24,406		Aaron Rents, Inc	649,688
159,211	*	Actuate Corp	471,265
54,065		Administaff, Inc	1,172,129
65,200	*	American Reprographics Co	449,880
1	*	Art Technology Group, Inc	2
69,600		BGC Partners, Inc (Class A)	192,096
14,000		Blackbaud, Inc	189,000
7,500	*	Blackboard, Inc	196,725
15,000	*	Bottomline Technologies, Inc	106,500
11,000		Brady Corp (Class A)	263,450
12,600	*	CACI International, Inc (Class A)	568,134
8,500	*	Capella Education Co	499,460
93,971	*	Ciber, Inc	452,001
41,300	*	Cogent, Inc	560,441
33,881	*	Commvault Systems, Inc	454,344
59,949		Compass Diversified Trust	674,426
72,407	*	CSG Systems International, Inc	1,264,950
1,800	*	DealerTrack Holdings, Inc	21,402
43,200		Deluxe Corp	646,272
54,971	*	Dice Holdings, Inc	224,282
23,173	*	Digital River, Inc	574,690
248,854	*	Earthlink, Inc	1,682,253
3,400	*	Eclipsys Corp	48,246
10,000	*	Forrester Research, Inc	282,100
91,700	*	Gartner, Inc	1,635,011
65,066	*	Gerber Scientific, Inc	332,487
141,255	*	Global Cash Access, Inc	313,586
47,287	*	Global Sources Ltd	257,714
70,500	*	H&E Equipment Services, Inc	543,555
20,000	*	Hackett Group, Inc	58,400
37,600		Heartland Payment Systems, Inc	658,000
3,600		Heidrick & Struggles International, Inc	77,544
28,700	*	iGate Corp	186,837
25,956	*	Informatica Corp	356,376
876		Infospace, Inc	6,614
19,100	*	Interactive Intelligence, Inc	122,431
46,300	*	Interwoven, Inc	583,380
45,439	*	inVentiv Health, Inc	524,366
8,400		Jack Henry & Associates, Inc	163,044
75,900	*	JDA Software Group, Inc	996,567
28,900	*	Kenexa Corp	230,622
7,800	*	Keynote Systems, Inc	60,138
20,452	*	Korn/Ferry International	233,562
16,500	*	Liquidity Services, Inc	137,445
67,334	*	Manhattan Associates, Inc	1,064,551
19,851	*	Mantech International Corp (Class A)	1,075,726
833	*	Mastech Holdings, Inc	1,983
14,500	*	Mentor Graphics Corp	74,965
13,300	*	MicroStrategy, Inc (Class A)	493,829

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,100	*	MODUSLINK GLOBAL SOLUTIONS,Inc	$52,309
1,100	*	Monotype Imaging Holdings, Inc	6,380
138,113	*	MPS Group, Inc	1,039,991
3,400	*	NCI, Inc (Class A)	102,442
20,981	*	Ness Technologies, Inc	89,799
25,100	*	NetFlix, Inc	750,239
64,503	*	On Assignment, Inc	365,732
12,000	*	Online Resources Corp	56,880
67,749	*	Parametric Technology Corp	857,025
88,500	*	Perficient, Inc	423,030
87,327	*	Perot Systems Corp (Class A)	1,193,760
77,400	*	Premiere Global Services, Inc	666,414
59,243	*	Progress Software Corp	1,141,020
19,939	*	PROS Holdings, Inc	114,649
41,700	*	Quest Software, Inc	525,003
44,200	*	Rent-A-Center, Inc	780,130
60,000	*	S1 Corp	473,400
252,264	*	Sapient Corp	1,120,052
7,400	*	Sonus Networks, Inc	11,692
48,553	*	SPSS, Inc	1,308,989
80,868	*	Sybase, Inc	2,003,099
80,290	*	SYKES Enterprises, Inc	1,535,145
50,161	*	SYNNEX Corp	568,324
141,249		Take-Two Interactive Software, Inc	1,067,842
119,436	*	TeleTech Holdings, Inc	997,291
209,587	*	TIBCO Software, Inc	1,087,757
51,522		TNS, Inc	483,792
28,800	*	TrueBlue, Inc	275,616
132,546		United Online, Inc	804,554
63,100	*	Valueclick, Inc	431,604
27,452	*	Vasco Data Security International	283,579
30,882	*	Virtusa Corp	174,174
28,300	*	Websense, Inc	423,651
105,500	*	Wind River Systems, Inc	952,665
		TOTAL BUSINESS SERVICES	45,622,682

CHEMICALS AND ALLIED PRODUCTS - 7.05%
25,068	*	Acorda Therapeutics, Inc	514,145
88,500	*	Adolor Corp	146,910
45,412	*	Albany Molecular Research, Inc	442,313
29,000	*	Alexion Pharmaceuticals, Inc	1,049,510
85,900	*	Alkermes, Inc	914,835
27,235	*	Alnylam Pharmaceuticals, Inc	673,522
10,000	*	AMAG Pharmaceuticals, Inc	358,500
63,950	*	American Oriental Bioengineering, Inc	434,221
24,001		Arch Chemicals, Inc	625,706
4,900	*	Caraco Pharmaceutical Laboratories Ltd	29,008
12,591	*	Chattem, Inc	900,634
46,523	*	Cubist Pharmaceuticals, Inc	1,123,996
20,200	*	Cypress Bioscience, Inc	138,168
62,500	*	Dendreon Corp	286,250
52,600	*	Emergent Biosolutions, Inc	1,373,386
21,660	*	Facet Biotech Corp	207,719
34,949		Ferro Corp	246,390

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
81,446	*	Halozyme Therapeutics, Inc	$456,098
8,000	*	Idera Pharmaceuticals, Inc	61,440
37,898	*	Immucor, Inc	1,007,329
78,200	*	Indevus Pharmaceuticals, Inc	245,548
19,273		Innophos Holdings, Inc	381,798
57,882		Innospec, Inc	340,925
73,157	*	Inspire Pharmaceuticals, Inc	263,365
7,700		Inter Parfums, Inc	59,136
6,667		Kaiser Aluminum Corp	150,141
36,765		Koppers Holdings, Inc	794,859
6,300	*	Landec Corp	41,454
41,638		Martek Biosciences Corp	1,262,048
97,729	*	Medicines Co	1,439,548
96,408		Medicis Pharmaceutical Corp (Class A)	1,340,071
22,600		Minerals Technologies, Inc	924,340
34,800	*	Neurocrine Biosciences, Inc	111,360
14,079		NewMarket Corp	491,498
7,000	*	Noven Pharmaceuticals, Inc	77,000
126,000	*	NPS Pharmaceuticals, Inc	782,460
57,100	*	Obagi Medical Products, Inc	425,966
39,000		Olin Corp	705,120
18,380	*	OM Group, Inc	388,002
44,586	*	OSI Pharmaceuticals, Inc	1,741,082
37,027	*	Pain Therapeutics, Inc	219,200
30,000	*	Parexel International Corp	291,300
108,300		PDL BioPharma, Inc	669,294
24,644	*	PetMed Express, Inc	434,474
33,200	*	Pozen, Inc	167,328
32,500	*	Prestige Brands Holdings, Inc	342,875
49,100	*	Questcor Pharmaceuticals, Inc	457,121
20,100	*	Salix Pharmaceuticals Ltd	177,483
18,600		Sensient Technologies Corp	444,168
19,839	*	Unifi, Inc	55,946
11,900	*	United Therapeutics Corp	744,345
5,000	*	USANA Health Sciences, Inc	171,200
33,700	*	Valeant Pharmaceuticals International	771,730
118,800	*	Viropharma, Inc	1,546,776
59,690	*	WR Grace & Co	356,349
7,800	*	Xenoport, Inc	195,624
		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,001,014

COAL MINING - 0.06%
68,500	*	International Coal Group, Inc	157,550
10,018	*	Westmoreland Coal Co	111,200
		TOTAL COAL MINING	268,750

COMMUNICATIONS - 1.92%
31,726		Adtran, Inc	472,083
16,394	*	Anixter International, Inc	493,787
28,985		Atlantic Tele-Network, Inc	769,552
45,300	*	Brightpoint, Inc	197,055
54,955	*	Centennial Communications Corp	442,937
383,505	*	Cincinnati Bell, Inc	740,165
33,873	*	Cox Radio, Inc (Class A)	203,577

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1	*	FiberTower Corp	$-
22,100	*	Global Crossing Ltd	175,474
12,000	*	Hughes Communications, Inc	191,280
58,608	*	j2 Global Communications, Inc	1,174,505
6,000	*	Neutral Tandem, Inc	97,320
35,600	*	Novatel Wireless, Inc	165,184
36,940		NTELOS Holdings Corp	910,940
25,000	*	Syniverse Holdings, Inc	298,500
62,555	*	TeleCommunication Systems, Inc (Class A)	537,347
70,000	*	TiVo, Inc	501,200
61,459		USA Mobility, Inc	711,081
95,700	*	Virgin Mobile USA, Inc (Class A)	80,388
		TOTAL COMMUNICATIONS	8,162,375

DEPOSITORY INSTITUTIONS - 10.77%
16,400		1st Source Corp	387,532
258		Amcore Financial, Inc	934
31,313		Ameris Bancorp	371,059
12,602		Bancfirst Corp	666,898
61,573		Banco Latinoamericano de Exportaciones S.A. (Class E)	884,188
16,877		BancTrust Financial Group, Inc	249,105
900		Bank Mutual Corp	10,386
30,319		Bank of the Ozarks, Inc	898,655
46,408		Banner Corp	436,699
16,200	*	Beneficial Mutual Bancorp, Inc	182,250
31,100		Berkshire Hills Bancorp, Inc	959,746
41,200		Brookline Bancorp, Inc	438,780
13,000		Cathay General Bancorp	308,750
28,400		City Holding Co	987,752
56,200		Community Bank System, Inc	1,370,718
6,177		Community Trust Bancorp, Inc	227,005
45,000		CVB Financial Corp	535,500
13,900		Dime Community Bancshares	184,870
37,500	*	Dollar Financial Corp	386,250
38,500		East West Bancorp, Inc	614,845
2,980		First Bancorp	54,683
55,600		First Commonwealth Financial Corp	688,328
44,829		First Financial Bancorp	555,431
20,800		First Financial Bankshares, Inc	1,148,368
8,365		First Financial Holdings, Inc	169,308
42,800		First Merchants Corp	950,588
134,045		First Niagara Financial Group, Inc	2,167,508
22,037		First Place Financial Corp	84,402
57,900		FirstMerit Corp	1,192,161
6,800		Flushing Financial Corp	81,328
30,000		FNB Corp	396,000
2		Fulton Financial Corp	19
6,964		Greene County Bancshares, Inc	94,291
34,700		Hancock Holding Co	1,577,462
10,135		Home Bancshares, Inc	273,138
14,900		IBERIABANK Corp	715,200
10,700		Independent Bank Corp	279,912
25,000		International Bancshares Corp	545,750
25,720		Lakeland Bancorp, Inc	289,607

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,800		Lakeland Financial Corp	$114,336
30,921		MainSource Financial Group, Inc	479,276
28,407		Nara Bancorp, Inc	279,241
62,705		National Penn Bancshares, Inc	909,850
36,000		NBT Bancorp, Inc	1,006,560
79,100	*	Net 1 UEPS Technologies, Inc	1,083,670
27,000		NewAlliance Bancshares, Inc	355,590
56,052		Northwest Bancorp, Inc	1,198,392
918		OceanFirst Financial Corp	15,239
36,200		Old National Bancorp	657,392
30,571		Old Second Bancorp, Inc	354,624
34,000		Pacific Capital Bancorp	573,920
10,400		PacWest Bancorp	279,760
2,000	*	Pinnacle Financial Partners, Inc	59,620
46,433		Prosperity Bancshares, Inc	1,373,952
72,108		Provident Financial Services, Inc	1,103,252
8,652		Provident New York Bancorp	107,285
22,802		Renasant Corp	388,318
15,254		Republic Bancorp, Inc (Class A)	414,909
11,414		S.Y. Bancorp, Inc	313,885
2,932		Sandy Spring Bancorp, Inc	64,006
11,818		SCBT Financial Corp	407,721
11,819		Sierra Bancorp	248,199
9,387	*	Signature Bank	269,313
29,703		Simmons First National Corp (Class A)	875,347
8,800		South Financial Group, Inc	38,016
6,634		Southside Bancshares, Inc	155,899
36,945		Southwest Bancorp, Inc	478,807
16,300		Sterling Bancorp	228,689
99,238		Sterling Bancshares, Inc	603,367
5,200		Suffolk Bancorp	186,836
61,982	*	Sun Bancorp, Inc	464,245
28,500		Susquehanna Bancshares, Inc	453,435
39,900	*	SVB Financial Group	1,046,577
4,300	*	Texas Capital Bancshares, Inc	57,448
7,992		Tompkins Trustco, Inc	463,136
53,196		Trustmark Corp	1,148,502
46,843		UMB Financial Corp	2,301,865
48,464		Umpqua Holdings Corp	701,274
18,700		United Bankshares, Inc	621,214
37,858		United Financial Bancorp, Inc	573,170
2,600		Washington Trust Bancorp, Inc	51,350
12,000		WesBanco, Inc	326,520
17,900		Westamerica Bancorporation	915,585
77,462		Wilshire Bancorp, Inc	703,355
		TOTAL DEPOSITORY INSTITUTIONS	45,818,353

EATING AND DRINKING PLACES - 1.54%
30,000	*	AFC Enterprises	140,700
52,984		Bob Evans Farms, Inc	1,082,463
24,700	*	California Pizza Kitchen, Inc	264,784
27,389	*	CEC Entertainment, Inc	664,183
67,000	*	Cheesecake Factory	676,700
9,500		CKE Restaurants, Inc	82,460

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
284,190	*	Denny's Corp	$565,538
5,400	*	Einstein Noah Restaurant Group, Inc	31,050
26,700	*	Jack in the Box, Inc	589,803
43,668	*	Papa John's International, Inc	804,801
27,700	*	PF Chang's China Bistro, Inc	580,038
221,000		Wendy's/Arby's Group, Inc (Class A)	1,091,741
		TOTAL EATING AND DRINKING PLACES	6,574,261

EDUCATIONAL SERVICES - 0.45%
22,900	*	American Public Education, Inc	851,651
61,131	*	Corinthian Colleges, Inc	1,000,715
5,000	*	Learning Tree International, Inc	42,600
5	*	Lincoln Educational Services Corp	66
		TOTAL EDUCATIONAL SERVICES	1,895,032

ELECTRIC, GAS, AND SANITARY SERVICES - 5.18%
50,069		Avista Corp	970,337
4,700		Chesapeake Utilities Corp	147,956
15,624	*	Clean Harbors, Inc	991,187
100,600	*	El Paso Electric Co	1,819,854
8,000		Idacorp, Inc	235,600
10,900		ITC Holdings Corp	476,112
21,000		Laclede Group, Inc	983,640
4,900		MGE Energy, Inc	161,700
29,200		New Jersey Resources Corp	1,149,020
33,900		Nicor, Inc	1,177,686
17,300		Northwest Natural Gas Co	765,179
71,636		NorthWestern Corp	1,681,297
24,100		Otter Tail Corp	562,253
19,078		Piedmont Natural Gas Co, Inc	604,200
102,462		Portland General Electric Co	1,994,935
17,000		South Jersey Industries, Inc	677,450
74,987		Southwest Gas Corp	1,891,172
63,514		UIL Holdings Corp	1,907,325
8,700		Unisource Energy Corp	255,432
25,200	*	Waste Connections, Inc	795,564
6,300	*	Waste Services, Inc	41,454
54,000		Westar Energy, Inc	1,107,540
49,808		WGL Holdings, Inc	1,628,224
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,025,117

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.91%
28,000		Acuity Brands, Inc	977,480
198,156	*	Amkor Technology, Inc	431,980
235,709	*	Applied Micro Circuits Corp	926,336
61,000	*	Arris Group, Inc	484,950
21,700	*	AZZ, Inc	544,670
69,800	*	Benchmark Electronics, Inc	891,346
79,400	*	BigBand Networks, Inc	438,288
26,566	*	Ceradyne, Inc	539,555
18,100	*	Checkpoint Systems, Inc	178,104
20,025	*	Comtech Telecommunications Corp	917,546
24,700		Cubic Corp	671,840
7,507	*	Energy Conversion Devices, Inc	189,251

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
80,900	*	Exide Technologies	$427,961
149,500	*	GrafTech International Ltd	1,243,839
118,200	*	Harmonic, Inc	663,102
10,000	*	InterDigital, Inc	275,000
34,100		IXYS Corp	281,666
259,900	*	Lattice Semiconductor Corp	392,449
63,165		Methode Electronics, Inc	425,732
20,000	*	Microsemi Corp	252,800
70,226	*	Microtune, Inc	143,261
8,146	*	MIPS Technologies, Inc	9,042
32,798	*	Monolithic Power Systems, Inc	413,583
14,225	*	Moog, Inc (Class A)	520,208
71,300	*	Multi-Fineline Electronix, Inc	833,497
4,600	*	NVE Corp	120,198
53,644	*	Omnivision Technologies, Inc	281,631
36,021	*	Oplink Communications, Inc	309,781
37,229	*	OSI Systems, Inc	515,622
72,500	*	Pericom Semiconductor Corp	397,300
43,600		Plantronics, Inc	575,520
55,028	*	Plexus Corp	932,725
187,244	*	PMC - Sierra, Inc	910,006
46,955	*	Polycom, Inc	634,362
4,300	*	Powell Industries, Inc	124,786
294,600	*	Powerwave Technologies, Inc	147,300
12,000		Raven Industries, Inc	289,200
722,200	*	Sanmina-SCI Corp	339,434
61,500	*	Semtech Corp	693,105
237,594	*	Silicon Image, Inc	997,895
164,537	*	Silicon Storage Technology, Inc	376,790
98,900	*	Skyworks Solutions, Inc	547,906
29,400	*	Standard Microsystems Corp	480,396
10,756	*	Starent Networks Corp	128,319
33,300	*	Synaptics, Inc	551,448
42,100	*	Tekelec	561,614
53,500	*	Tessera Technologies, Inc	635,580
58,700	*	Trident Microsystems, Inc	110,943
241,924	*	Triquint Semiconductor, Inc	832,219
65,800	*	TTM Technologies, Inc	342,818
7,700	*	Utstarcom, Inc	14,245
10,100	*	Viasat, Inc	243,208
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	25,167,837

ENGINEERING AND MANAGEMENT SERVICES - 3.36%
6,848	*	Ariad Pharmaceuticals, Inc	5,821
7,800		CDI Corp	100,932
86,700	*	Celera Corp	964,971
10,267		China Direct, Inc	14,887
4,904	*	comScore, Inc	62,526
4,800	*	CRA International, Inc	129,264
7,200	*	CV Therapeutics, Inc	66,312
4,131	*	Exelixis, Inc	20,738
32,059	*	Exponent, Inc	964,335
77,900	*	Isis Pharmaceuticals, Inc	1,104,622
12,500	*	Kendle International, Inc	321,500

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,334	*	LECG Corp	$8,951
22,881	*	Luminex Corp	488,738
25,300		MAXIMUS, Inc	888,283
12,600	*	Maxygen, Inc	112,392
21,032	*	Michael Baker Corp	776,291
32,600	*	Myriad Genetics, Inc	2,160,076
30,800	*	Omnicell, Inc	376,068
41,268	*	PRG-Schultz International, Inc	168,373
70,132	*	Regeneron Pharmaceuticals, Inc	1,287,624
64,757	*	Seattle Genetics, Inc	578,928
37,000	*	Sequenom, Inc	734,080
27,927	*	Tetra Tech, Inc	674,437
47,491		Watson Wyatt & Co Holdings (Class A)	2,271,019
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,281,168

FABRICATED METAL PRODUCTS - 1.14%
62,219	*	Chart Industries, Inc	661,388
44,600		CIRCOR International, Inc	1,226,500
43,105		Gulf Island Fabrication, Inc	621,143
25,000		Insteel Industries, Inc	282,250
56,967		Mueller Water Products, Inc (Class A)	478,523
23,600	*	NCI Building Systems, Inc	384,680
21,900		Silgan Holdings, Inc	1,047,039
5,600		Sun Hydraulics Corp	105,504
43,800	*	Trimas Corp	60,444
		TOTAL FABRICATED METAL PRODUCTS	4,867,471

FOOD AND KINDRED PRODUCTS - 1.23%
300	*	Boston Beer Co, Inc (Class A)	8,520
265	*	Central Garden & Pet Co	1,553
180,174	*	Darling International, Inc	989,155
14,600		Diamond Foods, Inc	294,190
39,945		Flowers Foods, Inc	973,060
15,215		J&J Snack Foods Corp	545,914
13,800		National Beverage Corp	124,200
6,500	*	Omega Protein Corp	26,065
38,916	*	Ralcorp Holdings, Inc	2,272,695
		TOTAL FOOD AND KINDRED PRODUCTS	5,235,352

FOOD STORES - 0.77%
6,500		Ingles Markets, Inc (Class A)	114,335
49,800	*	Pantry, Inc	1,068,210
66,695		Ruddick Corp	1,844,117
4,000		Village Super Market (Class A)	229,560
		TOTAL FOOD STORES	3,256,222

FURNITURE AND FIXTURES - 0.33%
46,585		Herman Miller, Inc	607,003
34,100		HNI Corp	540,144
28,227		Kimball International, Inc (Class B)	243,034
		TOTAL FURNITURE AND FIXTURES	1,390,181

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
19,100	*	hhgregg, Inc	165,788

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
101,047		Knoll, Inc	$911,444
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,077,232

GENERAL BUILDING CONTRACTORS - 0.59%
12,000		Brookfield Homes Corp	51,840
37,000	*	Hovnanian Enterprises, Inc (Class A)	63,640
12,100		M/I Homes, Inc	127,534
21,000	*	Meritage Homes Corp	255,570
10,000	*	Palm Harbor Homes, Inc	49,800
53,713	*	Perini Corp	1,255,809
33,059		Ryland Group, Inc	584,153
80,000	*	Standard-Pacific Corp	142,400
		TOTAL GENERAL BUILDING CONTRACTORS	2,530,746

GENERAL MERCHANDISE STORES - 0.47%
53,100		Casey's General Stores, Inc	1,209,087
46,037	*	Conn's, Inc	390,394
50,000		Dillard's, Inc (Class A)	198,500
60,000	*	Retail Ventures, Inc	208,200
		TOTAL GENERAL MERCHANDISE STORES	2,006,181

HEALTH SERVICES - 1.13%
10,000	*	Amedisys, Inc	413,400
3,590	*	Amsurg Corp	83,791
50,200	*	CryoLife, Inc	487,442
16,800	*	Genoptix, Inc	572,544
12,000	*	Healthsouth Corp	131,520
42,400	*	Immunomedics, Inc	72,080
10,000	*	Kindred Healthcare, Inc	130,200
16,996	*	Life Sciences Research, Inc	159,762
45,800	*	Magellan Health Services, Inc	1,793,528
27,600	*	Nighthawk Radiology Holdings, Inc	134,136
4,983	*	Odyssey HealthCare, Inc	46,093
20,000	*	Psychiatric Solutions, Inc	557,000
27,100	*	Skilled Healthcare Group, Inc (Class A)	228,724
		TOTAL HEALTH SERVICES	4,810,220

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.68%
31,378		Granite Construction, Inc	1,378,435
22,800	*	LB Foster Co (Class A)	713,184
86,443	*	Matrix Service Co	663,018
7,300	*	Sterling Construction Co, Inc	135,342
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,889,979

HOLDING AND OTHER INVESTMENT OFFICES - 6.88%
23,063		Agree Realty Corp	418,132
20,191		Anthracite Capital, Inc	45,026
75,800		Anworth Mortgage Asset Corp	487,394
90,000		Ashford Hospitality Trust, Inc	103,500
24,000		Associated Estates Realty Corp	219,120
21,000		BioMed Realty Trust, Inc	246,120
98,599		Capital Lease Funding, Inc	170,576
94,600		Capstead Mortgage Corp	1,018,842
28,200		Cedar Shopping Centers, Inc	199,656

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
54,200		Corporate Office Properties Trust	$1,663,940
24,200		Cousins Properties, Inc	335,170
70,000		DCT Industrial Trust, Inc	354,200
21,190		DiamondRock Hospitality Co	107,433
20,700		EastGroup Properties, Inc	736,506
58,100		Education Realty Trust, Inc	303,282
12,000		Entertainment Properties Trust	357,600
30,600		Equity Lifestyle Properties, Inc	1,173,816
27,100		Extra Space Storage, Inc	279,672
60,000		FelCor Lodging Trust, Inc	110,400
21,400		First Potomac Realty Trust	199,020
22,776		Getty Realty Corp	479,663
24,000		Healthcare Realty Trust, Inc	563,520
82,800		Hersha Hospitality Trust	248,400
25,200		Highwoods Properties, Inc	689,472
25,565		Home Properties, Inc	1,037,939
71,293		iShares Russell 2000 Index Fund	3,512,605
50,961		JER Investors Trust, Inc	47,394
36,000		Kite Realty Group Trust	200,160
41,885		Lexington Corporate Properties Trust	209,425
11,900		LTC Properties, Inc	241,332
138,300		MFA Mortgage Investments, Inc	814,587
43,573		Mid-America Apartment Communities, Inc	1,619,173
26,550		Mission West Properties, Inc	203,108
35,382		National Retail Properties, Inc	608,217
56,900		NorthStar Realty Finance Corp	222,479
27,880		Omega Healthcare Investors, Inc	445,244
40,000		One Liberty Properties, Inc	352,000
38,396		Pennsylvania Real Estate Investment Trust	286,050
38,900		Potlatch Corp	1,011,789
19,300		Prospect Capital Corp	231,021
38,806		PS Business Parks, Inc	1,733,075
56,400		Realty Income Corp	1,305,660
5,750		Saul Centers, Inc	227,125
86,000		Senior Housing Properties Trust	1,541,120
17,191		Sovran Self Storage, Inc	618,876
60,000		Strategic Hotels & Resorts, Inc	100,800
4,014		Sun Communities, Inc	56,196
69,050		Sunstone Hotel Investors, Inc	427,420
10,552		Tanger Factory Outlet Centers, Inc	396,966
17,557		Urstadt Biddle Properties, Inc (Class A)	279,683
37,100		Washington Real Estate Investment Trust	1,049,930
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	29,289,834

HOTELS AND OTHER LODGING PLACES - 0.20%
11,400	*	Isle of Capri Casinos, Inc	36,480
7,100	*	Riviera Holdings Corp	21,300
30,000	*	Vail Resorts, Inc	798,000
		TOTAL HOTELS AND OTHER LODGING PLACES	855,780

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.32%
30,300		Actuant Corp (Class A)	576,306
10,800		Alamo Group, Inc	161,460
54,700	*	Altra Holdings, Inc	432,677

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
35,535		Ampco-Pittsburgh Corp	$771,110
12,638		Black Box Corp	330,105
9,100	*	Bolt Technology Corp	63,336
210,457	*	Cirrus Logic, Inc	564,025
33,823	*	Columbus McKinnon Corp	461,684
63,545	*	Emulex Corp	443,544
41,274	*	ENGlobal Corp	134,141
50,214	*	EnPro Industries, Inc	1,081,609
101,900	*	Entegris, Inc	223,161
297,200	*	Extreme Networks, Inc	695,448
6,000		Graham Corp	64,920
31,000	*	Intermec, Inc	411,680
4,800	*	Kadant, Inc	64,704
39,030	*	Kulicke & Soffa Industries, Inc	66,351
10,600		Lindsay Manufacturing Co	336,974
55,756	*	Micros Systems, Inc	909,938
4,449		Nacco Industries, Inc (Class A)	166,437
101,685	*	Netezza Corp	675,188
33,700	*	Netgear, Inc	384,517
13,000		NN, Inc	29,770
10,300		Nordson Corp	332,587
639	*	Rimage Corp	8,569
69,300	*	Riverbed Technology, Inc	789,327
67,300		Robbins & Myers, Inc	1,088,240
46,100		Sauer-Danfoss, Inc	403,375
30,000	*	Scansource, Inc	578,100
12,100		Standex International Corp	240,064
36,327	*	Super Micro Computer, Inc	229,950
12,000	*	T-3 Energy Services, Inc	113,280
49,300	*	VeriFone Holdings, Inc	241,570
46,200		Woodward Governor Co	1,063,524
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	14,137,671

INSTRUMENTS AND RELATED PRODUCTS - 5.43%
8,200	*	Accuray, Inc	42,312
44,900	*	American Medical Systems Holdings, Inc	403,651
12,700		Analogic Corp	346,456
15,600	*	Angiodynamics, Inc	213,564
14,792	*	Bio-Rad Laboratories, Inc (Class A)	1,113,986
52,879	*	Cantel Medical Corp	775,735
17,700	*	Coherent, Inc	379,842
58,970	*	Conmed Corp	1,411,742
46,400	*	Cynosure, Inc (Class A)	423,632
13,800	*	Dionex Corp	618,930
9,900	*	Esterline Technologies Corp	375,111
6,500	*	Exactech, Inc	109,460
42,171	*	Fossil, Inc	704,256
11,000	*	Haemonetics Corp	621,500
50,039	*	I-Flow Corp	240,187
38,140	*	II-VI, Inc	728,093
39,200		Invacare Corp	608,384
81,600	*	ION Geophysical Corp	279,888
8,300	*	IRIS International, Inc	115,702
32,682	*	Kensey Nash Corp	634,358

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
10,200	*	LaBarge, Inc	$146,370
71,988	*	Lydall, Inc	413,931
40,200	*	Masimo Corp	1,199,166
3,700	*	Medical Action Industries, Inc	37,000
57,301	*	Merit Medical Systems, Inc	1,027,407
367	*	MKS Instruments, Inc	5,428
64,732		Movado Group, Inc	607,833
34,866		MTS Systems Corp	928,830
23,728	*	NuVasive, Inc	822,175
20,800	*	NxStage Medical, Inc	55,536
8,600	*	Rofin-Sinar Technologies, Inc	176,988
13,700	*	Sirona Dental Systems, Inc	143,850
7,200	*	SonoSite, Inc	137,376
72,744		STERIS Corp	1,737,855
34,779	*	Teledyne Technologies, Inc	1,549,404
43,500	*	Thoratec Corp	1,413,315
38,844	*	Varian, Inc	1,301,662
28,889	*	Vivus, Inc	153,689
21,500	*	Vnus Medical Technologies, Inc	348,730
3,500	*	Volcano Corp	52,500
8,000	*	Wright Medical Group, Inc	163,440
27,915	*	Zoll Medical Corp	527,314
3,352	*	Zygo Corp	23,162
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,119,750

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
64,900	*	Crawford & Co (Class B)	943,646
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	943,646

INSURANCE CARRIERS - 5.73%
66,940	*	AMERIGROUP Corp	1,976,069
74,715	*	Amerisafe, Inc	1,533,899
15,673	*	Argo Group International Holdings Ltd	531,628
102,192		Aspen Insurance Holdings Ltd	2,478,155
30,800		Assured Guaranty Ltd	351,120
15,700		Castlepoint Holdings Ltd	212,892
32,600	*	Catalyst Health Solutions, Inc	793,810
65,936	*	Centene Corp	1,299,599
52,500	*	CNA Surety Corp	1,008,000
43,000		Delphi Financial Group, Inc (Class A)	792,920
47,387	*	Hallmark Financial Services	415,584
78,163	*	Healthspring, Inc	1,560,915
16,000		IPC Holdings Ltd	478,400
11,918		Max Re Capital Ltd	210,949
176,599		Meadowbrook Insurance Group, Inc	1,137,298
33,748	*	Molina Healthcare, Inc	594,302
2,300		National Interstate Corp	41,101
6,364	*	Navigators Group, Inc	349,447
42,809		Odyssey Re Holdings Corp	2,217,933
58,200		Platinum Underwriters Holdings Ltd	2,099,856
16,100	*	PMA Capital Corp (Class A)	113,988
137,900		PMI Group, Inc	268,905
2,031		Presidential Life Corp	20,087
6,000	*	ProAssurance Corp	316,680

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
37,200		Radian Group, Inc	$136,896
22,800	*	SeaBright Insurance Holdings, Inc	267,672
7,300		Tower Group, Inc	205,933
22,769	*	Triple-S Management Corp (Class B)	261,844
89,913	*	Universal American Financial Corp	793,033
73,600		Validus Holdings Ltd	1,925,376
		TOTAL INSURANCE CARRIERS	24,394,291

LEATHER AND LEATHER PRODUCTS - 0.43%
20,000	*	Genesco, Inc	338,400
22,800	*	Steven Madden Ltd	486,096
48,400		Wolverine World Wide, Inc	1,018,336
		TOTAL LEATHER AND LEATHER PRODUCTS	1,842,832

LEGAL SERVICES - 0.12%
13,806	*	Pre-Paid Legal Services, Inc	514,826
		TOTAL LEGAL SERVICES	514,826

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.30%
34,500	*	Emergency Medical Services Corp (Class A)	1,263,045
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,263,045

METAL MINING - 0.31%
2,000	*	Apex Silver Mines Ltd	1,960
112,301	*	Rosetta Resources, Inc	795,091
11,000		Royal Gold, Inc	541,310
		TOTAL METAL MINING	1,338,361

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.49%
111,900		Callaway Golf Co	1,039,551
46,600	*	Jakks Pacific, Inc	961,358
8,788	*	RC2 Corp	93,768
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,094,677

MISCELLANEOUS RETAIL - 1.17%
140,191	*	1-800-FLOWERS.COM, Inc (Class A)	535,530
14,900	*	Bidz.com, Inc	68,540
30,300		Cash America International, Inc	828,705
89,284	*	Ezcorp, Inc (Class A)	1,358,009
43,000	*	Fuqi International, Inc	269,180
32,000	*	Jo-Ann Stores, Inc	495,680
25,200	*	PC Connection, Inc	129,024
54,161		Systemax, Inc	583,314
19,537		World Fuel Services Corp	722,869
		TOTAL MISCELLANEOUS RETAIL	4,990,851

MOTION PICTURES - 0.40%
381,110	*	Blockbuster, Inc (Class A)	480,199
45,785		Cinemark Holdings, Inc	340,183
101,600	*	tw telecom inc (Class A)	860,551
		TOTAL MOTION PICTURES	1,680,933

NONDEPOSITORY INSTITUTIONS - 0.53%
124,283		Advance America Cash Advance Centers, Inc	234,895

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
29,907		Apollo Investment Corp	$278,434
49,600		Ares Capital Corp	313,968
5,900	*	Encore Capital Group, Inc	42,480
19,200		Kohlberg Capital Corp	69,888
12,000	*	Mitcham Industries, Inc	47,640
12,500		Patriot Capital Funding, Inc	45,500
142,857	*	thinkorswim Group, Inc	802,856
20,900	*	World Acceptance Corp	412,984
		TOTAL NONDEPOSITORY INSTITUTIONS	2,248,645

NONMETALLIC MINERALS, EXCEPT FUELS - 0.33%
24,100		Compass Minerals International, Inc	1,413,706
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,413,706

OIL AND GAS EXTRACTION - 2.80%
18,100	*	Abraxas Petroleum Corp	13,032
13,000	*	Approach Resources, Inc	95,030
88,700	*	Basic Energy Services, Inc	1,156,648
24,800	*	Bill Barrett Corp	524,024
27,020	*	Clayton Williams Energy, Inc	1,227,789
22,500	*	Complete Production Services, Inc	183,375
32,036	*	Comstock Resources, Inc	1,513,700
39,800	*	Concho Resources, Inc	908,236
24,185	*	Dawson Geophysical Co	430,735
228,328	*	Endeavour International Corp	114,164
132,377	*	Energy Partners Ltd	178,709
72,897		Energy XXI Bermuda Ltd	57,589
36,100	*	EXCO Resources, Inc	327,066
15,800	*	Georesources, Inc	137,302
19,000	*	Goodrich Petroleum Corp	569,050
4,500	*	Gulfport Energy Corp	17,775
68,486	*	McMoRan Exploration Co	671,163
93,600	*	Meridian Resource Corp	53,352
3,500		Panhandle Oil and Gas, Inc (Class A)	63,000
8,901		Penn Virginia Corp	231,248
500	m,v,*	Petrocorp, Inc	0
20,000	*	Petroleum Development Corp	481,400
48,182	*	Petroquest Energy, Inc	325,710
33,300	*	Pioneer Drilling Co	185,481
37,400	*	Stone Energy Corp	412,148
14,711	*	Swift Energy Co	247,292
20,000	*	Union Drilling, Inc	103,800
179,500	*	Vaalco Energy, Inc	1,335,480
41,300	*	Willbros Group, Inc	349,811
		TOTAL OIL AND GAS EXTRACTION	11,914,109

PAPER AND ALLIED PRODUCTS - 0.29%
28,556	*	Buckeye Technologies, Inc	103,944
32,673		Rock-Tenn Co (Class A)	1,116,763
		TOTAL PAPER AND ALLIED PRODUCTS	1,220,707

PERSONAL SERVICES - 0.30%
76,600		Regis Corp	1,112,998
5,700	*	Steiner Leisure Ltd	168,264

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
		TOTAL PERSONAL SERVICES	$1,281,262

PETROLEUM AND COAL PRODUCTS - 0.43%
43,270	*	CVR Energy, Inc	173,080
252,369	*	Gran Tierra Energy, Inc	706,633
24,016		Quaker Chemical Corp	395,063
72,100		Western Refining, Inc	559,496
		TOTAL PETROLEUM AND COAL PRODUCTS	1,834,272

PRIMARY METAL INDUSTRIES - 1.01%
43,594		Belden CDT, Inc	910,243
20,800		Gibraltar Industries, Inc	248,352
18,464	*	Haynes International, Inc	454,584
12,727		Matthews International Corp (Class A)	466,826
54,854		Mueller Industries, Inc	1,375,738
11,900		Olympic Steel, Inc	242,403
55,000		Worthington Industries, Inc	606,100
		TOTAL PRIMARY METAL INDUSTRIES	4,304,246

PRINTING AND PUBLISHING - 0.61%
7,900	*	ACCO Brands Corp	27,255
52,600		Bowne & Co, Inc	309,288
28,259	*	Consolidated Graphics, Inc	639,784
700		CSS Industries, Inc	12,418
66,300		Ennis, Inc	802,893
41,200		Standard Register Co	367,916
72,100	*	Valassis Communications, Inc	95,172
17,100	*	VistaPrint Ltd	318,231
		TOTAL PRINTING AND PUBLISHING	2,572,957

RAILROAD TRANSPORTATION - 0.16%
22,800	*	Genesee & Wyoming, Inc (Class A)	695,400
		TOTAL RAILROAD TRANSPORTATION	695,400

REAL ESTATE - 0.10%
62,400	*	LoopNet, Inc	425,568
1		Stewart Enterprises, Inc (Class A)	3
		TOTAL REAL ESTATE	425,571

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.80%
9,800	*	Deckers Outdoor Corp	782,726
57,336		Schulman (A.), Inc	974,712
40,400		Titan International, Inc	333,300
58,500		Tupperware Corp	1,327,950
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,418,688

SECURITY AND COMMODITY BROKERS - 1.62%
32,100	*	Duff & Phelps Corp	613,752
3,848		Evercore Partners, Inc (Class A)	48,062
23,000		GAMCO Investors, Inc (Class A)	628,360
154,228		GFI Group, Inc	545,967
5,000		Greenhill & Co, Inc	348,850
20,000	*	Interactive Brokers Group, Inc (Class A)	357,800
77,300	*	Knight Capital Group, Inc (Class A)	1,248,394

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
11,700		optionsXpress Holdings, Inc	$156,312
16,800	*	Piper Jaffray Cos	667,968
23,650	*	Stifel Financial Corp	1,084,353
62,182		SWS Group, Inc	1,178,349
		TOTAL SECURITY AND COMMODITY BROKERS	6,878,167

SOCIAL SERVICES - 0.01%
1,813	*	Res-Care, Inc	27,231
		TOTAL SOCIAL SERVICES	27,231

SPECIAL TRADE CONTRACTORS - 0.94%
12,088	*	AsiaInfo Holdings, Inc	143,122
6,000		Chemed Corp	238,620
109,199		Comfort Systems USA, Inc	1,164,061
33,341	*	Dycom Industries, Inc	274,063
82,020	*	EMCOR Group, Inc	1,839,709
14,000	*	Layne Christensen Co	336,140
		TOTAL SPECIAL TRADE CONTRACTORS	3,995,715

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
43,600		Apogee Enterprises, Inc	451,696
19,200	*	Cabot Microelectronics Corp	500,544
10,000		CARBO Ceramics, Inc	355,300
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,307,540

TRANSPORTATION BY AIR - 1.35%
128,200	*	Airtran Holdings, Inc	569,208
40,100	*	Alaska Air Group, Inc	1,172,925
106,194	*	Hawaiian Holdings, Inc	677,518
1,020	*	PHI, Inc	14,290
93,691		Skywest, Inc	1,742,653
103,550		UAL Corp	1,141,121
54,400	*	US Airways Group, Inc	420,512
		TOTAL TRANSPORTATION BY AIR	5,738,227

TRANSPORTATION EQUIPMENT - 2.28%
90,636		ArvinMeritor, Inc	258,313
21,000	*	ATC Technology Corp	307,230
159,908		Brunswick Corp	673,213
40,012	*	Cogo Group, Inc	194,458
19,000		Ducommun, Inc	317,300
17,000	*	Fuel Systems Solutions, Inc	556,920
32,200	*	Hayes Lemmerz International, Inc	14,490
33,826		Heico Corp	1,313,464
80,000	*	Lear Corp	112,800
7,200	*	LMI Aerospace, Inc	81,864
25,000	*	Orbital Sciences Corp	488,250
38,152		Polaris Industries, Inc	1,093,055
24,800		Spartan Motors, Inc	117,304
38,055	*	Tenneco, Inc	112,262
18,600	*	TransDigm Group, Inc	624,402
36,835		Triumph Group, Inc	1,564,014
46,900		Westinghouse Air Brake Technologies Corp	1,864,274
		TOTAL TRANSPORTATION EQUIPMENT	9,693,613

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.44%
5,600	*	Dynamex, Inc	$82,600
40,917	*	HUB Group, Inc (Class A)	1,085,528
69,067		Pacer International, Inc	720,369
		TOTAL TRANSPORTATION SERVICES	1,888,497

TRUCKING AND WAREHOUSING - 0.80%
32,736		Arkansas Best Corp	985,681
18,280	*	Marten Transport Ltd	346,589
30,300	*	Old Dominion Freight Line	862,338
40,928	*	Saia, Inc	444,478
44,500		Werner Enterprises, Inc	771,630
		TOTAL TRUCKING AND WAREHOUSING	3,410,716

WATER TRANSPORTATION - 0.31%
28,400		Genco Shipping & Trading Ltd	420,320
10,000		Nordic American Tanker Shipping	337,500
47,300		Ship Finance International Ltd	522,665
10,000	*	Ultrapetrol Bahamas Ltd	31,900
		TOTAL WATER TRANSPORTATION	1,312,385

WHOLESALE TRADE-DURABLE GOODS - 1.50%
60,978		Applied Industrial Technologies, Inc	1,153,704
52,000	*	Beacon Roofing Supply, Inc	721,760
22,200		Castle (A.M.) & Co	240,426
31,755		Houston Wire & Cable Co	295,639
66,200	*	Insight Enterprises, Inc	456,780
17,594	*	MWI Veterinary Supply, Inc	474,334
38,800		Owens & Minor, Inc	1,460,820
61,665	*	PSS World Medical, Inc	1,160,535
16,800	*	Solera Holdings, Inc	404,880
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,368,878

WHOLESALE TRADE-NONDURABLE GOODS - 1.47%
145,500	*	Alliance One International, Inc	427,770
50,000		Allscripts Healthcare Solutions, Inc	496,000
28,200		Andersons, Inc	464,736
10,914	*	Clearwater Paper Corp	91,568
200	*	CPEX Pharmaceuticals, Inc	1,950
15,000	*	Fresh Del Monte Produce, Inc	336,300
47,127	*	LSB Industries, Inc	392,097
9,600		Nash Finch Co	430,944
55,918		Nu Skin Enterprises, Inc (Class A)	583,225
29,479	*	Perry Ellis International, Inc	186,897
36,643		Spartan Stores, Inc	851,950
31,000	*	Tractor Supply Co	1,120,339
20,700	*	United Stationers, Inc	693,243
18,100	*	Volcom, Inc	197,290
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,274,309

		TOTAL COMMON STOCKS	424,003,050
		(Cost $564,477,087 )

TIAA-CREF FUNDS - Small-Cap Equity Fund

	COMPANY	VALUE
	TOTAL INVESTMENTS - 99.62%	$424,003,050
	(Cost $564,477,087 )

	OTHER ASSETS AND LIABILITIES, NET - 0.38%	1,601,986

	NET ASSETS - 100.00%	$425,605,036

	The following abbreviations are used in portfolio description:
	MFA - Mortgage Finance Authority
	RADIAN - Radian Group, Inc.

*	Non-income producing
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved
	by the Board of Trustees. The value of this security amounted to $0
	which represents 0.00% of net assets.

	At December 31, 2008, the net unrealized depreciation on investment was $140,474,037,
	consisting of gross unrealized appreciation of $17,008,937 and gross unrealized depreciation
	of $157,482,974.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AMUSEMENT AND RECREATION SERVICES - 0.14%
4,582	*	Penn National Gaming, Inc	$97,963
268	*	Ticketmaster	1,721
15,453		Walt Disney Co	350,628
831		Warner Music Group Corp	2,510
		TOTAL AMUSEMENT AND RECREATION SERVICES	452,822

APPAREL AND ACCESSORY STORES - 0.58%
6,255		Abercrombie & Fitch Co (Class A)	144,303
8,965		American Eagle Outfitters, Inc	83,912
1,413	*	AnnTaylor Stores Corp	8,153
16,246		Gap, Inc	217,534
6,684	*	Hanesbrands, Inc	85,221
16,600	*	Kohl's Corp	600,919
13,016		Limited Brands, Inc	130,681
12,676		Nordstrom, Inc	168,718
9,135		Ross Stores, Inc	271,584
7,987	*	Urban Outfitters, Inc	119,645
		TOTAL APPAREL AND ACCESSORY STORES	1,830,670

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
4,539		Guess ?, Inc	69,674
2,838		Phillips-Van Heusen Corp	57,129
4,057		Polo Ralph Lauren Corp (Class A)	184,228
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	311,031

AUTO REPAIR, SERVICES AND PARKING - 0.02%
4,338	*	Hertz Global Holdings, Inc	21,994
1,237		Ryder System, Inc	47,971
		TOTAL AUTO REPAIR, SERVICES AND PARKING	69,965

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.30%
6,684		Advance Auto Parts	224,917
2,741	*	Autozone, Inc	382,286
15,451	*	Carmax, Inc	121,754
4,256	*	Copart, Inc	115,721
3,409	*	O'Reilly Automotive, Inc	104,793
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	949,471

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
9,141		Fastenal Co	318,564
5,195		Lowe's Cos, Inc	111,796
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	430,360

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 11.62%
41,554	*	Activision Blizzard, Inc	$359,027
36,952	*	Adobe Systems, Inc	786,708
1,730	*	Affiliated Computer Services, Inc (Class A)	79,494
12,241	*	Akamai Technologies, Inc	184,717
4,739	*	Alliance Data Systems Corp	220,506
5,688	*	Amdocs Ltd	104,034
5,882	*	Ansys, Inc	164,049
15,955	*	Autodesk, Inc	313,516
36,236		Automatic Data Processing, Inc	1,425,524
13,407	*	BMC Software, Inc	360,782
2,540		Brink's Co	68,275
2,540	*	Brink's Home Security Holdings, Inc	55,677
12,605		CA, Inc	233,571
4,887	*	Cerner Corp	187,905
13,225	*	Citrix Systems, Inc	311,713
2,482	*	Clear Channel Outdoor Holdings, Inc (Class A)	15,264
20,169	*	Cognizant Technology Solutions Corp (Class A)	364,252
11,177	*	Compuware Corp	75,445
2,238	*	DST Systems, Inc	84,999
77,464	*	eBay, Inc	1,081,397
21,773	*	Electronic Arts, Inc	349,239
4,692		Equifax, Inc	124,432
5,744	*	F5 Networks, Inc	131,308
2,961		Factset Research Systems, Inc	130,995
3,368		Fidelity National Information Services, Inc	54,797
11,393	*	Fiserv, Inc	414,363
16,578	*	Google, Inc (Class A)	5,100,222
1,998	*	HLTH Corp	20,899
3,137	*	IHS, Inc (Class A)	117,387
2,297		IMS Health, Inc	34,823
27,664	*	Interpublic Group of Cos, Inc	109,549
22,557	*	Intuit, Inc	536,631
12,555	*	Iron Mountain, Inc	310,485
36,790	*	Juniper Networks, Inc	644,193
5,008	*	Lamar Advertising Co (Class A)	62,900
341		Manpower, Inc	11,591
5,077		Mastercard, Inc (Class A)	725,656
9,451	*	McAfee, Inc	326,721
562,218		Microsoft Corp	10,929,517
9,023	*	Monster Worldwide, Inc	109,088
9,898	*	NCR Corp	139,958
10,610	*	Novell, Inc	41,273
14,243	*	Nuance Communications, Inc	147,557
20,584		Omnicom Group, Inc	554,121
272,738	*	Oracle Corp	4,835,645
13,807	*	Red Hat, Inc	182,529
10,016		Robert Half International, Inc	208,533
7,153	*	Salesforce.com, Inc	228,968
2,201	*	Sohu.com, Inc	104,195
11,880		Total System Services, Inc	166,320
11,026	*	Unisys Corp	9,372
14,054	*	VeriSign, Inc	268,150
31,405		Visa, Inc (Class A)	1,647,192
3,156	*	VMware, Inc (Class A)	74,766

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
477	*	WebMD Health Corp (Class A)	$11,252
97,096	*	Yahoo!, Inc	1,184,571
		TOTAL BUSINESS SERVICES	36,526,053

CHEMICALS AND ALLIED PRODUCTS - 13.26%
108,078		Abbott Laboratories	5,768,122
471	*	Abraxis Bioscience, Inc	31,048
14,579		Air Products & Chemicals, Inc	732,886
6,369		Albemarle Corp	142,029
1,216		Alberto-Culver Co	29,804
29,471		Avon Products, Inc	708,188
20,320	*	Biogen Idec, Inc	967,842
6,951	*	BioMarin Pharmaceuticals, Inc	123,728
126,629		Bristol-Myers Squibb Co	2,944,124
9,207		Celanese Corp (Series A)	114,443
4,731	*	Cephalon, Inc	364,476
3,810		CF Industries Holdings, Inc	187,300
2,359	*	Charles River Laboratories International, Inc	61,806
7,387		Chemtura Corp	10,342
4,937		Church & Dwight Co, Inc	277,064
2,872		Clorox Co	159,568
35,620		Colgate-Palmolive Co	2,441,395
12,057		Ecolab, Inc	423,804
6,718		Eli Lilly & Co	270,534
7,043		Estee Lauder Cos (Class A)	218,051
2,032		FMC Corp	90,891
1,828	*	Forest Laboratories, Inc	46,559
32,556	*	Genentech, Inc	2,699,218
18,777	*	Genzyme Corp	1,246,229
64,593	*	Gilead Sciences, Inc	3,303,286
1,701	*	Hospira, Inc	45,621
1,595		Huntsman Corp	5,487
4,080	*	Idexx Laboratories, Inc	147,206
5,400		International Flavors & Fragrances, Inc	160,488
2,531	*	Inverness Medical Innovations, Inc	47,861
7,197	*	Invitrogen Corp	167,762
51,897		Johnson & Johnson	3,104,998
43,185		Merck & Co, Inc	1,312,824
38,473		Monsanto Co	2,706,576
10,863		Mosaic Co	375,860
3,137	*	Mylan Laboratories, Inc	31,025
9,131		Nalco Holding Co	105,372
1,495	*	NBTY, Inc	23,397
5,722		Perrigo Co	184,878
1,089		PPG Industries, Inc	46,206
22,016		Praxair, Inc	1,306,870
78,310		Procter & Gamble Co	4,841,123
7,991		Rohm & Haas Co	493,764
113,732		Schering-Plough Corp	1,936,856
2,268		Scotts Miracle-Gro Co (Class A)	67,405
7,413	*	Sepracor, Inc	81,395
7,179		Sherwin-Williams Co	428,945
4,669		Sigma-Aldrich Corp	197,219
10,444	*	Vertex Pharmaceuticals, Inc	317,289

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,295	*	Warner Chilcott Ltd (Class A)	$91,278
3,481	*	Watson Pharmaceuticals, Inc	92,490
		TOTAL CHEMICALS AND ALLIED PRODUCTS	41,682,932

COAL MINING - 0.37%
5,086	*	Alpha Natural Resources, Inc	82,342
9,994		Arch Coal, Inc	162,802
12,859		Consol Energy, Inc	367,510
6,981		Massey Energy Co	96,268
19,332		Peabody Energy Corp	439,804
		TOTAL COAL MINING	1,148,726

COMMUNICATIONS - 2.02%
27,288	*	American Tower Corp (Class A)	800,084
2,980	*	Central European Media Enterprises Ltd (Class A)	64,726
4,910	*	Clearwire Corp (Class A)	24,206
56,675		Comcast Corp (Class A)	956,673
4,383	*	Crown Castle International Corp	77,053
5,845	*	CTC Media, Inc	28,056
38,209	*	DIRECTV Group, Inc	875,367
14,730	*	DISH Network Corp (Class A)	163,356
5,359		Embarq Corp	192,710
2,251	*	Equinix, Inc	119,731
4,867		Frontier Communications Corp	42,538
5,530		Global Payments, Inc	181,329
670	*	IAC/InterActiveCorp	10,539
306	*	Leap Wireless International, Inc	8,228
95,189	*	Level 3 Communications, Inc	66,632
9,608	*	Liberty Global, Inc (Class A)	152,959
36,295	*	Liberty Media Corp - Entertainment (Series A)	634,437
16,739	*	MetroPCS Communications, Inc	248,574
5,325	*	NeuStar, Inc (Class A)	101,867
12,093	*	NII Holdings, Inc (Class B)	219,851
51,209		Qwest Communications International, Inc	186,401
8,533	*	SBA Communications Corp (Class A)	139,259
3,089		Telephone & Data Systems, Inc	98,076
5,228	*	Time Warner Cable, Inc (Class A)	112,141
444	*	US Cellular Corp	19,199
36,179	*	Viacom, Inc (Class B)	689,572
15,852		Windstream Corp	145,838
		TOTAL COMMUNICATIONS	6,359,402

DEPOSITORY INSTITUTIONS - 0.67%
707		Capitol Federal Financial	32,239
12,939		Hudson City Bancorp, Inc	206,506
6,220	*	Metavante Technologies, Inc	100,204
13,829		Northern Trust Corp	721,044
7,827		State Street Corp	307,836
51,666		Western Union Co	740,891
		TOTAL DEPOSITORY INSTITUTIONS	2,108,720

EATING AND DRINKING PLACES - 2.07%
6,249		Brinker International, Inc	65,864
5,406		Burger King Holdings, Inc	129,095

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,222	*	Chipotle Mexican Grill, Inc (Class A)	$137,720
9,695		Darden Restaurants, Inc	273,205
71,995		McDonald's Corp	4,477,369
13,194		Tim Hortons, Inc	380,515
33,176		Yum! Brands, Inc	1,045,044
		TOTAL EATING AND DRINKING PLACES	6,508,812

EDUCATIONAL SERVICES - 0.45%
9,076	*	Apollo Group, Inc (Class A)	695,404
4,469		DeVry, Inc	256,565
2,739	*	ITT Educational Services, Inc	260,150
1,007		Strayer Education, Inc	215,911
		TOTAL EDUCATIONAL SERVICES	1,428,030

ELECTRIC, GAS, AND SANITARY SERVICES - 2.42%
46,951	*	AES Corp	386,876
11,767		Allegheny Energy, Inc	398,431
24,341	*	Calpine Corp	177,202
13,651		Centerpoint Energy, Inc	172,276
11,242		Constellation Energy Group, Inc	282,062
8,652	*	Covanta Holding Corp	189,998
1,016		DPL, Inc	23,205
9,219		El Paso Corp	72,185
761		Energen Corp	22,320
9,450		Entergy Corp	785,579
23,065		Exelon Corp	1,282,644
7,546	*	Mirant Corp	142,393
6,321	*	NRG Energy, Inc	147,469
26,211		PPL Corp	804,416
35,600		Public Service Enterprise Group, Inc	1,038,452
4,576		Questar Corp	149,589
10,201		Republic Services, Inc	252,883
4,585		Sierra Pacific Resources	45,346
6,023	*	Stericycle, Inc	313,678
9,823		Waste Management, Inc	325,534
40,215		Williams Cos, Inc	582,313
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,594,851

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.59%
4,708	*	Advanced Micro Devices, Inc	10,169
21,095		Altera Corp	352,497
7,355		Ametek, Inc	222,195
12,160		Amphenol Corp (Class A)	291,597
20,840		Analog Devices, Inc	396,377
61,733	*	Apple Computer, Inc	5,268,911
20,872	*	Atmel Corp	65,329
4,101	*	Avnet, Inc	74,679
853		AVX Corp	6,773
36,002	*	Broadcom Corp (Class A)	610,954
5,939	*	Ciena Corp	39,791
413,677	*	Cisco Systems, Inc	6,742,934
9,437		Cooper Industries Ltd (Class A)	275,844
2,503	*	Cree, Inc	39,723
9,329	*	Cypress Semiconductor Corp	41,701

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,458	*	Dolby Laboratories, Inc (Class A)	$113,284
5,105		Eaton Corp	253,770
305	*	EchoStar Corp (Class A)	4,535
3,992	*	Energizer Holdings, Inc	216,127
3,102	*	First Solar, Inc	427,952
2,785		Harman International Industries, Inc	46,593
9,232		Harris Corp	351,278
4,686	*	Integrated Device Technology, Inc	26,288
346,580		Intel Corp	5,080,863
1,125	*	International Rectifier Corp	15,188
2,645		Intersil Corp (Class A)	24,308
6,905	*	JDS Uniphase Corp	25,203
6,744		L-3 Communications Holdings, Inc	497,572
2,128		Lincoln Electric Holdings, Inc	108,379
15,341		Linear Technology Corp	339,343
34,544	*	LSI Logic Corp	113,650
35,017	*	Marvell Technology Group Ltd	233,563
15,944	*	MEMC Electronic Materials, Inc	227,680
12,938		Microchip Technology, Inc	252,679
5,386	*	Micron Technology, Inc	14,219
2,545		Molex, Inc	36,877
15,368		National Semiconductor Corp	154,756
24,589	*	NetApp, Inc	343,508
1,826	*	Novellus Systems, Inc	22,533
38,428	*	Nvidia Corp	310,114
27,989	*	ON Semiconductor Corp	95,163
113,355		Qualcomm, Inc	4,061,510
7,598	*	Rambus, Inc	120,960
3,656	*	Silicon Laboratories, Inc	90,596
175,097	*	Sirius XM Radio, Inc	21,012
3,589	*	Sunpower Corp (Class A)	132,793
2,557	*	Sunpower Corp (Class B)	77,835
92,467		Texas Instruments, Inc	1,435,088
5,103	*	Varian Semiconductor Equipment Associates, Inc	92,466
19,646		Xilinx, Inc	350,092
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,157,251

ENGINEERING AND MANAGEMENT SERVICES - 2.09%
41,916		Accenture Ltd (Class A)	1,374,426
6,506	*	Aecom Technology Corp	199,929
10,634	*	Amylin Pharmaceuticals, Inc	115,379
32,082	*	Celgene Corp	1,773,493
2,142		Corporate Executive Board Co	47,253
12,261		Fluor Corp	550,151
3,246	*	Genpact Ltd	26,682
3,637	*	Gen-Probe, Inc	155,809
6,836	*	Hewitt Associates, Inc (Class A)	194,006
8,634	*	Jacobs Engineering Group, Inc	415,295
10,149		KBR, Inc	154,265
15,592	*	McDermott International, Inc	154,049
22,700		Paychex, Inc	596,556
9,180		Quest Diagnostics, Inc	476,534
2,911	*	SAIC, Inc	56,706
5,857	*	Shaw Group, Inc	119,893

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,114	*	URS Corp	$45,418
5,688	*	VCA Antech, Inc	113,077
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,568,921

FABRICATED METAL PRODUCTS - 0.32%
1,108	*	Alliant Techsystems, Inc	95,022
1,136		Aptargroup, Inc	40,033
933		Ball Corp	38,803
10,904	*	Crown Holdings, Inc	209,357
1,852		Illinois Tool Works, Inc	64,913
11,638		Parker Hannifin Corp	495,080
1,177		Valmont Industries, Inc	72,221
		TOTAL FABRICATED METAL PRODUCTS	1,015,429

FOOD AND KINDRED PRODUCTS - 4.05%
7,567		Campbell Soup Co	227,086
114,682		Coca-Cola Co	5,191,654
2,113		General Mills, Inc	128,365
12,310		H.J. Heinz Co	462,856
5,310	*	Hansen Natural Corp	178,044
5,377		Hershey Co	186,797
1,744		J.M. Smucker Co	75,620
10,172		Kellogg Co	446,042
3,049		McCormick & Co, Inc	97,141
104,409		PepsiCo, Inc	5,718,481
1,742		Tyson Foods, Inc (Class A)	15,260
		TOTAL FOOD AND KINDRED PRODUCTS	12,727,346

FOOD STORES - 0.39%
20,684		Kroger Co	546,265
1,906	*	Panera Bread Co (Class A)	99,569
50,292	*	Starbucks Corp	475,762
10,136		Whole Foods Market, Inc	95,684
		TOTAL FOOD STORES	1,217,280

FORESTRY - 0.01%
547		Rayonier, Inc	17,148
		TOTAL FORESTRY	17,148

FURNITURE AND FIXTURES - 0.07%
979		Hill-Rom Holdings, Inc	16,114
6,125		Johnson Controls, Inc	111,230
4,221	*	Kinetic Concepts, Inc	80,959
		TOTAL FURNITURE AND FIXTURES	208,303

FURNITURE AND HOME FURNISHINGS STORES - 0.41%
15,162	*	Bed Bath & Beyond, Inc	385,418
23,446		Best Buy Co, Inc	659,067
11,269	*	GameStop Corp (Class A)	244,087
947		Williams-Sonoma, Inc	7,443
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,296,015

GENERAL BUILDING CONTRACTORS - 0.04%
22	*	NVR, Inc	10,038

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,910		Pulte Homes, Inc	$31,806
4,350		Walter Industries, Inc	76,168
		TOTAL GENERAL BUILDING CONTRACTORS	118,012

GENERAL MERCHANDISE STORES - 3.56%
5,774	*	Big Lots, Inc	83,665
30,420		Costco Wholesale Corp	1,597,050
720		Family Dollar Stores, Inc	18,770
51,183		Target Corp	1,767,349
29,542		TJX Cos, Inc	607,679
126,793		Wal-Mart Stores, Inc	7,108,016
		TOTAL GENERAL MERCHANDISE STORES	11,182,529

HEALTH SERVICES - 1.48%
1,348		AmerisourceBergen Corp	48,070
1,456	*	Community Health Systems, Inc	21,228
4,247	*	Covance, Inc	195,489
2,256	*	Coventry Health Care, Inc	33,569
6,213	*	DaVita, Inc	307,978
3,910	*	Edwards Lifesciences Corp	214,855
14,854	*	Express Scripts, Inc	816,673
12,605	*	Health Management Associates, Inc (Class A)	22,563
7,926	*	Laboratory Corp of America Holdings	510,514
4,548	*	Lincare Holdings, Inc	122,478
13,742		McKesson Corp	532,228
35,341	*	Medco Health Solutions, Inc	1,481,141
440		Omnicare, Inc	12,214
2,825	*	Pediatrix Medical Group, Inc	89,553
7,282		Pharmaceutical Product Development, Inc	211,251
16,973	*	Tenet Healthcare Corp	19,519
		TOTAL HEALTH SERVICES	4,639,323

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
9,642	*	Foster Wheeler Ltd	225,430
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	225,430

HOLDING AND OTHER INVESTMENT OFFICES - 1.74%
2,869	*	Affiliated Managers Group, Inc	120,268
1,888		Apartment Investment & Management Co (Class A)	21,806
2,064		Camden Property Trust	64,686
3,534		Digital Realty Trust, Inc	116,092
370		Essex Property Trust, Inc	28,398
1,068		Federal Realty Investment Trust	66,301
19,850		General Growth Properties, Inc	25,607
1,782		HCP, Inc	49,486
765		Health Care REIT, Inc	32,283
97,943		iShares Russell 1000 Growth Index Fund	3,629,768
238		Kilroy Realty Corp	7,963
5,595		Macerich Co	101,605
971		Nationwide Health Properties, Inc	27,887
3,981		Plum Creek Timber Co, Inc	138,300
15,735		Simon Property Group, Inc	836,001
3,755		Taubman Centers, Inc	95,602
1,515		Ventas, Inc	50,859

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,386		WABCO Holdings, Inc	$69,255
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,482,167

HOTELS AND OTHER LODGING PLACES - 0.33%
1,767		Boyd Gaming Corp	8,358
759		Choice Hotels International, Inc	22,816
13,729	*	Las Vegas Sands Corp	81,413
20,315		Marriott International, Inc (Class A)	395,126
8,235	*	MGM Mirage	113,314
4,138		Orient-Express Hotels Ltd (Class A)	31,697
12,334		Starwood Hotels & Resorts Worldwide, Inc	220,778
4,011		Wynn Resorts Ltd	169,505
		TOTAL HOTELS AND OTHER LODGING PLACES	1,043,007

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.18%
4,554	*	AGCO Corp	107,429
95,665		Applied Materials, Inc	969,086
3,131	*	Brocade Communications Systems, Inc	8,767
5,081		Bucyrus International, Inc (Class A)	94,100
497		Carlisle Cos, Inc	10,288
43,127		Caterpillar, Inc	1,926,483
14,269		Cummins, Inc	381,410
30,018		Deere & Co	1,150,290
127,181	*	Dell, Inc	1,302,333
3,819		Diebold, Inc	107,276
5,312		Donaldson Co, Inc	178,749
11,685		Dover Corp	384,670
5,718	*	Dresser-Rand Group, Inc	98,636
100,728	*	EMC Corp	1,054,622
1,865		Flowserve Corp	96,048
9,228	*	FMC Technologies, Inc	219,903
4,161		Graco, Inc	98,741
172,642		Hewlett-Packard Co	6,265,178
5,110		IDEX Corp	123,407
3,363		Ingersoll-Rand Co Ltd (Class A)	58,348
96,186		International Business Machines Corp	8,095,013
22,079		International Game Technology	262,519
9,487		ITT Industries, Inc	436,307
6,851		Jabil Circuit, Inc	46,244
1,587		John Bean Technologies Corp	12,966
7,440		Joy Global, Inc	170,302
1,097		Kennametal, Inc	24,342
7,736	*	Lam Research Corp	164,622
3,329		Lennox International, Inc	107,493
10,254		Manitowoc Co, Inc	88,800
2,107	*	Oil States International, Inc	39,380
8,379		Pall Corp	238,215
12,847		Pitney Bowes, Inc	327,342
3,994	*	SanDisk Corp	38,342
4,711	*	Scientific Games Corp (Class A)	82,631
14,684		Seagate Technology, Inc	65,050
3,595		SPX Corp	145,777
6,238	*	Teradata Corp	92,510
240		Timken Co	4,711

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,323		Toro Co	$76,659
8,829	*	Varian Medical Systems, Inc	309,368
15,084	*	Western Digital Corp	172,712
4,181	*	Zebra Technologies Corp (Class A)	84,707
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,721,776

INSTRUMENTS AND RELATED PRODUCTS - 5.74%
4,308	*	Advanced Medical Optics, Inc	28,476
24,955	*	Agilent Technologies, Inc	390,047
21,400		Allergan, Inc	862,848
7,010		Bard (C.R.), Inc	590,663
44,039		Baxter International, Inc	2,360,049
3,520		Beckman Coulter, Inc	154,669
17,231		Becton Dickinson & Co	1,178,428
5,965	*	Boston Scientific Corp	46,169
12,657		Danaher Corp	716,513
10,129		Dentsply International, Inc	286,043
54,674		Emerson Electric Co	2,001,615
9,757	*	Flir Systems, Inc	299,345
8,452		Garmin Ltd	162,025
4,671		Hillenbrand, Inc	77,912
9,330	*	Hologic, Inc	121,943
8,750	*	Illumina, Inc	227,938
2,750	*	Intuitive Surgical, Inc	349,223
2,371	*	Itron, Inc	151,128
10,845		Kla-Tencor Corp	236,313
78,646		Medtronic, Inc	2,471,056
2,520	*	Mettler-Toledo International, Inc	169,848
3,789	*	Millipore Corp	195,209
3,903		National Instruments Corp	95,077
3,355		PerkinElmer, Inc	46,668
10,751		Raytheon Co	548,731
5,278	*	Resmed, Inc	197,819
10,148		Rockwell Automation, Inc	327,172
11,113		Rockwell Collins, Inc	434,407
6,265		Roper Industries, Inc	271,964
23,846	*	St. Jude Medical, Inc	785,964
21,326		Stryker Corp	851,974
2,688		Techne Corp	173,430
6,663	*	Teradyne, Inc	28,118
9,972	*	Thermo Electron Corp	339,746
8,805	*	Trimble Navigation Ltd	190,276
6,939	*	Waters Corp	254,314
10,841	*	Zimmer Holdings, Inc	438,193
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	18,061,313

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,919		Brown & Brown, Inc	40,107
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	40,107

INSURANCE CARRIERS - 1.19%
21,823		Aetna, Inc	621,956
33,284		Aflac, Inc	1,525,738
2,081		Axis Capital Holdings Ltd	60,599

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,672		Cigna Corp	$45,023
157		Erie Indemnity Co (Class A)	5,908
326	*	Health Net, Inc	3,550
6,701	*	Humana, Inc	249,813
5,337		Prudential Financial, Inc	161,498
465		Transatlantic Holdings, Inc	18,628
31,621		UnitedHealth Group, Inc	841,118
412		W.R. Berkley Corp	12,772
3,787	*	WellCare Health Plans, Inc	48,701
3,631	*	WellPoint, Inc	152,974
		TOTAL INSURANCE CARRIERS	3,748,278

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
8,009	*	Corrections Corp of America	131,027
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	131,027

LEATHER AND LEATHER PRODUCTS - 0.16%
24,081	*	Coach, Inc	500,162
		TOTAL LEATHER AND LEATHER PRODUCTS	500,162

LEGAL SERVICES - 0.05%
3,448	*	FTI Consulting, Inc	154,057
		TOTAL LEGAL SERVICES	154,057

METAL MINING - 0.57%
8,176		Cleveland-Cliffs, Inc	209,387
3,487		Foundation Coal Holdings, Inc	48,888
30,739		Newmont Mining Corp	1,251,078
5,913	*	Patriot Coal Corp	36,956
15,501		Southern Copper Corp	248,946
		TOTAL METAL MINING	1,795,255

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
3,506		Hasbro, Inc	102,270
1,096	*	Intrepid Potash, Inc	22,764
16,999		Tyco International Ltd	367,178
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	492,212

MISCELLANEOUS RETAIL - 1.93%
22,028	*	Amazon.com, Inc	1,129,596
53,775		CVS Corp	1,545,494
6,033	*	Dick's Sporting Goods, Inc	85,126
6,335	*	Dollar Tree, Inc	264,803
268	*	HSN, Inc	1,948
3,077		MSC Industrial Direct Co (Class A)	113,326
8,636		Petsmart, Inc	159,334
2,944	*	Priceline.com, Inc	216,826
41,966		Staples, Inc	752,031
8,518		Tiffany & Co	201,280
64,266		Walgreen Co	1,585,441
		TOTAL MISCELLANEOUS RETAIL	6,055,205

MOTION PICTURES - 0.31%
5,524	*	DreamWorks Animation SKG, Inc (Class A)	139,536

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
63,867		News Corp (Class A)	$580,551
26,398		Time Warner, Inc	265,564
		TOTAL MOTION PICTURES	985,651

NONDEPOSITORY INSTITUTIONS - 0.53%
58,750		American Express Co	1,089,813
36,949		Federal Home Loan Mortgage Corp	26,973
5,129		GLG Partners, Inc	11,643
1,579		Lender Processing Services, Inc	46,502
29,168	*	SLM Corp	259,595
17,436		Textron, Inc	241,837
44	*	Tree.com, Inc	114
		TOTAL NONDEPOSITORY INSTITUTIONS	1,676,477

OIL AND GAS EXTRACTION - 5.12%
3,876	*	Atwood Oceanics, Inc	59,225
21,614		Baker Hughes, Inc	693,161
3,354		Cabot Oil & Gas Corp	87,204
14,877	*	Cameron International Corp	304,979
16,483		Chesapeake Energy Corp	266,530
1,932	*	CNX Gas Corp	52,744
2,426	*	Continental Resources, Inc	50,242
17,508	*	Denbury Resources, Inc	191,187
4,847		Diamond Offshore Drilling, Inc	285,682
779	*	Encore Acquisition Co	19,880
9,252		ENSCO International, Inc	262,664
13,143		EOG Resources, Inc	875,061
9,079		Equitable Resources, Inc	304,600
6,278	*	Global Industries Ltd	21,910
61,093		Halliburton Co	1,110,671
1,694	*	Helix Energy Solutions Group, Inc	12,265
3,362	*	Key Energy Services, Inc	14,826
3,989	*	Mariner Energy, Inc	40,688
3,042	*	Nabors Industries Ltd	36,413
29,046	*	National Oilwell Varco, Inc	709,884
19,074		Noble Corp	421,345
759		Noble Energy, Inc	37,358
57,476		Occidental Petroleum Corp	3,447,986
3,785	*	Oceaneering International, Inc	110,295
7,080		Patterson-UTI Energy, Inc	81,491
17,082	*	PetroHawk Energy Corp	266,992
6,635	*	Plains Exploration & Production Co	154,197
8,335	*	Pride International, Inc	133,193
7,492	*	Quicksilver Resources, Inc	41,730
11,012		Range Resources Corp	378,703
2,680		Rowan Cos, Inc	42,612
83,549		Schlumberger Ltd	3,536,630
140	*	SEACOR Holdings, Inc	9,331
14,856		Smith International, Inc	340,054
23,771	*	Southwestern Energy Co	688,646
1,687		St. Mary Land & Exploration Co	34,263
5,966	*	Superior Energy Services	95,038
4,652	*	Tetra Technologies, Inc	22,609
171		Tidewater, Inc	6,886

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,369	*	Unit Corp	$63,300
2,167		W&T Offshore, Inc	31,031
46,903	*	Weatherford International Ltd	507,490
2,916	*	Whiting Petroleum Corp	97,569
4,114		XTO Energy, Inc	145,101
		TOTAL OIL AND GAS EXTRACTION	16,093,666

PAPER AND ALLIED PRODUCTS - 0.24%
2,484		Greif, Inc (Class A)	83,040
12,140		Kimberly-Clark Corp	640,264
1,568		Packaging Corp of America	21,105
		TOTAL PAPER AND ALLIED PRODUCTS	744,409

PERSONAL SERVICES - 0.18%
22,902		H&R Block, Inc	520,334
2,060		Weight Watchers International, Inc	60,605
		TOTAL PERSONAL SERVICES	580,939

PETROLEUM AND COAL PRODUCTS - 2.40%
1,218		Ashland, Inc	12,801
68,447		Exxon Mobil Corp	5,464,125
7,545		Frontier Oil Corp	95,293
19,760		Hess Corp	1,059,926
2,678		Holly Corp	48,820
13,172		Murphy Oil Corp	584,178
7,433	*	SandRidge Energy, Inc	45,713
4,609		Sunoco, Inc	200,307
3,250		Tesoro Corp	42,803
		TOTAL PETROLEUM AND COAL PRODUCTS	7,553,966

PRIMARY METAL INDUSTRIES - 1.00%
8,860		AK Steel Holding Corp	82,575
44,237		Alcoa, Inc	498,109
6,943		Allegheny Technologies, Inc	177,255
258		Carpenter Technology Corp	5,299
2,058	*	Century Aluminum Co	20,580
5,556	*	CommScope, Inc	86,340
110,295		Corning, Inc	1,051,111
3,628	*	General Cable Corp	64,179
1,498		Hubbell, Inc (Class B)	48,955
4,521		Nucor Corp	208,870
9,599		Precision Castparts Corp	570,949
192		Schnitzer Steel Industries, Inc (Class A)	7,229
3,039		Steel Dynamics, Inc	33,976
1,137		Titanium Metals Corp	10,017
7,736		United States Steel Corp	287,779
		TOTAL PRIMARY METAL INDUSTRIES	3,153,223

PRINTING AND PUBLISHING - 0.20%
2,788		Dun & Bradstreet Corp	215,234
2,971		John Wiley & Sons, Inc (Class A)	105,708
11,282		McGraw-Hill Cos, Inc	261,629
2,862	*	MSCI, Inc (Class A)	50,829
		TOTAL PRINTING AND PUBLISHING	633,400

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 1.46%
19,837		Burlington Northern Santa Fe Corp	$1,501,859
28,215		CSX Corp	916,141
5,155	*	Kansas City Southern Industries, Inc	98,203
7,501		Norfolk Southern Corp	352,922
36,184		Union Pacific Corp	1,729,595
		TOTAL RAILROAD TRANSPORTATION	4,598,720

REAL ESTATE - 0.06%
7,593	*	CB Richard Ellis Group, Inc (Class A)	32,802
6,245		Forest City Enterprises, Inc (Class A)	41,842
5,201	*	St. Joe Co	126,488
		TOTAL REAL ESTATE	201,132

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.43%
12,083	*	Goodyear Tire & Rubber Co	72,136
24,884		Nike, Inc (Class B)	1,269,084
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,341,220

SECURITY AND COMMODITY BROKERS - 1.69%
876		BlackRock, Inc	117,515
9,668		Broadridge Financial Solutions, Inc	121,237
65,433		Charles Schwab Corp	1,058,052
3,313		CME Group, Inc	689,468
8,008	*	E*Trade Financial Corp	9,209
6,942		Eaton Vance Corp	145,851
5,881		Federated Investors, Inc (Class B)	99,742
5,571		Franklin Resources, Inc	355,318
3,222		Goldman Sachs Group, Inc	271,905
4,937	*	IntercontinentalExchange, Inc	407,006
3,844		Invesco Ltd	55,507
3,036	*	Investment Technology Group, Inc	68,978
10,859		Janus Capital Group, Inc	87,198
5,134		Lazard Ltd (Class A)	152,685
5,025	*	MF Global Ltd	10,251
5,206		Morgan Stanley	83,504
1,067	*	Morningstar, Inc	37,879
5,190	*	Nasdaq Stock Market, Inc	128,245
10,978		NYSE Euronext	300,578
9,366		SEI Investments Co	147,140
17,891		T Rowe Price Group, Inc	634,057
17,408	*	TD Ameritrade Holding Corp	248,064
6,115		Waddell & Reed Financial, Inc (Class A)	94,538
		TOTAL SECURITY AND COMMODITY BROKERS	5,323,927

SPECIAL TRADE CONTRACTORS - 0.07%
10,508	*	Quanta Services, Inc	208,058
		TOTAL SPECIAL TRADE CONTRACTORS	208,058

STONE, CLAY, AND GLASS PRODUCTS - 0.98%
49,331		3M Co	2,838,505
2,432		Eagle Materials, Inc	44,773
9,893		Gentex Corp	87,355

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,129	*	Owens-Illinois, Inc	$85,516
2,438	*	USG Corp	19,602
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,075,751

TOBACCO PRODUCTS - 2.69%
109,706		Altria Group, Inc	1,652,172
6,564		Lorillard, Inc	369,881
147,714		Philip Morris International, Inc	6,427,037
		TOTAL TOBACCO PRODUCTS	8,449,090

TRANSPORTATION BY AIR - 0.09%
10,279	*	AMR Corp	109,677
1,605		Copa Holdings S.A. (Class A)	48,664
11,056	*	Delta Air Lines, Inc	126,701
		TOTAL TRANSPORTATION BY AIR	285,042

TRANSPORTATION EQUIPMENT - 3.11%
6,192	*	BE Aerospace, Inc	47,616
52,617		Boeing Co	2,245,168
8,857		Goodrich Corp	327,886
14,099		Harley-Davidson, Inc	239,260
5,669		Harsco Corp	156,918
51,930		Honeywell International, Inc	1,704,862
22,961		Lockheed Martin Corp	1,930,561
6,106		Northrop Grumman Corp	275,014
3,591		Oshkosh Truck Corp	31,924
25,468		Paccar, Inc	728,385
740		Thor Industries, Inc	9,753
38,723		United Technologies Corp	2,075,553
		TOTAL TRANSPORTATION EQUIPMENT	9,772,900

TRANSPORTATION SERVICES - 0.40%
11,995		CH Robinson Worldwide, Inc	660,084
14,937		Expeditors International Washington, Inc	496,954
312		GATX Corp	9,663
268	*	Interval Leisure Group, Inc	1,445
6,558		UTI Worldwide, Inc	94,042
		TOTAL TRANSPORTATION SERVICES	1,262,188

TRUCKING AND WAREHOUSING - 0.94%
443		Con-way, Inc	11,784
5,584		J.B. Hunt Transport Services, Inc	146,692
3,664		Landstar System, Inc	140,808
47,893		United Parcel Service, Inc (Class B)	2,641,777
		TOTAL TRUCKING AND WAREHOUSING	2,941,061

WATER TRANSPORTATION - 0.11%
6,127		Carnival Corp	149,008
3,083		Frontline Ltd	91,288
3,992	*	Kirby Corp	109,221
		TOTAL WATER TRANSPORTATION	349,517

WHOLESALE TRADE-DURABLE GOODS - 0.37%
468	*	Arrow Electronics, Inc	8,817

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,838		BorgWarner, Inc	$148,863
9,678	*	LKQ Corp	112,845
2,626		Martin Marietta Materials, Inc	254,932
8,052	*	Patterson Cos, Inc	150,975
427	*	Tech Data Corp	7,618
5,307		W.W. Grainger, Inc	418,405
2,835	*	WESCO International, Inc	54,517
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,156,972

WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
5,771		Airgas, Inc	225,011
4,876	*	Bare Escentuals, Inc	25,501
5,400		Brown-Forman Corp (Class B)	278,046
18,664		Cardinal Health, Inc	643,348
2,702	*	Central European Distribution Corp	53,229
7,561	*	Dean Foods Co	135,871
7,896	*	Endo Pharmaceuticals Holdings, Inc	204,348
5,966	*	Henry Schein, Inc	218,893
4,841		Herbalife Ltd	104,953
42,380		Sysco Corp	972,198
7,171		Terra Industries, Inc	119,541
130		Valhi, Inc	1,391
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,982,330

		TOTAL COMMON STOCKS	313,369,037
		(Cost $423,068,504)

		TOTAL INVESTMENTS - 99.67%	313,369,037
		(Cost $423,068,504 )

		OTHER ASSETS AND LIABILITIES, NET - 0.33%	1,052,376

		NET ASSETS - 100.00%	$314,421,413

		The following abbreviations are used in portfolio description:
		REIT - Real Estate Investment Trust

	*	Non-income producing

		At December 31, 2008, the net unrealized depreciation on investment was $109,699,468,
		consisting of gross unrealized appreciation of $5,472,342 and gross unrealized depreciation
		of $115,171,810.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.58%

AMUSEMENT AND RECREATION SERVICES - 0.88%
2,353		International Speedway Corp (Class A)	$67,602
2,270	*	Ticketmaster	14,573
142,411		Walt Disney Co	3,231,306
5,170		Warner Music Group Corp	15,613
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,329,094

APPAREL AND ACCESSORY STORES - 0.19%
4,002		American Eagle Outfitters, Inc	37,459
5,056	*	AnnTaylor Stores Corp	29,173
12,903		Foot Locker, Inc	94,708
20,496		Gap, Inc	274,441
5,957	*	Kohl's Corp	215,643
7,915		Limited Brands, Inc	79,467
		TOTAL APPAREL AND ACCESSORY STORES	730,891

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
6,820		Jones Apparel Group, Inc	39,965
11,564		Liz Claiborne, Inc	30,066
337		Phillips-Van Heusen Corp	6,784
7,521		VF Corp	411,926
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	488,741

AUTO REPAIR, SERVICES AND PARKING - 0.07%
27,628	*	Hertz Global Holdings, Inc	140,074
3,188		Ryder System, Inc	123,631
		TOTAL AUTO REPAIR, SERVICES AND PARKING	263,705

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
10,429	*	Autonation, Inc	103,039
7,391	*	O'Reilly Automotive, Inc	227,199
2,802		Penske Auto Group, Inc	21,519
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	351,757

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.53%
142,621		Home Depot, Inc	3,283,136
117,222		Lowe's Cos, Inc	2,522,617
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,805,753

BUSINESS SERVICES - 1.07%
5,277	*	Affiliated Computer Services, Inc (Class A)	242,478
9,283	*	Amdocs Ltd	169,786
6,959	*	Avis Budget Group, Inc	4,871
17,164		CA, Inc	318,049
21,434	*	Cadence Design Systems, Inc	78,448

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	$9,840
12,869	*	Computer Sciences Corp	452,216
9,372	*	Compuware Corp	63,261
10,942	*	Convergys Corp	70,138
525	*	DST Systems, Inc	19,940
4,973		Equifax, Inc	131,884
17,211	*	Expedia, Inc	141,819
12,310		Fidelity National Information Services, Inc	200,284
6,087	*	HLTH Corp	63,670
12,180		IMS Health, Inc	184,649
4,950	*	Interpublic Group of Cos, Inc	19,602
6,514		Manpower, Inc	221,411
1,538	*	McAfee, Inc	53,169
1,370	*	NCR Corp	19,372
16,051	*	Novell, Inc	62,438
2,157		Omnicom Group, Inc	58,066
65,323	*	Sun Microsystems, Inc	249,534
70,632	*	Symantec Corp	954,944
11,753	*	Synopsys, Inc	217,666
12,066	*	Unisys Corp	10,256
4,556	*	United Rentals, Inc	41,551
		TOTAL BUSINESS SERVICES	4,059,342

CHEMICALS AND ALLIED PRODUCTS - 14.52%
6,453		Alberto-Culver Co	158,163
92,015	*	Amgen, Inc	5,313,866
8,848		Avery Dennison Corp	289,595
15,045		Bristol-Myers Squibb Co	349,796
5,339		Cabot Corp	81,687
1,354		Celanese Corp (Series A)	16,830
2,969	*	Charles River Laboratories International, Inc	77,788
23,862		Chemtura Corp	33,407
7,870		Clorox Co	437,257
3,965		Cytec Industries, Inc	84,137
78,756		Dow Chemical Co	1,188,428
75,889		Du Pont (E.I.) de Nemours & Co	1,919,992
6,158		Eastman Chemical Co	195,270
76,453		Eli Lilly & Co	3,078,762
3,895		FMC Corp	174,223
23,201	*	Forest Laboratories, Inc	590,929
11,302	*	Hospira, Inc	303,120
12,026		Huntsman Corp	41,369
3,343	*	Inverness Medical Innovations, Inc	63,216
4,996	*	Invitrogen Corp	116,457
175,587		Johnson & Johnson	10,505,371
20,333	*	King Pharmaceuticals, Inc	215,936
5,704		Lubrizol Corp	207,569
129,544		Merck & Co, Inc	3,938,138
20,655	*	Mylan Laboratories, Inc	204,278
561		Nalco Holding Co	6,474
1,851	*	NBTY, Inc	28,968
572,026		Pfizer, Inc	10,130,581
12,376		PPG Industries, Inc	525,114
160,333		Procter & Gamble Co	9,911,787

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,020		Rohm & Haas Co	$124,816
10,621		RPM International, Inc	141,153
1,044		Scotts Miracle-Gro Co (Class A)	31,028
5,036		Sigma-Aldrich Corp	212,721
7,937		Valspar Corp	143,580
4,546	*	Watson Pharmaceuticals, Inc	120,787
112,746		Wyeth	4,229,102
		TOTAL CHEMICALS AND ALLIED PRODUCTS	55,191,695

COMMUNICATIONS - 7.64%
502,357		AT&T, Inc	14,317,176
18,795		Cablevision Systems Corp (Class A)	316,508
47,971		CBS Corp (Class B)	392,882
8,972		CenturyTel, Inc	245,205
799	*	Clearwire Corp (Class A)	3,939
167,789		Comcast Corp (Class A)	2,832,278
18,638	*	Crown Castle International Corp	327,656
6,122		Embarq Corp	220,147
21,086		Frontier Communications Corp	184,292
2,510		Hearst-Argyle Television, Inc	15,211
6,976	*	IAC/InterActiveCorp	109,732
3,990	*	Leap Wireless International, Inc	107,291
14,351	*	Liberty Global, Inc (Class A)	228,468
8,972	*	Liberty Media Corp - Capital (Series A)	42,258
49,382	*	Liberty Media Holding Corp (Interactive A)	154,072
62,173		Qwest Communications International, Inc	226,310
7,038		Scripps Networks Interactive (Class A)	154,836
238,171	*	Sprint Nextel Corp	435,853
5,027		Telephone & Data Systems, Inc	159,607
6,974	*	Time Warner Cable, Inc (Class A)	149,592
689	*	US Cellular Corp	29,792
241,018		Verizon Communications, Inc	8,170,510
2,652	*	Viacom, Inc (Class B)	50,547
18,571		Windstream Corp	170,853
		TOTAL COMMUNICATIONS	29,045,015

DEPOSITORY INSTITUTIONS - 12.60%
10,780		Associated Banc-Corp	225,625
7,013		Astoria Financial Corp	115,574
7,435		Bancorpsouth, Inc	173,682
424,254		Bank of America Corp	5,973,496
4,012		Bank of Hawaii Corp	181,222
96,720		Bank of New York Mellon Corp	2,740,078
46,112		BB&T Corp	1,266,236
1,936		BOK Financial Corp	78,214
1,483		Capitol Federal Financial	67,625
458,947		Citigroup, Inc	3,079,534
3,455		City National Corp	168,259
12,980		Comerica, Inc	257,653
5,602		Commerce Bancshares, Inc	246,208
5,255		Cullen/Frost Bankers, Inc	266,323
41,267		Fifth Third Bancorp	340,865
503		First Citizens Bancshares, Inc (Class A)	76,858
16,649		First Horizon National Corp	175,983

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,793		Fulton Financial Corp	$142,309
29,251		Hudson City Bancorp, Inc	466,846
30,340		Huntington Bancshares, Inc	232,404
313,212		JPMorgan Chase & Co	9,875,575
42,415		Keycorp	361,376
5,438		M&T Bank Corp	312,196
21,449		Marshall & Ilsley Corp	292,564
169,850		National City Corp	307,429
28,950		New York Community Bancorp, Inc	346,242
1,874		Northern Trust Corp	97,710
30,084		People's United Financial, Inc	536,398
29,509		PNC Financial Services Group, Inc	1,445,941
22,837		Popular, Inc	117,839
58,545		Regions Financial Corp	466,018
38,317	*	Sovereign Bancorp, Inc	114,185
26,657		State Street Corp	1,048,420
29,634		SunTrust Banks, Inc	875,388
22,896		Synovus Financial Corp	190,037
10,060		TCF Financial Corp	137,420
8,329		TFS Financial Corp	107,444
147,143		US Bancorp	3,680,046
11,393		Valley National Bancorp	230,708
182,363		Wachovia Corp	1,010,291
7,291		Washington Federal, Inc	109,073
3,816		Webster Financial Corp	52,584
320,429		Wells Fargo & Co	9,446,248
5,231		Whitney Holding Corp	83,644
5,376		Wilmington Trust Corp	119,562
10,155		Zions Bancorporation	248,899
		TOTAL DEPOSITORY INSTITUTIONS	47,888,231

EATING AND DRINKING PLACES - 0.15%
9,122		McDonald's Corp	567,297
		TOTAL EATING AND DRINKING PLACES	567,297

EDUCATIONAL SERVICES - 0.04%
7,558	*	Career Education Corp	135,591
		TOTAL EDUCATIONAL SERVICES	135,591

ELECTRIC, GAS, AND SANITARY SERVICES - 7.29%
6,573		AGL Resources, Inc	206,064
9,435		Alliant Energy Corp	275,313
17,558		Ameren Corp	583,979
33,701		American Electric Power Co, Inc	1,121,569
5,060		American Water Works Co, Inc	105,653
11,991		Aqua America, Inc	246,895
7,703		Atmos Energy Corp	182,561
9,566		Centerpoint Energy, Inc	120,723
17,569		CMS Energy Corp	177,623
23,209		Consolidated Edison, Inc	903,526
1,047		Constellation Energy Group, Inc	26,269
49,093		Dominion Resources, Inc	1,759,493
8,935		DPL, Inc	204,075
14,052		DTE Energy Co	501,235

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
107,448		Duke Energy Corp	$1,612,794
39,449	*	Dynegy, Inc (Class A)	78,898
27,610		Edison International	886,833
45,629		El Paso Corp	357,275
4,913		Energen Corp	144,098
4,657		Entergy Corp	387,136
27,666		Exelon Corp	1,538,506
25,951		FirstEnergy Corp	1,260,700
34,751		FPL Group, Inc	1,749,018
9,791		Great Plains Energy, Inc	189,260
8,165		Hawaiian Electric Industries, Inc	180,773
6,446		Integrys Energy Group, Inc	277,049
15,085		MDU Resources Group, Inc	325,534
4,610	*	Mirant Corp	86,991
6,801		National Fuel Gas Co	213,075
21,812		NiSource, Inc	239,278
12,928		Northeast Utilities	311,048
12,206	*	NRG Energy, Inc	284,766
9,342		NSTAR	340,890
7,714		OGE Energy Corp	198,867
8,460		Oneok, Inc	246,355
16,927		Pepco Holdings, Inc	300,624
30,207		PG&E Corp	1,169,313
8,564		Pinnacle West Capital Corp	275,161
22,115		Progress Energy, Inc	881,283
10,743		Puget Energy, Inc	292,962
8,927		Questar Corp	291,824
28,535	*	Reliant Energy, Inc	164,932
15,475		Republic Services, Inc	383,625
10,111		SCANA Corp	359,952
21,252		Sempra Energy	905,973
13,693		Sierra Pacific Resources	135,424
64,885		Southern Co	2,400,745
8,996		Southern Union Co	117,308
17,023		TECO Energy, Inc	210,234
8,872		UGI Corp	216,654
7,005		Vectren Corp	175,195
29,810		Waste Management, Inc	987,903
10,337		Wisconsin Energy Corp	433,947
37,033		Xcel Energy, Inc	686,962
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,714,143

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.17%
9,967	*	ADC Telecommunications, Inc	54,519
46,240	*	Advanced Micro Devices, Inc	99,878
14,372	*	Atmel Corp	44,984
6,605	*	Avnet, Inc	120,277
3,139		AVX Corp	24,924
3,448		Cooper Industries Ltd (Class A)	100,785
4,973	*	Cree, Inc	78,922
7,456		Eaton Corp	370,638
3,381	*	EchoStar Corp (Class A)	50,275
11,843	*	Fairchild Semiconductor International, Inc	57,912
889,816		General Electric Co	14,415,019

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
987		Harman International Industries, Inc	$16,513
6,501	*	Integrated Device Technology, Inc	36,471
65,805		Intel Corp	964,701
5,287	*	International Rectifier Corp	71,375
6,826		Intersil Corp (Class A)	62,731
5,641	*	Jarden Corp	64,872
9,820	*	JDS Uniphase Corp	35,843
2,292		L-3 Communications Holdings, Inc	169,104
1,039		Lincoln Electric Holdings, Inc	52,916
14,283	*	LSI Logic Corp	46,991
55,633	*	Micron Technology, Inc	146,871
8,110		Molex, Inc	117,514
188,210		Motorola, Inc	833,770
5,872	*	Novellus Systems, Inc	72,460
11,946	*	QLogic Corp	160,554
3,326		Teleflex, Inc	166,633
31,870	*	Tellabs, Inc	131,304
4,607	*	Thomas & Betts Corp	110,660
40,609		Tyco Electronics Ltd	658,272
14,950	*	Vishay Intertechnology, Inc	51,129
6,262		Whirlpool Corp	258,934
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,647,751

ENGINEERING AND MANAGEMENT SERVICES - 0.28%
1,427	*	Aecom Technology Corp	43,852
2,951		KBR, Inc	44,855
16,291		Moody's Corp	327,286
2,454		Quest Diagnostics, Inc	127,387
14,086	*	SAIC, Inc	274,395
5,706	*	URS Corp	232,634
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,050,409

FABRICATED METAL PRODUCTS - 0.70%
1,587	*	Alliant Techsystems, Inc	136,101
4,520		Aptargroup, Inc	159,285
6,845		Ball Corp	284,684
9,167		Commercial Metals Co	108,812
4,797		Crane Co	82,700
37,324		Illinois Tool Works, Inc	1,308,206
8,086		Pentair, Inc	191,396
4,824		Snap-On, Inc	189,969
6,333		Stanley Works	215,955
		TOTAL FABRICATED METAL PRODUCTS	2,677,108

FOOD AND KINDRED PRODUCTS - 4.30%
54,790		Archer Daniels Midland Co	1,579,596
10,218		Bunge Ltd	528,986
8,997		Campbell Soup Co	270,000
57,869		Coca-Cola Co	2,619,729
27,068		Coca-Cola Enterprises, Inc	325,628
38,442		ConAgra Foods, Inc	634,293
15,129	*	Constellation Brands, Inc (Class A)	238,584
6,381		Corn Products International, Inc	184,092
16,354		Del Monte Foods Co	116,768

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
20,954	*	Dr Pepper Snapple Group, Inc	$340,503
26,060		General Mills, Inc	1,583,144
11,679		H.J. Heinz Co	439,130
6,560		Hershey Co	227,894
6,099		Hormel Foods Corp	189,557
8,367		J.M. Smucker Co	362,793
9,267		Kellogg Co	406,358
124,249		Kraft Foods, Inc (Class A)	3,336,085
5,962		McCormick & Co, Inc	189,949
9,668		Molson Coors Brewing Co (Class B)	472,959
11,835		Pepsi Bottling Group, Inc	266,406
4,994		PepsiAmericas, Inc	101,678
8,258		PepsiCo, Inc	452,291
14,221		Reynolds American, Inc	573,249
58,465		Sara Lee Corp	572,372
10,398	*	Smithfield Foods, Inc	146,300
21,027		Tyson Foods, Inc (Class A)	184,197
		TOTAL FOOD AND KINDRED PRODUCTS	16,342,541

FOOD STORES - 0.52%
31,322		Kroger Co	827,214
37,348		Safeway, Inc	887,762
18,042		Supervalu, Inc	263,413
		TOTAL FOOD STORES	1,978,389

FORESTRY - 0.19%
5,419		Rayonier, Inc	169,886
17,478		Weyerhaeuser Co	535,001
		TOTAL FORESTRY	704,887

FURNITURE AND FIXTURES - 0.37%
4,561		Hill-Rom Holdings, Inc	75,074
42,503		Johnson Controls, Inc	771,853
12,866		Leggett & Platt, Inc	195,435
29,420		Masco Corp	327,445
4,264		Steelcase, Inc (Class A)	23,964
		TOTAL FURNITURE AND FIXTURES	1,393,771

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
3,766	*	Bed Bath & Beyond, Inc	95,732
11,733		RadioShack Corp	140,091
7,038		Williams-Sonoma, Inc	55,319
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	291,142

GENERAL BUILDING CONTRACTORS - 0.29%
10,027		Centex Corp	106,687
26,189		DR Horton, Inc	185,156
5,813		KB Home	79,173
11,492		Lennar Corp (Class A)	99,636
2,804		MDC Holdings, Inc	84,961
360	*	NVR, Inc	164,250
13,192		Pulte Homes, Inc	144,189
11,549	*	Toll Brothers, Inc	247,495
		TOTAL GENERAL BUILDING CONTRACTORS	1,111,547

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.97%
4,897	*	BJ's Wholesale Club, Inc	$167,771
11,397		Family Dollar Stores, Inc	297,120
19,307		JC Penney Co, Inc	380,348
35,376		Macy's, Inc	366,142
12,243	*	Saks, Inc	53,624
4,770	*	Sears Holdings Corp	185,410
4,930		Target Corp	170,233
36,786		Wal-Mart Stores, Inc	2,062,223
		TOTAL GENERAL MERCHANDISE STORES	3,682,871

HEALTH SERVICES - 0.42%
11,950		AmerisourceBergen Corp	426,138
3,587		Brookdale Senior Living, Inc	20,015
6,459	*	Community Health Systems, Inc	94,172
10,031	*	Coventry Health Care, Inc	149,261
1,516	*	DaVita, Inc	75,148
6,128	*	Health Management Associates, Inc (Class A)	10,969
4,542	*	LifePoint Hospitals, Inc	103,739
900	*	Lincare Holdings, Inc	24,237
6,798		McKesson Corp	263,287
8,258		Omnicare, Inc	229,242
468	*	Pediatrix Medical Group, Inc	14,836
14,363	*	Tenet Healthcare Corp	16,517
4,256		Universal Health Services, Inc (Class B)	159,898
		TOTAL HEALTH SERVICES	1,587,459

HOLDING AND OTHER INVESTMENT OFFICES - 2.94%
2,705		Alexandria Real Estate Equities, Inc	163,220
17,700		Allied Capital Corp	47,613
8,258		AMB Property Corp	193,402
45,014		Annaly Mortgage Management, Inc	714,371
6,444		Apartment Investment & Management Co (Class A)	74,428
6,213		AvalonBay Communities, Inc	376,384
10,022		Boston Properties, Inc	551,210
8,500		Brandywine Realty Trust	65,535
3,971		BRE Properties, Inc (Class A)	111,109
1,342		Camden Property Trust	42,058
7,831		CBL & Associates Properties, Inc	50,902
11,261		Developers Diversified Realty Corp	54,954
2,141		Digital Realty Trust, Inc	70,332
9,700		Douglas Emmett, Inc	126,682
13,380		Duke Realty Corp	146,645
22,363		Equity Residential	666,865
1,673		Essex Property Trust, Inc	128,403
3,533		Federal Realty Investment Trust	219,329
12,919		General Growth Properties, Inc	16,666
18,897		HCP, Inc	524,770
7,360		Health Care REIT, Inc	310,592
8,089		Hospitality Properties Trust	120,283
45,119		Host Marriott Corp	341,551
20,445		HRPT Properties Trust	68,900
34,451		iShares Russell 1000 Value Index Fund	1,706,013

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,889		iStar Financial, Inc	$42,122
2,626		Kilroy Realty Corp	87,866
18,173		Kimco Realty Corp	332,202
8,282		Liberty Property Trust	189,078
5,544		Mack-Cali Realty Corp	135,828
7,080		Nationwide Health Properties, Inc	203,338
9,654		Plum Creek Timber Co, Inc	335,380
22,440		Prologis	311,692
10,574		Public Storage, Inc	840,632
5,735		Regency Centers Corp	267,825
5,343		SL Green Realty Corp	138,384
11,447		UDR, Inc	157,854
9,030		Ventas, Inc	303,137
24,386		Virgin Media, Inc	121,686
11,389		Vornado Realty Trust	687,325
5,727		Weingarten Realty Investors	118,492
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,165,058

HOTELS AND OTHER LODGING PLACES - 0.05%
6,659		Boyd Gaming Corp	31,497
1,671		Choice Hotels International, Inc	50,230
407	*	MGM Mirage	5,600
500		Orient-Express Hotels Ltd (Class A)	3,830
15,529		Wyndham Worldwide Corp	101,716
		TOTAL HOTELS AND OTHER LODGING PLACES	192,873

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.79%
2,343	*	AGCO Corp	55,271
5,265		Black & Decker Corp	220,130
25,908	*	Brocade Communications Systems, Inc	72,542
4,314		Carlisle Cos, Inc	89,300
740		Diebold, Inc	20,787
2,257		Dover Corp	74,300
53,385	*	EMC Corp	558,942
2,876		Flowserve Corp	148,114
4,222	*	Gardner Denver, Inc	98,541
635		IDEX Corp	15,335
21,336		Ingersoll-Rand Co Ltd (Class A)	370,180
3,675		ITT Industries, Inc	169,013
10,185		Jabil Circuit, Inc	68,749
4,887		Kennametal, Inc	108,443
634	*	Lam Research Corp	13,492
6,673	*	Lexmark International, Inc (Class A)	179,504
1,155	*	Oil States International, Inc	21,587
1,878		Pitney Bowes, Inc	47,851
15,547	*	SanDisk Corp	149,251
21,291		Seagate Technology, Inc	94,319
7,727	*	Teradata Corp	114,591
8,864	*	Terex Corp	153,524
6,478		Timken Co	127,163
900	*	Zebra Technologies Corp (Class A)	18,234
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,989,163

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 1.62%
1,400	*	Advanced Medical Optics, Inc	$9,254
1,183		Beckman Coulter, Inc	51,981
117,655	*	Boston Scientific Corp	910,650
3,101		Cooper Cos, Inc	50,856
42,552		Covidien Ltd	1,542,085
6,571		Danaher Corp	371,984
22,948		Eastman Kodak Co	150,998
11,023	*	Hologic, Inc	144,071
729		Kla-Tencor Corp	15,885
5,366		PerkinElmer, Inc	74,641
22,778		Raytheon Co	1,162,589
5,561	*	Teradyne, Inc	23,467
23,494	*	Thermo Electron Corp	800,441
75,393		Xerox Corp	600,882
6,338	*	Zimmer Holdings, Inc	256,182
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,165,966

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
23,456		AON Corp	1,071,470
7,671		Brown & Brown, Inc	160,324
7,798		Gallagher (Arthur J.) & Co	202,046
26,916		Hartford Financial Services Group, Inc	441,961
43,359		Marsh & McLennan Cos, Inc	1,052,323
710		White Mountains Insurance Group Ltd	189,648
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,117,772

INSURANCE CARRIERS - 5.93%
14,941		Aetna, Inc	425,819
450	*	Alleghany Corp	126,900
4,073		Allied World Assurance Holdings Ltd	165,364
46,192		Allstate Corp	1,513,250
6,377		American Financial Group, Inc	145,906
193,974		American International Group, Inc	304,539
1,344		American National Insurance Co	99,093
3,948	*	Arch Capital Group Ltd	276,755
9,669		Assurant, Inc	290,070
9,170		Axis Capital Holdings Ltd	267,030
30,775		Chubb Corp	1,569,525
20,185		Cigna Corp	340,117
12,055		Cincinnati Financial Corp	350,439
2,857		CNA Financial Corp	46,969
19,023	*	Conseco, Inc	98,539
4,587		Endurance Specialty Holdings Ltd	140,041
2,310		Erie Indemnity Co (Class A)	86,925
5,175		Everest Re Group Ltd	394,025
18,645		Fidelity National Title Group, Inc (Class A)	330,949
7,677		First American Corp	221,789
36,964		Genworth Financial, Inc (Class A)	104,608
4,317		Hanover Insurance Group, Inc	185,501
9,453		HCC Insurance Holdings, Inc	252,868
9,600	*	Health Net, Inc	104,544
6,038	*	Humana, Inc	225,097
15,355		Leucadia National Corp	304,029
22,320		Lincoln National Corp	420,509

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
25,963		Loews Corp	$733,455
897	*	Markel Corp	268,203
18,773	*	MBIA, Inc	76,406
2,189		Mercury General Corp	100,672
42,617		Metlife, Inc	1,485,629
11,530		MGIC Investment Corp	40,124
3,763		Nationwide Financial Services, Inc (Class A)	196,466
19,277		Old Republic International Corp	229,782
1,774		OneBeacon Insurance Group Ltd (Class A)	18,521
4,531		PartnerRe Ltd	322,924
21,963		Principal Financial Group	495,705
57,354		Progressive Corp	849,413
5,767		Protective Life Corp	82,756
30,521		Prudential Financial, Inc	923,565
5,658		Reinsurance Group of America, Inc (Class A)	242,276
5,251		RenaissanceRe Holdings Ltd	270,742
3,882		Stancorp Financial Group, Inc	162,151
7,307		Torchmark Corp	326,623
1,799		Transatlantic Holdings, Inc	72,068
51,153		Travelers Cos, Inc	2,312,115
65,843		UnitedHealth Group, Inc	1,751,424
3,266		Unitrin, Inc	52,060
29,092		UnumProvident Corp	541,111
11,822		W.R. Berkley Corp	366,482
40,118	*	WellPoint, Inc	1,690,171
126		Wesco Financial Corp	36,275
28,977		XL Capital Ltd (Class A)	107,215
		TOTAL INSURANCE CARRIERS	22,545,534

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
869	*	Corrections Corp of America	14,217
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	14,217

METAL MINING - 0.21%
32,213		Freeport-McMoRan Copper & Gold, Inc (Class B)	787,286
		TOTAL METAL MINING	787,286

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.31%
1,692		Armstrong World Industries, Inc	36,581
6,291		Hasbro, Inc	183,508
1,935	*	Intrepid Potash, Inc	40,190
30,671		Mattel, Inc	490,736
18,998		Tyco International Ltd	410,357
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,161,372

MISCELLANEOUS RETAIL - 0.57%
2,513		Barnes & Noble, Inc	37,695
55,334		CVS Corp	1,590,299
2,270	*	HSN, Inc	16,503
28,384	*	Office Depot, Inc	84,584
7,522		OfficeMax, Inc	57,468
36,049	*	Rite Aid Corp	11,175
7,250		Signet Jewelers Ltd	62,858
8,462		Staples, Inc	151,639

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,094		Walgreen Co	$150,339
		TOTAL MISCELLANEOUS RETAIL	2,162,560

MOTION PICTURES - 1.10%
1,535	*	Ascent Media Corp (Series A)	33,524
10,355	*	Discovery Communications, Inc (Class A)	146,627
13,155	*	Discovery Communications, Inc (Class C)	176,145
116,566		News Corp (Class A)	1,059,585
5,510		Regal Entertainment Group (Class A)	56,257
268,438		Time Warner, Inc	2,700,487
		TOTAL MOTION PICTURES	4,172,625

NONDEPOSITORY INSTITUTIONS - 0.61%
21,598		American Capital Ltd	69,978
13,286		American Express Co	246,455
10,131	*	AmeriCredit Corp	77,401
31,760		Capital One Financial Corp	1,012,827
18,241		CapitalSource, Inc	84,273
24,343		CIT Group, Inc	110,517
39,961		Discover Financial Services	380,828
8,695		Federal Home Loan Mortgage Corp	6,347
79,114		Federal National Mortgage Association	60,127
6,705		Lender Processing Services, Inc	197,462
5,170	*	SLM Corp	46,013
382		Student Loan Corp	15,662
378	*	Tree.com, Inc	983
		TOTAL NONDEPOSITORY INSTITUTIONS	2,308,873

NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
9,242		Vulcan Materials Co	643,058
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	643,058

OIL AND GAS EXTRACTION - 3.07%
39,735		Anadarko Petroleum Corp	1,531,784
28,354		Apache Corp	2,113,224
25,177		BJ Services Co	293,816
4,892		Cabot Oil & Gas Corp	127,192
29,769		Chesapeake Energy Corp	481,365
6,719		Cimarex Energy Co	179,935
37,701		Devon Energy Corp	2,477,332
3,253	*	Encore Acquisition Co	83,017
708		ENSCO International, Inc	20,100
5,250		EOG Resources, Inc	349,545
5,229	*	Exterran Holdings, Inc	111,378
8,319	*	Forest Oil Corp	137,180
2,871	*	Global Industries Ltd	10,020
6,664	*	Helix Energy Solutions Group, Inc	48,247
8,811		Helmerich & Payne, Inc	200,450
7,473	*	Hercules Offshore, Inc	35,497
10,607	*	Key Energy Services, Inc	46,777
1,639	*	Mariner Energy, Inc	16,718
19,982	*	Nabors Industries Ltd	239,185
11,387	*	Newfield Exploration Co	224,893
13,734		Noble Energy, Inc	675,987

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,722		Patterson-UTI Energy, Inc	$65,860
1,560	*	PetroHawk Energy Corp	24,383
9,949		Pioneer Natural Resources Co	160,975
651	*	Plains Exploration & Production Co	15,129
4,074	*	Pride International, Inc	65,103
6,051		Rowan Cos, Inc	96,211
1,653	*	SEACOR Holdings, Inc	110,172
3,219		St. Mary Land & Exploration Co	65,378
4,219		Tidewater, Inc	169,899
770	*	Unit Corp	20,574
41,810		XTO Energy, Inc	1,474,639
		TOTAL OIL AND GAS EXTRACTION	11,671,965

PAPER AND ALLIED PRODUCTS - 0.60%
8,366		Bemis Co	198,107
38,948	*	Domtar Corporation	65,043
36,205		International Paper Co	427,219
20,891		Kimberly-Clark Corp	1,101,791
14,817		MeadWestvaco Corp	165,802
6,306		Packaging Corp of America	84,879
21,555	*	Smurfit-Stone Container Corp	5,497
8,128		Sonoco Products Co	188,244
10,672		Temple-Inland, Inc	51,226
		TOTAL PAPER AND ALLIED PRODUCTS	2,287,808

PERSONAL SERVICES - 0.10%
11,287		Cintas Corp	262,197
20,798		Service Corp International	103,366
908		Weight Watchers International, Inc	26,713
		TOTAL PERSONAL SERVICES	392,276

PETROLEUM AND COAL PRODUCTS - 13.61%
5,140		Ashland, Inc	54,021
174,918		Chevron Corp	12,938,685
130,425		ConocoPhillips	6,756,016
364,093		Exxon Mobil Corp	29,065,545
59,854		Marathon Oil Corp	1,637,605
4,272		Sunoco, Inc	185,661
8,744		Tesoro Corp	115,158
44,886		Valero Energy Corp	971,333
		TOTAL PETROLEUM AND COAL PRODUCTS	51,724,024

PIPELINES, EXCEPT NATURAL GAS - 0.22%
53,652		Spectra Energy Corp	844,482
		TOTAL PIPELINES, EXCEPT NATURAL GAS	844,482

PRIMARY METAL INDUSTRIES - 0.41%
14,764		Alcoa, Inc	166,243
4,081		Carpenter Technology Corp	83,824
1,520	*	Century Aluminum Co	15,200
2,718		Hubbell, Inc (Class B)	88,824
20,973		Nucor Corp	968,952
1,598		Schnitzer Steel Industries, Inc (Class A)	60,165
9,693		Steel Dynamics, Inc	108,368

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,532		Titanium Metals Corp	$57,547
437		United States Steel Corp	16,256
		TOTAL PRIMARY METAL INDUSTRIES	1,565,379

PRINTING AND PUBLISHING - 0.31%
1,423		Dun & Bradstreet Corp	109,856
2,145		EW Scripps Co (Class A)	4,740
17,285		Gannett Co, Inc	138,280
13,931		McGraw-Hill Cos, Inc	323,060
2,715		Meredith Corp	46,481
11,531		New York Times Co (Class A)	84,522
16,854		R.R. Donnelley & Sons Co	228,877
603		Washington Post Co (Class B)	235,321
		TOTAL PRINTING AND PUBLISHING	1,171,137

RAILROAD TRANSPORTATION - 0.28%
1,089	*	Kansas City Southern Industries, Inc	20,745
22,628		Norfolk Southern Corp	1,064,648
		TOTAL RAILROAD TRANSPORTATION	1,085,393

REAL ESTATE - 0.05%
14,849	*	CB Richard Ellis Group, Inc (Class A)	64,148
3,375		Jones Lang LaSalle, Inc	93,487
1,012	*	St. Joe Co	24,612
		TOTAL REAL ESTATE	182,247

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
8,027	*	Goodyear Tire & Rubber Co	47,921
22,697		Newell Rubbermaid, Inc	221,977
13,889		Sealed Air Corp	207,502
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	477,400

SECURITY AND COMMODITY BROKERS - 2.19%
18,284		Ameriprise Financial, Inc	427,114
438		BlackRock, Inc	58,758
1,666		CME Group, Inc	346,711
29,817	*	E*Trade Financial Corp	34,290
5,977		Franklin Resources, Inc	381,213
33,319		Goldman Sachs Group, Inc	2,811,791
28,082		Invesco Ltd	405,504
400	*	Investment Technology Group, Inc	9,088
834		Janus Capital Group, Inc	6,697
10,437		Jefferies Group, Inc	146,744
11,883		Legg Mason, Inc	260,357
129,580		Merrill Lynch & Co, Inc	1,508,311
9,100	*	MF Global Ltd	18,564
87,930		Morgan Stanley	1,410,397
5,040	*	Nasdaq Stock Market, Inc	124,538
8,553		NYSE Euronext	234,181
8,358		Raymond James Financial, Inc	143,173
		TOTAL SECURITY AND COMMODITY BROKERS	8,327,431

SPECIAL TRADE CONTRACTORS - 0.02%
4,226	*	Quanta Services, Inc	83,675

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
		TOTAL SPECIAL TRADE CONTRACTORS	$83,675

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
1,100		Eagle Materials, Inc	20,251
6,368	*	Owens Corning, Inc	110,166
10,511	*	Owens-Illinois, Inc	287,266
2,083	*	USG Corp	16,747
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	434,430

TEXTILE MILL PRODUCTS - 0.05%
4,652	*	Mohawk Industries, Inc	199,896
		TOTAL TEXTILE MILL PRODUCTS	199,896

TOBACCO PRODUCTS - 0.66%
44,999		Altria Group, Inc	677,685
13,007		Fortune Brands, Inc	536,929
7,314		Lorillard, Inc	412,144
12,581		UST, Inc	872,870
		TOTAL TOBACCO PRODUCTS	2,499,628

TRANSPORTATION BY AIR - 0.78%
12,580	*	AMR Corp	134,229
10,022	*	Continental Airlines, Inc (Class B)	180,997
545		Copa Holdings S.A. (Class A)	16,524
37,381	*	Delta Air Lines, Inc	428,386
26,216		FedEx Corp	1,681,757
61,302		Southwest Airlines Co	528,423
		TOTAL TRANSPORTATION BY AIR	2,970,316

TRANSPORTATION EQUIPMENT - 1.75%
5,714		Autoliv, Inc	122,622
1,100	*	BE Aerospace, Inc	8,459
1,123	*	Federal Mogul Corp (Class A)	4,750
193,086	*	Ford Motor Co	442,167
33,580		General Dynamics Corp	1,933,873
47,011		General Motors Corp	150,435
13,566		Genuine Parts Co	513,609
1,822		Harley-Davidson, Inc	30,919
21,503		Northrop Grumman Corp	968,495
3,659		Oshkosh Truck Corp	32,529
11,328	*	Pactiv Corp	281,841
8,826	*	Spirit Aerosystems Holdings, Inc (Class A)	89,760
2,517		Thor Industries, Inc	33,174
6,380		Trinity Industries, Inc	100,549
4,547	*	TRW Automotive Holdings Corp	16,369
35,574		United Technologies Corp	1,906,766
		TOTAL TRANSPORTATION EQUIPMENT	6,636,317

TRANSPORTATION SERVICES - 0.04%
3,413		GATX Corp	105,701
2,270	*	Interval Leisure Group, Inc	12,235
1,400		UTI Worldwide, Inc	20,076
		TOTAL TRANSPORTATION SERVICES	138,012

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.02%
3,128		Con-way, Inc	$83,205
		TOTAL TRUCKING AND WAREHOUSING	83,205

WATER TRANSPORTATION - 0.29%
3,499		Alexander & Baldwin, Inc	87,685
29,550		Carnival Corp	718,656
1,749		Overseas Shipholding Group, Inc	73,650
11,853		Royal Caribbean Cruises Ltd	162,979
3,255		Teekay Corp	63,961
		TOTAL WATER TRANSPORTATION	1,106,931

WHOLESALE TRADE-DURABLE GOODS - 0.16%
9,519	*	Arrow Electronics, Inc	179,338
1,187		BorgWarner, Inc	25,841
13,913	*	Ingram Micro, Inc (Class A)	186,294
209		Martin Marietta Materials, Inc	20,290
5,553		Reliance Steel & Aluminum Co	110,727
3,426	*	Tech Data Corp	61,120
813	*	WESCO International, Inc	15,634
		TOTAL WHOLESALE TRADE-DURABLE GOODS	599,244

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
2,376		Brown-Forman Corp (Class B)	122,340
7,609		Cardinal Health, Inc	262,282
2,378	*	Dean Foods Co	42,733
1,465	*	Endo Pharmaceuticals Holdings, Inc	37,914
748	*	Henry Schein, Inc	27,444
1,100		Valhi, Inc	11,770
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	504,483

		TOTAL COMMON STOCKS	378,451,166
		(Cost $555,543,674 )

		TOTAL INVESTMENTS - 99.58%	378,451,166
		(Cost $555,543,674 )

		OTHER ASSETS AND LIABILITIES, NET - 0.42%	1,592,629

		NET ASSETS - 100.00%	$ 380,043,795

		The following abbreviations are used in portfolio description:
		MBIA - Municipal Bond Investors Assurance
		REIT - Real Estate Investment Trust

	*	Non-income producing
	**	Percentage represents less than 0.01%

		At December 31, 2008, the net unrealized on investment was $177,092,508, consisting of
		gross unrealized appreciation of $9,617,623 and gross unrealized depreciation of
		$186,710,131.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.52%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
3,805	*	Chiquita Brands International, Inc	$56,238
		TOTAL AGRICULTURAL PRODUCTION-CROPS	56,238

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954		Cal-Maine Foods, Inc	27,380
25		Seaboard Corp	29,850
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	57,230

AGRICULTURAL SERVICES - 0.00%**
864	*	Cadiz, Inc	10,809
812		Calavo Growers, Inc	9,338
		TOTAL AGRICULTURAL SERVICES	20,147

AMUSEMENT AND RECREATION SERVICES - 0.52%
4,987	*	Bally Technologies, Inc	119,838
689		Churchill Downs, Inc	27,849
736		Dover Downs Gaming & Entertainment, Inc	2,340
3,080		International Speedway Corp (Class A)	88,488
2,855	*	Life Time Fitness, Inc	36,972
6,113	*	Live Nation, Inc	35,089
7,547	*	Penn National Gaming, Inc	161,355
5,760	*	Pinnacle Entertainment, Inc	44,237
5,973	*	Six Flags, Inc	1,852
1,544		Speedway Motorsports, Inc	24,874
2,919	*	Ticketmaster	18,740
1,184	*	Town Sports International Holdings, Inc	3,777
172,209		Walt Disney Co	3,907,423
3,298		Warner Music Group Corp	9,960
3,592	*	WMS Industries, Inc	96,625
3,805		World Wrestling Entertainment, Inc (Class A)	42,159
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,621,578

APPAREL AND ACCESSORY STORES - 0.46%
7,950		Abercrombie & Fitch Co (Class A)	183,407
5,488	*	Aeropostale, Inc	88,357
2,689	*	American Apparel, Inc	5,351
14,212		American Eagle Outfitters, Inc	133,024
5,041	*	AnnTaylor Stores Corp	29,087
3,149		Bebe Stores, Inc	23,523
4,361		Brown Shoe Co, Inc	36,938
1,912		Buckle, Inc	41,720
793	*	Cache, Inc	1,602
5,621	*	Carter's, Inc	108,260
2,133	*	Casual Male Retail Group, Inc	1,109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,314		Cato Corp (Class A)	$34,941
2,203	*	Charlotte Russe Holding, Inc	14,297
7,798	*	Charming Shoppes, Inc	19,027
14,947	*	Chico's FAS, Inc	62,478
1,990	*	Children's Place Retail Stores, Inc	43,143
2,902		Christopher & Banks Corp	16,251
1,134	*	Citi Trends, Inc	16,692
8,034	*	Collective Brands, Inc	94,158
4,020	*	Dress Barn, Inc	43,175
1,121	*	DSW, Inc (Class A)	13,968
3,249		Finish Line, Inc (Class A)	18,194
13,032		Foot Locker, Inc	95,655
43,153		Gap, Inc	577,819
7,801	*	Hanesbrands, Inc	99,463
6,459	*	HOT Topic, Inc	59,875
3,580	*	J Crew Group, Inc	43,676
3,218	*	JOS A Bank Clothiers, Inc	84,151
27,714	*	Kohl's Corp	1,003,248
26,042		Limited Brands, Inc	261,462
3,344	*	New York & Co, Inc	7,758
16,827		Nordstrom, Inc	223,967
5,259	*	Pacific Sunwear Of California, Inc	8,362
12,214		Ross Stores, Inc	363,122
407	*	Shoe Carnival, Inc	3,887
3,326		Stage Stores, Inc	27,440
1,778		Talbots, Inc	4,249
2,198	*	Tween Brands, Inc	9,495
2,684	*	Under Armour, Inc (Class A)	63,987
9,470	*	Urban Outfitters, Inc	141,861
11,688	*	Wet Seal, Inc (Class A)	34,713
		TOTAL APPAREL AND ACCESSORY STORES	4,142,892

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
1,043		Columbia Sportswear Co	36,891
963	*	G-III Apparel Group Ltd	6,154
4,801		Guess ?, Inc	73,695
2,494	*	Gymboree Corp	65,068
7,074		Jones Apparel Group, Inc	41,454
7,812		Liz Claiborne, Inc	20,311
4,488	*	Lululemon Athletica, Inc	35,590
3,070	*	Maidenform Brands, Inc	31,161
4,194		Phillips-Van Heusen Corp	84,425
5,157		Polo Ralph Lauren Corp (Class A)	234,179
10,285	*	Quiksilver, Inc	18,924
4,265	*	True Religion Apparel, Inc	53,057
7,708		VF Corp	422,168
3,618	*	Warnaco Group, Inc	71,021
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,194,098

AUTO REPAIR, SERVICES AND PARKING - 0.05%
741	*	Amerco, Inc	25,587
2,651	*	Dollar Thrifty Automotive Group, Inc	2,890
29,914	*	Hertz Global Holdings, Inc	151,664
1,441	*	Midas, Inc	15,116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,071		Monro Muffler, Inc	$52,811
4,712		Ryder System, Inc	182,731
432	*	Standard Parking Corp	8,355
3,275	*	Wright Express Corp	41,265
		TOTAL AUTO REPAIR, SERVICES AND PARKING	480,419

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
8,609		Advance Auto Parts	289,693
793	*	America's Car-Mart, Inc	10,951
1,878		Asbury Automotive Group, Inc	8,582
13,528	*	Autonation, Inc	133,657
3,365	*	Autozone, Inc	469,317
20,569	*	Carmax, Inc	162,084
5,573	*	Copart, Inc	151,530
3,323	*	MarineMax, Inc	11,265
12,418	*	O'Reilly Automotive, Inc	381,729
3,336		Penske Auto Group, Inc	25,620
3,408	*	Rush Enterprises, Inc (Class A)	29,207
2,558		Sonic Automotive, Inc (Class A)	10,181
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,683,816

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
1,177	*	Builders FirstSource, Inc	1,801
11,486		Fastenal Co	400,287
152,123		Home Depot, Inc	3,501,871
131,540		Lowe's Cos, Inc	2,830,741
1,580	*	Lumber Liquidators, Inc	16,685
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,751,385

BUSINESS SERVICES - 6.55%
32,406	*	3Com Corp	73,886
733	*	3D Systems Corp	5,820
3,785		Aaron Rents, Inc	100,757
3,560		ABM Industries, Inc	67,818
2,535	*	ACI Worldwide, Inc	40,307
53,380	*	Activision Blizzard, Inc	461,203
3,842	*	Actuate Corp	11,372
5,011		Acxiom Corp	40,639
2,262		Administaff, Inc	49,040
48,239	*	Adobe Systems, Inc	1,027,008
1,354	*	Advent Software, Inc	27,039
8,019	*	Affiliated Computer Services, Inc (Class A)	368,473
4,957		Aircastle Ltd	23,694
15,886	*	Akamai Technologies, Inc	239,720
6,083	*	Alliance Data Systems Corp	283,042
17,944	*	Amdocs Ltd	328,196
3,052	*	American Reprographics Co	21,059
1,790		American Software, Inc (Class A)	8,413
3,535	*	AMN Healthcare Services, Inc	29,906
7,947	*	Ansys, Inc	221,642
2,421		Arbitron, Inc	32,151
7,125	*	Ariba, Inc	51,371
13,431	*	Art Technology Group, Inc	25,922
1,465	*	Asset Acceptance Capital Corp	7,486

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,686	*	athenahealth, Inc	$63,427
19,885	*	Autodesk, Inc	390,740
46,713		Automatic Data Processing, Inc	1,837,689
9,053	*	Avis Budget Group, Inc	6,337
4,038	*	Avocent Corp	72,321
1,039	*	Bankrate, Inc	39,482
1,940		BGC Partners, Inc (Class A)	5,354
3,724		Blackbaud, Inc	50,274
2,820	*	Blackboard, Inc	73,969
2,690	*	Blue Coat Systems, Inc	22,596
17,306	*	BMC Software, Inc	465,704
761	*	Bottomline Technologies, Inc	5,403
5,390	*	BPZ Energy, Inc	34,496
4,265		Brady Corp (Class A)	102,147
3,327		Brink's Co	89,430
3,327	*	Brink's Home Security Holdings, Inc	72,928
34,067		CA, Inc	631,262
2,883	*	CACI International, Inc (Class A)	129,994
21,979	*	Cadence Design Systems, Inc	80,443
2,394	*	Callidus Software, Inc	7,158
1,660	*	Capella Education Co	97,542
2,460	*	Cavium Networks, Inc	25,855
4,380	*	CBIZ, Inc	37,887
6,332	*	Cerner Corp	243,465
2,094	*	Chordiant Software, Inc	5,570
3,178	*	Ciber, Inc	15,286
16,434	*	Citrix Systems, Inc	387,349
3,570	*	Clear Channel Outdoor Holdings, Inc (Class A)	21,956
847	*	Clinical Data, Inc	7,538
4,484	*	Cogent Communications Group, Inc	29,281
3,986	*	Cogent, Inc	54,090
3,905		Cognex Corp	57,794
25,672	*	Cognizant Technology Solutions Corp (Class A)	463,636
3,503	*	Commvault Systems, Inc	46,975
1,988		Compass Diversified Trust	22,365
1,189	*	Compellent Technologies, Inc	11,569
1,662		Computer Programs & Systems, Inc	44,542
13,257	*	Computer Sciences Corp	465,851
22,024	*	Compuware Corp	148,662
847	*	COMSYS IT Partners, Inc	1,897
3,892	*	Concur Technologies, Inc	127,735
1,682	*	Constant Contact, Inc	22,287
10,212	*	Convergys Corp	65,459
1,788	*	CoStar Group, Inc	58,897
3,313	*	CSG Systems International, Inc	57,878
5,817	*	Cybersource Corp	69,746
2,709	*	Data Domain, Inc	50,929
3,491	*	DealerTrack Holdings, Inc	41,508
1,730	*	Deltek, Inc	8,027
4,616		Deluxe Corp	69,055
2,100	*	Dice Holdings, Inc	8,568
4,294	*	Digital River, Inc	106,491
2,470	*	DivX, Inc	12,918
476	*	DMRC Corp	4,770

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,220	*	Double-Take Software, Inc	$10,943
3,710	*	DST Systems, Inc	140,906
2,712	*	DynCorp International, Inc (Class A)	41,141
9,238	*	Earthlink, Inc	62,449
100,704	*	eBay, Inc	1,405,827
510	*	Ebix, Inc	12,189
3,244	*	Echelon Corp	26,439
6,068	*	Eclipsys Corp	86,105
1,211		Electro Rent Corp	13,515
29,060	*	Electronic Arts, Inc	466,122
5,230	*	Electronics for Imaging, Inc	49,999
5,133	*	Entrust, Inc	8,110
4,217	*	Epicor Software Corp	20,242
4,323	*	EPIQ Systems, Inc	72,237
11,652		Equifax, Inc	309,010
7,422	*	Evergreen Energy, Inc	2,152
1,660	*	ExlService Holdings, Inc	14,226
16,967	*	Expedia, Inc	139,808
6,964	*	F5 Networks, Inc	159,197
4,026		Factset Research Systems, Inc	178,110
4,520		Fair Isaac Corp	76,207
1,951	*	FalconStor Software, Inc	5,424
17,821		Fidelity National Information Services, Inc	289,948
817	*	First Advantage Corp (Class A)	11,561
14,583	*	Fiserv, Inc	530,383
1,148	*	Forrester Research, Inc	32,385
5,026	*	Gartner, Inc	89,614
1,509	*	Gerber Scientific, Inc	7,711
1,781		Gevity HR, Inc	2,689
3,223	*	Global Cash Access, Inc	7,155
1,159	*	Global Sources Ltd	6,317
21,469	*	Google, Inc (Class A)	6,604,937
1,315	*	H&E Equipment Services, Inc	10,139
3,427	*	Hackett Group, Inc	10,007
3,917		Healthcare Services Group	62,398
2,009		Heartland Payment Systems, Inc	35,158
1,765		Heidrick & Struggles International, Inc	38,018
12,811	*	HLTH Corp	134,003
2,880	*	HMS Holdings Corp	90,778
2,798	*	Hudson Highland Group, Inc	9,373
3,858	*	Hypercom Corp	4,167
989	*	i2 Technologies, Inc	6,320
289	*	ICT Group, Inc	1,324
1,316	*	iGate Corp	8,567
4,237	*	IHS, Inc (Class A)	158,549
16,596		IMS Health, Inc	251,596
2,444		infoGROUP, Inc	11,585
7,187	*	Informatica Corp	98,678
2,104		Infospace, Inc	15,885
2,615	*	Innerworkings, Inc	17,128
1,718	*	Integral Systems, Inc	20,702
3,578		Interactive Data Corp	88,233
955	*	Interactive Intelligence, Inc	6,122
5,824	*	Internap Network Services Corp	14,560

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,767	*	Internet Brands, Inc (Class A)	$10,284
2,383	*	Internet Capital Group, Inc	12,987
38,241	*	Interpublic Group of Cos, Inc	151,434
5,667	*	Interwoven, Inc	71,404
29,104	*	Intuit, Inc	692,384
2,569	*	inVentiv Health, Inc	29,646
16,234	*	Iron Mountain, Inc	401,466
6,226		Jack Henry & Associates, Inc	120,847
2,086	*	JDA Software Group, Inc	27,389
47,510	*	Juniper Networks, Inc	831,900
1,857		Kelly Services, Inc (Class A)	24,160
1,834	*	Kenexa Corp	14,635
1,118	*	Keynote Systems, Inc	8,620
2,364	*	Kforce, Inc	18,156
1,958	*	Knot, Inc	16,291
6,347	*	Korn/Ferry International	72,483
6,111	*	Lamar Advertising Co (Class A)	76,754
10,291	*	Lawson Software, Inc	48,779
5,486	*	Limelight Networks, Inc	13,441
1,100	*	Liquidity Services, Inc	9,163
2,806	*	Magma Design Automation, Inc	2,862
2,138	*	Manhattan Associates, Inc	33,802
6,649		Manpower, Inc	226,000
1,715	*	Mantech International Corp (Class A)	92,936
3,869		Marchex, Inc (Class B)	22,556
6,548		Mastercard, Inc (Class A)	935,905
13,369	*	McAfee, Inc	462,166
6,972	*	Mentor Graphics Corp	36,045
731,273		Microsoft Corp	14,215,946
736	*	MicroStrategy, Inc (Class A)	27,328
3,645	*	Midway Games, Inc	693
4,277	*	MODUSLINK GLOBAL SOLUTIONS,Inc	12,361
1,184	*	Monotype Imaging Holdings, Inc	6,867
9,796	*	Monster Worldwide, Inc	118,434
17,615	*	Move, Inc	28,184
8,526	*	MPS Group, Inc	64,201
3,168	*	MSC.Software Corp	21,162
534	*	NCI, Inc (Class A)	16,089
14,013	*	NCR Corp	198,144
2,508	*	Ness Technologies, Inc	10,734
3,597	*	NetFlix, Inc	107,514
2,450	*	Netscout Systems, Inc	21,119
578	*	NetSuite, Inc	4,878
2,904		NIC, Inc	13,358
29,031	*	Novell, Inc	112,931
17,551	*	Nuance Communications, Inc	181,828
28,994		Omnicom Group, Inc	780,518
5,079	*	Omniture, Inc	54,041
1,748	*	On Assignment, Inc	9,911
1,355	*	Online Resources Corp	6,423
6,788	*	OpenTV Corp (Class A)	8,349
1,500	*	Opnet Technologies, Inc	14,790
353,197	*	Oracle Corp	6,262,182
10,034	*	Parametric Technology Corp	126,930

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,702		PC-Tel, Inc	$11,182
1,463		Pegasystems, Inc	18,083
2,126	*	Perficient, Inc	10,162
7,252	*	Perot Systems Corp (Class A)	99,135
4,418	*	Phase Forward, Inc	55,313
2,203	*	Phoenix Technologies Ltd	7,711
1,446	*	Portfolio Recovery Associates, Inc	48,933
5,806	*	Premiere Global Services, Inc	49,990
4,601	*	Progress Software Corp	88,615
1,059	*	PROS Holdings, Inc	6,089
1,388		QAD, Inc	5,816
1,771		Quality Systems, Inc	77,251
5,845	*	Quest Software, Inc	73,589
1,378	*	Radiant Systems, Inc	4,644
1,137	*	Radisys Corp	6,288
4,430	*	Raser Technologies, Inc	16,790
8,011	*	RealNetworks, Inc	28,279
17,707	*	Red Hat, Inc	234,087
612		Renaissance Learning, Inc	5,502
5,338	*	Rent-A-Center, Inc	94,216
2,295	*	RightNow Technologies, Inc	17,740
1,600	*	Riskmetrics Group Inc	23,824
11,891		Robert Half International, Inc	247,571
3,377		Rollins, Inc	61,056
3,888	*	RSC Holdings, Inc	33,126
5,134	*	S1 Corp	40,507
9,702	*	Salesforce.com, Inc	310,561
7,164	*	Sapient Corp	31,808
2,460	*	Smith Micro Software, Inc	13,678
2,397	*	Sohu.com, Inc	113,474
4,133	*	SonicWALL, Inc	16,449
19,829	*	Sonus Networks, Inc	31,330
8,398		Sotheby's (Class A)	74,658
1,689	*	Sourcefire, Inc	9,458
4,940	*	Spherion Corp	10,917
2,317	*	SPSS, Inc	62,466
3,686	*	SRA International, Inc (Class A)	63,584
1,182	*	Stratasys, Inc	12,707
1,835	*	SuccessFactors, Inc	10,533
72,749	*	Sun Microsystems, Inc	277,901
3,687	*	SupportSoft, Inc	8,222
6,717	*	Sybase, Inc	166,380
2,708	*	SYKES Enterprises, Inc	51,777
74,702	*	Symantec Corp	1,009,971
2,336	*	Synchronoss Technologies, Inc	24,902
1,827	*	SYNNEX Corp	20,700
13,568	*	Synopsys, Inc	251,279
932		Syntel, Inc	21,548
6,176		Take-Two Interactive Software, Inc	46,691
1,294		TAL International Group, Inc	18,245
1,871	*	Taleo Corp (Class A)	14,650
1,091	*	TechTarget, Inc	4,713
3,895	*	TeleTech Holdings, Inc	32,523
807		Textainer Group Holdings Ltd	8,554

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,213		TheStreet.com, Inc	$3,518
5,002	*	THQ, Inc	20,958
16,150	*	TIBCO Software, Inc	83,819
2,493	*	TNS, Inc	23,409
14,653		Total System Services, Inc	205,142
2,582	*	TradeStation Group, Inc	16,654
7,096	*	TrueBlue, Inc	67,909
2,353	*	Ultimate Software Group, Inc	34,354
26,675	*	Unisys Corp	22,674
6,269		United Online, Inc	38,053
10,457	*	United Rentals, Inc	95,368
8,046	*	Valueclick, Inc	55,035
2,516	*	Vasco Data Security International	25,990
17,814	*	VeriSign, Inc	339,891
2,855		Viad Corp	70,633
1,973	*	Vignette Corp	18,566
40,321		Visa, Inc (Class A)	2,114,837
3,388	*	VMware, Inc (Class A)	80,262
1,323	*	Vocus, Inc	24,092
667	*	Volt Information Sciences, Inc	4,822
653	*	WebMD Health Corp (Class A)	15,404
4,018	*	Websense, Inc	60,149
2,225	*	Website Pros, Inc	8,144
5,919	*	Wind River Systems, Inc	53,449
124,053	*	Yahoo!, Inc	1,513,446
		TOTAL BUSINESS SERVICES	58,568,010

CHEMICALS AND ALLIED PRODUCTS - 13.22%
139,668		Abbott Laboratories	7,454,081
474	*	Abraxis Bioscience, Inc	31,246
1,835	*	Acadia Pharmaceuticals, Inc	1,652
3,194	*	Acorda Therapeutics, Inc	65,509
3,770	*	Adolor Corp	6,258
19,197		Air Products & Chemicals, Inc	965,034
1,838	*	Albany Molecular Research, Inc	17,902
7,394		Albemarle Corp	164,886
8,842		Alberto-Culver Co	216,717
6,822	*	Alexion Pharmaceuticals, Inc	246,888
1,440	*	Alexza Pharmaceuticals, Inc	4,565
7,300	*	Alkermes, Inc	77,745
5,729	*	Allos Therapeutics, Inc	35,061
3,382	*	Alnylam Pharmaceuticals, Inc	83,637
1,383	*	AMAG Pharmaceuticals, Inc	49,581
4,965	*	American Oriental Bioengineering, Inc	33,712
2,954		American Vanguard Corp	34,562
99,132	*	Amgen, Inc	5,724,873
2,248		Arch Chemicals, Inc	58,605
909	*	Ardea Biosciences, Inc	10,881
8,260	*	Arena Pharmaceuticals, Inc	34,444
2,419	*	Arqule, Inc	10,208
3,457	*	Array Biopharma, Inc	14,001
3,357	*	Auxilium Pharmaceuticals, Inc	95,473
6,290	*	Aventine Renewable Energy Holdings, Inc	4,089
9,648		Avery Dennison Corp	315,779

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
38,382		Avon Products, Inc	$922,319
1,641		Balchem Corp	40,877
899	*	Biodel, Inc	4,333
26,121	*	Biogen Idec, Inc	1,244,143
8,036	*	BioMarin Pharmaceuticals, Inc	143,041
780	*	BioMimetic Therapeutics, Inc	7,192
180,148		Bristol-Myers Squibb Co	4,188,441
5,474		Cabot Corp	83,752
1,206	*	Cadence Pharmaceuticals, Inc	8,719
4,872	*	Calgon Carbon Corp	74,834
1,937	*	Cambrex Corp	8,949
1,195	*	Caraco Pharmaceutical Laboratories Ltd	7,074
12,104		Celanese Corp (Series A)	150,453
7,425	*	Cell Genesys, Inc	1,634
1,257	*	Celldex Therapeutics, Inc	9,955
5,877	*	Cephalon, Inc	452,764
5,253		CF Industries Holdings, Inc	258,237
5,567	*	Charles River Laboratories International, Inc	145,855
1,668	*	Chattem, Inc	119,312
19,867		Chemtura Corp	27,814
4,940	*	China Precision Steel, Inc	6,175
6,243		Church & Dwight Co, Inc	350,357
12,416		Clorox Co	689,833
46,389		Colgate-Palmolive Co	3,179,502
3,988	*	Columbia Laboratories, Inc	5,065
1,228	*	Cougar Biotechnology, Inc	31,928
5,593	*	Cubist Pharmaceuticals, Inc	135,127
3,964	*	Cypress Bioscience, Inc	27,114
3,895		Cytec Industries, Inc	82,652
1,097	*	Cytokinetics, Inc	3,126
1,557	*	Cytori Therapeutics, Inc	5,621
12,077	*	Dendreon Corp	55,313
19,164	*	Discovery Laboratories, Inc	21,464
85,127		Dow Chemical Co	1,284,566
82,170		Du Pont (E.I.) de Nemours & Co	2,078,900
7,981	*	Durect Corp	27,056
6,245		Eastman Chemical Co	198,029
15,611		Ecolab, Inc	548,727
91,200		Eli Lilly & Co	3,672,624
2,605	*	Elizabeth Arden, Inc	32,849
2,088	*	Emergent Biosolutions, Inc	54,518
2,740	*	Enzon Pharmaceuticals, Inc	15,974
8,871		Estee Lauder Cos (Class A)	274,646
1,950	*	Facet Biotech Corp	18,701
3,162		Ferro Corp	22,292
6,731		FMC Corp	301,078
27,611	*	Forest Laboratories, Inc	703,252
42,302	*	Genentech, Inc	3,507,259
24,044	*	Genzyme Corp	1,595,800
6,239	*	Geron Corp	29,136
83,545	*	Gilead Sciences, Inc	4,272,491
1,380	*	GTx, Inc	23,239
4,572		H.B. Fuller Co	73,655
4,685	*	Halozyme Therapeutics, Inc	26,236

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,034	*	Hospira, Inc	$376,392
10,809	*	Human Genome Sciences, Inc	22,915
14,421		Huntsman Corp	49,608
2,336	*	ICO, Inc	7,382
1,955	*	Idenix Pharmaceuticals, Inc	11,319
1,706	*	Idera Pharmaceuticals, Inc	13,102
5,810	*	Idexx Laboratories, Inc	209,625
6,780	*	Immucor, Inc	180,212
3,428	*	Immunogen, Inc	14,706
8,302	*	Indevus Pharmaceuticals, Inc	26,068
2,272		Innophos Holdings, Inc	45,008
1,454		Innospec, Inc	8,564
3,397	*	Inspire Pharmaceuticals, Inc	12,229
626		Inter Parfums, Inc	4,808
2,057	*	InterMune, Inc	21,763
7,495		International Flavors & Fragrances, Inc	222,751
6,045	*	Inverness Medical Innovations, Inc	114,311
14,977	*	Invitrogen Corp	349,114
10,988	*	Javelin Pharmaceuticals, Inc	13,735
256,694		Johnson & Johnson	15,358,001
1,282		Kaiser Aluminum Corp	28,871
22,246	*	King Pharmaceuticals, Inc	236,253
1,718		Koppers Holdings, Inc	37,143
2,762	*	KV Pharmaceutical Co (Class A)	7,955
1,531	*	Landec Corp	10,074
6,598	*	Ligand Pharmaceuticals, Inc (Class B)	18,079
5,486		Lubrizol Corp	199,636
930		Mannatech, Inc	2,279
3,013	*	MannKind Corp	10,335
3,553		Martek Biosciences Corp	107,691
10,830	*	Medarex, Inc	60,431
4,277	*	Medicines Co	63,000
4,145		Medicis Pharmaceutical Corp (Class A)	57,616
2,182	*	Medivation, Inc	31,792
196,033		Merck & Co, Inc	5,959,402
3,696		Meridian Bioscience, Inc	94,137
1,545		Minerals Technologies, Inc	63,191
2,140	*	Molecular Insight Pharmaceuticals, Inc	9,202
1,900	*	Momenta Pharmaceuticals, Inc	22,040
50,056		Monsanto Co	3,521,439
14,015		Mosaic Co	484,919
24,874	*	Mylan Laboratories, Inc	246,004
4,366	*	Nabi Biopharmaceuticals	14,626
11,321		Nalco Holding Co	130,644
1,480	*	Nanosphere, Inc	7,045
4,413	*	NBTY, Inc	69,063
2,863	*	Neurocrine Biosciences, Inc	9,162
1,171		NewMarket Corp	40,880
465		NL Industries, Inc	6,231
1,927	*	Noven Pharmaceuticals, Inc	21,197
3,911	*	NPS Pharmaceuticals, Inc	24,287
1,463	*	Obagi Medical Products, Inc	10,914
6,115		Olin Corp	110,559
2,490	*	OM Group, Inc	52,564

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,409	*	Onyx Pharmaceuticals, Inc	$184,771
2,000	*	Optimer Pharmaceuticals, Inc	24,220
2,833	*	OraSure Technologies, Inc	10,425
1,613	*	Orexigen Therapeutics, Inc	9,001
4,954	*	OSI Pharmaceuticals, Inc	193,454
2,710	*	Osiris Therapeutics, Inc	51,924
5,426	*	Pacific Ethanol, Inc	2,387
2,404	*	Pain Therapeutics, Inc	14,232
4,872	*	Par Pharmaceutical Cos, Inc	65,334
5,254	*	Parexel International Corp	51,016
9,750		PDL BioPharma, Inc	60,255
7,418		Perrigo Co	239,676
2,525	*	PetMed Express, Inc	44,516
617,565		Pfizer, Inc	10,937,075
1,267	*	Pharmasset, Inc	16,610
2,476	*	PharMerica Corp	38,799
7,706	*	PolyOne Corp	24,274
3,470	*	Pozen, Inc	17,489
14,731		PPG Industries, Inc	625,036
28,664		Praxair, Inc	1,701,494
2,719	*	Prestige Brands Holdings, Inc	28,685
272,656		Procter & Gamble Co	16,855,595
3,261	*	Progenics Pharmaceuticals, Inc	33,621
167	*	Protalix BioTherapeutics, Inc	307
4,842	*	Questcor Pharmaceuticals, Inc	45,079
2,065	*	Quidel Corp	26,990
3,302	*	Rockwood Holdings, Inc	35,662
12,210		Rohm & Haas Co	754,456
11,717		RPM International, Inc	155,719
4,463	*	Salix Pharmaceuticals Ltd	39,408
145,925		Schering-Plough Corp	2,485,103
4,542		Scotts Miracle-Gro Co (Class A)	134,988
4,395		Sensient Technologies Corp	104,953
8,506	*	Sepracor, Inc	93,396
8,935		Sherwin-Williams Co	533,867
11,582		Sigma-Aldrich Corp	489,224
7,797	*	Solutia, Inc	35,087
642		Stepan Co	30,168
1,619	*	SurModics, Inc	40,912
1,444	*	Targacept, Inc	5,141
4,200	*	Theravance, Inc	52,038
4,010	*	Ulta Salon Cosmetics & Fragrance, Inc	33,203
1,951	*	United Therapeutics Corp	122,035
570	*	USANA Health Sciences, Inc	19,517
10,109	*	USEC, Inc	45,389
6,363	*	Valeant Pharmaceuticals International	145,713
9,196		Valspar Corp	166,356
13,263	*	Vertex Pharmaceuticals, Inc	402,930
6,600	*	Viropharma, Inc	85,932
8,076	*	Warner Chilcott Ltd (Class A)	117,102
8,552	*	Watson Pharmaceuticals, Inc	227,227
2,076		Westlake Chemical Corp	33,818
6,088	*	WR Grace & Co	36,345
121,673		Wyeth	4,563,954

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,069	*	Xenoport, Inc	$51,891
9,644	*	XOMA Ltd	5,979
2,506	*	Zymogenetics, Inc	7,518
		TOTAL CHEMICALS AND ALLIED PRODUCTS	118,198,962

COAL MINING - 0.18%
6,870	*	Alpha Natural Resources, Inc	111,225
13,303		Arch Coal, Inc	216,706
15,976		Consol Energy, Inc	456,594
21,265	*	International Coal Group, Inc	48,910
3,730	*	James River Coal Co	57,181
7,673		Massey Energy Co	105,811
2,110	*	National Coal Corp	2,680
25,049		Peabody Energy Corp	569,864
779	*	Westmoreland Coal Co	8,647
		TOTAL COAL MINING	1,577,618

COMMUNICATIONS - 4.54%
4,569		Adtran, Inc	67,987
3,573		Alaska Communications Systems Group, Inc	33,515
35,574	*	American Tower Corp (Class A)	1,043,030
2,386	*	Anixter International, Inc	71,866
3,680	*	Aruba Networks, Inc	9,384
537,511		AT&T, Inc	15,319,063
800		Atlantic Tele-Network, Inc	21,240
1,395	*	Audiovox Corp (Class A)	6,989
3,879	*	Brightpoint, Inc	16,874
20,331		Cablevision Systems Corp (Class A)	342,374
2,164	*	Cbeyond Communications, Inc	34,581
51,905		CBS Corp (Class B)	425,102
8,747	*	Centennial Communications Corp	70,501
2,950	*	Central European Media Enterprises Ltd (Class A)	64,074
8,936		CenturyTel, Inc	244,221
37,646	*	Charter Communications, Inc (Class A)	3,079
19,849	*	Cincinnati Bell, Inc	38,309
15,267	*	Citadel Broadcasting Corp	2,443
5,505	*	Clearwire Corp (Class A)	27,140
253,379		Comcast Corp (Class A)	4,277,039
1,895		Consolidated Communications Holdings, Inc	22,513
2,758	*	Cox Radio, Inc (Class A)	16,576
25,180	*	Crown Castle International Corp	442,664
1,364	*	Crown Media Holdings, Inc (Class A)	3,887
4,317	*	CTC Media, Inc	20,722
3,320	*	Cumulus Media, Inc (Class A)	8,267
966	*	DG FastChannel, Inc	12,056
49,152	*	DIRECTV Group, Inc	1,126,072
18,584	*	DISH Network Corp (Class A)	206,097
13,271		Embarq Corp	477,225
2,549		Entercom Communications Corp (Class A)	3,135
4,266	*	Entravision Communications Corp (Class A)	6,655
2,725	*	Equinix, Inc	144,943
6,994		Fairpoint Communications, Inc	22,940
8,070	*	FiberTower Corp	1,291
523		Fisher Communications, Inc	10,795

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
31,052		Frontier Communications Corp	$271,394
3,128	*	General Communication, Inc (Class A)	25,306
2,600	*	GeoEye, Inc	49,998
3,168	*	Global Crossing Ltd	25,154
7,151		Global Payments, Inc	234,481
1,429	*	Globalstar, Inc	286
2,720		Gray Television, Inc	1,088
2,451		Hearst-Argyle Television, Inc	14,853
471	*	Hughes Communications, Inc	7,508
9,059	*	IAC/InterActiveCorp	142,498
2,397		Ibasis, Inc	3,380
7,585	*	ICO Global Communications Holdings Ltd (Class A)	8,571
3,466	*	IDT Corp (Class B)	1,386
3,362		Iowa Telecommunications Services, Inc	48,009
1,117	*	iPCS, Inc	7,663
4,182	*	j2 Global Communications, Inc	83,807
1,886	*	Knology, Inc	9,732
4,301	*	Leap Wireless International, Inc	115,654
128,552	*	Level 3 Communications, Inc	89,986
29,599	*	Liberty Global, Inc (Class A)	471,216
10,337	*	Liberty Media Corp - Capital (Series A)	48,687
46,696	*	Liberty Media Corp - Entertainment (Series A)	816,246
60,995	*	Liberty Media Holding Corp (Interactive A)	190,304
1,731	*	Lin TV Corp (Class A)	1,887
3,498	*	Mastec, Inc	40,507
3,808	*	Mediacom Communications Corp (Class A)	16,374
22,251	*	MetroPCS Communications, Inc	330,427
7,517	*	NeuStar, Inc (Class A)	143,800
1,358	*	Neutral Tandem, Inc	22,027
1,998	*	Nextwave Wireless, Inc	180
15,702	*	NII Holdings, Inc (Class B)	285,462
2,620	*	Novatel Wireless, Inc	12,157
3,098		NTELOS Holdings Corp	76,397
2,310	*	Orbcomm, Inc	4,990
10,136	*	PAETEC Holding Corp	14,596
131,783		Qwest Communications International, Inc	479,690
3,087	*	RCN Corp	18,213
3,043	*	SAVVIS, Inc	20,966
10,509	*	SBA Communications Corp (Class A)	171,507
7,522		Scripps Networks Interactive (Class A)	165,484
2,120		Shenandoah Telecom Co	59,466
2,967		Sinclair Broadcast Group, Inc (Class A)	9,198
244,509	*	Sprint Nextel Corp	447,451
1,659	*	Switch & Data Facilities Co, Inc	12,260
4,213	*	Syniverse Holdings, Inc	50,303
2,661	*	TeleCommunication Systems, Inc (Class A)	22,858
9,707		Telephone & Data Systems, Inc	308,197
3,425	*	Terremark Worldwide, Inc	13,323
4,704	*	TerreStar Corp	1,882
13,971		Time Warner Cable, Inc (Class A)	299,678
7,817	*	TiVo, Inc	55,969
1,359	*	US Cellular Corp	58,763
1,775		USA Mobility, Inc	20,537
260,291		Verizon Communications, Inc	8,823,864

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
50,740	*	Viacom, Inc (Class B)	$967,104
2,100	*	Virgin Mobile USA, Inc (Class A)	1,764
2,083	*	Vonage Holdings Corp	1,375
40,099		Windstream Corp	368,911
		TOTAL COMMUNICATIONS	40,639,423

DEPOSITORY INSTITUTIONS - 6.81%
847		1st Source Corp	20,015
1,999		Abington Bancorp, Inc	18,491
2,383		Amcore Financial, Inc	8,626
686		Ameris Bancorp	8,129
529		Ames National Corp	14,040
1,394		Anchor Bancorp Wisconsin, Inc	3,847
721		Arrow Financial Corp	18,126
11,693		Associated Banc-Corp	244,734
7,399		Astoria Financial Corp	121,936
744		Bancfirst Corp	39,372
1,982		Banco Latinoamericano de Exportaciones S.A. (Class E)	28,462
7,231		Bancorpsouth, Inc	168,916
1,390		BancTrust Financial Group, Inc	20,516
4,203		Bank Mutual Corp	48,503
453,978		Bank of America Corp	6,392,009
4,896		Bank of Hawaii Corp	221,152
104,122		Bank of New York Mellon Corp	2,949,776
1,832		Bank of the Ozarks, Inc	54,300
1,731		BankFinancial Corp	17,639
932		Banner Corp	8,770
48,676		BB&T Corp	1,336,643
2,500	*	Beneficial Mutual Bancorp, Inc	28,125
845		Berkshire Hills Bancorp, Inc	26,077
2,203		BOK Financial Corp	89,001
4,625		Boston Private Financial Holdings, Inc	31,635
6,427		Brookline Bancorp, Inc	68,448
543		Bryn Mawr Bank Corp	10,914
629		Camden National Corp	16,970
878		Capital City Bank Group, Inc	23,917
838		Capitol Bancorp Ltd	6,536
2,231		Capitol Federal Financial	101,734
2,055		Cardinal Financial Corp	11,693
1,729		Cascade Bancorp	11,671
416		Cass Information Systems, Inc	12,671
4,114		Cathay General Bancorp	97,708
740		Centerstate Banks of Florida, Inc	12,573
3,951		Central Pacific Financial Corp	39,668
1,721		Chemical Financial Corp	47,981
492,315		Citigroup, Inc	3,303,433
728		Citizens & Northern Corp	14,378
6,479		Citizens Republic Bancorp, Inc	19,307
1,074		City Bank	5,585
1,809		City Holding Co	62,917
3,388		City National Corp	164,996
665		Clifton Savings Bancorp, Inc	7,887
851		CoBiz, Inc	8,289
26,491		Colonial Bancgroup, Inc	54,836

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,281		Columbia Banking System, Inc	$15,282
12,456		Comerica, Inc	247,252
6,059		Commerce Bancshares, Inc	266,293
3,906		Community Bank System, Inc	95,267
1,356		Community Trust Bancorp, Inc	49,833
2,522		Corus Bankshares, Inc	2,799
5,460		Cullen/Frost Bankers, Inc	276,713
7,089		CVB Financial Corp	84,359
1,770		Dime Community Bancshares	23,541
1,979	*	Dollar Financial Corp	20,384
5,815		East West Bancorp, Inc	92,866
506		Enterprise Financial Services Corp	7,711
1,416		ESSA Bancorp, Inc	20,008
4,582	*	Euronet Worldwide, Inc	53,197
516		Farmers Capital Bank Corp	12,601
44,746		Fifth Third Bancorp	369,602
908		Financial Institutions, Inc	13,030
915		First Bancorp	16,790
5,854		First Bancorp	65,214
738		First Bancorp, Inc	14,679
2,657		First Busey Corp	48,464
531		First Citizens Bancshares, Inc (Class A)	81,137
8,106		First Commonwealth Financial Corp	100,352
675		First Community Bancshares, Inc	23,537
3,385		First Financial Bancorp	41,940
2,018		First Financial Bankshares, Inc	111,414
1,067		First Financial Corp	43,736
1,050		First Financial Holdings, Inc	21,252
1,879		First Financial Northwest, Inc	17,550
16,824		First Horizon National Corp	177,835
1,232		First Merchants Corp	27,363
4,559		First Midwest Bancorp, Inc	91,043
11,530		First Niagara Financial Group, Inc	186,440
990		First Place Financial Corp	3,792
587		First South Bancorp, Inc	7,373
1,227	*	FirstFed Financial Corp	2,147
7,874		FirstMerit Corp	162,126
2,890	*	Flagstar Bancorp, Inc	2,052
1,422		Flushing Financial Corp	17,007
7,440		FNB Corp	98,208
3,542		Frontier Financial Corp	15,443
16,686		Fulton Financial Corp	160,519
5,880		Glacier Bancorp, Inc	111,838
1,563		Greene County Bancshares, Inc	21,168
3,680	*	Guaranty Bancorp	7,360
2,928		Hancock Holding Co	133,107
2,440		Hanmi Financial Corp	5,026
3,857		Harleysville National Corp	55,695
996		Heartland Financial USA, Inc	20,508
751		Heritage Commerce Corp	8,441
908		Home Bancshares, Inc	24,471
46,132		Hudson City Bancorp, Inc	736,267
31,502		Huntington Bancshares, Inc	241,305
1,293		IBERIABANK Corp	62,064

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,012		Independent Bank Corp	$26,474
1,349		Integra Bank Corp	1,848
4,431		International Bancshares Corp	96,729
3,385	*	Investors Bancorp, Inc	45,461
335,292		JPMorgan Chase & Co	10,571,756
1,143		Kearny Financial Corp	14,630
46,284		Keycorp	394,340
1,193		Lakeland Bancorp, Inc	13,433
1,194		Lakeland Financial Corp	28,441
5,836		M&T Bank Corp	335,045
1,551		MainSource Financial Group, Inc	24,041
23,142		Marshall & Ilsley Corp	315,657
2,960		MB Financial, Inc	82,732
7,352	*	Metavante Technologies, Inc	118,441
995		Midwest Banc Holdings, Inc	1,393
1,730		Nara Bancorp, Inc	17,006
342		NASB Financial, Inc	9,234
183,614		National City Corp	332,341
8,212		National Penn Bancshares, Inc	119,156
2,846		NBT Bancorp, Inc	79,574
3,662	*	Net 1 UEPS Technologies, Inc	50,169
29,792		New York Community Bancorp, Inc	356,312
8,912		NewAlliance Bancshares, Inc	117,371
20,007		Northern Trust Corp	1,043,165
2,320		Northfield Bancorp, Inc	26,100
2,652		Northwest Bancorp, Inc	56,700
694		OceanFirst Financial Corp	11,520
6,883		Old National Bancorp	124,995
950		Old Second Bancorp, Inc	11,020
3,467		Oriental Financial Group, Inc	20,975
1,094	*	Oritani Financial Corp	18,434
5,692		Pacific Capital Bancorp	96,081
835		Pacific Continental Corp	12,500
2,001		PacWest Bancorp	53,827
1,355		Park National Corp	97,221
683		Peapack Gladstone Financial Corp	18,195
404	*	Pennsylvania Commerce Bancorp, Inc	10,771
753		Peoples Bancorp, Inc	14,405
31,705		People's United Financial, Inc	565,300
1,847	*	Pinnacle Financial Partners, Inc	55,059
31,192		PNC Financial Services Group, Inc	1,528,408
24,225		Popular, Inc	125,001
2,792		PrivateBancorp, Inc	90,628
4,321		Prosperity Bancshares, Inc	127,858
4,760		Provident Bankshares Corp	45,982
4,520		Provident Financial Services, Inc	69,156
2,942		Provident New York Bancorp	36,481
61,902		Regions Financial Corp	492,740
2,252		Renasant Corp	38,352
405		Republic Bancorp, Inc (Class A)	11,016
790		Roma Financial Corp	9,946
2,870		S&T Bancorp, Inc	101,885
994		S.Y. Bancorp, Inc	27,335
1,080		Sandy Spring Bancorp, Inc	23,576

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
501		Santander BanCorp	$6,257
639		SCBT Financial Corp	22,046
930		Seacoast Banking Corp of Florida	6,138
702		Shore Bancshares, Inc	16,841
251		Sierra Bancorp	5,271
3,718	*	Signature Bank	106,669
1,157		Simmons First National Corp (Class A)	34,097
794		Smithtown Bancorp, Inc	12,728
5,289		South Financial Group, Inc	22,848
854		Southside Bancshares, Inc	20,069
763		Southwest Bancorp, Inc	9,888
48,656	*	Sovereign Bancorp, Inc	144,995
1,170		State Bancorp, Inc	11,396
39,051		State Street Corp	1,535,876
1,842		StellarOne Corp	31,130
1,269		Sterling Bancorp	17,804
8,380		Sterling Bancshares, Inc	50,950
4,265		Sterling Financial Corp	37,532
699		Suffolk Bancorp	25,115
926	*	Sun Bancorp, Inc	6,936
31,596		SunTrust Banks, Inc	933,346
6,918		Susquehanna Bancshares, Inc	110,065
2,738	*	SVB Financial Group	71,818
22,507		Synovus Financial Corp	186,808
11,804		TCF Financial Corp	161,243
1,548	*	Texas Capital Bancshares, Inc	20,681
9,408		TFS Financial Corp	121,363
549		Tompkins Trustco, Inc	31,815
1,667		TowneBank	41,325
977		Trico Bancshares	24,396
7,364		Trustco Bank Corp NY	70,032
5,519		Trustmark Corp	119,155
14,479		UCBH Holdings, Inc	99,616
2,747		UMB Financial Corp	134,988
6,845		Umpqua Holdings Corp	99,047
902		Union Bankshares Corp	22,370
3,754		United Bankshares, Inc	124,708
3,959		United Community Banks, Inc	53,766
2,310		United Community Financial Corp	2,079
1,443		United Financial Bancorp, Inc	21,847
298		United Security Bancshares	3,451
1,163		Univest Corp of Pennsylvania	37,379
159,622		US Bancorp	3,992,145
12,918		Valley National Bancorp	261,590
820		ViewPoint Financial Group	13,161
147		W Holding Co, Inc	1,514
194,566		Wachovia Corp	1,077,896
7,609		Washington Federal, Inc	113,831
835		Washington Trust Bancorp, Inc	16,491
439	*	Waterstone Financial, Inc	1,471
4,347		Webster Financial Corp	59,902
346,218		Wells Fargo & Co	10,206,506
2,313		WesBanco, Inc	62,937
1,363		West Bancorporation, Inc	16,697

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,165		West Coast Bancorp	$7,677
2,912		Westamerica Bancorporation	148,949
1,668	*	Western Alliance Bancorp	16,830
67,410		Western Union Co	966,659
1,692		Westfield Financial, Inc	17,461
5,938		Whitney Holding Corp	94,949
6,584		Wilmington Trust Corp	146,428
1,162		Wilshire Bancorp, Inc	10,551
1,892		Wintrust Financial Corp	38,918
425		WSFS Financial Corp	20,396
969		Yadkin Valley Financial Corp	13,808
10,515		Zions Bancorporation	257,723
		TOTAL DEPOSITORY INSTITUTIONS	60,934,943

EATING AND DRINKING PLACES - 1.11%
2,213	*	AFC Enterprises	10,379
2,165	*	BJ's Restaurants, Inc	23,317
3,189		Bob Evans Farms, Inc	65,151
8,259		Brinker International, Inc	87,050
1,411	*	Buffalo Wild Wings, Inc	36,192
6,317		Burger King Holdings, Inc	150,850
2,127	*	California Pizza Kitchen, Inc	22,801
2,103		CBRL Group, Inc	43,301
1,589	*	CEC Entertainment, Inc	38,533
5,222	*	Cheesecake Factory	52,742
3,075	*	Chipotle Mexican Grill, Inc (Class A)	190,589
4,601		CKE Restaurants, Inc	39,937
12,563		Darden Restaurants, Inc	354,025
13,252	*	Denny's Corp	26,371
4,767		DineEquity, Inc	55,107
4,642	*	Domino's Pizza, Inc	21,864
4,542	*	Jack in the Box, Inc	100,333
4,091	*	Krispy Kreme Doughnuts, Inc	6,873
1,218		Landry's Restaurants, Inc	14,129
1,692	*	Luby's, Inc	7,089
102,161		McDonald's Corp	6,353,392
1,468		O'Charleys, Inc	2,936
1,622	*	Papa John's International, Inc	29,893
3,890	*	PF Chang's China Bistro, Inc	81,457
1,322	*	Red Robin Gourmet Burgers, Inc	22,249
4,035	*	Ruby Tuesday, Inc	6,295
1,290	*	Ruth's Chris Steak House, Inc	1,780
5,512	*	Sonic Corp	67,081
1,868	*	Steak N Shake Co	11,115
5,494	*	Texas Roadhouse, Inc (Class A)	42,579
16,595		Tim Hortons, Inc	478,600
35,684		Wendy's/Arby's Group, Inc (Class A)	176,279
42,844		Yum! Brands, Inc	1,349,586
		TOTAL EATING AND DRINKING PLACES	9,969,875

EDUCATIONAL SERVICES - 0.25%
906	*	American Public Education, Inc	33,694
11,491	*	Apollo Group, Inc (Class A)	880,440
7,805	*	Career Education Corp	140,022

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,340	*	Corinthian Colleges, Inc	$120,156
5,604		DeVry, Inc	321,726
950	*	Grand Canyon Education, Inc	17,841
3,653	*	ITT Educational Services, Inc	346,961
497	*	K12, Inc	9,478
714	*	Learning Tree International, Inc	6,083
1,326		Strayer Education, Inc	284,308
2,118	*	Universal Technical Institute, Inc	36,366
		TOTAL EDUCATIONAL SERVICES	2,197,075

ELECTRIC, GAS, AND SANITARY SERVICES - 4.81%
61,811	*	AES Corp	509,323
7,337		AGL Resources, Inc	230,015
14,720		Allegheny Energy, Inc	498,419
2,552		Allete, Inc	82,353
9,968		Alliant Energy Corp	290,866
18,920		Ameren Corp	629,279
1,330		American Ecology Corp	26,906
35,795		American Electric Power Co, Inc	1,191,258
2,494		American States Water Co	82,252
5,179		American Water Works Co, Inc	108,138
12,109		Aqua America, Inc	249,324
7,397		Atmos Energy Corp	175,309
5,971		Avista Corp	115,718
7,091	*	Beacon Power Corp	3,758
3,153		Black Hills Corp	85,005
1,868		California Water Service Group	86,731
32,449	*	Calpine Corp	236,229
1,535	*	Casella Waste Systems, Inc (Class A)	6,263
26,535		Centerpoint Energy, Inc	334,872
732		Central Vermont Public Service Corp	17,466
1,617		CH Energy Group, Inc	83,098
550		Chesapeake Utilities Corp	17,314
1,762	*	Clean Energy Fuels Corp	10,642
2,081	*	Clean Harbors, Inc	132,019
6,055		Cleco Corp	138,236
18,450		CMS Energy Corp	186,530
708		Connecticut Water Service, Inc	16,716
24,505		Consolidated Edison, Inc	953,980
1,060		Consolidated Water Co, Inc	13,250
16,021		Constellation Energy Group, Inc	401,967
11,379	*	Covanta Holding Corp	249,883
3,444		Crosstex Energy, Inc	13,432
52,882		Dominion Resources, Inc	1,895,290
10,907		DPL, Inc	249,116
14,878		DTE Energy Co	530,698
113,177		Duke Energy Corp	1,698,786
40,544	*	Dynegy, Inc (Class A)	81,088
29,053		Edison International	933,182
62,004		El Paso Corp	485,491
4,511	*	El Paso Electric Co	81,604
4,213		Empire District Electric Co	74,149
5,960		Energen Corp	174,807
3,250		EnergySolutions, Inc	18,363

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
300	*	EnerNOC, Inc	$2,232
17,401		Entergy Corp	1,446,544
59,561		Exelon Corp	3,312,186
27,411		FirstEnergy Corp	1,331,626
36,854		FPL Group, Inc	1,854,861
10,550		Great Plains Energy, Inc	203,932
8,208		Hawaiian Electric Industries, Inc	181,725
4,219		Idacorp, Inc	124,250
7,081		Integrys Energy Group, Inc	304,341
4,709		ITC Holdings Corp	205,689
2,156		Laclede Group, Inc	100,987
16,494		MDU Resources Group, Inc	355,941
2,300		MGE Energy, Inc	75,900
1,112		Middlesex Water Co	19,160
15,888	*	Mirant Corp	299,807
7,481		National Fuel Gas Co	234,380
3,837		New Jersey Resources Corp	150,986
3,706		Nicor, Inc	128,746
22,935		NiSource, Inc	251,597
13,733		Northeast Utilities	330,416
2,933		Northwest Natural Gas Co	129,727
3,402		NorthWestern Corp	79,845
20,438	*	NRG Energy, Inc	476,819
10,038		NSTAR	366,287
8,430		OGE Energy Corp	217,325
9,070		Oneok, Inc	264,118
1,400		Ormat Technologies, Inc	44,618
2,916		Otter Tail Corp	68,030
17,918		Pepco Holdings, Inc	318,224
32,022		PG&E Corp	1,239,572
1,112	*	Pico Holdings, Inc	29,557
7,278		Piedmont Natural Gas Co, Inc	230,494
1,280	*	Pike Electric Corp	15,744
9,198		Pinnacle West Capital Corp	295,532
6,544	*	Plug Power, Inc	6,675
9,776		PNM Resources, Inc	98,542
7,143		Portland General Electric Co	139,074
33,629		PPL Corp	1,032,074
23,380		Progress Energy, Inc	931,693
773	m,v,*	Progress Energy, Inc	8
46,062		Public Service Enterprise Group, Inc	1,343,628
11,449		Puget Energy, Inc	312,214
15,715		Questar Corp	513,723
29,005	*	Reliant Energy, Inc	167,649
29,573		Republic Services, Inc	733,114
1,550		Resource America, Inc (Class A)	6,200
10,516		SCANA Corp	374,370
22,271		Sempra Energy	949,413
18,892		Sierra Pacific Resources	186,842
1,222		SJW Corp	36,587
3,246		South Jersey Industries, Inc	129,353
69,878		Southern Co	2,585,485
8,967		Southern Union Co	116,930
3,550		Southwest Gas Corp	89,531

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,337		Southwest Water Co	$4,305
7,708	*	Stericycle, Inc	401,433
19,065		TECO Energy, Inc	235,453
9,936		UGI Corp	242,637
2,755		UIL Holdings Corp	82,733
3,245		Unisource Energy Corp	95,273
7,371		Vectren Corp	184,349
7,678	*	Waste Connections, Inc	242,394
43,990		Waste Management, Inc	1,457,828
1,264	*	Waste Services, Inc	8,317
8,594		Westar Energy, Inc	176,263
4,632		WGL Holdings, Inc	151,420
52,110		Williams Cos, Inc	754,553
10,543		Wisconsin Energy Corp	442,595
38,927		Xcel Energy, Inc	722,096
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	43,045,077

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.21%
1,190	*	Acme Packet, Inc	6,259
2,034	*	Actel Corp	23,838
3,364		Acuity Brands, Inc	117,437
7,913	*	Adaptec, Inc	26,113
9,483	*	ADC Telecommunications, Inc	51,873
6,179	*	Advanced Analogic Technologies, Inc	18,661
3,397	*	Advanced Battery Technologies, Inc	9,036
3,940	*	Advanced Energy Industries, Inc	39,203
52,831	*	Advanced Micro Devices, Inc	114,115
2,180	*	Airvana, Inc	13,342
27,050		Altera Corp	452,006
6,584	*	American Superconductor Corp	107,385
9,386		Ametek, Inc	283,551
8,958	*	Amkor Technology, Inc	19,528
15,681		Amphenol Corp (Class A)	376,030
5,432	*	Anadigics, Inc	8,039
25,647		Analog Devices, Inc	487,806
79,764	*	Apple Computer, Inc	6,807,858
6,957	*	Applied Micro Circuits Corp	27,341
1,039		Applied Signal Technology, Inc	18,640
11,126	*	Arris Group, Inc	88,452
2,310	*	Ascent Solar Technologies, Inc	8,685
4,962	*	Atheros Communications, Inc	71,006
37,726	*	Atmel Corp	118,082
2,319	*	ATMI, Inc	35,782
1,404	*	Avanex Corp	1,474
12,258	*	Avnet, Inc	223,218
3,267		AVX Corp	25,940
1,330	*	AZZ, Inc	33,383
3,879		Baldor Electric Co	69,240
831		Bel Fuse, Inc (Class B)	17,617
5,858	*	Benchmark Electronics, Inc	74,807
3,789	*	BigBand Networks, Inc	20,915
8,171	*	Bookham, Inc	3,677
45,139	*	Broadcom Corp (Class A)	766,009
17,686	*	Capstone Turbine Corp	14,856

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,398	*	Ceradyne, Inc	$48,703
1,682	*	Ceva, Inc	11,774
3,547	*	Checkpoint Systems, Inc	34,902
2,567	*	China BAK Battery, Inc	4,159
6,720	*	China Security & Surveillance Technology, Inc	29,770
10,745	*	Ciena Corp	71,992
538,395	*	Cisco Systems, Inc	8,775,840
2,567	*	Comtech Telecommunications Corp	117,620
15,556		Cooper Industries Ltd (Class A)	454,702
7,476	*	Cree, Inc	118,644
2,860		CTS Corp	15,759
1,286		Cubic Corp	34,979
19,933	*	Cypress Semiconductor Corp	89,101
2,008	*	Diodes, Inc	12,168
4,129	*	Dolby Laboratories, Inc (Class A)	135,266
2,395	*	DSP Group, Inc	19,208
1,298	*	DTS, Inc	23,818
14,540		Eaton Corp	722,782
3,172	*	EchoStar Corp (Class A)	47,168
2,090	*	Electro Scientific Industries, Inc	14,191
6,031	*	EMCORE Corp	7,840
1,000	*	EMS Technologies, Inc	25,870
5,248	*	Energizer Holdings, Inc	284,127
4,927	*	Energy Conversion Devices, Inc	124,210
2,652	*	EnerSys	29,172
19,253	*	Evergreen Solar, Inc	61,417
2,144	*	Exar Corp	14,300
6,138	*	Exide Technologies	32,470
9,427	*	Fairchild Semiconductor International, Inc	46,098
47,429	*	Finisar Corp	18,023
4,124	*	First Solar, Inc	568,947
1,869		Franklin Electric Co, Inc	52,538
8,256	*	FuelCell Energy, Inc	32,033
952,849		General Electric Co	15,436,153
1,636	*	Globecomm Systems, Inc	8,982
12,991	*	GrafTech International Ltd	108,085
2,677	*	Greatbatch, Inc	70,833
1,500	*	GT Solar International, Inc	4,335
4,995		Harman International Industries, Inc	83,566
8,009	*	Harmonic, Inc	44,930
12,143		Harris Corp	462,041
1,609	*	Harris Stratex Networks, Inc (Class A)	8,302
2,217	*	Helen of Troy Ltd	38,487
7,873	*	Hexcel Corp	58,181
2,907	*	Hittite Microwave Corp	85,640
2,449	*	Hutchinson Technology, Inc	8,523
2,318		Imation Corp	31,455
7,637	*	Infinera Corp	68,428
14,288	*	Integrated Device Technology, Inc	80,156
522,415		Intel Corp	7,658,605
4,733	*	InterDigital, Inc	130,158
5,812	*	International Rectifier Corp	78,462
10,150		Intersil Corp (Class A)	93,279
1,563	*	IPG Photonics Corp	20,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,870	*	iRobot Corp	$16,886
1,213		IXYS Corp	10,019
5,621	*	Jarden Corp	64,642
18,424	*	JDS Uniphase Corp	67,248
6,433	*	Kemet Corp	1,737
11,063		L-3 Communications Holdings, Inc	816,227
7,232	*	Lattice Semiconductor Corp	10,920
3,547		Lincoln Electric Holdings, Inc	180,649
20,170		Linear Technology Corp	446,160
1,486	*	Littelfuse, Inc	24,668
765	*	Loral Space & Communications, Inc	11,115
1,191		LSI Industries, Inc	8,182
52,374	*	LSI Logic Corp	172,310
44,201	*	Marvell Technology Group Ltd	294,821
3,972	*	Mattson Technology, Inc	5,601
1,520	*	Maxwell Technologies, Inc	7,706
4,190	*	Medis Technologies Ltd	1,886
20,398	*	MEMC Electronic Materials, Inc	291,283
1,417	*	Mercury Computer Systems, Inc	8,941
3,008		Methode Electronics, Inc	20,274
4,803		Micrel, Inc	35,110
16,910		Microchip Technology, Inc	330,252
68,409	*	Micron Technology, Inc	180,600
8,342	*	Microsemi Corp	105,443
3,670	*	Microtune, Inc	7,487
4,498	*	Microvision, Inc	7,557
3,813	*	MIPS Technologies, Inc	4,232
10,791		Molex, Inc	156,362
2,603	*	Monolithic Power Systems, Inc	32,824
3,486	*	Moog, Inc (Class A)	127,483
206,745		Motorola, Inc	915,880
15,196	*	MRV Communications, Inc	11,701
683	*	Multi-Fineline Electronix, Inc	7,984
369		National Presto Industries, Inc	28,413
19,838		National Semiconductor Corp	199,769
30,770	*	NetApp, Inc	429,857
1,926	*	Netlogic Microsystems, Inc	42,391
8,230	*	Novellus Systems, Inc	101,558
362	*	NVE Corp	9,459
50,924	*	Nvidia Corp	410,957
4,385	*	Omnivision Technologies, Inc	23,021
33,729	*	ON Semiconductor Corp	114,679
1,582	*	Oplink Communications, Inc	13,605
1,500	*	OpNext, Inc	2,625
922	*	OSI Systems, Inc	12,770
2,116		Park Electrochemical Corp	40,119
1,903	*	Parkervision, Inc	4,700
2,505	*	Pericom Semiconductor Corp	13,727
3,034	*	Photronics, Inc	5,916
3,981		Plantronics, Inc	52,549
3,964	*	Plexus Corp	67,190
3,407	*	PLX Technology, Inc	5,860
17,935	*	PMC - Sierra, Inc	87,164
7,751	*	Polycom, Inc	104,716

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,790	*	Polypore International, Inc	$13,532
610	*	Powell Industries, Inc	17,702
2,470		Power Integrations, Inc	49,104
4,862	*	Power-One, Inc	5,786
11,780	*	Powerwave Technologies, Inc	5,890
11,719	*	QLogic Corp	157,503
147,875		Qualcomm, Inc	5,298,362
5,915	*	Quantum Fuel Systems Technologies Worldwide, Inc	5,028
12,043	*	Rambus, Inc	191,725
1,106		Raven Industries, Inc	26,655
2,673		Regal-Beloit Corp	101,547
22,806	*	RF Micro Devices, Inc	17,789
2,124	*	Rogers Corp	58,983
1,060	*	Rubicon Technology, Inc	4,516
40,403	*	Sanmina-SCI Corp	18,989
2,218	*	Seachange International, Inc	15,992
5,307	*	Semtech Corp	59,810
3,562	*	ShoreTel, Inc	15,993
8,311	*	Silicon Image, Inc	34,906
3,931	*	Silicon Laboratories, Inc	97,410
6,899	*	Silicon Storage Technology, Inc	15,799
242,993	*	Sirius XM Radio, Inc	29,159
13,334	*	Skyworks Solutions, Inc	73,870
3,650	*	Smart Modular Technologies WWH, Inc	5,621
10,720	*	Spansion, Inc (Class A)	2,029
1,620	*	Standard Microsystems Corp	26,471
2,452	*	Starent Networks Corp	29,252
1,067	*	Stoneridge, Inc	4,866
4,793	*	Sunpower Corp (Class A)	177,341
3,374	*	Sunpower Corp (Class B)	102,705
885	*	Supertex, Inc	21,249
15,712	*	Sycamore Networks, Inc	42,265
3,492	*	Symmetricom, Inc	13,793
2,822	*	Synaptics, Inc	46,732
1,629	*	Synthesis Energy Systems, Inc	1,108
3,340		Technitrol, Inc	11,623
1,290	*	Techwell, Inc	8,385
5,350	*	Tekelec	71,369
3,145		Teleflex, Inc	157,565
32,326	*	Tellabs, Inc	133,183
3,976	*	Tessera Technologies, Inc	47,235
121,562		Texas Instruments, Inc	1,886,643
6,216	*	Thomas & Betts Corp	149,308
1,005	*	Transmeta Corp	18,291
4,543	*	Trident Microsystems, Inc	8,586
11,767	*	Triquint Semiconductor, Inc	40,478
3,103	*	TTM Technologies, Inc	16,167
42,256		Tyco Electronics Ltd	684,970
1,387	*	Ultra Clean Holdings	2,788
1,032	*	Ultralife Corp	13,839
2,614	*	Universal Display Corp	24,702
1,021	*	Universal Electronics, Inc	16,561
4,888	*	US Geothermal, Inc	4,057
10,172	*	Utstarcom, Inc	18,818

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,178	*	Valence Technology, Inc	$7,604
6,088	*	Varian Semiconductor Equipment Associates, Inc	110,315
2,072	*	Viasat, Inc	49,894
1,042		Vicor Corp	6,888
14,865	*	Vishay Intertechnology, Inc	50,838
2,071	*	Volterra Semiconductor Corp	14,808
6,798		Whirlpool Corp	281,098
24,445		Xilinx, Inc	435,610
2,235	*	Zoltek Cos, Inc	20,093
4,035	*	Zoran Corp	27,559
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	64,503,988

ENGINEERING AND MANAGEMENT SERVICES - 1.33%
2,256	*	Accelrys, Inc	9,836
53,747		Accenture Ltd (Class A)	1,762,364
1,637	*	Advisory Board Co	36,505
9,474	*	Aecom Technology Corp	291,136
833	*	Affymax, Inc	8,322
12,353	*	Amylin Pharmaceuticals, Inc	134,030
5,437	*	Ariad Pharmaceuticals, Inc	4,621
811		CDI Corp	10,494
6,305	*	Celera Corp	70,175
41,289	*	Celgene Corp	2,282,457
1,508	*	China Architectural Engineering, Inc	3,710
1,477	*	comScore, Inc	18,832
793	*	Cornell Cos, Inc	14,742
3,019		Corporate Executive Board Co	66,599
1,065	*	CRA International, Inc	28,680
4,501	*	CV Therapeutics, Inc	41,454
4,608	*	Dyax Corp	16,773
3,591	*	eResearch Technology, Inc	23,808
10,020	*	Exelixis, Inc	50,300
1,038	*	Exponent, Inc	31,223
15,992		Fluor Corp	717,560
2,933	*	Furmanite Corp	15,809
4,980	*	Genpact Ltd	40,936
5,110	*	Gen-Probe, Inc	218,912
8,839	*	Hewitt Associates, Inc (Class A)	250,851
1,944	*	Hill International, Inc	13,686
2,123	*	Huron Consulting Group, Inc	121,584
7,232	*	Incyte Corp	27,409
7,363	*	Isis Pharmaceuticals, Inc	104,407
11,037	*	Jacobs Engineering Group, Inc	530,879
15,806		KBR, Inc	240,251
1,393	*	Kendle International, Inc	35,828
1,072		Landauer, Inc	78,578
1,618	*	LECG Corp	10,857
6,864	*	Lexicon Pharmaceuticals, Inc	9,610
4,605	*	Luminex Corp	98,363
1,528		MAXIMUS, Inc	53,648
1,732	*	Maxygen, Inc	15,449
23,021	*	McDermott International, Inc	227,447
528	*	Michael Baker Corp	19,488
17,543		Moody's Corp	352,439

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,021	*	Myriad Genetics, Inc	$266,432
4,194	*	Navigant Consulting, Inc	66,559
3,287	*	Omnicell, Inc	40,134
29,371		Paychex, Inc	771,870
1,251	*	PharmaNet Development Group, Inc	1,138
1,239	*	PRG-Schultz International, Inc	5,055
14,056		Quest Diagnostics, Inc	729,648
6,172	*	Regeneron Pharmaceuticals, Inc	113,318
20,344	*	Rentech, Inc	13,834
2,465	*	Repligen Corp	9,318
4,970	*	Resources Connection, Inc	81,409
3,194	*	Rigel Pharmaceuticals, Inc	25,552
4,398	*	RTI Biologics, Inc	12,138
18,495	*	SAIC, Inc	360,283
2,949	*	Sangamo Biosciences, Inc	10,263
4,958	*	Savient Pharmaceuticals, Inc	28,707
4,995	*	Seattle Genetics, Inc	44,655
6,195	*	Sequenom, Inc	122,909
8,758	*	Shaw Group, Inc	179,276
820	*	Stanley, Inc	29,700
1,965	*	Symyx Technologies, Inc	11,672
1,084	*	Tejon Ranch Co	26,818
5,870	*	Tetra Tech, Inc	141,761
7,800	*	URS Corp	318,006
7,076	*	VCA Antech, Inc	140,671
370		VSE Corp	14,515
4,358		Watson Wyatt & Co Holdings (Class A)	208,400
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,864,093

FABRICATED METAL PRODUCTS - 0.56%
3,176	*	Alliant Techsystems, Inc	272,374
791		Ameron International Corp	49,770
6,503		Aptargroup, Inc	229,166
8,734		Ball Corp	363,246
2,324	*	Chart Industries, Inc	24,704
1,254		CIRCOR International, Inc	34,485
9,223		Commercial Metals Co	109,477
3,301	*	Commercial Vehicle Group, Inc	3,070
4,354		Crane Co	75,063
14,726	*	Crown Holdings, Inc	282,739
1,300		Dynamic Materials Corp	25,103
3,460	*	Griffon Corp	32,282
1,051		Gulf Island Fabrication, Inc	15,145
42,737		Illinois Tool Works, Inc	1,497,931
1,657		Insteel Industries, Inc	18,708
1,505	*	Ladish Co, Inc	20,844
3,177	*	Mobile Mini, Inc	45,812
10,732		Mueller Water Products, Inc (Class A)	90,149
1,525	*	NCI Building Systems, Inc	24,858
14,782		Parker Hannifin Corp	628,826
605	*	Park-Ohio Holdings Corp	3,733
9,390		Pentair, Inc	222,261
3,181		Quanex Building Products Corp	29,806
2,323		Silgan Holdings, Inc	111,063

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,558		Simpson Manufacturing Co, Inc	$98,770
3,369	*	Smith & Wesson Holding Corp	7,648
5,399		Snap-On, Inc	212,613
6,786		Stanley Works	231,403
1,445		Sun Hydraulics Corp	27,224
5,486	*	Taser International, Inc	28,966
1,524		Valmont Industries, Inc	93,513
2,268		Watts Water Technologies, Inc (Class A)	56,632
		TOTAL FABRICATED METAL PRODUCTS	4,967,384

FOOD AND KINDRED PRODUCTS - 3.92%
1,640	*	AgFeed Industries, Inc	2,640
750	*	American Dairy, Inc	11,280
58,429		Archer Daniels Midland Co	1,684,508
1,626		B&G Foods, Inc (Class A)	8,780
1,487	*	Boston Beer Co, Inc (Class A)	42,231
10,943		Bunge Ltd	566,519
20,074		Campbell Soup Co	602,421
4,698	*	Central Garden and Pet Co (Class A)	27,718
336		Coca-Cola Bottling Co Consolidated	15,443
211,426		Coca-Cola Co	9,571,254
26,717		Coca-Cola Enterprises, Inc	321,406
40,092		ConAgra Foods, Inc	661,518
16,948	*	Constellation Brands, Inc (Class A)	267,270
6,935		Corn Products International, Inc	200,075
7,498	*	Darling International, Inc	41,164
15,422		Del Monte Foods Co	110,113
2,180		Diamond Foods, Inc	43,927
22,690	*	Dr Pepper Snapple Group, Inc	368,713
590		Farmer Bros Co	14,715
7,382		Flowers Foods, Inc	179,826
30,142		General Mills, Inc	1,831,127
28,727		H.J. Heinz Co	1,080,135
6,844	*	Hansen Natural Corp	229,479
14,333		Hershey Co	497,928
7,261		Hormel Foods Corp	225,672
773		Imperial Sugar Co	11,085
1,781		J&J Snack Foods Corp	63,902
11,070		J.M. Smucker Co	479,995
22,929		Kellogg Co	1,005,437
132,229		Kraft Foods, Inc (Class A)	3,550,349
1,831		Lancaster Colony Corp	62,803
2,200		Lance, Inc	50,468
880	*	M&F Worldwide Corp	13,596
10,541		McCormick & Co, Inc	335,836
10,234		Molson Coors Brewing Co (Class B)	500,647
280	*	National Beverage Corp	2,520
1,517	*	Omega Protein Corp	6,083
1,400	*	Peet's Coffee & Tea, Inc	32,550
930		Penford Corp	9,412
12,607		Pepsi Bottling Group, Inc	283,784
4,740		PepsiAmericas, Inc	96,506
143,783		PepsiCo, Inc	7,874,995

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,015	*	Ralcorp Holdings, Inc	$292,876
1,307		Reddy Ice Holdings, Inc	1,882
15,122		Reynolds American, Inc	609,567
1,650		Sanderson Farms, Inc	57,024
61,522		Sara Lee Corp	602,300
5,165	*	Smart Balance, Inc	35,122
9,297	*	Smithfield Foods, Inc	130,809
3,029		Tootsie Roll Industries, Inc	77,573
2,537	*	TreeHouse Foods, Inc	69,108
25,779		Tyson Foods, Inc (Class A)	225,824
		TOTAL FOOD AND KINDRED PRODUCTS	35,087,915

FOOD STORES - 0.45%
105		Arden Group, Inc (Class A)	13,230
2,503	*	Great Atlantic & Pacific Tea Co, Inc	15,694
1,053		Ingles Markets, Inc (Class A)	18,522
59,559		Kroger Co	1,572,953
2,659	*	Panera Bread Co (Class A)	138,906
3,093	*	Pantry, Inc	66,345
3,413		Ruddick Corp	94,369
39,128		Safeway, Inc	930,073
66,654	*	Starbucks Corp	630,547
17,589		Supervalu, Inc	256,799
250		Village Super Market (Class A)	14,348
986		Weis Markets, Inc	33,159
13,590		Whole Foods Market, Inc	128,290
4,390	*	Winn-Dixie Stores, Inc	70,679
		TOTAL FOOD STORES	3,983,914

FORESTRY - 0.09%
7,167		Rayonier, Inc	224,685
18,376		Weyerhaeuser Co	562,490
		TOTAL FORESTRY	787,175

FURNITURE AND FIXTURES - 0.22%
2,218		Ethan Allen Interiors, Inc	31,873
4,524		Furniture Brands International, Inc	9,998
4,756		Herman Miller, Inc	61,971
5,475		Hill-Rom Holdings, Inc	90,119
3,718		HNI Corp	58,892
472		Hooker Furniture Corp	3,616
52,791		Johnson Controls, Inc	958,684
1,541		Kimball International, Inc (Class B)	13,268
5,392	*	Kinetic Concepts, Inc	103,418
5,218		La-Z-Boy, Inc	11,323
13,454		Leggett & Platt, Inc	204,366
29,615		Masco Corp	329,614
3,423	*	Sealy Corp	8,592
6,161		Steelcase, Inc (Class A)	34,625
6,929		Tempur-Pedic International, Inc	49,127
		TOTAL FURNITURE AND FIXTURES	1,969,486

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
23,187	*	Bed Bath & Beyond, Inc	589,414

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
30,002		Best Buy Co, Inc	$843,356
15,028	*	GameStop Corp (Class A)	325,506
1,389		Haverty Furniture Cos, Inc	12,959
1,025	*	hhgregg, Inc	8,897
6,944		Knoll, Inc	62,635
9,172	*	Pier 1 Imports, Inc	3,394
10,453		RadioShack Corp	124,809
1,646	*	Tuesday Morning Corp	2,683
7,585		Williams-Sonoma, Inc	59,618
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,033,271

GENERAL BUILDING CONTRACTORS - 0.20%
200	*	Amrep Corp	6,256
788	*	Avatar Holdings, Inc	20,897
12,190	*	Beazer Homes USA, Inc	19,260
1,171		Brookfield Homes Corp	5,059
519	*	Cavco Industries, Inc	13,956
14,380		Centex Corp	153,003
29,814		DR Horton, Inc	210,785
5,360	*	Hovnanian Enterprises, Inc (Class A)	9,219
6,413		KB Home	87,345
15,349		Lennar Corp (Class A)	133,076
1,170		M/I Homes, Inc	12,332
2,384		McGrath RentCorp	50,922
2,585		MDC Holdings, Inc	78,326
2,749	*	Meritage Homes Corp	33,455
322	*	NVR, Inc	146,913
984	*	Palm Harbor Homes, Inc	4,900
4,411	*	Perini Corp	103,129
20,219		Pulte Homes, Inc	220,994
3,725		Ryland Group, Inc	65,821
11,831	*	Standard-Pacific Corp	21,059
1,518	*	Team, Inc	42,049
11,720	*	Toll Brothers, Inc	251,159
5,298		Walter Industries, Inc	92,768
		TOTAL GENERAL BUILDING CONTRACTORS	1,782,683

GENERAL MERCHANDISE STORES - 2.09%
5,099	*	99 Cents Only Stores	55,732
6,684	*	Big Lots, Inc	96,851
4,921	*	BJ's Wholesale Club, Inc	168,593
5,468		Casey's General Stores, Inc	124,506
1,678	*	Conn's, Inc	14,229
39,173		Costco Wholesale Corp	2,056,583
12,539		Dillard's, Inc (Class A)	49,780
13,186		Family Dollar Stores, Inc	343,759
5,220		Fred's, Inc (Class A)	56,167
19,959		JC Penney Co, Inc	393,192
39,538		Macy's, Inc	409,218
3,983	*	Retail Ventures, Inc	13,821
11,302	*	Saks, Inc	49,503
4,827	*	Sears Holdings Corp	187,625
1,431	*	Stein Mart, Inc	1,617
71,090		Target Corp	2,454,739

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
37,718		TJX Cos, Inc	$775,859
203,480		Wal-Mart Stores, Inc	11,407,090
		TOTAL GENERAL MERCHANDISE STORES	18,658,864

HEALTH SERVICES - 1.01%
1,564	*	Alliance Imaging, Inc	12,465
1,040	*	Almost Family, Inc	46,779
2,327	*	Amedisys, Inc	96,198
14,141		AmerisourceBergen Corp	504,268
2,963	*	Amsurg Corp	69,156
4,413	*	Assisted Living Concepts, Inc (A Shares)	18,314
839	*	Bio-Reference Labs, Inc	22,007
2,989		Brookdale Senior Living, Inc	16,679
1,090	*	China Sky One Medical, Inc	17,429
7,827	*	Community Health Systems, Inc	114,118
498	*	Corvel Corp	10,946
5,920	*	Covance, Inc	272,498
14,634	*	Coventry Health Care, Inc	217,754
2,028	*	Cross Country Healthcare, Inc	17,826
3,859	*	CryoLife, Inc	37,471
9,312	*	DaVita, Inc	461,596
5,168	*	Edwards Lifesciences Corp	283,982
2,015	*	eHealth, Inc	26,759
1,620	*	Emeritus Corp	16,249
901		Ensign Group, Inc	15,083
1,710	*	Enzo Biochem, Inc	8,362
19,145	*	Express Scripts, Inc	1,052,591
2,564	*	Five Star Quality Care, Inc	3,923
1,154	*	Genomic Health, Inc	22,480
1,360	*	Genoptix, Inc	46,349
3,129	*	Gentiva Health Services, Inc	91,555
20,827	*	Health Management Associates, Inc (Class A)	37,280
9,290	*	Healthsouth Corp	101,818
3,399	*	Healthways, Inc	39,021
15,671	*	Immunomedics, Inc	26,641
2,207	*	Kindred Healthcare, Inc	28,735
10,085	*	Laboratory Corp of America Holdings	649,574
1,568	*	LHC Group, Inc	56,448
723	*	Life Sciences Research, Inc	6,796
4,530	*	LifePoint Hospitals, Inc	103,465
7,529	*	Lincare Holdings, Inc	202,756
4,372	*	Magellan Health Services, Inc	171,208
24,632		McKesson Corp	953,996
1,465	*	Medcath Corp	15,295
45,653	*	Medco Health Solutions, Inc	1,913,316
692		National Healthcare Corp	35,043
9,367	*	Nektar Therapeutics	52,081
1,558	*	Nighthawk Radiology Holdings, Inc	7,572
2,530	*	Odyssey HealthCare, Inc	23,403
9,901		Omnicare, Inc	274,852
4,513	*	Pediatrix Medical Group, Inc	143,062
9,795		Pharmaceutical Product Development, Inc	284,153
4,494	*	Psychiatric Solutions, Inc	125,158
1,135	*	RehabCare Group, Inc	17,207

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,633	*	Skilled Healthcare Group, Inc (Class A)	$13,783
4,820	*	Sun Healthcare Group, Inc	42,657
3,447	*	Sunrise Senior Living, Inc	5,791
40,106	*	Tenet Healthcare Corp	46,122
4,616		Universal Health Services, Inc (Class B)	173,423
959	*	US Physical Therapy, Inc	12,783
		TOTAL HEALTH SERVICES	9,066,276

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
3,920	*	Comverge, Inc	19,208
13,704	*	Foster Wheeler Ltd	320,399
2,564		Granite Construction, Inc	112,636
3,510		Great Lakes Dredge & Dock Corp	14,567
1,309	*	LB Foster Co (Class A)	40,945
2,299	*	Matrix Service Co	17,633
1,775	*	Orion Marine Group, Inc	17,147
959	*	Sterling Construction Co, Inc	17,780
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	560,315

HOLDING AND OTHER INVESTMENT OFFICES - 3.92%
3,304		Acadia Realty Trust	47,148
4,254	*	Affiliated Managers Group, Inc	178,328
783		Agree Realty Corp	14,196
209		Alexander's, Inc	53,274
2,566		Alexandria Real Estate Equities, Inc	154,832
14,918		Allied Capital Corp	40,129
9,788		AMB Property Corp	229,235
3,260		American Campus Communities, Inc	66,765
793		American Capital Agency Corp	16,938
46,661		Annaly Mortgage Management, Inc	740,509
7,625		Anthracite Capital, Inc	17,004
11,307		Anworth Mortgage Asset Corp	72,704
9,024		Apartment Investment & Management Co (Class A)	104,227
2,143		Arbor Realty Trust, Inc	6,322
9,778		Ashford Hospitality Trust, Inc	11,245
1,112		Associated Estates Realty Corp	10,153
6,303		AvalonBay Communities, Inc	381,836
7,707		BioMed Realty Trust, Inc	90,326
11,199		Boston Properties, Inc	615,945
12,649		Brandywine Realty Trust	97,524
4,281		BRE Properties, Inc (Class A)	119,782
4,341		Camden Property Trust	136,047
3,652		Capital Lease Funding, Inc	6,318
190		Capital Southwest Corp	20,550
2,273		Capital Trust, Inc (Class A)	8,183
4,370		Capstead Mortgage Corp	47,065
1,102		Care Investment Trust, Inc	8,585
12,147		CBL & Associates Properties, Inc	78,956
4,677		Cedar Shopping Centers, Inc	33,113
484		Cherokee, Inc	8,397
4,578		Colonial Properties Trust	38,135
3,280		Corporate Office Properties Trust	100,696
3,808		Cousins Properties, Inc	52,741
1,507		Danvers Bancorp, Inc	20,149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,062		DCT Industrial Trust, Inc	$71,154
14,744		Developers Diversified Realty Corp	71,951
16,744		DiamondRock Hospitality Co	84,892
6,046		Digital Realty Trust, Inc	198,611
9,933		Douglas Emmett, Inc	129,725
12,878		Duke Realty Corp	141,143
2,183		EastGroup Properties, Inc	77,671
1,434		Education Realty Trust, Inc	7,485
2,515		Entertainment Properties Trust	74,947
1,768		Equity Lifestyle Properties, Inc	67,820
2,960		Equity One, Inc	52,392
23,233		Equity Residential	692,808
2,054		Essex Property Trust, Inc	157,645
6,492		Extra Space Storage, Inc	66,997
4,880		Federal Realty Investment Trust	302,950
14,422		FelCor Lodging Trust, Inc	26,536
8,023		First Industrial Realty Trust, Inc	60,574
1,992		First Potomac Realty Trust	18,526
7,743		Franklin Street Properties Corp	114,209
25,242		General Growth Properties, Inc	32,562
1,384		Getty Realty Corp	29,147
1,731		Gladstone Capital Corp	14,004
4,326		Glimcher Realty Trust	12,156
5,293		Gramercy Capital Corp	6,775
1,908	*	Harris & Harris Group, Inc	7,537
2,776		Hatteras Financial Corp	73,842
22,386		HCP, Inc	621,659
9,236		Health Care REIT, Inc	389,759
5,304		Healthcare Realty Trust, Inc	124,538
4,843		Hersha Hospitality Trust	14,529
6,468		Highwoods Properties, Inc	176,964
4,346	*	Hilltop Holdings, Inc	42,330
2,792		Home Properties, Inc	113,355
11,241		Hospitality Properties Trust	167,154
46,403		Host Marriott Corp	351,271
30,226		HRPT Properties Trust	101,862
5,374		Inland Real Estate Corp	69,755
4,674		Investors Real Estate Trust	50,059
354,002		iShares Russell 3000 Index Fund	18,439,963
16,735		iStar Financial, Inc	37,319
3,424		JER Investors Trust, Inc	3,184
2,688		Kilroy Realty Corp	89,940
19,333		Kimco Realty Corp	353,407
2,360		Kite Realty Group Trust	13,122
3,808		LaSalle Hotel Properties	42,078
4,865		Lexington Corporate Properties Trust	24,325
7,376		Liberty Property Trust	168,394
3,783		LTC Properties, Inc	76,719
6,754		Macerich Co	122,653
5,231		Mack-Cali Realty Corp	128,160
4,268	*	Maguire Properties, Inc	6,231
6,395		Medical Properties Trust, Inc	40,352
4,180	*	Meruelo Maddux Properties, Inc	5,183
16,332		MFA Mortgage Investments, Inc	96,195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,242		Mid-America Apartment Communities, Inc	$83,313
1,462		Mission West Properties, Inc	11,184
2,017		MVC Capital, Inc	22,126
1,805		National Health Investors, Inc	49,511
6,606		National Retail Properties, Inc	113,557
7,697		Nationwide Health Properties, Inc	221,058
4,618		Newcastle Investment Corp	3,879
5,372		NorthStar Realty Finance Corp	21,005
7,612		Omega Healthcare Investors, Inc	121,564
626		One Liberty Properties, Inc	5,509
2,733		Parkway Properties, Inc	49,194
2,893		Pennsylvania Real Estate Investment Trust	21,553
15,805		Plum Creek Timber Co, Inc	549,066
3,291		Post Properties, Inc	54,302
3,023		Potlatch Corp	78,628
25,411		Prologis	352,959
1,446		Prospect Capital Corp	17,309
1,279		PS Business Parks, Inc	57,120
11,352		Public Storage, Inc	902,483
6,897		RAIT Investment Trust	17,932
1,853		Ramco-Gershenson Properties	11,452
7,952		Realty Income Corp	184,089
2,587		Redwood Trust, Inc	38,572
6,266		Regency Centers Corp	292,622
2,220		Resource Capital Corp	8,503
1,224		Saul Centers, Inc	48,348
9,617		Senior Housing Properties Trust	172,337
20,665		Simon Property Group, Inc	1,097,930
4,838		SL Green Realty Corp	125,304
1,893		Sovran Self Storage, Inc	68,148
6,370		Strategic Hotels & Resorts, Inc	10,702
1,120		Sun Communities, Inc	15,680
4,955		Sunstone Hotel Investors, Inc	30,671
3,535		Tanger Factory Outlet Centers, Inc	132,987
4,320		Taubman Centers, Inc	109,987
10,437		UDR, Inc	143,926
1,002		Universal Health Realty Income Trust	32,976
1,403		Urstadt Biddle Properties, Inc (Class A)	22,350
4,028		U-Store-It Trust	17,925
11,809		Ventas, Inc	396,428
28,859		Virgin Media, Inc	144,006
11,756		Vornado Realty Trust	709,475
5,361		WABCO Holdings, Inc	84,651
5,341		Washington Real Estate Investment Trust	151,150
6,201		Weingarten Realty Investors	128,299
550		Winthrop Realty Trust	5,962
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,029,608

HOTELS AND OTHER LODGING PLACES - 0.20%
1,830		Ameristar Casinos, Inc	15,811
5,191	*	Bluegreen Corp	16,248
13,739		Boyd Gaming Corp	64,985
2,890		Choice Hotels International, Inc	86,873
3,556	*	Gaylord Entertainment Co	38,547

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,859	*	Great Wolf Resorts, Inc	$5,943
2,506	*	Isle of Capri Casinos, Inc	8,019
19,156	*	Las Vegas Sands Corp	113,595
1,580	*	Lodgian, Inc	3,365
1,423		Marcus Corp	23,095
24,570		Marriott International, Inc (Class A)	477,888
12,259	*	MGM Mirage	168,684
610	*	Monarch Casino & Resort, Inc	7,107
2,408	*	Morgans Hotel Group Co	11,221
3,851		Orient-Express Hotels Ltd (Class A)	29,499
1,237	*	Riviera Holdings Corp	3,711
15,352		Starwood Hotels & Resorts Worldwide, Inc	274,801
2,726	*	Vail Resorts, Inc	72,512
20,239		Wyndham Worldwide Corp	132,565
5,240		Wynn Resorts Ltd	221,442
		TOTAL HOTELS AND OTHER LODGING PLACES	1,775,911

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.37%
2,175	*	3PAR, Inc	16,682
1,966		Aaon, Inc	41,050
4,348		Actuant Corp (Class A)	82,699
7,634	*	AGCO Corp	180,086
511		Alamo Group, Inc	7,639
3,000	*	Allis-Chalmers Energy, Inc	16,500
1,860	*	Altra Holdings, Inc	14,713
496		Ampco-Pittsburgh Corp	10,763
123,071		Applied Materials, Inc	1,246,709
1,755	*	Astec Industries, Inc	54,984
6,675	*	Asyst Technologies, Inc	1,669
2,017	*	AuthenTec, Inc	3,368
10,189	*	Axcelis Technologies, Inc	5,196
5,263		Black & Decker Corp	220,046
1,195		Black Box Corp	31,213
3,167	*	Blount International, Inc	30,023
718	*	Bolt Technology Corp	4,997
5,102		Briggs & Stratton Corp	89,744
36,240	*	Brocade Communications Systems, Inc	101,472
5,560	*	Brooks Automation, Inc	32,304
7,624		Bucyrus International, Inc (Class A)	141,196
5,163		Carlisle Cos, Inc	106,874
1,107		Cascade Corp	33,055
54,871		Caterpillar, Inc	2,451,088
6,306	*	Cirrus Logic, Inc	16,900
5,181	*	Colfax Corp	53,831
1,964	*	Columbus McKinnon Corp	26,809
6,439	*	Cray, Inc	13,393
18,162		Cummins, Inc	485,470
3,745		Curtiss-Wright Corp	125,046
2,621	*	Cymer, Inc	57,426
38,770		Deere & Co	1,485,666
164,845	*	Dell, Inc	1,688,013
6,304		Diebold, Inc	177,079
7,357		Donaldson Co, Inc	247,563
16,945		Dover Corp	557,829

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,845	*	Dresser-Rand Group, Inc	$152,576
2,530	*	Dril-Quip, Inc	51,890
185,043	*	EMC Corp	1,937,400
6,226	*	Emulex Corp	43,457
2,933	*	Ener1, Inc	20,971
2,000	*	ENGlobal Corp	6,500
2,025	*	EnPro Industries, Inc	43,619
9,368	*	Entegris, Inc	20,516
7,219	*	Extreme Networks, Inc	16,892
2,526	*	Flotek Industries, Inc	6,366
2,741	*	Flow International Corp	6,633
5,214		Flowserve Corp	268,521
11,716	*	FMC Technologies, Inc	279,193
2,364	*	Fuel Tech, Inc	25,035
4,508	*	Gardner Denver, Inc	105,217
1,186		Gorman-Rupp Co	36,908
5,188		Graco, Inc	123,111
3,286		Graham Corp	35,555
223,954		Hewlett-Packard Co	8,127,291
397	*	Hurco Cos, Inc	4,764
8,213		IDEX Corp	198,344
4,169	*	Immersion Corp	24,555
27,194		Ingersoll-Rand Co Ltd (Class A)	471,816
5,014	*	Intermec, Inc	66,586
125,423		International Business Machines Corp	10,555,601
27,828		International Game Technology	330,875
2,352	*	Intevac, Inc	11,925
3,240	*	Isilon Systems, Inc	10,660
16,379		ITT Industries, Inc	753,270
17,110		Jabil Circuit, Inc	115,493
2,264		John Bean Technologies Corp	18,497
9,992		Joy Global, Inc	228,717
921	*	Kadant, Inc	12,415
2,623		Kaydon Corp	90,100
6,448		Kennametal, Inc	143,081
463	*	Key Technology, Inc	8,746
7,186	*	Kulicke & Soffa Industries, Inc	12,216
10,520	*	Lam Research Corp	223,866
4,105		Lennox International, Inc	132,550
7,546	*	Lexmark International, Inc (Class A)	202,987
1,092		Lindsay Manufacturing Co	34,715
1,312		Lufkin Industries, Inc	45,264
15,746		Manitowoc Co, Inc	136,360
1,232		Met-Pro Corp	16,410
6,470	*	Micros Systems, Inc	105,590
1,396	*	Middleby Corp	38,069
2,202		Modine Manufacturing Co	10,724
407		Nacco Industries, Inc (Class A)	15,226
1,747	*	NATCO Group, Inc (Class A)	26,519
976	*	Natural Gas Services Group, Inc	9,887
3,243	*	Netezza Corp	21,534
4,039	*	Netgear, Inc	46,085
1,984		NN, Inc	4,543
2,745		Nordson Corp	88,636

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,103	*	Oil States International, Inc	$76,685
11,065		Pall Corp	314,578
8,366		Palm, Inc	25,684
18,681		Pitney Bowes, Inc	475,992
1,042	*	PMFG, Inc	9,962
11,592	*	Quantum Corp	4,173
2,563	*	Rackable Systems, Inc	10,098
2,125	*	RBC Bearings, Inc	43,095
749	*	Rimage Corp	10,044
4,575	*	Riverbed Technology, Inc	52,109
2,484		Robbins & Myers, Inc	40,166
8,149	*	Safeguard Scientifics, Inc	5,623
23,339	*	SanDisk Corp	224,054
801		Sauer-Danfoss, Inc	7,009
1,906	*	Scansource, Inc	36,729
5,336	*	Scientific Games Corp (Class A)	93,593
2,131	m,v,*	Seagate Technology	0
45,315		Seagate Technology, Inc	200,745
861	*	Semitool, Inc	2,626
2,487	*	Sigma Designs, Inc	23,627
5,319		SPX Corp	215,685
1,958		Standex International Corp	38,847
2,311	*	STEC, Inc	9,845
1,852	*	Super Micro Computer, Inc	11,723
1,020	*	T-3 Energy Services, Inc	9,629
1,238	*	Tecumseh Products Co	11,823
1,792		Tennant Co	27,597
16,819	*	Teradata Corp	249,426
10,381	*	Terex Corp	179,799
1,120	*	Thermadyne Holdings Corp	7,694
6,774		Timken Co	132,974
3,187		Toro Co	105,171
3,559	*	TurboChef Technologies, Inc	17,475
668		Twin Disc, Inc	4,603
1,844	*	Ultratech, Inc	22,054
11,286	*	Varian Medical Systems, Inc	395,461
5,573	*	VeriFone Holdings, Inc	27,308
1,876		Watsco, Inc	72,038
20,285	*	Western Digital Corp	232,263
4,818		Woodward Governor Co	110,910
5,840	*	Zebra Technologies Corp (Class A)	118,318
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	39,040,607

INSTRUMENTS AND RELATED PRODUCTS - 3.79%
2,308	*	Abaxis, Inc	36,997
3,967	*	Abiomed, Inc	65,138
3,015	*	Accuray, Inc	15,557
8,605	*	Advanced Medical Optics, Inc	56,879
5,423	*	Affymetrix, Inc	16,215
31,848	*	Agilent Technologies, Inc	497,784
5,548	*	Align Technology, Inc	48,545
27,374		Allergan, Inc	1,103,720
7,499	*	American Medical Systems Holdings, Inc	67,416
911		American Science & Engineering, Inc	67,378

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,240		Analogic Corp	$33,827
1,598	*	Anaren, Inc	19,096
2,859	*	Angiodynamics, Inc	39,140
929	*	Argon ST, Inc	17,521
1,986	*	Arthrocare Corp	9,473
118		Atrion Corp	11,458
1,381	*	Axsys Technologies, Inc	75,762
1,270		Badger Meter, Inc	36,855
8,947		Bard (C.R.), Inc	753,874
56,553		Baxter International, Inc	3,030,676
5,747		Beckman Coulter, Inc	252,523
22,157		Becton Dickinson & Co	1,515,318
1,659	*	Bio-Rad Laboratories, Inc (Class A)	124,939
134,252	*	Boston Scientific Corp	1,039,110
4,735	*	Bruker BioSciences Corp	19,129
4,004	*	Caliper Life Sciences, Inc	3,884
845	*	Cantel Medical Corp	12,396
1,607	*	Cardiac Science Corp	12,053
5,138	*	Cepheid, Inc	53,332
1,949	*	Coherent, Inc	41,826
1,401		Cohu, Inc	17,022
3,029	*	Conmed Corp	72,514
3,717		Cooper Cos, Inc	60,959
44,803		Covidien Ltd	1,623,661
1,933	*	Cyberonics, Inc	32,030
565	*	Cynosure, Inc (Class A)	5,158
23,268		Danaher Corp	1,317,201
1,483		Datascope Corp	77,472
13,295		Dentsply International, Inc	375,451
4,081	*	Depomed, Inc	6,734
2,127	*	DexCom, Inc	5,871
1,785	*	Dionex Corp	80,057
588	*	DXP Enterprises, Inc	8,591
26,741		Eastman Kodak Co	175,956
70,675		Emerson Electric Co	2,587,412
2,297	*	ESCO Technologies, Inc	94,062
2,397	*	Esterline Technologies Corp	90,822
5,760	*	ev3, Inc	35,136
558	*	Exactech, Inc	9,397
1,932	*	FARO Technologies, Inc	32,574
3,922	*	FEI Co	73,969
900	*	FGX International Holdings Ltd	12,366
12,424	*	Flir Systems, Inc	381,168
6,151	*	Formfactor, Inc	89,805
3,552	*	Fossil, Inc	59,318
12,405		Garmin Ltd	237,803
2,619	*	Haemonetics Corp	147,974
3,693	*	Hanger Orthopedic Group, Inc	53,585
1,104	*	Herley Industries, Inc	13,557
5,475		Hillenbrand, Inc	91,323
23,428	*	Hologic, Inc	306,204
803	*	ICU Medical, Inc	26,611
1,409	*	I-Flow Corp	6,763
2,308	*	II-VI, Inc	44,060

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,088	*	Illumina, Inc	$288,842
1,070	*	Insulet Corp	8,260
1,647	*	Integra LifeSciences Holdings Corp	58,584
3,386	*	Intuitive Surgical, Inc	429,988
2,614		Invacare Corp	40,569
14,970	*	ION Geophysical Corp	51,347
1,475	*	IRIS International, Inc	20,562
2,788	*	Itron, Inc	177,707
2,349	*	Ixia	13,577
730	*	Kensey Nash Corp	14,169
15,562		Kla-Tencor Corp	339,096
5,751	*	Kopin Corp	11,732
194	*	K-Tron International, Inc	15,501
5,337	*	L-1 Identity Solutions, Inc	35,971
992	*	LaBarge, Inc	14,235
5,167	*	LTX-Credence Corp	1,395
1,386	*	Lydall, Inc	7,970
3,760	*	Masimo Corp	112,161
708	*	Measurement Specialties, Inc	4,921
911	*	Medical Action Industries, Inc	9,110
101,621		Medtronic, Inc	3,192,931
3,404		Mentor Corp	105,286
2,564	*	Merit Medical Systems, Inc	45,973
3,306	*	Mettler-Toledo International, Inc	222,824
1,111	*	Micrus Endovascular Corp	12,899
5,093	*	Millipore Corp	262,391
2,677		Mine Safety Appliances Co	64,007
5,445	*	MKS Instruments, Inc	80,532
1,160		Movado Group, Inc	10,892
1,493		MTS Systems Corp	39,774
5,964		National Instruments Corp	145,283
2,272	*	Natus Medical, Inc	29,422
1,198	*	Neogen Corp	29,926
3,159	*	Newport Corp	21,418
3,172	*	NuVasive, Inc	109,910
1,473	*	NxStage Medical, Inc	3,933
1,201	*	Orthofix International NV	18,411
5,253	*	Orthovita, Inc	17,808
258	*	OYO Geospace Corp	4,507
1,095	*	Palomar Medical Technologies, Inc	12,625
9,704		PerkinElmer, Inc	134,983
38,391		Raytheon Co	1,959,477
7,316	*	Resmed, Inc	274,204
13,074		Rockwell Automation, Inc	421,506
14,664		Rockwell Collins, Inc	573,216
3,514	*	Rofin-Sinar Technologies, Inc	72,318
7,911		Roper Industries, Inc	343,417
1,888	*	Rudolph Technologies, Inc	6,665
6,894	*	Sirf Technology Holdings, Inc	8,824
1,128	*	Sirona Dental Systems, Inc	11,844
1,023	*	Somanetics Corp	16,890
1,326	*	Sonic Solutions, Inc	2,334
1,231	*	SonoSite, Inc	23,487
2,046	*	Spectranetics Corp	5,340

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
30,980	*	St. Jude Medical, Inc	$1,021,101
5,940	*	Star Scientific, Inc	22,750
2,010	*	Stereotaxis, Inc	8,844
4,809		STERIS Corp	114,887
27,997		Stryker Corp	1,118,480
3,638	*	Symmetry Medical, Inc	28,995
1,050	*	Synovis Life Technologies, Inc	19,677
3,784		Techne Corp	244,144
2,964	*	Teledyne Technologies, Inc	132,046
13,384	*	Teradyne, Inc	56,480
37,218	*	Thermo Electron Corp	1,268,016
5,078	*	Thoratec Corp	164,984
1,033	*	Trans1, Inc	7,448
11,234	*	Trimble Navigation Ltd	242,767
2,586	*	Varian, Inc	86,657
2,601	*	Veeco Instruments, Inc	16,490
1,742	*	Vital Images, Inc	24,231
6,603	*	Vivus, Inc	35,128
1,050	*	Vnus Medical Technologies, Inc	17,031
3,892	*	Volcano Corp	58,380
8,870	*	Waters Corp	325,086
2,962	*	Wright Medical Group, Inc	60,514
79,299		Xerox Corp	632,013
21,173	*	Zimmer Holdings, Inc	855,813
2,044	*	Zoll Medical Corp	38,611
1,229	*	Zygo Corp	8,492
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,880,426

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
24,545		AON Corp	1,121,215
10,703		Brown & Brown, Inc	223,693
2,461	*	Crawford & Co (Class B)	35,783
9,004		Gallagher (Arthur J.) & Co	233,294
29,621		Hartford Financial Services Group, Inc	486,377
491		Life Partners Holdings, Inc	21,427
45,625		Marsh & McLennan Cos, Inc	1,107,319
7,173		National Financial Partners Corp	21,806
854		White Mountains Insurance Group Ltd	228,112
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,479,026

INSURANCE CARRIERS - 3.61%
43,098		Aetna, Inc	1,228,293
43,188		Aflac, Inc	1,979,737
419	*	Alleghany Corp	118,158
4,126		Allied World Assurance Holdings Ltd	167,516
49,063		Allstate Corp	1,607,303
32,591		Ambac Financial Group, Inc	42,368
8,021		American Equity Investment Life Holding Co	56,147
6,425		American Financial Group, Inc	147,004
190,265		American International Group, Inc	298,716
1,288		American National Insurance Co	94,964
1,012		American Physicians Capital, Inc	48,677
850	*	American Safety Insurance Holdings Ltd	11,229

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,255	*	AMERIGROUP Corp	$155,128
1,343	*	Amerisafe, Inc	27,572
1,831		Amtrust Financial Services, Inc	21,240
4,136	*	Arch Capital Group Ltd	289,934
2,387	*	Argo Group International Holdings Ltd	80,967
7,088		Aspen Insurance Holdings Ltd	171,884
10,819		Assurant, Inc	324,570
5,095		Assured Guaranty Ltd	58,083
13,605		Axis Capital Holdings Ltd	396,178
711		Baldwin & Lyons, Inc (Class B)	12,933
2,711		Castlepoint Holdings Ltd	36,761
2,904	*	Catalyst Health Solutions, Inc	70,712
3,736	*	Centene Corp	73,637
33,516		Chubb Corp	1,709,315
25,242		Cigna Corp	425,328
12,892		Cincinnati Financial Corp	374,770
2,569	*	Citizens, Inc (Class A)	24,919
1,739		CNA Financial Corp	28,589
1,063	*	CNA Surety Corp	20,410
27,944	*	Conseco, Inc	144,750
3,312		Delphi Financial Group, Inc (Class A)	61,073
419		Donegal Group, Inc (Class A)	7,027
178		EMC Insurance Group, Inc	4,566
5,830		Employers Holdings, Inc	96,195
4,367		Endurance Specialty Holdings Ltd	133,325
506	*	Enstar Group Ltd	29,925
3,198		Erie Indemnity Co (Class A)	120,341
5,481		Everest Re Group Ltd	417,323
1,117		FBL Financial Group, Inc (Class A)	17,258
19,550		Fidelity National Title Group, Inc (Class A)	347,013
1,688	*	First Acceptance Corp	4,895
8,288		First American Corp	239,440
906	*	First Mercury Financial Corp	12,920
2,490		Flagstone Reinsurance Holdings Ltd	24,327
665	*	Fpic Insurance Group, Inc	29,114
44,865		Genworth Financial, Inc (Class A)	126,968
2,355	*	Greenlight Capital Re Ltd (Class A)	30,591
4,147		Hanover Insurance Group, Inc	178,197
1,021		Harleysville Group, Inc	35,459
10,651		HCC Insurance Holdings, Inc	284,914
8,785	*	Health Net, Inc	95,669
4,375	*	Healthspring, Inc	87,369
2,772		Horace Mann Educators Corp	25,475
15,034	*	Humana, Inc	560,468
477		Independence Holding Co	1,722
1,955		Infinity Property & Casualty Corp	91,357
4,642		IPC Holdings Ltd	138,796
246		Kansas City Life Insurance Co	10,664
15,991		Leucadia National Corp	316,622
23,377		Lincoln National Corp	440,423
27,350		Loews Corp	772,638
3,977		Maiden Holdings Ltd	12,448
934	*	Markel Corp	279,266
4,401		Max Re Capital Ltd	77,898

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,109	*	MBIA, Inc	$98,124
3,360		Meadowbrook Insurance Group, Inc	21,638
2,949		Mercury General Corp	135,625
45,827		Metlife, Inc	1,597,528
22,716		MGIC Investment Corp	79,052
2,717	*	Molina Healthcare, Inc	47,846
8,145		Montpelier Re Holdings Ltd	136,755
1,070		National Interstate Corp	19,121
147		National Western Life Insurance Co (Class A)	24,868
4,364		Nationwide Financial Services, Inc (Class A)	227,844
1,310	*	Navigators Group, Inc	71,932
393		NYMAGIC, Inc	7,487
2,512		Odyssey Re Holdings Corp	130,147
18,927		Old Republic International Corp	225,610
2,079		OneBeacon Insurance Group Ltd (Class A)	21,705
5,019		PartnerRe Ltd	357,704
16,915		Phoenix Cos, Inc	55,312
4,647		Platinum Underwriters Holdings Ltd	167,664
2,758	*	PMA Capital Corp (Class A)	19,527
6,414		PMI Group, Inc	12,507
1,376		Presidential Life Corp	13,609
3,319	*	Primus Guaranty Ltd	3,784
23,206		Principal Financial Group	523,759
2,765	*	ProAssurance Corp	145,937
61,177		Progressive Corp	906,031
9,574		Protective Life Corp	137,387
39,048		Prudential Financial, Inc	1,181,591
8,338		Radian Group, Inc	30,684
1,708	*	RadNet, Inc	5,722
5,532		Reinsurance Group of America, Inc (Class A)	236,880
5,286		RenaissanceRe Holdings Ltd	272,546
2,051		RLI Corp	125,439
1,566		Safety Insurance Group, Inc	59,602
1,144	*	SeaBright Insurance Holdings, Inc	13,431
5,578		Selective Insurance Group, Inc	127,904
4,232		Stancorp Financial Group, Inc	176,771
1,335		State Auto Financial Corp	40,130
1,175		Stewart Information Services Corp	27,601
7,639		Torchmark Corp	341,463
1,672		Tower Group, Inc	47,167
2,197		Transatlantic Holdings, Inc	88,012
53,906		Travelers Cos, Inc	2,436,550
900	*	Triple-S Management Corp (Class B)	10,350
1,801	*	United America Indemnity Ltd (Class A)	23,071
1,880		United Fire & Casualty Co	58,412
110,518		UnitedHealth Group, Inc	2,939,778
3,532		Unitrin, Inc	56,300
3,755	*	Universal American Financial Corp	33,119
30,102		UnumProvident Corp	559,897
6,642		Validus Holdings Ltd	173,755
12,603		W.R. Berkley Corp	390,693
3,656	*	WellCare Health Plans, Inc	47,016
47,648	*	WellPoint, Inc	2,007,410
117		Wesco Financial Corp	33,684

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
32,843		XL Capital Ltd (Class A)	$121,519
3,038		Zenith National Insurance Corp	95,910
		TOTAL INSURANCE CARRIERS	32,310,388

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,660	*	China Fire & Security Group, Inc	11,305
10,692	*	Corrections Corp of America	174,921
5,530	*	Geo Group, Inc	99,706
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	285,932

LEATHER AND LEATHER PRODUCTS - 0.11%
30,122	*	Coach, Inc	625,634
6,919	*	CROCS, Inc	8,580
1,742	*	Genesco, Inc	29,475
4,946	*	Iconix Brand Group, Inc	48,372
1,492	*	Steven Madden Ltd	31,809
6,846	*	Timberland Co (Class A)	79,071
1,104		Weyco Group, Inc	36,487
4,349		Wolverine World Wide, Inc	91,503
		TOTAL LEATHER AND LEATHER PRODUCTS	950,931

LEGAL SERVICES - 0.03%
4,601	*	FTI Consulting, Inc	205,572
651	*	Pre-Paid Legal Services, Inc	24,276
		TOTAL LEGAL SERVICES	229,848

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,680	*	Emergency Medical Services Corp (Class A)	61,505
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	61,505

LUMBER AND WOOD PRODUCTS - 0.01%
640		American Woodmark Corp	11,667
6,392	*	Champion Enterprises, Inc	3,580
1,343		Deltic Timber Corp	61,442
8,485		Louisiana-Pacific Corp	13,237
508		Skyline Corp	10,155
1,139		Universal Forest Products, Inc	30,650
		TOTAL LUMBER AND WOOD PRODUCTS	130,731

METAL MINING - 0.39%
3,613	*	Allied Nevada Gold Corp	18,282
5,768	*	Apex Silver Mines Ltd	5,653
11,068		Cleveland-Cliffs, Inc	283,451
49,504	*	Coeur d'Alene Mines Corp	43,564
3,682		Foundation Coal Holdings, Inc	51,622
33,774		Freeport-McMoRan Copper & Gold, Inc (Class B)	825,436
10,241	*	Hecla Mining Co	28,675
39,504		Newmont Mining Corp	1,607,812
6,532	*	Patriot Coal Corp	40,825
4,229	*	Rosetta Resources, Inc	29,941
3,405		Royal Gold, Inc	167,560
3,890	*	ShengdaTech, Inc	13,693
19,671		Southern Copper Corp	315,916
3,801	*	Stillwater Mining Co	18,777

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,918	*	Uranium Resources, Inc	$3,787
		TOTAL METAL MINING	3,454,994

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
1,767		Armstrong World Industries, Inc	38,203
1,955		Blyth, Inc	15,327
7,547		Callaway Golf Co	70,112
3,000		Daktronics, Inc	28,080
11,128		Hasbro, Inc	324,604
2,794	*	Intrepid Potash, Inc	58,031
2,532	*	Jakks Pacific, Inc	52,235
2,221	*	Leapfrog Enterprises, Inc	7,774
396		Marine Products Corp	2,226
31,829		Mattel, Inc	509,263
6,359	*	Nautilus, Inc	14,053
1,490	*	RC2 Corp	15,898
634	*	Russ Berrie & Co, Inc	1,883
3,210	*	Shuffle Master, Inc	15,922
569	*	Steinway Musical Instruments, Inc	9,963
42,951		Tyco International Ltd	927,742
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,091,316

MISCELLANEOUS RETAIL - 1.23%
2,238	*	1-800-FLOWERS.COM, Inc (Class A)	8,549
29,084	*	Amazon.com, Inc	1,491,427
3,134		Barnes & Noble, Inc	47,010
1,344		Big 5 Sporting Goods Corp	7,002
1,266	*	Blue Nile, Inc	31,004
4,275	*	Borders Group, Inc	1,710
918	*	Build-A-Bear Workshop, Inc	4,461
3,805	*	Cabela's, Inc	22,183
2,380		Cash America International, Inc	65,093
3,455	*	CKX, Inc	12,680
4,691	*	Coldwater Creek, Inc	13,369
128,629		CVS Corp	3,696,798
9,630	*	Dick's Sporting Goods, Inc	135,879
7,909	*	Dollar Tree, Inc	330,596
6,969	*	Drugstore.Com	8,642
3,847	*	Ezcorp, Inc (Class A)	58,513
2,096	*	GSI Commerce, Inc	22,050
2,889	*	Hibbett Sports, Inc	45,386
2,919	*	HSN, Inc	21,221
2,684	*	Jo-Ann Stores, Inc	41,575
3,992	*	Marvel Entertainment, Inc	122,754
3,771		MSC Industrial Direct Co (Class A)	138,886
2,988		Nutri/System, Inc	43,595
23,188	*	Office Depot, Inc	69,100
6,672		OfficeMax, Inc	50,974
1,624	*	Overstock.com, Inc	17,507
886	*	PC Mall, Inc	3,553
12,271		Petsmart, Inc	226,400
3,600	*	Priceline.com, Inc	265,140
963		Pricesmart, Inc	19,896
43,742	*	Rite Aid Corp	13,560

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,063	*	Shutterfly, Inc	$7,430
7,930		Signet Jewelers Ltd	68,753
1,216	*	Stamps.com, Inc	11,953
62,537		Staples, Inc	1,120,664
1,129		Systemax, Inc	12,159
11,366		Tiffany & Co	268,579
89,942		Walgreen Co	2,218,870
2,737		World Fuel Services Corp	101,269
2,870	*	Zale Corp	9,557
1,933	*	Zumiez, Inc	14,401
		TOTAL MISCELLANEOUS RETAIL	10,870,148

MOTION PICTURES - 0.68%
1,148	*	Ascent Media Corp (Series A)	25,072
3,122	*	Avid Technology, Inc	34,061
15,402	*	Blockbuster, Inc (Class A)	19,407
2,032		Cinemark Holdings, Inc	15,098
11,487	*	Discovery Communications, Inc (Class A)	162,656
14,317	*	Discovery Communications, Inc (Class C)	191,705
7,735	*	DreamWorks Animation SKG, Inc (Class A)	195,386
1,062	*	Gaiam, Inc (Class A)	4,906
6,740	*	Macrovision Solutions Corp	85,261
3,000		National CineMedia, Inc	30,420
210,379		News Corp (Class A)	1,912,345
6,662		Regal Entertainment Group (Class A)	68,019
322,591		Time Warner, Inc	3,245,265
12,040	*	tw telecom inc (Class A)	101,979
		TOTAL MOTION PICTURES	6,091,580

NONDEPOSITORY INSTITUTIONS - 0.59%
4,721		Advance America Cash Advance Centers, Inc	8,923
2,678		Advanta Corp (Class B)	5,597
22,743		American Capital Ltd	73,687
89,652		American Express Co	1,663,044
15,785	*	AmeriCredit Corp	120,597
11,634		Apollo Investment Corp	108,313
8,582		Ares Capital Corp	54,324
5,840	*	Boise, Inc	2,511
33,109		Capital One Financial Corp	1,055,846
23,328		CapitalSource, Inc	107,775
12,370		Chimera Investment Corp	42,677
32,253		CIT Group, Inc	146,429
1,560	*	CompuCredit Corp	8,627
639	*	Credit Acceptance Corp	8,754
43,276		Discover Financial Services	412,420
1,148	*	Encore Capital Group, Inc	8,266
556		Federal Agricultural Mortgage Corp (Class C)	1,946
52,901		Federal Home Loan Mortgage Corp	38,618
86,850		Federal National Mortgage Association	66,006
3,088		Financial Federal Corp	71,858
1,940	*	First Cash Financial Services, Inc	36,976
6,161	*	First Marblehead Corp	7,948
1,812		Gladstone Investment Corp	8,897
3,730		GLG Partners, Inc	8,467

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,065	*	Guaranty Financial Group, Inc	$8,000
1,694		Hercules Technology Growth Capital, Inc	13,416
1,400		Kohlberg Capital Corp	5,096
9,445		Lender Processing Services, Inc	278,155
6,389		MCG Capital Corp	4,536
1,192		Medallion Financial Corp	9,095
2,076	*	Mercadolibre, Inc	34,067
825	*	Mitcham Industries, Inc	3,275
1,264		Nelnet, Inc (Class A)	18,113
965	*	NewStar Financial, Inc	3,850
1,747		NGP Capital Resources Co	14,622
3,033	*	Ocwen Financial Corp	27,843
1,325		Patriot Capital Funding, Inc	4,823
1,437		PennantPark Investment Corp	5,188
3,898	*	PHH Corp	49,622
43,349	*	SLM Corp	385,806
293		Student Loan Corp	12,013
22,684		Textron, Inc	314,627
5,000	*	thinkorswim Group, Inc	28,100
486	*	Tree.com, Inc	1,264
1,438	*	World Acceptance Corp	28,415
		TOTAL NONDEPOSITORY INSTITUTIONS	5,318,432

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
2,631		AMCOL International Corp	55,119
2,669		Compass Minerals International, Inc	156,564
7,045	*	General Moly, Inc	8,313
9,729		Vulcan Materials Co	676,944
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	896,940

OIL AND GAS EXTRACTION - 3.92%
3,365	*	Abraxas Petroleum Corp	2,423
42,152		Anadarko Petroleum Corp	1,624,959
30,030		Apache Corp	2,238,135
676		APCO Argentina, Inc	18,002
746	*	Approach Resources, Inc	5,453
4,284	*	Arena Resources, Inc	120,338
2,974		Atlas America, Inc	44,164
6,729	*	ATP Oil & Gas Corp	39,365
4,578	*	Atwood Oceanics, Inc	69,952
27,353		Baker Hughes, Inc	877,211
3,357	*	Basic Energy Services, Inc	43,775
3,401		Berry Petroleum Co (Class A)	25,712
2,998	*	Bill Barrett Corp	63,348
26,494		BJ Services Co	309,185
3,062	*	BMB Munai, Inc	4,256
3,760	*	Brigham Exploration Co	12,032
2,820	*	Bronco Drilling Co, Inc	18,217
9,430		Cabot Oil & Gas Corp	245,180
3,928	*	Cal Dive International, Inc	25,571
2,233	*	Callon Petroleum Co	5,806
19,416	*	Cameron International Corp	398,028
3,112	*	Cano Petroleum, Inc	1,369

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,238	*	Carrizo Oil & Gas, Inc	$36,032
9,450	*	Cheniere Energy, Inc	26,933
51,153		Chesapeake Energy Corp	827,144
6,790		Cimarex Energy Co	181,836
445	*	Clayton Williams Energy, Inc	20,221
3,502	*	CNX Gas Corp	95,605
3,961	*	Complete Production Services, Inc	32,282
4,583	*	Comstock Resources, Inc	216,547
5,487	*	Concho Resources, Inc	125,213
1,277	*	Contango Oil & Gas Co	71,895
2,499	*	Continental Resources, Inc	51,754
616	*	Dawson Geophysical Co	10,971
5,491	*	Delta Petroleum Corp	26,137
22,637	*	Denbury Resources, Inc	247,196
40,055		Devon Energy Corp	2,632,013
6,148		Diamond Offshore Drilling, Inc	362,363
668	*	Double Eagle Petroleum Co	4,689
4,326	*	Encore Acquisition Co	110,400
9,303	*	Endeavour International Corp	4,652
2,414	*	Energy Partners Ltd	3,259
1,100	*	Energy Recovery, Inc	8,338
5,767		Energy XXI Bermuda Ltd	4,556
12,596		ENSCO International, Inc	357,600
22,296		EOG Resources, Inc	1,484,467
11,553		Equitable Resources, Inc	387,603
14,478	*	EXCO Resources, Inc	131,171
5,295	*	Exterran Holdings, Inc	112,784
8,761	*	Forest Oil Corp	144,469
2,564	*	FX Energy, Inc	7,154
7,722	*	Gasco Energy, Inc	3,012
5,057	*	GeoGlobal Resources, Inc	8,091
504	*	Geokinetics, Inc	1,245
1,491	*	Geomet, Inc	2,565
1,240	*	Georesources, Inc	10,776
10,341	*	Global Industries Ltd	36,090
1,548	*	GMX Resources, Inc	39,195
2,529	*	Goodrich Petroleum Corp	75,744
2,151	*	Gulfport Energy Corp	8,496
77,675		Halliburton Co	1,412,131
3,621	*	Harvest Natural Resources, Inc	15,570
11,415	*	Helix Energy Solutions Group, Inc	82,645
9,719		Helmerich & Payne, Inc	221,107
14,543	*	Hercules Offshore, Inc	69,079
1,275		Houston American Energy Corp	4,310
710		Kayne Anderson Energy Development Co	5,332
17,223	*	Key Energy Services, Inc	75,953
7,211	*	Mariner Energy, Inc	73,552
8,501	*	McMoRan Exploration Co	83,310
9,213	*	Meridian Resource Corp	5,251
24,826	*	Nabors Industries Ltd	297,167
37,076	*	National Oilwell Varco, Inc	906,137
11,872	*	Newfield Exploration Co	234,472
8,709	*	Newpark Resources, Inc	32,223
24,190		Noble Corp	534,357

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,630		Noble Energy, Inc	$769,309
1,623	*	Northern Oil And Gas, Inc	4,220
74,105		Occidental Petroleum Corp	4,445,558
4,512	*	Oceaneering International, Inc	131,480
14,732	*	Oilsands Quest, Inc	10,754
611		Panhandle Oil and Gas, Inc (Class A)	10,998
3,901	*	Parallel Petroleum Corp	7,841
8,740	*	Parker Drilling Co	25,346
12,819		Patterson-UTI Energy, Inc	147,547
3,324		Penn Virginia Corp	86,358
416	m,v,*	Petrocorp, Inc	0
23,030	*	PetroHawk Energy Corp	359,959
1,462	*	Petroleum Development Corp	35,190
3,247	*	Petroquest Energy, Inc	21,950
4,643	*	Pioneer Drilling Co	25,862
9,786		Pioneer Natural Resources Co	158,337
9,907	*	Plains Exploration & Production Co	230,239
2,688		Precision Drilling Trust	22,549
15,059	*	Pride International, Inc	240,643
1,600	*	Quest Resource Corp	704
12,882	*	Quicksilver Resources, Inc	71,753
3,028	*	RAM Energy Resources, Inc	2,665
13,642		Range Resources Corp	469,148
1,130	*	Rex Energy Corp	3,322
8,984		Rowan Cos, Inc	142,846
2,562		RPC, Inc	25,005
109,696		Schlumberger Ltd	4,643,431
1,932	*	SEACOR Holdings, Inc	128,768
18,820		Smith International, Inc	430,790
30,412	*	Southwestern Energy Co	881,036
5,027		St. Mary Land & Exploration Co	102,098
2,582	*	Stone Energy Corp	28,454
8,618	*	Sulphco, Inc	8,101
6,478	*	Superior Energy Services	103,195
1,628	*	Superior Well Services, Inc	16,280
2,664	*	Swift Energy Co	44,782
6,751	*	Tetra Technologies, Inc	32,810
4,919		Tidewater, Inc	198,088
1,946	*	Toreador Resources Corp	10,684
1,429	*	Trico Marine Services, Inc	6,388
1,902	*	Tri-Valley Corp	3,424
3,774	*	TXCO Resources, Inc	5,623
1,041	*	Union Drilling, Inc	5,403
3,946	*	Unit Corp	105,437
6,545	*	Vaalco Energy, Inc	48,695
1,659	*	Venoco, Inc	4,496
2,427		W&T Offshore, Inc	34,755
5,521	*	Warren Resources, Inc	10,987
61,238	*	Weatherford International Ltd	662,595
3,425	*	Whiting Petroleum Corp	114,601
7,449	*	Willbros Group, Inc	63,093
50,084		XTO Energy, Inc	1,766,462
		TOTAL OIL AND GAS EXTRACTION	35,065,634

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.41%
5,337	*	AbitibiBowater, Inc	$2,508
9,165		Bemis Co	217,027
5,036	*	Buckeye Technologies, Inc	18,331
3,976	*	Cenveo, Inc	17,693
38,287	*	Domtar Corporation	63,939
4,692		Glatfelter	43,636
11,931	*	Graphic Packaging Holding Co	13,601
2,721		Greif, Inc (Class A)	90,963
38,021		International Paper Co	448,648
37,969		Kimberly-Clark Corp	2,002,485
14,378		MeadWestvaco Corp	160,890
5,591	*	Mercer International, Inc	10,735
1,091		Neenah Paper, Inc	9,644
8,309		Packaging Corp of America	111,839
3,088		Rock-Tenn Co (Class A)	105,548
1,100		Schweitzer-Mauduit International, Inc	22,022
21,789	*	Smurfit-Stone Container Corp	5,556
9,142		Sonoco Products Co	211,729
17,451		Temple-Inland, Inc	83,765
6,038		Wausau Paper Corp	69,075
		TOTAL PAPER AND ALLIED PRODUCTS	3,709,634

PERSONAL SERVICES - 0.16%
11,856		Cintas Corp	275,414
2,416	*	Coinstar, Inc	47,136
2,089		G & K Services, Inc (Class A)	42,240
29,552		H&R Block, Inc	671,422
2,460		Jackson Hewitt Tax Service, Inc	38,597
3,440		Regis Corp	49,983
8,257	*	Sally Beauty Holdings, Inc	46,982
21,386		Service Corp International	106,288
1,231	*	Steiner Leisure Ltd	36,339
1,120		Unifirst Corp	33,253
3,142		Weight Watchers International, Inc	92,438
		TOTAL PERSONAL SERVICES	1,440,092

PETROLEUM AND COAL PRODUCTS - 7.31%
1,047		Alon USA Energy, Inc	9,580
3,015	*	American Oil & Gas, Inc	2,412
5,778		Ashland, Inc	60,727
188,506		Chevron Corp	13,943,788
138,776		ConocoPhillips	7,188,597
1,500	*	CVR Energy, Inc	6,000
440		Delek US Holdings, Inc	2,328
479,491		Exxon Mobil Corp	38,277,766
8,621		Frontier Oil Corp	108,883
28,107	*	Gran Tierra Energy, Inc	78,700
3,218	*	Headwaters, Inc	21,722
25,365		Hess Corp	1,360,579
3,598		Holly Corp	65,592
64,077		Marathon Oil Corp	1,753,147
17,070		Murphy Oil Corp	757,055

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
834		Quaker Chemical Corp	$13,719
8,600	*	SandRidge Energy, Inc	52,890
10,444		Sunoco, Inc	453,896
11,252		Tesoro Corp	148,189
47,536		Valero Energy Corp	1,028,679
1,308		WD-40 Co	37,003
5,038		Western Refining, Inc	39,095
		TOTAL PETROLEUM AND COAL PRODUCTS	65,410,347

PIPELINES, EXCEPT NATURAL GAS - 0.10%
56,249		Spectra Energy Corp	885,359
		TOTAL PIPELINES, EXCEPT NATURAL GAS	885,359

PRIMARY METAL INDUSTRIES - 0.72%
13,338		AK Steel Holding Corp	124,310
71,935		Alcoa, Inc	809,988
9,186		Allegheny Technologies, Inc	234,519
3,666		Belden CDT, Inc	76,546
1,752	*	Brush Engineered Materials, Inc	22,285
3,808		Carpenter Technology Corp	78,216
5,749	*	Century Aluminum Co	57,490
637	*	Coleman Cable, Inc	2,886
8,211	*	CommScope, Inc	127,599
140,218		Corning, Inc	1,336,277
1,929		Encore Wire Corp	36,574
1,161	*	Fushi Copperweld, Inc	6,118
7,165	*	General Cable Corp	126,749
2,670	*	General Steel Holdings, Inc	10,520
2,409		Gibraltar Industries, Inc	28,763
1,264	*	Haynes International, Inc	31,120
2,812	*	Horsehead Holding Corp	13,216
4,765		Hubbell, Inc (Class B)	155,720
3,254		Matthews International Corp (Class A)	119,357
1,995	*	Metalico, Inc	3,092
3,036		Mueller Industries, Inc	76,143
639	*	Northwest Pipe Co	27,228
28,379		Nucor Corp	1,311,111
735		Olympic Steel, Inc	14,972
12,535		Precision Castparts Corp	745,582
1,766	*	RTI International Metals, Inc	25,271
1,808		Schnitzer Steel Industries, Inc (Class A)	68,071
16,005		Steel Dynamics, Inc	178,936
2,048		Texas Industries, Inc	70,656
6,441		Titanium Metals Corp	56,745
1,985		Tredegar Corp	36,087
10,960		United States Steel Corp	407,712
475	*	Universal Stainless & Alloy	6,883
4,916		Worthington Industries, Inc	54,174
		TOTAL PRIMARY METAL INDUSTRIES	6,480,916

PRINTING AND PUBLISHING - 0.27%
8,585	*	ACCO Brands Corp	29,618
1,334		AH Belo Corp (Class A)	2,908
3,989		American Greetings Corp (Class A)	30,197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,671		Belo (A.H.) Corp (Class A)	$10,407
2,149		Bowne & Co, Inc	12,636
1,830	*	China Information Security Technology, Inc	6,588
763	*	Consolidated Graphics, Inc	17,274
738		Courier Corp	13,210
509		CSS Industries, Inc	9,030
1,765	*	Dolan Media Co	11,631
5,076		Dun & Bradstreet Corp	391,867
1,468		Ennis, Inc	17,777
2,507		EW Scripps Co (Class A)	5,540
18,735		Gannett Co, Inc	149,880
4,449		Harte-Hanks, Inc	27,762
3,702		John Wiley & Sons, Inc (Class A)	131,717
2,531		Journal Communications, Inc (Class A)	6,201
9,470		Lee Enterprises, Inc	3,883
1,457	*	Martha Stewart Living Omnimedia, Inc (Class A)	3,788
3,476		McClatchy Co (Class A)	2,781
28,775		McGraw-Hill Cos, Inc	667,293
1,484		Media General, Inc (Class A)	2,597
3,925		Meredith Corp	67,196
3,596	*	MSCI, Inc (Class A)	63,865
612		Multi-Color Corp	9,682
11,647		New York Times Co (Class A)	85,373
1,525	*	Playboy Enterprises, Inc (Class B)	3,294
2,317	*	Presstek, Inc	7,438
3,226		Primedia, Inc	7,000
8,895	*	R.H. Donnelley Corp	3,291
19,332		R.R. Donnelley & Sons Co	262,530
864		Schawk, Inc (Class A)	9,901
2,978		Scholastic Corp	40,441
1,098		Standard Register Co	9,805
5,023	*	Valassis Communications, Inc	6,630
3,805	*	VistaPrint Ltd	70,811
567		Washington Post Co (Class B)	221,272
		TOTAL PRINTING AND PUBLISHING	2,423,114

RAILROAD TRANSPORTATION - 0.80%
25,415		Burlington Northern Santa Fe Corp	1,924,170
37,313		CSX Corp	1,211,553
2,561	*	Genesee & Wyoming, Inc (Class A)	78,111
7,493	*	Kansas City Southern Industries, Inc	142,742
33,824		Norfolk Southern Corp	1,591,419
46,436		Union Pacific Corp	2,219,640
		TOTAL RAILROAD TRANSPORTATION	7,167,635

REAL ESTATE - 0.06%
21,134	*	CB Richard Ellis Group, Inc (Class A)	91,299
406		Consolidated-Tomoka Land Co	15,505
2,600		DuPont Fabros Technology, Inc	5,382
13,353		Forest City Enterprises, Inc (Class A)	89,465
2,565	*	Forestar Real Estate Group, Inc	24,419
691	*	FX Real Estate and Entertainment, Inc	104
7,117		Grubb & Ellis Co	8,825
2,690		Jones Lang LaSalle, Inc	74,513

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,976	*	LoopNet, Inc	$13,476
7,434	*	St. Joe Co	180,795
6,488		Stewart Enterprises, Inc (Class A)	19,529
527	*	Stratus Properties, Inc	6,566
1,745		Thomas Properties Group, Inc	4,520
		TOTAL REAL ESTATE	534,398

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
485	*	AEP Industries, Inc	8,526
10,932		Cooper Tire & Rubber Co	67,341
1,108	*	Deckers Outdoor Corp	88,496
24,407	*	Goodyear Tire & Rubber Co	145,710
1,047	*	Metabolix, Inc	13,318
24,469		Newell Rubbermaid, Inc	239,307
31,906		Nike, Inc (Class B)	1,627,206
2,302		Schulman (A.), Inc	39,134
13,076		Sealed Air Corp	195,355
2,714	*	Skechers U.S.A., Inc (Class A)	34,793
2,697		Spartech Corp	16,883
3,072		Titan International, Inc	25,344
1,849	*	Trex Co, Inc	30,435
6,122		Tupperware Corp	138,969
2,789		West Pharmaceutical Services, Inc	105,340
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,776,157

SECURITY AND COMMODITY BROKERS - 1.86%
19,771		Ameriprise Financial, Inc	461,851
1,473		BlackRock, Inc	197,603
11,484		Broadridge Financial Solutions, Inc	144,009
3,720		Calamos Asset Management, Inc (Class A)	27,528
84,749		Charles Schwab Corp	1,370,391
6,032		CME Group, Inc	1,255,320
1,263		Cohen & Steers, Inc	13,880
162		Diamond Hill Investment Group, Inc	10,530
1,280	*	Duff & Phelps Corp	24,474
35,072	*	E*Trade Financial Corp	40,333
10,182		Eaton Vance Corp	213,924
628		Evercore Partners, Inc (Class A)	7,844
2,000	*	FBR Capital Markets Corp	9,720
1,864	*	FCStone Group, Inc	8,258
7,130		Federated Investors, Inc (Class B)	120,925
13,994		Franklin Resources, Inc	892,537
13,411	*	Friedman Billings Ramsey Group, Inc (Class A)	2,280
465		GAMCO Investors, Inc (Class A)	12,704
7,128		GFI Group, Inc	25,233
39,669		Goldman Sachs Group, Inc	3,347,666
1,525		Greenhill & Co, Inc	106,399
3,331	*	Interactive Brokers Group, Inc (Class A)	59,592
6,290	*	IntercontinentalExchange, Inc	518,548
35,201		Invesco Ltd	508,302
3,758	*	Investment Technology Group, Inc	85,382
17,953		Janus Capital Group, Inc	144,163
10,290		Jefferies Group, Inc	144,677
2,123	*	KBW, Inc	48,829

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,246	*	Knight Capital Group, Inc (Class A)	$149,323
8,719	*	LaBranche & Co, Inc	41,764
7,157	*	Ladenburg Thalmann Financial Services, Inc	5,153
6,671		Lazard Ltd (Class A)	198,396
13,797		Legg Mason, Inc	302,292
2,236	*	MarketAxess Holdings, Inc	18,246
138,605		Merrill Lynch & Co, Inc	1,613,362
10,810	*	MF Global Ltd	22,052
99,402		Morgan Stanley	1,594,408
1,322	*	Morningstar, Inc	46,931
12,362	*	Nasdaq Stock Market, Inc	305,465
23,608		NYSE Euronext	646,387
3,186		optionsXpress Holdings, Inc	42,565
940	*	Penson Worldwide, Inc	7,163
1,448	*	Piper Jaffray Cos	57,572
8,803		Raymond James Financial, Inc	150,795
730		Sanders Morris Harris Group, Inc	4,373
12,697		SEI Investments Co	199,470
2,396	*	Stifel Financial Corp	109,857
3,259		SWS Group, Inc	61,758
23,438		T Rowe Price Group, Inc	830,643
22,041	*	TD Ameritrade Holding Corp	314,084
1,572	*	Thomas Weisel Partners Group, Inc	7,420
834		US Global Investors, Inc (Class A)	4,078
39		Value Line, Inc	1,346
7,106		Waddell & Reed Financial, Inc (Class A)	109,859
440		Westwood Holdings Group, Inc	12,500
		TOTAL SECURITY AND COMMODITY BROKERS	16,660,164

SOCIAL SERVICES - 0.00%**
1,459	*	Capital Senior Living Corp	4,348
889	*	Providence Service Corp	1,289
1,945	*	Res-Care, Inc	29,214
		TOTAL SOCIAL SERVICES	34,851

SPECIAL TRADE CONTRACTORS - 0.09%
336		Alico, Inc	13,773
4,259	*	AsiaInfo Holdings, Inc	50,427
2,537		Chemed Corp	100,896
3,012		Comfort Systems USA, Inc	32,108
4,077	*	Dycom Industries, Inc	33,513
5,364	*	EMCOR Group, Inc	120,315
3,085	*	Insituform Technologies, Inc (Class A)	60,744
1,031	*	Integrated Electrical Services, Inc	9,032
1,410	*	Layne Christensen Co	33,854
17,706	*	Quanta Services, Inc	350,578
		TOTAL SPECIAL TRADE CONTRACTORS	805,240

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
63,500		3M Co	3,653,789
2,382		Apogee Enterprises, Inc	24,678
3,045	*	Cabot Microelectronics Corp	79,383
1,956		CARBO Ceramics, Inc	69,497
4,772		Eagle Materials, Inc	87,853

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,021		Gentex Corp	$106,145
1,024		Libbey, Inc	1,280
6,246	*	Owens Corning, Inc	108,056
14,891	*	Owens-Illinois, Inc	406,971
5,438	*	US Concrete, Inc	18,272
5,506	*	USG Corp	44,268
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,600,192

TEXTILE MILL PRODUCTS - 0.03%
2,626		Albany International Corp (Class A)	33,718
3,905		Interface, Inc (Class A)	18,119
5,019	*	Mohawk Industries, Inc	215,666
988		Oxford Industries, Inc	8,665
1,030	*	Xerium Technologies, Inc	680
		TOTAL TEXTILE MILL PRODUCTS	276,848

TOBACCO PRODUCTS - 1.53%
190,581		Altria Group, Inc	2,870,150
13,341		Fortune Brands, Inc	550,716
15,659		Lorillard, Inc	882,385
190,862		Philip Morris International, Inc	8,304,405
2,323		Universal Corp	69,388
13,373		UST, Inc	927,819
4,630		Vector Group Ltd	63,061
		TOTAL TOBACCO PRODUCTS	13,667,924

TRANSPORTATION BY AIR - 0.48%
1,158	*	Air Methods Corp	18,516
16,075	*	Airtran Holdings, Inc	71,373
2,676	*	Alaska Air Group, Inc	78,273
1,690	*	Allegiant Travel Co	82,083
26,708	*	AMR Corp	284,974
1,128	*	Atlas Air Worldwide Holdings, Inc	21,319
1,954	*	Bristow Group, Inc	52,348
9,626	*	Continental Airlines, Inc (Class B)	173,846
2,441		Copa Holdings S.A. (Class A)	74,011
53,159	*	Delta Air Lines, Inc	609,203
28,075		FedEx Corp	1,801,012
3,288	*	Hawaiian Holdings, Inc	20,977
15,904	*	JetBlue Airways Corp	112,918
922	*	PHI, Inc	12,917
2,859	*	Republic Airways Holdings, Inc	30,506
5,499		Skywest, Inc	102,281
66,121		Southwest Airlines Co	569,963
10,468		UAL Corp	115,357
9,413	*	US Airways Group, Inc	72,762
		TOTAL TRANSPORTATION BY AIR	4,304,639

TRANSPORTATION EQUIPMENT - 2.38%
2,020		A.O. Smith Corp	59,630
3,346	*	AAR Corp	61,600
1,480	*	Aerovironment, Inc	54,479
6,010		American Axle & Manufacturing Holdings, Inc	17,369
668		American Railcar Industries, Inc	7,034

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,552	*	Amerigon, Inc (Class A)	$5,060
15,036		ArvinMeritor, Inc	42,853
1,854	*	ATC Technology Corp	27,124
5,942		Autoliv, Inc	127,515
10,185	*	BE Aerospace, Inc	78,323
68,430		Boeing Co	2,919,909
20,519		Brunswick Corp	86,385
4,188		Clarcor, Inc	138,958
1,776	*	Cogo Group, Inc	8,631
8,153	*	Dana Holding Corp	6,033
990	*	Dorman Products, Inc	13,068
869		Ducommun, Inc	14,512
1,439	*	Federal Mogul Corp (Class A)	6,087
3,326		Federal Signal Corp	27,306
6,538	*	Force Protection, Inc	39,097
208,064	*	Ford Motor Co	476,467
872		Freightcar America, Inc	15,931
1,005	*	Fuel Systems Solutions, Inc	32,924
4,586	*	GenCorp, Inc	16,876
36,170		General Dynamics Corp	2,083,030
51,827		General Motors Corp	165,846
691	*	GenTek, Inc	10,400
14,465		Genuine Parts Co	547,645
11,078		Goodrich Corp	410,108
1,968		Greenbrier Cos, Inc	13,520
5,581		Group 1 Automotive, Inc	60,107
21,043		Harley-Davidson, Inc	357,100
7,512		Harsco Corp	207,932
14,118	*	Hayes Lemmerz International, Inc	6,353
2,398		Heico Corp	93,114
67,165		Honeywell International, Inc	2,205,027
1,815		Kaman Corp	32,906
18,881	*	Lear Corp	26,622
728	*	LMI Aerospace, Inc	8,277
29,878		Lockheed Martin Corp	2,512,143
30,977		Northrop Grumman Corp	1,395,204
5,052	*	Orbital Sciences Corp	98,666
6,657		Oshkosh Truck Corp	59,181
32,507		Paccar, Inc	929,700
11,946	*	Pactiv Corp	297,216
2,600		Polaris Industries, Inc	74,490
2,358		Spartan Motors, Inc	11,153
9,172	*	Spirit Aerosystems Holdings, Inc (Class A)	93,279
1,529		Superior Industries International, Inc	16,085
11,474	*	Tenneco, Inc	33,848
2,904		Thor Industries, Inc	38,275
2,554	*	TransDigm Group, Inc	85,738
6,428		Trinity Industries, Inc	101,305
1,523		Triumph Group, Inc	64,667
3,634	*	TRW Automotive Holdings Corp	13,082
88,530		United Technologies Corp	4,745,209
10,912	*	Visteon Corp	3,819
4,482		Wabash National Corp	20,169
4,815		Westinghouse Air Brake Technologies Corp	191,396

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,357		Winnebago Industries, Inc	$14,213
		TOTAL TRANSPORTATION EQUIPMENT	21,309,996

TRANSPORTATION SERVICES - 0.22%
1,389		Ambassadors Group, Inc	12,779
15,470		CH Robinson Worldwide, Inc	851,315
848	*	Dynamex, Inc	12,508
19,273		Expeditors International Washington, Inc	641,213
4,030		GATX Corp	124,809
4,399	*	HUB Group, Inc (Class A)	116,705
2,919	*	Interval Leisure Group, Inc	15,733
2,400	*	Orbitz Worldwide, Inc	9,312
2,524		Pacer International, Inc	26,325
8,773		UTI Worldwide, Inc	125,805
		TOTAL TRANSPORTATION SERVICES	1,936,504

TRUCKING AND WAREHOUSING - 0.49%
1,783		Arkansas Best Corp	53,686
1,550	*	Celadon Group, Inc	13,222
3,863		Con-way, Inc	102,756
3,708		Forward Air Corp	89,993
7,172		Heartland Express, Inc	113,031
6,690		J.B. Hunt Transport Services, Inc	175,746
4,495		Landstar System, Inc	172,743
868	*	Marten Transport Ltd	16,457
3,750	*	Old Dominion Freight Line	106,725
1,124	*	Saia, Inc	12,207
62,304		United Parcel Service, Inc (Class B)	3,436,688
394	*	Universal Truckload Services, Inc	5,579
3,306		Werner Enterprises, Inc	57,326
5,165	*	YRC Worldwide, Inc	14,824
		TOTAL TRUCKING AND WAREHOUSING	4,370,983

WATER TRANSPORTATION - 0.24%
3,677		Alexander & Baldwin, Inc	92,146
2,936	*	American Commercial Lines, Inc	14,386
40,260		Carnival Corp	979,123
3,230		DHT Maritime, Inc	17,894
3,900		Eagle Bulk Shipping, Inc	26,598
3,883		Frontline Ltd	114,976
3,808		Genco Shipping & Trading Ltd	56,358
3,786		General Maritime Corp	40,889
2,545		Golar LNG Ltd	17,204
1,828	*	Gulfmark Offshore, Inc	43,488
2,450		Horizon Lines, Inc (Class A)	8,551
2,095	*	Hornbeck Offshore Services, Inc	34,232
488		International Shipholding Corp	12,361
4,321	*	Kirby Corp	118,224
1,231		Knightsbridge Tankers Ltd	18,034
3,579		Nordic American Tanker Shipping	120,791
2,912	*	Odyssey Marine Exploration, Inc	9,377
2,001		Overseas Shipholding Group, Inc	84,262
11,003		Royal Caribbean Cruises Ltd	151,291
3,469		Ship Finance International Ltd	38,332

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,370	*	TBS International Ltd (Class A)	$13,741
3,285		Teekay Corp	64,550
1,000		Teekay Tankers Ltd (Class A)	12,700
2,606	*	Ultrapetrol Bahamas Ltd	8,313
		TOTAL WATER TRANSPORTATION	2,097,821

WHOLESALE TRADE-DURABLE GOODS - 0.36%
2,311		Agilysys, Inc	9,914
4,008		Applied Industrial Technologies, Inc	75,831
11,051	*	Arrow Electronics, Inc	208,201
3,898		Barnes Group, Inc	56,521
5,554	*	Beacon Roofing Supply, Inc	77,090
10,774		BorgWarner, Inc	234,550
1,810		Castle (A.M.) & Co	19,602
917	*	Chindex International, Inc	7,290
2,919	*	Conceptus, Inc	44,427
1,647	*	DemandTec, Inc	13,291
1,588	*	Digi International, Inc	12,879
3,770	*	Drew Industries, Inc	45,240
1,377	*	Hansen Medical, Inc	9,942
1,040		Houston Wire & Cable Co	9,682
13,744	*	Ingram Micro, Inc (Class A)	184,033
4,534	*	Insight Enterprises, Inc	31,285
2,838	*	Interline Brands, Inc	30,168
4,680		Knight Transportation, Inc	75,442
299		Lawson Products, Inc	6,832
11,078	*	LKQ Corp	129,169
3,712		Martin Marietta Materials, Inc	360,361
1,200	*	MedAssets, Inc	17,520
847	*	MWI Veterinary Supply, Inc	22,835
3,496		Owens & Minor, Inc	131,624
10,538	*	Patterson Cos, Inc	197,589
3,421		PEP Boys-Manny Moe & Jack	14,129
6,199		Pool Corp	111,396
5,703	*	PSS World Medical, Inc	107,330
5,139		Reliance Steel & Aluminum Co	102,472
4,210	*	Solera Holdings, Inc	101,461
4,235	*	Tech Data Corp	75,552
593	*	Titan Machinery, Inc	8,338
3,352	*	TomoTherapy, Inc	7,978
3,578	*	Tyler Technologies, Inc	42,864
6,798		W.W. Grainger, Inc	535,955
3,476	*	WESCO International, Inc	66,843
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,185,636

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
2,028		Aceto Corp	20,300
7,615		Airgas, Inc	296,908
2,989	*	Akorn, Inc	6,875
8,136	*	Alliance One International, Inc	23,920
13,021		Allscripts Healthcare Solutions, Inc	129,168
1,516		Andersons, Inc	24,984
4,979	*	Bare Escentuals, Inc	26,040
1,986	*	BMP Sunstone Corp	11,062

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,762		Brown-Forman Corp (Class B)	$502,645
32,447		Cardinal Health, Inc	1,118,449
4,017	*	Central European Distribution Corp	79,135
863	*	Clearwater Paper Corp	7,241
667	*	Core-Mark Holding Co, Inc	14,354
1	*	CPEX Pharmaceuticals, Inc	10
11,100		Dean Foods Co	199,467
11,496	*	Endo Pharmaceuticals Holdings, Inc	297,516
4,542	*	Fresh Del Monte Produce, Inc	101,832
1,632	*	Green Mountain Coffee Roasters, Inc	63,158
3,462	*	Hain Celestial Group, Inc	66,090
8,318	*	Henry Schein, Inc	305,187
5,319		Herbalife Ltd	115,316
669		Kenneth Cole Productions, Inc (Class A)	4,737
1,677		K-Swiss, Inc (Class A)	19,118
1,070	*	LSB Industries, Inc	8,902
136	*	Maui Land & Pineapple Co, Inc	1,826
5,904		Men's Wearhouse, Inc	79,939
1,840		Myers Industries, Inc	14,720
1,406		Nash Finch Co	63,115
5,040		Nu Skin Enterprises, Inc (Class A)	52,567
887	*	Perry Ellis International, Inc	5,624
1,699	*	School Specialty, Inc	32,485
2,924		Spartan Stores, Inc	67,983
856	*	Synutra International, Inc	9,433
54,120		Sysco Corp	1,241,513
8,828		Terra Industries, Inc	147,163
3,470	*	Tractor Supply Co	125,405
3,635	*	United Natural Foods, Inc	64,776
2,146	*	United Stationers, Inc	71,870
356		Valhi, Inc	3,809
1,064	*	Volcom, Inc	11,598
3,072		Zep, Inc	59,320
1,463	*	Zhongpin, Inc	17,556
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,513,116

		TOTAL COMMON STOCKS	889,959,673
		(Cost $1,046,547,274)

		TOTAL INVESTMENTS - 99.52%	889,959,673
		(Cost $1,046,547,274 )
		OTHER ASSETS AND LIABILITIES, NET - 0.48%	4,328,329

		NET ASSETS - 100.00%	$894,288,002

		The following abbreviations are used in portfolio description:
		AMBAC - American Bond Assurance Corporation
		MBIA - Municipal Bond Investors Assurance
		MFA - Mortgage Finance Authority
		RADIAN - Radian Group, Inc.
		REIT - Real Estate Investment Trust

TIAA-CREF FUNDS - Equity Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $8 which represents 0.00% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $156,587,601, consisting of gross unrealized appreciation of $112,482,899 and gross unrealized depreciation of
$269,070,500.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.43%

AMUSEMENT AND RECREATION SERVICES - 0.52%
204,150		Walt Disney Co	$4,632,164
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,632,164

APPAREL AND ACCESSORY STORES - 0.30%
10,060		Abercrombie & Fitch Co (Class A)	232,084
51,587		Gap, Inc	690,750
33,425	*	Kohl's Corp	1,209,985
30,870		Limited Brands, Inc	309,935
18,413		Nordstrom, Inc	245,077
		TOTAL APPAREL AND ACCESSORY STORES	2,687,831

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
8,603		Jones Apparel Group, Inc	50,414
5,980		Polo Ralph Lauren Corp (Class A)	271,552
9,453		VF Corp	517,740
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	839,706

AUTO REPAIR, SERVICES AND PARKING - 0.03%
5,810		Ryder System, Inc	225,312
		TOTAL AUTO REPAIR, SERVICES AND PARKING	225,312

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
12,820	*	Autonation, Inc	126,662
4,258	*	Autozone, Inc	593,863
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	720,525

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.93%
14,438		Fastenal Co	503,164
186,899		Home Depot, Inc	4,302,415
162,088		Lowe's Cos, Inc	3,488,134
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,293,713

BUSINESS SERVICES - 6.10%
58,303	*	Adobe Systems, Inc	1,241,271
10,612	*	Affiliated Computer Services, Inc (Class A)	487,621
19,310	*	Akamai Technologies, Inc	291,388
24,534	*	Autodesk, Inc	482,093
56,519		Automatic Data Processing, Inc	2,223,457
21,214	*	BMC Software, Inc	570,869
43,228		CA, Inc	801,015
20,121	*	Citrix Systems, Inc	474,252
31,400	*	Cognizant Technology Solutions Corp (Class A)	567,084
16,636	*	Computer Sciences Corp	584,589
26,698	*	Compuware Corp	180,212
13,106	*	Convergys Corp	84,009

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
119,723	*	eBay, Inc	$1,671,333
35,869	*	Electronic Arts, Inc	575,339
14,175		Equifax, Inc	375,921
22,700	*	Expedia, Inc	187,048
21,300		Fidelity National Information Services, Inc	346,551
17,795	*	Fiserv, Inc	647,204
26,488	*	Google, Inc (Class A)	8,149,033
18,817		IMS Health, Inc	285,266
53,391	*	Interpublic Group of Cos, Inc	211,428
35,474	*	Intuit, Inc	843,926
58,623	*	Juniper Networks, Inc	1,026,489
8,030		Mastercard, Inc (Class A)	1,147,728
16,750	*	McAfee, Inc	579,048
847,250		Microsoft Corp	16,470,539
14,992	*	Monster Worldwide, Inc	181,253
38,250	*	Novell, Inc	148,793
33,864		Omnicom Group, Inc	911,619
433,572	*	Oracle Corp	7,687,232
16,385		Robert Half International, Inc	341,136
12,290	*	Salesforce.com, Inc	393,403
79,398	*	Sun Microsystems, Inc	303,300
92,115	*	Symantec Corp	1,245,395
21,640		Total System Services, Inc	302,960
21,212	*	VeriSign, Inc	404,725
153,850	*	Yahoo!, Inc	1,876,970
		TOTAL BUSINESS SERVICES	54,301,499

CHEMICALS AND ALLIED PRODUCTS - 14.36%
171,827		Abbott Laboratories	9,170,407
22,753		Air Products & Chemicals, Inc	1,143,793
117,270	*	Amgen, Inc	6,772,343
11,874		Avery Dennison Corp	388,636
47,516		Avon Products, Inc	1,141,809
32,379	*	Biogen Idec, Inc	1,542,212
219,509		Bristol-Myers Squibb Co	5,103,584
7,640	*	Cephalon, Inc	588,586
6,400		CF Industries Holdings, Inc	314,624
15,634		Clorox Co	868,625
56,065		Colgate-Palmolive Co	3,842,695
101,773		Dow Chemical Co	1,535,755
99,343		Du Pont (E.I.) de Nemours & Co	2,513,378
7,716		Eastman Chemical Co	244,674
19,150		Ecolab, Inc	673,123
111,085		Eli Lilly & Co	4,473,393
12,327		Estee Lauder Cos (Class A)	381,644
33,736	*	Forest Laboratories, Inc	859,256
29,929	*	Genzyme Corp	1,986,388
101,814	*	Gilead Sciences, Inc	5,206,768
17,846	*	Hospira, Inc	478,630
8,423		International Flavors & Fragrances, Inc	250,332
18,660	*	Invitrogen Corp	434,965
307,280		Johnson & Johnson	18,384,561
26,181	*	King Pharmaceuticals, Inc	278,042
233,988		Merck & Co, Inc	7,113,235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
60,557		Monsanto Co	$4,260,185
35,676	*	Mylan Laboratories, Inc	352,836
746,785		Pfizer, Inc	13,225,561
18,168		PPG Industries, Inc	770,868
34,221		Praxair, Inc	2,031,359
330,660		Procter & Gamble Co	20,441,400
14,092		Rohm & Haas Co	870,745
179,738		Schering-Plough Corp	3,060,938
11,075		Sherwin-Williams Co	661,731
13,920		Sigma-Aldrich Corp	587,981
12,703	*	Watson Pharmaceuticals, Inc	337,519
147,564		Wyeth	5,535,126
		TOTAL CHEMICALS AND ALLIED PRODUCTS	127,827,707

COAL MINING - 0.16%
20,335		Consol Energy, Inc	581,174
10,784		Massey Energy Co	148,711
29,300		Peabody Energy Corp	666,576
		TOTAL COAL MINING	1,396,461

COMMUNICATIONS - 4.74%
43,550	*	American Tower Corp (Class A)	1,276,886
652,281		AT&T, Inc	18,590,010
75,492		CBS Corp (Class B)	618,279
11,191		CenturyTel, Inc	305,850
319,001		Comcast Corp (Class A)	5,384,737
61,040	*	DIRECTV Group, Inc	1,398,426
15,141		Embarq Corp	544,470
36,350		Frontier Communications Corp	317,699
161,687		Qwest Communications International, Inc	588,541
10,055		Scripps Networks Interactive (Class A)	221,210
307,824	*	Sprint Nextel Corp	563,318
314,586		Verizon Communications, Inc	10,664,465
67,291	*	Viacom, Inc (Class B)	1,282,566
49,323		Windstream Corp	453,772
		TOTAL COMMUNICATIONS	42,210,229

DEPOSITORY INSTITUTIONS - 6.97%
554,746		Bank of America Corp	7,810,824
126,601		Bank of New York Mellon Corp	3,586,606
61,559		BB&T Corp	1,690,410
603,854		Citigroup, Inc	4,051,860
16,574		Comerica, Inc	328,994
64,804		Fifth Third Bancorp	535,281
23,316		First Horizon National Corp	246,446
58,850		Hudson City Bancorp, Inc	939,246
39,997		Huntington Bancshares, Inc	306,377
412,568		JPMorgan Chase & Co	13,008,268
53,022		Keycorp	451,747
8,606		M&T Bank Corp	494,070
28,286		Marshall & Ilsley Corp	385,821
222,366		National City Corp	402,482
24,893		Northern Trust Corp	1,297,921
39,620		People's United Financial, Inc	706,425

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
38,857		PNC Financial Services Group, Inc	$1,903,993
76,823		Regions Financial Corp	611,511
62,472	*	Sovereign Bancorp, Inc	186,167
48,036		State Street Corp	1,889,256
39,000		SunTrust Banks, Inc	1,152,060
194,461		US Bancorp	4,863,470
237,028		Wachovia Corp	1,313,135
419,714		Wells Fargo & Co	12,373,169
80,103		Western Union Co	1,148,677
12,719		Zions Bancorporation	311,743
		TOTAL DEPOSITORY INSTITUTIONS	61,995,959

EATING AND DRINKING PLACES - 1.09%
15,439		Darden Restaurants, Inc	435,071
123,367		McDonald's Corp	7,672,194
51,184		Yum! Brands, Inc	1,612,296
		TOTAL EATING AND DRINKING PLACES	9,719,561

EDUCATIONAL SERVICES - 0.10%
11,940	*	Apollo Group, Inc (Class A)	914,843
		TOTAL EDUCATIONAL SERVICES	914,843

ELECTRIC, GAS, AND SANITARY SERVICES - 4.62%
74,517	*	AES Corp	614,020
18,546		Allegheny Energy, Inc	627,968
23,818		Ameren Corp	792,187
44,662		American Electric Power Co, Inc	1,486,351
36,558		Centerpoint Energy, Inc	461,362
22,565		CMS Energy Corp	228,132
30,672		Consolidated Edison, Inc	1,194,061
19,540		Constellation Energy Group, Inc	490,259
64,478		Dominion Resources, Inc	2,310,892
18,311		DTE Energy Co	653,153
139,940		Duke Energy Corp	2,100,499
52,358	*	Dynegy, Inc (Class A)	104,716
35,726		Edison International	1,147,519
77,500		El Paso Corp	606,825
21,109		Entergy Corp	1,754,791
72,665		Exelon Corp	4,040,902
34,092		FirstEnergy Corp	1,656,189
45,594		FPL Group, Inc	2,294,746
8,546		Integrys Energy Group, Inc	367,307
4,870		Nicor, Inc	169,184
31,293		NiSource, Inc	343,284
23,110		Pepco Holdings, Inc	410,434
39,936		PG&E Corp	1,545,923
11,372		Pinnacle West Capital Corp	365,382
41,529		PPL Corp	1,274,525
29,531		Progress Energy, Inc	1,176,810
56,226		Public Service Enterprise Group, Inc	1,640,112
18,700		Questar Corp	611,303
35,985		Republic Services, Inc	892,068
11,690		SCANA Corp	416,164
27,080		Sempra Energy	1,154,420

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
85,601		Southern Co	$3,167,238
9,930	*	Stericycle, Inc	517,154
23,289		TECO Energy, Inc	287,619
54,731		Waste Management, Inc	1,813,785
63,523		Williams Cos, Inc	919,813
13,400		Wisconsin Energy Corp	562,532
50,415		Xcel Energy, Inc	935,198
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,134,827

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.64%
73,949	*	Advanced Micro Devices, Inc	159,730
32,797		Altera Corp	548,038
20,000		Amphenol Corp (Class A)	479,600
32,719		Analog Devices, Inc	622,315
98,196	*	Apple Computer, Inc	8,381,029
49,560	*	Broadcom Corp (Class A)	841,033
11,658	*	Ciena Corp	78,109
648,438	*	Cisco Systems, Inc	10,569,539
18,760		Cooper Industries Ltd (Class A)	548,355
18,078		Eaton Corp	898,657
1,160,417		General Electric Co	18,798,754
6,324		Harman International Industries, Inc	105,801
14,700		Harris Corp	559,335
615,993		Intel Corp	9,030,457
29,044	*	JDS Uniphase Corp	106,011
13,147		L-3 Communications Holdings, Inc	969,986
24,155		Linear Technology Corp	534,309
72,014	*	LSI Logic Corp	236,926
25,400	*	MEMC Electronic Materials, Inc	362,712
20,300		Microchip Technology, Inc	396,459
80,824	*	Micron Technology, Inc	213,375
14,291		Molex, Inc	207,077
251,490		Motorola, Inc	1,114,101
21,800		National Semiconductor Corp	219,526
36,952	*	NetApp, Inc	516,219
10,132	*	Novellus Systems, Inc	125,029
59,243	*	Nvidia Corp	478,091
15,180	*	QLogic Corp	204,019
183,237		Qualcomm, Inc	6,565,382
44,922	*	Tellabs, Inc	185,079
143,689		Texas Instruments, Inc	2,230,053
50,816		Tyco Electronics Ltd	823,727
8,297		Whirlpool Corp	343,081
29,953		Xilinx, Inc	533,762
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	67,985,676

ENGINEERING AND MANAGEMENT SERVICES - 0.75%
50,621	*	Celgene Corp	2,798,328
20,022		Fluor Corp	898,387
13,670	*	Jacobs Engineering Group, Inc	657,527
21,619		Moody's Corp	434,326
35,717		Paychex, Inc	938,643
17,827		Quest Diagnostics, Inc	925,400
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,652,611

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.36%
10,349		Ball Corp	$430,415
43,340		Illinois Tool Works, Inc	1,519,067
17,824		Parker Hannifin Corp	758,233
6,226		Snap-On, Inc	245,180
8,434		Stanley Works	287,599
		TOTAL FABRICATED METAL PRODUCTS	3,240,494

FOOD AND KINDRED PRODUCTS - 4.27%
71,230		Archer Daniels Midland Co	2,053,561
23,813		Campbell Soup Co	714,628
220,355		Coca-Cola Co	9,975,470
33,651		Coca-Cola Enterprises, Inc	404,822
48,901		ConAgra Foods, Inc	806,867
21,400	*	Constellation Brands, Inc (Class A)	337,478
28,390	*	Dr Pepper Snapple Group, Inc	461,338
37,120		General Mills, Inc	2,255,040
34,967		H.J. Heinz Co	1,314,759
18,945		Hershey Co	658,149
13,125		J.M. Smucker Co	569,100
28,327		Kellogg Co	1,242,139
162,650		Kraft Foods, Inc (Class A)	4,367,153
14,457		McCormick & Co, Inc	460,600
16,654		Molson Coors Brewing Co (Class B)	814,714
15,058		Pepsi Bottling Group, Inc	338,956
172,008		PepsiCo, Inc	9,420,877
18,871		Reynolds American, Inc	760,690
78,082		Sara Lee Corp	764,423
31,671		Tyson Foods, Inc (Class A)	277,438
		TOTAL FOOD AND KINDRED PRODUCTS	37,998,202

FOOD STORES - 0.49%
72,510		Kroger Co	1,914,990
47,747		Safeway, Inc	1,134,946
81,315	*	Starbucks Corp	769,240
24,020		Supervalu, Inc	350,692
17,153		Whole Foods Market, Inc	161,924
		TOTAL FOOD STORES	4,331,792

FORESTRY - 0.08%
22,517		Weyerhaeuser Co	689,245
		TOTAL FORESTRY	689,245

FURNITURE AND FIXTURES - 0.21%
64,546		Johnson Controls, Inc	1,172,156
16,173		Leggett & Platt, Inc	245,668
39,111		Masco Corp	435,305
		TOTAL FURNITURE AND FIXTURES	1,853,129

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
28,245	*	Bed Bath & Beyond, Inc	717,988
36,746		Best Buy Co, Inc	1,032,930
17,800	*	GameStop Corp (Class A)	385,548

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
15,566		RadioShack Corp	$185,858
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,322,324

GENERAL BUILDING CONTRACTORS - 0.10%
13,066		Centex Corp	139,022
31,786		DR Horton, Inc	224,727
9,500		KB Home	129,390
17,331		Lennar Corp (Class A)	150,260
22,648		Pulte Homes, Inc	247,543
		TOTAL GENERAL BUILDING CONTRACTORS	890,942

GENERAL MERCHANDISE STORES - 2.47%
9,215	*	Big Lots, Inc	133,525
48,158		Costco Wholesale Corp	2,528,295
15,983		Family Dollar Stores, Inc	416,677
23,859		JC Penney Co, Inc	470,022
46,457		Macy's, Inc	480,830
6,081	*	Sears Holdings Corp	236,368
83,003		Target Corp	2,866,094
45,888		TJX Cos, Inc	943,916
247,614		Wal-Mart Stores, Inc	13,881,241
		TOTAL GENERAL MERCHANDISE STORES	21,956,968

HEALTH SERVICES - 0.82%
17,083		AmerisourceBergen Corp	609,180
16,149	*	Coventry Health Care, Inc	240,297
11,720	*	DaVita, Inc	580,960
27,434	*	Express Scripts, Inc	1,508,321
12,215	*	Laboratory Corp of America Holdings	786,768
30,268		McKesson Corp	1,172,280
54,992	*	Medco Health Solutions, Inc	2,304,715
52,498	*	Tenet Healthcare Corp	60,373
		TOTAL HEALTH SERVICES	7,262,894

HOLDING AND OTHER INVESTMENT OFFICES - 2.52%
11,067		Apartment Investment & Management Co (Class A)	127,824
8,180		AvalonBay Communities, Inc	495,544
13,110		Boston Properties, Inc	721,050
16,960		Developers Diversified Realty Corp	82,765
29,832		Equity Residential	889,590
27,890		HCP, Inc	774,505
59,200		Host Marriott Corp	448,144
25,360		Kimco Realty Corp	463,581
18,605		Plum Creek Timber Co, Inc	646,338
32,545		Prologis	452,050
13,866		Public Storage, Inc	1,102,347
24,711		Simon Property Group, Inc	1,312,895
155,562		SPDR Trust Series 1	14,037,915
15,068		Vornado Realty Trust	909,354
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,463,902

HOTELS AND OTHER LODGING PLACES - 0.16%
32,792		Marriott International, Inc (Class A)	637,804
21,904		Starwood Hotels & Resorts Worldwide, Inc	392,082

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
21,239		Wyndham Worldwide Corp	$139,115
6,710		Wynn Resorts Ltd	283,565
		TOTAL HOTELS AND OTHER LODGING PLACES	1,452,566

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.41%
147,586		Applied Materials, Inc	1,495,046
6,431		Black & Decker Corp	268,880
66,560		Caterpillar, Inc	2,973,235
22,352		Cummins, Inc	597,469
46,810		Deere & Co	1,793,759
190,766	*	Dell, Inc	1,953,444
20,239		Dover Corp	666,268
227,235	*	EMC Corp	2,379,150
6,300		Flowserve Corp	324,450
271,245		Hewlett-Packard Co	9,843,481
35,217		Ingersoll-Rand Co Ltd (Class A)	611,015
148,785		International Business Machines Corp	12,521,746
33,887		International Game Technology	402,916
19,942		ITT Industries, Inc	917,133
21,879		Jabil Circuit, Inc	147,683
8,335	*	Lexmark International, Inc (Class A)	224,212
15,300		Manitowoc Co, Inc	132,498
13,740		Pall Corp	390,628
23,126		Pitney Bowes, Inc	589,250
24,960	*	SanDisk Corp	239,616
21,284	*	Teradata Corp	315,642
14,040	*	Varian Medical Systems, Inc	491,962
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	39,279,483

INSTRUMENTS AND RELATED PRODUCTS - 3.66%
38,995	*	Agilent Technologies, Inc	609,492
33,826		Allergan, Inc	1,363,864
11,059		Bard (C.R.), Inc	931,831
68,512		Baxter International, Inc	3,671,558
27,118		Becton Dickinson & Co	1,854,600
164,682	*	Boston Scientific Corp	1,274,639
56,196		Covidien Ltd	2,036,543
28,182		Danaher Corp	1,595,383
16,700		Dentsply International, Inc	471,608
28,885		Eastman Kodak Co	190,063
84,630		Emerson Electric Co	3,098,304
13,750	*	Flir Systems, Inc	421,850
4,500	*	Intuitive Surgical, Inc	571,455
18,820		Kla-Tencor Corp	410,088
124,162		Medtronic, Inc	3,901,169
6,177	*	Millipore Corp	318,239
12,503		PerkinElmer, Inc	173,917
45,882		Raytheon Co	2,341,817
16,526		Rockwell Automation, Inc	532,798
17,942		Rockwell Collins, Inc	701,353
37,734	*	St. Jude Medical, Inc	1,243,713
26,663		Stryker Corp	1,065,187
19,541	*	Teradyne, Inc	82,463
46,052	*	Thermo Electron Corp	1,568,992

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
10,518	*	Waters Corp	$385,485
93,547		Xerox Corp	745,570
24,897	*	Zimmer Holdings, Inc	1,006,337
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,568,318

INSURANCE AGENTS, BROKERS AND SERVICE - 0.37%
30,085		AON Corp	1,374,283
34,425		Hartford Financial Services Group, Inc	565,259
56,985		Marsh & McLennan Cos, Inc	1,383,025
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,322,567

INSURANCE CARRIERS - 3.26%
51,248		Aetna, Inc	1,460,568
51,854		Aflac, Inc	2,376,987
58,834		Allstate Corp	1,927,402
298,928		American International Group, Inc	469,317
12,500		Assurant, Inc	375,000
39,196		Chubb Corp	1,998,996
32,620		Cigna Corp	549,647
17,549		Cincinnati Financial Corp	510,149
56,593		Genworth Financial, Inc (Class A)	160,158
18,358	*	Humana, Inc	684,386
19,000		Leucadia National Corp	376,200
28,757		Lincoln National Corp	541,782
39,736		Loews Corp	1,122,542
26,685	*	MBIA, Inc	108,608
87,736		Metlife, Inc	3,058,477
28,567		Principal Financial Group	644,757
74,083		Progressive Corp	1,097,169
46,538		Prudential Financial, Inc	1,408,240
9,308		Torchmark Corp	416,068
64,839		Travelers Cos, Inc	2,930,723
133,833		UnitedHealth Group, Inc	3,559,959
37,114		UnumProvident Corp	690,320
56,139	*	WellPoint, Inc	2,365,136
41,700		XL Capital Ltd (Class A)	154,290
		TOTAL INSURANCE CARRIERS	28,986,881

LEATHER AND LEATHER PRODUCTS - 0.09%
36,946	*	Coach, Inc	767,368
		TOTAL LEATHER AND LEATHER PRODUCTS	767,368

METAL MINING - 0.35%
41,366		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,010,985
50,737		Newmont Mining Corp	2,064,996
		TOTAL METAL MINING	3,075,981

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
13,336		Hasbro, Inc	389,011
39,500		Mattel, Inc	632,000
51,646		Tyco International Ltd	1,115,554
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,136,565

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.23%
35,894	*	Amazon.com, Inc	$1,840,644
158,370		CVS Corp	4,551,555
41,142	*	Office Depot, Inc	122,603
78,994		Staples, Inc	1,415,572
13,787		Tiffany & Co	325,787
109,721		Walgreen Co	2,706,817
		TOTAL MISCELLANEOUS RETAIL	10,962,978

MOTION PICTURES - 0.71%
254,874		News Corp (Class A)	2,316,805
395,902		Time Warner, Inc	3,982,774
		TOTAL MOTION PICTURES	6,299,579

NONDEPOSITORY INSTITUTIONS - 0.60%
23,200		American Capital Ltd	75,168
127,969		American Express Co	2,373,824
42,859		Capital One Financial Corp	1,366,774
39,690		CIT Group, Inc	180,193
52,116		Discover Financial Services	496,665
50,634	*	SLM Corp	450,643
26,480		Textron, Inc	367,278
		TOTAL NONDEPOSITORY INSTITUTIONS	5,310,545

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
12,075		Vulcan Materials Co	840,179
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	840,179

OIL AND GAS EXTRACTION - 4.00%
50,844		Anadarko Petroleum Corp	1,960,036
37,116		Apache Corp	2,766,255
33,977		Baker Hughes, Inc	1,089,642
31,087		BJ Services Co	362,785
11,912		Cabot Oil & Gas Corp	309,712
24,530	*	Cameron International Corp	502,865
59,185		Chesapeake Energy Corp	957,021
48,981		Devon Energy Corp	3,218,542
15,820		ENSCO International, Inc	449,130
27,681		EOG Resources, Inc	1,843,001
14,306		Equitable Resources, Inc	479,966
98,226		Halliburton Co	1,785,749
32,521	*	Nabors Industries Ltd	389,276
46,972	*	National Oilwell Varco, Inc	1,147,996
29,446		Noble Corp	650,462
19,230		Noble Energy, Inc	946,501
89,773		Occidental Petroleum Corp	5,385,483
12,500		Pioneer Natural Resources Co	202,250
17,530		Range Resources Corp	602,857
12,901		Rowan Cos, Inc	205,126
132,562		Schlumberger Ltd	5,611,350
24,097		Smith International, Inc	551,580
38,700	*	Southwestern Energy Co	1,121,139
75,928	*	Weatherford International Ltd	821,541
63,842		XTO Energy, Inc	2,251,707
		TOTAL OIL AND GAS EXTRACTION	35,611,972

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.39%
10,761	Bemis Co	$254,820
47,566	International Paper Co	561,279
45,961	Kimberly-Clark Corp	2,423,984
19,091	MeadWestvaco Corp	213,628
	TOTAL PAPER AND ALLIED PRODUCTS	3,453,711

PERSONAL SERVICES - 0.13%
14,681	Cintas Corp	341,040
37,667	H&R Block, Inc	855,794
	TOTAL PERSONAL SERVICES	1,196,834

PETROLEUM AND COAL PRODUCTS - 8.64%
224,500	Chevron Corp	16,606,265
164,957	ConocoPhillips	8,544,773
563,319	Exxon Mobil Corp	44,969,755
31,277	Hess Corp	1,677,698
78,354	Marathon Oil Corp	2,143,765
20,811	Murphy Oil Corp	922,968
13,065	Sunoco, Inc	567,805
14,800	Tesoro Corp	194,916
57,242	Valero Energy Corp	1,238,717
	TOTAL PETROLEUM AND COAL PRODUCTS	76,866,662

PIPELINES, EXCEPT NATURAL GAS - 0.12%
66,615	Spectra Energy Corp	1,048,520
	TOTAL PIPELINES, EXCEPT NATURAL GAS	1,048,520

PRIMARY METAL INDUSTRIES - 0.69%
12,489	AK Steel Holding Corp	116,397
88,446	Alcoa, Inc	995,902
10,885	Allegheny Technologies, Inc	277,894
170,395	Corning, Inc	1,623,865
34,381	Nucor Corp	1,588,403
15,530	Precision Castparts Corp	923,724
10,500	Titanium Metals Corp	92,505
12,722	United States Steel Corp	473,258
	TOTAL PRIMARY METAL INDUSTRIES	6,091,948

PRINTING AND PUBLISHING - 0.24%
5,860	Dun & Bradstreet Corp	452,392
23,000	Gannett Co, Inc	184,000
34,412	McGraw-Hill Cos, Inc	798,014
3,486	Meredith Corp	59,680
14,063	New York Times Co (Class A)	103,082
22,195	R.R. Donnelley & Sons Co	301,408
650	Washington Post Co (Class B)	253,663
	TOTAL PRINTING AND PUBLISHING	2,152,239

RAILROAD TRANSPORTATION - 0.95%
31,289	Burlington Northern Santa Fe Corp	2,368,890
44,388	CSX Corp	1,441,278
41,180	Norfolk Southern Corp	1,937,519

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
55,834		Union Pacific Corp	$2,668,866
		TOTAL RAILROAD TRANSPORTATION	8,416,553

REAL ESTATE - 0.02%
31,400	*	CB Richard Ellis Group, Inc (Class A)	135,648
		TOTAL REAL ESTATE	135,648

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
32,104	*	Goodyear Tire & Rubber Co	191,661
29,947		Newell Rubbermaid, Inc	292,882
43,542		Nike, Inc (Class B)	2,220,642
16,796		Sealed Air Corp	250,932
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,956,117

SECURITY AND COMMODITY BROKERS - 1.92%
23,806		Ameriprise Financial, Inc	556,108
103,399		Charles Schwab Corp	1,671,962
7,474		CME Group, Inc	1,555,414
77,081	*	E*Trade Financial Corp	88,643
10,166		Federated Investors, Inc (Class B)	172,415
16,674		Franklin Resources, Inc	1,063,468
48,974		Goldman Sachs Group, Inc	4,132,915
7,906	*	IntercontinentalExchange, Inc	651,771
42,230		Invesco Ltd	609,801
16,386		Janus Capital Group, Inc	131,580
15,659		Legg Mason, Inc	343,089
174,146		Merrill Lynch & Co, Inc	2,027,059
117,866		Morgan Stanley	1,890,571
15,880	*	Nasdaq Stock Market, Inc	392,395
29,050		NYSE Euronext	795,389
28,571		T Rowe Price Group, Inc	1,012,556
		TOTAL SECURITY AND COMMODITY BROKERS	17,095,136

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
76,946		3M Co	4,427,473
17,000	*	Owens-Illinois, Inc	464,610
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,892,083

TOBACCO PRODUCTS - 1.80%
228,237		Altria Group, Inc	3,437,249
16,079		Fortune Brands, Inc	663,741
18,881		Lorillard, Inc	1,063,944
223,509		Philip Morris International, Inc	9,724,877
16,283		UST, Inc	1,129,715
		TOTAL TOBACCO PRODUCTS	16,019,526

TRANSPORTATION BY AIR - 0.33%
34,309		FedEx Corp	2,200,922
82,601		Southwest Airlines Co	712,021
		TOTAL TRANSPORTATION BY AIR	2,912,943

TRANSPORTATION EQUIPMENT - 2.57%
80,815		Boeing Co	3,448,376
266,547	*	Ford Motor Co	610,393

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
43,049		General Dynamics Corp	$2,479,192
74,271		General Motors Corp	237,667
17,854		Genuine Parts Co	675,952
13,693		Goodrich Corp	506,915
25,793		Harley-Davidson, Inc	437,707
80,310		Honeywell International, Inc	2,636,577
37,007		Lockheed Martin Corp	3,111,549
35,983		Northrop Grumman Corp	1,620,674
39,346		Paccar, Inc	1,125,296
13,961	*	Pactiv Corp	347,350
105,351		United Technologies Corp	5,646,813
		TOTAL TRANSPORTATION EQUIPMENT	22,884,461

TRANSPORTATION SERVICES - 0.20%
18,910		CH Robinson Worldwide, Inc	1,040,617
23,100		Expeditors International Washington, Inc	768,537
		TOTAL TRANSPORTATION SERVICES	1,809,154

TRUCKING AND WAREHOUSING - 0.68%
110,327		United Parcel Service, Inc (Class B)	6,085,637
		TOTAL TRUCKING AND WAREHOUSING	6,085,637

WATER TRANSPORTATION - 0.13%
48,565		Carnival Corp	1,181,101
		TOTAL WATER TRANSPORTATION	1,181,101

WHOLESALE TRADE-DURABLE GOODS - 0.09%
9,657	*	Patterson Cos, Inc	181,069
7,348		W.W. Grainger, Inc	579,316
		TOTAL WHOLESALE TRADE-DURABLE GOODS	760,385

WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
10,993		Brown-Forman Corp (Class B)	566,030
39,713		Cardinal Health, Inc	1,368,907
17,504		Dean Foods Co	314,547
66,595		Sysco Corp	1,527,689
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,777,173

		TOTAL COMMON STOCKS	884,899,329
		(Cost $1,195,896,992)

		TOTAL INVESTMENTS - 99.43%	884,899,329
		(Cost $1,195,896,992)

		OTHER ASSETS AND LIABILITIES, NET - 0.57%	5,104,293

		NET ASSETS - 100.00%	$890,003,622

TIAA-CREF FUNDS - S&P 500 Index Fund

The following abbreviations are used in portfolio description:
MBIA - Municipal Bond Investors Assurance
SPDR - Standard & Poor's Depository Receipts

*	Non-income producing

At December 31, 2008, the net unrealized depreciation on investment was $310,997,663, consisting of gross unrealized appreciation of $36,598,507 and gross unrealized depreciation of $347,596,170.

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF FUNDS
MID-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.82%

AMUSEMENT AND RECREATION SERVICES - 0.12%
2,957	*	Penn National Gaming, Inc	$63,221
182	*	Ticketmaster	1,168
513		Warner Music Group Corp	1,549
		TOTAL AMUSEMENT AND RECREATION SERVICES	65,938

APPAREL AND ACCESSORY STORES - 2.18%
3,905		Abercrombie & Fitch Co (Class A)	90,088
5,689		American Eagle Outfitters, Inc	53,249
889	*	AnnTaylor Stores Corp	5,130
10,934		Gap, Inc	146,406
4,345	*	Hanesbrands, Inc	55,399
10,699	*	Kohl's Corp	387,303
8,145		Limited Brands, Inc	81,776
8,155		Nordstrom, Inc	108,543
6,025		Ross Stores, Inc	179,123
5,220	*	Urban Outfitters, Inc	78,196
		TOTAL APPAREL AND ACCESSORY STORES	1,185,213

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
2,636		Guess ?, Inc	40,463
2,103		Phillips-Van Heusen Corp	42,333
2,540		Polo Ralph Lauren Corp (Class A)	115,341
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	198,137

AUTO REPAIR, SERVICES AND PARKING - 0.07%
710	*	Hertz Global Holdings, Inc	3,600
893		Ryder System, Inc	34,630
		TOTAL AUTO REPAIR, SERVICES AND PARKING	38,230

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.14%
4,350		Advance Auto Parts	146,378
1,764	*	Autozone, Inc	246,024
10,079	*	Carmax, Inc	79,423
2,930	*	Copart, Inc	79,667
2,273	*	O'Reilly Automotive, Inc	69,872
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	621,364

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.38%
5,861		Fastenal Co	204,256
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	204,256

BUSINESS SERVICES - 9.71%
26,262	*	Activision Blizzard, Inc	226,904
1,142	*	Affiliated Computer Services, Inc (Class A)	52,475

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,542	*	Akamai Technologies, Inc	$113,809
3,067	*	Alliance Data Systems Corp	142,708
3,799	*	Amdocs Ltd	69,484
3,828	*	Ansys, Inc	106,763
10,134	*	Autodesk, Inc	199,133
8,719	*	BMC Software, Inc	234,628
1,890		Brink's Co	50,803
1,836	*	Brink's Home Security Holdings, Inc	40,245
8,299		CA, Inc	153,780
3,055	*	Cerner Corp	117,465
8,353	*	Citrix Systems, Inc	196,880
1,380	*	Clear Channel Outdoor Holdings, Inc (Class A)	8,487
13,180	*	Cognizant Technology Solutions Corp (Class A)	238,031
6,412	*	Compuware Corp	43,281
1,464	*	DST Systems, Inc	55,603
14,499	*	Electronic Arts, Inc	232,564
3,132		Equifax, Inc	83,061
3,766	*	F5 Networks, Inc	86,091
1,940		Factset Research Systems, Inc	85,826
1,999		Fidelity National Information Services, Inc	32,524
7,443	*	Fiserv, Inc	270,701
1,296	*	HLTH Corp	13,556
1,965	*	IHS, Inc (Class A)	73,530
1,722		IMS Health, Inc	26,106
18,526	*	Interpublic Group of Cos, Inc	73,363
14,605	*	Intuit, Inc	347,452
8,112	*	Iron Mountain, Inc	200,610
23,830	*	Juniper Networks, Inc	417,262
3,440	*	Lamar Advertising Co (Class A)	43,206
259		Manpower, Inc	8,803
6,196	*	McAfee, Inc	214,196
5,520	*	Monster Worldwide, Inc	66,737
6,571	*	NCR Corp	92,914
6,877	*	Novell, Inc	26,752
8,985	*	Nuance Communications, Inc	93,085
8,558	*	Red Hat, Inc	113,137
6,434		Robert Half International, Inc	133,956
4,777	*	Salesforce.com, Inc	152,912
1,323	*	Sohu.com, Inc	62,631
7,412		Total System Services, Inc	103,768
8,543	*	Unisys Corp	7,262
8,831	*	VeriSign, Inc	168,495
400	*	WebMD Health Corp (Class A)	9,436
		TOTAL BUSINESS SERVICES	5,290,415

CHEMICALS AND ALLIED PRODUCTS - 6.89%
307	*	Abraxis Bioscience, Inc	20,237
4,144		Albemarle Corp	92,411
623		Alberto-Culver Co	15,270
19,354		Avon Products, Inc	465,076
4,531	*	BioMarin Pharmaceuticals, Inc	80,652
5,733		Celanese Corp (Series A)	71,261
3,126	*	Cephalon, Inc	240,827
2,581		CF Industries Holdings, Inc	126,882

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,353	*	Charles River Laboratories International, Inc	$35,449
2,860		Chemtura Corp	4,004
3,172		Church & Dwight Co, Inc	178,013
1,941		Clorox Co	107,842
7,939		Ecolab, Inc	279,056
4,470		Estee Lauder Cos (Class A)	138,391
1,330		FMC Corp	59,491
1,413	*	Forest Laboratories, Inc	35,989
1,118	*	Hospira, Inc	29,985
670		Huntsman Corp	2,305
2,748	*	Idexx Laboratories, Inc	99,148
3,634		International Flavors & Fragrances, Inc	108,002
1,917	*	Inverness Medical Innovations, Inc	36,250
4,850	*	Invitrogen Corp	113,054
2,737	*	Mylan Laboratories, Inc	27,069
5,780		Nalco Holding Co	66,701
1,358	*	NBTY, Inc	21,253
3,599		Perrigo Co	116,284
770		PPG Industries, Inc	32,671
5,011		Rohm & Haas Co	309,629
1,592		Scotts Miracle-Gro Co (Class A)	47,314
5,112	*	Sepracor, Inc	56,130
4,583		Sherwin-Williams Co	273,834
3,067		Sigma-Aldrich Corp	129,550
1		Teva Pharmaceutical Industries Ltd (ADR)	27
6,834	*	Vertex Pharmaceuticals, Inc	207,617
4,217	*	Warner Chilcott Ltd (Class A)	61,147
2,473	*	Watson Pharmaceuticals, Inc	65,708
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,754,529

COAL MINING - 0.82%
3,288	*	Alpha Natural Resources, Inc	53,233
6,461		Arch Coal, Inc	105,250
8,218		Consol Energy, Inc	234,869
3,821		Massey Energy Co	52,692
		TOTAL COAL MINING	446,044

COMMUNICATIONS - 4.43%
18,022	*	American Tower Corp (Class A)	528,404
1,587	*	Central European Media Enterprises Ltd (Class A)	34,470
2,663	*	Clearwire Corp (Class A)	13,129
2,765	*	Crown Castle International Corp	48,609
2,794	*	CTC Media, Inc	13,411
9,238	*	DISH Network Corp (Class A)	102,449
3,419		Embarq Corp	122,947
1,501	*	Equinix, Inc	79,838
3,394		Frontier Communications Corp	29,664
3,602		Global Payments, Inc	118,110
715	*	IAC/InterActiveCorp	11,247
202	*	Leap Wireless International, Inc	5,432
67,775	*	Level 3 Communications, Inc	47,443
6,187	*	Liberty Global, Inc (Class A)	98,497
23,436	*	Liberty Media Corp - Entertainment (Series A)	409,660
11,054	*	MetroPCS Communications, Inc	164,152

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,574	*	NeuStar, Inc (Class A)	$68,371
7,631	*	NII Holdings, Inc (Class B)	138,732
33,533		Qwest Communications International, Inc	122,060
5,351	*	SBA Communications Corp (Class A)	87,328
2,043		Telephone & Data Systems, Inc	64,865
287	*	US Cellular Corp	12,410
10,145		Windstream Corp	93,334
		TOTAL COMMUNICATIONS	2,414,562

DEPOSITORY INSTITUTIONS - 1.25%
395		Capitol Federal Financial	18,012
8,121		Hudson City Bancorp, Inc	129,611
4,116	*	Metavante Technologies, Inc	66,309
8,990		Northern Trust Corp	468,739
		TOTAL DEPOSITORY INSTITUTIONS	682,671

EATING AND DRINKING PLACES - 2.44%
4,850		Brinker International, Inc	51,119
3,660		Burger King Holdings, Inc	87,401
1,511	*	Chipotle Mexican Grill, Inc (Class A)	93,652
6,352		Darden Restaurants, Inc	178,999
8,420		Tim Hortons, Inc	242,833
21,508		Yum! Brands, Inc	677,502
		TOTAL EATING AND DRINKING PLACES	1,331,506

EDUCATIONAL SERVICES - 1.67%
5,801	*	Apollo Group, Inc (Class A)	444,472
2,798		DeVry, Inc	160,633
1,772	*	ITT Educational Services, Inc	168,305
643		Strayer Education, Inc	137,866
		TOTAL EDUCATIONAL SERVICES	911,276

ELECTRIC, GAS, AND SANITARY SERVICES - 4.27%
30,613	*	AES Corp	252,251
7,674		Allegheny Energy, Inc	259,841
16,206	*	Calpine Corp	117,980
9,385		Centerpoint Energy, Inc	118,439
7,221		Constellation Energy Group, Inc	181,175
5,525	*	Covanta Holding Corp	121,329
465		DPL, Inc	10,621
6,547		El Paso Corp	51,263
578		Energen Corp	16,953
4,437	*	Mirant Corp	83,726
4,080	*	NRG Energy, Inc	95,186
17,022		PPL Corp	522,404
2,991		Questar Corp	97,776
6,558		Republic Services, Inc	162,573
2,785		Sierra Pacific Resources	27,544
3,960	*	Stericycle, Inc	206,237
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,325,298

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.51%
3,197	*	Advanced Micro Devices, Inc	6,906
13,617		Altera Corp	227,540

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,895		Ametek, Inc	$147,878
7,957		Amphenol Corp (Class A)	190,809
13,197		Analog Devices, Inc	251,006
13,245	*	Atmel Corp	41,457
2,913	*	Avnet, Inc	53,046
140		AVX Corp	1,112
23,346	*	Broadcom Corp (Class A)	396,181
3,797	*	Ciena Corp	25,440
5,933		Cooper Industries Ltd (Class A)	173,422
1,626	*	Cree, Inc	25,805
6,557	*	Cypress Semiconductor Corp	29,310
2,294	*	Dolby Laboratories, Inc (Class A)	75,151
3,344		Eaton Corp	166,230
284	*	EchoStar Corp (Class A)	4,223
2,578	*	Energizer Holdings, Inc	139,573
1,893		Harman International Industries, Inc	31,670
6,112		Harris Corp	232,562
3,588	*	Integrated Device Technology, Inc	20,129
965	*	International Rectifier Corp	13,028
1,853		Intersil Corp (Class A)	17,029
4,917	*	JDS Uniphase Corp	17,947
4,325		L-3 Communications Holdings, Inc	319,098
1,274		Lincoln Electric Holdings, Inc	64,885
10,077		Linear Technology Corp	222,903
22,169	*	LSI Logic Corp	72,936
21,981	*	Marvell Technology Group Ltd	146,613
10,330	*	MEMC Electronic Materials, Inc	147,512
8,371		Microchip Technology, Inc	163,486
3,892	*	Micron Technology, Inc	10,275
1,876		Molex, Inc	27,183
10,389		National Semiconductor Corp	104,617
15,495	*	NetApp, Inc	216,465
1,328	*	Novellus Systems, Inc	16,388
24,999	*	Nvidia Corp	201,742
18,728	*	ON Semiconductor Corp	63,675
4,712	*	Rambus, Inc	75,015
2,051	*	Silicon Laboratories, Inc	50,824
149,587	*	Sirius XM Radio, Inc	17,950
2,212	*	Sunpower Corp (Class A)	81,844
1,817	*	Sunpower Corp (Class B)	55,309
3,385	*	Varian Semiconductor Equipment Associates, Inc	61,336
12,678		Xilinx, Inc	225,922
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,633,432

ENGINEERING AND MANAGEMENT SERVICES - 4.06%
4,181	*	Aecom Technology Corp	128,482
6,370	*	Amylin Pharmaceuticals, Inc	69,115
1,591		Corporate Executive Board Co	35,097
8,057		Fluor Corp	361,518
2,805	*	Genpact Ltd	23,057
2,454	*	Gen-Probe, Inc	105,129
4,394	*	Hewitt Associates, Inc (Class A)	124,702
5,546	*	Jacobs Engineering Group, Inc	266,763
6,194		KBR, Inc	94,149

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,169	*	McDermott International, Inc	$100,470
14,700		Paychex, Inc	386,315
5,921		Quest Diagnostics, Inc	307,359
1,623	*	SAIC, Inc	31,616
3,749	*	Shaw Group, Inc	76,742
659	*	URS Corp	26,867
3,851	*	VCA Antech, Inc	76,558
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,213,939

FABRICATED METAL PRODUCTS - 1.14%
670	*	Alliant Techsystems, Inc	57,459
615		Aptargroup, Inc	21,673
641		Ball Corp	26,659
7,340	*	Crown Holdings, Inc	140,928
7,603		Parker Hannifin Corp	323,431
824		Valmont Industries, Inc	50,561
		TOTAL FABRICATED METAL PRODUCTS	620,711

FOOD AND KINDRED PRODUCTS - 1.47%
4,723		Campbell Soup Co	141,737
7,978		H.J. Heinz Co	299,974
3,297	*	Hansen Natural Corp	110,548
3,549		Hershey Co	123,292
1,087		J.M. Smucker Co	47,132
1,933		McCormick & Co, Inc	61,585
1,575		Tyson Foods, Inc (Class A)	13,797
		TOTAL FOOD AND KINDRED PRODUCTS	798,065

FOOD STORES - 0.80%
1,213	*	Panera Bread Co (Class A)	63,367
32,943	*	Starbucks Corp	311,641
6,361		Whole Foods Market, Inc	60,048
		TOTAL FOOD STORES	435,056

FORESTRY - 0.03%
438		Rayonier, Inc	13,731
		TOTAL FORESTRY	13,731

FURNITURE AND FIXTURES - 0.10%
333		Hill-Rom Holdings, Inc	5,481
2,635	*	Kinetic Concepts, Inc	50,539
		TOTAL FURNITURE AND FIXTURES	56,020

FURNITURE AND HOME FURNISHINGS STORES - 0.75%
9,646	*	Bed Bath & Beyond, Inc	245,202
7,394	*	GameStop Corp (Class A)	160,154
599		Williams-Sonoma, Inc	4,708
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	410,064

GENERAL BUILDING CONTRACTORS - 0.15%
22	*	NVR, Inc	10,038
2,177		Pulte Homes, Inc	23,795
2,629		Walter Industries, Inc	46,033
		TOTAL GENERAL BUILDING CONTRACTORS	79,866

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 0.85%
3,815	*	Big Lots, Inc	$55,279
525		Family Dollar Stores, Inc	13,687
19,247		TJX Cos, Inc	395,911
		TOTAL GENERAL MERCHANDISE STORES	464,877

HEALTH SERVICES - 3.15%
1,041		AmerisourceBergen Corp	37,122
1,109	*	Community Health Systems, Inc	16,169
2,844	*	Covance, Inc	130,909
1,304	*	Coventry Health Care, Inc	19,404
3,973	*	DaVita, Inc	196,942
2,517	*	Edwards Lifesciences Corp	138,309
9,569	*	Express Scripts, Inc	526,103
8,946	*	Health Management Associates, Inc (Class A)	16,013
5,082	*	Laboratory Corp of America Holdings	327,332
3,068	*	Lincare Holdings, Inc	82,621
452		Omnicare, Inc	12,548
1,860	*	Pediatrix Medical Group, Inc	58,962
4,870		Pharmaceutical Product Development, Inc	141,279
11,729	*	Tenet Healthcare Corp	13,488
		TOTAL HEALTH SERVICES	1,717,201

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.26%
6,071	*	Foster Wheeler Ltd	141,940
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	141,940

HOLDING AND OTHER INVESTMENT OFFICES - 2.60%
1,871	*	Affiliated Managers Group, Inc	78,432
1,283		Apartment Investment & Management Co (Class A)	14,819
1,444		Camden Property Trust	45,255
2,237		Digital Realty Trust, Inc	73,485
246		Essex Property Trust, Inc	18,881
758		Federal Realty Investment Trust	47,057
6,428		General Growth Properties, Inc	8,292
1,270		HCP, Inc	35,268
538		Health Care REIT, Inc	22,704
24,557		iShares Russell Midcap Growth Index Fund	769,124
136		Kilroy Realty Corp	4,551
3,428		Macerich Co	62,252
338		Nationwide Health Properties, Inc	9,707
2,543		Plum Creek Timber Co, Inc	88,344
2,349		Taubman Centers, Inc	59,806
978		Ventas, Inc	32,831
2,877		WABCO Holdings, Inc	45,428
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,416,236

HOTELS AND OTHER LODGING PLACES - 1.14%
366		Boyd Gaming Corp	1,731
459		Choice Hotels International, Inc	13,798
13,350		Marriott International, Inc (Class A)	259,658
5,113	*	MGM Mirage	70,355
2,138		Orient-Express Hotels Ltd (Class A)	16,377

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,377		Starwood Hotels & Resorts Worldwide, Inc	$149,948
2,566		Wynn Resorts Ltd	108,439
		TOTAL HOTELS AND OTHER LODGING PLACES	620,306

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.95%
3,086	*	AGCO Corp	72,799
2,284	*	Brocade Communications Systems, Inc	6,395
3,449		Bucyrus International, Inc (Class A)	63,875
298		Carlisle Cos, Inc	6,169
9,205		Cummins, Inc	246,050
2,512		Diebold, Inc	70,562
3,528		Donaldson Co, Inc	118,717
7,503		Dover Corp	246,999
3,997	*	Dresser-Rand Group, Inc	68,948
1,199		Flowserve Corp	61,749
5,843	*	FMC Technologies, Inc	139,239
2,724		Graco, Inc	64,641
3,176		IDEX Corp	76,700
2,427		Ingersoll-Rand Co Ltd (Class A)	42,108
14,018		International Game Technology	166,674
6,259		ITT Industries, Inc	287,851
4,307		Jabil Circuit, Inc	29,072
1,204		John Bean Technologies Corp	9,837
4,859		Joy Global, Inc	111,223
694		Kennametal, Inc	15,400
5,177	*	Lam Research Corp	110,167
2,136		Lennox International, Inc	68,971
6,070		Manitowoc Co, Inc	52,566
1,406	*	Oil States International, Inc	26,278
5,460		Pall Corp	155,228
8,501		Pitney Bowes, Inc	216,605
2,289	*	SanDisk Corp	21,974
2,818	*	Scientific Games Corp (Class A)	49,428
10,229		Seagate Technology, Inc	45,314
2,432		SPX Corp	98,618
4,067	*	Teradata Corp	60,314
240		Timken Co	4,711
1,637		Toro Co	54,021
5,731	*	Varian Medical Systems, Inc	200,814
10,137	*	Western Digital Corp	116,069
2,647	*	Zebra Technologies Corp (Class A)	53,628
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,239,714

INSTRUMENTS AND RELATED PRODUCTS - 8.50%
1,997	*	Advanced Medical Optics, Inc	13,200
16,585	*	Agilent Technologies, Inc	259,224
13,981		Allergan, Inc	563,714
4,551		Bard (C.R.), Inc	383,467
2,313		Beckman Coulter, Inc	101,633
6,778		Dentsply International, Inc	191,411
6,253	*	Flir Systems, Inc	191,842
5,479		Garmin Ltd	105,032
2,914		Hillenbrand, Inc	48,606
5,860	*	Hologic, Inc	76,590

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,622	*	Illumina, Inc	$146,453
1,759	*	Intuitive Surgical, Inc	223,375
1,551	*	Itron, Inc	98,861
7,120		Kla-Tencor Corp	155,145
1,567	*	Mettler-Toledo International, Inc	105,616
2,553	*	Millipore Corp	131,531
2,630		National Instruments Corp	64,067
2,414		PerkinElmer, Inc	33,579
3,535	*	Resmed, Inc	132,492
6,632		Rockwell Automation, Inc	213,816
7,290		Rockwell Collins, Inc	284,966
4,067		Roper Industries, Inc	176,548
15,439	*	St. Jude Medical, Inc	508,869
1,789		Techne Corp	115,426
4,532	*	Teradyne, Inc	19,125
5,491	*	Trimble Navigation Ltd	118,661
4,556	*	Waters Corp	166,977
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,630,226

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
1,333		Brown & Brown, Inc	27,860
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	27,860

INSURANCE CARRIERS - 0.53%
1,586		Axis Capital Holdings Ltd	46,184
1,693		Cigna Corp	28,527
127		Erie Indemnity Co (Class A)	4,779
221	*	Health Net, Inc	2,407
4,363	*	Humana, Inc	162,653
278		Transatlantic Holdings, Inc	11,137
377		W.R. Berkley Corp	11,687
1,827	*	WellCare Health Plans, Inc	23,495
		TOTAL INSURANCE CARRIERS	290,869

JUSTICE, PUBLIC ORDER AND SAFETY - 0.15%
5,028	*	Corrections Corp of America	82,258
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	82,258

LEATHER AND LEATHER PRODUCTS - 0.59%
15,459	*	Coach, Inc	321,083
		TOTAL LEATHER AND LEATHER PRODUCTS	321,083

LEGAL SERVICES - 0.19%
2,278	*	FTI Consulting, Inc	101,781
		TOTAL LEGAL SERVICES	101,781

METAL MINING - 0.34%
5,130		Cleveland-Cliffs, Inc	131,380
1,965		Foundation Coal Holdings, Inc	27,549
3,888	*	Patriot Coal Corp	24,300
		TOTAL METAL MINING	183,229

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
2,360		Hasbro, Inc	68,842

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
837	*	Intrepid Potash, Inc	$17,384
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	86,226

MISCELLANEOUS RETAIL - 1.24%
3,677	*	Dick's Sporting Goods, Inc	51,882
4,097	*	Dollar Tree, Inc	171,255
182	*	HSN, Inc	1,323
2,046		MSC Industrial Direct Co (Class A)	75,354
5,777		Petsmart, Inc	106,586
1,843	*	Priceline.com, Inc	135,737
5,620		Tiffany & Co	132,801
		TOTAL MISCELLANEOUS RETAIL	674,938

MOTION PICTURES - 0.17%
3,638	*	DreamWorks Animation SKG, Inc (Class A)	91,896
		TOTAL MOTION PICTURES	91,896

NONDEPOSITORY INSTITUTIONS - 0.65%
2,340		GLG Partners, Inc	5,312
974		Lender Processing Services, Inc	28,684
18,351	*	SLM Corp	163,324
11,263		Textron, Inc	156,218
30	*	Tree.com, Inc	78
		TOTAL NONDEPOSITORY INSTITUTIONS	353,616

OIL AND GAS EXTRACTION - 5.71%
2,436	*	Atwood Oceanics, Inc	37,222
2,173		Cabot Oil & Gas Corp	56,498
9,798	*	Cameron International Corp	200,859
1,332	*	CNX Gas Corp	36,364
1,461	*	Continental Resources, Inc	30,257
11,036	*	Denbury Resources, Inc	120,513
3,127		Diamond Offshore Drilling, Inc	184,305
583	*	Encore Acquisition Co	14,878
6,093		ENSCO International, Inc	172,980
5,945		Equitable Resources, Inc	199,455
3,219	*	Global Industries Ltd	11,234
822	*	Helix Energy Solutions Group, Inc	5,951
800	*	Key Energy Services, Inc	3,528
2,810	*	Mariner Energy, Inc	28,662
1,669	*	Nabors Industries Ltd	19,978
12,221		Noble Corp	269,962
554		Noble Energy, Inc	27,268
2,557	*	Oceaneering International, Inc	74,511
4,118		Patterson-UTI Energy, Inc	47,398
10,763	*	PetroHawk Energy Corp	168,226
4,488	*	Plains Exploration & Production Co	104,301
5,475	*	Pride International, Inc	87,491
4,790	*	Quicksilver Resources, Inc	26,680
7,034		Range Resources Corp	241,899
1,897		Rowan Cos, Inc	30,162
168	*	SEACOR Holdings, Inc	11,197
9,721		Smith International, Inc	222,514
15,560	*	Southwestern Energy Co	450,774

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,072		St. Mary Land & Exploration Co	$21,772
3,537	*	Superior Energy Services	56,344
3,175	*	Tetra Technologies, Inc	15,431
167		Tidewater, Inc	6,725
1,572	*	Unit Corp	42,004
1,273		W&T Offshore, Inc	18,229
1,949	*	Whiting Petroleum Corp	65,214
		TOTAL OIL AND GAS EXTRACTION	3,110,786

PAPER AND ALLIED PRODUCTS - 0.11%
1,455		Greif, Inc (Class A)	48,641
965		Packaging Corp of America	12,989
		TOTAL PAPER AND ALLIED PRODUCTS	61,630

PERSONAL SERVICES - 0.69%
14,807		H&R Block, Inc	336,415
1,321		Weight Watchers International, Inc	38,864
		TOTAL PERSONAL SERVICES	375,279

PETROLEUM AND COAL PRODUCTS - 1.23%
290		Ashland, Inc	3,048
4,793		Frontier Oil Corp	60,536
1,864		Holly Corp	33,981
8,638		Murphy Oil Corp	383,095
5,096	*	SandRidge Energy, Inc	31,340
3,144		Sunoco, Inc	136,638
1,751		Tesoro Corp	23,061
		TOTAL PETROLEUM AND COAL PRODUCTS	671,699

PRIMARY METAL INDUSTRIES - 1.31%
5,257		AK Steel Holding Corp	48,995
4,586		Allegheny Technologies, Inc	117,081
134		Carpenter Technology Corp	2,752
1,097	*	Century Aluminum Co	10,970
3,301	*	CommScope, Inc	51,298
2,296	*	General Cable Corp	40,616
1,034		Hubbell, Inc (Class B)	33,791
6,325		Precision Castparts Corp	376,211
107		Schnitzer Steel Industries, Inc (Class A)	4,029
2,108		Steel Dynamics, Inc	23,567
655		Titanium Metals Corp	5,771
		TOTAL PRIMARY METAL INDUSTRIES	715,081

PRINTING AND PUBLISHING - 0.75%
1,815		Dun & Bradstreet Corp	140,118
1,839		John Wiley & Sons, Inc (Class A)	65,432
7,242		McGraw-Hill Cos, Inc	167,941
2,085	*	MSCI, Inc (Class A)	37,030
		TOTAL PRINTING AND PUBLISHING	410,521

RAILROAD TRANSPORTATION - 0.12%
3,409	*	Kansas City Southern Industries, Inc	64,941
		TOTAL RAILROAD TRANSPORTATION	64,941

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.23%
3,473	*	CB Richard Ellis Group, Inc (Class A)	$15,003
3,300		Forest City Enterprises, Inc (Class A)	22,110
3,541	*	St. Joe Co	86,117
		TOTAL REAL ESTATE	123,230

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
6,818	*	Goodyear Tire & Rubber Co	40,703
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	40,703

SECURITY AND COMMODITY BROKERS - 2.91%
6,350		Broadridge Financial Solutions, Inc	79,629
5,458	*	E*Trade Financial Corp	6,277
4,668		Eaton Vance Corp	98,075
3,858		Federated Investors, Inc (Class B)	65,432
3,206	*	IntercontinentalExchange, Inc	264,303
2,316		Invesco Ltd	33,443
1,738	*	Investment Technology Group, Inc	39,487
6,610		Janus Capital Group, Inc	53,078
3,439		Lazard Ltd (Class A)	102,276
3,290	*	MF Global Ltd	6,712
706	*	Morningstar, Inc	25,063
3,329	*	Nasdaq Stock Market, Inc	82,260
6,127		SEI Investments Co	96,255
11,756		T Rowe Price Group, Inc	416,632
10,817	*	TD Ameritrade Holding Corp	154,142
4,003		Waddell & Reed Financial, Inc (Class A)	61,886
		TOTAL SECURITY AND COMMODITY BROKERS	1,584,950

SPECIAL TRADE CONTRACTORS - 0.25%
6,939	*	Quanta Services, Inc	137,392
		TOTAL SPECIAL TRADE CONTRACTORS	137,392

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
1,834		Eagle Materials, Inc	33,764
6,525		Gentex Corp	57,616
2,176	*	Owens-Illinois, Inc	59,470
1,677	*	USG Corp	13,483
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	164,333

TOBACCO PRODUCTS - 0.43%
4,158		Lorillard, Inc	234,303
		TOTAL TOBACCO PRODUCTS	234,303

TRANSPORTATION BY AIR - 0.33%
6,346	*	AMR Corp	67,712
1,066		Copa Holdings S.A. (Class A)	32,321
6,795	*	Delta Air Lines, Inc	77,871
		TOTAL TRANSPORTATION BY AIR	177,904

TRANSPORTATION EQUIPMENT - 0.98%
4,042	*	BE Aerospace, Inc	31,083
5,670		Goodrich Corp	209,903
9,523		Harley-Davidson, Inc	161,605

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,782		Harsco Corp	$104,686
2,273		Oshkosh Truck Corp	20,207
443		Thor Industries, Inc	5,839
		TOTAL TRANSPORTATION EQUIPMENT	533,323

TRANSPORTATION SERVICES - 1.50%
7,744		CH Robinson Worldwide, Inc	426,152
9,668		Expeditors International Washington, Inc	321,654
242		GATX Corp	7,495
182	*	Interval Leisure Group, Inc	981
4,117		UTI Worldwide, Inc	59,038
		TOTAL TRANSPORTATION SERVICES	815,320

TRUCKING AND WAREHOUSING - 0.36%
298		Con-way, Inc	7,927
3,729		J.B. Hunt Transport Services, Inc	97,961
2,386		Landstar System, Inc	91,694
		TOTAL TRUCKING AND WAREHOUSING	197,582

WATER TRANSPORTATION - 0.25%
2,252		Frontline Ltd	66,682
2,469	*	Kirby Corp	67,552
		TOTAL WATER TRANSPORTATION	134,234

WHOLESALE TRADE-DURABLE GOODS - 1.40%
410	*	Arrow Electronics, Inc	7,724
4,605		BorgWarner, Inc	100,251
6,190	*	LKQ Corp	72,175
1,727		Martin Marietta Materials, Inc	167,657
5,505	*	Patterson Cos, Inc	103,219
287	*	Tech Data Corp	5,120
3,478		W.W. Grainger, Inc	274,207
1,528	*	WESCO International, Inc	29,383
		TOTAL WHOLESALE TRADE-DURABLE GOODS	759,736

WHOLESALE TRADE-NONDURABLE GOODS - 1.62%
3,770		Airgas, Inc	146,992
2,629	*	Bare Escentuals, Inc	13,750
3,510		Brown-Forman Corp (Class B)	180,730
1,954	*	Central European Distribution Corp	38,494
4,841	*	Dean Foods Co	86,993
5,016	*	Endo Pharmaceuticals Holdings, Inc	129,814
3,822	*	Henry Schein, Inc	140,229
3,050		Herbalife Ltd	66,124
4,623		Terra Industries, Inc	77,065
200		Valhi, Inc	2,140
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	882,331

		TOTAL COMMON STOCKS	54,369,857
		(Cost $78,459,749)

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

	TOTAL INVESTMENTS - 99.82%	$54,369,857
	(Cost $78,459,749)

	OTHER ASSETS AND LIABILITIES, NET - 0.18%	98,364

	NET ASSETS - 100.00%	$54,468,221

	The following abbreviations are used in portfolio description:
	ADR - American Depositary Receipt
	REIT - Real Estate Investment Trust

*	Non-income producing

	At December 31, 2008, the net unrealized depreciation on investment was $24,089,891,
	consisting of gross unrealized appreciation of $1,502,065 and gross unrealized
	depreciation of $25,591,956.

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

TIAA-CREF FUNDS
MID-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%

AMUSEMENT AND RECREATION SERVICES - 0.11%
4,348		International Speedway Corp (Class A)	$124,918
4,514	*	Ticketmaster	28,980
6,807		Warner Music Group Corp	20,557
		TOTAL AMUSEMENT AND RECREATION SERVICES	174,455

APPAREL AND ACCESSORY STORES - 0.74%
7,069		American Eagle Outfitters, Inc	66,166
5,522	*	AnnTaylor Stores Corp	31,862
20,550		Foot Locker, Inc	150,837
33,065		Gap, Inc	442,740
9,881	*	Kohl's Corp	357,692
12,669		Limited Brands, Inc	127,197
		TOTAL APPAREL AND ACCESSORY STORES	1,176,494

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
11,241		Jones Apparel Group, Inc	65,872
14,319		Liz Claiborne, Inc	37,229
792		Phillips-Van Heusen Corp	15,943
11,661		VF Corp	638,674
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	757,718

AUTO REPAIR, SERVICES AND PARKING - 0.25%
40,502	*	Hertz Global Holdings, Inc	205,345
5,108		Ryder System, Inc	198,088
		TOTAL AUTO REPAIR, SERVICES AND PARKING	403,433

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.35%
15,438	*	Autonation, Inc	152,527
11,516	*	O'Reilly Automotive, Inc	354,002
5,817		Penske Auto Group, Inc	44,675
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	551,204

BUSINESS SERVICES - 3.04%
8,734	*	Affiliated Computer Services, Inc (Class A)	401,327
15,347	*	Amdocs Ltd	280,697
15,122	*	Avis Budget Group, Inc	10,585
27,784		CA, Inc	514,838
35,266	*	Cadence Design Systems, Inc	129,074
990	*	Clear Channel Outdoor Holdings, Inc (Class A)	6,089
20,209	*	Computer Sciences Corp	710,144
14,177	*	Compuware Corp	95,695
16,357	*	Convergys Corp	104,848
1,131	*	DST Systems, Inc	42,955
8,007		Equifax, Inc	212,346

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
27,840	*	Expedia, Inc	$229,402
20,353		Fidelity National Information Services, Inc	331,143
9,551	*	HLTH Corp	99,903
18,865		IMS Health, Inc	285,993
8,486	*	Interpublic Group of Cos, Inc	33,605
9,899		Manpower, Inc	336,467
2,092	*	McAfee, Inc	72,320
2,148	*	NCR Corp	30,373
25,497	*	Novell, Inc	99,183
99,619	*	Sun Microsystems, Inc	380,545
19,100	*	Synopsys, Inc	353,732
18,965	*	Unisys Corp	16,120
7,713	*	United Rentals, Inc	70,343
		TOTAL BUSINESS SERVICES	4,847,727

CHEMICALS AND ALLIED PRODUCTS - 4.66%
10,156		Alberto-Culver Co	248,924
14,306		Avery Dennison Corp	468,235
8,549		Cabot Corp	130,800
2,461		Celanese Corp (Series A)	30,590
4,948	*	Charles River Laboratories International, Inc	129,638
32,425		Chemtura Corp	45,395
12,817		Clorox Co	712,113
6,395		Cytec Industries, Inc	135,702
10,286		Eastman Chemical Co	326,169
6,111		FMC Corp	273,345
37,354	*	Forest Laboratories, Inc	951,407
18,270	*	Hospira, Inc	490,001
20,453		Huntsman Corp	70,358
5,292	*	Inverness Medical Innovations, Inc	100,072
8,394	*	Invitrogen Corp	195,664
33,248	*	King Pharmaceuticals, Inc	353,094
9,072		Lubrizol Corp	330,130
33,106	*	Mylan Laboratories, Inc	327,418
1,676		Nalco Holding Co	19,341
3,554	*	NBTY, Inc	55,620
19,646		PPG Industries, Inc	833,580
2,790		Rohm & Haas Co	172,394
17,098		RPM International, Inc	227,232
1,267		Scotts Miracle-Gro Co (Class A)	37,655
8,227		Sigma-Aldrich Corp	347,508
13,273		Valspar Corp	240,109
7,156	*	Watson Pharmaceuticals, Inc	190,135
		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,442,629

COMMUNICATIONS - 3.08%
29,744		Cablevision Systems Corp (Class A)	500,889
78,821		CBS Corp (Class B)	645,544
13,494		CenturyTel, Inc	368,791
795	*	Clearwire Corp (Class A)	3,919
30,007	*	Crown Castle International Corp	527,523
9,718		Embarq Corp	349,459
34,103		Frontier Communications Corp	298,060
3,100		Hearst-Argyle Television, Inc	18,786

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,700	*	IAC/InterActiveCorp	$168,311
6,459	*	Leap Wireless International, Inc	173,683
20,682	*	Liberty Global, Inc (Class A)	329,257
13,998	*	Liberty Media Corp - Capital (Series A)	65,931
78,943	*	Liberty Media Holding Corp (Interactive A)	246,302
101,845		Qwest Communications International, Inc	370,716
11,643		Scripps Networks Interactive (Class A)	256,146
8,104		Telephone & Data Systems, Inc	257,302
1,386	*	US Cellular Corp	59,931
30,425		Windstream Corp	279,910
		TOTAL COMMUNICATIONS	4,920,460

DEPOSITORY INSTITUTIONS - 7.06%
17,166		Associated Banc-Corp	359,284
11,133		Astoria Financial Corp	183,472
11,177		Bancorpsouth, Inc	261,095
6,378		Bank of Hawaii Corp	288,094
2,968		BOK Financial Corp	119,907
1,952		Capitol Federal Financial	89,011
5,436		City National Corp	264,733
20,210		Comerica, Inc	401,169
8,402		Commerce Bancshares, Inc	369,268
7,969		Cullen/Frost Bankers, Inc	403,869
67,307		Fifth Third Bancorp	555,956
791		First Citizens Bancshares, Inc (Class A)	120,865
27,417		First Horizon National Corp	289,797
23,052		Fulton Financial Corp	221,760
45,582		Hudson City Bancorp, Inc	727,489
49,322		Huntington Bancshares, Inc	377,807
65,962		Keycorp	561,996
8,847		M&T Bank Corp	507,906
34,834		Marshall & Ilsley Corp	475,136
45,911		New York Community Bancorp, Inc	549,096
2,845		Northern Trust Corp	148,338
46,468		People's United Financial, Inc	828,525
37,396		Popular, Inc	192,963
93,319		Regions Financial Corp	742,819
59,109	*	Sovereign Bancorp, Inc	176,145
37,910		Synovus Financial Corp	314,653
16,838		TCF Financial Corp	230,007
11,717		TFS Financial Corp	151,149
18,084		Valley National Bancorp	366,201
11,898		Washington Federal, Inc	177,994
7,056		Webster Financial Corp	97,232
8,741		Whitney Holding Corp	139,769
8,967		Wilmington Trust Corp	199,426
15,489		Zions Bancorporation	379,635
		TOTAL DEPOSITORY INSTITUTIONS	11,272,566

EDUCATIONAL SERVICES - 0.13%
11,901	*	Career Education Corp	213,504
		TOTAL EDUCATIONAL SERVICES	213,504

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 15.98%
10,393		AGL Resources, Inc	$325,821
14,854		Alliant Energy Corp	433,440
28,170		Ameren Corp	936,934
53,965		American Electric Power Co, Inc	1,795,954
8,423		American Water Works Co, Inc	175,872
18,005		Aqua America, Inc	370,723
12,018		Atmos Energy Corp	284,827
16,030		Centerpoint Energy, Inc	202,299
29,841		CMS Energy Corp	301,693
36,663		Consolidated Edison, Inc	1,427,290
2,035		Constellation Energy Group, Inc	51,058
14,154		DPL, Inc	323,277
21,933		DTE Energy Co	782,350
65,865	*	Dynegy, Inc (Class A)	131,730
43,756		Edison International	1,405,442
74,128		El Paso Corp	580,422
7,735		Energen Corp	226,868
15,794		Great Plains Energy, Inc	305,298
12,235		Hawaiian Electric Industries, Inc	270,883
10,269		Integrys Energy Group, Inc	441,362
24,520		MDU Resources Group, Inc	529,142
7,465	*	Mirant Corp	140,865
10,962		National Fuel Gas Co	343,439
36,922		NiSource, Inc	405,034
20,847		Northeast Utilities	501,579
19,703	*	NRG Energy, Inc	459,671
14,315		NSTAR	522,354
12,424		OGE Energy Corp	320,291
14,007		Oneok, Inc	407,884
27,050		Pepco Holdings, Inc	480,408
47,998		PG&E Corp	1,858,002
13,513		Pinnacle West Capital Corp	434,173
35,125		Progress Energy, Inc	1,399,731
17,448		Puget Energy, Inc	475,807
14,441		Questar Corp	472,076
46,134	*	Reliant Energy, Inc	266,655
24,450		Republic Services, Inc	606,116
15,633		SCANA Corp	556,535
33,652		Sempra Energy	1,434,584
22,889		Sierra Pacific Resources	226,372
14,820		Southern Union Co	193,253
28,429		TECO Energy, Inc	351,098
14,413		UGI Corp	351,965
11,078		Vectren Corp	277,061
15,783		Wisconsin Energy Corp	662,570
57,925		Xcel Energy, Inc	1,074,509
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,524,717

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.79%
16,299	*	ADC Telecommunications, Inc	89,156
70,899	*	Advanced Micro Devices, Inc	153,142
21,918	*	Atmel Corp	68,603
11,300	*	Avnet, Inc	205,773
5,748		AVX Corp	45,639

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,644		Cooper Industries Ltd (Class A)	$164,974
7,128	*	Cree, Inc	113,121
12,126		Eaton Corp	602,784
5,394	*	EchoStar Corp (Class A)	80,209
17,096	*	Fairchild Semiconductor International, Inc	83,599
2,080		Harman International Industries, Inc	34,798
12,422	*	Integrated Device Technology, Inc	69,687
7,452	*	International Rectifier Corp	100,602
10,695		Intersil Corp (Class A)	98,287
9,319	*	Jarden Corp	107,169
13,992	*	JDS Uniphase Corp	51,071
3,648		L-3 Communications Holdings, Inc	269,150
1,837		Lincoln Electric Holdings, Inc	93,558
20,949	*	LSI Logic Corp	68,922
90,552	*	Micron Technology, Inc	239,057
12,941		Molex, Inc	187,515
9,255	*	Novellus Systems, Inc	114,207
18,008	*	QLogic Corp	242,028
5,282		Teleflex, Inc	264,628
52,659	*	Tellabs, Inc	216,955
7,722	*	Thomas & Betts Corp	185,482
24,600	*	Vishay Intertechnology, Inc	84,132
10,087		Whirlpool Corp	417,098
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,451,346

ENGINEERING AND MANAGEMENT SERVICES - 1.05%
1,518	*	Aecom Technology Corp	46,648
873	*	Genpact Ltd	7,176
4,284		KBR, Inc	65,117
26,361		Moody's Corp	529,593
3,831		Quest Diagnostics, Inc	198,867
22,657	*	SAIC, Inc	441,358
9,321	*	URS Corp	380,017
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,668,776

FABRICATED METAL PRODUCTS - 1.39%
2,478	*	Alliant Techsystems, Inc	212,513
7,371		Aptargroup, Inc	259,754
11,177		Ball Corp	464,852
15,208		Commercial Metals Co	180,519
6,701		Crane Co	115,525
13,379		Pentair, Inc	316,681
7,795		Snap-On, Inc	306,967
10,570		Stanley Works	360,437
		TOTAL FABRICATED METAL PRODUCTS	2,217,248

FOOD AND KINDRED PRODUCTS - 5.77%
16,330		Bunge Ltd	845,404
13,924		Campbell Soup Co	417,859
42,762		Coca-Cola Enterprises, Inc	514,427
60,886		ConAgra Foods, Inc	1,004,618
24,867	*	Constellation Brands, Inc (Class A)	392,153
10,084		Corn Products International, Inc	290,923
26,144		Del Monte Foods Co	186,668

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
33,928	*	Dr Pepper Snapple Group, Inc	$551,330
18,857		H.J. Heinz Co	709,023
10,276		Hershey Co	356,988
9,675		Hormel Foods Corp	300,699
12,780		J.M. Smucker Co	554,141
9,532		McCormick & Co, Inc	303,690
15,536		Molson Coors Brewing Co (Class B)	760,021
18,418		Pepsi Bottling Group, Inc	414,589
7,719		PepsiAmericas, Inc	157,159
94,907		Sara Lee Corp	929,140
15,508	*	Smithfield Foods, Inc	218,198
34,856		Tyson Foods, Inc (Class A)	305,339
		TOTAL FOOD AND KINDRED PRODUCTS	9,212,369

FOOD STORES - 1.14%
58,860		Safeway, Inc	1,399,103
28,569		Supervalu, Inc	417,107
		TOTAL FOOD STORES	1,816,210

FORESTRY - 0.73%
9,306		Rayonier, Inc	291,743
28,396		Weyerhaeuser Co	869,202
		TOTAL FORESTRY	1,160,945

FURNITURE AND FIXTURES - 0.65%
7,295		Hill-Rom Holdings, Inc	120,076
21,204		Leggett & Platt, Inc	322,089
48,594		Masco Corp	540,851
8,447		Steelcase, Inc (Class A)	47,472
		TOTAL FURNITURE AND FIXTURES	1,030,488

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
6,219	*	Bed Bath & Beyond, Inc	158,087
17,424		RadioShack Corp	208,043
10,893		Williams-Sonoma, Inc	85,619
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	451,749

GENERAL BUILDING CONTRACTORS - 1.11%
16,627		Centex Corp	176,911
42,664		DR Horton, Inc	301,634
10,059		KB Home	137,004
18,339		Lennar Corp (Class A)	158,999
4,535		MDC Holdings, Inc	137,411
517	*	NVR, Inc	235,881
22,117		Pulte Homes, Inc	241,739
17,547	*	Toll Brothers, Inc	376,032
		TOTAL GENERAL BUILDING CONTRACTORS	1,765,611

GENERAL MERCHANDISE STORES - 1.42%
8,099	*	BJ's Wholesale Club, Inc	277,472
17,308		Family Dollar Stores, Inc	451,220
29,696		JC Penney Co, Inc	585,011
56,554		Macy's, Inc	585,334
19,596	*	Saks, Inc	85,830

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,493	*	Sears Holdings Corp	$291,253
		TOTAL GENERAL MERCHANDISE STORES	2,276,120

HEALTH SERVICES - 1.31%
19,069		AmerisourceBergen Corp	680,000
4,686		Brookdale Senior Living, Inc	26,148
9,881	*	Community Health Systems, Inc	144,065
16,071	*	Coventry Health Care, Inc	239,136
2,340	*	DaVita, Inc	115,994
13,239	*	Health Management Associates, Inc (Class A)	23,698
7,175	*	LifePoint Hospitals, Inc	163,877
1,020	*	Lincare Holdings, Inc	27,469
13,377		Omnicare, Inc	371,345
965	*	Pediatrix Medical Group, Inc	30,591
26,812	*	Tenet Healthcare Corp	30,834
6,445		Universal Health Services, Inc (Class B)	242,139
		TOTAL HEALTH SERVICES	2,095,296

HOLDING AND OTHER INVESTMENT OFFICES - 9.99%
4,352		Alexandria Real Estate Equities, Inc	262,600
24,129		Allied Capital Corp	64,907
13,028		AMB Property Corp	305,116
72,309		Annaly Mortgage Management, Inc	1,147,543
8,193		Apartment Investment & Management Co (Class A)	94,629
10,282		AvalonBay Communities, Inc	622,884
16,087		Boston Properties, Inc	884,785
11,298		Brandywine Realty Trust	87,108
6,377		BRE Properties, Inc (Class A)	178,428
2,663		Camden Property Trust	83,458
9,161		CBL & Associates Properties, Inc	59,547
15,856		Developers Diversified Realty Corp	77,377
3,137		Digital Realty Trust, Inc	103,050
16,119		Douglas Emmett, Inc	210,514
20,757		Duke Realty Corp	227,497
36,348		Equity Residential	1,083,897
2,687		Essex Property Trust, Inc	206,227
5,602		Federal Realty Investment Trust	347,772
14,896		General Growth Properties, Inc	19,216
29,826		HCP, Inc	828,268
12,162		Health Care REIT, Inc	513,236
12,706		Hospitality Properties Trust	188,938
69,966		Host Marriott Corp	529,643
29,765		HRPT Properties Trust	100,308
31,757		iShares Russell Midcap Value Index Fund	903,169
19,117		iStar Financial, Inc	42,631
3,930		Kilroy Realty Corp	131,498
28,877		Kimco Realty Corp	527,872
12,988		Liberty Property Trust	296,516
8,785		Mack-Cali Realty Corp	215,233
11,795		Nationwide Health Properties, Inc	338,752
15,509		Plum Creek Timber Co, Inc	538,783
35,355		Prologis	491,081
17,006		Public Storage, Inc	1,351,976
9,382		Regency Centers Corp	438,139

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,965		SL Green Realty Corp	$206,294
18,043		UDR, Inc	248,813
14,542		Ventas, Inc	488,175
39,535		Virgin Media, Inc	197,280
18,280		Vornado Realty Trust	1,103,198
9,868		Weingarten Realty Investors	204,169
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,950,527

HOTELS AND OTHER LODGING PLACES - 0.18%
7,481		Boyd Gaming Corp	35,385
2,690		Choice Hotels International, Inc	80,861
809	*	MGM Mirage	11,132
806		Orient-Express Hotels Ltd (Class A)	6,174
24,402		Wyndham Worldwide Corp	159,833
		TOTAL HOTELS AND OTHER LODGING PLACES	293,385

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.40%
3,528	*	AGCO Corp	83,226
8,220		Black & Decker Corp	343,678
43,289	*	Brocade Communications Systems, Inc	121,209
7,199		Carlisle Cos, Inc	149,019
1,652		Diebold, Inc	46,405
3,127		Dover Corp	102,941
4,200		Flowserve Corp	216,300
7,115	*	Gardner Denver, Inc	166,064
1,275		IDEX Corp	30,791
34,722		Ingersoll-Rand Co Ltd (Class A)	602,427
5,824		ITT Industries, Inc	267,846
14,325		Jabil Circuit, Inc	96,694
8,065		Kennametal, Inc	178,962
1,494	*	Lam Research Corp	31,792
10,379	*	Lexmark International, Inc (Class A)	279,195
2,313	*	Oil States International, Inc	43,230
2,829		Pitney Bowes, Inc	72,083
24,005	*	SanDisk Corp	230,448
33,242		Seagate Technology, Inc	147,262
12,186	*	Teradata Corp	180,718
12,811	*	Terex Corp	221,887
10,423		Timken Co	204,603
480	*	Zebra Technologies Corp (Class A)	9,725
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,826,505

INSTRUMENTS AND RELATED PRODUCTS - 1.12%
790	*	Advanced Medical Optics, Inc	5,222
1,565		Beckman Coulter, Inc	68,766
6,048		Cooper Cos, Inc	99,187
35,528		Eastman Kodak Co	233,774
17,087	*	Hologic, Inc	223,327
1,502		Kla-Tencor Corp	32,729
8,960		PerkinElmer, Inc	124,634
9,004	*	Teradyne, Inc	37,997
120,711		Xerox Corp	962,066
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,787,702

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 2.66%
37,304		AON Corp	$1,704,047
11,722		Brown & Brown, Inc	244,990
12,532		Gallagher (Arthur J.) & Co	324,704
68,743		Marsh & McLennan Cos, Inc	1,668,393
1,177		White Mountains Insurance Group Ltd	314,388
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,256,522

INSURANCE CARRIERS - 9.77%
693	*	Alleghany Corp	195,426
6,624		Allied World Assurance Holdings Ltd	268,934
10,411		American Financial Group, Inc	238,204
2,078		American National Insurance Co	153,211
6,189	*	Arch Capital Group Ltd	433,849
15,856		Assurant, Inc	475,680
15,319		Axis Capital Holdings Ltd	446,089
32,393		Cigna Corp	545,822
19,541		Cincinnati Financial Corp	568,057
3,753		CNA Financial Corp	61,699
25,301	*	Conseco, Inc	131,059
6,609		Endurance Specialty Holdings Ltd	201,773
3,987		Erie Indemnity Co (Class A)	150,031
8,268		Everest Re Group Ltd	629,526
28,682		Fidelity National Title Group, Inc (Class A)	509,106
12,455		First American Corp	359,825
59,366		Genworth Financial, Inc (Class A)	168,006
6,958		Hanover Insurance Group, Inc	298,985
15,502		HCC Insurance Holdings, Inc	414,679
13,480	*	Health Net, Inc	146,797
9,853	*	Humana, Inc	367,320
23,814		Leucadia National Corp	471,517
34,707		Lincoln National Corp	653,880
1,337	*	Markel Corp	399,763
29,270	*	MBIA, Inc	119,129
3,580		Mercury General Corp	164,644
16,966		MGIC Investment Corp	59,042
6,226		Nationwide Financial Services, Inc (Class A)	325,059
31,037		Old Republic International Corp	369,961
3,547		OneBeacon Insurance Group Ltd (Class A)	37,031
7,271		PartnerRe Ltd	518,204
34,867		Principal Financial Group	786,947
90,998		Progressive Corp	1,347,679
9,199		Protective Life Corp	132,006
9,233		Reinsurance Group of America, Inc (Class A)	395,357
8,223		RenaissanceRe Holdings Ltd	423,978
6,518		Stancorp Financial Group, Inc	272,257
11,427		Torchmark Corp	510,787
2,737		Transatlantic Holdings, Inc	109,644
5,500		Unitrin, Inc	87,670
46,518		UnumProvident Corp	865,234
18,241		W.R. Berkley Corp	565,471
184		Wesco Financial Corp	52,974
44,025		XL Capital Ltd (Class A)	162,893
		TOTAL INSURANCE CARRIERS	15,595,205

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,049	*	Corrections Corp of America	$33,522
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	33,522

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
2,773		Armstrong World Industries, Inc	59,952
9,485		Hasbro, Inc	276,677
2,164	*	Intrepid Potash, Inc	44,946
48,328		Mattel, Inc	773,249
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,154,824

MISCELLANEOUS RETAIL - 0.26%
4,664		Barnes & Noble, Inc	69,960
4,694	*	HSN, Inc	34,125
37,162	*	Office Depot, Inc	110,743
10,531		OfficeMax, Inc	80,457
58,388	*	Rite Aid Corp	18,100
11,110		Signet Jewelers Ltd	96,324
		TOTAL MISCELLANEOUS RETAIL	409,709

MOTION PICTURES - 0.40%
2,111	*	Ascent Media Corp (Series A)	46,104
17,535	*	Discovery Communications, Inc (Class A)	248,295
18,015	*	Discovery Communications, Inc (Class C)	241,221
10,717		Regal Entertainment Group (Class A)	109,421
		TOTAL MOTION PICTURES	645,041

NONDEPOSITORY INSTITUTIONS - 0.94%
27,571		American Capital Ltd	89,330
15,373	*	AmeriCredit Corp	117,450
25,721		CapitalSource, Inc	118,831
37,615		CIT Group, Inc	170,772
64,150		Discover Financial Services	611,349
10,196		Lender Processing Services, Inc	300,272
7,595	*	SLM Corp	67,596
520		Student Loan Corp	21,320
624	*	Tree.com, Inc	1,622
		TOTAL NONDEPOSITORY INSTITUTIONS	1,498,542

NONMETALLIC MINERALS, EXCEPT FUELS - 0.64%
14,693		Vulcan Materials Co	1,022,339
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,022,339

OIL AND GAS EXTRACTION - 3.23%
39,478		BJ Services Co	460,708
7,518		Cabot Oil & Gas Corp	195,468
11,037		Cimarex Energy Co	295,571
5,295	*	Encore Acquisition Co	135,128
1,214		ENSCO International, Inc	34,465
8,736	*	Exterran Holdings, Inc	186,077
13,231	*	Forest Oil Corp	218,179
6,769	*	Global Industries Ltd	23,624
11,312	*	Helix Energy Solutions Group, Inc	81,899

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,081		Helmerich & Payne, Inc	$320,343
12,125	*	Hercules Offshore, Inc	57,594
13,541	*	Key Energy Services, Inc	59,716
3,279	*	Mariner Energy, Inc	33,446
32,491	*	Nabors Industries Ltd	388,917
17,757	*	Newfield Exploration Co	350,701
21,658		Noble Energy, Inc	1,066,006
8,023		Patterson-UTI Energy, Inc	92,345
1,980	*	PetroHawk Energy Corp	30,947
15,931		Pioneer Natural Resources Co	257,764
1,455	*	Plains Exploration & Production Co	33,814
6,356	*	Pride International, Inc	101,569
9,722		Rowan Cos, Inc	154,580
2,493	*	SEACOR Holdings, Inc	166,158
5,037		St. Mary Land & Exploration Co	102,301
6,606		Tidewater, Inc	266,024
1,505	*	Unit Corp	40,214
		TOTAL OIL AND GAS EXTRACTION	5,153,558

PAPER AND ALLIED PRODUCTS - 1.18%
13,275		Bemis Co	314,352
66,239	*	Domtar Corporation	110,619
57,656		International Paper Co	680,341
23,015		MeadWestvaco Corp	257,538
10,786		Packaging Corp of America	145,180
31,766	*	Smurfit-Stone Container Corp	8,100
13,250		Sonoco Products Co	306,870
14,389		Temple-Inland, Inc	69,067
		TOTAL PAPER AND ALLIED PRODUCTS	1,892,067

PERSONAL SERVICES - 0.38%
17,681		Cintas Corp	410,730
34,601		Service Corp International	171,967
850		Weight Watchers International, Inc	25,007
		TOTAL PERSONAL SERVICES	607,704

PETROLEUM AND COAL PRODUCTS - 0.34%
9,111		Ashland, Inc	95,757
6,410		Sunoco, Inc	278,579
12,985		Tesoro Corp	171,012
		TOTAL PETROLEUM AND COAL PRODUCTS	545,348

PIPELINES, EXCEPT NATURAL GAS - 0.84%
85,079		Spectra Energy Corp	1,339,143
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,339,143

PRIMARY METAL INDUSTRIES - 0.40%
5,505		Carpenter Technology Corp	113,073
2,357	*	Century Aluminum Co	23,570
4,309		Hubbell, Inc (Class B)	140,818
2,508		Schnitzer Steel Industries, Inc (Class A)	94,426
16,048		Steel Dynamics, Inc	179,416
9,213		Titanium Metals Corp	81,167
		TOTAL PRIMARY METAL INDUSTRIES	632,470

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 1.17%
2,228		Dun & Bradstreet Corp	$172,002
3,371		EW Scripps Co (Class A)	7,450
30,299		Gannett Co, Inc	242,392
21,620		McGraw-Hill Cos, Inc	501,368
5,138		Meredith Corp	87,963
19,689		New York Times Co (Class A)	144,320
28,573		R.R. Donnelley & Sons Co	388,021
832		Washington Post Co (Class B)	324,688
		TOTAL PRINTING AND PUBLISHING	1,868,204

RAILROAD TRANSPORTATION - 0.03%
2,235	*	Kansas City Southern Industries, Inc	42,577
		TOTAL RAILROAD TRANSPORTATION	42,577

REAL ESTATE - 0.16%
18,641	*	CB Richard Ellis Group, Inc (Class A)	80,529
4,568		Jones Lang LaSalle, Inc	126,533
2,108	*	St. Joe Co	51,267
		TOTAL REAL ESTATE	258,329

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.47%
11,799	*	Goodyear Tire & Rubber Co	70,440
37,215		Newell Rubbermaid, Inc	363,963
21,618		Sealed Air Corp	322,973
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	757,376

SECURITY AND COMMODITY BROKERS - 1.58%
29,714		Ameriprise Financial, Inc	694,119
49,278	*	E*Trade Financial Corp	56,670
45,458		Invesco Ltd	656,414
420	*	Investment Technology Group, Inc	9,542
1,536		Janus Capital Group, Inc	12,334
17,089		Jefferies Group, Inc	240,271
18,704		Legg Mason, Inc	409,805
9,751	*	MF Global Ltd	19,892
8,394	*	Nasdaq Stock Market, Inc	207,416
12,642		Raymond James Financial, Inc	216,557
		TOTAL SECURITY AND COMMODITY BROKERS	2,523,020

SPECIAL TRADE CONTRACTORS - 0.07%
5,760	*	Quanta Services, Inc	114,048
		TOTAL SPECIAL TRADE CONTRACTORS	114,048

STONE, CLAY, AND GLASS PRODUCTS - 0.41%
530		Eagle Materials, Inc	9,757
10,238	*	Owens Corning, Inc	177,117
16,024	*	Owens-Illinois, Inc	437,936
3,844	*	USG Corp	30,906
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	655,716

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.20%
7,536	*	Mohawk Industries, Inc	$323,822
		TOTAL TEXTILE MILL PRODUCTS	323,822

TOBACCO PRODUCTS - 1.79%
20,640		Fortune Brands, Inc	852,019
11,182		Lorillard, Inc	630,106
19,855		UST, Inc	1,377,540
		TOTAL TOBACCO PRODUCTS	2,859,665

TRANSPORTATION BY AIR - 1.28%
18,796	*	AMR Corp	200,553
14,875	*	Continental Airlines, Inc (Class B)	268,643
1,190		Copa Holdings S.A. (Class A)	36,081
60,363	*	Delta Air Lines, Inc	691,760
98,372		Southwest Airlines Co	847,966
		TOTAL TRANSPORTATION BY AIR	2,045,003

TRANSPORTATION EQUIPMENT - 1.83%
9,621		Autoliv, Inc	206,467
1,510	*	BE Aerospace, Inc	11,612
2,623	*	Federal Mogul Corp (Class A)	11,095
310,766	*	Ford Motor Co	711,654
71,131		General Motors Corp	227,619
22,025		Genuine Parts Co	833,866
3,674		Harley-Davidson, Inc	62,348
3,633		Oshkosh Truck Corp	32,297
17,537	*	Pactiv Corp	436,321
14,221	*	Spirit Aerosystems Holdings, Inc (Class A)	144,628
3,158		Thor Industries, Inc	41,622
10,770		Trinity Industries, Inc	169,735
8,448	*	TRW Automotive Holdings Corp	30,413
		TOTAL TRANSPORTATION EQUIPMENT	2,919,677

TRANSPORTATION SERVICES - 0.14%
5,750		GATX Corp	178,077
4,864	*	Interval Leisure Group, Inc	26,217
1,190		UTI Worldwide, Inc	17,065
		TOTAL TRANSPORTATION SERVICES	221,359

TRUCKING AND WAREHOUSING - 0.09%
5,191		Con-way, Inc	138,081
		TOTAL TRUCKING AND WAREHOUSING	138,081

WATER TRANSPORTATION - 0.40%
5,469		Alexander & Baldwin, Inc	137,053
3,032		Overseas Shipholding Group, Inc	127,678
18,468		Royal Caribbean Cruises Ltd	253,935
5,817		Teekay Corp	114,304
		TOTAL WATER TRANSPORTATION	632,970

WHOLESALE TRADE-DURABLE GOODS - 0.60%
15,144	*	Arrow Electronics, Inc	285,313
1,849		BorgWarner, Inc	40,253
22,732	*	Ingram Micro, Inc (Class A)	304,382
421		Martin Marietta Materials, Inc	40,871

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,346		Reliance Steel & Aluminum Co	$166,419
5,760	*	Tech Data Corp	102,758
1,405	*	WESCO International, Inc	27,018
		TOTAL WHOLESALE TRADE-DURABLE GOODS	967,014

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
3,701		Brown-Forman Corp (Class B)	190,565
4,162	*	Dean Foods Co	74,791
1,731	*	Endo Pharmaceuticals Holdings, Inc	44,798
878	*	Henry Schein, Inc	32,214
450		Valhi, Inc	4,815
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	347,183

		TOTAL COMMON STOCKS	158,749,222
		(Cost $250,703,215)

		TOTAL INVESTMENTS - 99.42%	158,749,222
		(Cost $250,703,215)

		OTHER ASSETS AND LIABILITIES, NET - 0.58%	932,391

		NET ASSETS - 100.00%	$159,681,613

		The following abbreviations are used in portfolio description:
		MBIA - Municipal Bond Investors Assurance
		REIT - Real Estate Investment Trust

	*	Non-income producing

		At December 31, 2008, the net unrealized depreciation on investment was $91,953,993,
		consisting of gross unrealized appreciation of $2,438,269 and gross unrealized
		depreciation of $94,392,262.

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF FUNDS
MID-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.64%

AMUSEMENT AND RECREATION SERVICES - 0.11%
1,410		International Speedway Corp (Class A)	$40,509
3,002	*	Penn National Gaming, Inc	64,183
1,145	*	Ticketmaster	7,351
4,033		Warner Music Group Corp	12,180
		TOTAL AMUSEMENT AND RECREATION SERVICES	124,223

APPAREL AND ACCESSORY STORES - 1.43%
3,885		Abercrombie & Fitch Co (Class A)	89,627
7,372		American Eagle Outfitters, Inc	69,002
2,650	*	AnnTaylor Stores Corp	15,291
6,622		Foot Locker, Inc	48,605
21,873		Gap, Inc	292,870
4,001	*	Hanesbrands, Inc	51,013
13,922	*	Kohl's Corp	503,976
12,724		Limited Brands, Inc	127,749
8,138		Nordstrom, Inc	108,317
6,039		Ross Stores, Inc	179,539
5,324	*	Urban Outfitters, Inc	79,754
		TOTAL APPAREL AND ACCESSORY STORES	1,565,743

APPAREL AND OTHER TEXTILE PRODUCTS - 0.42%
2,752		Guess ?, Inc	42,243
4,286		Jones Apparel Group, Inc	25,116
5,900		Liz Claiborne, Inc	15,340
2,251		Phillips-Van Heusen Corp	45,313
2,517		Polo Ralph Lauren Corp (Class A)	114,297
3,907		VF Corp	213,986
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	456,295

AUTO REPAIR, SERVICES AND PARKING - 0.16%
13,729	*	Hertz Global Holdings, Inc	69,606
2,577		Ryder System, Inc	99,936
		TOTAL AUTO REPAIR, SERVICES AND PARKING	169,542

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.72%
4,277		Advance Auto Parts	143,921
5,347	*	Autonation, Inc	52,828
1,743	*	Autozone, Inc	243,096
9,310	*	Carmax, Inc	73,363
2,852	*	Copart, Inc	77,546
6,089	*	O'Reilly Automotive, Inc	187,176
1,739		Penske Auto Group, Inc	13,356
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	791,286

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
5,784		Fastenal Co	$201,572
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	201,572

BUSINESS SERVICES - 6.28%
26,950	*	Activision Blizzard, Inc	232,848
4,038	*	Affiliated Computer Services, Inc (Class A)	185,546
7,517	*	Akamai Technologies, Inc	113,432
3,012	*	Alliance Data Systems Corp	140,148
8,652	*	Amdocs Ltd	158,240
3,916	*	Ansys, Inc	109,217
10,018	*	Autodesk, Inc	196,854
6,455	*	Avis Budget Group, Inc	4,519
8,674	*	BMC Software, Inc	233,417
1,896		Brink's Co	50,964
1,896	*	Brink's Home Security Holdings, Inc	41,560
17,425		CA, Inc	322,885
12,630	*	Cadence Design Systems, Inc	46,226
3,124	*	Cerner Corp	120,118
8,216	*	Citrix Systems, Inc	193,651
1,960	*	Clear Channel Outdoor Holdings, Inc (Class A)	12,054
13,160	*	Cognizant Technology Solutions Corp (Class A)	237,670
6,896	*	Computer Sciences Corp	242,325
12,286	*	Compuware Corp	82,931
5,262	*	Convergys Corp	33,729
1,832	*	DST Systems, Inc	69,579
14,281	*	Electronic Arts, Inc	229,067
5,912		Equifax, Inc	156,786
9,587	*	Expedia, Inc	78,997
3,720	*	F5 Networks, Inc	85,039
1,965		Factset Research Systems, Inc	86,932
8,306		Fidelity National Information Services, Inc	135,139
7,415	*	Fiserv, Inc	269,684
3,690	*	HLTH Corp	38,597
2,008	*	IHS, Inc (Class A)	75,139
8,118		IMS Health, Inc	123,069
22,009	*	Interpublic Group of Cos, Inc	87,156
14,537	*	Intuit, Inc	345,835
7,878	*	Iron Mountain, Inc	194,823
23,465	*	Juniper Networks, Inc	410,873
3,704		Lamar Advertising Co (Class A)	46,522
3,573		Manpower, Inc	121,446
6,780	*	McAfee, Inc	234,385
5,636	*	Monster Worldwide, Inc	68,139
7,772	*	NCR Corp	109,896
16,405	*	Novell, Inc	63,815
7,894	*	Nuance Communications, Inc	81,782
8,118	*	Red Hat, Inc	107,320
6,422		Robert Half International, Inc	133,706
4,655	*	Salesforce.com, Inc	149,007
1,282	*	Sohu.com, Inc	60,690
34,822	*	Sun Microsystems, Inc	133,020
6,330	*	Synopsys, Inc	117,232
7,316		Total System Services, Inc	102,424
11,513	*	Unisys Corp	9,786
2,278	*	United Rentals, Inc	20,775

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,749	*	VeriSign, Inc	$166,931
338	*	WebMD Health Corp (Class A)	7,973
		TOTAL BUSINESS SERVICES	6,879,898

CHEMICALS AND ALLIED PRODUCTS - 5.62%
364	*	Abraxis Bioscience, Inc	23,995
3,893		Albemarle Corp	86,814
3,964		Alberto-Culver Co	97,158
4,818		Avery Dennison Corp	157,693
19,074		Avon Products, Inc	458,345
4,514	*	BioMarin Pharmaceuticals, Inc	80,349
2,870		Cabot Corp	43,911
6,427		Celanese Corp (Series A)	79,888
3,040	*	Cephalon, Inc	234,202
2,582		CF Industries Holdings, Inc	126,931
2,904	*	Charles River Laboratories International, Inc	76,085
11,735		Chemtura Corp	16,429
3,026		Church & Dwight Co, Inc	169,819
6,155		Clorox Co	341,972
2,224		Cytec Industries, Inc	47,193
3,254		Eastman Chemical Co	103,184
7,837		Ecolab, Inc	275,471
4,464		Estee Lauder Cos (Class A)	138,205
3,428		FMC Corp	153,334
13,799	*	Forest Laboratories, Inc	351,461
7,149	*	Hospira, Inc	191,736
7,512		Huntsman Corp	25,841
2,571	*	Idexx Laboratories, Inc	92,762
3,724		International Flavors & Fragrances, Inc	110,677
3,629	*	Inverness Medical Innovations, Inc	68,624
7,500	*	Invitrogen Corp	174,825
10,500	*	King Pharmaceuticals, Inc	111,510
2,900		Lubrizol Corp	105,531
13,599	*	Mylan Laboratories, Inc	134,494
6,331		Nalco Holding Co	73,060
2,483	*	NBTY, Inc	38,859
3,487		Perrigo Co	112,665
7,423		PPG Industries, Inc	314,958
5,940		Rohm & Haas Co	367,033
5,510		RPM International, Inc	73,228
2,021		Scotts Miracle-Gro Co (Class A)	60,064
4,742	*	Sepracor, Inc	52,067
4,553		Sherwin-Williams Co	272,042
5,837		Sigma-Aldrich Corp	246,555
4,263		Valspar Corp	77,118
6,602	*	Vertex Pharmaceuticals, Inc	200,569
4,103	*	Warner Chilcott Ltd (Class A)	59,494
4,670	*	Watson Pharmaceuticals, Inc	124,082
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,150,233

COAL MINING - 0.41%
3,297	*	Alpha Natural Resources, Inc	53,378
6,505		Arch Coal, Inc	105,966
8,198		Consol Energy, Inc	234,300

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,739		Massey Energy Co	$51,561
		TOTAL COAL MINING	445,205

COMMUNICATIONS - 3.71%
17,800	*	American Tower Corp (Class A)	521,896
9,809		Cablevision Systems Corp (Class A)	165,184
26,044		CBS Corp (Class B)	213,300
1,801	*	Central European Media Enterprises Ltd (Class A)	39,118
4,843		CenturyTel, Inc	132,359
2,954	*	Clearwire Corp (Class A)	14,563
12,679	*	Crown Castle International Corp	222,897
3,521	*	CTC Media, Inc	16,901
9,367	*	DISH Network Corp (Class A)	103,880
6,617		Embarq Corp	237,947
1,524	*	Equinix, Inc	81,062
14,938		Frontier Communications Corp	130,558
3,576		Global Payments, Inc	117,257
1,151		Hearst-Argyle Television, Inc	6,975
4,389	*	IAC/InterActiveCorp	69,039
2,415	*	Leap Wireless International, Inc	64,939
66,030	*	Level 3 Communications, Inc	46,221
13,189	*	Liberty Global, Inc (Class A)	209,969
5,641	*	Liberty Media Corp - Capital (Series A)	26,569
23,124	*	Liberty Media Corp - Entertainment (Series A)	404,208
27,202	*	Liberty Media Holding Corp (Interactive A)	84,870
11,012	*	MetroPCS Communications, Inc	163,528
3,614	*	NeuStar, Inc (Class A)	69,136
7,631	*	NII Holdings, Inc (Class B)	138,732
67,603		Qwest Communications International, Inc	246,075
5,238	*	SBA Communications Corp (Class A)	85,484
3,919		Scripps Networks Interactive (Class A)	86,218
4,732		Telephone & Data Systems, Inc	150,241
771	*	US Cellular Corp	33,338
20,166		Windstream Corp	185,527
		TOTAL COMMUNICATIONS	4,067,991

DEPOSITORY INSTITUTIONS - 4.07%
5,644		Associated Banc-Corp	118,129
3,929		Astoria Financial Corp	64,750
3,655		Bancorpsouth, Inc	85,381
2,152		Bank of Hawaii Corp	97,206
1,084		BOK Financial Corp	43,794
1,050		Capitol Federal Financial	47,880
1,871		City National Corp	91,118
6,674		Comerica, Inc	132,479
2,873		Commerce Bancshares, Inc	126,268
2,700		Cullen/Frost Bankers, Inc	136,836
22,020		Fifth Third Bancorp	181,885
290		First Citizens Bancshares, Inc (Class A)	44,312
9,299		First Horizon National Corp	98,288
7,901		Fulton Financial Corp	76,008
23,460		Hudson City Bancorp, Inc	374,421
16,341		Huntington Bancshares, Inc	125,172
21,985		Keycorp	187,312

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,955		M&T Bank Corp	$169,647
11,423		Marshall & Ilsley Corp	155,810
3,917	*	Metavante Technologies, Inc	63,103
15,003		New York Community Bancorp, Inc	179,436
9,938		Northern Trust Corp	518,167
15,479		People's United Financial, Inc	275,991
12,842		Popular, Inc	66,265
30,513		Regions Financial Corp	242,883
19,595	*	Sovereign Bancorp, Inc	58,393
12,682		Synovus Financial Corp	105,261
5,750		TCF Financial Corp	78,545
3,828		TFS Financial Corp	49,381
6,013		Valley National Bancorp	121,763
4,160		Washington Federal, Inc	62,234
2,615		Webster Financial Corp	36,035
3,091		Whitney Holding Corp	49,425
3,140		Wilmington Trust Corp	69,834
5,118		Zions Bancorporation	125,442
		TOTAL DEPOSITORY INSTITUTIONS	4,458,854

EATING AND DRINKING PLACES - 1.20%
5,274		Brinker International, Inc	55,588
3,394		Burger King Holdings, Inc	81,049
1,545	*	Chipotle Mexican Grill, Inc (Class A)	95,759
5,969		Darden Restaurants, Inc	168,206
8,274		Tim Hortons, Inc	238,622
21,332		Yum! Brands, Inc	671,958
		TOTAL EATING AND DRINKING PLACES	1,311,182

EDUCATIONAL SERVICES - 0.89%
5,754	*	Apollo Group, Inc (Class A)	440,871
3,898	*	Career Education Corp	69,930
2,768		DeVry, Inc	158,911
1,772	*	ITT Educational Services, Inc	168,305
640		Strayer Education, Inc	137,222
		TOTAL EDUCATIONAL SERVICES	975,239

ELECTRIC, GAS, AND SANITARY SERVICES - 9.89%
30,399	*	AES Corp	250,488
3,440		AGL Resources, Inc	107,844
7,589		Allegheny Energy, Inc	256,964
5,015		Alliant Energy Corp	146,338
9,495		Ameren Corp	315,804
18,091		American Electric Power Co, Inc	602,068
2,915		American Water Works Co, Inc	60,865
6,038		Aqua America, Inc	124,322
4,202		Atmos Energy Corp	99,587
16,161	*	Calpine Corp	117,652
14,715		Centerpoint Energy, Inc	185,703
9,587		CMS Energy Corp	96,925
12,291		Consolidated Edison, Inc	478,489
7,766		Constellation Energy Group, Inc	194,849
5,404	*	Covanta Holding Corp	118,672
5,262		DPL, Inc	120,184

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,416		DTE Energy Co	$264,529
23,064	*	Dynegy, Inc (Class A)	46,128
14,653		Edison International	470,654
30,566		El Paso Corp	239,332
3,232		Energen Corp	94,795
5,323		Great Plains Energy, Inc	102,894
3,783		Hawaiian Electric Industries, Inc	83,756
3,466		Integrys Energy Group, Inc	148,969
8,195		MDU Resources Group, Inc	176,848
7,046	*	Mirant Corp	132,958
3,762		National Fuel Gas Co	117,863
11,676		NiSource, Inc	128,086
6,970		Northeast Utilities	167,698
10,678	*	NRG Energy, Inc	249,118
4,839		NSTAR	176,575
4,250		OGE Energy Corp	109,565
4,439		Oneok, Inc	129,264
9,030		Pepco Holdings, Inc	160,373
16,089		PG&E Corp	622,805
4,518		Pinnacle West Capital Corp	145,163
16,720		PPL Corp	513,137
11,784		Progress Energy, Inc	469,592
5,900		Puget Energy, Inc	160,893
7,777		Questar Corp	254,230
15,798	*	Reliant Energy, Inc	91,312
14,676		Republic Services, Inc	363,818
5,238		SCANA Corp	186,473
11,283		Sempra Energy	480,994
9,954		Sierra Pacific Resources	98,445
4,745		Southern Union Co	61,875
3,863	*	Stericycle, Inc	201,185
8,971		TECO Energy, Inc	110,792
4,949		UGI Corp	120,855
3,680		Vectren Corp	92,037
5,326		Wisconsin Energy Corp	223,585
19,489		Xcel Energy, Inc	361,521
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,834,871

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.57%
4,129	*	ADC Telecommunications, Inc	22,586
27,410	*	Advanced Micro Devices, Inc	59,206
13,431		Altera Corp	224,432
4,846		Ametek, Inc	146,398
7,860		Amphenol Corp (Class A)	188,483
13,199		Analog Devices, Inc	251,045
20,247	*	Atmel Corp	63,373
6,409	*	Avnet, Inc	116,708
1,721		AVX Corp	13,665
23,205	*	Broadcom Corp (Class A)	393,789
4,687	*	Ciena Corp	31,403
7,801		Cooper Industries Ltd (Class A)	228,023
4,080	*	Cree, Inc	64,750
7,390	*	Cypress Semiconductor Corp	33,033
1,995	*	Dolby Laboratories, Inc (Class A)	65,356

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,382		Eaton Corp	$366,959
1,606	*	EchoStar Corp (Class A)	23,881
2,556	*	Energizer Holdings, Inc	138,382
5,736	*	Fairchild Semiconductor International, Inc	28,049
2,950		Harman International Industries, Inc	49,354
6,142		Harris Corp	233,703
7,284	*	Integrated Device Technology, Inc	40,863
3,381	*	International Rectifier Corp	45,644
5,264		Intersil Corp (Class A)	48,376
3,284	*	Jarden Corp	37,766
10,846	*	JDS Uniphase Corp	39,588
5,484		L-3 Communications Holdings, Inc	404,611
1,936		Lincoln Electric Holdings, Inc	98,600
10,099		Linear Technology Corp	223,390
28,277	*	LSI Logic Corp	93,031
21,400	*	Marvell Technology Group Ltd	142,738
10,231	*	MEMC Electronic Materials, Inc	146,099
8,350		Microchip Technology, Inc	163,076
34,810	*	Micron Technology, Inc	91,898
5,770		Molex, Inc	83,607
10,288		National Semiconductor Corp	103,600
15,385	*	NetApp, Inc	214,928
4,377	*	Novellus Systems, Inc	54,012
24,947	*	Nvidia Corp	201,322
17,338	*	ON Semiconductor Corp	58,949
6,092	*	QLogic Corp	81,876
4,887	*	Rambus, Inc	77,801
2,362	*	Silicon Laboratories, Inc	58,530
148,045	*	Sirius XM Radio, Inc	17,765
2,293	*	Sunpower Corp (Class A)	84,841
1,506	*	Sunpower Corp (Class B)	45,843
1,853		Teleflex, Inc	92,835
19,115	*	Tellabs, Inc	78,754
2,806	*	Thomas & Betts Corp	67,400
3,311	*	Varian Semiconductor Equipment Associates, Inc	59,995
8,963	*	Vishay Intertechnology, Inc	30,653
3,430		Whirlpool Corp	141,831
12,513		Xilinx, Inc	222,982
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,095,782

ENGINEERING AND MANAGEMENT SERVICES - 2.49%
4,518	*	Aecom Technology Corp	138,838
6,386	*	Amylin Pharmaceuticals, Inc	69,288
1,464		Corporate Executive Board Co	32,296
8,026		Fluor Corp	360,127
3,548	*	Genpact Ltd	29,165
2,307	*	Gen-Probe, Inc	98,832
4,153	*	Hewitt Associates, Inc (Class A)	117,862
5,463	*	Jacobs Engineering Group, Inc	262,770
7,610		KBR, Inc	115,672
10,100	*	McDermott International, Inc	99,788
8,828		Moody's Corp	177,355
14,624		Paychex, Inc	384,319
7,168		Quest Diagnostics, Inc	372,091

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,121	*	SAIC, Inc	$177,677
3,373	*	Shaw Group, Inc	69,045
3,767	*	URS Corp	153,581
3,464	*	VCA Antech, Inc	68,864
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,727,570

FABRICATED METAL PRODUCTS - 1.25%
1,541	*	Alliant Techsystems, Inc	132,156
3,092		Aptargroup, Inc	108,962
4,449		Ball Corp	185,034
5,220		Commercial Metals Co	61,961
2,366		Crane Co	40,790
7,384	*	Crown Holdings, Inc	141,773
7,608		Parker Hannifin Corp	323,645
4,429		Pentair, Inc	104,834
2,626		Snap-On, Inc	103,412
3,344		Stanley Works	114,030
907		Valmont Industries, Inc	55,654
		TOTAL FABRICATED METAL PRODUCTS	1,372,251

FOOD AND KINDRED PRODUCTS - 3.54%
5,454		Bunge Ltd	282,354
9,305		Campbell Soup Co	279,243
14,147		Coca-Cola Enterprises, Inc	170,188
20,260		ConAgra Foods, Inc	334,290
8,307	*	Constellation Brands, Inc (Class A)	131,001
3,453		Corn Products International, Inc	99,619
9,183		Del Monte Foods Co	65,567
11,360	*	Dr Pepper Snapple Group, Inc	184,600
14,192		H.J. Heinz Co	533,619
3,234	*	Hansen Natural Corp	108,436
7,001		Hershey Co	243,215
3,244		Hormel Foods Corp	100,824
5,412		J.M. Smucker Co	234,664
5,103		McCormick & Co, Inc	162,582
5,256		Molson Coors Brewing Co (Class B)	257,124
6,183		Pepsi Bottling Group, Inc	139,179
2,425		PepsiAmericas, Inc	49,373
31,599		Sara Lee Corp	309,354
5,441	*	Smithfield Foods, Inc	76,555
12,880		Tyson Foods, Inc (Class A)	112,829
		TOTAL FOOD AND KINDRED PRODUCTS	3,874,616

FOOD STORES - 0.94%
1,190	*	Panera Bread Co (Class A)	62,166
19,743		Safeway, Inc	469,291
32,659	*	Starbucks Corp	308,954
9,043		Supervalu, Inc	132,028
6,405		Whole Foods Market, Inc	60,463
		TOTAL FOOD STORES	1,032,902

FORESTRY - 0.37%
3,519		Rayonier, Inc	110,321
9,472		Weyerhaeuser Co	289,938

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
		TOTAL FORESTRY	$400,259

FURNITURE AND FIXTURES - 0.36%
2,547		Hill-Rom Holdings, Inc	41,924
2,675	*	Kinetic Concepts, Inc	51,307
7,083		Leggett & Platt, Inc	107,591
16,059		Masco Corp	178,737
2,203		Steelcase, Inc (Class A)	12,381
		TOTAL FURNITURE AND FIXTURES	391,940

FURNITURE AND HOME FURNISHINGS STORES - 0.51%
11,595	*	Bed Bath & Beyond, Inc	294,745
7,235	*	GameStop Corp (Class A)	156,710
5,574		RadioShack Corp	66,554
5,021		Williams-Sonoma, Inc	39,465
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	557,474

GENERAL BUILDING CONTRACTORS - 0.62%
5,931		Centex Corp	63,106
14,494		DR Horton, Inc	102,473
3,514		KB Home	47,861
6,849		Lennar Corp (Class A)	59,381
1,693		MDC Holdings, Inc	51,298
194	*	NVR, Inc	88,513
9,691		Pulte Homes, Inc	105,923
5,555	*	Toll Brothers, Inc	119,043
2,469		Walter Industries, Inc	43,232
		TOTAL GENERAL BUILDING CONTRACTORS	680,830

GENERAL MERCHANDISE STORES - 1.12%
3,797	*	Big Lots, Inc	55,019
2,774	*	BJ's Wholesale Club, Inc	95,037
6,316		Family Dollar Stores, Inc	164,658
10,112		JC Penney Co, Inc	199,206
18,834		Macy's, Inc	194,932
6,430	*	Saks, Inc	28,163
2,521	*	Sears Holdings Corp	97,991
19,193		TJX Cos, Inc	394,801
		TOTAL GENERAL MERCHANDISE STORES	1,229,807

HEALTH SERVICES - 2.18%
7,325		AmerisourceBergen Corp	261,210
2,023		Brookdale Senior Living, Inc	11,288
4,485	*	Community Health Systems, Inc	65,391
2,898	*	Covance, Inc	133,395
6,908	*	Coventry Health Care, Inc	102,791
4,762	*	DaVita, Inc	236,052
2,529	*	Edwards Lifesciences Corp	138,969
9,429	*	Express Scripts, Inc	518,406
12,483		Health Management Associates, Inc (Class A)	22,345
4,992	*	Laboratory Corp of America Holdings	321,535
2,228	*	LifePoint Hospitals, Inc	50,888
3,289	*	Lincare Holdings, Inc	88,573
4,544		Omnicare, Inc	126,141

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,138	*	Pediatrix Medical Group, Inc	$67,775
4,908		Pharmaceutical Product Development, Inc	142,381
22,321	*	Tenet Healthcare Corp	25,669
2,130		Universal Health Services, Inc (Class B)	80,024
		TOTAL HEALTH SERVICES	2,392,833

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
6,146	*	Foster Wheeler Ltd	143,693
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	143,693

HOLDING AND OTHER INVESTMENT OFFICES - 8.17%
1,960	*	Affiliated Managers Group, Inc	82,163
1,365		Alexandria Real Estate Equities, Inc	82,364
9,940		Allied Capital Corp	26,739
4,403		AMB Property Corp	103,118
24,300		Annaly Mortgage Management, Inc	385,641
4,752		Apartment Investment & Management Co (Class A)	54,886
3,471		AvalonBay Communities, Inc	210,273
5,362		Boston Properties, Inc	294,910
4,348		Brandywine Realty Trust	33,523
1,965		BRE Properties, Inc (Class A)	54,981
2,479		Camden Property Trust	77,692
3,085		CBL & Associates Properties, Inc	20,053
5,317		Developers Diversified Realty Corp	25,947
3,244		Digital Realty Trust, Inc	106,565
5,650		Douglas Emmett, Inc	73,789
7,516		Duke Realty Corp	82,375
12,122		Equity Residential	361,478
1,157		Essex Property Trust, Inc	88,800
2,682		Federal Realty Investment Trust	166,499
10,052		General Growth Properties, Inc	12,967
11,310		HCP, Inc	314,079
4,672		Health Care REIT, Inc	197,158
4,731		Hospitality Properties Trust	70,350
22,737		Host Marriott Corp	172,119
9,790		HRPT Properties Trust	32,992
54,142		iShares Russell Midcap Index Fund	3,233,360
3,999		iStar Financial, Inc	8,918
1,523		Kilroy Realty Corp	50,960
9,680		Kimco Realty Corp	176,950
4,409		Liberty Property Trust	100,657
3,366		Macerich Co	61,127
3,064		Mack-Cali Realty Corp	75,068
4,110		Nationwide Health Properties, Inc	118,039
7,708		Plum Creek Timber Co, Inc	267,776
11,676		Prologis	162,180
5,688		Public Storage, Inc	452,196
3,167		Regency Centers Corp	147,899
2,780		SL Green Realty Corp	72,002
2,137		Taubman Centers, Inc	54,408
6,117		UDR, Inc	84,353
5,989		Ventas, Inc	201,051
13,819		Virgin Media, Inc	68,957
6,103		Vornado Realty Trust	368,316

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,921		WABCO Holdings, Inc	$46,123
3,131		Weingarten Realty Investors	64,780
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,946,581

HOTELS AND OTHER LODGING PLACES - 0.64%
2,561		Boyd Gaming Corp	12,114
1,443		Choice Hotels International, Inc	43,377
13,148		Marriott International, Inc (Class A)	255,729
5,641	*	MGM Mirage	77,620
1,935		Orient-Express Hotels Ltd (Class A)	14,822
7,951		Starwood Hotels & Resorts Worldwide, Inc	142,323
7,685		Wyndham Worldwide Corp	50,337
2,567		Wynn Resorts Ltd	108,481
		TOTAL HOTELS AND OTHER LODGING PLACES	704,803

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.12%
4,093	*	AGCO Corp	96,554
2,711		Black & Decker Corp	113,347
16,226	*	Brocade Communications Systems, Inc	45,433
3,438		Bucyrus International, Inc (Class A)	63,672
2,596		Carlisle Cos, Inc	53,737
9,231		Cummins, Inc	246,745
3,006		Diebold, Inc	84,439
3,471		Donaldson Co, Inc	116,799
8,604		Dover Corp	283,244
3,663	*	Dresser-Rand Group, Inc	63,187
2,640		Flowserve Corp	135,960
5,612	*	FMC Technologies, Inc	133,734
2,369	*	Gardner Denver, Inc	55,292
2,701		Graco, Inc	64,095
3,837		IDEX Corp	92,664
14,071		Ingersoll-Rand Co Ltd (Class A)	244,132
13,657		International Game Technology	162,382
8,214		ITT Industries, Inc	377,761
9,568		Jabil Circuit, Inc	64,584
690		John Bean Technologies Corp	5,637
4,970		Joy Global, Inc	113,763
3,270		Kennametal, Inc	72,561
5,615	*	Lam Research Corp	119,487
2,172		Lennox International, Inc	70,134
3,539	*	Lexmark International, Inc (Class A)	95,199
6,244		Manitowoc Co, Inc	54,073
2,303	*	Oil States International, Inc	43,043
5,588		Pall Corp	158,867
9,460		Pitney Bowes, Inc	241,041
10,029	*	SanDisk Corp	96,278
3,139	*	Scientific Games Corp (Class A)	55,058
21,639		Seagate Technology, Inc	95,861
2,415		SPX Corp	97,928
8,032	*	Teradata Corp	119,115
4,611	*	Terex Corp	79,863
3,521		Timken Co	69,117
1,517		Toro Co	50,061
5,710	*	Varian Medical Systems, Inc	200,078

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,138	*	Western Digital Corp	$116,080
2,873	*	Zebra Technologies Corp (Class A)	58,207
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,509,212

INSTRUMENTS AND RELATED PRODUCTS - 4.74%
2,646	*	Advanced Medical Optics, Inc	17,490
16,160	*	Agilent Technologies, Inc	252,581
13,736		Allergan, Inc	553,836
4,472		Bard (C.R.), Inc	376,811
2,867		Beckman Coulter, Inc	125,976
2,088		Cooper Cos, Inc	34,243
6,692		Dentsply International, Inc	188,982
12,992		Eastman Kodak Co	85,487
6,177	*	Flir Systems, Inc	189,510
5,890		Garmin Ltd	112,911
2,797		Hillenbrand, Inc	46,654
11,239	*	Hologic, Inc	146,894
5,510	*	Illumina, Inc	143,536
1,746	*	Intuitive Surgical, Inc	221,725
1,452	*	Itron, Inc	92,550
7,455		Kla-Tencor Corp	162,444
1,609	*	Mettler-Toledo International, Inc	108,447
2,541	*	Millipore Corp	130,912
2,660		National Instruments Corp	64,798
5,046		PerkinElmer, Inc	70,190
3,570	*	Resmed, Inc	133,804
6,577		Rockwell Automation, Inc	212,042
7,190		Rockwell Collins, Inc	281,057
4,054		Roper Industries, Inc	175,984
15,221	*	St. Jude Medical, Inc	501,684
1,733		Techne Corp	111,813
8,826	*	Teradyne, Inc	37,246
5,556	*	Trimble Navigation Ltd	120,065
4,542	*	Waters Corp	166,464
40,532		Xerox Corp	323,040
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,189,176

INSURANCE AGENTS, BROKERS AND SERVICE - 1.33%
12,507		AON Corp	571,320
5,194		Brown & Brown, Inc	108,555
4,180		Gallagher (Arthur J.) & Co	108,304
23,040		Marsh & McLennan Cos, Inc	559,181
410		White Mountains Insurance Group Ltd	109,515
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,456,875

INSURANCE CARRIERS - 5.05%
216	*	Alleghany Corp	60,912
2,218		Allied World Assurance Holdings Ltd	90,051
3,537		American Financial Group, Inc	80,927
675		American National Insurance Co	49,768
2,112	*	Arch Capital Group Ltd	148,051
5,433		Assurant, Inc	162,990
6,582		Axis Capital Holdings Ltd	191,668
12,711		Cigna Corp	214,180

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,548		Cincinnati Financial Corp	$190,350
1,580		CNA Financial Corp	25,975
8,173	*	Conseco, Inc	42,336
2,250		Endurance Specialty Holdings Ltd	68,693
1,369		Erie Indemnity Co (Class A)	51,515
2,774		Everest Re Group Ltd	211,212
9,718		Fidelity National Title Group, Inc (Class A)	172,495
3,940		First American Corp	113,827
20,307		Genworth Financial, Inc (Class A)	57,469
2,304		Hanover Insurance Group, Inc	99,003
5,220		HCC Insurance Holdings, Inc	139,635
4,967	*	Health Net, Inc	54,091
7,639	*	Humana, Inc	284,782
7,861	*	Leucadia National Corp	155,648
11,637		Lincoln National Corp	219,241
445	*	Markel Corp	133,055
9,861	*	MBIA, Inc	40,134
1,170		Mercury General Corp	53,808
5,848		MGIC Investment Corp	20,351
2,097		Nationwide Financial Services, Inc (Class A)	109,484
10,437		Old Republic International Corp	124,409
770		OneBeacon Insurance Group Ltd (Class A)	8,039
2,452		PartnerRe Ltd	174,754
11,659		Principal Financial Group	263,144
30,561		Progressive Corp	452,608
3,470		Protective Life Corp	49,795
3,090		Reinsurance Group of America, Inc (Class A)	132,314
2,751		RenaissanceRe Holdings Ltd	141,842
2,270		Stancorp Financial Group, Inc	94,818
3,972		Torchmark Corp	177,548
1,219		Transatlantic Holdings, Inc	48,833
2,020		Unitrin, Inc	32,199
15,619		UnumProvident Corp	290,513
6,429		W.R. Berkley Corp	199,299
2,346	*	WellCare Health Plans, Inc	30,170
49		Wesco Financial Corp	14,107
14,591		XL Capital Ltd (Class A)	53,987
		TOTAL INSURANCE CARRIERS	5,530,030

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
5,322	*	Corrections Corp of America	87,068
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	87,068

LEATHER AND LEATHER PRODUCTS - 0.29%
15,457	*	Coach, Inc	321,042
		TOTAL LEATHER AND LEATHER PRODUCTS	321,042

LEGAL SERVICES - 0.09%
2,309	*	FTI Consulting, Inc	103,166
		TOTAL LEGAL SERVICES	103,166

METAL MINING - 0.17%
5,196		Cleveland-Cliffs, Inc	133,070
2,095		Foundation Coal Holdings, Inc	29,372

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,470	*	Patriot Coal Corp	$21,688
		TOTAL METAL MINING	184,130

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.43%
697		Armstrong World Industries, Inc	15,069
5,452		Hasbro, Inc	159,035
1,661	*	Intrepid Potash, Inc	34,499
16,210		Mattel, Inc	259,360
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	467,963

MISCELLANEOUS RETAIL - 0.74%
1,684		Barnes & Noble, Inc	25,260
3,596	*	Dick's Sporting Goods, Inc	50,740
4,071	*	Dollar Tree, Inc	170,168
1,605	*	HSN, Inc	11,668
1,984		MSC Industrial Direct Co (Class A)	73,071
13,724	*	Office Depot, Inc	40,898
4,455		OfficeMax, Inc	34,036
5,698		Petsmart, Inc	105,128
1,737	*	Priceline.com, Inc	127,930
24,657	*	Rite Aid Corp	7,644
4,070		Signet Jewelers Ltd	35,287
5,589		Tiffany & Co	132,068
		TOTAL MISCELLANEOUS RETAIL	813,898

MOTION PICTURES - 0.27%
637	*	Ascent Media Corp (Series A)	13,912
4,574	*	Discovery Communications, Inc (Class A)	64,768
7,174	*	Discovery Communications, Inc (Class C)	96,060
3,403	*	DreamWorks Animation SKG, Inc (Class A)	85,960
3,720		Regal Entertainment Group (Class A)	37,981
		TOTAL MOTION PICTURES	298,681

NONDEPOSITORY INSTITUTIONS - 0.78%
9,390		American Capital Ltd	30,424
5,052	*	AmeriCredit Corp	38,597
9,039		CapitalSource, Inc	41,760
13,791		CIT Group, Inc	62,611
21,094		Discover Financial Services	201,026
3,140		GLG Partners, Inc	7,128
4,408		Lender Processing Services, Inc	129,816
20,429	*	SLM Corp	181,818
211		Student Loan Corp	8,651
11,090		Textron, Inc	153,818
292	*	Tree.com, Inc	759
		TOTAL NONDEPOSITORY INSTITUTIONS	856,408

NONMETALLIC MINERALS, EXCEPT FUELS - 0.31%
4,889		Vulcan Materials Co	340,177
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	340,177

OIL AND GAS EXTRACTION - 4.40%
2,520	*	Atwood Oceanics, Inc	38,506
12,941		BJ Services Co	151,021

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,748		Cabot Oil & Gas Corp	$123,448
9,704	*	Cameron International Corp	198,932
3,727		Cimarex Energy Co	99,809
1,384	*	CNX Gas Corp	37,783
1,570	*	Continental Resources, Inc	32,515
10,964	*	Denbury Resources, Inc	119,727
3,130		Diamond Offshore Drilling, Inc	184,482
2,533	*	Encore Acquisition Co	64,642
6,586		ENSCO International, Inc	186,977
5,907		Equitable Resources, Inc	198,180
3,038	*	Exterran Holdings, Inc	64,709
4,357	*	Forest Oil Corp	71,847
5,946	*	Global Industries Ltd	20,752
4,265	*	Helix Energy Solutions Group, Inc	30,879
4,673		Helmerich & Payne, Inc	106,311
3,395	*	Hercules Offshore, Inc	16,126
6,061	*	Key Energy Services, Inc	26,729
3,999	*	Mariner Energy, Inc	40,790
12,263	*	Nabors Industries Ltd	146,788
5,799	*	Newfield Exploration Co	114,530
12,154		Noble Corp	268,482
7,663		Noble Energy, Inc	377,172
2,570	*	Oceaneering International, Inc	74,890
7,203		Patterson-UTI Energy, Inc	82,907
11,326	*	PetroHawk Energy Corp	177,025
5,094		Pioneer Natural Resources Co	82,421
4,823	*	Plains Exploration & Production Co	112,087
7,454	*	Pride International, Inc	119,115
4,636	*	Quicksilver Resources, Inc	25,823
6,969		Range Resources Corp	239,664
4,786		Rowan Cos, Inc	76,097
942	*	SEACOR Holdings, Inc	62,784
9,709		Smith International, Inc	222,239
15,446	*	Southwestern Energy Co	447,471
2,946		St. Mary Land & Exploration Co	59,833
3,778	*	Superior Energy Services	60,184
3,209	*	Tetra Technologies, Inc	15,596
2,343		Tidewater, Inc	94,353
2,144	*	Unit Corp	57,288
1,550		W&T Offshore, Inc	22,196
1,972	*	Whiting Petroleum Corp	65,983
		TOTAL OIL AND GAS EXTRACTION	4,819,093

PAPER AND ALLIED PRODUCTS - 0.64%
4,586		Bemis Co	108,596
20,880	*	Domtar Corporation	34,870
1,519		Greif, Inc (Class A)	50,780
19,225		International Paper Co	226,855
7,870		MeadWestvaco Corp	88,065
4,434		Packaging Corp of America	59,682
10,000	*	Smurfit-Stone Container Corp	2,550
4,606		Sonoco Products Co	106,675
4,716		Temple-Inland, Inc	22,637
		TOTAL PAPER AND ALLIED PRODUCTS	700,710

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.53%
5,966		Cintas Corp	$138,590
14,744		H&R Block, Inc	334,984
10,222		Service Corp International	50,803
1,722		Weight Watchers International, Inc	50,661
		TOTAL PERSONAL SERVICES	575,038

PETROLEUM AND COAL PRODUCTS - 0.77%
2,679		Ashland, Inc	28,156
4,692		Frontier Oil Corp	59,260
1,865		Holly Corp	33,999
8,583		Murphy Oil Corp	380,656
4,850	*	SandRidge Energy, Inc	29,828
5,282		Sunoco, Inc	229,556
5,865		Tesoro Corp	77,242
		TOTAL PETROLEUM AND COAL PRODUCTS	838,697

PIPELINES, EXCEPT NATURAL GAS - 0.41%
28,546		Spectra Energy Corp	449,314
		TOTAL PIPELINES, EXCEPT NATURAL GAS	449,314

PRIMARY METAL INDUSTRIES - 0.83%
5,031		AK Steel Holding Corp	46,889
4,307		Allegheny Technologies, Inc	109,958
1,902		Carpenter Technology Corp	39,067
946	*	Century Aluminum Co	9,460
3,255	*	CommScope, Inc	50,583
2,664	*	General Cable Corp	47,126
2,530		Hubbell, Inc (Class B)	82,680
6,246		Precision Castparts Corp	371,512
926		Schnitzer Steel Industries, Inc (Class A)	34,864
7,544		Steel Dynamics, Inc	84,342
3,711		Titanium Metals Corp	32,694
		TOTAL PRIMARY METAL INDUSTRIES	909,175

PRINTING AND PUBLISHING - 0.92%
2,520		Dun & Bradstreet Corp	194,544
1,462		EW Scripps Co (Class A)	3,231
10,480		Gannett Co, Inc	83,840
1,652		John Wiley & Sons, Inc (Class A)	58,778
14,410		McGraw-Hill Cos, Inc	334,168
1,522		Meredith Corp	26,057
1,755	*	MSCI, Inc (Class A)	31,169
6,124		New York Times Co (Class A)	44,889
9,330		R.R. Donnelley & Sons Co	126,701
278		Washington Post Co (Class B)	108,490
		TOTAL PRINTING AND PUBLISHING	1,011,867

RAILROAD TRANSPORTATION - 0.07%
4,080	*	Kansas City Southern Industries, Inc	77,724
		TOTAL RAILROAD TRANSPORTATION	77,724

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.18%
8,080	*	CB Richard Ellis Group, Inc (Class A)	$34,906
4,032		Forest City Enterprises, Inc (Class A)	27,014
1,476		Jones Lang LaSalle, Inc	40,885
3,943	*	St. Joe Co	95,894
		TOTAL REAL ESTATE	198,699

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.26%
11,053	*	Goodyear Tire & Rubber Co	65,986
12,264		Newell Rubbermaid, Inc	119,942
6,820		Sealed Air Corp	101,891
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	287,819

SECURITY AND COMMODITY BROKERS - 2.19%
9,828		Ameriprise Financial, Inc	229,582
5,905		Broadridge Financial Solutions, Inc	74,049
15,312	*	E*Trade Financial Corp	17,609
4,658		Eaton Vance Corp	97,865
3,722		Federated Investors, Inc (Class B)	63,125
3,197	*	IntercontinentalExchange, Inc	263,561
17,020		Invesco Ltd	245,769
1,588	*	Investment Technology Group, Inc	36,079
7,585		Janus Capital Group, Inc	60,908
5,869		Jefferies Group, Inc	82,518
3,527		Lazard Ltd (Class A)	104,893
6,204		Legg Mason, Inc	135,930
6,190	*	MF Global Ltd	12,628
792	*	Morningstar, Inc	28,116
6,030	*	Nasdaq Stock Market, Inc	149,001
4,075		Raymond James Financial, Inc	69,805
6,076		SEI Investments Co	95,454
11,640		T Rowe Price Group, Inc	412,522
11,052	*	TD Ameritrade Holding Corp	157,491
3,944		Waddell & Reed Financial, Inc (Class A)	60,974
		TOTAL SECURITY AND COMMODITY BROKERS	2,397,879

SPECIAL TRADE CONTRACTORS - 0.16%
8,831	*	Quanta Services, Inc	174,854
		TOTAL SPECIAL TRADE CONTRACTORS	174,854

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
1,919		Eagle Materials, Inc	35,329
6,782		Gentex Corp	59,885
3,572	*	Owens Corning, Inc	61,796
7,384	*	Owens-Illinois, Inc	201,800
3,688	*	USG Corp	29,652
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	388,462

TEXTILE MILL PRODUCTS - 0.09%
2,380	*	Mohawk Industries, Inc	102,269
		TOTAL TEXTILE MILL PRODUCTS	102,269

TOBACCO PRODUCTS - 1.08%
6,874		Fortune Brands, Inc	283,759
7,847		Lorillard, Inc	442,178

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,658		UST, Inc	$461,932
		TOTAL TOBACCO PRODUCTS	1,187,869

TRANSPORTATION BY AIR - 0.79%
12,562	*	AMR Corp	134,037
5,128	*	Continental Airlines, Inc (Class B)	92,612
1,405		Copa Holdings S.A. (Class A)	42,600
26,929	*	Delta Air Lines, Inc	308,606
32,841		Southwest Airlines Co	283,089
		TOTAL TRANSPORTATION BY AIR	860,944

TRANSPORTATION EQUIPMENT - 1.38%
3,065		Autoliv, Inc	65,775
4,615	*	BE Aerospace, Inc	35,489
1,604	*	Federal Mogul Corp (Class A)	6,785
103,855	*	Ford Motor Co	237,825
22,561		General Motors Corp	72,195
7,359		Genuine Parts Co	278,613
5,623		Goodrich Corp	208,163
10,471		Harley-Davidson, Inc	177,693
3,928		Harsco Corp	108,727
3,762		Oshkosh Truck Corp	33,444
5,863	*	Pactiv Corp	145,871
4,825	*	Spirit Aerosystems Holdings, Inc (Class A)	49,070
1,675		Thor Industries, Inc	22,077
3,658		Trinity Industries, Inc	57,650
2,255	*	TRW Automotive Holdings Corp	8,118
		TOTAL TRANSPORTATION EQUIPMENT	1,507,495

TRANSPORTATION SERVICES - 0.80%
7,714		CH Robinson Worldwide, Inc	424,500
9,669		Expeditors International Washington, Inc	321,688
1,975		GATX Corp	61,166
1,595	*	Interval Leisure Group, Inc	8,597
4,136		UTI Worldwide, Inc	59,310
		TOTAL TRANSPORTATION SERVICES	875,261

TRUCKING AND WAREHOUSING - 0.22%
2,111		Con-way, Inc	56,153
3,666		J.B. Hunt Transport Services, Inc	96,306
2,382		Landstar System, Inc	91,540
		TOTAL TRUCKING AND WAREHOUSING	243,999

WATER TRANSPORTATION - 0.31%
1,758		Alexander & Baldwin, Inc	44,055
2,210		Frontline Ltd	65,438
2,445	*	Kirby Corp	66,895
1,014		Overseas Shipholding Group, Inc	42,700
6,514		Royal Caribbean Cruises Ltd	89,568
1,797		Teekay Corp	35,311
		TOTAL WATER TRANSPORTATION	343,967

WHOLESALE TRADE-DURABLE GOODS - 0.98%
5,227	*	Arrow Electronics, Inc	98,477

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,182		BorgWarner, Inc	$112,812
7,156	*	Ingram Micro, Inc (Class A)	95,819
6,315	*	LKQ Corp	73,633
1,813		Martin Marietta Materials, Inc	176,006
5,169	*	Patterson Cos, Inc	96,919
2,988		Reliance Steel & Aluminum Co	59,581
2,462	*	Tech Data Corp	43,922
3,473		W.W. Grainger, Inc	273,811
2,060	*	WESCO International, Inc	39,614
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,070,594

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
3,682		Airgas, Inc	143,561
3,362	*	Bare Escentuals, Inc	17,583
4,663		Brown-Forman Corp (Class B)	240,098
1,799	*	Central European Distribution Corp	35,440
5,783		Dean Foods Co	103,921
5,414	*	Endo Pharmaceuticals Holdings, Inc	140,114
4,090	*	Henry Schein, Inc	150,062
2,775		Herbalife Ltd	60,162
4,640		Terra Industries, Inc	77,349
380		Valhi, Inc	4,066
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	972,356

		TOTAL COMMON STOCKS	109,135,386
		(Cost $154,146,967)

		TOTAL INVESTMENTS - 99.64%	109,135,386
		(Cost $154,146,967)

		OTHER ASSETS & LIABILITIES, NET - 0.36%	398,763

		NET ASSETS - 100.00%	$109,534,149

		The following abbreviations are used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing

		At December 31, 2008, the net unrealized depreciation on investment was $45,011,581,
		consisting of gross unrealized appreciation of $4,652,847 and gross unrealized depreciation of
		$49,664,428.

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

TIAA-CREF FUNDS
SMALL-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.71%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
3,769		Cal-Maine Foods, Inc	$108,170
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	108,170

AGRICULTURAL SERVICES - 0.08%
3,742	*	Cadiz, Inc	46,812
3,364		Calavo Growers, Inc	38,686
		TOTAL AGRICULTURAL SERVICES	85,498

AMUSEMENT AND RECREATION SERVICES - 0.90%
16,911	*	Bally Technologies, Inc	406,371
4,699		Dover Downs Gaming & Entertainment, Inc	14,943
3,704		Dover Motorsports, Inc	4,815
10,483	*	Life Time Fitness, Inc	135,755
5,113	*	Town Sports International Holdings, Inc	16,310
13,645	*	WMS Industries, Inc	367,051
6,190		World Wrestling Entertainment, Inc (Class A)	68,585
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,013,830

APPAREL AND ACCESSORY STORES - 1.19%
20,760	*	Aeropostale, Inc	334,237
10,374	*	American Apparel, Inc	20,644
3,097		Bebe Stores, Inc	23,135
7,045		Buckle, Inc	153,722
1,830	*	Cache, Inc	3,697
1,573		Cato Corp (Class A)	23,752
852	*	Charlotte Russe Holding, Inc	5,529
16,860	*	Chico's FAS, Inc	70,475
6,888		Christopher & Banks Corp	38,573
4,368	*	Citi Trends, Inc	64,297
2,492	*	DSW, Inc (Class A)	31,050
4,071		Finish Line, Inc (Class A)	22,798
13,472	*	J Crew Group, Inc	164,358
1,254	*	JOS A Bank Clothiers, Inc	32,792
1,075	*	New York & Co, Inc	2,494
7,210	*	Tween Brands, Inc	31,147
10,155	*	Under Armour, Inc (Class A)	242,095
27,818	*	Wet Seal, Inc (Class A)	82,619
		TOTAL APPAREL AND ACCESSORY STORES	1,347,414

APPAREL AND OTHER TEXTILE PRODUCTS - 0.54%
2,451	*	G-III Apparel Group Ltd	15,662
6,500	*	Gymboree Corp	169,585
5,850	*	Lululemon Athletica, Inc	46,391
3,773	*	Maidenform Brands, Inc	38,296
5,340	*	True Religion Apparel, Inc	66,430

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,037	*	Warnaco Group, Inc	$275,545
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	611,909

AUTO REPAIR, SERVICES AND PARKING - 0.21%
4,036	*	Midas, Inc	42,338
522		Monro Muffler, Inc	13,311
2,070	*	Standard Parking Corp	40,034
11,215	*	Wright Express Corp	141,308
		TOTAL AUTO REPAIR, SERVICES AND PARKING	236,991

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.03%
2,845	*	Lumber Liquidators, Inc	30,043
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	30,043

BUSINESS SERVICES - 14.46%
4,865	*	3D Systems Corp	38,628
10,798	*	ACI Worldwide, Inc	171,688
18,862	*	Actuate Corp	55,832
6,660		Administaff, Inc	144,389
5,185	*	Advent Software, Inc	103,544
11,509	*	American Reprographics Co	79,412
3,634		American Software, Inc (Class A)	17,080
9,971	*	AMN Healthcare Services, Inc	84,355
8,317		Arbitron, Inc	110,450
1,770	*	ArcSight, Inc	14,178
22,257	*	Ariba, Inc	160,473
38,410	*	Art Technology Group, Inc	74,131
3,997		Asset Acceptance Capital Corp	20,425
6,407	*	athenahealth, Inc	241,031
3,930	*	Bankrate, Inc	149,340
6,450		BGC Partners, Inc (Class A)	17,802
12,980		Blackbaud, Inc	175,230
9,600	*	Blackboard, Inc	251,808
10,619	*	Blue Coat Systems, Inc	89,200
18,500	*	BPZ Energy, Inc	118,400
1,856	*	CACI International, Inc (Class A)	83,687
1,278	*	CAI International, Inc	4,051
8,789	*	Callidus Software, Inc	26,279
4,418	*	Capella Education Co	259,602
9,273	*	Cavium Networks, Inc	97,459
13,675	*	CBIZ, Inc	118,289
10,826	*	Chordiant Software, Inc	28,797
3,794	*	Clinical Data, Inc	33,767
14,201	*	Cogent Communications Group, Inc	92,733
7,295	*	Cogent, Inc	98,993
12,080		Cognex Corp	178,784
13,421	*	Commvault Systems, Inc	179,976
4,037	*	Compellent Technologies, Inc	39,280
2,411		Computer Programs & Systems, Inc	64,615
13,281	*	Concur Technologies, Inc	435,882
6,457	*	Constant Contact, Inc	85,555
6,048	*	CoStar Group, Inc	199,221
6,005	*	CSG Systems International, Inc	104,907
21,491	*	Cybersource Corp	257,677

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,203	*	Data Domain, Inc	$191,816
8,872	*	DealerTrack Holdings, Inc	105,488
2,840	*	Deltek, Inc	13,178
8,246		Deluxe Corp	123,360
4,724	*	Dice Holdings, Inc	19,274
11,472	*	Digital River, Inc	284,506
8,900	*	DivX, Inc	46,547
1,482	*	Digimarc Corp	14,850
4,960	*	Double-Take Software, Inc	44,491
616	*	DynCorp International, Inc (Class A)	9,345
33,959	*	Earthlink, Inc	229,563
2,052	*	Ebix, Inc	49,043
9,131	*	Echelon Corp	74,418
16,814	*	Eclipsys Corp	238,591
18,441	*	Entrust, Inc	29,137
7,247	*	EPIQ Systems, Inc	121,097
24,627	*	Evergreen Energy, Inc	7,142
4,427	*	ExlService Holdings, Inc	37,939
10,366	*	FalconStor Software, Inc	28,817
4,786	*	Forrester Research, Inc	135,013
18,217	*	Gartner, Inc	324,809
9,541	*	Global Cash Access, Inc	21,181
5,385	*	Global Sources Ltd	29,348
2,284	*	Guidance Software, Inc	9,319
11,402	*	Hackett Group, Inc	33,294
13,399		Healthcare Services Group	213,446
7,485		Heartland Payment Systems, Inc	130,988
7,738	*	HMS Holdings Corp	243,902
2,500	*	HSW International, Inc	950
5,662	*	Hudson Highland Group, Inc	18,968
9,555	*	Hypercom Corp	10,319
1,062	*	ICT Group, Inc	4,864
6,273	*	iGate Corp	40,837
27,106	*	Informatica Corp	372,165
6,361		Infospace, Inc	48,026
9,174	*	Innerworkings, Inc	60,090
5,100	*	Integral Systems, Inc	61,455
5,364		Interactive Data Corp	132,276
3,959	*	Interactive Intelligence, Inc	25,377
9,808	*	Internap Network Services Corp	24,520
3,212	*	Internet Brands, Inc (Class A)	18,694
8,080	*	Internet Capital Group, Inc	44,036
11,619	*	Interwoven, Inc	146,399
10,384	*	inVentiv Health, Inc	119,831
21,568		Jack Henry & Associates, Inc	418,635
665	*	JDA Software Group, Inc	8,731
5,886	*	Kenexa Corp	46,970
645	*	Keynote Systems, Inc	4,973
1,219	*	Kforce, Inc	9,362
9,163	*	Knot, Inc	76,236
872	*	Korn/Ferry International	9,958
36,949	*	Lawson Software, Inc	175,138
4,410	*	Limelight Networks, Inc	10,805
4,199	*	Liquidity Services, Inc	34,978

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,177	*	Magma Design Automation, Inc	$13,441
7,462	*	Manhattan Associates, Inc	117,974
6,417	*	Mantech International Corp (Class A)	347,737
7,663		Marchex, Inc (Class B)	44,675
1,570	*	Mentor Graphics Corp	8,117
2,790	*	MicroStrategy, Inc (Class A)	103,593
6,156	*	Midway Games, Inc	1,170
2,603	*	Monotype Imaging Holdings, Inc	15,097
38,034	*	Move, Inc	60,854
1,920	*	NCI, Inc (Class A)	57,850
1,208	*	Ness Technologies, Inc	5,170
12,451	*	NetFlix, Inc	372,160
8,009	*	Netscout Systems, Inc	69,038
2,236	*	NetSuite, Inc	18,872
12,939		NIC, Inc	59,519
19,279	*	Omniture, Inc	205,129
9,165	*	Online Resources Corp	43,442
4,743	*	OpenTV Corp (Class A)	5,834
3,832	*	Opnet Technologies, Inc	37,784
33,745	*	Parametric Technology Corp	426,874
3,166		PC-Tel, Inc	20,801
4,619		Pegasystems, Inc	57,091
12,989	*	Phase Forward, Inc	162,622
9,759	*	Phoenix Technologies Ltd	34,157
3,076		Portfolio Recovery Associates, Inc	104,092
15,928	*	Premiere Global Services, Inc	137,140
11,634	*	Progress Software Corp	224,071
4,964	*	PROS Holdings, Inc	28,543
1,507	*	Protection One, Inc	7,203
3,038		QAD, Inc	12,729
5,497		Quality Systems, Inc	239,779
4,840	*	Rackspace Hosting, Inc	26,039
8,336	*	Radiant Systems, Inc	28,092
8,420	*	Raser Technologies, Inc	31,912
11,598	*	RealNetworks, Inc	40,941
2,810		Renaissance Learning, Inc	25,262
8,207	*	RightNow Technologies, Inc	63,440
6,338	*	Riskmetrics Group, Inc	94,373
12,933		Rollins, Inc	233,829
15,066	*	RSC Holdings, Inc	128,362
10,747	*	S1 Corp	84,794
26,711	*	Sapient Corp	118,597
8,247	*	Smith Micro Software, Inc	45,853
2,507	*	SonicWALL, Inc	9,978
62,787	*	Sonus Networks, Inc	99,203
21,193		Sotheby's (Class A)	188,406
5,056	*	Sourcefire, Inc	28,314
7,099	*	Spherion Corp	15,689
5,391	*	SPSS, Inc	145,341
7,132	*	SRA International, Inc (Class A)	123,027
6,552	*	Stratasys, Inc	70,434
7,328	*	SuccessFactors, Inc	42,063
11,054	*	SupportSoft, Inc	24,650
20,447	*	Sybase, Inc	506,473

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,312	*	SYKES Enterprises, Inc	$197,165
6,287	*	Synchronoss Technologies, Inc	67,019
4,053		Syntel, Inc	93,705
23,648		Take-Two Interactive Software, Inc	178,779
984		TAL International Group, Inc	13,874
8,648	*	Taleo Corp (Class A)	67,714
4,413	*	TechTarget, Inc	19,064
11,116	*	TeleTech Holdings, Inc	92,819
1,050		Textainer Group Holdings Ltd	11,130
3,364		TheStreet.com, Inc	9,756
13,571	*	THQ, Inc	56,862
6,917		TNS, Inc	64,951
9,241	*	TradeStation Group, Inc	59,604
1,148	*	TrueBlue, Inc	10,986
7,724	*	Ultimate Software Group, Inc	112,770
4,427	*	Unica Corp	24,260
26,910	*	Valueclick, Inc	184,064
8,460	*	Vasco Data Security International	87,392
4,361	*	Vignette Corp	41,037
1,570	*	Virtusa Corp	8,855
4,975	*	Vocus, Inc	90,595
12,781	*	Websense, Inc	191,332
1,542	*	Web.com Group, Inc	5,644
20,746	*	Wind River Systems, Inc	187,336
		TOTAL BUSINESS SERVICES	16,335,788

CHEMICALS AND ALLIED PRODUCTS - 11.64%
8,615	*	Acadia Pharmaceuticals, Inc	7,754
11,543	*	Acorda Therapeutics, Inc	236,747
1,995	*	Acura Pharmaceuticals, Inc	14,643
13,707	*	Adolor Corp	22,754
2,440	*	Albany Molecular Research, Inc	23,766
23,660	*	Alexion Pharmaceuticals, Inc	856,254
7,190	*	Alexza Pharmaceuticals, Inc	22,792
29,415	*	Alkermes, Inc	313,270
16,823	*	Allos Therapeutics, Inc	102,957
11,006	*	Alnylam Pharmaceuticals, Inc	272,178
5,302	*	AMAG Pharmaceuticals, Inc	190,077
19,109	*	American Oriental Bioengineering, Inc	129,750
5,793		American Vanguard Corp	67,778
1,209	*	Amicus Therapeutics, Inc	9,648
2,473		Arch Chemicals, Inc	64,471
3,938	*	Ardea Biosciences, Inc	47,138
6,032	*	Arena Pharmaceuticals, Inc	25,153
13,362	*	Arqule, Inc	56,388
15,634	*	Array Biopharma, Inc	63,318
12,716	*	Auxilium Pharmaceuticals, Inc	361,643
2,545	*	Aventine Renewable Energy Holdings, Inc	1,654
5,519		Balchem Corp	137,478
3,082	*	Biodel, Inc	14,855
4,370	*	BioForm Medical, Inc	3,977
3,874	*	BioMimetic Therapeutics, Inc	35,718
6,545	*	Cadence Pharmaceuticals, Inc	47,320
16,979	*	Calgon Carbon Corp	260,797

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,697		Cambrex Corp	$26,320
3,389	*	Caraco Pharmaceutical Laboratories Ltd	20,063
23,355	*	Cell Genesys, Inc	5,138
4,167	*	Celldex Therapeutics, Inc	33,003
5,037	*	Chattem, Inc	360,297
13,756	*	Columbia Laboratories, Inc	17,470
4,636	*	Cougar Biotechnology, Inc	120,536
17,523	*	Cubist Pharmaceuticals, Inc	423,356
9,622	*	Cypress Bioscience, Inc	65,814
8,464	*	Cytokinetics, Inc	24,122
6,092	*	Cytori Therapeutics, Inc	21,992
28,203	*	Dendreon Corp	129,170
28,277	*	Discovery Laboratories, Inc	31,670
25,450	*	Durect Corp	86,276
3,207	*	Emergent Biosolutions, Inc	83,735
13,760	*	Enzon Pharmaceuticals, Inc	80,221
7,312	*	Facet Biotech Corp	70,122
11,780		Ferro Corp	83,049
14,378	*	Geron Corp	67,145
5,808	*	GTx, Inc	97,807
19,327	*	Halozyme Therapeutics, Inc	108,231
4,527	*	Human Genome Sciences, Inc	9,597
2,586	*	ICO, Inc	8,172
8,148	*	Idenix Pharmaceuticals, Inc	47,177
6,090	*	Idera Pharmaceuticals, Inc	46,771
21,810	*	Immucor, Inc	579,710
16,422	*	Immunogen, Inc	70,450
25,292	*	Indevus Pharmaceuticals, Inc	79,417
1,736		Innophos Holdings, Inc	34,390
4,018		Innospec, Inc	23,666
14,006	*	Inspire Pharmaceuticals, Inc	50,422
374		Inter Parfums, Inc	2,872
9,572	*	InterMune, Inc	101,272
15,857	*	Javelin Pharmaceuticals, Inc	19,821
1,010	*	Jazz Pharmaceuticals, Inc	1,949
391		Koppers Holdings, Inc	8,453
10,801	*	KV Pharmaceutical Co (Class A)	31,107
6,675	*	Landec Corp	43,922
32,502		Ligand Pharmaceuticals, Inc (Class B)	89,055
1,199		Mannatech, Inc	2,938
7,761	*	MannKind Corp	26,620
1,906	*	MAP Pharmaceuticals, Inc	13,304
4,757	*	Marshall Edwards, Inc	3,330
10,044		Martek Biosciences Corp	304,434
39,707	*	Medarex, Inc	221,565
16,149	*	Medicines Co	237,875
17,484		Medicis Pharmaceutical Corp (Class A)	243,028
7,880	*	Medivation, Inc	114,812
12,506		Meridian Bioscience, Inc	318,528
14,080	*	MiddleBrook Pharmaceuticals, Inc	21,120
2,633		Minerals Technologies, Inc	107,690
4,323	*	Molecular Insight Pharmaceuticals, Inc	18,589
8,469	*	Momenta Pharmaceuticals, Inc	98,240
2,544	*	Nabi Biopharmaceuticals	8,522

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,039	*	Nanosphere, Inc	$19,226
10,930	*	Neurocrine Biosciences, Inc	34,976
4,083		NewMarket Corp	142,538
1,560		NL Industries, Inc	20,904
17,549	*	Novavax, Inc	33,168
7,730	*	Noven Pharmaceuticals, Inc	85,030
14,690	*	NPS Pharmaceuticals, Inc	91,225
5,152	*	Obagi Medical Products, Inc	38,434
17,134	*	Onyx Pharmaceuticals, Inc	585,297
17,674	*	Opko Health, Inc	28,632
8,018	*	Optimer Pharmaceuticals, Inc	97,098
12,710	*	OraSure Technologies, Inc	46,773
5,661	*	Orexigen Therapeutics, Inc	31,588
17,732	*	OSI Pharmaceuticals, Inc	692,435
4,762	*	Osiris Therapeutics, Inc	91,240
9,993	*	Pacific Ethanol, Inc	4,397
10,745	*	Pain Therapeutics, Inc	63,610
17,885	*	Parexel International Corp	173,663
36,561		PDL BioPharma, Inc	225,947
7,497	*	PetMed Express, Inc	132,172
5,366	*	Pharmasset, Inc	70,348
8,250	*	Pozen, Inc	41,580
8,039	*	Progenics Pharmaceuticals, Inc	82,882
2,651	*	Protalix BioTherapeutics, Inc	4,878
16,240	*	Questcor Pharmaceuticals, Inc	151,194
8,593	*	Quidel Corp	112,311
7,124	*	Rexahn Pharmaceuticals, Inc	6,340
21,848	*	Solutia, Inc	98,316
879		Stepan Co	41,304
3,153	*	Sucampo Pharmaceuticals, Inc (Class A)	18,130
4,786	*	SurModics, Inc	120,942
4,959	*	Synta Pharmaceuticals Corp	30,349
4,436	*	Targacept, Inc	15,792
15,889	*	Theravance, Inc	196,865
6,359	*	Ulta Salon Cosmetics & Fragrance, Inc	52,653
6,993	*	United Therapeutics Corp	437,412
2,215	*	USANA Health Sciences, Inc	75,842
9,776	*	USEC, Inc	43,894
9,301	*	Valeant Pharmaceuticals International	212,993
17,583	*	WR Grace & Co	104,971
7,872	*	Xenoport, Inc	197,430
39,690	*	XOMA Ltd	24,608
12,492	*	Zymogenetics, Inc	37,476
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,151,496

COAL MINING - 0.23%
39,569	*	International Coal Group, Inc	91,009
8,599	*	James River Coal Co	131,822
10,786	*	National Coal Corp	13,698
2,599	*	Westmoreland Coal Co	28,849
		TOTAL COAL MINING	265,378

COMMUNICATIONS - 2.19%
9,486		Adtran, Inc	141,152

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,856		Alaska Communications Systems Group, Inc	$64,309
741	*	Anixter International, Inc	22,319
17,470	*	Aruba Networks, Inc	44,549
7,562	*	Cbeyond Communications, Inc	120,841
17,646	*	Centennial Communications Corp (Class A)	142,227
50,277	*	Charter Communications, Inc (Class A)	4,113
2,273		Consolidated Communications Holdings, Inc	27,003
2,165	*	Crown Media Holdings, Inc (Class A)	6,170
4,968	*	DG FastChannel, Inc	62,001
13,755	*	Entravision Communications Corp (Class A)	21,458
525	*	GeoEye, Inc	10,096
3,306	*	Global Crossing Ltd	26,250
3,824	*	Global Traffic Network, Inc	22,332
2,345	*	Hughes Communications, Inc	37,379
1,173	*	Hungarian Telephone & Cable	10,088
9,222	*	ICO Global Communications Holdings Ltd (Class A)	10,421
1,406		Iowa Telecommunications Services, Inc	20,078
2,368		iPCS, Inc	16,244
13,653	*	j2 Global Communications, Inc	273,605
12,094	*	Mastec, Inc	140,049
4,839	*	Neutral Tandem, Inc	78,489
11,850	*	Nextwave Wireless, Inc	1,067
5,308	*	Novatel Wireless, Inc	24,629
9,268		NTELOS Holdings Corp	228,548
7,067	*	Orbcomm, Inc	15,265
31,521	*	PAETEC Holding Corp	45,390
6,493		RCN Corp	38,309
11,811	*	SAVVIS, Inc	81,378
6,424		Shenandoah Telecom Co	180,192
5,436		Sinclair Broadcast Group, Inc (Class A)	16,852
6,024	*	Switch & Data Facilities Co, Inc	44,517
7,857	*	Syniverse Holdings, Inc	93,813
10,903	*	TeleCommunication Systems, Inc (Class A)	93,657
17,398	*	Terremark Worldwide, Inc	67,678
4,267	*	TerreStar Corp	1,707
31,864	*	TiVo, Inc	228,145
11,584	*	Virgin Mobile USA, Inc (Class A)	9,731
12,037	*	Vonage Holdings Corp	7,944
		TOTAL COMMUNICATIONS	2,479,995

DEPOSITORY INSTITUTIONS - 1.37%
4,947		Cardinal Financial Corp	28,148
2,064		Cass Information Systems, Inc	62,869
7,664	*	Dollar Financial Corp	78,939
1,532		Enterprise Financial Services Corp	23,348
1,261		First Financial Bankshares, Inc	69,620
548		Hancock Holding Co	24,912
15,231	*	Net 1 UEPS Technologies, Inc	208,665
3,622	*	Oritani Financial Corp	61,031
1,496	*	Pinnacle Financial Partners, Inc	44,596
6,704		PrivateBancorp, Inc	217,612
401		S.Y. Bancorp, Inc	11,028
9,587	*	Signature Bank	275,051
461		Smithtown Bancorp, Inc	7,390

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,195		Suffolk Bancorp	$42,936
1,897	*	SVB Financial Group	49,758
8,416		Trustco Bank Corp NY	80,036
3,333		ViewPoint Financial Group	53,495
4,167		Westamerica Bancorporation	213,142
		TOTAL DEPOSITORY INSTITUTIONS	1,552,576

EATING AND DRINKING PLACES - 2.09%
4,195	*	AFC Enterprises	19,675
4,268	*	BJ's Restaurants, Inc	45,966
5,440	*	Buffalo Wild Wings, Inc	139,536
4,499	*	California Pizza Kitchen, Inc	48,229
4,697		Cracker Barrel Old Country Store, Inc	96,711
5,416	*	CEC Entertainment, Inc	131,338
18,154	*	Cheesecake Factory	183,355
15,956		CKE Restaurants, Inc	138,498
30,545	*	Denny's Corp	60,785
5,544		DineEquity, Inc	64,089
740	*	Einstein Noah Restaurant Group, Inc	4,255
11,334	*	Jack in the Box, Inc	250,368
16,967	*	Krispy Kreme Doughnuts, Inc	28,505
5,061	*	Papa John's International, Inc	93,274
6,884	*	PF Chang's China Bistro, Inc	144,151
4,213	*	Red Robin Gourmet Burgers, Inc	70,905
2,036	*	Rick's Cabaret International, Inc	8,124
4,211	*	Ruth's Chris Steak House, Inc	5,811
15,285	*	Sonic Corp	186,018
15,077	*	Texas Roadhouse, Inc (Class A)	116,847
106,008		Wendy's/Arby's Group, Inc (Class A)	523,679
		TOTAL EATING AND DRINKING PLACES	2,360,119

EDUCATIONAL SERVICES - 0.66%
3,381	*	American Public Education, Inc	125,739
26,185	*	Corinthian Colleges, Inc	428,649
2,791	*	Grand Canyon Education, Inc	52,415
1,872	*	K12, Inc	35,699
3,066	*	Learning Tree International, Inc	26,122
595	*	Lincoln Educational Services Corp	7,884
4,686	*	Princeton Review, Inc	23,102
2,491	*	Universal Technical Institute, Inc	42,770
		TOTAL EDUCATIONAL SERVICES	742,380

ELECTRIC, GAS, AND SANITARY SERVICES - 2.11%
5,127		American Ecology Corp	103,719
27,806	*	Beacon Power Corp	14,737
3,791	*	Casella Waste Systems, Inc (Class A)	15,467
7,477	*	Clean Energy Fuels Corp	45,161
6,163	*	Clean Harbors, Inc	390,981
4,247		Consolidated Water Co, Inc	53,088
11,530		Crosstex Energy, Inc	44,967
10,724		EnergySolutions, Inc	60,591
596	*	EnerNOC, Inc	4,434
15,301		ITC Holdings Corp	668,348
5,614		Ormat Technologies, Inc	178,918

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,439	*	Pike Electric Corp	$17,700
200		SJW Corp	5,988
24,630	*	Waste Connections, Inc	777,568
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,381,667

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.75%
7,914	*	Acme Packet, Inc	41,628
460	*	Actel Corp	5,391
10,847		Acuity Brands, Inc	378,669
15,332	*	Advanced Analogic Technologies, Inc	46,303
13,591	*	Advanced Battery Technologies, Inc	36,152
1,886	*	Advanced Energy Industries, Inc	18,766
6,892	*	Airvana, Inc	42,179
13,127	*	American Superconductor Corp	214,101
6,285	*	Amkor Technology, Inc	13,701
18,605	*	Anadigics, Inc	27,535
6,003	*	Applied Micro Circuits Corp	23,592
840		Applied Signal Technology, Inc	15,070
3,774	*	Ascent Solar Technologies, Inc	14,190
18,293	*	Atheros Communications, Inc	261,773
9,875	*	ATMI, Inc	152,371
3,600	*	Avanex Corp	3,780
1,514	*	AZZ, Inc	38,001
320		Bel Fuse, Inc (Class B)	6,784
3,382	*	Benchmark Electronics, Inc	43,188
9,960	*	BigBand Networks, Inc	54,979
52,083	*	Capstone Turbine Corp	43,750
4,974	*	Ceva, Inc	34,818
9,568	*	China BAK Battery, Inc	15,500
8,292	*	China Security & Surveillance Technology, Inc	36,734
7,574	*	Comtech Telecommunications Corp	347,041
445	*	CPI International, Inc	3,854
8,491	*	Diodes, Inc	51,455
5,505	*	DTS, Inc	101,017
22,264	*	Emcore Corp	28,943
13,809	*	Energy Conversion Devices, Inc	348,125
2,340	*	EnerSys	25,740
1,965	*	Entropic Communications, Inc	983
44,070	*	Evergreen Solar, Inc	140,583
1,298	*	Exar Corp	8,658
23,339	*	Exide Technologies	123,463
115,564	*	Finisar Corp	43,914
4,216		Franklin Electric Co, Inc	118,512
21,158	*	FuelCell Energy, Inc	82,093
3,933	*	Globecomm Systems, Inc	21,592
30,911	*	GrafTech International Ltd	257,180
1,051	e*	GreenHunter Energy, Inc	5,171
6,400	*	GT Solar International, Inc	18,496
13,512	*	Harmonic, Inc	75,802
29,752	*	Hexcel Corp	219,867
6,096	*	Hittite Microwave Corp	179,588
28,609	*	Infinera Corp	256,337
14,017	*	InterDigital, Inc	385,469
5,976	*	IPG Photonics Corp	78,764

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,622	*	iRobot Corp	$50,767
5,803		IXYS Corp	47,933
19,056	*	Lattice Semiconductor Corp	28,775
3,124	*	Littelfuse, Inc	51,858
6,525	*	Maxwell Technologies, Inc	33,082
12,519	*	Medis Technologies Ltd	5,634
15,409		Micrel, Inc	112,640
24,577	*	Microsemi Corp	310,653
15,129	*	Microtune, Inc	30,863
21,131	*	Microvision, Inc	35,500
2,107	*	MIPS Technologies, Inc	2,339
8,230	*	Monolithic Power Systems, Inc	103,780
1,254	*	Moog, Inc (Class A)	45,859
2,312	*	Multi-Fineline Electronix, Inc	27,027
130		National Presto Industries, Inc	10,010
5,279	*	Netlogic Microsystems, Inc	116,191
1,334	*	NVE Corp	34,857
1,288	*	Omnivision Technologies, Inc	6,762
1,869	*	Oplink Communications, Inc	16,073
2,894	*	OpNext, Inc	5,065
3,839	*	Orion Energy Systems, Inc	20,769
3,897	*	OSI Systems, Inc	53,973
5,227		Park Electrochemical Corp	99,104
8,573	*	Parkervision, Inc	21,175
7,253	*	Pericom Semiconductor Corp	39,746
11,360	*	Plexus Corp	192,552
7,059	*	PLX Technology, Inc	12,141
39,176	*	PMC - Sierra, Inc	190,395
25,331	*	Polycom, Inc	342,222
4,615	*	Polypore International, Inc	34,889
2,067	*	Powell Industries, Inc	59,984
9,480		Power Integrations, Inc	188,462
24,917	*	Quantum Fuel Systems Technologies Worldwide, Inc	21,179
4,831		Raven Industries, Inc	116,427
3,857	*	Rubicon Technology, Inc	16,431
44,469	*	Sanmina-SCI Corp	20,900
18,090	*	Semtech Corp	203,874
12,066	*	ShoreTel, Inc	54,176
22,871	*	Silicon Image, Inc	96,058
33,238	*	Skyworks Solutions, Inc	184,139
3,480	*	Spansion, Inc (Class A)	659
3,991	*	Standard Microsystems Corp	65,213
9,252	*	Starent Networks Corp	110,376
3,493	*	Supertex, Inc	83,867
5,973	*	Sycamore Networks, Inc	16,067
10,561	*	Synaptics, Inc	174,890
3,843	*	Synthesis Energy Systems, Inc	2,613
722		Technitrol, Inc	2,513
4,226	*	Techwell, Inc	27,469
2,208	*	Tekelec	29,455
15,126	*	Tessera Technologies, Inc	179,697
3,647	*	Transmeta Corp	66,375
6,631	*	Trident Microsystems, Inc	12,533
1,455	*	TTM Technologies, Inc	7,581

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,774	*	Ultralife Corp	$50,609
9,189	*	Universal Display Corp	86,836
3,925	*	Universal Electronics, Inc	63,664
15,131	*	US Geothermal, Inc	12,559
1,800	*	Utstarcom, Inc	3,330
11,675	*	Valence Technology, Inc	21,249
1,736	*	Viasat, Inc	41,803
5,290		Vicor Corp	34,967
7,718	*	Volterra Semiconductor Corp	55,184
8,284	*	Zoltek Cos, Inc	74,473
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,759,848

ENGINEERING AND MANAGEMENT SERVICES - 5.71%
8,065	*	Accelrys, Inc	35,163
4,882	*	Advisory Board Co	108,869
2,941	*	Affymax, Inc	29,381
19,071	*	Ariad Pharmaceuticals, Inc	16,210
449		CDI Corp	5,810
9,436	*	Celera Corp	105,023
5,405	*	China Architectural Engineering, Inc	13,296
1,675		China Direct, Inc	2,429
5,372	*	comScore, Inc	68,493
2,232	*	CRA International, Inc	60,108
18,470	*	CV Therapeutics, Inc	170,109
18,193	*	Dyax Corp	66,223
13,774	*	eResearch Technology, Inc	91,322
32,636	*	Exelixis, Inc	163,833
2,999	*	Exponent, Inc	90,210
7,980	*	Furmanite Corp	43,012
6,905	*	Hill International, Inc	48,611
6,373	*	Huron Consulting Group, Inc	364,982
24,569	*	Incyte Corp	93,117
27,836	*	Isis Pharmaceuticals, Inc	394,714
4,084	*	Kendle International, Inc	105,040
1,601		Landauer, Inc	117,353
3,272	*	LECG Corp	21,955
5,773	*	Lexicon Pharmaceuticals, Inc	8,082
12,678	*	Luminex Corp	270,802
834		MAXIMUS, Inc	29,282
3,739	*	Maxygen, Inc	33,352
359	*	Michael Baker Corp	13,251
13,796	*	Myriad Genetics, Inc	914,122
321		National Research Corp	9,296
14,854	*	Navigant Consulting, Inc	235,733
9,679	*	Omnicell, Inc	118,181
760	*	PharmaNet Development Group, Inc	692
4,335	*	PRG-Schultz International, Inc	17,687
19,053	*	Regeneron Pharmaceuticals, Inc	349,813
44,876	*	Rentech, Inc	30,516
9,081	*	Repligen Corp	34,326
14,131		Resources Connection, Inc	231,466
11,464	*	Rigel Pharmaceuticals, Inc	91,712
17,474	*	RTI Biologics, Inc	48,228
11,098	*	Sangamo Biosciences, Inc	38,621

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
17,301	*	Savient Pharmaceuticals, Inc	$100,173
18,925	*	Seattle Genetics, Inc	169,190
18,875	*	Sequenom, Inc	374,480
2,678	*	Stanley, Inc	96,997
4,808	*	Symyx Technologies, Inc	28,560
3,310	*	Tejon Ranch Co	81,889
18,133	*	Tetra Tech, Inc	437,911
1,210		VSE Corp	47,468
8,825		Watson Wyatt & Co Holdings (Class A)	422,012
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,449,105

FABRICATED METAL PRODUCTS - 0.89%
6,590	*	Akeena Solar, Inc	11,335
679		Ameron International Corp	42,723
2,150	*	Bway Holding Co	17,114
8,912	*	Chart Industries, Inc	94,735
4,441		CIRCOR International, Inc	122,128
3,872		Dynamic Materials Corp	74,768
3,644		Gulf Island Fabrication, Inc	52,510
625		Insteel Industries, Inc	7,056
8,944	*	Mobile Mini, Inc	128,972
6,916		Quanex Building Products Corp	64,803
3,837		Silgan Holdings, Inc	183,446
13,647	*	Smith & Wesson Holding Corp	30,979
3,471		Sun Hydraulics Corp	65,394
19,954	*	Taser International, Inc	105,357
		TOTAL FABRICATED METAL PRODUCTS	1,001,320

FISHING, HUNTING, AND TRAPPING - 0.02%
2,237	*	HQ Sustainable Maritime Industries, Inc	17,516
		TOTAL FISHING, HUNTING, AND TRAPPING	17,516

FOOD AND KINDRED PRODUCTS - 1.27%
5,591	*	AgFeed Industries, Inc	9,002
1,379	*	American Dairy, Inc	20,740
2,730	*	Boston Beer Co, Inc (Class A)	77,532
1,353		Coca-Cola Bottling Co Consolidated	62,184
24,979	*	Darling International, Inc	137,135
4,902		Diamond Foods, Inc	98,775
14,424		Flowers Foods, Inc	351,368
6,239		Lancaster Colony Corp	213,998
1,780		Lance, Inc	40,833
1,184	*	Lifeway Foods, Inc	10,632
166	*	M&F Worldwide Corp	2,565
340		National Beverage Corp	3,060
4,306	*	Peet's Coffee & Tea, Inc	100,115
1,826	*	Ralcorp Holdings, Inc	106,638
1,009		Sanderson Farms, Inc	34,871
15,085	*	Smart Balance, Inc	102,578
2,620		Tootsie Roll Industries, Inc	67,098
		TOTAL FOOD AND KINDRED PRODUCTS	1,439,124

FOOD STORES - 0.24%
353		Arden Group, Inc (Class A)	44,478

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,593	*	Great Atlantic & Pacific Tea Co, Inc	$22,528
1,350	*	Pantry, Inc	28,958
774		Ruddick Corp	21,401
9,572	*	Winn-Dixie Stores, Inc	154,109
		TOTAL FOOD STORES	271,474

FURNITURE AND FIXTURES - 0.22%
9,279		Herman Miller, Inc	120,906
1,229		HNI Corp	19,467
470		Hooker Furniture Corp	3,600
14,204		Tempur-Pedic International, Inc	100,706
		TOTAL FURNITURE AND FIXTURES	244,679

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
1,912		Haverty Furniture Cos, Inc	17,839
3,805	*	hhgregg, Inc	33,027
13,049		Knoll, Inc	117,703
8,141	*	Pier 1 Imports, Inc	3,012
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	171,581

GENERAL BUILDING CONTRACTORS - 0.41%
93		Amrep Corp	2,909
1,562	*	Cavco Industries, Inc	42,002
4,981		McGrath RentCorp	106,394
6,273	*	Perini Corp	146,663
5,843	*	Team, Inc	161,851
		TOTAL GENERAL BUILDING CONTRACTORS	459,819

GENERAL MERCHANDISE STORES - 0.08%
7,831	*	99 Cents Only Stores	85,593
484	*	Retail Ventures, Inc	1,679
		TOTAL GENERAL MERCHANDISE STORES	87,272

HEALTH SERVICES - 2.28%
7,511	*	Alliance Imaging, Inc	59,863
2,044	*	Almost Family, Inc	91,939
8,196	*	Amedisys, Inc	338,823
8,451	*	Assisted Living Concepts, Inc (A Shares)	35,072
3,669	*	Bio-Reference Labs, Inc	96,238
2,449	*	China Sky One Medical, Inc	39,160
2,476	*	Corvel Corp	54,422
1,371	*	Cross Country Healthcare, Inc	12,051
8,353	*	CryoLife, Inc	81,108
7,919	*	eHealth, Inc	105,164
5,832	*	Emeritus Corp	58,495
150		Ensign Group, Inc	2,511
6,914	*	Enzo Biochem, Inc	33,809
4,332	*	Genomic Health, Inc	84,387
2,664	*	Genoptix, Inc	90,789
3,506	*	Gentiva Health Services, Inc	102,586
10,959	*	Healthways, Inc	125,809
21,660	*	Immunomedics, Inc	36,822
1,652	*	IPC The Hospitalist Co, Inc	27,803
4,512	*	LHC Group, Inc	162,432

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,212	*	Life Sciences Research, Inc	$30,193
2,387		National Healthcare Corp	120,878
12,496	*	Nektar Therapeutics	69,478
747	*	Nighthawk Radiology Holdings, Inc	3,630
2,574	*	Odyssey HealthCare, Inc	23,810
17,152	*	Psychiatric Solutions, Inc	477,684
13,077	*	Sun Healthcare Group, Inc	115,731
12,515	*	Sunrise Senior Living, Inc	21,025
3,898	*	US Physical Therapy, Inc	51,960
2,526	*	Virtual Radiologic Corp	21,420
		TOTAL HEALTH SERVICES	2,575,092

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.18%
6,959	*	Comverge, Inc	34,099
8,323	*	Matrix Service Co	63,837
6,862	*	Orion Marine Group, Inc	66,287
2,305	*	Sterling Construction Co, Inc	42,735
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	206,958

HOLDING AND OTHER INVESTMENT OFFICES - 4.42%
4,562		Acadia Realty Trust	65,100
414		Alexander's, Inc	105,529
2,739		Associated Estates Realty Corp	25,007
1,134		Cherokee, Inc	19,675
7,812		Cousins Properties, Inc	108,196
2,404		Danvers Bancorp, Inc	32,141
2,502		EastGroup Properties, Inc	89,021
3,909		Equity Lifestyle Properties, Inc	149,949
1,045		Highwoods Properties, Inc	28,591
4,252		Home Properties, Inc	172,631
5,405		Inland Real Estate Corp	70,157
59,009		iShares Russell 2000 Growth Index Fund	3,001,199
4,833		Mid-America Apartment Communities, Inc	179,594
2,885		Omega Healthcare Investors, Inc	46,073
4,314		Potlatch Corp	112,207
1,307		PS Business Parks, Inc	58,371
1,874		Saul Centers, Inc	74,023
3,357		Sun Communities, Inc	46,998
9,669		Tanger Factory Outlet Centers, Inc	363,748
576		Universal Health Realty Income Trust	18,956
8,038		Washington Real Estate Investment Trust	227,475
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,994,641

HOTELS AND OTHER LODGING PLACES - 0.26%
1,760	*	Great Wolf Resorts, Inc	2,710
1,553	*	Monarch Casino & Resort, Inc	18,092
7,479	*	Morgans Hotel Group Co	34,852
1,965	*	Riviera Holdings Corp	5,895
8,824	*	Vail Resorts, Inc	234,719
		TOTAL HOTELS AND OTHER LODGING PLACES	296,268

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.08%
8,991	*	3PAR, Inc	68,961
4,240		Aaon, Inc	88,531

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,586		Actuant Corp (Class A)	$296,446
7,853	*	Altra Holdings, Inc	62,117
2,014		Ampco-Pittsburgh Corp	43,704
5,133	*	Astec Industries, Inc	160,817
2,277	*	Asyst Technologies, Inc	569
10,168	*	AuthenTec, Inc	16,981
2,497	*	Bolt Technology Corp	17,379
12,652	*	Cirrus Logic, Inc	33,907
6,458	*	Colfax Corp	67,099
569	*	Columbus McKinnon Corp	7,767
3,683	*	Cray, Inc	7,661
11,621		Curtiss-Wright Corp	388,025
2,228	*	Cymer, Inc	48,815
9,718	*	Dril-Quip, Inc	199,316
16,569	*	Elixir Gaming Technologies, Inc	2,154
12,354	*	Ener1, Inc	88,331
8,485	*	ENGlobal Corp	27,576
592	*	EnPro Industries, Inc	12,752
1,993	*	Entegris, Inc	4,365
4,735	*	Flanders Corp	22,207
6,882	*	Flotek Industries, Inc	17,343
10,352	*	Flow International Corp	25,052
5,638	*	Fuel Tech, Inc	59,706
4,385		Gorman-Rupp Co	136,461
3,086		Graham Corp	33,391
2,038	*	Harbin Electric, Inc	16,284
5,488	*	Immersion Corp	32,324
19,182	*	Intermec, Inc	254,737
7,856	*	Isilon Systems, Inc	25,846
10,660		Kaydon Corp	366,171
1,674	*	Key Technology, Inc	31,622
20,182	*	Kulicke & Soffa Industries, Inc	34,309
3,622		Lindsay Manufacturing Co	115,143
1,692		Lufkin Industries, Inc	58,374
4,808		Met-Pro Corp	64,043
24,877	*	Micros Systems, Inc	405,992
5,167	*	Middleby Corp	140,904
6,126	*	NATCO Group, Inc (Class A)	92,993
3,986	*	Natural Gas Services Group, Inc	40,378
12,252	*	Netezza Corp	81,353
1,560	*	Netgear, Inc	17,800
4,024		NN, Inc	9,215
10,414		Nordson Corp	336,268
764		Omega Flex, Inc	15,998
29,074		Palm, Inc	89,257
4,280	*	PMFG, Inc	40,917
32,859	*	Quantum Corp	11,829
1,072	*	Rackable Systems, Inc	4,224
6,914	*	RBC Bearings, Inc	140,216
456	*	Rimage Corp	6,115
17,450	*	Riverbed Technology, Inc	198,756
5,196		Robbins & Myers, Inc	84,019
6,510	*	Safeguard Scientifics, Inc	4,492
3,507		Sauer-Danfoss, Inc	30,686

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,195	*	Scansource, Inc	$119,378
5,436	*	Semitool, Inc	16,580
6,518	*	Sigma Designs, Inc	61,921
9,163	*	STEC, Inc	39,034
6,474	*	Super Micro Computer, Inc	40,980
4,368	*	T-3 Energy Services, Inc	41,234
4,814		Tennant Co	74,136
712	*	Thermadyne Holdings Corp	4,891
7,924	*	TurboChef Technologies, Inc	38,907
350		Twin Disc, Inc	2,412
7,254	*	Ultratech, Inc	86,758
12,156	*	VeriFone Holdings, Inc	59,564
3,745		Watsco, Inc	143,808
14,241		Woodward Governor Co	327,828
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,745,129

INSTRUMENTS AND RELATED PRODUCTS - 9.37%
6,769	*	Abaxis, Inc	108,507
10,427	*	Abiomed, Inc	171,211
10,684	*	Accuray, Inc	55,129
10,193	*	Affymetrix, Inc	30,477
19,632	*	Align Technology, Inc	171,780
6,099	*	Alphatec Holdings, Inc	14,333
22,735	*	American Medical Systems Holdings, Inc	204,388
2,850		American Science & Engineering, Inc	210,786
4,094		Analogic Corp	111,684
2,926	*	Angiodynamics, Inc	40,057
3,376	*	Argon ST, Inc	63,671
8,128	*	Arthrocare Corp	38,771
437		Atrion Corp	42,433
2,675	*	Axsys Technologies, Inc	146,751
4,258		Badger Meter, Inc	123,567
5,880	*	Bio-Rad Laboratories, Inc (Class A)	442,823
15,055	*	Bruker BioSciences Corp	60,822
1,511	*	CardioNet, Inc	37,246
17,716	*	Cepheid, Inc	183,892
706		Cohu, Inc	8,578
754	*	Conmed Corp	18,051
7,192	*	Cyberonics, Inc	119,171
2,665	*	Cynosure, Inc (Class A)	24,331
3,697		Datascope Corp	193,131
17,760	*	Depomed, Inc	29,304
7,520	*	DexCom, Inc	20,755
5,647	*	Dionex Corp	253,268
2,070	*	DXP Enterprises, Inc	30,243
8,049	*	ESCO Technologies, Inc	329,607
7,432	*	Esterline Technologies Corp	281,598
4,305	*	ev3, Inc	26,261
2,249	*	Exactech, Inc	37,873
4,987	*	FARO Technologies, Inc	84,081
4,290	*	FGX International Holdings Ltd	58,945
8,940	*	Formfactor, Inc	130,524
14,097	*	Fossil, Inc	235,420
7,957	*	Haemonetics Corp	449,572

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,677	*	Herley Industries, Inc	$20,594
1,623	*	ICU Medical, Inc	53,786
1,855	*	ICx Technologies, Inc	14,673
6,465	*	I-Flow Corp	31,032
7,716	*	II-VI, Inc	147,298
5,963	*	Insulet Corp	46,034
5,550	*	Integra LifeSciences Holdings Corp	197,414
1,771		Invacare Corp	27,486
27,068	*	ION Geophysical Corp	92,843
5,958	*	IRIS International, Inc	83,055
7,276	*	Ixia	42,055
2,074	*	Kensey Nash Corp	40,256
2,960	*	Kopin Corp	6,038
761	*	K-Tron International, Inc	60,804
3,131	*	L-1 Identity Solutions, Inc	21,103
3,228	*	LaBarge, Inc	46,322
2,718	*	LTX-Credence Corp	734
14,171	*	Masimo Corp	422,721
1,598	*	Medical Action Industries, Inc	15,980
10,500		Mentor Corp	324,765
8,463	*	Merit Medical Systems, Inc	151,742
5,006	*	Micrus Endovascular Corp	58,120
3,251		Mine Safety Appliances Co	77,731
931	*	MKS Instruments, Inc	13,769
1,760		MTS Systems Corp	46,886
8,470	*	Natus Medical, Inc	109,687
4,531	*	Neogen Corp	113,184
11,094	*	NuVasive, Inc	384,407
5,744	*	NxStage Medical, Inc	15,336
1,874	*	Orthofix International NV	28,728
20,950	*	Orthovita, Inc	71,021
1,079	*	OYO Geospace Corp	18,850
9,025	*	Rofin-Sinar Technologies, Inc	185,735
1,140	*	Rudolph Technologies, Inc	4,024
4,662	*	Sirona Dental Systems, Inc	48,951
3,960	*	Somanetics Corp	65,380
3,275	*	Sonic Solutions, Inc	5,764
5,176	*	SonoSite, Inc	98,758
8,789	*	Spectranetics Corp	22,939
4,220	*	Star Scientific, Inc	16,163
7,826	*	Stereotaxis, Inc	34,434
18,010		STERIS Corp	430,259
3,009	*	Symmetry Medical, Inc	23,982
3,907	*	Synovis Life Technologies, Inc	73,217
10,980	*	Teledyne Technologies, Inc	489,160
16,843	*	Thoratec Corp	547,230
4,169	*	Trans1, Inc	30,058
8,594	*	Varian, Inc	287,985
8,024	*	Veeco Instruments, Inc	50,872
4,119	*	Vision-Sciences, Inc	6,302
2,485	*	Vital Images, Inc	34,566
21,260	*	Vivus, Inc	113,103
4,027	*	Vnus Medical Technologies, Inc	65,318
14,599	*	Volcano Corp	218,985

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,515	*	Wright Medical Group, Inc	$235,251
6,428	*	Zoll Medical Corp	121,425
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,583,356

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
1,581		Life Partners Holdings, Inc	68,995
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	68,995

INSURANCE CARRIERS - 0.60%
393		Amtrust Financial Services, Inc	4,559
3,178	*	Argo Group International Holdings Ltd	107,798
10,205	*	Catalyst Health Solutions, Inc	248,491
1,302	*	Centene Corp	25,662
1,122		Employers Holdings, Inc	18,513
1,026	*	Enstar Group Ltd	60,678
812	*	First Mercury Financial Corp	11,579
2,624	*	Primus Guaranty Ltd	2,991
6,259	*	RadNet, Inc	20,968
6,117		Tower Group, Inc	172,561
		TOTAL INSURANCE CARRIERS	673,800

JUSTICE, PUBLIC ORDER AND SAFETY - 0.27%
4,124	*	China Fire & Security Group, Inc	28,084
15,643	*	Geo Group, Inc	282,044
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	310,128

LEATHER AND LEATHER PRODUCTS - 0.46%
23,133	*	CROCS, Inc	28,685
12,719	*	Iconix Brand Group, Inc	124,392
1,262		Weyco Group, Inc	41,709
15,433		Wolverine World Wide, Inc	324,710
		TOTAL LEATHER AND LEATHER PRODUCTS	519,496

LEGAL SERVICES - 0.08%
2,349	*	Pre-Paid Legal Services, Inc	87,594
		TOTAL LEGAL SERVICES	87,594

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
1,289	*	Emergency Medical Services Corp (Class A)	47,190
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	47,190

LUMBER AND WOOD PRODUCTS - 0.17%
2,343		American Woodmark Corp	42,713
11,058	*	Champion Enterprises, Inc	6,192
3,180		Deltic Timber Corp	145,485
		TOTAL LUMBER AND WOOD PRODUCTS	194,390

METAL MINING - 0.11%
12,095	*	Allied Nevada Gold Corp	61,200
6,549	*	Apex Silver Mines Ltd	6,418
8,528	*	ShengdaTech, Inc	30,019
4,308	*	Stillwater Mining Co	21,282
12,385	*	Uranium Resources, Inc	9,536
		TOTAL METAL MINING	128,455

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
10,343		Daktronics, Inc	$96,810
9,802	*	Leapfrog Enterprises, Inc	34,307
1,579		Marine Products Corp	8,874
16,850	*	Shuffle Master, Inc	83,576
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	223,567

MISCELLANEOUS RETAIL - 1.48%
8,230	*	1-800-FLOWERS.COM, Inc (Class A)	31,439
1,418	*	Bidz.com, Inc	6,523
4,150	*	Blue Nile, Inc	101,634
9,387	*	Borders Group, Inc	3,755
3,970		Cash America International, Inc	108,580
9,819	*	CKX, Inc	36,036
17,125	*	Coldwater Creek, Inc	48,806
23,992	*	Drugstore.Com	29,750
11,960	*	Ezcorp, Inc (Class A)	181,912
3,287	*	Fuqi International, Inc	20,577
6,968	*	GSI Commerce, Inc	73,303
8,719	*	Hibbett Sports, Inc	136,975
14,989	*	Marvel Entertainment, Inc	460,911
9,576		Nutri/System, Inc	139,714
4,804	*	Overstock.com, Inc	51,787
2,617	*	PC Mall, Inc	10,494
4,368		Pricesmart, Inc	90,243
5,577	*	Shutterfly, Inc	38,983
4,221	*	Stamps.com, Inc	41,492
1,281		Systemax, Inc	13,796
5,976	*	Zumiez, Inc	44,521
		TOTAL MISCELLANEOUS RETAIL	1,671,231

MOTION PICTURES - 0.49%
3,321		Cinemark Holdings, Inc	24,675
4,963	*	Gaiam, Inc (Class A)	22,929
2,190	*	Macrovision Solutions Corp	27,704
13,183		National CineMedia, Inc	133,676
500	*	RHI Entertainment, Inc	4,060
39,632	*	tw telecom inc (Class A)	335,682
		TOTAL MOTION PICTURES	548,726

NONDEPOSITORY INSTITUTIONS - 0.44%
3,503		Advance America Cash Advance Centers, Inc	6,621
1,205	*	Credit Acceptance Corp	16,509
5,831	*	First Cash Financial Services, Inc	111,139
12,076	*	First Marblehead Corp	15,578
8,006	*	Mercadolibre, Inc	131,377
2,394	*	Mitcham Industries, Inc	9,504
2,034	*	NewStar Financial, Inc	8,116
16,479	*	thinkorswim Group, Inc	92,612
5,093	*	World Acceptance Corp	100,638
		TOTAL NONDEPOSITORY INSTITUTIONS	492,094

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.34%
2,578		AMCOL International Corp	$54,009
5,230		Compass Minerals International, Inc	306,792
13,985	*	General Moly, Inc	16,502
246	*	United States Lime & Minerals, Inc	5,892
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	383,195

OIL AND GAS EXTRACTION - 4.13%
12,619	*	Abraxas Petroleum Corp	9,086
1,053		APCO Argentina, Inc	28,041
3,074	*	Approach Resources, Inc	22,471
11,681	*	Arena Resources, Inc	328,119
10,873		Atlas America, Inc	161,464
8,939	*	ATP Oil & Gas Corp	52,293
12,554	*	Basic Energy Services, Inc	163,704
8,495		Berry Petroleum Co (Class A)	64,222
5,162	*	Bill Barrett Corp	109,073
1,230	*	BMB Munai, Inc	1,710
904	*	Cal Dive International, Inc	5,885
12,949	*	Cano Petroleum, Inc	5,698
8,329	*	Carrizo Oil & Gas, Inc	134,097
13,346	*	Cheniere Energy, Inc	38,036
1,720	*	Clayton Williams Energy, Inc	78,157
14,133	*	Comstock Resources, Inc	667,783
17,227	*	Concho Resources, Inc	393,120
4,090	*	Contango Oil & Gas Co	230,267
1,552	*	Dawson Geophysical Co	27,641
19,226	*	Delta Petroleum Corp	91,516
2,756	*	Double Eagle Petroleum Co	19,347
32,464	*	Endeavour International Corp	16,232
9,590	*	Energy Partners Ltd	12,947
3,510	*	Energy Recovery, Inc	26,606
3,720		Energy XXI Bermuda Ltd	2,939
43,305	*	EXCO Resources, Inc	392,343
13,482	*	FX Energy, Inc	37,615
25,049	*	Gasco Energy, Inc	9,769
11,364	*	GeoGlobal Resources, Inc	18,182
808	*	Geokinetics, Inc	1,996
850	*	Geomet, Inc	1,462
1,881	*	Georesources, Inc	16,346
1,929	*	GMX Resources, Inc	48,842
6,995	*	Goodrich Petroleum Corp	209,500
2,200	*	Gulfport Energy Corp	8,690
4,581		Houston American Energy Corp	15,484
18,795	*	McMoRan Exploration Co	184,191
5,883	*	Northern Oil And Gas, Inc	15,296
4,437	*	Oilsands Quest, Inc	3,239
2,330		Panhandle Oil and Gas, Inc (Class A)	41,940
12,421	*	Parallel Petroleum Corp	24,966
5,914	*	Parker Drilling Co	17,151
12,965		Penn Virginia Corp	336,831
4,670	*	Petroleum Development Corp	112,407
6,283	*	Petroquest Energy, Inc	42,473
1,507	*	Pioneer Drilling Co	8,394
4,960	*	PowerSecure International, Inc	16,318

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,050		Precision Drilling Trust	$17,200
225	*	PrimeEnergy Corp	11,689
6,484	*	Quest Resource Corp	2,853
6,257	*	RAM Energy Resources, Inc	5,506
5,156	*	Rex Energy Corp	15,159
8,638		RPC, Inc	84,307
901	*	Stone Energy Corp	9,929
15,684	*	Sulphco, Inc	14,743
3,630	*	Superior Well Services, Inc	36,300
7,320	*	Tri-Valley Corp	13,176
1,191	*	Union Drilling, Inc	6,181
5,560	*	Vaalco Energy, Inc	41,366
6,200	*	Venoco, Inc	16,802
18,442	*	Warren Resources, Inc	36,700
12,044	*	Willbros Group, Inc	102,013
		TOTAL OIL AND GAS EXTRACTION	4,667,813

PAPER AND ALLIED PRODUCTS - 0.24%
15,374	*	Cenveo, Inc	68,414
48,497	*	Graphic Packaging Holding Co	55,287
4,435		Rock-Tenn Co (Class A)	151,588
		TOTAL PAPER AND ALLIED PRODUCTS	275,289

PERSONAL SERVICES - 0.36%
8,418	*	Coinstar, Inc	164,235
26,991	*	Sally Beauty Holdings, Inc	153,579
2,835	*	Steiner Leisure Ltd	83,689
		TOTAL PERSONAL SERVICES	401,503

PETROLEUM AND COAL PRODUCTS - 0.31%
2,192	*	American Oil & Gas, Inc	1,754
6,962	*	CVR Energy, Inc	27,848
68,825	*	Gran Tierra Energy, Inc	192,710
2,015	*	Headwaters, Inc	13,601
2,856		Quaker Chemical Corp	46,981
2,554		WD-40 Co	72,253
		TOTAL PETROLEUM AND COAL PRODUCTS	355,147

PRIMARY METAL INDUSTRIES - 0.78%
4,472		Belden CDT, Inc	93,375
1,759	*	Coleman Cable, Inc	7,968
5,170	*	Fushi Copperweld, Inc	27,246
3,192	*	General Steel Holdings, Inc	12,576
1,043	*	Haynes International, Inc	25,679
9,136		Matthews International Corp (Class A)	335,108
9,470	*	Metalico, Inc	14,679
1,065		Mueller Industries, Inc	26,710
2,046		Olympic Steel, Inc	41,677
1,100	*	Sutor Technology Group Ltd	2,541
7,259		Texas Industries, Inc	250,436
240	*	Universal Stainless & Alloy	3,478
3,270		Worthington Industries, Inc	36,035
		TOTAL PRIMARY METAL INDUSTRIES	877,508

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.45%
610		Bowne & Co, Inc	$3,587
7,017	*	China Information Security Technology, Inc	25,261
1,642	*	Consolidated Graphics, Inc	37,175
7,788	*	Dolan Media Co	51,322
1,140		Harte-Hanks, Inc	7,114
7,461	*	Martha Stewart Living Omnimedia, Inc (Class A)	19,399
2,897		Multi-Color Corp	45,831
3,806	*	Playboy Enterprises, Inc (Class B)	8,221
8,026	*	Presstek, Inc	25,763
1,106		Standard Register Co	9,877
11,499	*	Valassis Communications, Inc	15,179
13,761	*	VistaPrint Ltd	256,091
		TOTAL PRINTING AND PUBLISHING	504,820

RAILROAD TRANSPORTATION - 0.18%
6,866	*	Genesee & Wyoming, Inc (Class A)	209,413
		TOTAL RAILROAD TRANSPORTATION	209,413

REAL ESTATE - 0.12%
1,166		Consolidated-Tomoka Land Co	44,530
2,220		DuPont Fabros Technology, Inc	4,595
654	*	Forestar Real Estate Group, Inc	6,226
13,971		Grubb & Ellis Co	17,324
8,514	*	LoopNet, Inc	58,066
1,390		Thomas Properties Group, Inc	3,600
		TOTAL REAL ESTATE	134,341

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.21%
1,641	*	AEP Industries, Inc	28,849
4,007	*	Deckers Outdoor Corp	320,039
6,274	*	Metabolix, Inc	79,805
603	*	Skechers U.S.A., Inc (Class A)	7,730
11,148		Titan International, Inc	91,971
1,323	*	Trex Co, Inc	21,777
19,280		Tupperware Corp	437,656
10,062		West Pharmaceutical Services, Inc	380,042
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,367,869

SECURITY AND COMMODITY BROKERS - 1.12%
3,027		Cohen & Steers, Inc	33,267
603		Diamond Hill Investment Group, Inc	39,195
3,463	*	Duff & Phelps Corp (Class A)	66,213
2,605		Epoch Holding Corp	19,772
8,490	*	FCStone Group, Inc	37,611
623		Fifth Street Finance Corp	4,704
829		GAMCO Investors, Inc (Class A)	22,648
20,598		GFI Group, Inc	72,917
5,355		Greenhill & Co, Inc	373,617
12,534	*	Interactive Brokers Group, Inc (Class A)	224,232
1,031	*	International Assets Holding Corp	8,846
551	*	KBW, Inc	12,673
3,360	*	Knight Capital Group, Inc (Class A)	54,264
32,416	*	Ladenburg Thalmann Financial Services, Inc	23,340

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,338		optionsXpress Holdings, Inc	$178,196
2,559		Pzena Investment Management, Inc (Class A)	10,799
403	*	Stifel Financial Corp	18,478
3,153		US Global Investors, Inc (Class A)	15,418
316		Value Line, Inc	10,908
1,297		Westwood Holdings Group, Inc	36,848
		TOTAL SECURITY AND COMMODITY BROKERS	1,263,946

SOCIAL SERVICES - 0.01%
666	*	Capital Senior Living Corp	1,985
3,481	*	Providence Service Corp	5,047
		TOTAL SOCIAL SERVICES	7,032

SPECIAL TRADE CONTRACTORS - 0.52%
927		Alico, Inc	37,998
10,912	*	AsiaInfo Holdings, Inc	129,198
5,145		Chemed Corp	204,618
8,038	*	EMCOR Group, Inc	180,292
540	*	Integrated Electrical Services, Inc	4,730
1,342	*	Layne Christensen Co	32,221
		TOTAL SPECIAL TRADE CONTRACTORS	589,057

STONE, CLAY, AND GLASS PRODUCTS - 0.42%
4,791		Apogee Enterprises, Inc	49,635
7,325	*	Cabot Microelectronics Corp	190,963
6,349		CARBO Ceramics, Inc	225,580
7,037		Libbey, Inc	8,796
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	474,974

TEXTILE MILL PRODUCTS - 0.07%
16,763		Interface, Inc (Class A)	77,780
6,232	*	Xerium Technologies, Inc	4,113
		TOTAL TEXTILE MILL PRODUCTS	81,893

TOBACCO PRODUCTS - 0.12%
10,083		Vector Group Ltd	137,330
		TOTAL TOBACCO PRODUCTS	137,330

TRANSPORTATION BY AIR - 0.56%
3,376	*	Air Methods Corp	53,982
19,505	*	Airtran Holdings, Inc	86,602
3,573	*	Allegiant Travel Co	173,541
11,519	*	Hawaiian Holdings, Inc	73,491
2,849	*	PHI, Inc	39,914
18,590		UAL Corp	204,863
		TOTAL TRANSPORTATION BY AIR	632,393

TRANSPORTATION EQUIPMENT - 2.51%
2,672	*	AAR Corp	49,192
3,203	*	Aerovironment, Inc	117,902
2,045		American Railcar Industries, Inc	21,534
7,158	*	Amerigon, Inc (Class A)	23,335
9,576		Clarcor, Inc	317,732
7,700	*	Cogo Group, Inc	37,422

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,124	*	Force Protection, Inc	$72,502
353		Freightcar America, Inc	6,449
3,582	*	Fuel Systems Solutions, Inc	117,346
18,564	*	GenCorp, Inc	68,316
2,380	*	GenTek, Inc	35,819
3,793	*	Hayes Lemmerz International, Inc	1,707
6,839		Heico Corp	265,558
405		Kaman Corp	7,343
1,917	*	LMI Aerospace, Inc	21,796
17,927	*	Orbital Sciences Corp	350,114
8,985		Polaris Industries, Inc	257,420
873		Spartan Motors, Inc	4,129
10,361	*	TransDigm Group, Inc	347,819
2,885		Triumph Group, Inc	122,497
9,130	*	Visteon Corp	3,196
13,020		Westinghouse Air Brake Technologies Corp	517,544
8,651		Winnebago Industries, Inc	52,166
5,580	*	Wonder Auto Technology, Inc	21,874
		TOTAL TRANSPORTATION EQUIPMENT	2,840,712

TRANSPORTATION SERVICES - 0.29%
5,668		Ambassadors Group, Inc	52,146
1,279	*	Dynamex, Inc	18,865
7,526	*	HUB Group, Inc (Class A)	199,664
1,208	*	Orbitz Worldwide, Inc	4,687
4,534		Pacer International, Inc	47,290
		TOTAL TRANSPORTATION SERVICES	322,652

TRUCKING AND WAREHOUSING - 0.50%
8,965		Forward Air Corp	217,581
11,110		Heartland Express, Inc	175,094
5,957	*	Old Dominion Freight Line	169,536
508	*	Universal Truckload Services, Inc	7,193
		TOTAL TRUCKING AND WAREHOUSING	569,404

WATER TRANSPORTATION - 0.99%
10,469	*	American Commercial Lines, Inc	51,298
5,953		DHT Maritime, Inc	32,980
14,496		Eagle Bulk Shipping, Inc	98,863
7,640		Genco Shipping & Trading Ltd	113,072
14,743		General Maritime Corp	159,224
9,240		Golar LNG Ltd	62,462
5,201	*	Gulfmark Offshore, Inc	123,732
10,249		Horizon Lines, Inc (Class A)	35,769
4,999		Knightsbridge Tankers Ltd	73,235
2,819		Nordic American Tanker Shipping	95,141
13,100	*	Odyssey Marine Exploration, Inc	42,182
12,656		Ship Finance International Ltd	139,849
3,323	*	TBS International Ltd (Class A)	33,330
4,421		Teekay Tankers Ltd (Class A)	56,147
		TOTAL WATER TRANSPORTATION	1,117,284

WHOLESALE TRADE-DURABLE GOODS - 2.44%
3,721		Applied Industrial Technologies, Inc	70,401

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,948		Barnes Group, Inc	$216,746
6,724	*	Beacon Roofing Supply, Inc	93,329
2,933	*	Cardtronics, Inc	3,784
3,237	*	Chindex International, Inc	25,734
9,124	*	Conceptus, Inc	138,867
6,356	*	DemandTec, Inc	51,293
1,687	*	Digi International, Inc	13,682
514	*	Drew Industries, Inc	6,168
5,048	*	Hansen Medical, Inc	36,447
5,217		Houston Wire & Cable Co	48,570
17,614		Knight Transportation, Inc	283,938
5,814	*	MedAssets, Inc	84,884
3,267	*	MWI Veterinary Supply, Inc	88,078
11,576		Owens & Minor, Inc	435,836
12,059		Pool Corp	216,700
18,997	*	PSS World Medical, Inc	357,524
15,920	*	Solera Holdings, Inc	383,672
2,128	*	Titan Machinery, Inc	29,920
12,296	*	TomoTherapy, Inc	29,264
12,008	*	Tyler Technologies, Inc	143,856
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,758,693

WHOLESALE TRADE-NONDURABLE GOODS - 1.51%
1,140		Aceto Corp	11,411
17,276	*	Akorn, Inc	39,735
20,493	*	Alliance One International, Inc	60,249
45,243		Allscripts Healthcare Solutions, Inc	448,812
5,916	*	BMP Sunstone Corp	32,952
1,232	*	Clearwater Paper Corp	10,336
5,347	*	Green Mountain Coffee Roasters, Inc	206,929
1,356	*	Hain Celestial Group, Inc	25,886
3,290	*	LSB Industries, Inc	27,373
1,766		Men's Wearhouse, Inc	23,912
5,015		Myers Industries, Inc	40,120
10,194		Nu Skin Enterprises, Inc (Class A)	106,323
1,838	*	Perry Ellis International, Inc	11,653
741		Spartan Stores, Inc	17,228
3,153	*	Synutra International, Inc	34,746
7,748	*	Tractor Supply Co	280,013
4,055	*	United Natural Foods, Inc	72,260
5,779	*	Volcom, Inc	62,991
6,506		Zep, Inc	125,631
5,891	*	Zhongpin, Inc	70,692
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,709,252

		TOTAL COMMON STOCKS	112,653,622
		(Cost $156,095,051)

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 0.00%**

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
100		State Street Navigator Securities Lending Prime Portfolio	$100
			100
		TOTAL SHORT-TERM INVESTMENTS	100
		(Cost $100)

		TOTAL INVESTMENTS - 99.71%	112,653,722
		(Cost $156,095,151)

		OTHER ASSETS & LIABILITIES, NET - 0.29%	331,392

		NET ASSETS - 100.00%	$112,985,114

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.

		At December 31, 2008, the net unrealized depreciation on investment was $43,441,429,
		consisting of gross unrealized appreciation of $6,884,428 and gross unrealized depreciation of
		$50,325,857.

TIAA-CREF FUNDS - Small-Cap Value Index Fund

		TIAA-CREF FUNDS
		SMALL-CAP VALUE INDEX FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		December 31, 2+008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.18%

AGRICULTURAL PRODUCTION-CROPS - 0.19%
15,811	*	Chiquita Brands International, Inc	$233,686
1,303		Griffin Land & Nurseries, Inc (Class A)	48,029
		TOTAL AGRICULTURAL PRODUCTION-CROPS	281,715

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
428		Cal-Maine Foods, Inc	12,284
130		Seaboard Corp	155,220
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	167,504

AMUSEMENT AND RECREATION SERVICES - 0.38%
3,489		Churchill Downs, Inc	141,025
27,669	*	Live Nation, Inc	158,820
22,129	*	Pinnacle Entertainment, Inc	169,951
28,244	*	Six Flags, Inc	8,756
4,817		Speedway Motorsports, Inc	77,602
		TOTAL AMUSEMENT AND RECREATION SERVICES	556,154

APPAREL AND ACCESSORY STORES - 1.61%
10,875		Bebe Stores, Inc	81,236
15,448		Brown Shoe Co, Inc	130,845
1,370	*	Cache, Inc	2,767
21,142	*	Carter's, Inc	407,195
12,971	*	Casual Male Retail Group, Inc	6,745
8,197		Cato Corp (Class A)	123,775
6,644	*	Charlotte Russe Holding, Inc	43,120
42,155	*	Charming Shoppes, Inc	102,858
44,269	*	Chico's FAS, Inc	185,044
8,527	*	Children's Place Retail Stores, Inc	184,865
4,335		Christopher & Banks Corp	24,276
23,337	*	Collective Brands, Inc	273,510
16,427	*	Dress Barn, Inc	176,426
2,239	*	DSW, Inc (Class A)	27,898
10,547		Finish Line, Inc (Class A)	59,063
15,955	*	HOT Topic, Inc	147,903
5,240	*	JOS A Bank Clothiers, Inc	137,026
8,395	*	New York & Co, Inc	19,476
22,661	*	Pacific Sunwear Of California, Inc	36,031
3,058	*	Shoe Carnival, Inc	29,204
13,990		Stage Stores, Inc	115,418
2,415		Syms Corp	21,445
8,667		Talbots, Inc	20,714
1,492	*	Tween Brands, Inc	6,445
		TOTAL APPAREL AND ACCESSORY STORES	2,363,285

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
APPAREL AND OTHER TEXTILE PRODUCTS - 0.26%
4,690		Columbia Sportswear Co	$165,885
1,821	*	G-III Apparel Group Ltd	11,636
2,946	*	Gymboree Corp	76,861
4,141	*	Maidenform Brands, Inc	42,031
45,615	*	Quiksilver, Inc	83,932
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	380,345

AUTO REPAIR, SERVICES AND PARKING - 0.20%
3,427	*	Amerco, Inc	118,334
8,053	*	Dollar Thrifty Automotive Group, Inc	8,778
5,532		Monro Muffler, Inc	141,066
814	*	Standard Parking Corp	15,743
958	*	Wright Express Corp	12,071
		TOTAL AUTO REPAIR, SERVICES AND PARKING	295,992

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
3,681	*	America's Car-Mart, Inc	50,835
11,657		Asbury Automotive Group, Inc	53,272
6,951	*	MarineMax, Inc	23,564
12,264	*	Rush Enterprises, Inc (Class A)	105,102
9,522		Sonic Automotive, Inc (Class A)	37,898
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	270,671

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
5,493	*	Builders FirstSource, Inc	8,404
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,404

BUSINESS SERVICES - 6.40%
147,237	*	3Com Corp	335,700
730	*	3D Systems Corp	5,796
16,922		Aaron Rents, Inc	450,463
15,964		ABM Industries, Inc	304,114
22,306		Acxiom Corp	180,902
17,039		Aircastle Ltd	81,446
2,806		American Software, Inc (Class A)	13,188
588	*	AMN Healthcare Services, Inc	4,974
4,694	*	Ariba, Inc	33,844
1,406		Asset Acceptance Capital Corp	7,185
16,338	*	Avocent Corp	292,614
4,659		BGC Partners, Inc (Class A)	12,859
1,187		Blackbaud, Inc	16,025
7,793	*	Bottomline Technologies, Inc	55,330
18,340		Brady Corp (Class A)	439,243
8,935	*	CACI International, Inc (Class A)	402,879
546	*	CAI International, Inc	1,731
19,196	*	Ciber, Inc	92,333
6,278	*	Cogent, Inc	85,192
8,699		Compass Diversified Trust	97,864
846		Computer Programs & Systems, Inc	22,673
5,469	*	COMSYS IT Partners, Inc	12,251
6,271	*	CSG Systems International, Inc	109,554
3,828	*	DealerTrack Holdings, Inc	45,515
680	*	Deltek, Inc	3,155
8,984		Deluxe Corp	134,401

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
142	*	Digimarc Corp	$1,423
8,421	*	DynCorp International, Inc (Class A)	127,747
7,623		Electro Rent Corp	85,073
19,418	*	Electronics for Imaging, Inc	185,636
21,659	*	Epicor Software Corp	103,963
4,536	*	EPIQ Systems, Inc	75,797
17,752		Fair Isaac Corp	299,299
4,202	*	First Advantage Corp (Class A)	59,458
8,555	*	Gerber Scientific, Inc	43,716
11,244		Gevity HR, Inc	16,978
6,723	*	Global Cash Access, Inc	14,925
6,252	*	H&E Equipment Services, Inc	48,203
6,271		Heidrick & Struggles International, Inc	135,077
5,180	*	HSW International, Inc	1,968
1,201	*	Hudson Highland Group, Inc	4,023
5,147	*	Hypercom Corp	5,559
5,993	*	i2 Technologies, Inc	38,295
1,218	*	ICT Group, Inc	5,578
12,247		infoGROUP, Inc	58,051
5,221		Infospace, Inc	39,419
7,011		Interactive Data Corp	172,891
9,508	*	Internap Network Services Corp	23,770
4,572	*	Internet Brands, Inc (Class A)	26,609
5,435	*	Internet Capital Group, Inc	29,621
2,441	*	Interwoven, Inc	30,757
2,418		Jack Henry & Associates, Inc	46,933
8,746	*	JDA Software Group, Inc	114,835
9,576		Kelly Services, Inc (Class A)	124,584
2,150	*	Kenexa Corp	17,157
3,678	*	Keynote Systems, Inc	28,357
9,989	*	Kforce, Inc	76,716
15,739	*	Korn/Ferry International	179,739
6,130	*	Limelight Networks, Inc	15,019
30,990	*	Mentor Graphics Corp	160,218
16,786	*	ModusLink Global Solutions, Inc	48,512
1,070	*	Monotype Imaging Holdings, Inc	6,206
34,433	*	MPS Group, Inc	259,280
16,135	*	MSC.Software Corp	107,782
12,568	*	Ness Technologies, Inc	53,791
1,898	*	Netscout Systems, Inc	16,361
13,345	*	On Assignment, Inc	75,666
31,169	*	OpenTV Corp (Class A)	38,338
640	*	Opnet Technologies, Inc	6,310
2,490	*	Parametric Technology Corp	31,499
2,323		PC-Tel, Inc	15,262
12,237	*	Perficient, Inc	58,493
32,269	*	Perot Systems Corp (Class A)	441,116
1,920		Portfolio Recovery Associates, Inc	64,973
2,922	*	Premiere Global Services, Inc	25,158
1,368	*	Progress Software Corp	26,348
26,414	*	Quest Software, Inc	332,552
1,530	*	Rackspace Hosting, Inc	8,231
8,191	*	Radisys Corp	45,296
7,114	*	Raser Technologies, Inc	26,962

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,949	*	RealNetworks, Inc	$66,890
24,367	*	Rent-A-Center, Inc	430,078
4,082	*	S1 Corp	32,207
2,424	*	Smith Micro Software, Inc	13,477
17,192	*	SonicWALL, Inc	68,424
1,426	*	Sourcefire, Inc	7,986
10,556	*	Spherion Corp	23,329
7,021	*	SRA International, Inc (Class A)	121,112
4,285	*	SupportSoft, Inc	9,556
4,698	*	Sybase, Inc	116,369
6,076	*	SYNNEX Corp	68,841
3,827		TAL International Group, Inc	53,961
1,915		Textainer Group Holdings Ltd	20,299
1,972		TheStreet.com, Inc	5,719
7,032	*	THQ, Inc	29,464
68,089	*	TIBCO Software, Inc	353,382
905		TNS, Inc	8,498
14,631	*	TrueBlue, Inc	140,019
28,159		United Online, Inc	170,925
7,886		Viad Corp	195,100
4,075	*	Vignette Corp	38,346
390	*	Virtusa Corp	2,200
4,882	*	Volt Information Sciences, Inc	35,297
2,101	*	Websense, Inc	31,452
7,579	*	Web.com Group, Inc	27,739
		TOTAL BUSINESS SERVICES	9,397,431

CHEMICALS AND ALLIED PRODUCTS - 3.30%
5,511	*	Albany Molecular Research, Inc	53,677
580		American Vanguard Corp	6,786
5,879		Arch Chemicals, Inc	153,266
21,079	*	Arena Pharmaceuticals, Inc	87,899
6,119	*	Aventine Renewable Energy Holdings, Inc	3,977
2,020	*	BioForm Medical, Inc	1,838
5,313		Cambrex Corp	24,546
471	*	Chattem, Inc	33,691
7,666	*	China Precision Steel, Inc	9,583
2,844	*	Cypress Bioscience, Inc	19,453
2,151	*	Cytokinetics, Inc	6,130
9,117	*	Elizabeth Arden, Inc	114,965
1,552	*	Emergent Biosolutions, Inc	40,523
2,002		Ferro Corp	14,114
10,865	*	Geron Corp	50,740
17,682		H.B. Fuller Co	284,857
43,723	*	Human Genome Sciences, Inc	92,693
6,759	*	ICO, Inc	21,358
2,179		Innophos Holdings, Inc	43,166
3,295		Innospec, Inc	19,408
4,817		Inter Parfums, Inc	36,995
960	*	Jazz Pharmaceuticals, Inc	1,853
5,749		Kaiser Aluminum Corp	129,467
7,130		Koppers Holdings, Inc	154,151
5,599		Mannatech, Inc	13,718
8,414	*	MannKind Corp	28,860

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,725		Minerals Technologies, Inc	$152,353
18,880	*	Nabi Biopharmaceuticals	63,248
1,011		NL Industries, Inc	13,547
27,292		Olin Corp	493,438
11,146	*	OM Group, Inc	235,292
1,730	*	OraSure Technologies, Inc	6,366
3,483	*	Pacific Ethanol, Inc	1,533
13,211	*	Par Pharmaceutical Cos, Inc	177,160
11,105	*	PharMerica Corp	174,015
33,844	*	PolyOne Corp	106,609
13,075	*	Prestige Brands Holdings, Inc	137,941
15,001	*	Rockwood Holdings, Inc	162,011
18,356	*	Salix Pharmaceuticals Ltd	162,083
17,544		Sensient Technologies Corp	418,951
8,427	*	Solutia, Inc	37,922
1,419		Stepan Co	66,679
16,478	*	Unifi, Inc	46,468
29,505	*	USEC, Inc	132,477
12,474	*	Valeant Pharmaceuticals International	285,655
29,159	*	Viropharma, Inc	379,650
7,007		Westlake Chemical Corp	114,144
6,087	*	WR Grace & Co	36,339
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,851,595

COAL MINING - 0.00%**
850	*	National Coal Corp	1,080
360	*	Westmoreland Coal Co	3,996
		TOTAL COAL MINING	5,076

COMMUNICATIONS - 1.63%
9,371		Adtran, Inc	139,440
7,820		Alaska Communications Systems Group, Inc	73,352
10,153	*	Anixter International, Inc	305,809
3,380		Atlantic Tele-Network, Inc	89,739
6,388	*	Audiovox Corp (Class A)	32,004
17,372	*	Brightpoint, Inc	75,568
4,048	*	Centennial Communications Corp (Class A)	32,627
85,615	*	Charter Communications, Inc (Class A)	7,003
83,855	*	Cincinnati Bell, Inc	161,841
68,158		Citadel Broadcasting Corp	10,905
5,215		Consolidated Communications Holdings, Inc	61,954
9,001	*	Cox Radio, Inc (Class A)	54,096
1,637	*	Crown Media Holdings, Inc (Class A)	4,665
11,803	*	Cumulus Media, Inc (Class A)	29,389
1,302	*	DG FastChannel, Inc	16,249
12,688		Entercom Communications Corp (Class A)	15,606
13,986	*	Entravision Communications Corp (Class A)	21,818
32,508		Fairpoint Communications, Inc	106,626
40,985	*	FiberTower Corp	6,558
2,442		Fisher Communications, Inc	50,403
16,725	*	General Communication, Inc (Class A)	135,305
5,745	*	GeoEye, Inc	110,476
6,461	*	Global Crossing Ltd	51,300
12,267	*	Globalstar, Inc	2,453

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,518		Gray Television, Inc	$6,207
10,850		Ibasis, Inc	15,299
25,482	*	ICO Global Communications Holdings Ltd (Class A)	28,795
18,834	*	IDT Corp (Class B)	7,534
10,266		Iowa Telecommunications Services, Inc	146,599
4,561		iPCS, Inc	31,288
10,229	*	Knology, Inc	52,782
11,876	*	Lin TV Corp (Class A)	12,945
1,697	*	Mastec, Inc	19,651
15,126	*	Mediacom Communications Corp (Class A)	65,042
6,189	*	Novatel Wireless, Inc	28,717
1,677	*	Orbcomm, Inc	3,622
13,276	*	PAETEC Holding Corp	19,117
849		Preformed Line Products Co	39,088
6,418		RCN Corp	37,866
974		Shenandoah Telecom Co	27,321
10,443		Sinclair Broadcast Group, Inc (Class A)	32,373
9,758	*	Syniverse Holdings, Inc	116,511
17,565	*	TerreStar Corp	7,026
8,510		USA Mobility, Inc	98,461
4,983	*	Vonage Holdings Corp	3,289
		TOTAL COMMUNICATIONS	2,394,719

DEPOSITORY INSTITUTIONS - 17.72%
5,380		1st Source Corp	127,129
9,086		Abington Bancorp, Inc	84,046
8,471		Amcore Financial, Inc	30,665
4,950		Ameris Bancorp	58,658
2,351		Ames National Corp	62,396
8,635		Anchor Bancorp Wisconsin, Inc	23,833
3,333		Arrow Financial Corp	83,792
2,842		Bancfirst Corp	150,399
10,070		Banco Latinoamericano de Exportaciones S.A. (Class E)	144,605
6,404		BancTrust Financial Group, Inc	94,523
17,617		Bank Mutual Corp	203,300
4,610		Bank of the Ozarks, Inc	136,640
7,183		BankFinancial Corp	73,195
5,163		Banner Corp	48,584
12,400	*	Beneficial Mutual Bancorp, Inc	139,500
4,440		Berkshire Hills Bancorp, Inc	137,018
19,422		Boston Private Financial Holdings, Inc	132,846
21,252		Brookline Bancorp, Inc	226,334
1,239		Brooklyn Federal Bancorp, Inc	17,408
2,505		Bryn Mawr Bank Corp	50,351
2,738		Camden National Corp	73,871
4,356		Capital City Bank Group, Inc	118,657
5,252		Capitol Bancorp Ltd	40,966
3,487		Cardinal Financial Corp	19,841
8,307		Cascade Bancorp	56,072
18,040		Cathay General Bancorp	428,450
3,596		Centerstate Banks of Florida, Inc	61,096
10,656		Central Pacific Financial Corp	106,986
8,698		Chemical Financial Corp	242,500
3,471		Citizens & Northern Corp	68,552

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
45,389		Citizens Republic Bancorp, Inc	$135,259
5,289		City Bank	27,503
6,040		City Holding Co	210,071
3,743		Clifton Savings Bancorp, Inc	44,392
6,832		CoBiz, Inc	66,544
73,704		Colonial Bancgroup, Inc	152,567
6,303		Columbia Banking System, Inc	75,195
11,911		Community Bank System, Inc	290,509
5,473		Community Trust Bancorp, Inc	201,133
17,155	*	Corus Bankshares, Inc	19,042
24,155		CVB Financial Corp	287,445
8,500		Dime Community Bancshares	113,050
23,161		East West Bancorp, Inc	369,881
2,368	*	Encore Bancshares, Inc	26,048
1,873		Enterprise Financial Services Corp	28,545
5,939		ESSA Bancorp, Inc	83,918
17,207	*	Euronet Worldwide, Inc	199,773
2,207		Farmers Capital Bank Corp	53,895
4,004		Financial Institutions, Inc	57,457
26,436		First Bancorp	294,497
5,242		First Bancorp	96,191
3,159		First Bancorp, Inc	62,833
9,681		First Busey Corp (Class A)	176,581
31,049		First Commonwealth Financial Corp	384,387
3,312		First Community Bancshares, Inc	115,489
13,680		First Financial Bancorp	169,495
6,361		First Financial Bankshares, Inc	351,191
4,128		First Financial Corp	169,207
4,261		First Financial Holdings, Inc	86,243
8,250		First Financial Northwest, Inc	77,055
6,645		First Merchants Corp	147,585
17,734		First Midwest Bancorp, Inc	354,148
43,271		First Niagara Financial Group, Inc	699,691
5,580		First Place Financial Corp	21,371
2,716		First South Bancorp, Inc	34,113
6,027	*	FirstFed Financial Corp	10,547
29,520		FirstMerit Corp	607,816
17,564	*	Flagstar Bancorp, Inc	12,470
7,938		Flushing Financial Corp	94,938
31,408		FNB Corp	414,586
2,415	*	Fox Chase Bancorp, Inc	26,565
17,245		Frontier Financial Corp	75,188
22,157		Glacier Bancorp, Inc	421,426
4,792		Greene County Bancshares, Inc	64,881
20,456	*	Guaranty Bancorp	40,912
8,719		Hancock Holding Co	396,366
13,615		Hanmi Financial Corp	28,047
15,619		Harleysville National Corp	225,538
4,774		Heartland Financial USA, Inc	98,297
3,761		Heritage Commerce Corp	42,274
4,838		Home Bancshares, Inc	130,384
2,436		Home Federal Bancorp, Inc	26,114
5,800		IBERIABANK Corp	278,400
5,937		Independent Bank Corp	155,312

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,973		Integra Bank Corp	$9,553
18,619		International Bancshares Corp	406,453
16,083	*	Investors Bancorp, Inc	215,995
6,594		Kearny Financial Corp	84,403
7,362		Lakeland Bancorp, Inc	82,896
4,458		Lakeland Financial Corp	106,190
7,193		MainSource Financial Group, Inc	111,492
12,682		MB Financial, Inc	354,462
3,572	*	Meridian Interstate Bancorp, Inc	33,041
7,514		Midwest Banc Holdings, Inc	10,520
8,320		Nara Bancorp, Inc	81,786
1,175		NASB Financial, Inc	31,725
29,025		National Penn Bancshares, Inc	421,153
11,717		NBT Bancorp, Inc	327,607
39,657		NewAlliance Bancshares, Inc	522,283
7,530		Northfield Bancorp, Inc	84,713
6,146		Northwest Bancorp, Inc	131,401
3,178		OceanFirst Financial Corp	52,755
24,691		Old National Bancorp	448,389
4,990		Old Second Bancorp, Inc	57,884
8,780		Oriental Financial Group, Inc	53,119
629	*	Oritani Financial Corp	10,599
16,836		Pacific Capital Bancorp	284,192
3,977		Pacific Continental Corp	59,536
8,914		PacWest Bancorp	239,787
4,026		Park National Corp	288,866
3,026		Peapack Gladstone Financial Corp	80,613
1,892	*	Pennsylvania Commerce Bancorp, Inc	50,441
3,563		Peoples Bancorp, Inc	68,160
6,371	*	Pinnacle Financial Partners, Inc	189,920
7,062		Premierwest Bancorp	47,245
14,308		Prosperity Bancshares, Inc	423,374
12,102		Provident Bankshares Corp	116,905
21,787		Provident Financial Services, Inc	333,341
14,640		Provident New York Bancorp	181,536
7,650		Renasant Corp	130,280
3,296		Republic Bancorp, Inc (Class A)	89,651
3,150		Rockville Financial, Inc	44,006
3,200		Roma Financial Corp	40,288
8,910		S&T Bancorp, Inc	316,305
4,292		S.Y. Bancorp, Inc	118,030
5,834		Sandy Spring Bancorp, Inc	127,356
1,600		Santander BanCorp	19,984
4,100		SCBT Financial Corp	141,450
5,219		Seacoast Banking Corp of Florida	34,445
3,158		Shore Bancshares, Inc	75,760
2,837		Sierra Bancorp	59,577
1,348	*	Signature Bank	38,674
5,090		Simmons First National Corp (Class A)	150,002
2,892		Smithtown Bancorp, Inc	46,359
26,569		South Financial Group, Inc	114,778
4,422		Southside Bancshares, Inc	103,917
5,296		Southwest Bancorp, Inc	68,636
5,219		State Bancorp, Inc	50,833

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,244		StellarOne Corp	$139,324
6,570		Sterling Bancorp	92,177
26,702		Sterling Bancshares, Inc	162,348
18,946		Sterling Financial Corp	166,725
2,107		Suffolk Bancorp	75,705
5,347	*	Sun Bancorp, Inc	40,049
31,393		Susquehanna Bancshares, Inc	499,463
8,630	*	SVB Financial Group	226,365
10,086	*	Texas Capital Bancshares, Inc	134,749
2,113		Tompkins Trustco, Inc	122,448
7,575		TowneBank	187,784
5,158		Trico Bancshares	128,795
18,708		Trustco Bank Corp NY	177,913
18,072		Trustmark Corp	390,174
40,338		UCBH Holdings, Inc	277,525
11,345		UMB Financial Corp	557,492
21,934		Umpqua Holdings Corp	317,385
4,955		Union Bankshares Corp	122,884
13,818		United Bankshares, Inc	459,034
14,901		United Community Banks, Inc	202,362
11,801		United Community Financial Corp	10,621
6,480		United Financial Bancorp, Inc	98,107
2,963		United Security Bancshares	34,312
4,686		Univest Corp of Pennsylvania	150,608
323		ViewPoint Financial Group	5,184
609		W Holding Co, Inc	6,273
4,955		Washington Trust Bancorp, Inc	97,861
2,427	*	Waterstone Financial, Inc	8,130
9,690		WesBanco, Inc	263,665
6,076		West Bancorporation, Inc	74,431
5,831		West Coast Bancorp	38,426
5,902		Westamerica Bancorporation	301,887
7,881	*	Western Alliance Bancorp	79,519
11,567		Westfield Financial, Inc	119,371
6,805		Wilshire Bancorp, Inc	61,789
8,616		Wintrust Financial Corp	177,231
2,236		WSFS Financial Corp	107,306
4,132		Yadkin Valley Financial Corp	58,881
		TOTAL DEPOSITORY INSTITUTIONS	26,021,547

EATING AND DRINKING PLACES - 0.68%
4,022	*	AFC Enterprises	18,863
1,384	*	BJ's Restaurants, Inc	14,906
11,311		Bob Evans Farms, Inc	231,084
2,062	*	California Pizza Kitchen, Inc	22,105
2,546		Cracker Barrel Old Country Store, Inc	52,422
913	*	CEC Entertainment, Inc	22,140
14,317		Domino's Pizza, Inc	67,433
660	*	Einstein Noah Restaurant Group, Inc	3,795
8,131	*	Jack in the Box, Inc	179,614
4,150		Landry's Restaurants, Inc	48,140
7,873	*	Luby's, Inc	32,988
5,859		O'Charleys, Inc	11,718
1,982	*	Papa John's International, Inc	36,528

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
652	*	PF Chang's China Bistro, Inc	$13,653
426	*	Red Robin Gourmet Burgers, Inc	7,170
18,107		Ruby Tuesday, Inc	28,247
2,580	*	Ruth's Chris Steak House, Inc	3,560
3,428	*	Sonic Corp	41,719
10,096	*	Steak N Shake Co	60,071
19,442		Wendy's/Arby's Group, Inc (Class A)	96,043
		TOTAL EATING AND DRINKING PLACES	992,199

EDUCATIONAL SERVICES - 0.08%
480	*	Grand Canyon Education, Inc	9,014
940	*	Lincoln Educational Services Corp	12,455
5,208	*	Universal Technical Institute, Inc	89,422
		TOTAL EDUCATIONAL SERVICES	110,891

ELECTRIC, GAS, AND SANITARY SERVICES - 7.91%
9,560		Allete, Inc	308,501
6,474		American States Water Co	213,513
19,372		Avista Corp	375,429
14,022		Black Hills Corp	378,033
7,160		California Water Service Group	332,439
3,262	*	Casella Waste Systems, Inc (Class A)	13,309
4,217		Central Vermont Public Service Corp	100,618
5,754		CH Energy Group, Inc	295,698
2,597		Chesapeake Utilities Corp	81,754
21,981		Cleco Corp	501,826
3,368		Connecticut Water Service, Inc	79,518
16,344	*	El Paso Electric Co	295,663
12,317		Empire District Electric Co	216,779
3,541	*	EnerNOC, Inc	26,345
16,704		Idacorp, Inc	491,933
8,156		Laclede Group, Inc	382,027
8,059		MGE Energy, Inc	265,947
4,821		Middlesex Water Co	83,066
15,519		New Jersey Resources Corp	610,673
16,765		Nicor, Inc	582,416
9,641		Northwest Natural Gas Co	426,421
13,116		NorthWestern Corp	307,833
12,884		Otter Tail Corp	300,584
5,899	*	Pico Holdings, Inc	156,795
26,965		Piedmont Natural Gas Co, Inc	853,981
4,252	*	Pike Electric Corp	52,300
31,910	*	Plug Power, Inc	32,548
31,546		PNM Resources, Inc	317,984
22,833		Portland General Electric Co	444,559
3,541		Resource America, Inc (Class A)	14,164
4,499		SJW Corp	134,700
10,857		South Jersey Industries, Inc	432,651
15,798		Southwest Gas Corp	398,426
8,320		Southwest Water Co	26,790
9,200		UIL Holdings Corp	276,276
12,879		Unisource Energy Corp	378,127
8,581	*	Waste Services, Inc	56,463
38,283		Westar Energy, Inc	785,184

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,059		WGL Holdings, Inc	$590,349
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,621,622

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.42%
8,736	*	Actel Corp	102,386
2,029		Acuity Brands, Inc	70,832
44,160	*	Adaptec, Inc	145,728
9,465	*	Advanced Energy Industries, Inc	94,177
1,000	*	Airvana, Inc	6,120
34,869	*	Amkor Technology, Inc	76,014
16,081	*	Applied Micro Circuits Corp	63,198
3,349		Applied Signal Technology, Inc	60,081
44,757	*	Arris Group, Inc	355,818
2,635	*	AZZ, Inc	66,139
16,841		Baldor Electric Co	300,612
3,874		Bel Fuse, Inc (Class B)	82,129
20,729	*	Benchmark Electronics, Inc	264,709
34,032	*	Bookham, Inc	15,314
9,614	*	Ceradyne, Inc	195,260
1,547	*	Ceva, Inc	10,829
14,484	*	Checkpoint Systems, Inc	142,523
4,299	*	China BAK Battery, Inc	6,964
3,220	*	CPI International, Inc	27,885
12,284		CTS Corp	67,685
5,688		Cubic Corp	154,714
9,176	*	DSP Group, Inc	73,592
9,350	*	Electro Scientific Industries, Inc	63,487
5,688	*	EMS Technologies, Inc	147,149
7,007	*	EnerSys	77,077
1,340	*	Entropic Communications, Inc	670
12,341	*	Exar Corp	82,314
3,264		Franklin Electric Co, Inc	91,751
1,965	*	Globecomm Systems, Inc	10,788
7,877	*	GrafTech International Ltd	65,537
8,666	*	Greatbatch, Inc	229,302
3,190	*	GT Solar International, Inc	9,219
18,974	*	Harmonic, Inc	106,444
9,304	*	Harris Stratex Networks, Inc (Class A)	48,009
11,028	*	Helen of Troy Ltd	191,446
9,215	*	Hutchinson Technology, Inc	32,068
10,898		Imation Corp	147,886
2,131		IXYS Corp	17,602
28,456	*	Kemet Corp	7,683
20,732	*	Lattice Semiconductor Corp	31,305
4,568	*	Littelfuse, Inc	75,829
4,252	*	Loral Space & Communications, Inc	61,782
6,849		LSI Industries, Inc	47,053
16,059	*	Mattson Technology, Inc	22,643
2,300	*	Medis Technologies Ltd	1,035
8,660	*	Mercury Computer Systems, Inc	54,645
13,866		Methode Electronics, Inc	93,457
13,375	*	MIPS Technologies, Inc	14,846
13,960	*	Moog, Inc (Class A)	510,516
57,396	*	MRV Communications, Inc	44,195

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
454	*	Multi-Fineline Electronix, Inc	$5,307
1,497		National Presto Industries, Inc	115,269
16,575	*	Omnivision Technologies, Inc	87,019
4,693	*	Oplink Communications, Inc	40,360
2,497	*	OpNext, Inc	4,370
1,217	*	OSI Systems, Inc	16,855
1,350		Park Electrochemical Corp	25,596
18,132	*	Photronics, Inc	35,357
17,866		Plantronics, Inc	235,831
1,246	*	Plexus Corp	21,120
1,550	*	PLX Technology, Inc	2,666
32,820	*	PMC - Sierra, Inc	159,505
2,516	*	Polycom, Inc	33,991
249	*	Powell Industries, Inc	7,226
23,492	*	Power-One, Inc	27,955
44,245	*	Powerwave Technologies, Inc	22,123
11,970		Regal-Beloit Corp	454,740
96,063	*	RF Micro Devices, Inc	74,929
6,544	*	Rogers Corp	181,727
133,576	*	Sanmina-SCI Corp	62,781
11,599	*	Seachange International, Inc	83,629
1,285	*	Semtech Corp	14,482
1,830	*	ShoreTel, Inc	8,217
30,105	*	Silicon Storage Technology, Inc	68,940
18,778	*	Skyworks Solutions, Inc	104,030
17,789	*	Smart Modular Technologies WWH, Inc	27,395
38,049	*	Spansion, Inc (Class A)	7,203
3,508	*	Standard Microsystems Corp	57,321
5,873	*	Stoneridge, Inc	26,781
62,286	*	Sycamore Networks, Inc	167,549
16,792	*	Symmetricom, Inc	66,328
3,248	*	Synthesis Energy Systems, Inc	2,209
14,344		Technitrol, Inc	49,917
21,120	*	Tekelec	281,741
540	*	Transmeta Corp	9,828
13,459	*	Trident Microsystems, Inc	25,438
52,342	*	Triquint Semiconductor, Inc	180,056
13,647	*	TTM Technologies, Inc	71,101
7,238	*	Ultra Clean Holdings	14,548
648	*	United Capital Corp	11,755
340	*	Universal Electronics, Inc	5,515
37,220	*	Utstarcom, Inc	68,857
5,967	*	Valence Technology, Inc	10,860
7,319	*	Viasat, Inc	176,242
18,915	*	Zoran Corp	129,189
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,952,305

ENGINEERING AND MANAGEMENT SERVICES - 0.92%
4,348		CDI Corp	56,263
18,227	*	Celera Corp	202,867
4,455	*	Cornell Cos, Inc	82,818
1,575	*	CRA International, Inc	42,415
1,756	*	Exponent, Inc	52,820
3,521	*	Furmanite Corp	18,978

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,594	*	ICF International, Inc	$63,735
1,540		Landauer, Inc	112,882
6,326	*	LECG Corp	42,447
20,207	*	Lexicon Pharmaceuticals, Inc	28,290
5,821		MAXIMUS, Inc	204,375
6,020	*	Maxygen, Inc	53,698
2,382	*	Michael Baker Corp	87,920
220		National Research Corp	6,371
5,841	*	PharmaNet Development Group, Inc	5,315
5,924	*	Symyx Technologies, Inc	35,189
5,380		Watson Wyatt & Co Holdings (Class A)	257,272
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,353,655

FABRICATED METAL PRODUCTS - 1.33%
2,615		Ameron International Corp	164,536
880	*	Bway Holding Co	7,005
815		CIRCOR International, Inc	22,413
12,164	*	Commercial Vehicle Group, Inc	11,313
15,896	*	Griffon Corp	148,310
6,177		Insteel Industries, Inc	69,738
5,806	*	Ladish Co, Inc	80,413
2,250	*	Mobile Mini, Inc	32,445
43,171		Mueller Water Products, Inc (Class A)	362,636
7,370	*	NCI Building Systems, Inc	120,131
3,185	*	Park-Ohio Holdings Corp	19,651
4,788		Quanex Building Products Corp	44,864
4,581		Silgan Holdings, Inc	219,018
13,586		Simpson Manufacturing Co, Inc	377,146
5,544	*	Trimas Corp	7,651
10,656		Watts Water Technologies, Inc (Class A)	266,080
		TOTAL FABRICATED METAL PRODUCTS	1,953,350

FOOD AND KINDRED PRODUCTS - 2.00%
910	*	American Dairy, Inc	13,686
7,720		B&G Foods, Inc (Class A)	41,688
23,502	*	Central Garden and Pet Co (Class A)	138,662
2,637		Farmer Bros Co	65,767
11,208		Flowers Foods, Inc	273,027
4,241		Imperial Sugar Co	60,816
5,165		J&J Snack Foods Corp	185,320
7,784		Lance, Inc	178,565
4,008	*	M&F Worldwide Corp	61,924
3,485		National Beverage Corp	31,365
6,744	*	Omega Protein Corp	27,043
4,438		Penford Corp	44,913
18,621	*	Ralcorp Holdings, Inc	1,087,466
5,975		Reddy Ice Holdings, Inc	8,604
6,210		Sanderson Farms, Inc	214,618
5,220	*	Smart Balance, Inc	35,496
5,759		Tootsie Roll Industries, Inc	147,488
11,580	*	TreeHouse Foods, Inc	315,439
		TOTAL FOOD AND KINDRED PRODUCTS	2,931,887

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.72%
50		Arden Group, Inc (Class A)	$6,300
8,235	*	Great Atlantic & Pacific Tea Co, Inc	51,633
4,456		Ingles Markets, Inc (Class A)	78,381
6,677	*	Pantry, Inc	143,222
14,519		Ruddick Corp	401,451
2,736	*	Susser Holdings Corp	36,361
1,219		Village Super Market (Class A)	69,958
4,027		Weis Markets, Inc	135,428
8,658	*	Winn-Dixie Stores, Inc	139,394
		TOTAL FOOD STORES	1,062,128

FURNITURE AND FIXTURES - 0.54%
8,984		Ethan Allen Interiors, Inc	129,100
14,194		Furniture Brands International, Inc	31,369
9,257		Herman Miller, Inc	120,619
14,817		HNI Corp	234,701
2,995		Hooker Furniture Corp	22,942
11,652		Kimball International, Inc (Class B)	100,324
19,617		La-Z-Boy, Inc	42,569
15,683		Sealy Corp	39,364
9,994		Tempur-Pedic International, Inc	70,857
		TOTAL FURNITURE AND FIXTURES	791,845

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
4,920		Haverty Furniture Cos, Inc	45,905
1,971		Knoll, Inc	17,778
28,390	*	Pier 1 Imports, Inc	10,504
3,128	*	Rex Stores Corp	25,243
11,837	*	Tuesday Morning Corp	19,294
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	118,724

GENERAL BUILDING CONTRACTORS - 0.70%
589		Amrep Corp	18,424
2,097	*	Avatar Holdings, Inc	55,612
13,958	*	Beazer Homes USA, Inc	22,054
3,325		Brookfield Homes Corp	14,364
531	*	Cavco Industries, Inc	14,279
19,474	*	Hovnanian Enterprises, Inc (Class A)	33,495
5,114		M/I Homes, Inc	53,902
2,878		McGrath RentCorp	61,474
11,206	*	Meritage Homes Corp	136,377
3,595	*	Palm Harbor Homes, Inc	17,903
10,932	*	Perini Corp	255,590
15,470		Ryland Group, Inc	273,355
40,471	*	Standard-Pacific Corp	72,038
		TOTAL GENERAL BUILDING CONTRACTORS	1,028,867

GENERAL MERCHANDISE STORES - 0.56%
7,915	*	99 Cents Only Stores	86,511
18,513		Casey's General Stores, Inc	421,542
3,700	*	Conn's, Inc	31,376
20,553		Dillard's, Inc (Class A)	81,595
14,573		Fred's, Inc (Class A)	156,806
10,118	*	Retail Ventures, Inc	35,109

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,048	*	Stein Mart, Inc	$9,094
		TOTAL GENERAL MERCHANDISE STORES	822,033

HEALTH SERVICES - 1.49%
1,103	*	Alliance Imaging, Inc	8,791
11,489	*	Amsurg Corp	268,153
9,090	*	Assisted Living Concepts, Inc (A Shares)	37,724
8,820	*	Cross Country Healthcare, Inc	77,528
3,002		Ensign Group, Inc	50,253
3,371	*	Enzo Biochem, Inc	16,484
11,225	*	Five Star Quality Care, Inc	17,174
5,292	*	Gentiva Health Services, Inc	154,844
32,120	*	Healthsouth Corp	352,035
358	*	IPC The Hospitalist Co, Inc	6,025
10,331	*	Kindred Healthcare, Inc	134,510
14,782	*	Magellan Health Services, Inc	578,863
5,511	*	Medcath Corp	57,535
437		National Healthcare Corp	22,130
21,130	*	Nektar Therapeutics	117,483
7,757	*	Nighthawk Radiology Holdings, Inc	37,699
9,363	*	Odyssey HealthCare, Inc	86,608
6,590	*	RehabCare Group, Inc	99,904
6,683	*	Skilled Healthcare Group, Inc (Class A)	56,405
1,646	*	Sunrise Senior Living, Inc	2,765
		TOTAL HEALTH SERVICES	2,182,913

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.51%
517	*	Comverge, Inc	2,533
12,317		Granite Construction, Inc	541,086
14,008		Great Lakes Dredge & Dock Corp	58,133
3,797	*	LB Foster Co (Class A)	118,770
1,425	*	Sterling Construction Co, Inc	26,420
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	746,942

HOLDING AND OTHER INVESTMENT OFFICES - 10.47%
6,062		Acadia Realty Trust	86,505
2,740		Agree Realty Corp	49,676
264		Alexander's, Inc	67,294
15,882		American Campus Communities, Inc	325,263
3,724		American Capital Agency Corp	79,545
5,426	*	Ampal American Israel (Class A)	3,147
22,068		Anthracite Capital, Inc	49,212
32,691		Anworth Mortgage Asset Corp	210,203
5,559		Arbor Realty Trust, Inc	16,399
33,889		Ashford Hospitality Trust, Inc	38,972
2,203		Associated Estates Realty Corp	20,113
29,337		BioMed Realty Trust, Inc	343,830
16,070		Capital Lease Funding, Inc	27,801
1,141		Capital Southwest Corp	123,411
6,584		Capital Trust, Inc (Class A)	23,702
20,594		Capstead Mortgage Corp	221,797
4,494		Care Investment Trust, Inc	35,008
14,002		Cedar Shopping Centers, Inc	99,134
1,268		Cherokee, Inc	22,000

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,124		Cogdell Spencer, Inc	$38,601
17,000		Colonial Properties Trust	141,610
15,654		Corporate Office Properties Trust	480,578
6,628		Cousins Properties, Inc	91,798
3,410		Danvers Bancorp, Inc	45,592
62,699		DCT Industrial Trust, Inc	317,257
34,610		DiamondRock Hospitality Co	175,473
6,235		EastGroup Properties, Inc	221,841
10,908		Education Realty Trust, Inc	56,940
11,999		Entertainment Properties Trust	357,570
2,871		Equity Lifestyle Properties, Inc	110,132
11,755		Equity One, Inc	208,064
31,225		Extra Space Storage, Inc	322,242
24,331		FelCor Lodging Trust, Inc	44,769
16,175		First Industrial Realty Trust, Inc	122,121
9,986		First Potomac Realty Trust	92,870
21,564		Franklin Street Properties Corp	318,069
6,389		Getty Realty Corp	134,552
7,694		Gladstone Capital Corp	62,244
13,360		Glimcher Realty Trust	37,542
17,117		Gramercy Capital Corp	21,910
8,878	*	Harris & Harris Group, Inc	35,068
5,669		Hatteras Financial Corp	150,795
21,716		Healthcare Realty Trust, Inc	509,891
17,604		Hersha Hospitality Trust	52,812
22,228		Highwoods Properties, Inc	608,157
16,448	*	Hilltop Holdings, Inc	160,204
6,809		Home Properties, Inc	276,445
14,172		Inland Real Estate Corp	183,953
20,959		Investors Real Estate Trust	224,471
21,546		iShares Russell 2000 Value Index Fund	1,059,416
6,664		JER Investors Trust, Inc	6,198
8,627		Kite Realty Group Trust	47,966
14,649		LaSalle Hotel Properties	161,871
27,467		Lexington Corporate Properties Trust	137,335
8,420		LTC Properties, Inc	170,758
13,973	*	Maguire Properties, Inc	20,401
24,235		Medical Properties Trust, Inc	152,923
15,058	*	Meruelo Maddux Properties, Inc	18,672
72,230		MFA Mortgage Investments, Inc	425,435
4,728		Mid-America Apartment Communities, Inc	175,692
7,016		Mission West Properties, Inc	53,672
7,224		Monmouth Real Estate Investment Corp (Class A)	50,568
8,870		MVC Capital, Inc	97,304
8,126		National Health Investors, Inc	222,896
29,056		National Retail Properties, Inc	499,473
17,879		Newcastle Investment Corp	15,018
20,292		NorthStar Realty Finance Corp	79,342
26,345		Omega Healthcare Investors, Inc	420,730
3,229		One Liberty Properties, Inc	28,415
5,580		Parkway Properties, Inc	100,440
12,971		Pennsylvania Real Estate Investment Trust	96,634
16,105		Post Properties, Inc	265,733
9,163		Potlatch Corp	238,330

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,819		Prospect Capital Corp	$129,503
3,898		PS Business Parks, Inc	174,085
21,623		RAIT Investment Trust	56,220
5,452		Ramco-Gershenson Properties	33,693
36,992		Realty Income Corp	856,364
11,988		Redwood Trust, Inc	178,741
7,754		Resource Capital Corp	29,698
1,186		Saul Centers, Inc	46,847
41,804		Senior Housing Properties Trust	749,127
7,975		Sovran Self Storage, Inc	287,100
28,560		Strategic Hotels & Resorts, Inc	47,981
2,620		Sun Communities, Inc	36,680
17,356		Sunstone Hotel Investors, Inc	107,434
3,791		Universal Health Realty Income Trust	124,762
7,560		Urstadt Biddle Properties, Inc (Class A)	120,431
18,080		U-Store-It Trust	80,456
9,813		Washington Real Estate Investment Trust	277,708
4,057		Winthrop Realty Trust	43,978
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,372,613

HOTELS AND OTHER LODGING PLACES - 0.36%
9,270		Ameristar Casinos, Inc	80,093
4,696	*	Bluegreen Corp	14,698
14,913	*	Gaylord Entertainment Co	161,657
12,361	*	Great Wolf Resorts, Inc	19,036
6,158	*	Isle of Capri Casinos, Inc	19,706
6,548	*	Lodgian, Inc	13,947
7,384		Marcus Corp	119,842
2,425	*	Monarch Casino & Resort, Inc	28,251
1,989	*	Morgans Hotel Group Co	9,269
5,751	*	Outdoor Channel Holdings, Inc	43,075
1,008	*	Riviera Holdings Corp	3,024
532	*	Vail Resorts, Inc	14,151
		TOTAL HOTELS AND OTHER LODGING PLACES	526,749

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.25%
1,995		Actuant Corp (Class A)	37,945
2,163		Alamo Group, Inc	32,337
10,177	*	Allis-Chalmers Energy, Inc	55,974
751		Ampco-Pittsburgh Corp	16,297
602	*	Astec Industries, Inc	18,861
14,972	*	Asyst Technologies, Inc	3,743
31,887	*	Axcelis Technologies, Inc	16,262
6,389		Black Box Corp	166,881
13,929	*	Blount International, Inc	132,047
18,095		Briggs & Stratton Corp	318,290
22,589	*	Brooks Automation, Inc	131,242
3,311		Cascade Corp	98,866
6,767	*	Cirrus Logic, Inc	18,136
6,165	*	Columbus McKinnon Corp	84,152
8,401	*	Cray, Inc	17,474
2,465		Curtiss-Wright Corp	82,306
8,364	*	Cymer, Inc	183,254
30,820	*	Emulex Corp	215,123

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,875	*	EnPro Industries, Inc	$148,088
39,204	*	Entegris, Inc	85,857
31,833	*	Extreme Networks, Inc	74,489
2,584	*	Hurco Cos, Inc	31,008
4,720	*	Immersion Corp	27,801
7,919	*	Intevac, Inc	40,149
4,742	*	Kadant, Inc	63,922
3,574		Lufkin Industries, Inc	123,303
11,077		Modine Manufacturing Co	53,945
2,081		Nacco Industries, Inc (Class A)	77,850
10,763	*	Netgear, Inc	122,806
3,016		NN, Inc	6,907
6,515		Palm, Inc	20,001
28,948	*	Quantum Corp	10,421
9,584	*	Rackable Systems, Inc	37,761
3,510	*	Rimage Corp	47,069
4,239		Robbins & Myers, Inc	68,545
40,969	*	Safeguard Scientifics, Inc	28,269
451		Sauer-Danfoss, Inc	3,946
2,329	*	Scansource, Inc	44,880
1,750	*	Semitool, Inc	5,338
1,848	*	Sigma Designs, Inc	17,556
4,380		Standex International Corp	86,899
1,740	*	Super Micro Computer, Inc	11,014
5,625	*	Tecumseh Products Co	53,719
478		Tennant Co	7,361
4,080	*	Thermadyne Holdings Corp	28,030
2,749		Twin Disc, Inc	18,941
12,190	*	VeriFone Holdings, Inc	59,731
4,198		Watsco, Inc	161,203
4,629		Woodward Governor Co	106,560
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,302,559

INSTRUMENTS AND RELATED PRODUCTS - 2.31%
11,819	*	Affymetrix, Inc	35,339
5,235	*	Anaren, Inc	62,558
5,178	*	Angiodynamics, Inc	70,887
715	*	Argon ST, Inc	13,485
372		Badger Meter, Inc	10,795
16,344	*	Caliper Life Sciences, Inc	15,854
4,556	*	Cantel Medical Corp	66,837
7,096	*	Cardiac Science Corp	53,220
8,618	*	Coherent, Inc	184,942
7,807		Cohu, Inc	94,855
9,644	*	Conmed Corp	230,877
345		Datascope Corp	18,023
1,912	*	Esterline Technologies Corp	72,446
20,636	*	ev3, Inc	125,880
13,751	*	FEI Co	259,345
7,007	*	Formfactor, Inc	102,302
11,791	*	Hanger Orthopedic Group, Inc	171,087
3,041	*	Herley Industries, Inc	37,343
1,969	*	ICU Medical, Inc	65,253
2,520	*	ICx Technologies, Inc	19,933

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,539		Invacare Corp	$148,045
6,075	*	Ixia	35,114
23,137	*	Kopin Corp	47,199
23,305	*	L-1 Identity Solutions, Inc	157,076
560	*	LaBarge, Inc	8,036
38,226	*	LTX-Credence Corp	10,321
6,325	*	Lydall, Inc	36,369
5,260	*	Measurement Specialties, Inc	36,557
3,130	*	Medical Action Industries, Inc	31,300
7,347		Mine Safety Appliances Co	175,667
17,085	*	MKS Instruments, Inc	252,687
5,378		Movado Group, Inc	50,499
4,194		MTS Systems Corp	111,728
13,142	*	Newport Corp	89,103
3,879	*	NxStage Medical, Inc	10,357
4,043	*	Orthofix International NV	61,979
6,845	*	Palomar Medical Technologies, Inc	78,923
10,429	*	Rudolph Technologies, Inc	36,814
24,636	*	Sirf Technology Holdings, Inc	31,534
290	*	Sirona Dental Systems, Inc	3,045
3,312	*	Sonic Solutions, Inc	5,829
20,011	*	Star Scientific, Inc	76,642
9,110	*	Symmetry Medical, Inc	72,607
792	*	Varian, Inc	26,540
1,769	*	Veeco Instruments, Inc	11,215
2,992	*	Vital Images, Inc	41,619
5,753	*	Zygo Corp	39,753
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,397,819

INSURANCE AGENTS, BROKERS AND SERVICE - 0.13%
9,307	*	Crawford & Co (Class B)	135,324
240		Life Partners Holdings, Inc	10,474
14,428		National Financial Partners Corp	43,861
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	189,659

INSURANCE CARRIERS - 8.87%
108,055		Ambac Financial Group, Inc	140,472
19,939		American Equity Investment Life Holding Co	139,573
3,060		American Physicians Capital, Inc	147,186
4,016	*	American Safety Insurance Holdings Ltd	53,051
19,548	*	AMERIGROUP Corp	577,057
6,874	*	Amerisafe, Inc	141,123
5,548		Amtrust Financial Services, Inc	64,357
7,306	*	Argo Group International Holdings Ltd	247,820
31,187		Aspen Insurance Holdings Ltd	756,284
20,365		Assured Guaranty Ltd	232,161
3,070		Baldwin & Lyons, Inc (Class B)	55,843
12,212		Castlepoint Holdings Ltd	165,595
14,546	*	Centene Corp	286,702
14,462	*	Citizens, Inc (Class A)	140,281
6,190	*	CNA Surety Corp	118,848
15,422		Delphi Financial Group, Inc (Class A)	284,382
4,279		Donegal Group, Inc (Class A)	71,759
2,010		EMC Insurance Group, Inc	51,557

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,037		Employers Holdings, Inc	$281,111
819	*	Enstar Group Ltd	48,436
4,931		FBL Financial Group, Inc (Class A)	76,184
6,299	*	First Acceptance Corp	18,267
4,562	*	First Mercury Financial Corp	65,054
11,146		Flagstone Reinsurance Holdings Ltd	108,896
3,013	*	FPIC Insurance Group, Inc	131,909
10,689	*	Greenlight Capital Re Ltd (Class A)	138,850
2,094	*	Hallmark Financial Services	18,364
4,765		Harleysville Group, Inc	165,488
18,045	*	Healthspring, Inc	360,359
14,829		Horace Mann Educators Corp	136,279
1,770		Independence Holding Co	6,390
5,236		Infinity Property & Casualty Corp	244,678
17,388		IPC Holdings Ltd	519,901
1,844		Kansas City Life Insurance Co	79,937
18,443		Maiden Holdings Ltd	57,727
20,612		Max Re Capital Ltd	364,832
20,259		Meadowbrook Insurance Group, Inc	130,468
5,216	*	Molina Healthcare, Inc	91,854
34,553		Montpelier Re Holdings Ltd	580,145
2,241		National Interstate Corp	40,047
825		National Western Life Insurance Co (Class A)	139,565
4,802	*	Navigators Group, Inc	263,678
1,577		NYMAGIC, Inc	30,042
8,204		Odyssey Re Holdings Corp	425,049
42,669		Phoenix Cos, Inc	139,528
18,149		Platinum Underwriters Holdings Ltd	654,815
11,847	*	PMA Capital Corp (Class A)	83,877
28,790		PMI Group, Inc	56,141
7,911		Presidential Life Corp	78,240
5,114	*	Primus Guaranty Ltd	5,830
11,896	*	ProAssurance Corp	627,870
29,805		Radian Group, Inc	109,682
1,080	*	RadNet, Inc	3,618
6,932		RLI Corp	423,961
5,932		Safety Insurance Group, Inc	225,772
7,582	*	SeaBright Insurance Holdings, Inc	89,013
19,460		Selective Insurance Group, Inc	446,218
5,168		State Auto Financial Corp	155,350
6,233		Stewart Information Services Corp	146,413
5,096	*	Triple-S Management Corp (Class B)	58,604
6,411	*	United America Indemnity Ltd (Class A)	82,125
8,306		United Fire & Casualty Co	258,067
14,354	*	Universal American Financial Corp	126,602
23,729		Validus Holdings Ltd	620,751
13,577		Zenith National Insurance Corp	428,626
		TOTAL INSURANCE CARRIERS	13,018,664

LEATHER AND LEATHER PRODUCTS - 0.39%
6,040	*	CROCS, Inc	7,490
7,000	*	Genesco, Inc	118,440
6,405	*	Iconix Brand Group, Inc	62,641
6,441	*	Steven Madden Ltd	137,322

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,453	*	Timberland Co (Class A)	$201,582
1,208		Weyco Group, Inc	39,924
		TOTAL LEATHER AND LEATHER PRODUCTS	567,399

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
2,050	*	Emergency Medical Services Corp (Class A)	75,051
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	75,051

LUMBER AND WOOD PRODUCTS - 0.20%
957		American Woodmark Corp	17,446
13,597	*	Champion Enterprises, Inc	7,614
38,205		Louisiana-Pacific Corp	59,600
2,530		Skyline Corp	50,575
6,065		Universal Forest Products, Inc	163,209
		TOTAL LUMBER AND WOOD PRODUCTS	298,444

METAL MINING - 0.75%
1,941	*	Allied Nevada Gold Corp	9,821
19,440	*	Apex Silver Mines Ltd	19,051
201,180	*	Coeur d'Alene Mines Corp	177,038
61,905	*	Hecla Mining Co	173,334
18,779	*	Rosetta Resources, Inc	132,955
10,786		Royal Gold, Inc	530,780
10,274	*	Stillwater Mining Co	50,754
3,096	*	Uranium Resources, Inc	2,384
		TOTAL METAL MINING	1,096,117

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
8,675		Blyth, Inc	68,012
24,200		Callaway Golf Co	224,818
9,996	*	Jakks Pacific, Inc	206,217
2,779		Marine Products Corp	15,618
8,900	*	Nautilus, Inc	19,669
6,057	*	RC2 Corp	64,628
6,875	*	Russ Berrie & Co, Inc	20,419
2,501		Steinway Musical Instruments, Inc	43,793
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	663,174

MISCELLANEOUS RETAIL - 0.67%
8,180		Big 5 Sporting Goods Corp	42,618
10,833	*	Borders Group, Inc	4,333
6,004	*	Build-A-Bear Workshop, Inc	29,179
14,337	*	Cabela's, Inc	83,585
5,949		Cash America International, Inc	162,705
8,774	*	CKX, Inc	32,201
9,256	*	Jo-Ann Stores, Inc	143,375
3,915	*	PC Connection, Inc	20,045
580	*	PC Mall, Inc	2,326
2,348		Systemax, Inc	25,288
10,649		World Fuel Services Corp	394,012
11,223	*	Zale Corp	37,373
		TOTAL MISCELLANEOUS RETAIL	977,040

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.47%
11,158	*	Avid Technology, Inc	$121,734
64,619	*	Blockbuster, Inc (Class A)	81,420
6,691		Cinemark Holdings, Inc	49,714
27,819	*	Macrovision Solutions Corp	351,910
4,250	*	RHI Entertainment, Inc	34,510
6,326	*	tw telecom inc (Class A)	53,581
		TOTAL MOTION PICTURES	692,869

NONDEPOSITORY INSTITUTIONS - 1.53%
10,406		Advance America Cash Advance Centers, Inc	19,667
14,432		Advanta Corp (Class B)	30,163
51,938		Apollo Investment Corp	483,542
35,481		Ares Capital Corp	224,595
4,953		BlackRock Kelso Capital Corp	48,837
10,441	*	Boise, Inc	4,490
49,756		Chimera Investment Corp	171,658
5,883	*	CompuCredit Corp	32,533
609	*	Credit Acceptance Corp	8,343
1,844	*	Doral Financial Corp	13,830
4,766	*	Encore Capital Group, Inc	34,315
2,994		Federal Agricultural Mortgage Corp (Class C)	10,479
9,297		Financial Federal Corp	216,341
460	*	First Cash Financial Services, Inc	8,768
15,564	*	First Marblehead Corp	20,078
8,516		Gladstone Investment Corp	41,814
33,112	*	Guaranty Financial Group, Inc	86,422
11,992		Hercules Technology Growth Capital, Inc	94,977
6,747		Kohlberg Capital Corp	24,559
23,585		MCG Capital Corp	16,745
5,828		Medallion Financial Corp	44,468
6,573		Nelnet, Inc (Class A)	94,191
6,480	*	NewStar Financial, Inc	25,855
7,626		NGP Capital Resources Co	63,830
12,997	*	Ocwen Financial Corp	119,312
7,983		Patriot Capital Funding, Inc	29,058
7,532		PennantPark Investment Corp	27,191
19,766	*	PHH Corp	251,621
		TOTAL NONDEPOSITORY INSTITUTIONS	2,247,682

NONMETALLIC MINERALS, EXCEPT FUELS - 0.33%
6,296		AMCOL International Corp	131,901
5,779		Compass Minerals International, Inc	338,996
3,358	*	General Moly, Inc	3,962
446	*	United States Lime & Minerals, Inc	10,682
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	485,541

OIL AND GAS EXTRACTION - 1.33%
5,270		Berry Petroleum Co (Class A)	39,841
7,169	*	Bill Barrett Corp	151,481
13,434	*	BMB Munai, Inc	18,673
17,641	*	Brigham Exploration Co	56,451
9,239	*	Bronco Drilling Co, Inc	59,684
14,980	*	Cal Dive International, Inc	97,520
9,434	*	Callon Petroleum Co	24,528

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,507	*	Cheniere Energy, Inc	$12,845
17,110	*	Complete Production Services, Inc	139,447
826	*	Dawson Geophysical Co	14,711
1,610	*	Energy Recovery, Inc	12,204
38,738		Energy XXI Bermuda Ltd	30,603
3,045	*	EXCO Resources, Inc	27,588
2,190	*	Geokinetics, Inc	5,409
5,429	*	Geomet, Inc	9,338
3,974	*	GMX Resources, Inc	100,622
5,800	*	Gulfport Energy Corp	22,910
12,370	*	Harvest Natural Resources, Inc	53,191
3,188		Kayne Anderson Energy Development Co	23,942
30,202	*	Meridian Resource Corp	17,215
33,376	*	Newpark Resources, Inc	123,491
60,385	*	Oilsands Quest, Inc	44,081
35,010	*	Parker Drilling Co	101,529
800	m,v,*	Petrocorp, Inc	0
8,103	*	Petroquest Energy, Inc	54,776
15,928	*	Pioneer Drilling Co	88,719
9,010		Precision Drilling Trust	75,592
650	*	Quest Resource Corp	286
8,586	*	RAM Energy Resources, Inc	7,556
10,081	*	Stone Energy Corp	111,093
1,804	*	Superior Well Services, Inc	18,040
11,497	*	Swift Energy Co	193,265
6,338	*	Toreador Resources Corp	34,796
5,620	*	Trico Marine Services, Inc	25,121
12,104	*	TXCO Resources, Inc	18,035
3,812	*	Union Drilling, Inc	19,784
15,551	*	Vaalco Energy, Inc	115,699
		TOTAL OIL AND GAS EXTRACTION	1,950,066

PAPER AND ALLIED PRODUCTS - 0.62%
19,098	*	AbitibiBowater, Inc	8,976
13,842	*	Buckeye Technologies, Inc	50,385
16,514		Glatfelter	153,580
6,117	*	Kapstone Paper and Packaging Corp	14,558
12,143	*	Mercer International, Inc	23,315
5,178		Neenah Paper, Inc	45,774
8,933		Rock-Tenn Co (Class A)	305,331
5,720		Schweitzer-Mauduit International, Inc	114,514
4,070		Verso Paper Corp	4,192
16,835		Wausau Paper Corp	192,592
		TOTAL PAPER AND ALLIED PRODUCTS	913,217

PERSONAL SERVICES - 0.53%
7,222		G & K Services, Inc (Class A)	146,029
10,381		Jackson Hewitt Tax Service, Inc	162,878
15,699		Regis Corp	228,106
2,346	*	Sally Beauty Holdings, Inc	13,349
2,552	*	Steiner Leisure Ltd	75,335
5,235		Unifirst Corp	155,427
		TOTAL PERSONAL SERVICES	781,124

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 0.23%
4,002		Alon USA Energy, Inc	$36,618
12,072	*	American Oil & Gas, Inc	9,658
5,074		Delek US Holdings, Inc	26,841
13,090	*	Headwaters, Inc	88,358
637		Quaker Chemical Corp	10,479
3,147		WD-40 Co	89,028
10,533		Western Refining, Inc	81,736
		TOTAL PETROLEUM AND COAL PRODUCTS	342,718

PRIMARY METAL INDUSTRIES - 1.19%
11,834		Belden CDT, Inc	247,094
7,440	*	Brush Engineered Materials, Inc	94,637
690	*	Coleman Cable, Inc	3,126
6,655		Encore Wire Corp	126,179
9,810		Gibraltar Industries, Inc	117,131
3,192	*	Haynes International, Inc	78,587
12,723	*	Horsehead Holding Corp	59,798
621		Matthews International Corp (Class A)	22,778
12,579		Mueller Industries, Inc	315,481
3,338	*	Northwest Pipe Co	142,232
700		Olympic Steel, Inc	14,259
8,391	*	RTI International Metals, Inc	120,075
1,290	*	Sutor Technology Group Ltd	2,980
8,714		Tredegar Corp	158,421
2,353	*	Universal Stainless & Alloy	34,095
19,258		Worthington Industries, Inc	212,223
		TOTAL PRIMARY METAL INDUSTRIES	1,749,096

PRINTING AND PUBLISHING - 0.69%
19,779	*	ACCO Brands Corp	68,238
8,455		AH Belo Corp (Class A)	18,432
16,581		American Greetings Corp (Class A)	125,519
31,050		Belo (A.H.) Corp (Class A)	48,438
8,833		Bowne & Co, Inc	51,938
1,507	*	Consolidated Graphics, Inc	34,118
3,676		Courier Corp	65,800
2,852		CSS Industries, Inc	50,594
9,390		Ennis, Inc	113,713
12,370		Harte-Hanks, Inc	77,189
15,413		Journal Communications, Inc (Class A)	37,762
17,823		Lee Enterprises, Inc	7,307
21,436		McClatchy Co (Class A)	17,149
11,554		Media General, Inc (Class A)	20,220
600		Multi-Color Corp	9,492
3,634	*	Playboy Enterprises, Inc (Class B)	7,849
8,432		Primedia, Inc	18,297
23,886	*	R.H. Donnelley Corp	8,838
5,496		Schawk, Inc (Class A)	62,984
8,778		Scholastic Corp	119,205
3,599		Standard Register Co	32,139
11,986	*	Valassis Communications, Inc	15,822
		TOTAL PRINTING AND PUBLISHING	1,011,043

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.06%
3,121	*	Genesee & Wyoming, Inc (Class A)	$95,191
		TOTAL RAILROAD TRANSPORTATION	95,191

REAL ESTATE - 0.20%
670		Consolidated-Tomoka Land Co	25,587
1,733		DuPont Fabros Technology, Inc	3,587
12,031	*	Forestar Real Estate Group, Inc	114,536
3,898	*	FX Real Estate and Entertainment, Inc	585
1,800		Grubb & Ellis Co	2,232
30,536		Stewart Enterprises, Inc (Class A)	91,913
2,424	*	Stratus Properties, Inc	30,203
7,160		Thomas Properties Group, Inc	18,544
		TOTAL REAL ESTATE	287,187

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
21,502		Cooper Tire & Rubber Co	132,452
9,712		Schulman (A.), Inc	165,105
11,282	*	Skechers U.S.A., Inc (Class A)	144,635
11,486		Spartech Corp	71,902
4,476	*	Trex Co, Inc	73,675
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	587,769

SECURITY AND COMMODITY BROKERS - 1.48%
8,302	*	Broadpoint Securities Group, Inc	24,657
7,346		Calamos Asset Management, Inc (Class A)	54,360
2,146		Cohen & Steers, Inc	23,585
800		Epoch Holding Corp	6,072
3,495		Evercore Partners, Inc (Class A)	43,653
9,355	*	FBR Capital Markets Corp	45,465
2,640		Fifth Street Finance Corp	19,932
48,605	*	Friedman Billings Ramsey Group, Inc (Class A)	8,263
1,890		GAMCO Investors, Inc (Class A)	51,635
9,421	*	KBW, Inc	216,683
30,662	*	Knight Capital Group, Inc (Class A)	495,191
18,672	*	LaBranche & Co, Inc	89,439
11,246	*	MarketAxess Holdings, Inc	91,767
6,631	*	Penson Worldwide, Inc	50,528
7,050	*	Piper Jaffray Cos	280,308
7,098		Sanders Morris Harris Group, Inc	42,517
9,034	*	Stifel Financial Corp	414,209
9,167		SWS Group, Inc	173,715
6,213	*	Thomas Weisel Partners Group, Inc	29,325
543		US Global Investors, Inc (Class A)	2,655
165		Westwood Holdings Group, Inc	4,688
		TOTAL SECURITY AND COMMODITY BROKERS	2,168,647

SOCIAL SERVICES - 0.11%
6,976	*	Capital Senior Living Corp	20,788
852	*	Providence Service Corp	1,235
9,130	*	Res-Care, Inc	137,133
		TOTAL SOCIAL SERVICES	159,156

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.72%
203		Alico, Inc	$8,321
2,127		Chemed Corp	84,591
14,645		Comfort Systems USA, Inc	156,116
14,298	*	Dycom Industries, Inc	117,530
15,184	*	EMCOR Group, Inc	340,577
10,134	*	Insituform Technologies, Inc (Class A)	199,538
2,048	*	Integrated Electrical Services, Inc	17,940
5,520	*	Layne Christensen Co	132,535
		TOTAL SPECIAL TRADE CONTRACTORS	1,057,148

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
5,226		Apogee Enterprises, Inc	54,141
1,096		Libbey, Inc	1,370
13,332	*	US Concrete, Inc	44,796
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	100,307

TEXTILE MILL PRODUCTS - 0.12%
10,838		Albany International Corp (Class A)	139,160
4,994		Oxford Industries, Inc	43,797
		TOTAL TEXTILE MILL PRODUCTS	182,957

TOBACCO PRODUCTS - 0.19%
9,272		Universal Corp	276,955
		TOTAL TOBACCO PRODUCTS	276,955

TRANSPORTATION BY AIR - 1.68%
20,581	*	Airtran Holdings, Inc	91,380
13,372	*	Alaska Air Group, Inc	391,131
849	*	Allegiant Travel Co	41,236
4,852	*	Atlas Air Worldwide Holdings, Inc	91,703
8,832	*	Bristow Group, Inc	236,609
2,584	*	Hawaiian Holdings, Inc	16,486
63,202	*	JetBlue Airways Corp	448,733
1,458	*	PHI, Inc	20,427
12,761	*	Republic Airways Holdings, Inc	136,160
21,307		Skywest, Inc	396,310
24,291		UAL Corp	267,687
42,300	*	US Airways Group, Inc	326,979
		TOTAL TRANSPORTATION BY AIR	2,464,841

TRANSPORTATION EQUIPMENT - 1.59%
7,283		A.O. Smith Corp	214,994
10,931	*	AAR Corp	201,240
16,840		American Axle & Manufacturing Holdings, Inc	48,668
586		American Railcar Industries, Inc	6,171
26,904		ArvinMeritor, Inc	76,676
7,755	*	ATC Technology Corp	113,456
31,982		Brunswick Corp	134,644
7,041		Clarcor, Inc	233,619
33,496	*	Dana Holding Corp	24,787
4,169	*	Dorman Products, Inc	55,031
3,854		Ducommun, Inc	64,362
17,522		Federal Signal Corp	143,856
10,443	*	Force Protection, Inc	62,449

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,957		Freightcar America, Inc	$72,294
430	*	Fuel Systems Solutions, Inc	14,087
727	*	GenTek, Inc	10,941
5,462		Greenbrier Cos, Inc	37,524
8,463		Group 1 Automotive, Inc	91,147
29,284	*	Hayes Lemmerz International, Inc	13,178
8,727		Kaman Corp	158,221
24,373	*	Lear Corp	34,366
1,358	*	LMI Aerospace, Inc	15,440
1,531		Polaris Industries, Inc	43,863
11,243		Spartan Motors, Inc	53,179
8,411		Superior Industries International, Inc	88,484
17,666	*	Tenneco, Inc	52,115
2,685		Triumph Group, Inc	114,005
30,824	*	Visteon Corp	10,788
10,785		Wabash National Corp	48,533
2,285		Westinghouse Air Brake Technologies Corp	90,829
		TOTAL TRANSPORTATION EQUIPMENT	2,328,947

TRANSPORTATION SERVICES - 0.20%
1,982	*	Dynamex, Inc	29,235
4,792	*	HUB Group, Inc (Class A)	127,131
12,524	*	Orbitz Worldwide, Inc	48,593
7,932		Pacer International, Inc	82,731
		TOTAL TRANSPORTATION SERVICES	287,690

TRUCKING AND WAREHOUSING - 0.74%
8,260		Arkansas Best Corp	248,709
8,286	*	Celadon Group, Inc	70,680
7,558		Heartland Express, Inc	119,114
5,752	*	Marten Transport Ltd	109,058
2,994	*	Old Dominion Freight Line	85,209
540	*	Patriot Transportation Holding, Inc	37,838
4,935	*	Saia, Inc	53,594
1,577	*	Universal Truckload Services, Inc	22,330
15,965		Werner Enterprises, Inc	276,833
21,689	*	YRC Worldwide, Inc	62,247
		TOTAL TRUCKING AND WAREHOUSING	1,085,612

WATER TRANSPORTATION - 0.43%
7,586		DHT Maritime, Inc	42,026
1,965		Golar LNG Ltd	13,283
2,026	*	Gulfmark Offshore, Inc	48,199
8,458	*	Hornbeck Offshore Services, Inc	138,204
2,045		International Shipholding Corp	51,800
9,168		Nordic American Tanker Shipping	309,420
2,723	*	Odyssey Marine Exploration, Inc	8,768
8,028	*	Ultrapetrol Bahamas Ltd	25,609
		TOTAL WATER TRANSPORTATION	637,309

WHOLESALE TRADE-DURABLE GOODS - 0.70%
8,289		Agilysys, Inc	35,560
10,805		Applied Industrial Technologies, Inc	204,431
8,564	*	Beacon Roofing Supply, Inc	118,868

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,025		Castle (A.M.) & Co	$65,251
7,607	*	Digi International, Inc	61,693
6,563	*	Drew Industries, Inc	78,756
17,425	*	Insight Enterprises, Inc	120,233
11,948	*	Interline Brands, Inc	127,007
1,411		Lawson Products, Inc	32,241
1,531		Owens & Minor, Inc	57,642
14,821		PEP Boys-Manny Moe & Jack	61,211
3,318		Pool Corp	59,624
1,040	*	TomoTherapy, Inc	2,475
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,024,992

WHOLESALE TRADE-NONDURABLE GOODS - 1.74%
8,639		Aceto Corp	86,476
9,880	*	Alliance One International, Inc	29,047
6,610		Andersons, Inc	108,933
2,280	*	BMP Sunstone Corp	12,700
2,506	*	Clearwater Paper Corp	21,025
3,429	*	Core-Mark Holding Co, Inc	73,792
15,312	*	Fresh Del Monte Produce, Inc	343,296
13,200	*	Hain Celestial Group, Inc	251,988
2,836		Kenneth Cole Productions, Inc (Class A)	20,079
9,462		K-Swiss, Inc (Class A)	107,867
2,014	*	LSB Industries, Inc	16,756
1,947	*	Maui Land & Pineapple Co, Inc	26,148
16,736		Men's Wearhouse, Inc	226,605
4,439		Myers Industries, Inc	35,512
4,644		Nash Finch Co	208,469
6,296		Nu Skin Enterprises, Inc (Class A)	65,667
1,772	*	Perry Ellis International, Inc	11,234
3,631		Schiff Nutrition International, Inc	21,677
6,859	*	School Specialty, Inc	131,144
7,030		Spartan Stores, Inc	163,448
3,016	*	Tractor Supply Co	108,998
10,842	*	United Natural Foods, Inc	193,204
8,544	*	United Stationers, Inc	286,140
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,550,205

		TOTAL COMMON STOCKS	145,617,356
		(Cost $212,015,427)

		TOTAL INVESTMENTS - 99.18%	145,617,356
		(Cost $212,015,427)

		OTHER ASSETS & LIABILITIES, NET - 0.82%	1,208,739

		NET ASSETS - 100.00%	$146,826,095

TIAA-CREF FUNDS - Small-Cap Value Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $0 which represents 0.00% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $66,398,071, consisting of gross unrealized appreciation of $6,878,758 and gross unrealized depreciation of
$73,276,829.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.35%

AGRICULTURAL PRODUCTION-CROPS - 0.10%
10,495	*	Chiquita Brands International, Inc	$155,116
646		Griffin Land & Nurseries, Inc (Class A)	23,812
		TOTAL AGRICULTURAL PRODUCTION-CROPS	178,928

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
3,078		Cal-Maine Foods, Inc	88,339
84		Seaboard Corp	100,296
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	188,635

AGRICULTURAL SERVICES - 0.04%
2,857	*	Cadiz, Inc	35,741
2,674		Calavo Growers, Inc	30,751
		TOTAL AGRICULTURAL SERVICES	66,492

AMUSEMENT AND RECREATION SERVICES - 0.64%
13,497	*	Bally Technologies, Inc	324,333
2,358		Churchill Downs, Inc	95,310
3,424		Dover Downs Gaming & Entertainment, Inc	10,888
2,925		Dover Motorsports, Inc	3,803
8,345	*	Life Time Fitness, Inc	108,068
18,527	*	Live Nation, Inc	106,345
14,745	*	Pinnacle Entertainment, Inc	113,242
21,771	*	Six Flags, Inc	6,749
3,665		Speedway Motorsports, Inc	59,043
3,792	*	Town Sports International Holdings, Inc	12,096
10,658	*	WMS Industries, Inc	286,700
5,482		World Wrestling Entertainment, Inc (Class A)	60,741
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,187,318

APPAREL AND ACCESSORY STORES - 1.43%
16,523	*	Aeropostale, Inc	266,020
8,048	*	American Apparel, Inc	16,016
9,673		Bebe Stores, Inc	72,257
10,543		Brown Shoe Co, Inc	89,299
5,733		Buckle, Inc	125,094
2,515	*	Cache, Inc	5,080
13,958	*	Carter's, Inc	268,832
8,582	*	Casual Male Retail Group, Inc	4,463
6,722		Cato Corp (Class A)	101,502
5,125	*	Charlotte Russe Holding, Inc	33,261
28,614	*	Charming Shoppes, Inc	69,818
42,892	*	Chico's FAS, Inc	179,289
5,678	*	Children's Place Retail Stores, Inc	123,099
8,337		Christopher & Banks Corp	46,687
3,705	*	Citi Trends, Inc	54,538

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,693	*	Collective Brands, Inc	$183,922
11,131	*	Dress Barn, Inc	119,547
3,589	*	DSW, Inc (Class A)	44,719
10,875		Finish Line, Inc (Class A)	60,900
10,596	*	HOT Topic, Inc	98,225
10,375	*	J Crew Group, Inc	126,575
4,448	*	JOS A Bank Clothiers, Inc	116,315
5,053	*	New York & Co, Inc	11,723
16,151	*	Pacific Sunwear Of California, Inc	25,680
2,332	*	Shoe Carnival, Inc	22,271
9,209		Stage Stores, Inc	75,974
1,287		Syms Corp	11,429
5,690		Talbots, Inc	13,599
6,113	*	Tween Brands, Inc	26,408
8,117	*	Under Armour, Inc (Class A)	193,509
23,617	*	Wet Seal, Inc (Class A)	70,142
		TOTAL APPAREL AND ACCESSORY STORES	2,656,193

APPAREL AND OTHER TEXTILE PRODUCTS - 0.39%
3,065		Columbia Sportswear Co	108,409
2,948	*	G-III Apparel Group Ltd	18,838
6,834	*	Gymboree Corp	178,299
4,582	*	Lululemon Athletica, Inc	36,335
5,547	*	Maidenform Brands, Inc	56,302
31,545	*	Quiksilver, Inc	58,043
4,199	*	True Religion Apparel, Inc	52,236
11,100	*	Warnaco Group, Inc	217,893
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	726,355

AUTO REPAIR, SERVICES AND PARKING - 0.20%
2,298	*	Amerco, Inc	79,350
6,544	*	Dollar Thrifty Automotive Group, Inc	7,133
3,392	*	Midas, Inc	35,582
3,947		Monro Muffler, Inc	100,649
1,826	*	Standard Parking Corp	35,315
9,504	*	Wright Express Corp	119,750
		TOTAL AUTO REPAIR, SERVICES AND PARKING	377,779

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
1,878	*	America's Car-Mart, Inc	25,935
7,600		Asbury Automotive Group, Inc	34,732
3,498	*	MarineMax, Inc	11,858
8,145	*	Rush Enterprises, Inc (Class A)	69,803
6,438		Sonic Automotive, Inc (Class A)	25,623
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	167,951

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
2,920	*	Builders FirstSource, Inc	4,468
1,804	*	Lumber Liquidators, Inc	19,050
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	23,518

BUSINESS SERVICES - 10.27%
99,147	*	3Com Corp	226,055
4,129	*	3D Systems Corp	32,784

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,044		Aaron Rents, Inc	$293,990
10,873		ABM Industries, Inc	207,131
8,184	*	ACI Worldwide, Inc	130,126
14,832	*	Actuate Corp	43,903
15,269		Acxiom Corp	123,832
5,185		Administaff, Inc	112,411
4,188	*	Advent Software, Inc	83,634
11,483		Aircastle Ltd	54,889
8,778	*	American Reprographics Co	60,568
5,919		American Software, Inc (Class A)	27,819
8,112	*	AMN Healthcare Services, Inc	68,628
6,507		Arbitron, Inc	86,413
1,290	*	ArcSight, Inc	10,333
21,324	*	Ariba, Inc	153,746
30,522	*	Art Technology Group, Inc	58,907
2,804		Asset Acceptance Capital Corp	14,328
4,998	*	athenahealth, Inc	188,025
11,147	*	Avocent Corp	199,643
3,154	*	Bankrate, Inc	119,852
8,234		BGC Partners, Inc (Class A)	22,726
10,793		Blackbaud, Inc	145,706
7,544	*	Blackboard, Inc	197,879
8,171	*	Blue Coat Systems, Inc	68,636
4,248	*	Bottomline Technologies, Inc	30,161
14,751	*	BPZ Energy, Inc	94,406
12,375		Brady Corp (Class A)	296,380
7,298	*	CACI International, Inc (Class A)	329,066
1,424	*	CAI International, Inc	4,514
7,379	*	Callidus Software, Inc	22,063
3,478	*	Capella Education Co	204,367
7,280	*	Cavium Networks, Inc	76,513
10,776	*	CBIZ, Inc	93,212
7,361	*	Chordiant Software, Inc	19,580
13,149	*	Ciber, Inc	63,247
2,462	*	Clinical Data, Inc	21,912
11,447	*	Cogent Communications Group, Inc	74,749
10,222	*	Cogent, Inc	138,713
10,039		Cognex Corp	148,577
10,664	*	Commvault Systems, Inc	143,004
5,837		Compass Diversified Trust	65,666
2,737	*	Compellent Technologies, Inc	26,631
2,262		Computer Programs & Systems, Inc	60,622
3,105	*	COMSYS IT Partners, Inc	6,955
10,634	*	Concur Technologies, Inc	349,007
4,747	*	Constant Contact, Inc	62,898
4,872	*	CoStar Group, Inc	160,484
8,450	*	CSG Systems International, Inc	147,622
16,937	*	Cybersource Corp	203,075
7,959	*	Data Domain, Inc	149,629
10,604	*	DealerTrack Holdings, Inc	126,082
3,072	*	Deltek, Inc	14,254
12,453		Deluxe Corp	186,297
3,800	*	Dice Holdings, Inc	15,504
9,040	*	Digital River, Inc	224,192

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,631	*	DivX, Inc	$34,680
1,117	*	DMRC Corp	11,192
4,220	*	Double-Take Software, Inc	37,853
6,116	*	DynCorp International, Inc (Class A)	92,780
27,186	*	Earthlink, Inc	183,777
1,436	*	Ebix, Inc	34,320
7,039	*	Echelon Corp	57,368
13,427	*	Eclipsys Corp	190,529
5,343		Electro Rent Corp	59,628
12,832	*	Electronics for Imaging, Inc	122,674
14,710	*	Entrust, Inc	23,242
14,542	*	Epicor Software Corp	69,802
8,666	*	EPIQ Systems, Inc	144,809
30,253	*	Evergreen Energy, Inc	8,773
2,806	*	ExlService Holdings, Inc	24,047
12,066		Fair Isaac Corp	203,433
9,356	*	FalconStor Software, Inc	26,010
1,988	*	First Advantage Corp (Class A)	28,130
3,749	*	Forrester Research, Inc	105,759
14,645	*	Gartner, Inc	261,120
6,061	*	Gerber Scientific, Inc	30,972
4,892		Gevity HR, Inc	7,387
7,757	*	Global Cash Access, Inc	17,221
3,358	*	Global Sources Ltd	18,301
1,823	*	Guidance Software, Inc	7,438
3,900	*	H&E Equipment Services, Inc	30,069
7,950	*	Hackett Group, Inc	23,214
10,448		Healthcare Services Group	166,437
6,173		Heartland Payment Systems, Inc	108,028
4,241		Heidrick & Struggles International, Inc	91,351
6,135	*	HMS Holdings Corp	193,375
4,050	*	HSW International, Inc	1,539
6,136	*	Hudson Highland Group, Inc	20,556
11,460	*	Hypercom Corp	12,377
3,432	*	i2 Technologies, Inc	21,930
2,143	*	ICT Group, Inc	9,815
4,741	*	iGate Corp	30,864
7,478		infoGROUP, Inc	35,446
21,796	*	Informatica Corp	299,258
8,576		Infospace, Inc	64,749
8,132	*	Innerworkings, Inc	53,265
3,798	*	Integral Systems, Inc	45,766
8,992		Interactive Data Corp	221,743
2,686	*	Interactive Intelligence, Inc	17,217
9,746	*	Internap Network Services Corp	24,365
4,276	*	Internet Brands, Inc (Class A)	24,886
9,808	*	Internet Capital Group, Inc	53,454
11,188	*	Interwoven, Inc	140,969
8,299	*	inVentiv Health, Inc	95,770
18,399		Jack Henry & Associates, Inc	357,124
6,186	*	JDA Software Group, Inc	81,222
6,304		Kelly Services, Inc (Class A)	82,015
5,528	*	Kenexa Corp	44,113
2,672	*	Keynote Systems, Inc	20,601

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,610	*	Kforce, Inc	$58,445
7,171	*	Knot, Inc	59,663
11,222	*	Korn/Ferry International	128,155
29,013	*	Lawson Software, Inc	137,522
6,278	*	Limelight Networks, Inc	15,381
2,826	*	Liquidity Services, Inc	23,541
10,573	*	Magma Design Automation, Inc	10,784
5,964	*	Manhattan Associates, Inc	94,291
5,045	*	Mantech International Corp (Class A)	273,389
5,085		Marchex, Inc (Class B)	29,646
22,716	*	Mentor Graphics Corp	117,442
2,128	*	MicroStrategy, Inc (Class A)	79,013
5,572	*	Midway Games, Inc	1,059
11,314	*	ModusLink Global Solutions, Inc	32,697
2,918	*	Monotype Imaging Holdings, Inc	16,924
33,141	*	Move, Inc	53,026
22,739	*	MPS Group, Inc	171,225
10,715	*	MSC.Software Corp	71,576
1,665	*	NCI, Inc (Class A)	50,166
9,913	*	Ness Technologies, Inc	42,428
9,931	*	NetFlix, Inc	296,837
7,324	*	Netscout Systems, Inc	63,133
1,300	*	NetSuite, Inc	10,972
9,771		NIC, Inc	44,947
15,464	*	Omniture, Inc	164,537
8,353	*	On Assignment, Inc	47,362
7,061	*	Online Resources Corp	33,469
18,565	*	OpenTV Corp (Class A)	22,835
2,556	*	Opnet Technologies, Inc	25,202
28,345	*	Parametric Technology Corp	358,563
4,032		PC-Tel, Inc	26,490
3,720		Pegasystems, Inc	45,979
8,373	*	Perficient, Inc	40,023
21,254	*	Perot Systems Corp (Class A)	290,542
10,356	*	Phase Forward, Inc	129,657
6,702	*	Phoenix Technologies Ltd	23,457
3,788		Portfolio Recovery Associates, Inc	128,186
14,901	*	Premiere Global Services, Inc	128,298
10,205	*	Progress Software Corp	196,548
3,162	*	PROS Holdings, Inc	18,182
1,692	*	Protection One, Inc	8,088
3,019		QAD, Inc	12,650
4,330		Quality Systems, Inc	188,875
17,779	*	Quest Software, Inc	223,838
3,440	*	Rackspace Hosting, Inc	18,507
5,350	*	Radiant Systems, Inc	18,030
5,234	*	Radisys Corp	28,944
11,320	*	Raser Technologies, Inc	42,903
21,903	*	RealNetworks, Inc	77,318
2,138		Renaissance Learning, Inc	19,221
16,487	*	Rent-A-Center, Inc	290,996
7,017	*	RightNow Technologies, Inc	54,241
5,172	*	Riskmetrics Group Inc	77,011
10,043		Rollins, Inc	181,577

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,981	*	RSC Holdings, Inc	$102,078
12,415	*	S1 Corp	97,954
22,417	*	Sapient Corp	99,531
7,845	*	Smith Micro Software, Inc	43,618
13,405	*	SonicWALL, Inc	53,352
51,087	*	Sonus Networks, Inc	80,717
16,217		Sotheby's (Class A)	144,169
3,881	*	Sourcefire, Inc	21,734
12,590	*	Spherion Corp	27,824
4,414	*	SPSS, Inc	119,001
10,585	*	SRA International, Inc (Class A)	182,591
5,073	*	Stratasys, Inc	54,535
5,272	*	SuccessFactors, Inc	30,261
11,334	*	SupportSoft, Inc	25,275
19,541	*	Sybase, Inc	484,030
8,031	*	SYKES Enterprises, Inc	153,553
5,127	*	Synchronoss Technologies, Inc	54,654
4,291	*	SYNNEX Corp	48,617
3,132		Syntel, Inc	72,412
18,772		Take-Two Interactive Software, Inc	141,916
3,557		TAL International Group, Inc	50,154
6,390	*	Taleo Corp (Class A)	50,034
3,400	*	TechTarget, Inc	14,688
9,554	*	TeleTech Holdings, Inc	79,776
1,847		Textainer Group Holdings Ltd	19,578
3,922		TheStreet.com, Inc	11,374
16,330	*	THQ, Inc	68,423
46,283	*	TIBCO Software, Inc	240,209
6,013		TNS, Inc	56,462
7,993	*	TradeStation Group, Inc	51,555
10,940	*	TrueBlue, Inc	104,696
6,200	*	Ultimate Software Group, Inc	90,520
3,420	*	Unica Corp	18,742
18,224		United Online, Inc	110,620
21,224	*	Valueclick, Inc	145,172
6,537	*	Vasco Data Security International	67,527
5,056		Viad Corp	125,085
6,056	*	Vignette Corp	56,987
1,697	*	Virtusa Corp	9,571
3,883	*	Vocus, Inc	70,709
3,110	*	Volt Information Sciences, Inc	22,485
11,249	*	Websense, Inc	168,398
6,994	*	Website Pros, Inc	25,598
17,295	*	Wind River Systems, Inc	156,174
		TOTAL BUSINESS SERVICES	19,120,259

CHEMICALS AND ALLIED PRODUCTS - 7.29%
8,562	*	Acadia Pharmaceuticals, Inc	7,706
9,107	*	Acorda Therapeutics, Inc	186,785
1,590	*	Acura Pharmaceuticals, Inc	11,671
11,281	*	Adolor Corp	18,726
5,508	*	Albany Molecular Research, Inc	53,648
18,957	*	Alexion Pharmaceuticals, Inc	686,053
5,447	*	Alexza Pharmaceuticals, Inc	17,267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,091	*	Alkermes, Inc	$245,919
12,913	*	Allos Therapeutics, Inc	79,028
8,598	*	Alnylam Pharmaceuticals, Inc	212,629
4,137	*	AMAG Pharmaceuticals, Inc	148,311
15,151	*	American Oriental Bioengineering, Inc	102,875
4,644		American Vanguard Corp	54,335
1,254	*	Amicus Therapeutics, Inc	10,007
6,029		Arch Chemicals, Inc	157,176
2,647	*	Ardea Biosciences, Inc	31,685
18,027	*	Arena Pharmaceuticals, Inc	75,173
10,432	*	Arqule, Inc	44,023
11,564	*	Array Biopharma, Inc	46,834
10,006	*	Auxilium Pharmaceuticals, Inc	284,571
9,867	*	Aventine Renewable Energy Holdings, Inc	6,414
4,422		Balchem Corp	110,152
2,640	*	Biodel, Inc	12,725
4,254	*	BioForm Medical, Inc	3,871
2,574	*	BioMimetic Therapeutics, Inc	23,732
4,238	*	Cadence Pharmaceuticals, Inc	30,641
13,124	*	Calgon Carbon Corp	201,585
5,746		Cambrex Corp	26,547
2,205	*	Caraco Pharmaceutical Laboratories Ltd	13,054
16,646	*	Cell Genesys, Inc	3,662
3,656	*	Celldex Therapeutics, Inc	28,956
4,238	*	Chattem, Inc	303,144
3,305	*	China Precision Steel, Inc	4,131
11,470	*	Columbia Laboratories, Inc	14,567
3,637	*	Cougar Biotechnology, Inc	94,562
13,881	*	Cubist Pharmaceuticals, Inc	335,365
9,533	*	Cypress Bioscience, Inc	65,206
8,566	*	Cytokinetics, Inc	24,413
5,283	*	Cytori Therapeutics, Inc	19,072
22,850	*	Dendreon Corp	104,653
23,695	*	Discovery Laboratories, Inc	26,538
20,508	*	Durect Corp	69,522
6,153	*	Elizabeth Arden, Inc	77,589
3,377	*	Emergent Biosolutions, Inc	88,173
11,263	*	Enzon Pharmaceuticals, Inc	65,663
5,908	*	Facet Biotech Corp	56,658
10,463		Ferro Corp	73,764
18,728	*	Geron Corp	87,460
4,372	*	GTx, Inc	73,624
11,744		H.B. Fuller Co	189,196
14,309	*	Halozyme Therapeutics, Inc	80,130
33,237	*	Human Genome Sciences, Inc	70,462
6,788	*	ICO, Inc	21,450
6,504	*	Idenix Pharmaceuticals, Inc	37,658
5,248	*	Idera Pharmaceuticals, Inc	40,305
17,205	*	Immucor, Inc	457,308
11,564	*	Immunogen, Inc	49,610
19,654	*	Indevus Pharmaceuticals, Inc	61,714
2,500		Innophos Holdings, Inc	49,525
5,714		Innospec, Inc	33,655
11,265	*	Inspire Pharmaceuticals, Inc	40,554

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,122		Inter Parfums, Inc	$23,977
7,542	*	InterMune, Inc	79,794
11,209	*	Javelin Pharmaceuticals, Inc	14,011
2,090	*	Jazz Pharmaceuticals, Inc	4,034
4,073		Kaiser Aluminum Corp	91,724
5,079		Koppers Holdings, Inc	109,808
7,029	*	KV Pharmaceutical Co (Class A)	20,244
5,863	*	Landec Corp	38,579
23,652		Ligand Pharmaceuticals, Inc (Class B)	64,806
4,175		Mannatech, Inc	10,229
13,420	*	MannKind Corp	46,031
1,914	*	MAP Pharmaceuticals, Inc	13,360
3,785	*	Marshall Edwards, Inc	2,650
8,164		Martek Biosciences Corp	247,451
30,832	*	Medarex, Inc	172,043
12,686	*	Medicines Co	186,865
13,883		Medicis Pharmaceutical Corp (Class A)	192,974
6,376	*	Medivation, Inc	92,898
9,907		Meridian Bioscience, Inc	252,331
7,422	*	MiddleBrook Pharmaceuticals, Inc	11,133
4,593		Minerals Technologies, Inc	187,854
4,870	*	Molecular Insight Pharmaceuticals, Inc	20,941
6,440	*	Momenta Pharmaceuticals, Inc	74,704
13,380	*	Nabi Biopharmaceuticals	44,823
3,159	*	Nanosphere, Inc	15,037
9,415	*	Neurocrine Biosciences, Inc	30,128
3,235		NewMarket Corp	112,934
1,766		NL Industries, Inc	23,664
14,402	*	Novavax, Inc	27,220
6,289	*	Noven Pharmaceuticals, Inc	69,179
11,333	*	NPS Pharmaceuticals, Inc	70,378
4,392	*	Obagi Medical Products, Inc	32,764
18,192		Olin Corp	328,911
7,459	*	OM Group, Inc	157,459
13,669	*	Onyx Pharmaceuticals, Inc	466,932
11,741	*	Opko Health, Inc	19,020
6,146	*	Optimer Pharmaceuticals, Inc	74,428
11,606	*	OraSure Technologies, Inc	42,710
4,894	*	Orexigen Therapeutics, Inc	27,309
14,015	*	OSI Pharmaceuticals, Inc	547,285
3,595	*	Osiris Therapeutics, Inc	68,880
12,326	*	Pacific Ethanol, Inc	5,423
8,549	*	Pain Therapeutics, Inc	50,610
8,363	*	Par Pharmaceutical Cos, Inc	112,148
13,972	*	Parexel International Corp	135,668
29,542		PDL BioPharma, Inc	182,570
5,756	*	PetMed Express, Inc	101,478
4,291	*	Pharmasset, Inc	56,255
7,460	*	PharMerica Corp	116,898
22,951	*	PolyOne Corp	72,296
6,016	*	Pozen, Inc	30,321
8,441	*	Prestige Brands Holdings, Inc	89,053
6,635	*	Progenics Pharmaceuticals, Inc	68,407
2,109	*	Protalix BioTherapeutics, Inc	3,881

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,767	*	Questcor Pharmaceuticals, Inc	$118,861
6,783	*	Quidel Corp	88,654
5,620	*	Rexahn Pharmaceuticals, Inc	5,002
10,185	*	Rockwood Holdings, Inc	109,998
11,414	*	Salix Pharmaceuticals Ltd	100,786
11,835		Sensient Technologies Corp	282,620
24,033	*	Solutia, Inc	108,149
1,597		Stepan Co	75,043
2,239	*	Sucampo Pharmaceuticals, Inc (Class A)	12,874
3,877	*	SurModics, Inc	97,972
3,225	*	Synta Pharmaceuticals Corp	19,737
4,439	*	Targacept, Inc	15,803
13,038	*	Theravance, Inc	161,541
5,263	*	Ulta Salon Cosmetics & Fragrance, Inc	43,578
10,233	*	Unifi, Inc	28,857
5,558	*	United Therapeutics Corp	347,652
1,699	*	USANA Health Sciences, Inc	58,174
27,490	*	USEC, Inc	123,430
15,527	*	Valeant Pharmaceuticals International	355,567
19,156	*	Viropharma, Inc	249,411
4,670		Westlake Chemical Corp	76,074
17,654	*	WR Grace & Co	105,394
6,029	*	Xenoport, Inc	151,207
32,423	*	XOMA Ltd	20,102
9,766	*	Zymogenetics, Inc	29,298
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,579,726

COAL MINING - 0.11%
30,612	*	International Coal Group, Inc	70,408
6,788	*	James River Coal Co	104,059
8,028	*	National Coal Corp	10,196
2,329	*	Westmoreland Coal Co	25,852
		TOTAL COAL MINING	210,515

COMMUNICATIONS - 1.89%
13,674		Adtran, Inc	203,469
10,944		Alaska Communications Systems Group, Inc	102,655
7,433	*	Anixter International, Inc	223,883
12,720	*	Aruba Networks, Inc	32,436
2,376		Atlantic Tele-Network, Inc	63,083
4,260	*	Audiovox Corp (Class A)	21,343
12,312	*	Brightpoint, Inc	53,557
5,845	*	Cbeyond Communications, Inc	93,403
16,275	*	Centennial Communications Corp	131,177
100,056	*	Charter Communications, Inc (Class A)	8,185
57,089	*	Cincinnati Bell, Inc	110,182
36,370		Citadel Broadcasting Corp	5,819
5,771		Consolidated Communications Holdings, Inc	68,559
5,647	*	Cox Radio, Inc (Class A)	33,938
3,482	*	Crown Media Holdings, Inc (Class A)	9,924
6,466	*	Cumulus Media, Inc (Class A)	16,100
4,278	*	DG FastChannel, Inc	53,389
5,821		Entercom Communications Corp (Class A)	7,160
14,738	*	Entravision Communications Corp (Class A)	22,991

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
21,040		Fairpoint Communications, Inc	$69,011
26,977	*	FiberTower Corp	4,316
1,632		Fisher Communications, Inc	33,684
10,748	*	General Communication, Inc (Class A)	86,951
4,432	*	GeoEye, Inc	85,227
6,230	*	Global Crossing Ltd	49,466
2,900	*	Global Traffic Network, Inc	16,936
8,100	*	Globalstar, Inc	1,620
10,737		Gray Television, Inc	4,295
1,750	*	Hughes Communications, Inc	27,895
1,179	*	Hungarian Telephone & Cable	10,139
7,296		Ibasis, Inc	10,287
24,285	*	ICO Global Communications Holdings Ltd (Class A)	27,442
12,998	*	IDT Corp (Class B)	5,199
7,735		Iowa Telecommunications Services, Inc	110,456
4,205		iPCS, Inc	28,846
11,008	*	j2 Global Communications, Inc	220,601
6,844	*	Knology, Inc	35,315
7,850	*	Lin TV Corp (Class A)	8,557
10,272	*	Mastec, Inc	118,950
9,653	*	Mediacom Communications Corp (Class A)	41,508
4,079	*	Neutral Tandem, Inc	66,161
9,395	*	Nextwave Wireless, Inc	846
7,784	*	Novatel Wireless, Inc	36,118
7,271		NTELOS Holdings Corp	179,303
8,410	*	Orbcomm, Inc	18,166
32,474	*	PAETEC Holding Corp	46,763
623		Preformed Line Products Co	28,683
9,236		RCN Corp	54,492
9,053	*	SAVVIS, Inc	62,375
5,764		Shenandoah Telecom Co	161,680
12,162		Sinclair Broadcast Group, Inc (Class A)	37,702
4,916	*	Switch & Data Facilities Co, Inc	36,329
12,332	*	Syniverse Holdings, Inc	147,244
8,239	*	TeleCommunication Systems, Inc (Class A)	70,773
12,999	*	Terremark Worldwide, Inc	50,566
11,259	*	TerreStar Corp	4,504
24,655	*	TiVo, Inc	176,530
5,745		USA Mobility, Inc	66,470
8,330	*	Virgin Mobile USA, Inc (Class A)	6,997
13,802	*	Vonage Holdings Corp	9,109
		TOTAL COMMUNICATIONS	3,518,765

DEPOSITORY INSTITUTIONS - 9.98%
3,797		1st Source Corp	89,723
6,093		Abington Bancorp, Inc	56,360
4,903		Amcore Financial, Inc	17,749
3,217		Ameris Bancorp	38,121
1,416		Ames National Corp	37,581
4,655		Anchor Bancorp Wisconsin, Inc	12,848
2,276		Arrow Financial Corp	57,219
1,807		Bancfirst Corp	95,626
6,666		Banco Latinoamericano de Exportaciones S.A. (Class E)	95,724
4,110		BancTrust Financial Group, Inc	60,664

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,823		Bank Mutual Corp	$136,437
3,016		Bank of the Ozarks, Inc	89,394
4,569		BankFinancial Corp	46,558
2,927		Banner Corp	27,543
8,130	*	Beneficial Mutual Bancorp, Inc	91,463
2,872		Berkshire Hills Bancorp, Inc	88,630
13,509		Boston Private Financial Holdings, Inc	92,402
14,269		Brookline Bancorp, Inc	151,965
652		Brooklyn Federal Bancorp, Inc	9,161
1,334		Bryn Mawr Bank Corp	26,813
1,936		Camden National Corp	52,233
2,834		Capital City Bank Group, Inc	77,198
3,531		Capitol Bancorp Ltd	27,542
4,667		Cardinal Financial Corp	26,555
5,767		Cascade Bancorp	38,927
1,663		Cass Information Systems, Inc	50,655
12,187		Cathay General Bancorp	289,441
2,458		Centerstate Banks of Florida, Inc	41,761
6,914		Central Pacific Financial Corp	69,417
5,769		Chemical Financial Corp	160,840
2,271		Citizens & Northern Corp	44,852
30,820		Citizens Republic Bancorp, Inc	91,844
3,304		City Bank	17,181
3,944		City Holding Co	137,172
2,707		Clifton Savings Bancorp, Inc	32,105
4,538		CoBiz, Inc	44,200
49,116		Colonial Bancgroup, Inc	101,670
4,411		Columbia Banking System, Inc	52,623
8,121		Community Bank System, Inc	198,071
3,709		Community Trust Bancorp, Inc	136,306
7,510	*	Corus Bankshares, Inc	8,336
16,138		CVB Financial Corp	192,042
6,029		Dime Community Bancshares	80,186
5,937	*	Dollar Financial Corp	61,151
15,334		East West Bancorp, Inc	244,884
1,251	*	Encore Bancshares, Inc	13,761
2,879		Enterprise Financial Services Corp	43,876
4,213		ESSA Bancorp, Inc	59,530
11,838	*	Euronet Worldwide, Inc	137,439
1,233		Farmers Capital Bank Corp	30,110
2,117		Financial Institutions, Inc	30,379
3,549		First Bancorp	65,124
17,408		First Bancorp	193,925
2,274		First Bancorp, Inc	45,230
6,372		First Busey Corp	116,225
20,652		First Commonwealth Financial Corp	255,672
2,246		First Community Bancshares, Inc	78,318
8,947		First Financial Bancorp	110,853
5,150		First Financial Bankshares, Inc	284,332
2,779		First Financial Corp	113,911
2,770		First Financial Holdings, Inc	56,065
5,835		First Financial Northwest, Inc	54,499
4,598		First Merchants Corp	102,122
12,089		First Midwest Bancorp, Inc	241,417

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,114		First Niagara Financial Group, Inc	$470,772
4,165		First Place Financial Corp	15,952
1,625		First South Bancorp, Inc	20,410
3,336	*	FirstFed Financial Corp	5,838
19,878		FirstMerit Corp	409,287
10,453	*	Flagstar Bancorp, Inc	7,422
5,155		Flushing Financial Corp	61,654
21,300		FNB Corp	281,160
1,190	*	Fox Chase Bancorp, Inc	13,090
12,150		Frontier Financial Corp	52,974
14,743		Glacier Bancorp, Inc	280,412
3,274		Greene County Bancshares, Inc	44,327
11,994	*	Guaranty Bancorp	23,988
6,372		Hancock Holding Co	289,671
9,099		Hanmi Financial Corp	18,744
10,684		Harleysville National Corp	154,277
3,188		Heartland Financial USA, Inc	65,641
2,258		Heritage Commerce Corp	25,380
3,187		Home Bancshares, Inc	85,890
1,276		Home Federal Bancorp, Inc	13,679
3,857		IBERIABANK Corp	185,136
3,921		Independent Bank Corp	102,573
4,825		Integra Bank Corp	6,610
12,641		International Bancshares Corp	275,953
10,585	*	Investors Bancorp, Inc	142,157
4,277		Kearny Financial Corp	54,746
4,966		Lakeland Bancorp, Inc	55,917
2,944		Lakeland Financial Corp	70,126
4,859		MainSource Financial Group, Inc	75,315
8,574		MB Financial, Inc	239,643
2,029	*	Meridian Interstate Bancorp, Inc	18,768
5,647		Midwest Banc Holdings, Inc	7,906
5,681		Nara Bancorp, Inc	55,844
636		NASB Financial, Inc	17,172
19,623		National Penn Bancshares, Inc	284,730
7,980		NBT Bancorp, Inc	223,121
12,149	*	Net 1 UEPS Technologies, Inc	166,441
26,719		NewAlliance Bancshares, Inc	351,889
4,899		Northfield Bancorp, Inc	55,114
4,112		Northwest Bancorp, Inc	87,915
1,708		OceanFirst Financial Corp	28,353
16,337		Old National Bancorp	296,680
3,533		Old Second Bancorp, Inc	40,983
5,939		Oriental Financial Group, Inc	35,931
3,258	*	Oritani Financial Corp	54,897
11,348		Pacific Capital Bancorp	191,554
2,352		Pacific Continental Corp	35,209
5,911		PacWest Bancorp	159,006
2,703		Park National Corp	193,940
2,050		Peapack Gladstone Financial Corp	54,612
1,006	*	Pennsylvania Commerce Bancorp, Inc	26,820
2,658		Peoples Bancorp, Inc	50,848
5,545	*	Pinnacle Financial Partners, Inc	165,296
4,741		Premierwest Bancorp	31,717

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,154		PrivateBancorp, Inc	$167,299
9,707		Prosperity Bancshares, Inc	287,230
8,184		Provident Bankshares Corp	79,057
14,415		Provident Financial Services, Inc	220,550
9,879		Provident New York Bancorp	122,500
5,207		Renasant Corp	88,675
2,264		Republic Bancorp, Inc (Class A)	61,581
1,839		Rockville Financial, Inc	25,691
1,805		Roma Financial Corp	22,725
5,776		S&T Bancorp, Inc	205,048
3,200		S.Y. Bancorp, Inc	88,000
3,990		Sandy Spring Bancorp, Inc	87,102
1,281		Santander BanCorp	16,000
2,743		SCBT Financial Corp	94,634
3,144		Seacoast Banking Corp of Florida	20,750
2,143		Shore Bancshares, Inc	51,411
1,732		Sierra Bancorp	36,372
8,732	*	Signature Bank	250,521
3,376		Simmons First National Corp (Class A)	99,491
2,472		Smithtown Bancorp, Inc	39,626
18,164		South Financial Group, Inc	78,468
2,947		Southside Bancshares, Inc	69,255
3,505		Southwest Bancorp, Inc	45,425
2,776		State Bancorp, Inc	27,038
5,450		StellarOne Corp	92,105
4,425		Sterling Bancorp	62,083
18,140		Sterling Bancshares, Inc	110,291
12,619		Sterling Financial Corp	111,047
2,303		Suffolk Bancorp	82,747
3,533	*	Sun Bancorp, Inc	26,462
21,202		Susquehanna Bancshares, Inc	337,324
7,409	*	SVB Financial Group	194,338
6,778	*	Texas Capital Bancshares, Inc	90,554
1,416		Tompkins Trustco, Inc	82,057
4,972		TowneBank	123,256
3,442		Trico Bancshares	85,947
18,436		Trustco Bank Corp NY	175,326
12,281		Trustmark Corp	265,147
26,693		UCBH Holdings, Inc	183,648
7,667		UMB Financial Corp	376,755
14,592		Umpqua Holdings Corp	211,146
3,223		Union Bankshares Corp	79,930
9,380		United Bankshares, Inc	311,604
9,933		United Community Banks, Inc	134,896
5,611		United Community Financial Corp	5,050
4,414		United Financial Bancorp, Inc	66,828
1,690		United Security Bancshares	19,570
3,173		Univest Corp of Pennsylvania	101,980
2,777		ViewPoint Financial Group	44,571
420		W Holding Co, Inc	4,326
3,287		Washington Trust Bancorp, Inc	64,918
1,389	*	Waterstone Financial, Inc	4,653
6,599		WesBanco, Inc	179,559
4,394		West Bancorporation, Inc	53,827

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,836		West Coast Bancorp	$25,279
7,154		Westamerica Bancorporation	365,926
4,996	*	Western Alliance Bancorp	50,410
7,676		Westfield Financial, Inc	79,216
4,273		Wilshire Bancorp, Inc	38,799
5,932		Wintrust Financial Corp	122,021
1,526		WSFS Financial Corp	73,233
2,978		Yadkin Valley Financial Corp	42,437
		TOTAL DEPOSITORY INSTITUTIONS	18,579,166

EATING AND DRINKING PLACES - 1.37%
6,174	*	AFC Enterprises	28,956
4,449	*	BJ's Restaurants, Inc	47,916
7,582		Bob Evans Farms, Inc	154,900
4,282	*	Buffalo Wild Wings, Inc	109,833
5,275	*	California Pizza Kitchen, Inc	56,548
5,354		CBRL Group, Inc	110,239
5,075	*	CEC Entertainment, Inc	123,069
14,946	*	Cheesecake Factory	150,955
12,909		CKE Restaurants, Inc	112,050
23,058	*	Denny's Corp	45,885
4,472		DineEquity, Inc	51,696
9,056		Domino's Pizza, Inc	42,654
859	*	Einstein Noah Restaurant Group, Inc	4,939
14,502	*	Jack in the Box, Inc	320,349
12,380	*	Krispy Kreme Doughnuts, Inc	20,798
2,805		Landry's Restaurants, Inc	32,538
4,179	*	Luby's, Inc	17,510
4,080		O'Charleys, Inc	8,160
5,326	*	Papa John's International, Inc	98,158
5,865	*	PF Chang's China Bistro, Inc	122,813
3,898	*	Red Robin Gourmet Burgers, Inc	65,603
1,794	*	Rick's Cabaret International, Inc	7,158
12,710		Ruby Tuesday, Inc	19,828
4,930	*	Ruth's Chris Steak House, Inc	6,803
15,024	*	Sonic Corp	182,842
6,958	*	Steak N Shake Co	41,400
12,428	*	Texas Roadhouse, Inc (Class A)	96,317
96,758		Wendy's/Arby's Group, Inc (Class A)	477,986
		TOTAL EATING AND DRINKING PLACES	2,557,903

EDUCATIONAL SERVICES - 0.35%
2,709	*	American Public Education, Inc	100,748
20,964	*	Corinthian Colleges, Inc	343,180
2,532	*	Grand Canyon Education, Inc	47,551
1,410	*	K12, Inc	26,889
1,728	*	Learning Tree International, Inc	14,723
857	*	Lincoln Educational Services Corp	11,355
2,590	*	Princeton Review, Inc	12,769
5,282	*	Universal Technical Institute, Inc	90,692
		TOTAL EDUCATIONAL SERVICES	647,907

ELECTRIC, GAS, AND SANITARY SERVICES - 5.19%
6,459		Allete, Inc	208,432

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,096		American Ecology Corp	$82,862
4,111		American States Water Co	135,581
13,178		Avista Corp	255,390
29,217	*	Beacon Power Corp	15,485
9,537		Black Hills Corp	257,118
4,865		California Water Service Group	225,882
4,597	*	Casella Waste Systems, Inc (Class A)	18,756
2,684		Central Vermont Public Service Corp	64,040
3,864		CH Energy Group, Inc	198,571
1,737		Chesapeake Utilities Corp	54,681
6,037	*	Clean Energy Fuels Corp	36,463
4,800	*	Clean Harbors, Inc	304,512
14,875		Cleco Corp	339,596
2,119		Connecticut Water Service, Inc	50,030
3,701		Consolidated Water Co, Inc	46,263
9,879		Crosstex Energy, Inc	38,528
11,161	*	El Paso Electric Co	201,902
8,379		Empire District Electric Co	147,470
7,976		EnergySolutions, Inc	45,064
2,374	*	EnerNOC, Inc	17,663
11,182		Idacorp, Inc	329,310
12,106		ITC Holdings Corp	528,789
5,350		Laclede Group, Inc	250,594
5,366		MGE Energy, Inc	177,078
3,343		Middlesex Water Co	57,600
10,309		New Jersey Resources Corp	405,659
11,138		Nicor, Inc	386,934
6,520		Northwest Natural Gas Co	288,380
8,725		NorthWestern Corp	204,776
4,426		Ormat Technologies, Inc	141,057
8,543		Otter Tail Corp	199,308
3,833	*	Pico Holdings, Inc	101,881
18,093		Piedmont Natural Gas Co, Inc	573,004
4,095	*	Pike Electric Corp	50,369
19,632	*	Plug Power, Inc	20,025
20,912		PNM Resources, Inc	210,793
15,472		Portland General Electric Co	301,240
2,341		Resource America, Inc (Class A)	9,364
3,097		SJW Corp	92,724
7,333		South Jersey Industries, Inc	292,220
10,716		Southwest Gas Corp	270,258
4,730		Southwest Water Co	15,231
68	b,m,v*	Touch America Holdings, Inc	0
6,179		UIL Holdings Corp	185,555
8,546		Unisource Energy Corp	250,911
19,713	*	Waste Connections, Inc	622,338
4,594	*	Waste Services, Inc	30,229
25,714		Westar Energy, Inc	527,394
12,200		WGL Holdings, Inc	398,818
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,666,128

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.54%
6,126	*	Acme Packet, Inc	32,223
6,148	*	Actel Corp	72,055

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,869		Acuity Brands, Inc	$344,526
28,772	*	Adaptec, Inc	94,948
11,136	*	Advanced Analogic Technologies, Inc	33,631
10,772	*	Advanced Battery Technologies, Inc	28,654
7,885	*	Advanced Energy Industries, Inc	78,456
4,678	*	Airvana, Inc	28,629
10,469	*	American Superconductor Corp	170,749
26,760	*	Amkor Technology, Inc	58,337
15,798	*	Anadigics, Inc	23,381
16,128	*	Applied Micro Circuits Corp	63,383
3,173		Applied Signal Technology, Inc	56,924
30,299	*	Arris Group, Inc	240,877
1,449	*	Ascent Solar Technologies, Inc	5,448
14,374	*	Atheros Communications, Inc	205,692
7,961	*	ATMI, Inc	122,838
4,636	*	Avanex Corp	4,868
2,982	*	AZZ, Inc	74,848
11,103		Baldor Electric Co	198,189
2,965		Bel Fuse, Inc (Class B)	62,858
16,771	*	Benchmark Electronics, Inc	214,166
7,363	*	BigBand Networks, Inc	40,644
24,683	*	Bookham, Inc	11,107
42,138	*	Capstone Turbine Corp	35,396
6,352	*	Ceradyne, Inc	129,009
4,705	*	Ceva, Inc	32,935
9,931	*	Checkpoint Systems, Inc	97,721
8,254	*	China BAK Battery, Inc	13,371
16	m,v*	China Energy Savings Technology, Inc	1
6,965	*	China Security & Surveillance Technology, Inc	30,855
5,957	*	Comtech Telecommunications Corp	272,950
2,330	*	CPI International, Inc	20,178
8,123		CTS Corp	44,758
3,893		Cubic Corp	105,890
7,579	*	Diodes, Inc	45,929
6,382	*	DSP Group, Inc	51,184
4,298	*	DTS, Inc	78,868
6,870	*	Electro Scientific Industries, Inc	46,647
16,310	*	EMCORE Corp	21,203
3,738	*	EMS Technologies, Inc	96,702
11,149	*	Energy Conversion Devices, Inc	281,066
6,405	*	EnerSys	70,455
1,776	*	Entropic Communications, Inc	888
35,331	*	Evergreen Solar, Inc	112,706
8,607	*	Exar Corp	57,409
18,094	*	Exide Technologies	95,717
92,203	*	Finisar Corp	35,037
5,499		Franklin Electric Co, Inc	154,577
16,632	*	FuelCell Energy, Inc	64,532
4,940	*	Globecomm Systems, Inc	27,121
29,235	*	GrafTech International Ltd	243,235
5,553	*	Greatbatch, Inc	146,932
831	e*	GreenHunter Energy, Inc	4,089
6,948	*	GT Solar International, Inc	20,080
22,841	*	Harmonic, Inc	128,138

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,248	*	Harris Stratex Networks, Inc (Class A)	$32,240
7,387	*	Helen of Troy Ltd	128,238
23,229	*	Hexcel Corp	171,662
4,793	*	Hittite Microwave Corp	141,202
5,788	*	Hutchinson Technology, Inc	20,142
7,317		Imation Corp	99,292
22,738	*	Infinera Corp	203,732
11,206	*	InterDigital, Inc	308,164
4,734	*	IPG Photonics Corp	62,394
4,604	*	iRobot Corp	41,574
5,597		IXYS Corp	46,231
20,453	*	Kemet Corp	5,522
28,495	*	Lattice Semiconductor Corp	43,027
5,425	*	Littelfuse, Inc	90,055
2,824	*	Loral Space & Communications, Inc	41,033
4,032		LSI Industries, Inc	27,700
10,766	*	Mattson Technology, Inc	15,180
4,263	*	Maxwell Technologies, Inc	21,613
6,668	*	Medis Technologies Ltd	3,001
5,574	*	Mercury Computer Systems, Inc	35,172
9,290		Methode Electronics, Inc	62,615
12,140		Micrel, Inc	88,743
19,172	*	Microsemi Corp	242,334
13,215	*	Microtune, Inc	26,959
16,666	*	Microvision, Inc	27,999
10,465	*	MIPS Technologies, Inc	11,616
6,105	*	Monolithic Power Systems, Inc	76,984
10,474	*	Moog, Inc (Class A)	383,033
38,499	*	MRV Communications, Inc	29,644
1,701	*	Multi-Fineline Electronix, Inc	19,885
1,069		National Presto Industries, Inc	82,313
4,215	*	Netlogic Microsystems, Inc	92,772
897	*	NVE Corp	23,439
12,433	*	Omnivision Technologies, Inc	65,273
5,677	*	Oplink Communications, Inc	48,822
4,677	*	OpNext, Inc	8,185
2,201	*	Orion Energy Systems, Inc	11,907
3,977	*	OSI Systems, Inc	55,081
4,922		Park Electrochemical Corp	93,321
5,695	*	Parkervision, Inc	14,067
4,628	*	Pericom Semiconductor Corp	25,361
10,730	*	Photronics, Inc	20,924
11,798		Plantronics, Inc	155,734
9,637	*	Plexus Corp	163,347
6,743	*	PLX Technology, Inc	11,598
53,711	*	PMC - Sierra, Inc	261,035
21,217	*	Polycom, Inc	286,642
3,944	*	Polypore International, Inc	29,817
1,783	*	Powell Industries, Inc	51,743
7,496		Power Integrations, Inc	149,020
17,121	*	Power-One, Inc	20,374
29,162	*	Powerwave Technologies, Inc	14,581
20,233	*	Quantum Fuel Systems Technologies Worldwide, Inc	17,198
3,814		Raven Industries, Inc	91,917

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,777		Regal-Beloit Corp	$295,448
63,879	*	RF Micro Devices, Inc	49,826
4,352	*	Rogers Corp	120,855
3,249	*	Rubicon Technology, Inc	13,841
130,191	*	Sanmina-SCI Corp	61,190
7,684	*	Seachange International, Inc	55,402
15,366	*	Semtech Corp	173,175
11,052	*	ShoreTel, Inc	49,623
17,596	*	Silicon Image, Inc	73,903
20,573	*	Silicon Storage Technology, Inc	47,112
40,260	*	Skyworks Solutions, Inc	223,040
10,855	*	Smart Modular Technologies WWH, Inc	16,717
28,233	*	Spansion, Inc (Class A)	5,345
5,460	*	Standard Microsystems Corp	89,216
7,202	*	Starent Networks Corp	85,920
3,595	*	Stoneridge, Inc	16,393
2,765	*	Supertex, Inc	66,388
46,585	*	Sycamore Networks, Inc	125,314
11,600	*	Symmetricom, Inc	45,820
8,075	*	Synaptics, Inc	133,722
5,090	*	Synthesis Energy Systems, Inc	3,461
10,059		Technitrol, Inc	35,005
2,935	*	Techwell, Inc	19,078
15,752	*	Tekelec	210,132
11,680	*	Tessera Technologies, Inc	138,758
3,103	*	Transmeta Corp	56,475
14,288	*	Trident Microsystems, Inc	27,004
34,688	*	Triquint Semiconductor, Inc	119,327
10,847	*	TTM Technologies, Inc	56,513
4,623	*	Ultra Clean Holdings	9,292
3,068	*	Ultralife Corp	41,142
347	*	United Capital Corp	6,295
7,015	*	Universal Display Corp	66,292
3,676	*	Universal Electronics, Inc	59,625
12,005	*	US Geothermal, Inc	9,964
27,234	*	Utstarcom, Inc	50,383
13,136	*	Valence Technology, Inc	23,908
6,220	*	Viasat, Inc	149,778
4,109		Vicor Corp	27,160
6,463	*	Volterra Semiconductor Corp	46,210
6,722	*	Zoltek Cos, Inc	60,431
12,722	*	Zoran Corp	86,891
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,185,841

ENGINEERING AND MANAGEMENT SERVICES - 3.23%
6,563	*	Accelrys, Inc	28,615
4,239	*	Advisory Board Co	94,530
2,028	*	Affymax, Inc	20,260
17,021	*	Ariad Pharmaceuticals, Inc	14,468
3,166		CDI Corp	40,968
19,319	*	Celera Corp	215,020
4,570	*	China Architectural Engineering, Inc	11,242
3,624		China Direct, Inc	5,255
4,404	*	comScore, Inc	56,151

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,856	*	Cornell Cos, Inc	$53,093
2,696	*	CRA International, Inc	72,603
15,137	*	CV Therapeutics, Inc	139,412
14,144	*	Dyax Corp	51,484
10,144	*	eResearch Technology, Inc	67,255
26,159	*	Exelixis, Inc	131,318
3,681	*	Exponent, Inc	110,724
9,094	*	Furmanite Corp	49,017
5,510	*	Hill International, Inc	38,790
5,093	*	Huron Consulting Group, Inc	291,676
1,770	*	ICF International, Inc	43,489
19,019	*	Incyte Corp	72,082
22,323	*	Isis Pharmaceuticals, Inc	316,540
3,119	*	Kendle International, Inc	80,221
2,293		Landauer, Inc	168,077
6,716	*	LECG Corp	45,064
19,059	*	Lexicon Pharmaceuticals, Inc	26,683
10,148	*	Luminex Corp	216,761
4,583		MAXIMUS, Inc	160,909
5,938	*	Maxygen, Inc	52,967
1,737	*	Michael Baker Corp	64,113
11,018	*	Myriad Genetics, Inc	730,052
331		National Research Corp	9,586
11,598	*	Navigant Consulting, Inc	184,060
7,846	*	Omnicell, Inc	95,800
3,960	*	PharmaNet Development Group, Inc	3,604
3,678	*	PRG-Schultz International, Inc	15,006
15,326	*	Regeneron Pharmaceuticals, Inc	281,385
40,567	*	Rentech, Inc	27,586
6,009	*	Repligen Corp	22,714
10,976		Resources Connection, Inc	179,787
9,220	*	Rigel Pharmaceuticals, Inc	73,760
12,943	*	RTI Biologics, Inc	35,723
8,978	*	Sangamo Biosciences, Inc	31,243
13,723	*	Savient Pharmaceuticals, Inc	79,456
14,892	*	Seattle Genetics, Inc	133,134
14,743	*	Sequenom, Inc	292,501
2,216	*	Stanley, Inc	80,264
7,839	*	Symyx Technologies, Inc	46,564
2,730	*	Tejon Ranch Co	67,540
14,389	*	Tetra Tech, Inc	347,494
937		VSE Corp	36,759
10,401		Watson Wyatt & Co Holdings (Class A)	497,376
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,010,181

FABRICATED METAL PRODUCTS - 1.12%
6,089	*	Akeena Solar, Inc	10,473
2,241		Ameron International Corp	141,004
1,836	*	Bway Holding Co	14,615
6,960	*	Chart Industries, Inc	73,985
4,139		CIRCOR International, Inc	113,823
3,112	*	Commercial Vehicle Group, Inc	2,894
3,306		Dynamic Materials Corp	63,839
10,980	*	Griffon Corp	102,443

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,912		Gulf Island Fabrication, Inc	$41,962
3,962		Insteel Industries, Inc	44,731
3,883	*	Ladish Co, Inc	53,780
8,477	*	Mobile Mini, Inc	122,238
28,257		Mueller Water Products, Inc (Class A)	237,359
4,947	*	NCI Building Systems, Inc	80,636
2,002	*	Park-Ohio Holdings Corp	12,352
8,895		Quanex Building Products Corp	83,346
6,146		Silgan Holdings, Inc	293,840
9,208		Simpson Manufacturing Co, Inc	255,614
9,221	*	Smith & Wesson Holding Corp	20,932
3,010		Sun Hydraulics Corp	56,708
15,325	*	Taser International, Inc	80,916
2,533	*	Trimas Corp	3,496
7,122		Watts Water Technologies, Inc (Class A)	177,836
		TOTAL FABRICATED METAL PRODUCTS	2,088,822

FISHING, HUNTING, AND TRAPPING - 0.01%
1,549	*	HQ Sustainable Maritime Industries, Inc	12,129
		TOTAL FISHING, HUNTING, AND TRAPPING	12,129

FOOD AND KINDRED PRODUCTS - 1.65%
3,838	*	AgFeed Industries, Inc	6,179
1,523	*	American Dairy, Inc	22,906
4,909		B&G Foods, Inc (Class A)	26,509
2,060	*	Boston Beer Co, Inc (Class A)	58,504
15,956	*	Central Garden and Pet Co (Class A)	94,140
997		Coca-Cola Bottling Co Consolidated	45,822
19,625	*	Darling International, Inc	107,741
3,893		Diamond Foods, Inc	78,444
1,653		Farmer Bros Co	41,226
19,030		Flowers Foods, Inc	463,571
3,041		Imperial Sugar Co	43,608
3,399		J&J Snack Foods Corp	121,956
4,939		Lancaster Colony Corp	169,408
6,710		Lance, Inc	153,927
929	*	Lifeway Foods, Inc	8,342
2,773	*	M&F Worldwide Corp	42,843
2,253		National Beverage Corp	20,277
4,490	*	Omega Protein Corp	18,005
3,395	*	Peet's Coffee & Tea, Inc	78,934
2,298		Penford Corp	23,256
13,826	*	Ralcorp Holdings, Inc	807,439
3,873		Reddy Ice Holdings, Inc	5,577
4,927		Sanderson Farms, Inc	170,277
15,021	*	Smart Balance, Inc	102,143
5,881		Tootsie Roll Industries, Inc	150,612
7,768	*	TreeHouse Foods, Inc	211,600
		TOTAL FOOD AND KINDRED PRODUCTS	3,073,246

FOOD STORES - 0.49%
203		Arden Group, Inc (Class A)	25,578
8,703	*	Great Atlantic & Pacific Tea Co, Inc	54,568
3,208		Ingles Markets, Inc (Class A)	56,429

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,445	*	Pantry, Inc	$116,795
10,363		Ruddick Corp	286,536
1,567	*	Susser Holdings Corp	20,825
813		Village Super Market (Class A)	46,658
2,712		Weis Markets, Inc	91,205
13,165	*	Winn-Dixie Stores, Inc	211,957
		TOTAL FOOD STORES	910,551

FURNITURE AND FIXTURES - 0.39%
5,838		Ethan Allen Interiors, Inc	83,892
10,252		Furniture Brands International, Inc	22,657
13,954		Herman Miller, Inc	181,820
10,701		HNI Corp	169,504
2,113		Hooker Furniture Corp	16,186
7,837		Kimball International, Inc (Class B)	67,477
12,572		La-Z-Boy, Inc	27,281
10,808		Sealy Corp	27,128
17,971		Tempur-Pedic International, Inc	127,414
		TOTAL FURNITURE AND FIXTURES	723,359

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
4,245		Haverty Furniture Cos, Inc	39,606
3,048	*	hhgregg, Inc	26,457
11,899		Knoll, Inc	107,328
22,821	*	Pier 1 Imports, Inc	8,444
1,721	*	Rex Stores Corp	13,888
7,325	*	Tuesday Morning Corp	11,940
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	207,663

GENERAL BUILDING CONTRACTORS - 0.56%
496		Amrep Corp	15,515
1,346	*	Avatar Holdings, Inc	35,696
9,730	*	Beazer Homes USA, Inc	15,373
2,042		Brookfield Homes Corp	8,821
1,634	*	Cavco Industries, Inc	43,938
11,621	*	Hovnanian Enterprises, Inc (Class A)	19,988
3,287		M/I Homes, Inc	34,645
5,721		McGrath RentCorp	122,201
7,620	*	Meritage Homes Corp	92,735
1,880	*	Palm Harbor Homes, Inc	9,362
12,318	*	Perini Corp	287,996
10,197		Ryland Group, Inc	180,181
26,767	*	Standard-Pacific Corp	47,645
4,585	*	Team, Inc	127,005
		TOTAL GENERAL BUILDING CONTRACTORS	1,041,101

GENERAL MERCHANDISE STORES - 0.33%
11,382	*	99 Cents Only Stores	124,405
12,535		Casey's General Stores, Inc	285,422
2,149	*	Conn's, Inc	18,224
13,765		Dillard's, Inc (Class A)	54,647
10,114		Fred's, Inc (Class A)	108,827
8,005	*	Retail Ventures, Inc	27,777

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,938	*	Stein Mart, Inc	$5,580
		TOTAL GENERAL MERCHANDISE STORES	624,882

HEALTH SERVICES - 1.86%
6,264	*	Alliance Imaging, Inc	49,924
1,546	*	Almost Family, Inc	69,539
6,528	*	Amedisys, Inc	269,867
7,549	*	Amsurg Corp	176,194
13,631	*	Assisted Living Concepts, Inc (A Shares)	56,569
2,794	*	Bio-Reference Labs, Inc	73,287
1,603	*	China Sky One Medical, Inc	25,632
2,056	*	Corvel Corp	45,191
7,868	*	Cross Country Healthcare, Inc	69,160
6,735	*	CryoLife, Inc	65,397
6,019	*	eHealth, Inc	79,932
4,860	*	Emeritus Corp	48,746
1,976		Ensign Group, Inc	33,078
7,241	*	Enzo Biochem, Inc	35,408
7,810	*	Five Star Quality Care, Inc	11,949
3,431	*	Genomic Health, Inc	66,836
1,953	*	Genoptix, Inc	66,558
6,081	*	Gentiva Health Services, Inc	177,930
21,732	*	Healthsouth Corp	238,183
8,752	*	Healthways, Inc	100,473
16,556	*	Immunomedics, Inc	28,145
1,430	*	IPC The Hospitalist Co, Inc	24,067
6,983	*	Kindred Healthcare, Inc	90,919
3,471	*	LHC Group, Inc	124,956
2,091	*	Life Sciences Research, Inc	19,655
9,991	*	Magellan Health Services, Inc	391,247
3,994	*	Medcath Corp	41,697
2,041		National Healthcare Corp	103,356
22,646	*	Nektar Therapeutics	125,912
5,689	*	Nighthawk Radiology Holdings, Inc	27,649
7,839	*	Odyssey HealthCare, Inc	72,511
13,661	*	Psychiatric Solutions, Inc	380,458
4,398	*	RehabCare Group, Inc	66,674
4,368	*	Skilled Healthcare Group, Inc (Class A)	36,866
10,578	*	Sun Healthcare Group, Inc	93,615
11,126	*	Sunrise Senior Living, Inc	18,692
2,796	*	US Physical Therapy, Inc	37,271
1,354	*	Virtual Radiologic Corp	11,482
		TOTAL HEALTH SERVICES	3,455,025

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.36%
5,348	*	Comverge, Inc	26,205
8,154		Granite Construction, Inc	358,205
10,173		Great Lakes Dredge & Dock Corp	42,218
2,661	*	LB Foster Co (Class A)	83,236
6,381	*	Matrix Service Co	48,942
5,276	*	Orion Marine Group, Inc	50,966
2,964	*	Sterling Construction Co, Inc	54,953
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	664,725

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 7.18%
7,745		Acadia Realty Trust	$110,521
1,900		Agree Realty Corp	34,447
492		Alexander's, Inc	125,411
10,505		American Campus Communities, Inc	215,142
2,558		American Capital Agency Corp	54,639
3,624	*	Ampal American Israel (Class A)	2,102
14,500		Anthracite Capital, Inc	32,335
21,987		Anworth Mortgage Asset Corp	141,376
3,496		Arbor Realty Trust, Inc	10,313
25,905		Ashford Hospitality Trust, Inc	29,791
3,536		Associated Estates Realty Corp	32,284
19,437		BioMed Realty Trust, Inc	227,802
10,977		Capital Lease Funding, Inc	18,990
715		Capital Southwest Corp	77,334
4,087		Capital Trust, Inc (Class A)	14,713
13,837		Capstead Mortgage Corp	149,024
2,567		Care Investment Trust, Inc	19,997
9,188		Cedar Shopping Centers, Inc	65,051
1,815		Cherokee, Inc	31,490
2,877		Cogdell Spencer, Inc	26,929
11,589		Colonial Properties Trust	96,536
10,341		Corporate Office Properties Trust	317,469
10,579		Cousins Properties, Inc	146,519
4,437		Danvers Bancorp, Inc	59,323
41,545		DCT Industrial Trust, Inc	210,218
24,113		DiamondRock Hospitality Co	122,253
6,203		EastGroup Properties, Inc	220,703
7,303		Education Realty Trust, Inc	38,122
8,179		Entertainment Properties Trust	243,734
5,042		Equity Lifestyle Properties, Inc	193,411
7,982		Equity One, Inc	141,281
20,854		Extra Space Storage, Inc	215,213
14,471		FelCor Lodging Trust, Inc	26,627
10,825		First Industrial Realty Trust, Inc	81,729
6,690		First Potomac Realty Trust	62,217
14,312		Franklin Street Properties Corp	211,102
4,212		Getty Realty Corp	88,705
5,044		Gladstone Capital Corp	40,806
9,295		Glimcher Realty Trust	26,119
10,968		Gramercy Capital Corp	14,039
6,336	*	Harris & Harris Group, Inc	25,027
3,759		Hatteras Financial Corp	99,989
14,527		Healthcare Realty Trust, Inc	341,094
11,768		Hersha Hospitality Trust	35,304
15,660		Highwoods Properties, Inc	428,458
11,277	*	Hilltop Holdings, Inc	109,838
7,808		Home Properties, Inc	317,005
14,146		Inland Real Estate Corp	183,615
13,988		Investors Real Estate Trust	149,811
44,302		iShares Russell 2000 Index Fund	2,182,760
4,456		JER Investors Trust, Inc	4,144
5,813		Kite Realty Group Trust	32,320
9,657		LaSalle Hotel Properties	106,710
18,241		Lexington Corporate Properties Trust	91,205

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,543		LTC Properties, Inc	$112,412
9,438	*	Maguire Properties, Inc	13,779
16,629		Medical Properties Trust, Inc	104,929
14,400	*	Meruelo Maddux Properties, Inc	17,856
49,032		MFA Mortgage Investments, Inc	288,798
6,843		Mid-America Apartment Communities, Inc	254,286
4,044		Mission West Properties, Inc	30,937
3,821		Monmouth Real Estate Investment Corp (Class A)	26,747
5,943		MVC Capital, Inc	65,195
5,449		National Health Investors, Inc	149,466
19,332		National Retail Properties, Inc	332,317
13,002		Newcastle Investment Corp	10,922
13,623		NorthStar Realty Finance Corp	53,266
20,265		Omega Healthcare Investors, Inc	323,632
1,946		One Liberty Properties, Inc	17,125
3,996		Parkway Properties, Inc	71,928
8,748		Pennsylvania Real Estate Investment Trust	65,173
10,644		Post Properties, Inc	175,626
9,540		Potlatch Corp	248,135
7,234		Prospect Capital Corp	86,591
3,707		PS Business Parks, Inc	165,555
15,616		RAIT Investment Trust	40,602
3,867		Ramco-Gershenson Properties	23,898
25,045		Realty Income Corp	579,792
8,152		Redwood Trust, Inc	121,546
5,222		Resource Capital Corp	20,000
2,408		Saul Centers, Inc	95,116
28,279		Senior Housing Properties Trust	506,760
5,475		Sovran Self Storage, Inc	197,100
18,379		Strategic Hotels & Resorts, Inc	30,877
4,017		Sun Communities, Inc	56,238
12,018		Sunstone Hotel Investors, Inc	74,391
7,780		Tanger Factory Outlet Centers, Inc	292,684
2,873		Universal Health Realty Income Trust	94,550
5,230		Urstadt Biddle Properties, Inc (Class A)	83,314
11,914		U-Store-It Trust	53,017
12,921		Washington Real Estate Investment Trust	365,664
2,718		Winthrop Realty Trust	29,463
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,362,784

HOTELS AND OTHER LODGING PLACES - 0.31%
6,550		Ameristar Casinos, Inc	56,592
3,732	*	Bluegreen Corp	11,681
9,879	*	Gaylord Entertainment Co	107,088
6,950	*	Great Wolf Resorts, Inc	10,703
3,878	*	Isle of Capri Casinos, Inc	12,410
3,328	*	Lodgian, Inc	7,089
4,947		Marcus Corp	80,290
2,384	*	Monarch Casino & Resort, Inc	27,774
6,555	*	Morgans Hotel Group Co	30,546
3,101	*	Outdoor Channel Holdings, Inc	23,226
2,470	*	Riviera Holdings Corp	7,410
7,481	*	Vail Resorts, Inc	198,995
		TOTAL HOTELS AND OTHER LODGING PLACES	573,804

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 3.61%
6,906	*	3PAR, Inc	$52,969
3,270		Aaon, Inc	68,278
13,503		Actuant Corp (Class A)	256,827
1,200		Alamo Group, Inc	17,940
6,894	*	Allis-Chalmers Energy, Inc	37,917
6,466	*	Altra Holdings, Inc	51,146
2,024		Ampco-Pittsburgh Corp	43,921
4,451	*	Astec Industries, Inc	139,450
19,260	*	Asyst Technologies, Inc	4,815
6,142	*	AuthenTec, Inc	10,257
25,111	*	Axcelis Technologies, Inc	12,807
4,418		Black Box Corp	115,398
9,180	*	Blount International, Inc	87,026
2,114	*	Bolt Technology Corp	14,713
12,453		Briggs & Stratton Corp	219,048
15,214	*	Brooks Automation, Inc	88,393
2,229		Cascade Corp	66,558
15,798	*	Cirrus Logic, Inc	42,339
5,496	*	Colfax Corp	57,103
4,883	*	Columbus McKinnon Corp	66,653
7,825	*	Cray, Inc	16,276
11,086		Curtiss-Wright Corp	370,162
7,546	*	Cymer, Inc	165,333
7,494	*	Dril-Quip, Inc	153,702
13,073	*	Elixir Gaming Technologies, Inc	1,699
20,253	*	Emulex Corp	141,366
9,932	*	Ener1, Inc	71,014
6,639	*	ENGlobal Corp	21,577
4,940	*	EnPro Industries, Inc	106,408
27,670	*	Entegris, Inc	60,597
21,325	*	Extreme Networks, Inc	49,901
3,104	*	Flanders Corp	14,558
5,638	*	Flotek Industries, Inc	14,208
9,215	*	Flow International Corp	22,300
4,900	*	Fuel Tech, Inc	51,891
3,536		Gorman-Rupp Co	110,040
2,460		Graham Corp	26,617
1,596	*	Harbin Electric, Inc	12,752
1,539	*	Hurco Cos, Inc	18,468
7,227	*	Immersion Corp	42,567
15,286	*	Intermec, Inc	202,998
5,319	*	Intevac, Inc	26,967
4,764	*	Isilon Systems, Inc	15,674
3,045	*	Kadant, Inc	41,047
8,345		Kaydon Corp	286,651
1,289	*	Key Technology, Inc	24,349
14,926	*	Kulicke & Soffa Industries, Inc	25,374
2,875		Lindsay Manufacturing Co	91,396
3,624		Lufkin Industries, Inc	125,028
3,680		Met-Pro Corp	49,018
20,100	*	Micros Systems, Inc	328,032
4,086	*	Middleby Corp	111,425

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,726		Modine Manufacturing Co	$37,626
1,479		Nacco Industries, Inc (Class A)	55,329
5,025	*	NATCO Group, Inc (Class A)	76,280
2,973	*	Natural Gas Services Group, Inc	30,116
9,596	*	Netezza Corp	63,717
8,892	*	Netgear, Inc	101,458
3,070		NN, Inc	7,030
8,345		Nordson Corp	269,460
605		Omega Flex, Inc	12,669
26,258		Palm, Inc	80,612
3,178	*	PMFG, Inc	30,382
46,855	*	Quantum Corp	16,868
7,271	*	Rackable Systems, Inc	28,648
5,319	*	RBC Bearings, Inc	107,869
2,372	*	Rimage Corp	31,809
13,514	*	Riverbed Technology, Inc	153,924
6,779		Robbins & Myers, Inc	109,616
29,787	*	Safeguard Scientifics, Inc	20,553
2,146		Sauer-Danfoss, Inc	18,778
6,284	*	Scansource, Inc	121,093
5,526	*	Semitool, Inc	16,854
6,834	*	Sigma Designs, Inc	64,923
3,026		Standex International Corp	60,036
6,000	*	STEC, Inc	25,560
5,289	*	Super Micro Computer, Inc	33,479
3,065	*	T-3 Energy Services, Inc	28,934
3,517	*	Tecumseh Products Co	33,587
4,074		Tennant Co	62,740
3,395	*	Thermadyne Holdings Corp	23,324
5,367	*	TurboChef Technologies, Inc	26,352
2,136		Twin Disc, Inc	14,717
5,642	*	Ultratech, Inc	67,478
16,856	*	VeriFone Holdings, Inc	82,594
5,678		Watsco, Inc	218,035
14,498		Woodward Governor Co	333,744
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,719,147

INSTRUMENTS AND RELATED PRODUCTS - 5.71%
5,184	*	Abaxis, Inc	83,100
8,193	*	Abiomed, Inc	134,529
8,986	*	Accuray, Inc	46,368
16,553	*	Affymetrix, Inc	49,493
15,395	*	Align Technology, Inc	134,706
6,107	*	Alphatec Holdings, Inc	14,351
17,977	*	American Medical Systems Holdings, Inc	161,613
2,171		American Science & Engineering, Inc	160,567
3,251		Analogic Corp	88,687
3,328	*	Anaren, Inc	39,770
5,852	*	Angiodynamics, Inc	80,114
3,100	*	Argon ST, Inc	58,466
5,567	*	Arthrocare Corp	26,555
400		Atrion Corp	38,840
2,164	*	Axsys Technologies, Inc	118,717
3,662		Badger Meter, Inc	106,271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,658	*	Bio-Rad Laboratories, Inc (Class A)	$350,794
12,699	*	Bruker BioSciences Corp	51,304
11,705	*	Caliper Life Sciences, Inc	11,354
2,960	*	Cantel Medical Corp	43,423
3,771	*	Cardiac Science Corp	28,283
867	*	CardioNet, Inc	21,372
13,747	*	Cepheid, Inc	142,694
5,894	*	Coherent, Inc	126,485
5,746		Cohu, Inc	69,814
6,925	*	Conmed Corp	165,785
5,819	*	Cyberonics, Inc	96,421
1,852	*	Cynosure, Inc (Class A)	16,909
3,229		Datascope Corp	168,683
10,482	*	Depomed, Inc	17,295
6,432	*	DexCom, Inc	17,752
4,467	*	Dionex Corp	200,345
1,808	*	DXP Enterprises, Inc	26,415
6,478	*	ESCO Technologies, Inc	265,274
7,290	*	Esterline Technologies Corp	276,218
17,753	*	ev3, Inc	108,293
1,526	*	Exactech, Inc	25,698
4,115	*	FARO Technologies, Inc	69,379
8,818	*	FEI Co	166,307
3,219	*	FGX International Holdings Ltd	44,229
11,748	*	Formfactor, Inc	171,521
11,247	*	Fossil, Inc	187,825
6,354	*	Haemonetics Corp	359,001
7,638	*	Hanger Orthopedic Group, Inc	110,827
2,615	*	Herley Industries, Inc	32,112
2,809	*	ICU Medical, Inc	93,090
2,644	*	ICx Technologies, Inc	20,914
4,179	*	I-Flow Corp	20,059
5,867	*	II-VI, Inc	112,001
4,504	*	Insulet Corp	34,771
4,305	*	Integra LifeSciences Holdings Corp	153,129
7,834		Invacare Corp	121,584
21,893	*	ION Geophysical Corp	75,093
4,641	*	IRIS International, Inc	64,696
10,464	*	Ixia	60,482
1,448	*	Kensey Nash Corp	28,106
16,485	*	Kopin Corp	33,629
614	*	K-Tron International, Inc	49,059
17,631	*	L-1 Identity Solutions, Inc	118,833
2,688	*	LaBarge, Inc	38,573
25,531	*	LTX-Credence Corp	6,893
4,073	*	Lydall, Inc	23,420
11,340	*	Masimo Corp	338,272
3,535	*	Measurement Specialties, Inc	24,568
3,383	*	Medical Action Industries, Inc	33,830
8,200		Mentor Corp	253,626
6,820	*	Merit Medical Systems, Inc	122,283
3,970	*	Micrus Endovascular Corp	46,092
7,491		Mine Safety Appliances Co	179,110
12,058	*	MKS Instruments, Inc	178,338

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,581		Movado Group, Inc	$33,626
4,286		MTS Systems Corp	114,179
6,737	*	Natus Medical, Inc	87,244
3,511	*	Neogen Corp	87,705
8,928	*	Newport Corp	60,532
8,736	*	NuVasive, Inc	302,702
6,174	*	NxStage Medical, Inc	16,485
4,077	*	Orthofix International NV	62,500
16,986	*	Orthovita, Inc	57,583
1,000	*	OYO Geospace Corp	17,470
4,437	*	Palomar Medical Technologies, Inc	51,159
7,122	*	Rofin-Sinar Technologies, Inc	146,571
7,626	*	Rudolph Technologies, Inc	26,920
13,795	*	Sirf Technology Holdings, Inc	17,658
4,161	*	Sirona Dental Systems, Inc	43,691
2,814	*	Somanetics Corp	46,459
5,540	*	Sonic Solutions, Inc	9,750
4,047	*	SonoSite, Inc	77,217
7,754	*	Spectranetics Corp	20,238
16,645	*	Star Scientific, Inc	63,750
6,691	*	Stereotaxis, Inc	29,440
14,473		STERIS Corp	345,760
8,829	*	Symmetry Medical, Inc	70,367
3,168	*	Synovis Life Technologies, Inc	59,368
8,750	*	Teledyne Technologies, Inc	389,812
13,435	*	Thoratec Corp	436,502
2,391	*	Trans1, Inc	17,239
7,305	*	Varian, Inc	244,791
8,036	*	Veeco Instruments, Inc	50,948
3,277	*	Vision-Sciences, Inc	5,014
4,046	*	Vital Images, Inc	56,280
17,357	*	Vivus, Inc	92,339
3,328	*	Vnus Medical Technologies, Inc	53,980
11,735	*	Volcano Corp	176,025
9,094	*	Wright Medical Group, Inc	185,790
5,187	*	Zoll Medical Corp	97,982
3,745	*	Zygo Corp	25,878
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,625,364

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
5,854	*	Crawford & Co (Class B)	85,117
1,444		Life Partners Holdings, Inc	63,016
9,739		National Financial Partners Corp	29,607
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	177,740

INSURANCE CARRIERS - 4.96%
71,696		Ambac Financial Group, Inc	93,205
14,271		American Equity Investment Life Holding Co	99,897
2,066		American Physicians Capital, Inc	99,375
2,050	*	American Safety Insurance Holdings Ltd	27,081
13,211	*	AMERIGROUP Corp	389,989
4,575	*	Amerisafe, Inc	93,925
3,964		Amtrust Financial Services, Inc	45,982
7,617	*	Argo Group International Holdings Ltd	258,369

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
20,893		Aspen Insurance Holdings Ltd	$506,655
13,811		Assured Guaranty Ltd	157,445
2,222		Baldwin & Lyons, Inc (Class B)	40,418
8,182		Castlepoint Holdings Ltd	110,948
8,127	*	Catalyst Health Solutions, Inc	197,892
10,817	*	Centene Corp	213,203
9,331	*	Citizens, Inc (Class A)	90,511
4,037	*	CNA Surety Corp	77,510
9,920		Delphi Financial Group, Inc (Class A)	182,925
2,659		Donegal Group, Inc (Class A)	44,591
1,341		EMC Insurance Group, Inc	34,397
12,170		Employers Holdings, Inc	200,805
1,369	*	Enstar Group Ltd	80,963
2,898		FBL Financial Group, Inc (Class A)	44,774
4,786	*	First Acceptance Corp	13,879
3,801	*	First Mercury Financial Corp	54,202
7,320		Flagstone Reinsurance Holdings Ltd	71,516
2,041	*	Fpic Insurance Group, Inc	89,355
6,745	*	Greenlight Capital Re Ltd (Class A)	87,618
1,125	*	Hallmark Financial Services	9,866
3,209		Harleysville Group, Inc	111,449
11,944	*	Healthspring, Inc	238,522
9,777		Horace Mann Educators Corp	89,851
1,148		Independence Holding Co	4,144
3,633		Infinity Property & Casualty Corp	169,770
11,359		IPC Holdings Ltd	339,634
1,058		Kansas City Life Insurance Co	45,864
12,586		Maiden Holdings Ltd	39,394
13,998		Max Re Capital Ltd	247,765
13,910		Meadowbrook Insurance Group, Inc	89,580
3,667	*	Molina Healthcare, Inc	64,576
23,019		Montpelier Re Holdings Ltd	386,489
1,192		National Interstate Corp	21,301
568		National Western Life Insurance Co (Class A)	96,089
3,202	*	Navigators Group, Inc	175,822
1,035		NYMAGIC, Inc	19,717
5,374		Odyssey Re Holdings Corp	278,427
27,634		Phoenix Cos, Inc	90,363
12,041		Platinum Underwriters Holdings Ltd	434,439
7,780	*	PMA Capital Corp (Class A)	55,082
20,027		PMI Group, Inc	39,053
5,338		Presidential Life Corp	52,793
8,258	*	Primus Guaranty Ltd	9,414
7,892	*	ProAssurance Corp	416,540
19,860		Radian Group, Inc	73,085
5,230	*	RadNet, Inc	17,521
4,589		RLI Corp	280,663
4,013		Safety Insurance Group, Inc	152,735
5,284	*	SeaBright Insurance Holdings, Inc	62,034
13,136		Selective Insurance Group, Inc	301,208
3,390		State Auto Financial Corp	101,903
4,222		Stewart Information Services Corp	99,175
4,873		Tower Group, Inc	137,467
3,471	*	Triple-S Management Corp (Class B)	39,917

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,856	*	United America Indemnity Ltd (Class A)	$62,205
5,642		United Fire & Casualty Co	175,297
9,735	*	Universal American Financial Corp	85,863
15,919		Validus Holdings Ltd	416,441
9,183		Zenith National Insurance Corp	289,907
		TOTAL INSURANCE CARRIERS	9,228,795

JUSTICE, PUBLIC ORDER AND SAFETY - 0.13%
3,541	*	China Fire & Security Group, Inc	24,114
12,615	*	Geo Group, Inc	227,449
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	251,563

LEATHER AND LEATHER PRODUCTS - 0.42%
20,459	*	CROCS, Inc	25,369
4,668	*	Genesco, Inc	78,983
14,034	*	Iconix Brand Group, Inc	137,253
4,380	*	Steven Madden Ltd	93,382
11,384	*	Timberland Co (Class A)	131,485
1,754		Weyco Group, Inc	57,970
12,285		Wolverine World Wide, Inc	258,475
		TOTAL LEATHER AND LEATHER PRODUCTS	782,917

LEGAL SERVICES - 0.04%
1,909	*	Pre-Paid Legal Services, Inc	71,187
		TOTAL LEGAL SERVICES	71,187

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
2,307	*	Emergency Medical Services Corp (Class A)	84,459
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	84,459

LUMBER AND WOOD PRODUCTS - 0.19%
2,372		American Woodmark Corp	43,242
17,132	*	Champion Enterprises, Inc	9,594
2,517		Deltic Timber Corp	115,153
25,499		Louisiana-Pacific Corp	39,778
1,603		Skyline Corp	32,044
4,128		Universal Forest Products, Inc	111,084
		TOTAL LUMBER AND WOOD PRODUCTS	350,895

METAL MINING - 0.45%
11,577	*	Allied Nevada Gold Corp	58,580
14,526	*	Apex Silver Mines Ltd	14,235
134,469	*	Coeur d'Alene Mines Corp	118,333
41,889	*	Hecla Mining Co	117,289
12,375	*	Rosetta Resources, Inc	87,615
7,165		Royal Gold, Inc	352,590
6,485	*	ShengdaTech, Inc	22,827
9,764	*	Stillwater Mining Co	48,234
14,665	*	Uranium Resources, Inc	11,292
		TOTAL METAL MINING	830,995

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
5,778		Blyth, Inc	45,300
15,930		Callaway Golf Co	147,989

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,363		Daktronics, Inc	$78,278
6,546	*	Jakks Pacific, Inc	135,044
8,107	*	Leapfrog Enterprises, Inc	28,375
2,305		Marine Products Corp	12,954
5,734	*	Nautilus, Inc	12,672
3,987	*	RC2 Corp	42,541
4,109	*	Russ Berrie & Co, Inc	12,204
13,342	*	Shuffle Master, Inc	66,176
1,533		Steinway Musical Instruments, Inc	26,843
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	608,376

MISCELLANEOUS RETAIL - 1.06%
5,972	*	1-800-FLOWERS.COM, Inc (Class A)	22,813
1,124	*	Bidz.com, Inc	5,170
5,336		Big 5 Sporting Goods Corp	27,801
3,201	*	Blue Nile, Inc	78,392
13,524	*	Borders Group, Inc	5,410
4,101	*	Build-A-Bear Workshop, Inc	19,931
9,548	*	Cabela's, Inc	55,665
7,113		Cash America International, Inc	194,541
13,077	*	CKX, Inc	47,993
14,827	*	Coldwater Creek, Inc	42,257
21,177	*	Drugstore.Com	26,259
9,451	*	Ezcorp, Inc (Class A)	143,750
1,597	*	Fuqi International, Inc	9,997
5,849	*	GSI Commerce, Inc	61,531
6,760	*	Hibbett Sports, Inc	106,200
6,419	*	Jo-Ann Stores, Inc	99,430
12,012	*	Marvel Entertainment, Inc	369,368
7,675		Nutri/System, Inc	111,978
3,684	*	Overstock.com, Inc	39,714
1,783	*	PC Connection, Inc	9,129
2,713	*	PC Mall, Inc	10,879
3,530		Pricesmart, Inc	72,930
3,805	*	Shutterfly, Inc	26,597
2,841	*	Stamps.com, Inc	27,927
2,487		Systemax, Inc	26,785
7,069		World Fuel Services Corp	261,553
7,914	*	Zale Corp	26,354
4,802	*	Zumiez, Inc	35,775
		TOTAL MISCELLANEOUS RETAIL	1,966,129

MOTION PICTURES - 0.49%
7,646	*	Avid Technology, Inc	83,418
43,515	*	Blockbuster, Inc (Class A)	54,829
7,373		Cinemark Holdings, Inc	54,781
4,404	*	Gaiam, Inc (Class A)	20,346
20,127	*	Macrovision Solutions Corp	254,607
10,420		National CineMedia, Inc	105,659
3,308	*	RHI Entertainment, Inc	26,861
36,466	*	tw telecom inc (Class A)	308,867
		TOTAL MOTION PICTURES	909,368

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 1.00%
9,974		Advance America Cash Advance Centers, Inc	$18,851
9,387		Advanta Corp (Class B)	19,619
34,932		Apollo Investment Corp	325,216
23,825		Ares Capital Corp	150,812
2,509		BlackRock Kelso Capital Corp	24,739
7,360	*	Boise, Inc	3,165
33,617		Chimera Investment Corp	115,979
3,824	*	CompuCredit Corp	21,147
1,152	*	Credit Acceptance Corp	15,782
1,037	*	Doral Financial Corp	7,778
3,005	*	Encore Capital Group, Inc	21,636
2,345		Federal Agricultural Mortgage Corp (Class C)	8,208
6,345		Financial Federal Corp	147,648
4,775	*	First Cash Financial Services, Inc	91,012
16,437	*	First Marblehead Corp	21,204
5,409		Gladstone Investment Corp	26,558
21,852	*	Guaranty Financial Group, Inc	57,034
8,055		Hercules Technology Growth Capital, Inc	63,796
4,438		Kohlberg Capital Corp	16,154
18,534		MCG Capital Corp	13,159
2,864		Medallion Financial Corp	21,852
6,332	*	Mercadolibre, Inc	103,908
1,897	*	Mitcham Industries, Inc	7,531
4,360		Nelnet, Inc (Class A)	62,479
5,860	*	NewStar Financial, Inc	23,381
5,469		NGP Capital Resources Co	45,776
8,883	*	Ocwen Financial Corp	81,546
5,074		Patriot Capital Funding, Inc	18,469
5,215		PennantPark Investment Corp	18,826
12,938	*	PHH Corp	164,700
12,749	*	thinkorswim Group, Inc	71,649
4,002	*	World Acceptance Corp	79,080
		TOTAL NONDEPOSITORY INSTITUTIONS	1,868,694

NONMETALLIC MINERALS, EXCEPT FUELS - 0.34%
6,216		AMCOL International Corp	130,225
7,993		Compass Minerals International, Inc	468,869
15,421	*	General Moly, Inc	18,197
343	*	United States Lime & Minerals, Inc	8,215
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	625,506

OIL AND GAS EXTRACTION - 2.67%
8,123	*	Abraxas Petroleum Corp	5,849
689		APCO Argentina, Inc	18,348
2,204	*	Approach Resources, Inc	16,111
9,410	*	Arena Resources, Inc	264,327
8,298		Atlas America, Inc	123,225
6,860	*	ATP Oil & Gas Corp	40,131
9,961	*	Basic Energy Services, Inc	129,891
10,324		Berry Petroleum Co (Class A)	78,049
8,840	*	Bill Barrett Corp	186,789
11,205	*	BMB Munai, Inc	15,575
11,350	*	Brigham Exploration Co	36,320
6,143	*	Bronco Drilling Co, Inc	39,684

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,804	*	Cal Dive International, Inc	$70,334
5,167	*	Callon Petroleum Co	13,434
10,405	*	Cano Petroleum, Inc	4,578
6,602	*	Carrizo Oil & Gas, Inc	106,292
11,935	*	Cheniere Energy, Inc	34,015
1,386	*	Clayton Williams Energy, Inc	62,980
11,498	*	Complete Production Services, Inc	93,709
11,184	*	Comstock Resources, Inc	528,443
13,585	*	Concho Resources, Inc	310,009
3,175	*	Contango Oil & Gas Co	178,753
1,899	*	Dawson Geophysical Co	33,821
15,149	*	Delta Petroleum Corp	72,109
1,999	*	Double Eagle Petroleum Co	14,033
27,572	*	Endeavour International Corp	13,786
8,077	*	Energy Partners Ltd	10,904
2,930	*	Energy Recovery, Inc	22,209
29,392		Energy XXI Bermuda Ltd	23,220
36,746	*	EXCO Resources, Inc	332,918
9,631	*	FX Energy, Inc	26,870
18,155	*	Gasco Energy, Inc	7,080
9,309	*	GeoGlobal Resources, Inc	14,894
1,285	*	Geokinetics, Inc	3,174
3,573	*	Geomet, Inc	6,146
1,491	*	Georesources, Inc	12,957
4,012	*	GMX Resources, Inc	101,584
5,528	*	Goodrich Petroleum Corp	165,564
6,434	*	Gulfport Energy Corp	25,414
7,662	*	Harvest Natural Resources, Inc	32,947
3,652		Houston American Energy Corp	12,344
2,270		Kayne Anderson Energy Development Co	17,048
14,850	*	McMoRan Exploration Co	145,530
16,787	*	Meridian Resource Corp	9,569
22,211	*	Newpark Resources, Inc	82,181
4,976	*	Northern Oil And Gas, Inc	12,938
45,634	*	Oilsands Quest, Inc	33,313
1,698		Panhandle Oil and Gas, Inc (Class A)	30,564
10,160	*	Parallel Petroleum Corp	20,422
27,490	*	Parker Drilling Co	79,721
10,294		Penn Virginia Corp	267,437
800	m,v*	Petrocorp, Inc	0
3,723	*	Petroleum Development Corp	89,613
10,609	*	Petroquest Energy, Inc	71,717
12,679	*	Pioneer Drilling Co	70,622
4,148	*	PowerSecure International, Inc	13,647
6,719		Precision Drilling Trust	56,372
180	*	PrimeEnergy Corp	9,351
5,541	*	Quest Resource Corp	2,438
12,988	*	RAM Energy Resources, Inc	11,429
4,131	*	Rex Energy Corp	12,145
7,360		RPC, Inc	71,834
7,658	*	Stone Energy Corp	84,391
13,136	*	Sulphco, Inc	12,348
4,053	*	Superior Well Services, Inc	40,530
7,371	*	Swift Energy Co	123,907

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,142	*	Toreador Resources Corp	$22,740
3,276	*	Trico Marine Services, Inc	14,644
5,737	*	Tri-Valley Corp	10,327
8,598	*	TXCO Resources, Inc	12,811
3,906	*	Union Drilling, Inc	20,272
14,706	*	Vaalco Energy, Inc	109,413
5,502	*	Venoco, Inc	14,910
13,737	*	Warren Resources, Inc	27,337
9,399	*	Willbros Group, Inc	79,610
		TOTAL OIL AND GAS EXTRACTION	4,969,951

PAPER AND ALLIED PRODUCTS - 0.44%
14,007	*	AbitibiBowater, Inc	6,583
9,559	*	Buckeye Technologies, Inc	34,795
11,802	*	Cenveo, Inc	52,519
10,798		Glatfelter	100,421
35,679	*	Graphic Packaging Holding Co	40,674
4,640	*	Kapstone Paper and Packaging Corp	11,043
8,331	*	Mercer International, Inc	15,996
3,725		Neenah Paper, Inc	32,929
9,249		Rock-Tenn Co (Class A)	316,131
3,836		Schweitzer-Mauduit International, Inc	76,797
2,710		Verso Paper Corp	2,791
10,639		Wausau Paper Corp	121,710
		TOTAL PAPER AND ALLIED PRODUCTS	812,389

PERSONAL SERVICES - 0.46%
6,732	*	Coinstar, Inc	131,341
4,901		G & K Services, Inc (Class A)	99,098
7,181		Jackson Hewitt Tax Service, Inc	112,670
10,392		Regis Corp	150,996
23,711	*	Sally Beauty Holdings, Inc	134,916
4,080	*	Steiner Leisure Ltd	120,442
3,373		Unifirst Corp	100,144
		TOTAL PERSONAL SERVICES	849,607

PETROLEUM AND COAL PRODUCTS - 0.27%
2,401		Alon USA Energy, Inc	21,969
10,996	*	American Oil & Gas, Inc	8,797
5,673	*	CVR Energy, Inc	22,692
2,571		Delek US Holdings, Inc	13,601
54,264	*	Gran Tierra Energy, Inc	151,938
10,154	*	Headwaters, Inc	68,540
2,860		Quaker Chemical Corp	47,047
3,957		WD-40 Co	111,944
7,307		Western Refining, Inc	56,702
		TOTAL PETROLEUM AND COAL PRODUCTS	503,230

PRIMARY METAL INDUSTRIES - 1.00%
11,344		Belden CDT, Inc	236,862
5,047	*	Brush Engineered Materials, Inc	64,198
1,898	*	Coleman Cable, Inc	8,598
4,644		Encore Wire Corp	88,050
3,136	*	Fushi Copperweld, Inc	16,527

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,655	*	General Steel Holdings, Inc	$10,461
6,553		Gibraltar Industries, Inc	78,243
2,925	*	Haynes International, Inc	72,014
8,575	*	Horsehead Holding Corp	40,303
7,703		Matthews International Corp (Class A)	282,545
5,961	*	Metalico, Inc	9,240
9,029		Mueller Industries, Inc	226,447
2,183	*	Northwest Pipe Co	93,018
2,312		Olympic Steel, Inc	47,095
5,654	*	RTI International Metals, Inc	80,909
1,463	*	Sutor Technology Group Ltd	3,380
5,794		Texas Industries, Inc	199,893
5,905		Tredegar Corp	107,353
1,517	*	Universal Stainless & Alloy	21,981
15,514		Worthington Industries, Inc	170,964
		TOTAL PRIMARY METAL INDUSTRIES	1,858,081

PRINTING AND PUBLISHING - 0.57%
14,471	*	ACCO Brands Corp	49,925
5,024		AH Belo Corp (Class A)	10,952
11,297		American Greetings Corp (Class A)	85,519
21,905		Belo (A.H.) Corp (Class A)	34,172
6,631		Bowne & Co, Inc	38,990
4,447	*	China Information Security Technology, Inc	16,009
2,665	*	Consolidated Graphics, Inc	60,336
2,595		Courier Corp	46,451
1,759		CSS Industries, Inc	31,205
6,003	*	Dolan Media Co	39,560
6,254		Ennis, Inc	75,736
9,117		Harte-Hanks, Inc	56,890
10,352		Journal Communications, Inc (Class A)	25,362
11,345		Lee Enterprises, Inc	4,651
6,224	*	Martha Stewart Living Omnimedia, Inc (Class A)	16,182
14,267		McClatchy Co (Class A)	11,414
5,243		Media General, Inc (Class A)	9,175
2,439		Multi-Color Corp	38,585
5,243	*	Playboy Enterprises, Inc (Class B)	11,325
6,758	*	Presstek, Inc	21,693
7,864		Primedia, Inc	17,065
17,682	*	R.H. Donnelley Corp	6,542
3,659		Schawk, Inc (Class A)	41,932
5,699		Scholastic Corp	77,392
2,812		Standard Register Co	25,111
10,815	*	Valassis Communications, Inc	14,276
10,781	*	VistaPrint Ltd	200,635
		TOTAL PRINTING AND PUBLISHING	1,067,085

RAILROAD TRANSPORTATION - 0.12%
7,447	*	Genesee & Wyoming, Inc (Class A)	227,134
		TOTAL RAILROAD TRANSPORTATION	227,134

REAL ESTATE - 0.16%
1,329		Consolidated-Tomoka Land Co	50,755
2,432		DuPont Fabros Technology, Inc	5,034

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,829	*	Forestar Real Estate Group, Inc	$84,053
1,376	*	FX Real Estate and Entertainment, Inc	206
7,536		Grubb & Ellis Co	9,345
7,576	*	LoopNet, Inc	51,668
20,505		Stewart Enterprises, Inc (Class A)	61,720
1,366	*	Stratus Properties, Inc	17,020
5,843		Thomas Properties Group, Inc	15,133
		TOTAL REAL ESTATE	294,934

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.79%
1,328	*	AEP Industries, Inc	23,346
14,310		Cooper Tire & Rubber Co	88,150
3,213	*	Deckers Outdoor Corp	256,622
4,653	*	Metabolix, Inc	59,186
6,635		Schulman (A.), Inc	112,795
7,888	*	Skechers U.S.A., Inc (Class A)	101,124
7,592		Spartech Corp	47,526
8,455		Titan International, Inc	69,754
3,828	*	Trex Co, Inc	63,009
15,268		Tupperware Corp	346,584
8,003		West Pharmaceutical Services, Inc	302,273
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,470,369

SECURITY AND COMMODITY BROKERS - 1.30%
6,215	*	Broadpoint Securities Group, Inc	18,459
4,652		Calamos Asset Management, Inc (Class A)	34,425
4,095		Cohen & Steers, Inc	45,004
504		Diamond Hill Investment Group, Inc	32,760
2,713	*	Duff & Phelps Corp	51,873
2,602		Epoch Holding Corp	19,749
2,412		Evercore Partners, Inc (Class A)	30,126
5,880	*	FBR Capital Markets Corp	28,577
5,579	*	FCStone Group, Inc	24,715
2,454		Fifth Street Finance Corp	18,528
28,615	*	Friedman Billings Ramsey Group, Inc (Class A)	4,865
1,857		GAMCO Investors, Inc (Class A)	50,733
16,546		GFI Group, Inc	58,573
4,287		Greenhill & Co, Inc	299,103
9,950	*	Interactive Brokers Group, Inc (Class A)	178,006
1,035	*	International Assets Holding Corp	8,880
6,325	*	KBW, Inc	145,475
23,156	*	Knight Capital Group, Inc (Class A)	373,968
12,576	*	LaBranche & Co, Inc	60,239
25,378	*	Ladenburg Thalmann Financial Services, Inc	18,272
7,591	*	MarketAxess Holdings, Inc	61,943
10,246		optionsXpress Holdings, Inc	136,887
4,051	*	Penson Worldwide, Inc	30,869
4,479	*	Piper Jaffray Cos	178,085
1,515		Pzena Investment Management, Inc (Class A)	6,393
4,767		Sanders Morris Harris Group, Inc	28,554
6,343	*	Stifel Financial Corp	290,827
5,924		SWS Group, Inc	112,260
5,179	*	Thomas Weisel Partners Group, Inc	24,445
2,887		US Global Investors, Inc (Class A)	14,117

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
373		Value Line, Inc	$12,876
1,037		Westwood Holdings Group, Inc	29,461
		TOTAL SECURITY AND COMMODITY BROKERS	2,429,047

SOCIAL SERVICES - 0.06%
4,525	*	Capital Senior Living Corp	13,485
2,322	*	Providence Service Corp	3,367
5,972	*	Res-Care, Inc	89,699
		TOTAL SOCIAL SERVICES	106,551

SPECIAL TRADE CONTRACTORS - 0.63%
736		Alico, Inc	30,169
8,518	*	AsiaInfo Holdings, Inc	100,853
5,505		Chemed Corp	218,934
9,567		Comfort Systems USA, Inc	101,984
10,230	*	Dycom Industries, Inc	84,091
16,719	*	EMCOR Group, Inc	375,006
6,754	*	Insituform Technologies, Inc (Class A)	132,986
1,897	*	Integrated Electrical Services, Inc	16,618
4,686	*	Layne Christensen Co	112,511
		TOTAL SPECIAL TRADE CONTRACTORS	1,173,152

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
7,187		Apogee Enterprises, Inc	74,457
5,751	*	Cabot Microelectronics Corp	149,928
5,084		CARBO Ceramics, Inc	180,634
2,662		Libbey, Inc	3,328
8,996	*	US Concrete, Inc	30,227
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	438,574

TEXTILE MILL PRODUCTS - 0.10%
7,370		Albany International Corp (Class A)	94,631
13,315		Interface, Inc (Class A)	61,782
3,507		Oxford Industries, Inc	30,756
3,834	*	Xerium Technologies, Inc	2,530
		TOTAL TEXTILE MILL PRODUCTS	189,699

TOBACCO PRODUCTS - 0.16%
6,276		Universal Corp	187,464
7,929		Vector Group Ltd	107,993
		TOTAL TOBACCO PRODUCTS	295,457

TRANSPORTATION BY AIR - 1.15%
2,753	*	Air Methods Corp	44,020
28,545	*	Airtran Holdings, Inc	126,740
8,864	*	Alaska Air Group, Inc	259,272
3,388	*	Allegiant Travel Co	164,555
3,160	*	Atlas Air Worldwide Holdings, Inc	59,724
5,825	*	Bristow Group, Inc	156,052
10,566	*	Hawaiian Holdings, Inc	67,411
42,729	*	JetBlue Airways Corp	303,376
3,330	*	PHI, Inc	46,653
8,665	*	Republic Airways Holdings, Inc	92,456
14,474		Skywest, Inc	269,216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
30,993		UAL Corp	$341,543
27,848	*	US Airways Group, Inc	215,265
		TOTAL TRANSPORTATION BY AIR	2,146,283

TRANSPORTATION EQUIPMENT - 2.05%
4,908		A.O. Smith Corp	144,884
9,357	*	AAR Corp	172,262
2,526	*	Aerovironment, Inc	92,982
11,399		American Axle & Manufacturing Holdings, Inc	32,943
1,810		American Railcar Industries, Inc	19,059
5,434	*	Amerigon, Inc (Class A)	17,715
18,036		ArvinMeritor, Inc	51,403
5,123	*	ATC Technology Corp	74,949
21,816		Brunswick Corp	91,845
12,388		Clarcor, Inc	411,033
5,827	*	Cogo Group, Inc	28,319
24,312	*	Dana Holding Corp	17,991
2,678	*	Dorman Products, Inc	35,350
2,676		Ducommun, Inc	44,689
11,841		Federal Signal Corp	97,215
17,025	*	Force Protection, Inc	101,810
2,798		Freightcar America, Inc	51,119
2,892	*	Fuel Systems Solutions, Inc	94,742
14,018	*	GenCorp, Inc	51,586
2,258	*	GenTek, Inc	33,983
3,998		Greenbrier Cos, Inc	27,466
6,076		Group 1 Automotive, Inc	65,439
24,748	*	Hayes Lemmerz International, Inc	11,137
5,524		Heico Corp	214,497
6,169		Kaman Corp	111,844
15,913	*	Lear Corp	22,437
2,116	*	LMI Aerospace, Inc	24,059
14,446	*	Orbital Sciences Corp	282,130
8,003		Polaris Industries, Inc	229,286
8,315		Spartan Motors, Inc	39,330
6,004		Superior Industries International, Inc	63,162
11,525	*	Tenneco, Inc	33,999
8,224	*	TransDigm Group, Inc	276,080
4,010		Triumph Group, Inc	170,265
27,589	*	Visteon Corp	9,656
7,541		Wabash National Corp	33,935
11,937		Westinghouse Air Brake Technologies Corp	474,495
6,785		Winnebago Industries, Inc	40,914
3,602	*	Wonder Auto Technology, Inc	14,120
		TOTAL TRANSPORTATION EQUIPMENT	3,810,130

TRANSPORTATION SERVICES - 0.23%
4,951		Ambassadors Group, Inc	45,549
1,934	*	Dynamex, Inc	28,527
9,180	*	HUB Group, Inc (Class A)	243,545
8,981	*	Orbitz Worldwide, Inc	34,846
8,202		Pacer International, Inc	85,547
		TOTAL TRANSPORTATION SERVICES	438,014

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.61%
5,460		Arkansas Best Corp	$164,401
5,440	*	Celadon Group, Inc	46,403
6,968		Forward Air Corp	169,113
13,548		Heartland Express, Inc	213,516
3,785	*	Marten Transport Ltd	71,764
6,671	*	Old Dominion Freight Line	189,857
326	*	Patriot Transportation Holding, Inc	22,843
2,700	*	Saia, Inc	29,322
1,427	*	Universal Truckload Services, Inc	20,206
10,194		Werner Enterprises, Inc	176,764
14,358	*	YRC Worldwide, Inc	41,207
		TOTAL TRUCKING AND WAREHOUSING	1,145,396

WATER TRANSPORTATION - 0.71%
9,038	*	American Commercial Lines, Inc	44,286
9,894		DHT Maritime, Inc	54,813
11,302		Eagle Bulk Shipping, Inc	77,080
6,090		Genco Shipping & Trading Ltd	90,132
12,315		General Maritime Corp	133,002
8,789		Golar LNG Ltd	59,414
5,480	*	Gulfmark Offshore, Inc	130,369
7,067		Horizon Lines, Inc (Class A)	24,664
5,668	*	Hornbeck Offshore Services, Inc	92,615
1,473		International Shipholding Corp	37,311
4,098		Knightsbridge Tankers Ltd	60,036
8,497		Nordic American Tanker Shipping	286,774
12,819	*	Odyssey Marine Exploration, Inc	41,277
10,097		Ship Finance International Ltd	111,572
2,609	*	TBS International Ltd (Class A)	26,168
2,950		Teekay Tankers Ltd (Class A)	37,465
5,655	*	Ultrapetrol Bahamas Ltd	18,039
		TOTAL WATER TRANSPORTATION	1,325,017

WHOLESALE TRADE-DURABLE GOODS - 1.55%
6,103		Agilysys, Inc	26,182
10,583		Applied Industrial Technologies, Inc	200,230
11,560		Barnes Group, Inc	167,620
11,032	*	Beacon Roofing Supply, Inc	153,124
2,240	*	Cardtronics, Inc	2,890
4,034		Castle (A.M.) & Co	43,688
2,709	*	Chindex International, Inc	21,537
7,403	*	Conceptus, Inc	112,674
5,226	*	DemandTec, Inc	42,174
6,307	*	Digi International, Inc	51,150
4,900	*	Drew Industries, Inc	58,800
4,045	*	Hansen Medical, Inc	29,205
4,860		Houston Wire & Cable Co	45,247
11,463	*	Insight Enterprises, Inc	79,095
7,816	*	Interline Brands, Inc	83,084
13,840		Knight Transportation, Inc	223,101
904		Lawson Products, Inc	20,656
4,691	*	MedAssets, Inc	68,489
2,502	*	MWI Veterinary Supply, Inc	67,454

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,176		Owens & Minor, Inc	$383,125
9,932		PEP Boys-Manny Moe & Jack	41,019
11,791		Pool Corp	211,884
15,288	*	PSS World Medical, Inc	287,720
12,785	*	Solera Holdings, Inc	308,118
1,419	*	Titan Machinery, Inc	19,951
9,881	*	TomoTherapy, Inc	23,517
9,304	*	Tyler Technologies, Inc	111,462
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,883,196

WHOLESALE TRADE-NONDURABLE GOODS - 1.64%
6,183		Aceto Corp	61,892
13,947	*	Akorn, Inc	32,078
21,110	*	Alliance One International, Inc	62,063
35,490		Allscripts Healthcare Solutions, Inc	352,060
4,499		Andersons, Inc	74,144
5,604	*	BMP Sunstone Corp	31,214
2,753	*	Clearwater Paper Corp	23,098
2,352	*	Core-Mark Holding Co, Inc	50,615
10,361	*	Fresh Del Monte Produce, Inc	232,294
4,230	*	Green Mountain Coffee Roasters, Inc	163,701
9,764	*	Hain Celestial Group, Inc	186,395
2,196		Kenneth Cole Productions, Inc (Class A)	15,548
6,216		K-Swiss, Inc (Class A)	70,862
4,250	*	LSB Industries, Inc	35,360
998	*	Maui Land & Pineapple Co, Inc	13,403
12,739		Men's Wearhouse, Inc	172,486
6,692		Myers Industries, Inc	53,536
3,084		Nash Finch Co	138,441
12,006		Nu Skin Enterprises, Inc (Class A)	125,223
2,992	*	Perry Ellis International, Inc	18,969
1,806		Schiff Nutrition International, Inc	10,782
4,731	*	School Specialty, Inc	90,457
5,412		Spartan Stores, Inc	125,829
2,498	*	Synutra International, Inc	27,528
8,193	*	Tractor Supply Co	296,094
10,673	*	United Natural Foods, Inc	190,193
5,788	*	United Stationers, Inc	193,840
4,644	*	Volcom, Inc	50,620
5,063		Zep, Inc	97,767
4,852	*	Zhongpin, Inc	58,224
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,054,716

		TOTAL COMMON STOCKS	184,976,798
		(Cost $263,384,710)

SHORT-TERM INVESTMENTS - 0.00%**
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
82		State Street Navigator Securities Lending Prime Portfolio	82
			82
		TOTAL SHORT-TERM INVESTMENTS	82
		(Cost $82)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 99.35%	$184,976,880
(Cost $263,384,792)

		OTHER ASSETS & LIABILITIES, NET - 0.65%	1,210,815

		NET ASSETS - 100.00%	$186,187,695

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	b	In bankruptcy
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1 which represents 0.00% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $78,407,912, consisting of gross unrealized appreciation of $10,167,480 and gross unrealized depreciation of
$88,575,392.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.50%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
3,612		Bureau Veritas S.A.	$144,299
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	144,299

AMUSEMENT AND RECREATION SERVICES - 0.27%
31,036		Aristocrat Leisure Ltd	83,957
56,895		Ladbrokes plc	151,332
5,184		Lottomatica S.p.A.	129,037
19,978		OPAP S.A.	574,291
5,000		Oriental Land Co Ltd	410,496
15,300		Sega Sammy Holdings, Inc	178,412
36,373		Sky City Entertainment Group Ltd	66,320
43,463		TABCORP Holdings Ltd	211,813
107,594		Tattersall's Ltd	209,291
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,014,949

APPAREL AND ACCESSORY STORES - 0.48%
38,149		Burberry Group plc	121,627
4,500		Fast Retailing Co Ltd	660,298
47,814		Hennes & Mauritz AB (B Shares)	1,901,806
20,505		Inditex S.A.	913,105
		TOTAL APPAREL AND ACCESSORY STORES	3,596,836

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
6,124		Hermes International	851,266
12,000		Onward Kashiyama Co Ltd	95,648
2,100		Shimamura Co Ltd	162,131
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,109,045

AUTO REPAIR, SERVICES AND PARKING - 0.29%
174,714		Standard Chartered plc	2,197,957
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,197,957

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
221,593		Kingfisher plc	430,104
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	430,104

BUSINESS SERVICES - 2.08%
10,652		Adecco S.A.	364,661
6,606		Atos Origin S.A.	164,507
44,562		Computershare Ltd	242,335
6,128		Dassault Systemes S.A.	275,352
28		Dena Co Ltd	90,687
183	v	Dentsu, Inc	357,319
96,028		Experian Group Ltd	596,438
164,000		Fujitsu Ltd	797,368

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,537		Gestevision Telecinco S.A.	$135,046
119,116		Group 4 Securicor plc	351,081
2,220		Hakuhodo DY Holdings, Inc	121,114
130,497		Hays plc	130,866
29,787		IFIL - Investments S.p.A.	77,092
11,662		Indra Sistemas S.A.	267,675
5,904		JC Decaux S.A.	100,903
16,900		JSR Corp	190,129
9,500		Konami Corp	246,287
138,713		LogicaCMG plc	137,610
5,530		Mitsubishi UFJ Lease & Finance Co Ltd	140,938
181,000		NEC Corp	612,351
10,600		Nomura Research Institute Ltd	202,208
118		NTT Data Corp	475,430
660		Obic Co Ltd	107,783
3,600		Oracle Corp Japan	155,928
1,300		Otsuka Corp	59,210
11,888		Publicis Groupe S.A.	303,976
615		Rakuten, Inc	391,567
8,646		Randstad Holdings NV	174,867
123,057		Sage Group plc	300,773
81,580		SAP AG.	2,960,298
19,800		Secom Co Ltd	1,021,729
29,504		Securitas AB (B Shares)	248,392
419		SGS S.A.	438,214
1,757		Societe Des Autoroutes Paris-Rhin-Rhone	121,505
70,800		Softbank Corp	1,285,812
6,000		Square Enix Co Ltd	193,605
10,000		Trend Micro, Inc	351,230
12,063		United Internet AG.	109,122
2,340		USS Co Ltd	124,170
104,415		WPP plc	604,244
1,390		Yahoo! Japan Corp	570,336
		TOTAL BUSINESS SERVICES	15,600,158

CHEMICALS AND ALLIED PRODUCTS - 11.30%
8,623	*	Actelion Ltd	487,816
23,162		Air Liquide	2,107,249
112,000		Asahi Kasei Corp	494,374
45,000		Astellas Pharma, Inc	1,841,954
135,669		AstraZeneca plc	5,475,283
88,439		BASF AG.	3,436,179
7,323		Beiersdorf AG.	433,745
5,132		Christian Dior S.A.	287,133
21,058		Chugai Pharmaceutical Co Ltd	409,342
55,952		CSL Ltd	1,314,628
22,000		Daicel Chemical Industries Ltd	104,211
65,300		Daiichi Sankyo Co Ltd	1,544,238
57,000		Dainippon Ink and Chemicals, Inc	120,256
14,000		Dainippon Sumitomo Pharma Co Ltd	131,077
12,807		DSM NV	326,228
23,600		Eisai Co Ltd	984,818
44,634	*	Elan Corp plc	258,411
800	*	Elan Corp plc (ADR)	4,800

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
457	Eramet	$87,665
544	Givaudan S.A.	429,866
488,874	GlaxoSmithKline plc	9,028,478
12,745	Grifols S.A.	223,313
12,216	Henkel KGaA	318,414
16,714	Henkel KGaA	523,628
6,300	Hisamitsu Pharmaceutical Co, Inc	257,530
166,508	Incitec Pivot Ltd	289,062
19,000	Kansai Paint Co Ltd	97,615
49,000	Kao Corp	1,488,391
49,000	Kingboard Chemical Holdings Ltd	87,882
32,500	Kuraray Co Ltd	254,635
24,000	Kyowa Hakko Kogyo Co Ltd	251,954
12,553	Linde AG.	1,053,555
4,167	Lonza Group AG.	386,328
22,850	L'Oreal S.A.	1,978,811
13,800	Mediceo Paltac Holdings Co Ltd	165,988
6,063	Merck KGaA	542,398
120,000	Mitsubishi Chemical Holdings Corp	531,732
37,000	Mitsubishi Gas Chemical Co, Inc	151,819
13,000	Nissan Chemical Industries Ltd	126,011
222,315	Novartis AG.	11,133,850
41,335	Novo Nordisk AS (Class B)	2,132,219
3,844	Novozymes AS (B Shares)	308,296
12,713	Nufarm Ltd	92,978
9,100	Ono Pharmaceutical Co Ltd	473,784
8,055	Orion Oyj (Class B)	136,997
56,412	Reckitt Benckiser Group plc	2,090,922
65,642	Roche Holding AG.	10,162,502
98,296	Sanofi-Aventis	6,203,287
7,000	Santen Pharmaceutical Co Ltd	211,524
38,400	Shin-Etsu Chemical Co Ltd	1,772,220
28,000	Shionogi & Co Ltd	723,102
52,455	Shire Ltd	763,222
31,000	Shiseido Co Ltd	637,511
112,000	Showa Denko KK	162,219
5,320	Solvay S.A.	392,308
148,000	Sumitomo Chemical Co Ltd	507,351
9,565	Syngenta AG.	1,858,150
12,000	Taisho Pharmaceutical Co Ltd	255,625
27,000	Taiyo Nippon Sanso Corp	208,411
76,300	Takeda Pharmaceutical Co Ltd	3,976,930
21,000	Tanabe Seiyaku Co Ltd	316,969
21,000	Tokuyama Corp	178,046
125,000	Toray Industries, Inc	636,146
49,000	Tosoh Corp	120,940
5,700	Tsumura & Co	211,572
95,000	UBE Industries Ltd	266,869
8,698	UCB S.A.	281,712
1,485	Wacker Chemie AG.	159,018
17,835	Yara International ASA	392,312
	TOTAL CHEMICALS AND ALLIED PRODUCTS	84,803,809

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 7.42%
15,845		Belgacom S.A.	$601,952
106,742		British Sky Broadcasting plc	736,648
724,127		BT Group plc	1,407,586
235,643		Cable & Wireless plc	530,215
36,922		Carphone Warehouse Group plc	47,643
264,974		Deutsche Telekom AG.	4,006,224
13,345		Elisa Oyj (Series A)	232,322
8,306		Eutelsat Communications	195,123
171,043		France Telecom S.A.	4,745,653
41		Fuji Television Network, Inc	58,652
25,311		Hellenic Telecommunications Organization S.A.	418,684
2,100		Hikari Tsushin, Inc	39,917
139,000		Hutchison Telecommunications International Ltd	37,305
1,545		Iliad S.A.	133,153
312,354		ITV plc	178,512
229		Jupiter Telecommunications Co	238,352
273		KDDI Corp	1,949,300
5,909		M6-Metropole Television	113,720
68,156		Mediaset S.p.A.	392,716
2,926		Mobistar S.A.	210,035
4,471		Modern Times Group AB (B Shares)	97,883
486	v	Nippon Telegraph & Telephone Corp	2,509,079
1,468		NTT DoCoMo, Inc	2,889,486
352,000		PCCW Ltd	168,047
57,495		Portugal Telecom SGPS S.A.	485,120
16,617		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	85,695
168,575		Royal KPN NV	2,432,320
26,049		SES Global S.A.	500,414
745,403		Singapore Telecommunications Ltd	1,319,297
11,106		Societe Television Francaise 1	161,172
2,254		Swisscom AG.	731,163
28,726		Tele2 AB (B Shares)	259,953
172,172		Telecom Corp of New Zealand Ltd	230,414
565,338		Telecom Italia S.p.A.	643,671
939,008		Telecom Italia S.p.A.	1,544,831
386,336		Telefonica S.A.	8,720,250
32,366		Telekom Austria AG.	470,930
78,854		Telenor ASA	531,980
24,000		Television Broadcasts Ltd	78,192
210,203		TeliaSonera AB	1,058,586
407,592		Telstra Corp Ltd	1,088,383
3,300		Tokyo Broadcasting System, Inc	50,347
109,353		Vivendi Universal S.A.	3,536,421
4,931,054		Vodafone Group plc	9,854,578
		TOTAL COMMUNICATIONS	55,721,924

DEPOSITORY INSTITUTIONS - 12.47%
35,000		77 Bank Ltd	190,510
84,119		Allied Irish Banks plc	202,405
35,717		Alpha Bank S.A.	332,644
67,097		Anglo Irish Bank Corp plc	15,949
64,000		Aozora Bank Ltd	60,128
199,790		Australia & New Zealand Banking Group Ltd	2,129,798
67,341		Banca Carige S.p.A.	163,891

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
83,694		Banca Intesa S.p.A.	$216,506
720,180		Banca Intesa S.p.A.	2,616,190
231,957		Banca Monte dei Paschi di Siena S.p.A.	506,510
37,231		Banca Popolare di Milano	223,793
56,859		Banche Popolari Unite Scpa	833,910
329,811		Banco Bilbao Vizcaya Argentaria S.A.	4,086,483
216,394	*	Banco Comercial Portugues S.A.	245,151
87,742		Banco de Sabadell S.A.	600,666
16,709		Banco de Valencia S.A.	178,752
20,089		Banco Espirito Santo S.A.	186,816
60,135		Banco Popolare Scarl	426,373
77,187		Banco Popular Espanol S.A.	669,488
721,079		Banco Santander Central Hispano S.A.	6,966,125
133,624		Bank of East Asia Ltd	279,310
89,471		Bank of Ireland	103,724
29,000		Bank of Kyoto Ltd	325,017
116,000		Bank of Yokohama Ltd	684,258
26,456		Bankinter S.A.	239,298
761,747		Barclays plc	1,680,040
25,459		Bendigo Bank Ltd	195,250
76,694		BNP Paribas	3,224,905
347,500		BOC Hong Kong Holdings Ltd	393,674
72,000		Chiba Bank Ltd	450,277
15,000		Chugoku Bank Ltd	231,765
64,345		Commerzbank AG.	611,349
130,447	m	Commonwealth Bank of Australia	2,628,386
83,358		Credit Agricole S.A.	926,974
39,607		Danske Bank AS	399,001
53,500	m,v*	DBS Group Holdings Ltd	111,400
107,000		DBS Group Holdings Ltd	625,327
50,708		Deutsche Bank AG.	2,005,311
8,296		Deutsche Postbank AG.	179,549
49,996		Dexia	222,390
67,063		DNB NOR Holding ASA	266,082
29,855		EFG Eurobank Ergasias S.A.	236,550
4,931		EFG International	88,117
17,947		Erste Bank der Oesterreichischen Sparkassen AG.	417,876
185,414		Fortis	239,435
185,414	m,v	Fortis	0
73,000		Fukuoka Financial Group, Inc	319,082
38,000		Gunma Bank Ltd	243,263
41,000		Hachijuni Bank Ltd	235,769
71,600		Hang Seng Bank Ltd	939,553
47,000		Hiroshima Bank Ltd	205,675
112,000		Hokuhoku Financial Group, Inc	265,130
1,126,077		HSBC Holdings plc	10,717,898
184,770		ING Groep NV	2,033,567
38,191		Investec plc	156,491
23,000		Iyo Bank Ltd	286,281
66,000		Joyo Bank Ltd	375,351
19,780		Julius Baer Holding AG.	766,619
4,161	*	Jyske Bank	97,123
559,436		Lloyds TSB Group plc	1,013,455
243,186	v*	Lloyds TSB Group plc	0

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
46,160		Mediobanca S.p.A.	$474,694
1,023,380		Mitsubishi UFJ Financial Group, Inc	6,432,091
92,000		Mitsui Trust Holdings, Inc	452,337
908	v	Mizuho Financial Group, Inc	2,581,264
137,000		Mizuho Trust & Banking Co Ltd	173,813
182,117		National Australia Bank Ltd	2,649,904
46,517		National Bank of Greece S.A.	853,524
96,125		Natixis	167,023
64,000		Nishi-Nippon City Bank Ltd	186,147
195,274		Nordea Bank AB	1,391,851
9,951		OKO Bank (Class A)	138,399
234,520		Oversea-Chinese Banking Corp	812,254
29,498		Piraeus Bank S.A.	262,424
5,138		Raiffeisen International Bank Holding AG.	142,832
481	v	Resona Holdings, Inc	711,551
1,660,734		Royal Bank of Scotland Group plc	1,179,534
29	v	Sapporo Hokuyo Holdings, Inc	111,649
40		Seven Bank Ltd	152,888
146,000		Shinsei Bank Ltd	231,077
56,000		Shizuoka Bank Ltd	650,764
42,416		Skandinaviska Enskilda Banken AB (Class A)	342,393
44,189		Societe Generale	2,211,296
627	v	Sumitomo Mitsui Financial Group, Inc	2,600,684
133,000		Sumitomo Trust & Banking Co Ltd	786,195
89,660		Suncorp-Metway Ltd	525,092
20,000		Suruga Bank Ltd	198,692
42,975		Svenska Handelsbanken (A Shares)	710,645
33,500		Swedbank AB (A Shares)	197,874
274,117		UBS A.G.	3,988,224
1,062,348		UniCredito Italiano S.p.A	2,701,045
114,000		United Overseas Bank Ltd	1,022,301
253,628		Westpac Banking Corp	3,000,795
17,000		Wing Hang Bank Ltd	97,939
19,000		Yamaguchi Financial Group, Inc	213,681
		TOTAL DEPOSITORY INSTITUTIONS	93,625,486

EATING AND DRINKING PLACES - 0.22%
9,695		Autogrill S.p.A.	74,289
172,830		Compass Group plc	854,793
8,861		Sodexho Alliance S.A.	487,454
16,434		Whitbread plc	216,669
		TOTAL EATING AND DRINKING PLACES	1,633,205

EDUCATIONAL SERVICES - 0.04%
7,000		Benesse Corp	306,328
		TOTAL EDUCATIONAL SERVICES	306,328

ELECTRIC, GAS, AND SANITARY SERVICES - 7.47%
118,299		A2A S.p.A.	212,680
41,627		AGL Energy Ltd	442,881
1,266		BKW FMB Energie AG.	122,259
96,786		British Energy Group plc	1,076,357
455,812		Centrica plc	1,743,215
61,900		Chubu Electric Power Co, Inc	1,885,339

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
26,100		Chugoku Electric Power Co, Inc	$687,223
191,500		CLP Holdings Ltd	1,299,695
27,491		Contact Energy Ltd	117,762
31,964		Drax Group plc	257,815
177,646		E.ON AG.	6,975,657
20,723	*	EDP Renovaveis S.A.	144,116
12,500		Electric Power Development Co	491,328
18,765		Electricite de France	1,082,497
18,292		Enagas	403,911
404,874		Enel S.p.A.	2,608,035
171,449		Energias de Portugal S.A.	642,279
41,555		Fortum Oyj	903,211
11,639		Gas Natural SDG S.A.	316,689
102,419		Gaz de France	5,029,130
18,200		Hokkaido Electric Power Co, Inc	460,143
16,500		Hokuriku Electric Power Co	466,752
375,110		Hong Kong & China Gas Ltd	566,280
130,000		Hong Kong Electric Holdings Ltd	729,659
93,689	*	Iberdrola Renovables	408,451
326,470		Iberdrola S.A.	3,043,253
141,632		International Power plc	489,225
71,400		Kansai Electric Power Co, Inc	2,068,171
35,500		Kyushu Electric Power Co, Inc	942,440
228,959		National Grid plc	2,251,632
7,250		Oest Elektrizitatswirts AG. (Class A)	335,223
182,000		Osaka Gas Co Ltd	841,612
9,882		Public Power Corp	158,519
10,922		Red Electrica de Espana	556,768
41,589		RWE AG.	3,693,810
3,679		RWE AG.	277,601
81,807		Scottish & Southern Energy plc	1,431,412
22,131		Severn Trent plc	381,190
17,100		Shikoku Electric Power Co, Inc	576,529
73,512		Snam Rete Gas S.p.A.	410,638
25,291	*	Suez Environnement S.A.	423,627
116,879		Terna Rete Elettrica Nazionale S.p.A.	385,699
45,000		Toho Gas Co Ltd	296,937
40,000		Tohoku Electric Power Co, Inc	1,082,049
113,800		Tokyo Electric Power Co, Inc	3,798,842
207,000		Tokyo Gas Co Ltd	1,049,257
34,253		Union Fenosa S.A.	858,223
63,889		United Utilities Group plc	575,481
35,340		Veolia Environnement	1,090,560
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	56,092,062

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.05%
203,319		ABB Ltd	3,100,641
217,343	*	Alcatel S.A.	463,146
14,600		Alps Electric Co Ltd	72,008
8,800	*	Elpida Memory, Inc	54,435
277,221		Ericsson (LM) (B Shares)	2,161,180
181,000	*	Foxconn International Holdings Ltd	60,020
45,000		Fuji Electric Holdings Co Ltd	67,799
19,225		Gamesa Corp Tecnologica S.A.	350,533

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,000		Hirose Electric Co Ltd	$303,543
9,300		Hitachi Chemical Co Ltd	96,610
6,600		Hitachi High-Technologies Corp	105,691
315,000		Hitachi Ltd	1,222,489
38,700		Hoya Corp	675,941
12,800		Ibiden Co Ltd	265,394
62,217	*	Infineon Technologies AG.	83,737
94,524		Koninklijke Philips Electronics NV	1,817,165
15,200		Kyocera Corp	1,100,446
8,454		Legrand S.A.	160,525
2,900		Mabuchi Motor Co Ltd	120,220
172,000		Matsushita Electric Industrial Co Ltd	2,114,262
35,000		Matsushita Electric Works Ltd	312,094
6,610		Millicom International Cellular S.A.	312,323
28,000		Minebea Co Ltd	96,898
181,000		Mitsubishi Electric Corp	1,134,282
7,900		Mitsumi Electric Co Ltd	138,336
20,100		Murata Manufacturing Co Ltd	788,149
2,900	*	NEC Electronics Corp	27,459
14,000		NGK Spark Plug Co Ltd	112,477
10,200		Nidec Corp	398,915
15,500		Nitto Denko Corp	296,729
355,185		Nokia Oyj	5,573,700
19,100		Omron Corp	256,625
5,687	*	Q-Cells AG.	212,596
14,058	*	Renewable Energy Corp AS	134,658
63,000		Ricoh Co Ltd	807,453
9,500		Rohm Co Ltd	479,625
159,000	*	Sanyo Electric Co Ltd	297,435
94,000		Sharp Corp	677,598
5,400		Shinko Electric Industries	44,094
36,393		Smiths Group plc	463,068
93,900		Sony Corp	2,053,771
12,500		Stanley Electric Co Ltd	131,984
64,096		STMicroelectronics NV	425,882
12,200		Sumco Corp	154,994
11,600		TDK Corp	428,581
5,000		Toyota Boshoku Corp	40,740
11,300		Ushio, Inc	149,299
23,000		Yaskawa Electric Corp	92,899
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,438,449

ENGINEERING AND MANAGEMENT SERVICES - 0.31%
5,500		Aeon Mall Co Ltd	106,324
12,991		Cap Gemini S.A.	496,599
57,747		Capita Group plc	612,730
4,936		Fugro NV	140,553
21,000		JGC Corp	314,285
86,460		SembCorp Industries Ltd	139,224
45,727		Serco Group plc	296,177
4,109		Strabag SE	96,010
14,337		WorleyParsons Ltd	141,240
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,343,142

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
FABRICATED METAL PRODUCTS - 0.29%
76,206		Amcor Ltd	$308,159
3,488		Geberit AG.	377,227
16,000		Hitachi Metals Ltd	74,416
25,000		JS Group Corp	386,318
60,448		Rexam plc	305,051
3,680		Salzgitter AG.	285,992
16,687		Ssab Svenskt Stal AB (Series A)	147,982
6,781		Ssab Svenskt Stal AB (Series B)	56,538
15,300		Toyo Seikan Kaisha Ltd	265,209
		TOTAL FABRICATED METAL PRODUCTS	2,206,892

FOOD AND KINDRED PRODUCTS - 4.78%
62,000		Ajinomoto Co, Inc	676,675
25,760	*	Anheuser-Busch InBev NV	143
6,771	*	Aryzta AG.	217,568
36,300		Asahi Breweries Ltd	627,629
35,881		Associated British Foods plc	376,592
129,072		Cadbury plc	1,123,646
239		Carlsberg AS (Class A)	8,674
6,338		Carlsberg AS (Class B)	207,187
13,584		Coca Cola Hellenic Bottling Co S.A.	196,377
51,831		Coca-Cola Amatil Ltd	332,095
5,300		Coca-Cola West Japan Co Ltd	114,592
126,048		CSR Ltd	154,670
234,602		Diageo plc	3,241,445
452,000		Golden Agri-Resources Ltd	73,725
40,836		Groupe Danone	2,451,072
22,508		Heineken NV	685,190
44,960		InBev NV	1,036,194
6,100		Ito En Ltd	90,050
28,000		Kaneka Corp	178,856
12,167		Kerry Group plc (Class A)	221,557
74,000		Kirin Brewery Co Ltd	983,858
9		Lindt & Spruengli AG.	193,612
84		Lindt & Spruengli AG.	157,170
27,809		Lion Nathan Ltd	159,373
25,000		Meiji Dairies Corp	134,591
357,857		Nestle S.A.	14,170,461
17,000		Nippon Meat Packers, Inc	258,773
17,500		Nisshin Seifun Group, Inc	231,109
7,800		Nissin Food Products Co Ltd	271,818
103,700		Olam International Ltd	82,773
144,902		Parmalat S.p.A.	243,086
15,411		Pernod-Ricard S.A.	1,134,726
84,596		SABMiller plc	1,414,533
24,000		Sapporo Holdings Ltd	152,014
77,000		Swire Pacific Ltd (Class A)	530,044
43,169		Tate & Lyle plc	248,731
8,000		Toyo Suisan Kaisha Ltd	230,531
119,995		Unilever plc	2,724,136
79,000		Wilmar International Ltd	152,983
8,700		Yakult Honsha Co Ltd	186,155
12,000		Yamazaki Baking Co Ltd	184,604
		TOTAL FOOD AND KINDRED PRODUCTS	35,859,018

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
FOOD STORES - 2.05%
59,322	Carrefour S.A.	$2,269,313
1,449	Colruyt S.A.	309,680
8,957	Delhaize Group	550,320
5,500	FamilyMart Co Ltd	238,856
115,768	Goodman Fielder Ltd	107,349
98,450	J Sainsbury plc	464,980
20,393	Jeronimo Martins SGPS S.A.	112,539
6,266	Kesko Oyj (B Shares)	157,886
109,422	Koninklijke Ahold NV	1,336,976
6,600	Lawson, Inc	380,631
76,300	Seven & I Holdings Co Ltd	2,622,550
734,509	Tesco plc	3,801,747
224,879	WM Morrison Supermarkets plc	906,104
113,823	Woolworths Ltd	2,116,461
	TOTAL FOOD STORES	15,375,392

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
50,996	Harvey Norman Holdings Ltd	94,219
3,750	Nitori Co Ltd	291,828
8,140	Yamada Denki Co Ltd	569,000
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	955,047

GENERAL BUILDING CONTRACTORS - 0.95%
18,679	ACS Actividades Cons y Servicios S.A.	867,386
31,208	Amec plc	221,094
45,032	Balfour Beatty plc	213,172
8,063	Berkeley Group Holdings plc	101,029
43,000	Cheung Kong Infrastructure Holdings Ltd	161,731
7,600	Daito Trust Construction Co Ltd	398,957
48,000	Daiwa House Industry Co Ltd	470,621
3,213	Eiffage S.A.	166,903
40,547	Fletcher Building Ltd	136,013
111,500	Haseko Corp	118,881
3,771	Hochtief AG.	194,457
79,000	Kajima Corp	278,253
34,162	Lend Lease Corp Ltd	171,488
12,200	Leopalace21 Corp	123,616
55,000	Obayashi Corp	328,729
11,298	Sacyr Vallehermoso S.A.	102,430
41,000	Sekisui Chemical Co Ltd	255,966
41,000	Sekisui House Ltd	361,721
52,000	Shimizu Corp	305,263
31,615	Skanska AB (B Shares)	324,265
79,000	Taisei Corp	217,765
39,250	Vinci S.A.	1,636,782
	TOTAL GENERAL BUILDING CONTRACTORS	7,156,522

GENERAL MERCHANDISE STORES - 0.72%
60,000	Aeon Co Ltd	604,242
31,080	Isetan Mitsukoshi Holdings Ltd	268,216
48,400	J Front Retailing Co Ltd	200,281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
54,000	Keio Corp	$324,921
152,000	Kintetsu Corp	699,282
66,500	Lifestyle International Holdings Ltd	67,356
147,901	Marks & Spencer Group plc	456,655
24,200	Marui Co Ltd	141,389
18,543	Next plc	288,197
59,000	Odakyu Electric Railway Co Ltd	519,491
7,133	PPR	462,049
28,000	Takashimaya Co Ltd	212,798
77,000	Tobu Railway Co Ltd	460,044
107,000	Tokyu Corp	539,478
16,000	UNY Co Ltd	177,058
	TOTAL GENERAL MERCHANDISE STORES	5,421,457

HEALTH SERVICES - 0.18%
79,000	Fraser and Neave Ltd	161,756
17,241	Fresenius Medical Care AG.	792,600
80,550	Parkway Holdings Ltd	69,326
33,963	Sonic Healthcare Ltd	344,766
	TOTAL HEALTH SERVICES	1,368,448

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.42%
26,987	Abertis Infraestructuras S.A.	483,672
3,206	Acciona S.A.	407,649
4,810	Boskalis Westminster	110,990
22,460	Bouygues S.A.	942,859
5,062	Fomento de Construcciones y Contratas S.A.	168,338
7,090	Grupo Ferrovial S.A.	197,773
22,467	Saipem S.p.A.	383,188
113,444	Transurban Group	427,103
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,121,572

HOLDING AND OTHER INVESTMENT OFFICES - 2.62%
36,264	3i Group plc	141,817
85,275	Ascendas Real Estate Investment Trust	81,087
161,382	CFS Gandel Retail Trust	210,404
277,423	DB RREEF Trust	158,604
2,369	Eurazeo	110,481
414,321	GPT Group	265,755
7,565	Groupe Bruxelles Lambert S.A.	597,924
10,381	Heineken Holding NV	294,518
296,643	iShares MSCI EAFE Index Fund	13,310,371
3,000	Jafco Co Ltd	76,668
54	Japan Prime Realty Investment Corp	128,183
40	Japan Real Estate Investment Corp	357,326
33	Japan Retail Fund Investment Corp	142,539
2,767	KBC Ancora	47,040
226,418	Macquarie Infrastructure Group	269,938
251,385	Macquarie Office Trust	42,063
56,474	Marfin Investment Group S.A	227,655
3,570	Nationale A Portefeuille	172,719
48	Nippon Building Fund, Inc	527,604
26	Nomura Real Estate Office Fund, Inc	169,173
65,000	NWS Holdings Ltd	96,785

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,580		SBI Holdings, Inc	$243,919
2,782		Wendel	136,896
163,469		Westfield Group	1,475,919
129,875		Wharf Holdings Ltd	356,100
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,641,488

HOTELS AND OTHER LODGING PLACES - 0.23%
17,865		Accor S.A.	871,896
40,500		Crown Ltd	168,572
24,259		Intercontinental Hotels Group plc	196,017
110,947		Shangri-La Asia Ltd	127,550
41,470		Thomas Cook Group plc	105,593
52,859		TUI Travel plc	177,455
50,000		United Overseas Land Ltd	77,043
		TOTAL HOTELS AND OTHER LODGING PLACES	1,724,126

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.98%
31,568		Alfa Laval AB	281,825
19,813		Alstom RGPT	1,156,173
34,000		Amada Co Ltd	165,363
15,600		ASM Pacific Technology	51,126
37,983		ASML Holding NV	673,178
60,549		Atlas Copco AB (A Shares)	532,739
34,236		Atlas Copco AB (B Shares)	268,057
129,711		Brambles Ltd	671,024
22,300		Brother Industries Ltd	133,035
99,700		Canon, Inc	3,158,951
21,600		Casio Computer Co Ltd	136,303
30,700		Citizen Watch Co Ltd	110,664
24,700		Daikin Industries Ltd	649,573
23,995		Electrolux AB (Series B)	209,958
17,900		Fanuc Ltd	1,282,925
45,800		FUJIFILM Holdings Corp	1,022,443
12,485		GEA Group AG.	216,805
10,200		Hitachi Construction Machinery Co Ltd	121,964
23,810		Husqvarna AB (B Shares)	128,103
30,363		IMI plc	118,631
124,000		Ishikawajima-Harima Heavy Industries Co Ltd	158,177
2,900		Itochu Techno-Science Corp	70,852
32,000		Japan Steel Works Ltd	448,026
84,100		Komatsu Ltd	1,072,822
12,721		Kone Oyj (Class B)	285,253
45,000		Konica Minolta Holdings, Inc	350,137
102,000		Kubota Corp	738,520
9,300		Kurita Water Industries Ltd	251,413
16,265	*	Logitech International S.A.	255,254
11,500		Makita Corp	257,302
300,000		Mitsubishi Heavy Industries Ltd	1,340,774
38,000		NTN Corp	114,828
697	*	OC Oerlikon Corp AG.	46,612
90,166		Sandvik AB	579,164
4,599		Schindler Holding AG.	211,001
12,100		Seiko Epson Corp	192,534
32,142		SKF AB (B Shares)	327,081

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,400		SMC Corp	$556,292
7,954		Solarworld AG.	178,011
2,264		Sulzer AG.	130,650
54,000		Sumitomo Heavy Industries Ltd	216,017
16,100		Tokyo Electron Ltd	566,778
288,000		Toshiba Corp	1,185,059
19,600		Toyota Tsusho Corp	211,010
15,944	*	Vestas Wind Systems AS	938,252
7,919		Wartsila Oyj (B Shares)	239,282
21,700		Yokogawa Electric Corp	142,804
13,224		Zardoya Otis S.A.	237,683
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	22,390,428

INSTRUMENTS AND RELATED PRODUCTS - 1.15%
14,100		Advantest Corp	229,844
5,268		Cochlear Ltd	203,476
2,221		Coloplast AS (Class B)	153,588
18,870		Compagnie Generale d'Optique Essilor International S.A.	880,549
42,255		Finmeccanica S.p.A.	654,484
2,682		Fresenius SE	135,353
7,569		Fresenius SE	444,188
18,855		Getinge AB (B Shares)	228,793
75,645	*	Invensys plc	188,696
3,500		Keyence Corp	719,291
13,086		Luxottica Group S.p.A.	239,375
32,000		Nikon Corp	384,082
33,000		Nippon Electric Glass Co Ltd	174,194
11,035		Nobel Biocare Holding AG.	227,870
22,000		Olympus Corp	440,409
4,396		Phonak Holding AG.	267,178
17,692		Safran S.A.	236,927
24,000		Shimadzu Corp	151,077
82,882		Smith & Nephew plc	522,533
693		Straumann Holding AG.	122,847
4,720		Swatch Group AG.	130,075
2,811		Swatch Group AG.	396,456
5,323		Synthes, Inc	674,988
15,800		Terumo Corp	740,157
1,995	*	William Demant Holding	83,528
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,629,958

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
504,835		HBOS plc	500,820
698,641	v*	HBOS plc	0
64,000		Millea Holdings, Inc	1,896,283
92,297		QBE Insurance Group Ltd	1,660,859
59,002		Unipol Gruppo Finanziario S.p.A.	92,472
80,615		Unipol S.p.A.	88,870
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,239,304

INSURANCE CARRIERS - 4.33%
17,417		Admiral Group plc	227,876
130,992		Aegon NV	823,936
43,000		Aioi Insurance Co Ltd	224,941

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
39,805		Alleanza Assicurazioni S.p.A	$327,185
42,280		Allianz AG.	4,498,620
175,751		AMP Ltd	664,132
98,882		Assicurazioni Generali S.p.A.	2,730,081
248,625		Aviva plc	1,394,097
79,682		AXA Asia Pacific Holdings Ltd	274,438
144,715		AXA S.A.	3,187,395
4,627		Baloise Holding AG.	349,423
3,499		CNP Assurances	252,236
82,849		Corp Mapfre S.A.	282,551
6,604		Fondiaria-Sai S.p.A	120,552
218,679		Friends Provident plc	270,703
5,710		Hannover Rueckversicherung AG.	181,583
176,310		Insurance Australia Group Ltd	478,172
14,987		KBC Groep NV	446,861
24,461		Mediolanum S.p.A.	106,296
35,500		Mitsui Sumitomo Insurance Group Holdings, Inc	1,128,941
19,296		Muenchener Rueckver AG.	2,995,660
61,000		Nipponkoa Insurance Co Ltd	474,568
17,000		Nissay Dowa General Insurance Co Ltd	105,728
470,702		Old Mutual plc	372,214
233,097		Prudential plc	1,395,839
310,257		Royal & Sun Alliance Insurance Group plc	616,026
40,100		Sampo Oyj (A Shares)	758,988
16,443		SCOR	374,048
11,580		SNS Reaal	63,099
79,000		Sompo Japan Insurance, Inc	584,970
82		Sony Financial Holdings, Inc	312,949
203,922		Standard Life plc	592,242
3,297		Swiss Life Holding	228,625
32,093		Swiss Reinsurance Co	1,571,453
18,450		T&D Holdings, Inc	780,912
1,399	*	Topdanmark AS	183,217
2,226		TrygVesta A.S.	140,282
3,077		Wiener Staedtische Allgemeine Versicherung AG.	106,904
13,352		Zurich Financial Services AG.	2,917,156
		TOTAL INSURANCE CARRIERS	32,544,899

LEATHER AND LEATHER PRODUCTS - 0.31%
17,287		Adidas-Salomon AG.	658,974
22,920		LVMH Moet Hennessy Louis Vuitton S.A.	1,521,949
55,500		Yue Yuen Industrial Holdings	109,708
		TOTAL LEATHER AND LEATHER PRODUCTS	2,290,631

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
28,318		Brisa-Auto Estradas de Portugal S.A.	210,634
177,000		ComfortDelgro Corp Ltd	178,136
40,000		Keihin Electric Express Railway Co Ltd	353,245
26,000		Keisei Electric Railway Co Ltd	162,542
11,086		National Express Group plc	78,858
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	983,415

METAL MINING - 2.49%
138,767		Alumina Ltd	134,480

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
123,392		Anglo American plc	$2,742,711
37,149		Antofagasta plc	227,264
313,628		BHP Billiton Ltd	6,656,052
206,292		BHP Billiton plc	3,837,958
30,527		Eurasian Natural Resources Corp	144,838
20,557		Kazakhmys plc	68,274
13,306		Lonmin plc	174,281
38,867		Newcrest Mining Ltd	918,353
32,532		Orica Ltd	317,085
238,858	v	Oxiana Ltd	91,592
26,779		Rio Tinto Ltd	709,472
93,334		Rio Tinto plc	1,999,446
1,600		Sumitomo Titanium Corp	40,328
13,664		Vedanta Resources plc	120,132
59,570		Xstrata plc	548,139
		TOTAL METAL MINING	18,730,405

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
12,948		Bulgari S.p.A.	82,511
48,880		Compagnie Financiere Richemont S.A.	931,354
18,600		Namco Bandai Holdings, Inc	203,864
9,300		Nintendo Co Ltd	3,554,011
5,100		Sankyo Co Ltd	257,287
2,408		Societe BIC S.A.	137,806
15,900		Yamaha Corp	147,824
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	5,314,657

MISCELLANEOUS RETAIL - 0.35%
82,596		Home Retail Group	251,161
200,000		Hutchison Whampoa Ltd	1,002,555
10,659		Metro AG.	423,893
82,504		Origin Energy Ltd	927,251
		TOTAL MISCELLANEOUS RETAIL	2,604,860

MOTION PICTURES - 0.03%
10,700		Toho Co Ltd	230,248
		TOTAL MOTION PICTURES	230,248

NONDEPOSITORY INSTITUTIONS - 1.12%
4,530		Acom Co Ltd	191,458
7,000		Aeon Credit Service Co Ltd	73,803
15,400		Credit Saison Co Ltd	213,786
89,358		Criteria Caixacorp S.A.	356,480
14,679		Hypo Real Estate Holding AG.	64,856
42,602		Investor AB (B Shares)	649,807
8,660		ORIX Corp	494,493
5,750		Promise Co Ltd	145,849
81,167		Siemens AG.	6,110,532
9,750		Takefuji Corp	79,993
		TOTAL NONDEPOSITORY INSTITUTIONS	8,381,057

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
2,709		Imerys S.A.	122,365
13,919		K+S AG.	795,522
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	917,887

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 1.19%
14,425		Aker Kvaerner ASA	$95,401
312,797		BG Group plc	4,303,859
12,335		Cairn Energy plc	357,353
12,364	*	Compagnie Generale de Geophysique S.A.	182,178
2,100		Idemitsu Kosan Co Ltd	135,243
77		Inpex Holdings, Inc	613,849
2,500		Japan Petroleum Exploration Co	109,915
19,479	*	Lundin Petroleum AB	104,538
54,795		Santos Ltd	568,080
12,236		SBM Offshore NV	159,014
26,353		SeaDrill Ltd	214,777
9,608		Technip S.A.	291,285
67,992		Tullow Oil plc	644,698
45,106		Woodside Petroleum Ltd	1,154,138
		TOTAL OIL AND GAS EXTRACTION	8,934,328

PAPER AND ALLIED PRODUCTS - 0.37%
4,610		Holmen AB (B Shares)	115,362
12,103		Metso Oyj	148,323
83	v	Nippon Paper Group, Inc	327,788
80,000		OJI Paper Co Ltd	470,332
53,124		Stora Enso Oyj (R Shares)	420,823
52,841		Svenska Cellulosa AB (B Shares)	458,788
3,900		Uni-Charm Corp	293,404
45,018		UPM-Kymmene Oyj	577,075
		TOTAL PAPER AND ALLIED PRODUCTS	2,811,895

PETROLEUM AND COAL PRODUCTS - 6.69%
1,752,331		BP plc	13,252,121
12,063		Caltex Australia Ltd	60,470
50,000		Cosmo Oil Co Ltd	155,656
243,306		ENI S.p.A.	5,854,832
18,219		Galp Energia SGPS S.A. (B Shares)	181,836
11,444		Hellenic Petroleum S.A.	85,902
12,122		Neste Oil Oyj	182,462
83,100		Nippon Mining Holdings, Inc	360,583
15,009		OMV AG.	398,811
70,086		Repsol YPF S.A.	1,496,350
331,443		Royal Dutch Shell plc (A Shares)	8,601,408
253,820		Royal Dutch Shell plc (B Shares)	6,298,689
27,815		Saras S.p.A.	94,876
16,800		Showa Shell Sekiyu KK	166,487
120,050		Statoil ASA	2,007,810
26,000		TonenGeneral Sekiyu KK	260,524
199,338		Total S.A.	10,781,557
		TOTAL PETROLEUM AND COAL PRODUCTS	50,240,374

PRIMARY METAL INDUSTRIES - 1.48%
15,412		Acerinox S.A.	250,519
81,292		Arcelor	1,933,427
71,781		BlueScope Steel Ltd	175,160

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
27,000		Daido Steel Co Ltd	$81,904
24,000		DOWA HOLDINGS CO Ltd	88,712
55,000		Furukawa Electric Co Ltd	268,406
48,900		JFE Holdings, Inc	1,299,556
20,753		Johnson Matthey plc	326,722
249,000		Kobe Steel Ltd	457,443
3,300		Maruichi Steel Tube Ltd	92,070
108,000		Mitsubishi Materials Corp	273,358
53,000		Mitsui Mining & Smelting Co Ltd	112,433
478,000		Nippon Steel Corp	1,570,844
64,715		Norsk Hydro ASA	263,675
79,422		OneSteel Ltd	136,218
10,511		Outokumpu Oyj	125,071
70,300		Sumitomo Electric Industries Ltd	544,206
360,000		Sumitomo Metal Industries Ltd	889,243
52,000		Sumitomo Metal Mining Co Ltd	556,275
43,698		Tenaris S.A.	454,178
9,600		Tokyo Steel Manufacturing Co Ltd	100,727
11,741		Umicore	229,630
4,974		Vallourec	560,042
9,924		Voestalpine AG.	214,407
3,500		Yamato Kogyo Co Ltd	94,724
		TOTAL PRIMARY METAL INDUSTRIES	11,098,950

PRINTING AND PUBLISHING - 0.78%
56,000		Dai Nippon Printing Co Ltd	619,058
26,907		Daily Mail & General Trust	104,451
129,355		John Fairfax Holdings Ltd	147,455
11,079		Lagardere S.C.A.	446,610
77,836		Orkla ASA	517,898
11,133		PagesJaunes Groupe S.A.	108,792
75,766		Pearson plc	698,257
58,811		Reed Elsevier NV	688,337
103,274		Reed Elsevier plc	750,577
7,515		Sanoma-WSOY Oyj	97,606
142,000		Singapore Press Holdings Ltd	306,521
16,948		Thomson Reuters plc	367,942
49,000		Toppan Printing Co Ltd	378,541
21,958		United Business Media Ltd	160,534
25,385		Wolters Kluwer NV	477,778
		TOTAL PRINTING AND PUBLISHING	5,870,357

RAILROAD TRANSPORTATION - 0.77%
46,318		Asciano Group	48,762
147		Central Japan Railway Co	1,274,879
318	v	East Japan Railway Co	2,417,011
45,363		Firstgroup plc	283,058
113,000		Hankyu Hanshin Holdings, Inc	652,604
132,611		MTR Corp	307,307
46,942		Stagecoach Group plc	94,656
159		West Japan Railway Co	724,472
		TOTAL RAILROAD TRANSPORTATION	5,802,749

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 1.83%
48,026		British Land Co plc	$380,462
159,000		CapitaLand Ltd	343,217
110,700		CapitaMall Trust	122,168
130,000		Cheung Kong Holdings Ltd	1,229,517
80,680		Chinese Estates Holdings Ltd	91,608
47,400		City Developments Ltd	209,570
3,808		Corio NV	174,097
1,493		Gecina S.A.	103,020
248,000	*	Genting International plc	77,460
27,315		Hammerson plc	210,106
82,000		Hang Lung Group Ltd	248,110
195,000		Hang Lung Properties Ltd	423,705
100,344		Henderson Land Development Co Ltd	371,587
59,000		Hopewell Holdings	194,124
54,384		Hysan Development Co Ltd	87,854
1,871		ICADE	154,747
7,862		Klepierre	191,250
43,607		Land Securities Group plc	577,430
13,665		Leighton Holdings Ltd	263,428
22,662		Liberty International plc	155,743
202,701		Link Real Estate Investment Trust	334,775
251,041		Macquarie Goodman Group	129,519
153,163		Mirvac Group	136,685
103,000		Mitsubishi Estate Co Ltd	1,701,445
77,000		Mitsui Fudosan Co Ltd	1,283,761
285,000	*	Mongolia Energy Co ltd	87,520
250,694		New World Development Ltd	254,246
5,000		Nomura Real Estate Holdings, Inc	99,753
110		NTT Urban Development Corp	119,127
41,347		Segro plc	146,833
181,448		Sino Land Co	187,765
137,795		Stockland Trust Group	388,125
36,000		Sumitomo Realty & Development Co Ltd	541,157
132,000		Sun Hung Kai Properties Ltd	1,100,255
26,000		Tokyo Tatemono Co Ltd	119,156
43,000		Tokyu Land Corp	164,822
7,671		Unibail	1,135,617
86,000		Wheelock & Co Ltd	188,640
		TOTAL REAL ESTATE	13,728,404

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.89%
15,000		Asics Corp	121,545
71,444		Bayer AG.	4,162,931
52,800		Bridgestone Corp	791,980
46,000		Denki Kagaku Kogyo KK	113,276
11,947		Michelin (C.G.D.E.) (Class B)	623,923
51,000		Mitsubishi Rayon Co Ltd	154,472
60,000		Mitsui Chemicals, Inc	222,964
8,700		NOK Corp	61,260
8,487		Nokian Renkaat Oyj	96,427
209,588		Pirelli & C S.p.A.	79,156
531		Puma AG. Rudolf Dassler Sport	105,822
13,300		Sumitomo Rubber Industries, Inc	115,766
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,649,522

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.37%
16,086		Australian Stock Exchange Ltd	$373,465
53,181		Babcock & Brown Ltd	5,747
99,878		Credit Suisse Group	2,799,035
125,000		Daiwa Securities Group, Inc	750,415
18,246		Deutsche Boerse AG.	1,320,080
95,600		Hong Kong Exchanges and Clearing Ltd	907,868
48,976		ICAP plc	202,444
555,115		Legal & General Group plc	612,954
14,200		London Stock Exchange Group plc	104,122
5,468	*	Loomis AB (B Shares)	33,881
26,356		Macquarie Group Ltd	529,395
159,595		Man Group plc	544,962
11,600		Matsui Securities Co Ltd	96,923
165,600		Nomura Holdings, Inc	1,378,839
3,615		Perpetual Trustees Australia Ltd	93,481
11,643		Schroders plc	143,627
50,000		Shinko Securities Co Ltd	109,707
80,000		Singapore Exchange Ltd	282,075
		TOTAL SECURITY AND COMMODITY BROKERS	10,289,020

SPECIAL TRADE CONTRACTORS - 0.01%
11,000		Kinden Corp	99,492
		TOTAL SPECIAL TRADE CONTRACTORS	99,492

STONE, CLAY, AND GLASS PRODUCTS - 0.74%
95,000		Asahi Glass Co Ltd	541,529
55,181		Boral Ltd	177,741
25,577		Cimpor Cimentos de Portugal S.A.	123,725
49,890		CRH plc	1,237,889
4,405		FLSmidth & Co AS	154,618
2,381		HeidelbergCement AG.	104,161
18,466		Holcim Ltd	1,068,813
7,634		Italcementi S.p.A.	53,232
5,635		Italcementi S.p.A.	73,223
34,994		James Hardie Industries NV	113,938
12,689		Lafarge S.A.	764,622
23,000		NGK Insulators Ltd	260,630
57,000		Nippon Sheet Glass Co Ltd	188,713
2,444		Pargesa Holding S.A.	163,337
86,000		Taiheiyo Cement Corp	165,790
4,724		Titan Cement Co S.A.	91,276
25,000		Toto Ltd	157,988
7,207		Wienerberger AG.	122,938
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,564,163

TEXTILE MILL PRODUCTS - 0.04%
13,000		Nisshinbo Industries, Inc	99,100
84,000		Teijin Ltd	238,604
		TOTAL TEXTILE MILL PRODUCTS	337,704

TOBACCO PRODUCTS - 1.18%
177,348		British American Tobacco plc	4,589,679

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
95,020		Imperial Tobacco Group plc	$2,527,378
421		Japan Tobacco, Inc	1,394,495
23,960		Swedish Match AB	345,907
		TOTAL TOBACCO PRODUCTS	8,857,459

TRANSPORTATION BY AIR - 0.48%
2,808		Aeroports de Paris	188,879
12,783		Air France-KLM	162,942
61,000		All Nippon Airways Co Ltd	240,411
93,672		Auckland International Airport Ltd	88,682
54,677		British Airways plc	141,266
112,000		Cathay Pacific Airways Ltd	126,015
12,750	*	Continental AG.	1,295,028
3,059		Fraport AG. Frankfurt Airport Services Worldwide	138,417
6,000		Hong Kong Aircraft Engineerg	49,315
53,831		Iberia Lineas Aereas de Espana	151,826
85,000	*	Japan Airlines Corp	200,501
60,533		Macquarie Airports	101,289
88,043		Qantas Airways Ltd	161,439
25,825	*	Ryanair Holdings plc	106,617
900	*	Ryanair Holdings plc (ADR)	26,172
49,933		Singapore Airlines Ltd	390,244
		TOTAL TRANSPORTATION BY AIR	3,569,043

TRANSPORTATION EQUIPMENT - 4.38%
15,900		Aisin Seiki Co Ltd	227,731
329,746		BAE Systems plc	1,786,143
31,002		Bayerische Motoren Werke AG.	951,924
4,981		Bayerische Motoren Werke AG.	97,292
107,061		Cobham plc	316,320
67,000		Cosco Corp Singapore Ltd	44,178
18,000		Daihatsu Motor Co Ltd	159,062
81,162		DaimlerChrysler AG.	3,092,421
354		DaimlerChrysler AG.	13,551
41,900		Denso Corp	709,969
30,581		European Aeronautic Defence and Space Co	511,384
65,711		Fiat S.p.A.	439,879
53,000		Fuji Heavy Industries Ltd	145,651
67,484		GKN plc	94,114
20,000		Hino Motors Ltd	41,224
154,400		Honda Motor Co Ltd	3,288,514
121,000		Isuzu Motors Ltd	156,352
11,009		Jardine Cycle & Carriage Ltd	72,591
18,300		JTEKT Corp	142,616
141,000		Kawasaki Heavy Industries Ltd	284,624
120,000		Keppel Corp Ltd	360,646
9,921		MAN AG.	556,506
84,000		Mazda Motor Corp	142,473
63,061		Meggitt plc	144,839
332,000	*	Mitsubishi Motors Corp	454,748
58,000		Mitsui Engineering & Shipbuilding Co Ltd	97,702
12,000		NHK Spring Co Ltd	44,331
42,000		NSK Ltd	158,619
14,331		Peugeot S.A.	242,038

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
8,206	Porsche AG.	$642,322
17,388	Renault S.A.	448,357
171,629	Rolls-Royce Group plc	827,879
29,904	Scania AB (B Shares)	304,283
69,600	SembCorp Marine Ltd	81,158
6,300	Shimano, Inc	248,010
127,000	Singapore Technologies Engineering Ltd	208,912
33,100	Suzuki Motor Corp	462,624
7,402	Thales S.A.	306,925
83,429	Tomkins plc	147,539
5,200	Toyoda Gosei Co Ltd	61,230
14,900	Toyota Industries Corp	320,962
257,800	Toyota Motor Corp	8,522,435
5,880	Valeo S.A.	86,762
10,753	Volkswagen AG.	3,740,028
9,884	Volkswagen AG.	532,778
41,548	Volvo AB (A Shares)	239,644
102,066	Volvo AB (B Shares)	580,838
19,000	Yamaha Motor Co Ltd	199,924
3,302	Zodiac S.A.	119,339
	TOTAL TRANSPORTATION EQUIPMENT	32,859,391

TRANSPORTATION SERVICES - 0.19%
21,757	Autostrade S.p.A.	408,151
25,782	Cintra Concesiones de Infraestructuras de Transporte S.A.	195,642
21,537	Deutsche Lufthansa AG.	354,151
61,858	Toll Holdings Ltd	266,096
17,711	TUI AG.	210,402
	TOTAL TRANSPORTATION SERVICES	1,434,442

TRUCKING AND WAREHOUSING - 0.46%
79,189	Deutsche Post AG.	1,339,374
15,978	DSV AS	173,883
61,623	Kerry Properties Ltd	164,191
11,000	Mitsubishi Logistics Corp	139,461
2,631	Neopost S.A.	237,098
75,000	Nippon Express Co Ltd	316,134
33,303	TNT NV	636,989
36,000	Yamato Transport Co Ltd	470,764
	TOTAL TRUCKING AND WAREHOUSING	3,477,894

WATER TRANSPORTATION - 0.48%
46	AP Moller - Maersk AS (Class A)	251,744
95	AP Moller - Maersk AS (Class B)	511,243
15,257	Carnival plc	331,011
4,840	Frontline Ltd	142,093
2,352	Hamburger Hafen und Logistik AG.	78,746
25,000	Kamigumi Co Ltd	222,120
57,000	Kawasaki Kisen Kaisha Ltd	267,333
5,081	Kuehne & Nagel International AG.	329,088
107,000	Mitsui OSK Lines Ltd	661,289
53,000	Neptune Orient Lines Ltd	41,201
104,000	Nippon Yusen Kabushiki Kaisha	641,132
20,800	Orient Overseas International Ltd	46,215

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
150,000		Pacific Basin Shipping Ltd	$68,127
		TOTAL WATER TRANSPORTATION	3,591,342

WHOLESALE TRADE-DURABLE GOODS - 1.69%
29,334		Assa Abloy AB (Class B)	341,127
30,760		Bunzl plc	260,929
5,400		Canon Marketing Japan, Inc	86,956
26,849		Compagnie de Saint-Gobain	1,253,813
116,407	*	Fortescue Metals Group Ltd	156,637
141,000		Itochu Corp	711,357
187,300		Li & Fung Ltd	320,939
126,900		Mitsubishi Corp	1,797,420
162,000		Mitsui & Co Ltd	1,665,419
209,100		Nissan Motor Co Ltd	752,264
67,000		Nisshin Steel Co Ltd	138,086
9,487		Prysmian S.p.A.	150,236
7,400		Rautaruukki Oyj	129,244
20,831		Schneider Electric S.A.	1,534,674
13,505		Sims Group Ltd	163,268
105,400		Sumitomo Corp	934,822
9,600		THK Co Ltd	101,029
33,736		ThyssenKrupp AG.	939,146
60,656		Wesfarmers Ltd	761,208
13,704		Wesfarmers Ltd	171,980
62,227		Wolseley plc	343,553
		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,714,107

WHOLESALE TRADE-NONDURABLE GOODS - 1.20%
2,400		ABC-Mart, Inc	87,764
23,997		Akzo Nobel NV	982,030
2,800		Alfresa Holdings Corp	134,214
14,088		Billabong International Ltd	77,104
4,112		Casino Guichard Perrachon S.A.	310,372
8,020		Celesio AG.	217,002
4,032		Danisco AS	164,669
98,900		Esprit Holdings Ltd	560,206
180,060		Foster's Group Ltd	690,458
15,000		Kikkoman Corp	178,247
155,000		Marubeni Corp	593,426
72,197		Metcash Ltd	220,471
124,000		Nippon Oil Corp	628,725
135,400		Noble Group Ltd	95,858
106,200		Sojitz Holdings Corp	177,481
6,700		Suzuken Co Ltd	199,741
152,271		Unilever NV	3,670,257
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,988,025

		TOTAL COMMON STOCKS	747,064,125
		(Cost $1,035,765,990)

RIGHTS / WARRANTS - 0.00%**

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
251,385	v	Macquarie Office Trust	7,011
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,011

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 0.00% **
8,000	m	Dowa Mining	$88
		TOTAL PRIMARY METAL INDUSTRIES	88

		TOTAL RIGHTS / WARRANTS	7,099
		(Cost $0)

		TOTAL INVESTMENTS - 99.50%	747,071,224
		(Cost $1,035,765,990)

		OTHER ASSETS & LIABILITIES, NET - 0.50%	3,718,115

		NET ASSETS - 100.00%	$750,789,339

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved
		by the Board of Trustees. The value of these securities amounted to $11,826,348
		which represents 1.58% of net assets.

		At December 31, 2008, the net unrealized depreciation on investment was $288,694,766,
		consisting of gross unrealized appreciation of $17,356,605 and gross unrealized depreciation of
		$306,051,371.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY INDEX FUND (unaudited)
December 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$14,277,142	1.91%
TOTAL DOMESTIC	14,277,142	1.91

FOREIGN
ARGENTINA	454,178	0.06
AUSTRALIA	43,037,886	5.76
AUSTRIA	2,305,931	0.31
BELGIUM	4,788,023	0.64
BERMUDA	142,093	0.02
CHINA	393,674	0.05
DENMARK	5,907,524	0.79
FINLAND	10,203,069	1.37
FRANCE	75,562,198	10.11
GERMANY	65,451,319	8.76
GREECE	3,437,846	0.46
HONG KONG	14,232,564	1.90
INDIA	120,132	0.02
IRELAND	2,177,524	0.29
ITALY	26,998,331	3.61
JAPAN	186,436,235	24.96
KAZAKHSTAN	144,838	0.02
LUXEMBORG	2,746,164	0.37
MALAYSIA	77,460	0.01
NETHERLANDS	33,112,570	4.43
NEW ZEALAND	639,191	0.09
NORWAY	4,424,593	0.59
PORTUGAL	2,273,795	0.30
SINGAPORE	7,369,113	0.99
SPAIN	34,145,397	4.57
SWEDEN	14,629,243	1.96
SWITZERLAND	62,421,546	8.36
TAIWAN	60,020	0.01
UNITED KINGDOM	129,101,625	17.28
TOTAL FOREIGN	732,794,082	98.09
TOTAL INVESTMENTS	$747,071,224	100.00%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE
COMMON STOCKS - 99.12%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.05%
2,154	Bureau Veritas S.A.	$86,052
	TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	86,052

AMUSEMENT AND RECREATION SERVICES - 0.50%
90,714	Ladbrokes plc	241,285
17,229	OPAP S.A.	495,269
200	Oriental Land Co Ltd	16,420
92,765	Tattersall's Ltd	180,445
	TOTAL AMUSEMENT AND RECREATION SERVICES	933,419

APPAREL AND ACCESSORY STORES - 0.21%
2,300	Fast Retailing Co Ltd	337,486
1,193	Hennes & Mauritz AB (B Shares)	47,452
	TOTAL APPAREL AND ACCESSORY STORES	384,938

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
1,600	Shimamura Co Ltd	123,528
	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	123,528

AUTO REPAIR, SERVICES AND PARKING - 0.46%
68,863	Standard Chartered plc	866,318
	TOTAL AUTO REPAIR, SERVICES AND PARKING	866,318

BUSINESS SERVICES - 2.55%
6,367	Atos Origin S.A.	158,556
23,810	Computershare Ltd	129,483
2,319	Dassault Systemes S.A.	104,200
49,000	Fujitsu Ltd	238,238
32,968	Group 4 Securicor plc	97,170
197,459	Hays plc	198,018
5,700	Konami Corp	147,772
81,215	LogicaCMG plc	80,569
3,200	Mitsubishi UFJ Lease & Finance Co Ltd	81,555
65,000	NEC Corp	219,905
106	NTT Data Corp	427,082
280	Obic Co Ltd	45,726
4,100	Oracle Corp Japan	177,585
19,992	Publicis Groupe S.A.	511,195
89	Rakuten, Inc	56,666
12,628	SAP AG.	458,233
2,000	Secom Co Ltd	103,205
274	SGS S.A.	286,565
7,800	Softbank Corp	141,657
3,150	USS Co Ltd	167,152
151,310	WPP plc	875,622

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
141		Yahoo! Japan Corp	$57,854
		TOTAL BUSINESS SERVICES	4,764,008

CHEMICALS AND ALLIED PRODUCTS - 12.27%
677	*	Actelion Ltd	38,299
666		Air Liquide	60,592
8,000		Asahi Kasei Corp	35,312
20,800		Astellas Pharma, Inc	851,392
26,956		AstraZeneca plc (ADR)	1,106,005
35,771		BASF AG.	1,389,834
8,415		Christian Dior S.A.	470,815
800		Chugai Pharmaceutical Co Ltd	15,551
16,847		CSL Ltd	395,831
7,300		Daiichi Sankyo Co Ltd	172,633
31,000		Dainippon Sumitomo Pharma Co Ltd	290,241
22,514		DSM NV	573,491
1,500		Eisai Co Ltd	62,594
737		Eramet	141,376
159,593		GlaxoSmithKline plc	2,947,347
1,166		Henkel KGaA	30,392
6,469		Henkel KGaA	202,666
2,500		Hisamitsu Pharmaceutical Co, Inc	102,194
99,902		Incitec Pivot Ltd	173,433
13,000		Kao Corp	394,879
1,000		Kyowa Hakko Kogyo Co Ltd	10,498
173		Linde AG.	14,520
2,191		L'Oreal S.A.	189,741
4,400		Mediceo Paltac Holdings Co Ltd	52,924
2,251		Merck KGaA	201,375
63,500		Mitsubishi Chemical Holdings Corp	281,375
6,000		Nissan Chemical Industries Ltd	58,159
59,965		Novartis AG.	3,003,132
9,610		Novo Nordisk AS (Class B)	495,721
298		Novozymes AS (B Shares)	23,900
3,000		Ono Pharmaceutical Co Ltd	156,193
18,935		Reckitt Benckiser Group plc	701,830
15,156		Roche Holding AG.	2,346,408
28,316		Sanofi-Aventis	1,786,973
2,800		Santen Pharmaceutical Co Ltd	84,610
12,600		Shin-Etsu Chemical Co Ltd	581,510
10,000		Shionogi & Co Ltd	258,251
11,000		Shiseido Co Ltd	226,214
2,243		Solvay S.A.	165,404
4,368		Syngenta AG.	848,552
3,000		Taisho Pharmaceutical Co Ltd	63,906
19,000		Takeda Pharmaceutical Co Ltd	990,322
8,000		Tokuyama Corp	67,827
120,000		UBE Industries Ltd	337,097
3,851		Wacker Chemie AG.	412,376
3,350		Yara International ASA	73,689
		TOTAL CHEMICALS AND ALLIED PRODUCTS	22,887,384

COMMUNICATIONS - 7.61%
417,763		BT Group plc	812,064

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
94,113		Deutsche Telekom AG.	$1,422,924
53,865		France Telecom S.A.	1,494,505
139,000		Hutchison Telecommunications International Ltd	37,305
162		Jupiter Telecommunications Co	168,616
57		KDDI Corp	406,997
4,190		Mobistar S.A.	300,767
209	v	Nippon Telegraph & Telephone Corp	1,079,007
286		NTT DoCoMo, Inc	562,938
344,000		PCCW Ltd	164,228
76,232		Royal KPN NV	1,099,930
84,000		Singapore Telecommunications Ltd	148,673
98,050		Telefonica S.A.	2,213,153
4,936		Telekom Austria AG.	71,819
35,543		Telenor ASA	239,787
142,941		Telstra Corp Ltd	381,692
44,257		Vivendi Universal S.A.	1,431,249
105,243		Vodafone Group plc (ADR)	2,151,167
		TOTAL COMMUNICATIONS	14,186,821

DEPOSITORY INSTITUTIONS - 12.50%
103,610		Allied Irish Banks plc	249,304
34,920		Alpha Bank S.A.	325,221
91,700		Anglo Irish Bank Corp plc	21,797
31,467		Australia & New Zealand Banking Group Ltd	335,444
41,688		Banca Intesa S.p.A.	151,440
103,629		Banco Bilbao Vizcaya Argentaria S.A.	1,284,002
13,840		Banco Popular Espanol S.A.	120,042
258,290		Banco Santander Central Hispano S.A.	2,495,261
83,034		Bank of Ireland	96,261
3,184		Bankinter S.A.	28,800
197,092		Barclays plc	434,688
12,826		Bendigo Bank Ltd	98,365
17,767		BNP Paribas	747,084
20,405	m	Commonwealth Bank of Australia	411,142
26,669		Credit Agricole S.A.	296,570
46,000		DBS Group Holdings Ltd	268,832
41,733		Dexia	185,635
15,415		Erste Bank der Oesterreichischen Sparkassen AG.	358,922
49,000		Hang Seng Bank Ltd	642,990
103,000		Hokuhoku Financial Group, Inc	243,825
220,964		HSBC Holdings plc	2,103,115
31,360		ING Groep NV	345,146
2,000		Iyo Bank Ltd	24,894
434,661		Lloyds TSB Group plc	787,417
367,400		Mitsubishi UFJ Financial Group, Inc	2,309,161
85,000		Mitsui Trust Holdings, Inc	417,920
28	v	Mizuho Financial Group, Inc	79,598
41,247		National Australia Bank Ltd	600,167
27,583		National Bank of Greece S.A.	506,111
135,287		Nordea Bank AB	964,283
11,020		OKO Bank (Class A)	153,267
1,917		Raiffeisen International Bank Holding AG.	53,291
17	v	Sapporo Hokuyo Holdings, Inc	65,450
253,000		Shinsei Bank Ltd	400,428

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
15,740		Skandinaviska Enskilda Banken AB (Class A)	$127,057
758		Societe Generale	37,932
274	v	Sumitomo Mitsui Financial Group, Inc	1,136,503
27,000		Sumitomo Trust & Banking Co Ltd	159,604
34,292		Suncorp-Metway Ltd	200,830
124,916		UBS A.G.	1,817,446
386,874		UniCredito Italiano S.p.A	983,636
105,377		Westpac Banking Corp	1,246,765
		TOTAL DEPOSITORY INSTITUTIONS	23,315,646

EATING AND DRINKING PLACES - 0.12%
28,474		Compass Group plc	140,828
1,613		Sodexho Alliance S.A.	88,733
		TOTAL EATING AND DRINKING PLACES	229,561

ELECTRIC, GAS, AND SANITARY SERVICES - 7.49%
7,838		AGL Energy Ltd	83,391
25,416		British Energy Group plc	282,651
314,228		Centrica plc	1,201,739
24,500		Chubu Electric Power Co, Inc	746,217
4,200		Chugoku Electric Power Co, Inc	110,588
53,500		CLP Holdings Ltd	363,100
58,236		Drax Group plc	469,719
39,525		E.ON AG.	1,552,036
13,900		Electric Power Development Co	546,357
683		Electricite de France	39,400
132,235		Enel S.p.A.	851,804
20,183		Fortum Oyj	438,684
16,872		Gas Natural SDG S.A.	459,075
41,983		Gaz de France	2,061,512
2,800		Hokuriku Electric Power Co	79,206
41,000		Hong Kong & China Gas Ltd	61,895
59,000		Hong Kong Electric Holdings Ltd	331,153
70,806		Iberdrola S.A.	660,031
24,323		International Power plc	84,016
19,900		Kansai Electric Power Co, Inc	576,423
20,800		Kyushu Electric Power Co, Inc	552,190
49,000		Osaka Gas Co Ltd	226,588
9,098		RWE AG.	808,057
1,100		Shikoku Electric Power Co, Inc	37,087
26,573		Snam Rete Gas S.p.A.	148,437
28,131		Terna Rete Elettrica Nazionale S.p.A.	92,832
27,000		Toho Gas Co Ltd	178,162
1,300		Tohoku Electric Power Co, Inc	35,167
17,300		Tokyo Electric Power Co, Inc	577,504
12,572		Union Fenosa S.A.	314,997
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,970,018

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.14%
26,057		ABB Ltd	397,373
18,400		Alps Electric Co Ltd	90,749
34,375		Ericsson (LM) (B Shares)	267,983
9,500		Hitachi High-Technologies Corp	152,132
102,000		Hitachi Ltd	395,854

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
5,600		Hoya Corp	$97,811
1,800		Kyocera Corp	130,316
53,000		Matsushita Electric Industrial Co Ltd	651,487
31,000		Matsushita Electric Works Ltd	276,426
329		Millicom International Cellular S.A.	15,545
46,000		Mitsubishi Electric Corp	288,270
6,500		Mitsumi Electric Co Ltd	113,821
3,500		Nidec Corp	136,883
1,500		Nitto Denko Corp	28,716
79,490		Nokia Oyj	1,247,388
5,800		Omron Corp	77,928
34,000		Ricoh Co Ltd	435,768
5,000		Sharp Corp	36,042
21,800		Sony Corp	476,806
14,000		Stanley Electric Co Ltd	147,823
8,000		STMicroelectronics NV	53,155
13,300		Sumco Corp	168,968
3,300		TDK Corp	121,924
10,000		Yaskawa Electric Corp	40,391
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,849,559

ENGINEERING AND MANAGEMENT SERVICES - 0.65%
17,602		Cap Gemini S.A.	672,860
4,077		Fugro NV	116,093
22,000		JGC Corp	329,251
60,000		SembCorp Industries Ltd	96,616
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,214,820

FABRICATED METAL PRODUCTS - 0.53%
10,133		Amcor Ltd	40,975
1,465		Geberit AG.	158,440
6,000		Hitachi Metals Ltd	27,906
24,097		Rexam plc	121,606
4,165		Salzgitter AG.	323,684
12,120		Ssab Svenskt Stal AB (Series A)	107,482
21,915		Ssab Svenskt Stal AB (Series B)	182,719
1,400		Toyo Seikan Kaisha Ltd	24,267
		TOTAL FABRICATED METAL PRODUCTS	987,079

FOOD AND KINDRED PRODUCTS - 4.68%
29,464	*	Anheuser-Busch InBev NV	164
3,100		Asahi Breweries Ltd	53,599
3,927		Coca-Cola Amatil Ltd	25,161
57,456		Diageo plc	793,857
309,000		Golden Agri-Resources Ltd	50,401
49,033		InBev NV	1,130,064
3,352		Kerry Group plc (Class A)	61,039
29,000		Kirin Brewery Co Ltd	385,567
26,372		Lion Nathan Ltd	151,138
81,039		Nestle S.A.	3,208,991
8,000		Nippon Meat Packers, Inc	121,775
2,000		Nisshin Seifun Group, Inc	26,412
3,100		Nissin Food Products Co Ltd	108,030
344,030		Parmalat S.p.A.	577,142

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
10,000	Sapporo Holdings Ltd	$63,339
25,500	Swire Pacific Ltd (Class A)	175,534
25,012	Tate & Lyle plc	144,114
9,000	Toyo Suisan Kaisha Ltd	259,348
51,569	Unilever plc	1,170,723
91,000	Wilmar International Ltd	176,221
3,000	Yamazaki Baking Co Ltd	46,151
	TOTAL FOOD AND KINDRED PRODUCTS	8,728,770

FOOD STORES - 1.95%
646	Colruyt S.A.	138,063
834	Delhaize Group	51,241
1,400	FamilyMart Co Ltd	60,800
28,014	J Sainsbury plc	132,310
16,248	Jeronimo Martins SGPS S.A.	89,665
55,787	Koninklijke Ahold NV	681,635
4,500	Lawson, Inc	259,521
18,000	Seven & I Holdings Co Ltd	618,688
42,257	Tesco plc	218,718
175,632	WM Morrison Supermarkets plc	707,674
36,707	Woolworths Ltd	682,542
	TOTAL FOOD STORES	3,640,857

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
700	Nitori Co Ltd	54,475
2,220	Yamada Denki Co Ltd	155,181
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	209,656

GENERAL BUILDING CONTRACTORS - 0.95%
2,086	ACS Actividades Cons y Servicios S.A.	96,866
60,765	Balfour Beatty plc	287,649
7,700	Daito Trust Construction Co Ltd	404,207
251	Eiffage S.A.	13,038
14,509	Fletcher Building Ltd	48,670
35,500	Haseko Corp	37,850
407	Hochtief AG.	20,988
1,900	Leopalace21 Corp	19,252
27,000	Sekisui House Ltd	238,206
5,000	Shimizu Corp	29,352
14,035	Skanska AB (B Shares)	143,953
10,244	Vinci S.A.	427,190
	TOTAL GENERAL BUILDING CONTRACTORS	1,767,221

GENERAL MERCHANDISE STORES - 0.86%
14,000	J Front Retailing Co Ltd	57,932
2,000	Keio Corp	12,034
36,526	Next plc	567,690
32,000	Odakyu Electric Railway Co Ltd	281,758
6,003	PPR	388,852
26,000	UNY Co Ltd	287,719
	TOTAL GENERAL MERCHANDISE STORES	1,595,985

HEALTH SERVICES - 0.04%
6,448	Sonic Healthcare Ltd	65,455
	TOTAL HEALTH SERVICES	65,455

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
11,266	Boskalis Westminster	$259,961
1,261	Bouygues S.A.	52,936
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	312,897

HOLDING AND OTHER INVESTMENT OFFICES - 2.06%
112,000	Ascendas Real Estate Investment Trust	106,500
103,636	CFS Gandel Retail Trust	135,117
1,938	Eurazeo	90,381
43,821	GPT Group	28,108
9,831	Heineken Holding NV	278,914
44,000	iShares MSCI EAFE Index Fund	1,974,280
500	Jafco Co Ltd	12,778
17	Japan Prime Realty Investment Corp	40,354
25	Japan Real Estate Investment Corp	223,328
30,143	Macquarie Infrastructure Group	35,937
244,231	Macquarie Office Trust	40,867
14	Nippon Building Fund, Inc	153,885
10	Nomura Real Estate Office Fund, Inc	65,066
535	SBI Holdings, Inc	82,593
1,050	Wendel	51,668
51,236	Westfield Group	462,596
22,000	Wharf Holdings Ltd	60,321
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,842,693

HOTELS AND OTHER LODGING PLACES - 0.34%
8,594	Accor S.A.	419,427
36,605	Crown Ltd	152,360
42,000	United Overseas Land Ltd	64,716
	TOTAL HOTELS AND OTHER LODGING PLACES	636,503

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.38%
28,801	Alfa Laval AB	257,123
990	Alstom RGPT	57,771
5,049	ASML Holding NV	89,484
6,543	Atlas Copco AB (B Shares)	51,230
21,387	Brambles Ltd	110,640
7,600	Brother Industries Ltd	45,339
25,700	Canon, Inc	814,292
600	Daikin Industries Ltd	15,779
23,045	Electrolux AB (Series B)	201,645
200	Fanuc Ltd	14,334
10,000	FUJIFILM Holdings Corp	223,241
3,870	GEA Group AG.	67,203
6,500	Hitachi Construction Machinery Co Ltd	77,722
184,000	Ishikawajima-Harima Heavy Industries Co Ltd	234,715
2,000	Japan Steel Works Ltd	28,002
19,500	Komatsu Ltd	248,752
626	Kone Oyj (Class B)	14,037
16,000	Konica Minolta Holdings, Inc	124,493
39,000	Kubota Corp	282,375
1,900	Kurita Water Industries Ltd	51,364

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
700		Makita Corp	$15,662
59,000		Mitsubishi Heavy Industries Ltd	263,686
19,000		NTN Corp	57,414
12,000		Seiko Epson Corp	190,943
31,732		SKF AB (B Shares)	322,908
3,341		Sulzer AG.	192,801
6,000		Sumitomo Heavy Industries Ltd	24,002
17,700		Toyota Tsusho Corp	190,555
2,024	*	Vestas Wind Systems AS	119,106
8,100		Yokogawa Electric Corp	53,305
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,439,923

INSTRUMENTS AND RELATED PRODUCTS - 0.73%
1,305		Compagnie Generale d'Optique Essilor International S.A.	60,896
30,399		Finmeccanica S.p.A.	470,848
11,666		Getinge AB (B Shares)	141,559
3,000		Nikon Corp	36,008
17,000		Nippon Electric Glass Co Ltd	89,736
7,099		Safran S.A.	95,068
3,435		Synthes, Inc	435,578
500		Terumo Corp	23,423
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,353,116

INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
22,900		Millea Holdings, Inc	678,514
24,887		QBE Insurance Group Ltd	447,835
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,126,349

INSURANCE CARRIERS - 3.90%
3,166		Admiral Group plc	41,422
5,558		Allianz AG.	591,375
60,685		AMP Ltd	229,318
37,843		AXA S.A.	833,505
9,378		Baloise Holding AG.	708,210
4,443		CNP Assurances	320,287
192,300		Corp Mapfre S.A.	655,826
10,571		Fondiaria-Sai S.p.A	192,967
4,404		Hannover Rueckversicherung AG.	140,051
3,900		Mitsui Sumitomo Insurance Group Holdings, Inc	124,025
6,425		Muenchener Rueckver AG.	997,467
145,863		Old Mutual plc	115,343
333,665		Royal & Sun Alliance Insurance Group plc	662,504
13,745		SCOR	312,673
2,926		SNS Reaal	15,944
55,000		Sompo Japan Insurance, Inc	407,257
27		Sony Financial Holdings, Inc	103,044
13,890		Standard Life plc	40,340
2,126		Swiss Life Holding	147,424
3,117		Wiener Staedtische Allgemeine Versicherung AG.	108,293
2,384		Zurich Financial Services AG.	520,859
		TOTAL INSURANCE CARRIERS	7,268,134

LEATHER AND LEATHER PRODUCTS - 0.12%
2,248		LVMH Moet Hennessy Louis Vuitton S.A.	149,273

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
38,000		Yue Yuen Industrial Holdings	$75,115
		TOTAL LEATHER AND LEATHER PRODUCTS	224,388

METAL MINING - 2.58%
45,222		Anglo American plc	1,005,178
80,361		BHP Billiton Ltd	1,705,481
80,304		BHP Billiton plc	1,494,015
54,713		Eurasian Natural Resources Corp	259,590
6,196		Newcrest Mining Ltd	146,400
7,384		Orica Ltd	71,971
4,894		Rio Tinto Ltd	129,660
		TOTAL METAL MINING	4,812,295

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
2300		Nintendo Co Ltd	878,949
5300		Sankyo Co Ltd	267,377
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,146,326

MISCELLANEOUS RETAIL - 0.26%
56,000		Hutchison Whampoa Ltd	280,715
18,978		Origin Energy Ltd	213,291
		TOTAL MISCELLANEOUS RETAIL	494,006

NONDEPOSITORY INSTITUTIONS - 1.03%
2,060		Acom Co Ltd	87,065
10,200		Aeon Credit Service Co Ltd	107,542
6,700		Credit Saison Co Ltd	93,011
5,310		ORIX Corp	303,205
16,407		Siemens AG.	1,235,175
11,610		Takefuji Corp	95,254
		TOTAL NONDEPOSITORY INSTITUTIONS	1,921,252

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,440		K+S AG.	139,455
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	139,455

OIL AND GAS EXTRACTION - 1.24%
103,721		BG Group plc	1,427,125
600		Idemitsu Kosan Co Ltd	38,641
13		Inpex Holdings, Inc	103,637
2,264		Santos Ltd	23,472
33,950		SeaDrill Ltd	276,692
17,188		Woodside Petroleum Ltd	439,793
		TOTAL OIL AND GAS EXTRACTION	2,309,360

PAPER AND ALLIED PRODUCTS - 0.43%
1,700		Holmen AB (B Shares)	42,541
65	v	Nippon Paper Group, Inc	256,702
67,000		OJI Paper Co Ltd	393,903
13,505		Stora Enso Oyj (R Shares)	106,980
		TOTAL PAPER AND ALLIED PRODUCTS	800,126

PETROLEUM AND COAL PRODUCTS - 6.86%
59,100		BP plc (ADR)	2,762,334

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
11,249		Caltex Australia Ltd	$56,390
4,000		Cosmo Oil Co Ltd	12,453
88,870		ENI S.p.A.	2,138,537
3,000		Nippon Mining Holdings, Inc	13,017
11,424		OMV AG.	303,553
30,144		Repsol YPF S.A.	643,580
82,852		Royal Dutch Shell plc (A Shares)	2,150,125
87,687		Royal Dutch Shell plc (B Shares)	2,176,004
41,000		Showa Shell Sekiyu KK	406,307
9,750		Statoil ASA	163,067
36,348		Total S.A.	1,965,948
		TOTAL PETROLEUM AND COAL PRODUCTS	12,791,315

PRIMARY METAL INDUSTRIES - 1.52%
14,695		Arcelor	349,502
88,353		BlueScope Steel Ltd	215,599
10,000		DOWA HOLDINGS CO Ltd	36,963
51,000		Furukawa Electric Co Ltd	248,885
10,400		JFE Holdings, Inc	276,388
14,000		Kobe Steel Ltd	25,720
7,000		Mitsubishi Materials Corp	17,718
137,000		Nippon Steel Corp	450,221
22,300		Sumitomo Electric Industries Ltd	172,629
148,000		Sumitomo Metal Industries Ltd	365,578
6,227		Tenaris S.A.	64,721
10,100		Tokyo Steel Manufacturing Co Ltd	105,973
6,752		Umicore	132,056
1,382		Vallourec	155,605
3,295		Voestalpine AG.	71,188
5,600		Yamato Kogyo Co Ltd	151,559
		TOTAL PRIMARY METAL INDUSTRIES	2,840,305

PRINTING AND PUBLISHING - 0.35%
1,000		Dai Nippon Printing Co Ltd	11,055
10,497		PagesJaunes Groupe S.A.	102,577
4,140		Reed Elsevier NV	48,455
28,000		Singapore Press Holdings Ltd	60,441
31,000		Toppan Printing Co Ltd	239,485
3,897		United Business Media Ltd	28,491
8,416		Wolters Kluwer NV	158,400
		TOTAL PRINTING AND PUBLISHING	648,904

RAILROAD TRANSPORTATION - 1.05%
37		Central Japan Railway Co	320,888
95	v	East Japan Railway Co	722,063
21,000		Hankyu Hanshin Holdings, Inc	121,280
119,500		MTR Corp	276,924
143,311		Stagecoach Group plc	288,979
51		West Japan Railway Co	232,378
		TOTAL RAILROAD TRANSPORTATION	1,962,512

REAL ESTATE - 1.55%
10,172		British Land Co plc	80,583
158,000		CapitaLand Ltd	341,059

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
21,000		CapitaMall Trust	$23,175
32,000		Cheung Kong Holdings Ltd	302,651
64,824		Chinese Estates Holdings Ltd	73,605
4,000		City Developments Ltd	17,685
7,166		Corio NV	327,620
2,081		Gecina S.A.	143,593
1,598		Hammerson plc	12,292
13,000		Hang Lung Properties Ltd	28,247
30,000		Hopewell Holdings	98,707
53,000		Hysan Development Co Ltd	85,618
46,000		Link Real Estate Investment Trust	75,972
6,000		Mitsubishi Estate Co Ltd	99,113
19,000		Mitsui Fudosan Co Ltd	316,773
5,600		Nomura Real Estate Holdings, Inc	111,723
69,531		Segro plc	246,921
40,619		Stockland Trust Group	114,411
2,000		Sumitomo Realty & Development Co Ltd	30,064
7,000		Sun Hung Kai Properties Ltd	58,347
48,000		Tokyo Tatemono Co Ltd	219,980
38,000		Wheelock & Co Ltd	83,353
		TOTAL REAL ESTATE	2,891,492

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.17%
23,789		Bayer AG.	1,386,148
29,800		Bridgestone Corp	446,989
308		Michelin (C.G.D.E.) (Class B)	16,085
45,615		Pirelli & C S.p.A.	17,228
1,066		Puma AG. Rudolf Dassler Sport	212,441
12,400		Sumitomo Rubber Industries, Inc	107,932
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,186,823

SECURITY AND COMMODITY BROKERS - 1.70%
5,541		Australian Stock Exchange Ltd	128,644
34,438		Babcock & Brown Ltd	3,722
52,923		Credit Suisse Group	1,483,143
2,467		Deutsche Boerse AG.	178,485
15,000		Hong Kong Exchanges and Clearing Ltd	142,448
474,734		Legal & General Group plc	524,198
2,216	*	Loomis AB (B Shares)	13,731
8,058		Macquarie Group Ltd	161,855
100,091		Man Group plc	341,776
12,500		Nomura Holdings, Inc	104,079
26,000		Singapore Exchange Ltd	91,674
		TOTAL SECURITY AND COMMODITY BROKERS	3,173,755

SPECIAL TRADE CONTRACTORS - 0.05%
11,000		Kinden Corp	99,492
		TOTAL SPECIAL TRADE CONTRACTORS	99,492

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
2,000		Asahi Glass Co Ltd	11,401
51,521		Boral Ltd	165,952
1,539		CRH plc	38,186
1,186		FLSmidth & Co AS	41,629

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
2,049	Pargesa Holding S.A.	$136,938
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	394,106

TOBACCO PRODUCTS - 1.27%
71,770	British American Tobacco plc	1,857,372
42	Japan Tobacco, Inc	139,118
25,530	Swedish Match AB	368,573
	TOTAL TOBACCO PRODUCTS	2,365,063

TRANSPORTATION BY AIR - 0.14%
11,568	Macquarie Airports	19,357
133,806	Qantas Airways Ltd	245,351
	TOTAL TRANSPORTATION BY AIR	264,708

TRANSPORTATION EQUIPMENT - 4.95%
4,700	Aisin Seiki Co Ltd	67,317
140,821	BAE Systems plc	762,789
27,000	Daihatsu Motor Co Ltd	238,594
13,723	DaimlerChrysler AG.	522,872
6,500	Denso Corp	110,138
24,048	European Aeronautic Defence and Space Co	402,138
13,989	Fiat S.p.A.	93,644
53,886	GKN plc	75,150
38,700	Honda Motor Co Ltd	824,259
47,000	Isuzu Motors Ltd	60,732
13,000	Jardine Cycle & Carriage Ltd	85,719
17,500	JTEKT Corp	136,381
6,873	MAN AG.	385,532
11,000	Mazda Motor Corp	18,657
10,000	NHK Spring Co Ltd	36,942
20,000	NSK Ltd	75,533
7,832	Peugeot S.A.	132,275
7,072	Porsche AG.	553,559
5,388	Renault S.A.	138,932
18,868	Scania AB (B Shares)	191,988
113,000	SembCorp Marine Ltd	131,765
7,100	Shimano, Inc	279,503
145,073	Tomkins plc	256,552
3,500	Toyoda Gosei Co Ltd	41,212
62,700	Toyota Motor Corp	2,072,756
13,329	Valeo S.A.	196,674
2,400	Volkswagen AG.	834,750
37,748	Volvo AB (A Shares)	217,726
7,994	Zodiac S.A.	288,914
	TOTAL TRANSPORTATION EQUIPMENT	9,233,003

TRANSPORTATION SERVICES - 0.27%
31,136	Deutsche Lufthansa AG.	511,996
	TOTAL TRANSPORTATION SERVICES	511,996

TRUCKING AND WAREHOUSING - 0.69%
24,776	Deutsche Post AG.	419,052
15,500	Kerry Properties Ltd	41,299
8,000	Mitsubishi Logistics Corp	101,426

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
4,237		Neopost S.A.	$381,825
73,000		Nippon Express Co Ltd	307,704
3,000		Yamato Transport Co Ltd	39,230
		TOTAL TRUCKING AND WAREHOUSING	1,290,536

WATER TRANSPORTATION - 0.81%
33		AP Moller - Maersk AS (Class A)	180,599
51		AP Moller - Maersk AS (Class B)	274,457
6,320		Frontline Ltd	185,542
3,000		Kamigumi Co Ltd	26,654
24,000		Kawasaki Kisen Kaisha Ltd	112,561
38,000		Mitsui OSK Lines Ltd	234,851
67,000		Nippon Yusen Kabushiki Kaisha	413,038
169,000		Pacific Basin Shipping Ltd	76,757
		TOTAL WATER TRANSPORTATION	1,504,459

WHOLESALE TRADE-DURABLE GOODS - 1.98%
18,103		Compagnie de Saint-Gobain	845,387
25,000		Itochu Corp	126,127
30,600		Mitsubishi Corp	433,420
46,000		Mitsui & Co Ltd	472,897
37,200		Nissan Motor Co Ltd	133,832
26,804		Prysmian S.p.A.	424,468
7,523		Schneider Electric S.A.	554,239
59,200		Sumitomo Corp	525,061
5,698		ThyssenKrupp AG.	158,621
1,031		Wesfarmers Ltd	12,939
1,228		Wesfarmers Ltd	15,411
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,702,402

WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
100		ABC-Mart, Inc	3,657
7,547		Billabong International Ltd	41,305
11,575		Casino Guichard Perrachon S.A.	873,677
22,300		Esprit Holdings Ltd	126,316
10,623		Foster's Group Ltd	40,735
69,000		Marubeni Corp	264,170
6,584		Metcash Ltd	20,106
16,000		Nippon Oil Corp	81,126
157,000		Noble Group Ltd	111,150
4,300		Suzuken Co Ltd	128,192
29,372		Unilever NV	707,967
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,398,401

		TOTAL COMMON STOCKS	184,893,190
		(Cost $222,894,946)

RIGHTS / WARRANTS - 0.03%

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
244,231	v	Macquarie Office Trust	6,811
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,811

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 0.03%
23,000	m,v*	DBS Group Holdings Ltd	$47,892
175,994	v*	Lloyds TSB Group plc	0
4,011	m,v*	Swedbank AB	10
		TOTAL DEPOSITORY INSTITUTIONS	47,902

		TOTAL RIGHTS / WARRANTS	54,713
		(Cost $0)

		TOTAL INVESTMENTS - 99.15%	184,947,903
		(Cost $222,894,946)

		OTHER ASSETS & LIABILITIES, NET - 0.85%	1,593,794
		NET ASSETS - 100.00%	$186,541,697

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	m	Indicates a security that has been deemed illiquid.
	v	Represents fair value as determined in good faith under procedures approved by
		the Board of Trustees. The value of these securities amounted to $3,394,036
		which represents 1.82% of net assets.

		At December 31, 2008, the net unrealized depreciation on investment was $37,947,043, consisting
		of gross unrealized appreciation of $6,933,850 and gross unrealized depreciation of $44,880,893 .

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
ENHANCED INTERNATIONAL EQUITY INDEX FUND (unaudited)
December 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$2,203,106	1.19%
TOTAL DOMESTIC	2,203,106	1.19

FOREIGN
ARGENTINA	64,721	0.03
AUSTRALIA	10,823,693	5.85
AUSTRIA	967,066	0.52
BELGIUM	2,052,153	1.11
BERMUDA	185,542	0.10
DENMARK	1,135,412	0.61
FINLAND	1,960,356	1.06
FRANCE	19,448,041	10.52
GERMANY	15,171,267	8.20
GREECE	1,326,601	0.72
HONG KONG	3,773,750	2.04
IRELAND	466,587	0.25
ITALY	6,142,983	3.32
JAPAN	46,413,559	25.10
KAZAKHSTAN	259,590	0.14
LUXEMBOURG	365,047	0.20
NETHERLANDS	9,431,307	5.10
NEW ZEALAND	48,670	0.03
NORWAY	753,235	0.41
PORTUGAL	89,665	0.05
SINGAPORE	1,711,369	0.93
SPAIN	8,971,633	4.85
SWEDEN	3,649,963	1.97
SWITZERLAND	15,783,314	8.53
UNITED KINGDOM	31,749,273	17.17
TOTAL FOREIGN	182,744,797	98.81
TOTAL INVESTMENTS	$184,947,903	100.00%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.63%

AMUSEMENT AND RECREATION SERVICES - 0.12%
10,800	*	Penn National Gaming, Inc	$230,904
7,000		Warner Music Group Corp	21,140
		TOTAL AMUSEMENT AND RECREATION SERVICES	252,044

APPAREL AND ACCESSORY STORES - 0.77%
30,700		Gap, Inc	411,073
10,400	*	Kohl's Corp	376,480
8,900		Limited Brands, Inc	89,356
24,900		Ross Stores, Inc	740,277
		TOTAL APPAREL AND ACCESSORY STORES	1,617,186

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
7,900		Phillips-Van Heusen Corp	159,027
7,000		Polo Ralph Lauren Corp (Class A)	317,870
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	476,897

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.52%
8,400		Advance Auto Parts	282,660
5,700	*	Autozone, Inc	794,979
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,077,639

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
1,200		Lowe's Cos, Inc	25,824
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	25,824

BUSINESS SERVICES - 10.61%
24,100	*	Activision Blizzard, Inc	208,224
35,400	*	Adobe Systems, Inc	753,666
6,000	*	Akamai Technologies, Inc	90,540
4,600	*	Alliance Data Systems Corp	214,038
8,800	*	Ansys, Inc	245,432
25,400	*	Autodesk, Inc	499,110
3,800		Automatic Data Processing, Inc	149,492
2,100		Brink's Co	56,448
5,200		CA, Inc	96,356
2,500	*	Cognizant Technology Solutions Corp (Class A)	45,150
33,300	*	eBay, Inc	464,868
4,100		Equifax, Inc	108,732
6,600	*	F5 Networks, Inc	150,876
3,900		Fidelity National Information Services, Inc	63,453
11,900	*	Fiserv, Inc	432,803
10,100	*	Google, Inc (Class A)	3,107,265
18,700		IMS Health, Inc	283,492
38,500	*	Interpublic Group of Cos, Inc	152,460
1,800	*	Intuit, Inc	42,822

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,000		Manpower, Inc	$101,970
3,500		Mastercard, Inc (Class A)	500,255
379,700		Microsoft Corp	7,381,368
5,100	*	Monster Worldwide, Inc	61,659
12,000	*	NCR Corp	169,680
2,000	*	Nuance Communications, Inc	20,720
13,900		Omnicom Group, Inc	374,188
236,200	*	Oracle Corp	4,187,826
13,100	*	Red Hat, Inc	173,182
14,400		Robert Half International, Inc	299,808
5,200	*	Sohu.com, Inc	246,168
18,400	*	Unisys Corp	15,640
15,000		Visa, Inc (Class A)	786,750
4,400	*	VMware, Inc (Class A)	104,236
50,500	*	Yahoo!, Inc	616,100
		TOTAL BUSINESS SERVICES	22,204,777

CHEMICALS AND ALLIED PRODUCTS - 13.40%
71,500		Abbott Laboratories	3,815,955
100	*	Abraxis Bioscience, Inc	6,592
10,000		Air Products & Chemicals, Inc	502,700
11,700		Avon Products, Inc	281,151
22,100	*	Biogen Idec, Inc	1,052,623
73,500		Bristol-Myers Squibb Co	1,708,875
5,300	*	Cephalon, Inc	408,312
6,200		CF Industries Holdings, Inc	304,792
7,600		Church & Dwight Co, Inc	426,512
25,700		Colgate-Palmolive Co	1,761,478
8,800		Ecolab, Inc	309,320
24,300		Eli Lilly & Co	978,561
1,900		FMC Corp	84,987
13,100	*	Forest Laboratories, Inc	333,657
32,900	*	Genentech, Inc	2,727,739
33,600	*	Gilead Sciences, Inc	1,718,304
6,600	*	Hospira, Inc	177,012
1,400	*	Invitrogen Corp	32,634
35,200		Johnson & Johnson	2,106,016
21,500		Merck & Co, Inc	653,600
27,300		Monsanto Co	1,920,555
8,700		Mosaic Co	301,020
5,100		Nalco Holding Co	58,854
8,900		PPG Industries, Inc	377,627
1,900		Praxair, Inc	112,784
60,200		Procter & Gamble Co	3,721,564
71,200		Schering-Plough Corp	1,212,536
8,100		Scotts Miracle-Gro Co (Class A)	240,732
9,900		Sherwin-Williams Co	591,525
4,600	*	Watson Pharmaceuticals, Inc	122,222
		TOTAL CHEMICALS AND ALLIED PRODUCTS	28,050,239

COAL MINING - 0.10%
10,700	*	Alpha Natural Resources, Inc	173,233
200		Arch Coal, Inc	3,258
1,500		Consol Energy, Inc	42,870
		TOTAL COAL MINING	219,361

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 2.18%
24,800	*	American Tower Corp (Class A)	$727,136
21,100		Comcast Corp (Class A)	356,168
6,400	*	CTC Media, Inc	30,720
26,100	*	DIRECTV Group, Inc	597,951
45,200	*	DISH Network Corp (Class A)	501,268
12,600		Embarq Corp	453,096
6,200	*	Liberty Global, Inc (Class A)	98,704
22,700	*	Liberty Media Corp - Entertainment (Series A)	396,796
700	*	MetroPCS Communications, Inc	10,395
12,400	*	NII Holdings, Inc (Class B)	225,432
35,000		Qwest Communications International, Inc	127,400
7,700	*	SBA Communications Corp (Class A)	125,664
3,100	*	US Cellular Corp	134,044
29,400	*	Viacom, Inc (Class B)	560,364
22,800		Windstream Corp	209,760
		TOTAL COMMUNICATIONS	4,554,898

DEPOSITORY INSTITUTIONS - 0.79%
13,300		Northern Trust Corp	693,462
2,900		State Street Corp	114,057
58,700		Western Union Co	841,758
		TOTAL DEPOSITORY INSTITUTIONS	1,649,277

EATING AND DRINKING PLACES - 1.68%
16,500		Brinker International, Inc	173,910
400		Burger King Holdings, Inc	9,552
11,500		Darden Restaurants, Inc	324,070
29,400		McDonald's Corp	1,828,386
400		Tim Hortons, Inc	11,536
36,900		Yum! Brands, Inc	1,162,350
		TOTAL EATING AND DRINKING PLACES	3,509,804

EDUCATIONAL SERVICES - 0.61%
9,600	*	Apollo Group, Inc (Class A)	735,552
4,500		DeVry, Inc	258,345
2,900	*	ITT Educational Services, Inc	275,442
		TOTAL EDUCATIONAL SERVICES	1,269,339

ELECTRIC, GAS, AND SANITARY SERVICES - 1.94%
29,800	*	AES Corp	245,552
11,700	*	Calpine Corp	85,176
54,600		Centerpoint Energy, Inc	689,052
9,900	*	Covanta Holding Corp	217,404
3,900		Energen Corp	114,387
5,500		Entergy Corp	457,215
25,200		Exelon Corp	1,401,372
10,400	*	NRG Energy, Inc	242,632
12,200		Public Service Enterprise Group, Inc	355,874
600	*	Stericycle, Inc	31,248
15,000		Williams Cos, Inc	217,200
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,057,112

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.57%
8,200		Altera Corp	$137,022
2,400		Ametek, Inc	72,504
14,400		Amphenol Corp (Class A)	345,312
16,900		Analog Devices, Inc	321,438
44,100	*	Apple Computer, Inc	3,763,935
71,000	*	Atmel Corp	222,230
5,900	*	Avnet, Inc	107,439
37,800	*	Broadcom Corp (Class A)	641,466
236,200	*	Cisco Systems, Inc	3,850,060
11,700		Cooper Industries Ltd (Class A)	341,991
600	*	Energizer Holdings, Inc	32,484
900	*	First Solar, Inc	124,164
12,000		Harman International Industries, Inc	200,760
10,000		Harris Corp	380,500
27,700	*	Integrated Device Technology, Inc	155,397
240,700		Intel Corp	3,528,662
24,300	*	JDS Uniphase Corp	88,695
9,700		L-3 Communications Holdings, Inc	715,666
14,300		Linear Technology Corp	316,316
38,000	*	LSI Logic Corp	125,020
43,100	*	Marvell Technology Group Ltd	287,477
16,800	*	MEMC Electronic Materials, Inc	239,904
34,300		National Semiconductor Corp	345,401
32,900	*	NetApp, Inc	459,613
46,500	*	ON Semiconductor Corp	158,100
43,300		Qualcomm, Inc	1,551,439
800	*	Sunpower Corp (Class A)	29,600
91,000		Texas Instruments, Inc	1,412,320
4,300	*	Varian Semiconductor Equipment Associates, Inc	77,916
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,032,831

ENGINEERING AND MANAGEMENT SERVICES - 3.13%
57,800		Accenture Ltd (Class A)	1,895,262
6,200	*	Aecom Technology Corp	190,526
31,000	*	Celgene Corp	1,713,680
18,900		Fluor Corp	848,043
700	*	Genpact Ltd	5,754
8,000	*	Gen-Probe, Inc	342,720
14,400	*	Hewitt Associates, Inc (Class A)	408,672
8,400	*	Jacobs Engineering Group, Inc	404,040
4,600		KBR, Inc	69,920
14,200	*	SAIC, Inc	276,616
17,500	*	Shaw Group, Inc	358,225
1,100	*	URS Corp	44,847
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,558,305

FABRICATED METAL PRODUCTS - 0.37%
16,900	*	Crown Holdings, Inc	324,480
10,600		Parker Hannifin Corp	450,924
		TOTAL FABRICATED METAL PRODUCTS	775,404

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 3.65%
62,600		Coca-Cola Co	$2,833,902
6,500		General Mills, Inc	394,875
2,900	*	Hansen Natural Corp	97,237
14,100		Kellogg Co	618,285
67,400		PepsiCo, Inc	3,691,498
		TOTAL FOOD AND KINDRED PRODUCTS	7,635,797

FOOD STORES - 0.79%
36,300		Kroger Co	958,683
6,300	*	Panera Bread Co (Class A)	329,112
38,200	*	Starbucks Corp	361,372
		TOTAL FOOD STORES	1,649,167

FURNITURE AND FIXTURES - 0.28%
25,200		Johnson Controls, Inc	457,632
6,800	*	Kinetic Concepts, Inc	130,424
		TOTAL FURNITURE AND FIXTURES	588,056

FURNITURE AND HOME FURNISHINGS STORES - 0.38%
19,100		Best Buy Co, Inc	536,901
9,000	*	GameStop Corp (Class A)	194,940
7,100		Williams-Sonoma, Inc	55,806
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	787,647

GENERAL BUILDING CONTRACTORS - 0.14%
200	*	NVR, Inc	91,250
17,200		Pulte Homes, Inc	187,996
700		Walter Industries, Inc	12,257
		TOTAL GENERAL BUILDING CONTRACTORS	291,503

GENERAL MERCHANDISE STORES - 3.24%
10,300	*	Big Lots, Inc	149,247
5,400		Family Dollar Stores, Inc	140,778
22,200		Target Corp	766,566
25,000		TJX Cos, Inc	514,250
92,900		Wal-Mart Stores, Inc	5,207,974
		TOTAL GENERAL MERCHANDISE STORES	6,778,815

HEALTH SERVICES - 1.24%
9,700		AmerisourceBergen Corp	345,902
800	*	Edwards Lifesciences Corp	43,960
18,300	*	Express Scripts, Inc	1,006,134
1,500	*	Laboratory Corp of America Holdings	96,615
2,000	*	Lincare Holdings, Inc	53,860
23,600	*	Medco Health Solutions, Inc	989,076
1,800		Pharmaceutical Product Development, Inc	52,218
		TOTAL HEALTH SERVICES	2,587,765

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
14,400	*	Foster Wheeler Ltd	336,672
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	336,672

HOLDING AND OTHER INVESTMENT OFFICES - 2.78%
5,400	*	Affiliated Managers Group, Inc	226,368

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,800		Apartment Investment & Management Co (Class A)	$159,390
13,100		General Growth Properties, Inc	16,899
7,300		HCP, Inc	202,721
1,100		Health Care REIT, Inc	46,420
108,035		iShares Russell 1000 Growth Index Fund	4,003,777
500		Macerich Co	9,080
1,300		Plum Creek Timber Co, Inc	45,162
14,000		Simon Property Group, Inc	743,820
6,300		Taubman Centers, Inc	160,398
12,200		WABCO Holdings, Inc	192,638
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,806,673

HOTELS AND OTHER LODGING PLACES - 0.29%
27,600		Marriott International, Inc (Class A)	536,820
4,300		Starwood Hotels & Resorts Worldwide, Inc	76,970
		TOTAL HOTELS AND OTHER LODGING PLACES	613,790

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.01%
2,500	*	AGCO Corp	58,975
72,600		Applied Materials, Inc	735,438
26,300	*	Brocade Communications Systems, Inc	73,640
22,500		Caterpillar, Inc	1,005,075
12,800		Cummins, Inc	342,144
13,000		Deere & Co	498,160
60,900	*	Dell, Inc	623,616
19,600		Dover Corp	645,232
15,700	*	Dresser-Rand Group, Inc	270,825
72,200	*	EMC Corp	755,934
4,700		Flowserve Corp	242,050
21,200	*	FMC Technologies, Inc	505,196
137,100		Hewlett-Packard Co	4,975,359
3,800		Ingersoll-Rand Co Ltd (Class A)	65,930
63,800		International Business Machines Corp	5,369,408
18,100		ITT Industries, Inc	832,419
4,800		John Bean Technologies Corp	39,216
12,900		Joy Global, Inc	295,281
11,700		Lennox International, Inc	377,793
11,300	*	Oil States International, Inc	211,197
8,400		Pall Corp	238,812
2,800		SPX Corp	113,540
24,300	*	Teradata Corp	360,369
18,800	*	Western Digital Corp	215,260
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,850,869

INSTRUMENTS AND RELATED PRODUCTS - 5.00%
41,000	*	Agilent Technologies, Inc	640,830
4,100		Allergan, Inc	165,312
4,800		Bard (C.R.), Inc	404,448
26,800		Baxter International, Inc	1,436,212
13,500		Becton Dickinson & Co	923,265
17,900	*	Boston Scientific Corp	138,546
9,700		Danaher Corp	549,117
9,400		Dentsply International, Inc	265,456
31,500		Emerson Electric Co	1,153,215

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,900	*	Flir Systems, Inc	$58,292
13,200		Garmin Ltd	253,044
400		Hillenbrand, Inc	6,672
1,200	*	Intuitive Surgical, Inc	152,388
46,500		Medtronic, Inc	1,461,030
1,700	*	Mettler-Toledo International, Inc	114,580
7,900		Raytheon Co	403,216
5,600		Rockwell Automation, Inc	180,544
4,200		Rockwell Collins, Inc	164,178
1,800		Roper Industries, Inc	78,138
21,300	*	St. Jude Medical, Inc	702,048
10,300		Stryker Corp	411,485
4,700		Techne Corp	303,244
7,100	*	Trimble Navigation Ltd	153,431
2,000	*	Waters Corp	73,300
6,900	*	Zimmer Holdings, Inc	278,898
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,470,889

INSURANCE CARRIERS - 1.59%
22,900		Aetna, Inc	652,650
20,400		Aflac, Inc	935,136
6,000		Axis Capital Holdings Ltd	174,720
3,500		Cigna Corp	58,975
1,200	*	Humana, Inc	44,736
10,400		Prudential Financial, Inc	314,704
1,900		Transatlantic Holdings, Inc	76,114
30,700		UnitedHealth Group, Inc	816,620
7,000	*	WellCare Health Plans, Inc	90,020
3,700	*	WellPoint, Inc	155,881
		TOTAL INSURANCE CARRIERS	3,319,556

LEATHER AND LEATHER PRODUCTS - 0.20%
20,600	*	Coach, Inc	427,862
		TOTAL LEATHER AND LEATHER PRODUCTS	427,862

METAL MINING - 0.49%
9,800		Cleveland-Cliffs, Inc	250,978
400		Foundation Coal Holdings, Inc	5,608
18,800		Newmont Mining Corp	765,160
1,700	*	Patriot Coal Corp	10,625
		TOTAL METAL MINING	1,032,371

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
12,700		Hasbro, Inc	370,459
600		Tyco International Ltd	12,960
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	383,419

MISCELLANEOUS RETAIL - 1.44%
16,300	*	Amazon.com, Inc	835,864
27,600		CVS Corp	793,224
5,500	*	Dollar Tree, Inc	229,900
5,000		Petsmart, Inc	92,250
29,600		Staples, Inc	530,432
21,300		Walgreen Co	525,471
		TOTAL MISCELLANEOUS RETAIL	3,007,141

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.55%
46,100		American Express Co	$855,155
800		GLG Partners, Inc	1,816
8,300		Lender Processing Services, Inc	244,435
2,900		Textron, Inc	40,223
		TOTAL NONDEPOSITORY INSTITUTIONS	1,141,629

OIL AND GAS EXTRACTION - 4.20%
37,400	*	Cameron International Corp	766,700
2,200		Chesapeake Energy Corp	35,574
2,400	*	Continental Resources, Inc	49,704
1,400	*	Denbury Resources, Inc	15,288
6,700	*	Encore Acquisition Co	170,984
3,800		EOG Resources, Inc	253,004
24,300		Halliburton Co	441,774
10,400	*	Key Energy Services, Inc	45,864
3,900	*	Mariner Energy, Inc	39,780
35,000	*	National Oilwell Varco, Inc	855,400
11,400		Noble Corp	251,826
49,000		Occidental Petroleum Corp	2,939,510
51,400		Schlumberger Ltd	2,175,762
8,700		Smith International, Inc	199,143
6,500	*	Southwestern Energy Co	188,305
4,300		St. Mary Land & Exploration Co	87,333
15,000		W&T Offshore, Inc	214,800
500	*	Weatherford International Ltd	5,410
1,600	*	Whiting Petroleum Corp	53,536
		TOTAL OIL AND GAS EXTRACTION	8,789,697

PAPER AND ALLIED PRODUCTS - 0.48%
19,000		Kimberly-Clark Corp	1,002,060
		TOTAL PAPER AND ALLIED PRODUCTS	1,002,060

PERSONAL SERVICES - 0.51%
38,000		H&R Block, Inc	863,360
6,600		Weight Watchers International, Inc	194,172
		TOTAL PERSONAL SERVICES	1,057,532

PETROLEUM AND COAL PRODUCTS - 3.29%
58,100		Exxon Mobil Corp	4,638,123
17,000		Hess Corp	911,880
22,000		Murphy Oil Corp	975,700
8,300		Sunoco, Inc	360,718
		TOTAL PETROLEUM AND COAL PRODUCTS	6,886,421

PRIMARY METAL INDUSTRIES - 0.69%
500		Allegheny Technologies, Inc	12,765
1,400		Carpenter Technology Corp	28,756
10,100	*	CommScope, Inc	156,954
31,800		Corning, Inc	303,054
6,200		Hubbell, Inc (Class B)	202,616
300		Nucor Corp	13,860

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,800		Precision Castparts Corp	$523,424
5,500		United States Steel Corp	204,600
		TOTAL PRIMARY METAL INDUSTRIES	1,446,029

PRINTING AND PUBLISHING - 0.53%
7,500		Dun & Bradstreet Corp	579,000
22,700		McGraw-Hill Cos, Inc	526,413
		TOTAL PRINTING AND PUBLISHING	1,105,413

RAILROAD TRANSPORTATION - 1.76%
17,400		Burlington Northern Santa Fe Corp	1,317,354
23,900		CSX Corp	776,033
7,500		Norfolk Southern Corp	352,875
25,800		Union Pacific Corp	1,233,240
		TOTAL RAILROAD TRANSPORTATION	3,679,502

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
12,100		Nike, Inc (Class B)	617,100
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	617,100

SECURITY AND COMMODITY BROKERS - 1.38%
400		BlackRock, Inc	53,660
11,900		Broadridge Financial Solutions, Inc	149,226
26,000		Charles Schwab Corp	420,420
1,800		CME Group, Inc	374,598
36,800	*	E*Trade Financial Corp	42,320
2,100		Eaton Vance Corp	44,121
600		Goldman Sachs Group, Inc	50,634
3,800	*	IntercontinentalExchange, Inc	313,272
8,500	*	Investment Technology Group, Inc	193,120
4,200		Janus Capital Group, Inc	33,726
6,100		Lazard Ltd (Class A)	181,414
6,000	*	Nasdaq Stock Market, Inc	148,260
800		NYSE Euronext	21,904
17,900		SEI Investments Co	281,209
5,300		T Rowe Price Group, Inc	187,832
27,400	*	TD Ameritrade Holding Corp	390,450
300		Waddell & Reed Financial, Inc (Class A)	4,638
		TOTAL SECURITY AND COMMODITY BROKERS	2,890,804

STONE, CLAY, AND GLASS PRODUCTS - 0.90%
27,100		3M Co	1,559,334
11,900	*	Owens-Illinois, Inc	325,227
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,884,561

TOBACCO PRODUCTS - 2.61%
93,900		Altria Group, Inc	1,414,134
93,200		Philip Morris International, Inc	4,055,132
		TOTAL TOBACCO PRODUCTS	5,469,266

TRANSPORTATION BY AIR - 0.14%
9,400	*	AMR Corp	100,298
6,500		Copa Holdings S.A. (Class A)	197,080
		TOTAL TRANSPORTATION BY AIR	297,378

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 2.75%
10,400		Boeing Co	$443,768
6,700		Harsco Corp	185,456
36,900		Honeywell International, Inc	1,211,427
16,500		Lockheed Martin Corp	1,387,320
21,300		Northrop Grumman Corp	959,352
13,000		Oshkosh Truck Corp	115,570
27,000		United Technologies Corp	1,447,200
		TOTAL TRANSPORTATION EQUIPMENT	5,750,093

TRANSPORTATION SERVICES - 0.70%
14,600		CH Robinson Worldwide, Inc	803,438
12,700		Expeditors International Washington, Inc	422,529
2,200	*	Interval Leisure Group, Inc	11,858
16,500		UTI Worldwide, Inc	236,610
		TOTAL TRANSPORTATION SERVICES	1,474,435

TRUCKING AND WAREHOUSING - 0.46%
8,800		J.B. Hunt Transport Services, Inc	231,176
13,300		United Parcel Service, Inc (Class B)	733,628
		TOTAL TRUCKING AND WAREHOUSING	964,804

WATER TRANSPORTATION - 0.01%
400	*	Kirby Corp	10,944
		TOTAL WATER TRANSPORTATION	10,944

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
500	*	WESCO International, Inc	9,615
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,615

WHOLESALE TRADE-NONDURABLE GOODS - 1.48%
7,800		Airgas, Inc	304,122
10,300		Cardinal Health, Inc	355,041
2,700	*	Central European Distribution Corp	53,190
20,000	*	Dean Foods Co	359,400
6,700	*	Endo Pharmaceuticals Holdings, Inc	173,396
7,100	*	Henry Schein, Inc	260,499
8,700		Herbalife Ltd	188,616
49,000		Sysco Corp	1,124,060
17,200		Terra Industries, Inc	286,724
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,105,048

		TOTAL COMMON STOCKS	208,481,260
		(Cost $245,621,227)

		TOTAL INVESTMENTS - 99.63%	208,481,260
		(Cost $245,621,227)
		OTHER ASSETS & LIABILITIES, NET - 0.37%	779,021

		NET ASSETS - 100.00%	$209,260,281

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%.

The following abbreviations are used in portfolio description:
REIT-Real Estate Investment Trust

At December 31, 2008, the net unrealized depreciation on investment was $37,139,967, consisting of gross unrealized appreciation of $3,271,151 and gross unrealized depreciation of $40,411,118.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.89%
4,295		International Speedway Corp (Class A)	$123,395
3,995	*	Ticketmaster	25,648
74,100		Walt Disney Co	1,681,329
13,651		Warner Music Group Corp	41,226
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,871,598

APPAREL AND ACCESSORY STORES - 0.25%
802		American Eagle Outfitters, Inc	7,507
15,210		Foot Locker, Inc	111,641
26,229		Gap, Inc	351,207
4,856		Limited Brands, Inc	48,754
		TOTAL APPAREL AND ACCESSORY STORES	519,109

APPAREL AND OTHER TEXTILE PRODUCTS - 0.26%
4,702		Liz Claiborne, Inc	12,225
9,593		VF Corp	525,409
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	537,634

AUTO REPAIR, SERVICES AND PARKING - 0.00% **
82	*	Hertz Global Holdings, Inc	416
		TOTAL AUTO REPAIR, SERVICES AND PARKING	416

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
24,978	*	Autonation, Inc	246,783
10,347		Penske Auto Group, Inc	79,465
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	326,248

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.28%
55,773		Home Depot, Inc	1,283,894
64,997		Lowe's Cos, Inc	1,398,736
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,682,630

BUSINESS SERVICES - 1.05%
5,440	*	Affiliated Computer Services, Inc (Class A)	249,968
7,894	*	Avis Budget Group, Inc	5,526
2,374		CA, Inc	43,990
15,609	*	Compuware Corp	105,361
151	*	Convergys Corp	968
10,332		Equifax, Inc	274,005
2,816	*	Expedia, Inc	23,204
18,078		IMS Health, Inc	274,062
9,878		Manpower, Inc	335,753
4,739	*	Sun Microsystems, Inc	18,103
59,287	*	Symantec Corp	801,560
2,488	*	Synopsys, Inc	46,078
2,259	*	United Rentals, Inc	20,602
		TOTAL BUSINESS SERVICES	2,199,180

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 14.84%
61,702	*	Amgen, Inc	$3,563,290
3,410		Bristol-Myers Squibb Co	79,283
9,867		Celanese Corp (Series A)	122,647
2,453		Clorox Co	136,288
1,951		Colgate-Palmolive Co	133,722
1,641		Cytec Industries, Inc	34,822
20,154		Dow Chemical Co	304,124
17,860		Du Pont (E.I.) de Nemours & Co	451,859
54,403		Eli Lilly & Co	2,190,809
1,793		FMC Corp	80,201
31,927	*	Forest Laboratories, Inc	813,181
5,280		Huntsman Corp	18,163
100	*	Invitrogen Corp	2,331
106,617		Johnson & Johnson	6,378,895
27,360	*	King Pharmaceuticals, Inc	290,563
12,216		Lubrizol Corp	444,540
76,030		Merck & Co, Inc	2,311,312
689	*	NBTY, Inc	10,783
342,022		Pfizer, Inc	6,057,210
8,526		PPG Industries, Inc	361,758
83,235		Procter & Gamble Co	5,145,587
594		Valspar Corp	10,745
57,009		Wyeth	2,138,408
		TOTAL CHEMICALS AND ALLIED PRODUCTS	31,080,521

COMMUNICATIONS - 7.41%
292,217		AT&T, Inc	8,328,184
362		Cablevision Systems Corp (Class A)	6,096
63,604		CBS Corp (Class B)	520,917
24,448		CenturyTel, Inc	668,164
49,865		Comcast Corp (Class A)	841,721
2,030		Embarq Corp	72,999
387		Hearst-Argyle Television, Inc	2,345
19,792	*	IAC/InterActiveCorp	311,328
217	*	Liberty Global, Inc (Series C)	3,294
11,228	*	Liberty Media Corp - Capital (Series A)	52,884
16,208	*	Liberty Media Holding Corp (Interactive A)	50,569
67,611		Qwest Communications International, Inc	246,104
1,732		Scripps Networks Interactive (Class A)	38,104
173,425	*	Sprint Nextel Corp	317,368
789	*	US Cellular Corp	34,116
109,853		Verizon Communications, Inc	3,724,017
11,165	*	Viacom, Inc (Class B)	212,805
9,341		Windstream Corp	85,937
		TOTAL COMMUNICATIONS	15,516,952

DEPOSITORY INSTITUTIONS - 12.20%
216,473		Bank of America Corp	3,047,940
5,125		Bank of Hawaii Corp	231,496
56,911		Bank of New York Mellon Corp	1,612,289
18,796		BB&T Corp	516,138

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
246,990		Citigroup, Inc	$1,657,303
6,049		Comerica, Inc	120,073
2,013		Commerce Bancshares, Inc	88,471
3,761		Cullen/Frost Bankers, Inc	190,607
2,582		Fifth Third Bancorp	21,327
268		First Citizens Bancshares, Inc (Class A)	40,950
41,686		First Horizon National Corp	440,626
8,643		Fulton Financial Corp	83,146
15,820		Hudson City Bancorp, Inc	252,487
4,833		Huntington Bancshares, Inc	37,021
185,235		JPMorgan Chase & Co	5,840,460
2,827		M&T Bank Corp	162,298
94,192		National City Corp	170,488
4,304		Northern Trust Corp	224,411
7,611		PNC Financial Services Group, Inc	372,939
13,200		Popular, Inc	68,112
14,889	*	Sovereign Bancorp, Inc	44,369
21,686		State Street Corp	852,910
23,718		SunTrust Banks, Inc	700,630
76,237		US Bancorp	1,906,687
21,983		Valley National Bancorp	445,156
71,153		Wachovia Corp	394,188
15,591		Webster Financial Corp	214,844
194,146		Wells Fargo & Co	5,723,424
3,895		Zions Bancorporation	95,466
		TOTAL DEPOSITORY INSTITUTIONS	25,556,256

EATING AND DRINKING PLACES - 0.04%
1,378		McDonald's Corp	85,698
		TOTAL EATING AND DRINKING PLACES	85,698

EDUCATIONAL SERVICES - 0.03%
3,564	*	Career Education Corp	63,938
		TOTAL EDUCATIONAL SERVICES	63,938

ELECTRIC, GAS, AND SANITARY SERVICES - 7.50%
4,502		Alliant Energy Corp	131,368
45,734		American Electric Power Co, Inc	1,522,028
6,980		Atmos Energy Corp	165,426
3,238		Constellation Energy Group, Inc	81,241
62,251		Duke Energy Corp	934,388
29,664		Edison International	952,808
11,286		Energen Corp	331,018
18,282		Exelon Corp	1,016,662
26,840		FirstEnergy Corp	1,303,887
33,807		FPL Group, Inc	1,701,507
9,040		Hawaiian Electric Industries, Inc	200,146
11,704		Integrys Energy Group, Inc	503,038
17,104		National Fuel Gas Co	535,868
32,426		NiSource, Inc	355,713
24,662		Northeast Utilities	593,368
6,870	*	NRG Energy, Inc	160,277
14,380		Pepco Holdings, Inc	255,389
11,028		PG&E Corp	426,894

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
24,272		Progress Energy, Inc	$967,239
15,649	*	Reliant Energy, Inc	90,451
7,977		Republic Services, Inc	197,750
3,752		SCANA Corp	133,571
24,214		Sempra Energy	1,032,243
18,713		Southern Co	692,381
10		Southern Union Co	130
4,458		TECO Energy, Inc	55,056
14,732		UGI Corp	359,755
2,478		Waste Management, Inc	82,121
15,225		Wisconsin Energy Corp	639,146
15,302		Xcel Energy, Inc	283,852
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,704,721

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.09%
5,177	*	Atmel Corp	16,204
10,932	*	Avnet, Inc	199,072
1,136		AVX Corp	9,020
8,458		Eaton Corp	420,447
1,017	*	EchoStar Corp (Class A)	15,123
510,263		General Electric Co	8,266,261
32,008		Intel Corp	469,237
940	*	Jarden Corp	10,810
787	*	JDS Uniphase Corp	2,873
100		L-3 Communications Holdings, Inc	7,378
60,551		Motorola, Inc	268,241
1,756	*	QLogic Corp	23,601
301	*	Spansion, Inc (Class A)	57
2,855		Teleflex, Inc	143,036
6,753	*	Thomas & Betts Corp	162,207
31,496		Tyco Electronics Ltd	510,550
41,989	*	Vishay Intertechnology, Inc	143,602
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,667,719

ENGINEERING AND MANAGEMENT SERVICES - 0.09%
107	*	Hewitt Associates, Inc (Class A)	3,037
8,642		Moody's Corp	173,618
121	*	URS Corp	4,933
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	181,588

FABRICATED METAL PRODUCTS - 0.69%
2,639		Crane Co	45,496
25,218		Illinois Tool Works, Inc	883,891
2,470		Parker Hannifin Corp	105,074
11,876		Stanley Works	404,971
		TOTAL FABRICATED METAL PRODUCTS	1,439,432

FOOD AND KINDRED PRODUCTS - 3.89%
25,472		Archer Daniels Midland Co	734,358
32,260		Coca-Cola Co	1,460,410
37,857		Coca-Cola Enterprises, Inc	455,420
8,986		Corn Products International, Inc	259,246
43,859		Del Monte Foods Co	313,153
12,117	*	Dr Pepper Snapple Group, Inc	196,901

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,197		General Mills, Inc	$1,044,718
1,973		H.J. Heinz Co	74,185
7,638		J.M. Smucker Co	331,184
887		Kellogg Co	38,895
63,885		Kraft Foods, Inc (Class A)	1,715,313
2,545		Molson Coors Brewing Co (Class B)	124,501
21,133		Pepsi Bottling Group, Inc	475,704
14,059		PepsiAmericas, Inc	286,241
2,016		PepsiCo, Inc	110,416
13,280		Reynolds American, Inc	535,317
		TOTAL FOOD AND KINDRED PRODUCTS	8,155,962

FOOD STORES - 0.53%
13,999		Kroger Co	369,714
17,923		Safeway, Inc	426,029
21,285		Supervalu, Inc	310,761
		TOTAL FOOD STORES	1,106,504

FURNITURE AND FIXTURES - 0.04%
4,909		Johnson Controls, Inc	89,147
		TOTAL FURNITURE AND FIXTURES	89,147

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
18,816		RadioShack Corp	224,663
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	224,663

GENERAL BUILDING CONTRACTORS - 0.94%
28,747		Centex Corp	305,868
40,236		DR Horton, Inc	284,469
20,132		KB Home	274,198
25,724		Lennar Corp (Class A)	223,027
10,608		MDC Holdings, Inc	321,422
33,310		Pulte Homes, Inc	364,079
9,222	*	Toll Brothers, Inc	197,627
		TOTAL GENERAL BUILDING CONTRACTORS	1,970,690

GENERAL MERCHANDISE STORES - 1.19%
8,007		Family Dollar Stores, Inc	208,742
331		JC Penney Co, Inc	6,521
25,741		Macy's, Inc	266,419
35,758		Wal-Mart Stores, Inc	2,004,594
		TOTAL GENERAL MERCHANDISE STORES	2,486,276

HOLDING AND OTHER INVESTMENT OFFICES - 2.23%
31,334		Annaly Mortgage Management, Inc	497,270
29,849		Apartment Investment & Management Co (Class A)	344,756
25,866		Brandywine Realty Trust	199,427
27,754		CBL & Associates Properties, Inc	180,401
5,706		Douglas Emmett, Inc	74,520
223		Duke Realty Corp	2,444
13,968		Equity Residential	416,526
12,588		HCP, Inc	349,569
32,768		Host Marriott Corp	248,054
13,349		HRPT Properties Trust	44,986

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,835		Kimco Realty Corp	$33,544
10,140		Mack-Cali Realty Corp	248,430
14,099		Nationwide Health Properties, Inc	404,923
122		Prologis	1,695
12,588		Public Storage, Inc	1,000,745
6,482		Ventas, Inc	217,601
17,925		Virgin Media, Inc	89,446
5,262		Vornado Realty Trust	317,562
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,671,899

HOTELS AND OTHER LODGING PLACES - 0.07%
593		Choice Hotels International, Inc	17,826
18,486		Wyndham Worldwide Corp	121,083
		TOTAL HOTELS AND OTHER LODGING PLACES	138,909

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.37%
606	*	AGCO Corp	14,296
39,224	*	Brocade Communications Systems, Inc	109,827
24,299		Dover Corp	799,923
23,713	*	EMC Corp	248,275
8,912	*	Gardner Denver, Inc	208,006
2,916		Ingersoll-Rand Co Ltd (Class A)	50,593
980		ITT Industries, Inc	45,070
25,653		Jabil Circuit, Inc	173,158
9,467	*	Lam Research Corp	201,458
4,221	*	Lexmark International, Inc (Class A)	113,545
3,739	*	Oil States International, Inc	69,882
8,534	*	SanDisk Corp	81,926
61,387		Seagate Technology, Inc	271,944
24,749	*	Teradata Corp	367,028
6,435	*	Terex Corp	111,454
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,866,385

INSTRUMENTS AND RELATED PRODUCTS - 1.37%
86,459	*	Boston Scientific Corp	669,192
11,692		Covidien Ltd	423,718
5,442	*	Hologic, Inc	71,127
17,769		Raytheon Co	906,930
9,992	*	Thermo Electron Corp	340,427
21,081		Xerox Corp	168,016
7,190	*	Zimmer Holdings, Inc	290,620
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,870,030

INSURANCE AGENTS, BROKERS AND SERVICE - 0.17%
2,330		AON Corp	106,434
6,135		Hartford Financial Services Group, Inc	100,737
6,363		Marsh & McLennan Cos, Inc	154,430
24		White Mountains Insurance Group Ltd	6,411
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	368,012

INSURANCE CARRIERS - 7.01%
1,390	*	ACE Ltd	73,559
19,709		Aetna, Inc	561,707
1,575		Aflac, Inc	72,198

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,863		Allied World Assurance Holdings Ltd	$319,238
8,275		Allstate Corp	271,089
4,064		American Financial Group, Inc	92,984
59,067		American International Group, Inc	92,735
831		American National Insurance Co	61,270
6,553	*	Arch Capital Group Ltd	459,365
8,755		Assurant, Inc	262,650
24,494		Axis Capital Holdings Ltd	713,265
27,745		Chubb Corp	1,414,996
25,194		Cigna Corp	424,519
3,976		Cincinnati Financial Corp	115,582
200		Endurance Specialty Holdings Ltd	6,106
478		Erie Indemnity Co (Class A)	17,987
6,589		Everest Re Group Ltd	501,686
36,440		Genworth Financial, Inc (Class A)	103,125
23,524		HCC Insurance Holdings, Inc	629,267
356	*	Humana, Inc	13,272
8,748		Loews Corp	247,131
27,924		Metlife, Inc	973,431
23,767		MGIC Investment Corp	82,709
2,397		Nationwide Financial Services, Inc (Class A)	125,147
13,779		Principal Financial Group	310,992
9,410		Protective Life Corp	135,034
26,067		Prudential Financial, Inc	788,787
231		Reinsurance Group of America, Inc (Class A)	9,891
10,359		RenaissanceRe Holdings Ltd	534,110
9,436		Stancorp Financial Group, Inc	394,142
13,391		Torchmark Corp	598,578
2,179		Transatlantic Holdings, Inc	87,291
21,722		Travelers Cos, Inc	981,834
39,193		UnitedHealth Group, Inc	1,042,534
3,808		UnumProvident Corp	70,829
21,555		W.R. Berkley Corp	668,205
33,654	*	WellPoint, Inc	1,417,842
811		XL Capital Ltd (Class A)	3,001
		TOTAL INSURANCE CARRIERS	14,678,088

LUMBER AND WOOD PRODUCTS - 0.00% **
260		Louisiana-Pacific Corp	406
		TOTAL LUMBER AND WOOD PRODUCTS	406

METAL MINING - 0.15%
13,053		Freeport-McMoRan Copper & Gold, Inc (Class B)	319,015
		TOTAL METAL MINING	319,015

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
9,897		Hasbro, Inc	288,695
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	288,695

MISCELLANEOUS RETAIL - 0.21%
12,655		CVS Corp	363,705
4,834	*	HSN, Inc	35,143
238		OfficeMax, Inc	1,818
137,294	*	Rite Aid Corp	42,561
		TOTAL MISCELLANEOUS RETAIL	443,227

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.05%
107,758		News Corp (Class A)	$979,520
121,963		Time Warner, Inc	1,226,947
		TOTAL MOTION PICTURES	2,206,467

NONDEPOSITORY INSTITUTIONS - 0.98%
18,075		American Express Co	335,291
10,737	*	AmeriCredit Corp	82,031
26,169		Capital One Financial Corp	834,530
60,070		CapitalSource, Inc	277,523
43,614		Discover Financial Services	415,641
92,535		Federal National Mortgage Association	70,327
926		Lender Processing Services, Inc	27,271
479	*	Tree.com, Inc	1,245
		TOTAL NONDEPOSITORY INSTITUTIONS	2,043,859

OIL AND GAS EXTRACTION - 2.95%
16,890		Anadarko Petroleum Corp	651,110
20,567		Apache Corp	1,532,858
6,564		Cimarex Energy Co	175,784
23,818		Devon Energy Corp	1,565,080
6,663		ENSCO International, Inc	189,163
6,215	*	Nabors Industries Ltd	74,394
13,998		Noble Energy, Inc	688,982
14,914		Patterson-UTI Energy, Inc	171,660
8,665	*	Pride International, Inc	138,467
5,268		Tidewater, Inc	212,142
11,134	*	Unit Corp	297,500
13,616		XTO Energy, Inc	480,236
		TOTAL OIL AND GAS EXTRACTION	6,177,376

PAPER AND ALLIED PRODUCTS - 0.49%
17,666	*	Domtar Corporation	29,502
34,063		International Paper Co	401,943
3,565		Kimberly-Clark Corp	188,018
17,305		Sonoco Products Co	400,784
		TOTAL PAPER AND ALLIED PRODUCTS	1,020,247

PERSONAL SERVICES - 0.19%
12,939		Cintas Corp	300,573
3,216		Weight Watchers International, Inc	94,615
		TOTAL PERSONAL SERVICES	395,188

PETROLEUM AND COAL PRODUCTS - 14.69%
25,170		Ashland, Inc	264,537
99,195		Chevron Corp	7,337,454
83,742		ConocoPhillips	4,337,836
214,049		Exxon Mobil Corp	17,087,532
44,139		Marathon Oil Corp	1,207,643
154		Tesoro Corp	2,028
24,702		Valero Energy Corp	534,551
		TOTAL PETROLEUM AND COAL PRODUCTS	30,771,581

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.00% **
81		Spectra Energy Corp	$1,275
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,275

PRIMARY METAL INDUSTRIES - 0.50%
15,099		Carpenter Technology Corp	310,133
14,213		Nucor Corp	656,641
7,991		Steel Dynamics, Inc	89,339
		TOTAL PRIMARY METAL INDUSTRIES	1,056,113

PRINTING AND PUBLISHING - 0.17%
1,205		Dun & Bradstreet Corp	93,026
1,321		EW Scripps Co (Class A)	2,919
10,999		Gannett Co, Inc	87,992
7,592		McGraw-Hill Cos, Inc	176,059
		TOTAL PRINTING AND PUBLISHING	359,996

RAILROAD TRANSPORTATION - 0.39%
17,438		Norfolk Southern Corp	820,458
		TOTAL RAILROAD TRANSPORTATION	820,458

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
447	*	Goodyear Tire & Rubber Co	2,669
6,530		Newell Rubbermaid, Inc	63,863
13,996		Sealed Air Corp	209,100
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	275,632

SECURITY AND COMMODITY BROKERS - 2.46%
21,060		Ameriprise Financial, Inc	491,962
745		CME Group, Inc	155,042
26,295	*	E*Trade Financial Corp	30,239
20,236		Goldman Sachs Group, Inc	1,707,716
22,474		Invesco Ltd	324,525
6,088	*	Investment Technology Group, Inc	138,319
106,082		Merrill Lynch & Co, Inc	1,234,794
1,187	*	MF Global Ltd	2,421
50,569		Morgan Stanley	811,127
612	*	Nasdaq Stock Market, Inc	15,123
13,728		Raymond James Financial, Inc	235,161
		TOTAL SECURITY AND COMMODITY BROKERS	5,146,429

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
2,024		3M Co	116,461
10,186	*	Owens-Illinois, Inc	278,383
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	394,844

TOBACCO PRODUCTS - 0.29%
24,519		Altria Group, Inc	369,257
5,289		Philip Morris International, Inc	230,124
		TOTAL TOBACCO PRODUCTS	599,381

TRANSPORTATION BY AIR - 0.85%
8,938	*	AMR Corp	95,368

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,150	*	Continental Airlines, Inc (Class B)	$129,129
3,807		Copa Holdings S.A. (Class A)	115,428
22,547	*	Delta Air Lines, Inc	258,389
9,740		FedEx Corp	624,821
65,244		Southwest Airlines Co	562,403
		TOTAL TRANSPORTATION BY AIR	1,785,538

TRANSPORTATION EQUIPMENT - 2.51%
28,766		Autoliv, Inc	617,319
1,423	*	Federal Mogul Corp (Class A)	6,019
79,818	*	Ford Motor Co	182,783
22,574		General Dynamics Corp	1,300,037
8,921		General Motors Corp	28,547
3,191		Genuine Parts Co	120,811
4,950		Honeywell International, Inc	162,509
27,009		Northrop Grumman Corp	1,216,485
6,879	*	Pactiv Corp	171,150
27,102		United Technologies Corp	1,452,667
		TOTAL TRANSPORTATION EQUIPMENT	5,258,327

TRANSPORTATION SERVICES - 0.02%
6,471	*	Interval Leisure Group, Inc	34,879
		TOTAL TRANSPORTATION SERVICES	34,879

WATER TRANSPORTATION - 0.04%
3,317		Carnival Corp	80,669
650		Royal Caribbean Cruises Ltd	8,938
		TOTAL WATER TRANSPORTATION	89,607

WHOLESALE TRADE-DURABLE GOODS - 0.37%
21,006	*	Arrow Electronics, Inc	395,753
7,395	*	Ingram Micro, Inc (Class A)	99,019
11,109		Reliance Steel & Aluminum Co	221,513
3,383	*	WESCO International, Inc	65,055
		TOTAL WHOLESALE TRADE-DURABLE GOODS	781,340

WHOLESALE TRADE-NONDURABLE GOODS - 0.14%
2,988		Airgas, Inc	116,502
7,148	*	Endo Pharmaceuticals Holdings, Inc	184,990
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	301,492

		TOTAL COMMON STOCKS	208,631,577
		(Cost $250,591,218)

		TOTAL INVESTMENTS - 99.61%	208,631,577
		(Cost $250,591,218)

		OTHER ASSETS & LIABILITIES, NET - 0.39%	814,018
		NET ASSETS - 100.00%	$209,445,595

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%

At December 31, 2008, the net unrealized depreciation on investment was $41,959,641, consisting of gross unrealized appreciation of $2,099,461 and gross unrealized depreciation of $44,059,102.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.26%

AMUSEMENT AND RECREATION SERVICES - 0.86%
4,592	*	Ticketmaster	$29,481
182,442		Walt Disney Co	4,139,609
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,169,090

APPAREL AND ACCESSORY STORES - 0.58%
12,033		American Eagle Outfitters, Inc	112,629
933	*	AnnTaylor Stores Corp	5,383
1,450		Cato Corp (Class A)	21,895
1,936	*	Charming Shoppes, Inc	4,724
7,029	*	Chico's FAS, Inc	29,381
8,780		Foot Locker, Inc	64,445
61,981		Gap, Inc	829,926
25,123	*	Kohl's Corp	909,452
36,565		Limited Brands, Inc	367,113
16,132		Nordstrom, Inc	214,717
1,000	*	Pacific Sunwear Of California, Inc	1,590
7,978		Ross Stores, Inc	237,186
1,873		Stage Stores, Inc	15,452
		TOTAL APPAREL AND ACCESSORY STORES	2,813,893

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
77		Columbia Sportswear Co	2,723
4,748		Liz Claiborne, Inc	12,345
3,977		Phillips-Van Heusen Corp	80,057
2,141		Polo Ralph Lauren Corp (Class A)	97,223
5,410		VF Corp	296,306
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	488,654

AUTO REPAIR, SERVICES AND PARKING - 0.03%
10,649	*	Hertz Global Holdings, Inc	53,990
1,721		Ryder System, Inc	66,741
2,319	*	Wright Express Corp	29,219
		TOTAL AUTO REPAIR, SERVICES AND PARKING	149,950

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
533		Advance Auto Parts	17,935
4,198	*	Autozone, Inc	585,495
8,078	*	Carmax, Inc	63,655
1,431	*	Copart, Inc	38,909
2,611	*	Rush Enterprises, Inc (Class A)	22,376
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	728,370

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.31%
2,067		Fastenal Co	72,035
174,442		Home Depot, Inc	4,015,655

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
106,737		Lowe's Cos, Inc	$2,296,980
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,384,670

BUSINESS SERVICES - 6.28%
24,436	*	3Com Corp	55,714
6,044	*	3D Systems Corp	47,989
626		Administaff, Inc	13,572
39,253	*	Adobe Systems, Inc	835,696
9,451	*	Akamai Technologies, Inc	142,616
4,793	*	Alliance Data Systems Corp	223,018
27,840	*	Art Technology Group, Inc	53,731
13,678	*	Autodesk, Inc	268,773
84,665		Automatic Data Processing, Inc	3,330,721
49	*	Avocent Corp	878
1,800	*	Blackboard, Inc	47,214
3,880	*	Blue Coat Systems, Inc	32,592
15,617	*	BMC Software, Inc	420,253
3,678	*	Bottomline Technologies, Inc	26,114
8,100	*	BPZ Energy, Inc	51,840
305		Brink's Co	8,198
305	*	Brink's Home Security Holdings, Inc	6,686
4,113	*	Cerner Corp	158,145
4,688	*	Ciber, Inc	22,549
9,958	*	Citrix Systems, Inc	234,710
9,284	*	Cogent, Inc	125,984
600		Cognex Corp	8,880
12,426	*	Compuware Corp	83,876
9,356	*	COMSYS IT Partners, Inc	20,957
253	*	CSG Systems International, Inc	4,420
6,181	*	Deltek, Inc	28,680
2,857		Deluxe Corp	42,741
6,173	*	DivX, Inc	32,285
8,537	*	DST Systems, Inc	324,235
12,740	*	Earthlink, Inc	86,122
69,659	*	eBay, Inc	972,440
196	*	Eclipsys Corp	2,781
17,860	*	Expedia, Inc	147,166
3,385		Fair Isaac Corp	57,071
149	*	Gartner, Inc	2,657
989	*	Gerber Scientific, Inc	5,054
10,431		Gevity HR, Inc	15,751
13,125	*	Google, Inc (Class A)	4,037,906
295	*	Hudson Highland Group, Inc	988
1,420	*	iGate Corp	9,244
17,479		IMS Health, Inc	264,982
11,824	*	Informatica Corp	162,344
42,677		Innovative Solutions & Support, Inc	168,574
1,537		Interactive Data Corp	37,902
5,595	*	Internap Network Services Corp	13,988
7,220	*	Interwoven, Inc	90,972
25,094	*	Intuit, Inc	596,986
400	*	inVentiv Health, Inc	4,616
3,346	*	Ipass, Inc	4,082
7,575	*	Iron Mountain, Inc	187,330

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,833		Jack Henry & Associates, Inc	$132,629
5,412	*	Lamar Advertising Co (Class A)	67,975
12,417	*	Lawson Software, Inc	58,857
2,066	*	Lionbridge Technologies	2,583
3,792	*	Liquidity Services, Inc	31,587
7,600	*	Magma Design Automation, Inc	7,752
3,059		Manpower, Inc	103,975
6,347		Marchex, Inc (Class B)	37,003
7,427	*	Mentor Graphics Corp	38,398
505,647		Microsoft Corp	9,829,777
5,413	*	ModusLink Global Solutions, Inc	15,644
60,232	*	MoneyGram International, Inc	60,834
8,481	*	Monster Worldwide, Inc	102,535
685	*	MPS Group, Inc	5,158
12,062	*	Network Equipment Technologies, Inc	34,739
22,052		NIC, Inc	101,439
39,569	*	Novell, Inc	153,923
12,134	*	Nuance Communications, Inc	125,708
41,300		Omnicom Group, Inc	1,111,796
1,800	*	Omniture, Inc	19,152
4,976	*	Parametric Technology Corp	62,946
2,100	*	PDF Solutions, Inc	3,024
1,100		QAD, Inc	4,609
17,622	*	Radisys Corp	97,450
8,052	*	RealNetworks, Inc	28,424
13,125	*	Red Hat, Inc	173,513
12,404		Robert Half International, Inc	258,251
8,479	*	S1 Corp	66,899
7,589	*	Salesforce.com, Inc	242,924
12,320	*	Sapient Corp	54,701
6,096	*	Smith Micro Software, Inc	33,894
3,590	*	SonicWALL, Inc	14,288
29,587	*	Sonus Networks, Inc	46,747
66,716	*	Sun Microsystems, Inc	254,855
2,900	*	Sybase, Inc	71,833
83,052	*	Symantec Corp	1,122,863
3,047	*	Synchronoss Technologies, Inc	32,481
4,149	*	SYNNEX Corp	47,008
1,481	*	TeleTech Holdings, Inc	12,366
21,975	*	TIBCO Software, Inc	114,050
8,903	*	TNS, Inc	83,599
23,422		Total System Services, Inc	327,908
2,880	*	TradeStation Group, Inc	18,576
3,040	*	Ultimate Software Group, Inc	44,384
5,036		United Online, Inc	30,569
5,055	*	Vasco Data Security International	52,218
457		Viad Corp	11,306
6,400	*	Vignette Corp	60,224
9,766	*	VirnetX Holding Corp	13,917
30,505		Visa, Inc (Class A)	1,599,987
		TOTAL BUSINESS SERVICES	30,549,301

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 14.81%
42,953		Air Products & Chemicals, Inc	$2,159,247
1,000		Alberto-Culver Co	24,510
3,462	*	Alexion Pharmaceuticals, Inc	125,290
12,000	*	Alexza Pharmaceuticals, Inc	38,040
2,038	*	Alkermes, Inc	21,705
93,478	*	Amgen, Inc	5,398,355
1,775	*	Arena Pharmaceuticals, Inc	7,402
828	*	Array Biopharma, Inc	3,353
2,400	*	Auxilium Pharmaceuticals, Inc	68,256
21,817		Avery Dennison Corp	714,070
26,693		Avon Products, Inc	641,433
675		Balchem Corp	16,814
5,113	*	Biodel, Inc	24,645
22,247	*	Biogen Idec, Inc	1,059,625
8,101	*	BioMarin Pharmaceuticals, Inc	144,198
7,264	*	BioMimetic Therapeutics, Inc	66,974
175,134		Bristol-Myers Squibb Co	4,071,866
4,139	*	Calgon Carbon Corp	63,575
2,700	*	Caraco Pharmaceutical Laboratories Ltd	15,984
3,549	*	Cell Genesys, Inc	781
1,130		Church & Dwight Co, Inc	63,416
8,007		Clorox Co	444,869
52,359		Colgate-Palmolive Co	3,588,686
3,345	*	Cypress Bioscience, Inc	22,880
9,570	*	Dendreon Corp	43,831
50,126	*	Durect Corp	169,927
35,895		Ecolab, Inc	1,261,709
101,906		Eli Lilly & Co	4,103,755
533		Estee Lauder Cos (Class A)	16,502
641	*	Facet Biotech Corp	6,147
49,121	*	Genentech, Inc	4,072,622
22,924	*	Genzyme Corp	1,521,466
3,741	*	Geron Corp	17,470
75,678	*	Gilead Sciences, Inc	3,870,173
10,266		H.B. Fuller Co	165,385
10,049	*	Human Genome Sciences, Inc	21,304
4,998	*	Idexx Laboratories, Inc	180,328
2,631	*	Immucor, Inc	69,932
2,774		Innophos Holdings, Inc	54,953
6,237	*	Inverness Medical Innovations, Inc	117,942
4,662	*	Life Technologies Corp	108,671
30,906	*	Javelin Pharmaceuticals, Inc	38,633
179,889		Johnson & Johnson	10,762,759
7,051		Lubrizol Corp	256,586
4,492	*	Medarex, Inc	25,065
2,930		Minerals Technologies, Inc	119,837
6,500		Nalco Holding Co	75,010
5,898	*	Neurocrine Biosciences, Inc	18,874
9,339	*	Noven Pharmaceuticals, Inc	102,729
419	*	OraSure Technologies, Inc	1,542
4,002	*	Par Pharmaceutical Cos, Inc	53,667
3,207		PDL BioPharma, Inc	19,819
11,032		Perrigo Co	356,444
3,248	*	Pharmasset, Inc	42,581
4,057	*	PharMerica Corp	63,573

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,525	*	Pozen, Inc	$48,006
19,911		PPG Industries, Inc	844,824
48,815		Praxair, Inc	2,897,658
13,186	*	Prestige Brands Holdings, Inc	139,112
189,916		Procter & Gamble Co	11,740,607
3,084	*	Progenics Pharmaceuticals, Inc	31,796
35,490		Rohm & Haas Co	2,192,927
10,125		RPM International, Inc	134,561
9,221	*	Salix Pharmaceuticals Ltd	81,421
114,322		Schering-Plough Corp	1,946,904
4,640		Sensient Technologies Corp	110,803
5,532	*	Sepracor, Inc	60,741
21,564		Sigma-Aldrich Corp	910,863
1,886	*	SuperGen, Inc	3,602
855	*	United Therapeutics Corp	53,480
2,641	*	USANA Health Sciences, Inc	90,428
5,465		Valspar Corp	98,862
4,030	*	Vertex Pharmaceuticals, Inc	122,431
106,260		Wyeth	3,985,813
9,828	*	Zymogenetics, Inc	29,484
		TOTAL CHEMICALS AND ALLIED PRODUCTS	72,049,533

COMMUNICATIONS - 4.51%
20,866		Alaska Communications Systems Group, Inc	195,723
43,805	*	American Tower Corp (Class A)	1,284,363
381	*	Anixter International, Inc	11,476
6,362	*	Brightpoint, Inc	27,675
13,372	*	Centennial Communications Corp (Class A)	107,778
2,500		CenturyTel, Inc	68,325
13,863	*	Cox Radio, Inc (Class A)	83,317
36,753	*	Crown Castle International Corp	646,118
76,904	*	DIRECTV Group, Inc	1,761,871
28,763		Embarq Corp	1,034,317
5,670		Entercom Communications Corp (Class A)	6,974
47,084	*	Entravision Communications Corp (Class A)	73,451
1,898	*	Equinix, Inc	100,955
51,197		Fairpoint Communications, Inc	167,926
107,461	*	FiberTower Corp	17,194
2,900		Fisher Communications, Inc	59,856
144,345		Frontier Communications Corp	1,261,575
50,906		Gray Television, Inc	20,362
1,711		Hearst-Argyle Television, Inc	10,369
12,781	*	IAC/InterActiveCorp	201,045
30,191	*	ICO Global Communications Holdings Ltd (Class A)	34,116
3,269	*	iPCS, Inc	22,425
9,251	*	Leap Wireless International, Inc	248,759
38,555	*	Liberty Global, Inc (Class A)	613,796
37,682	*	Liberty Media Corp - Capital (Series A)	177,482
71,892	*	Liberty Media Corp - Entertainment (Series A)	1,256,672
65,809	*	Liberty Media Holding Corp (Interactive A)	205,324
26,916	*	Lin TV Corp (Class A)	29,338
13,472	*	Mediacom Communications Corp (Class A)	57,930
16,988	*	MetroPCS Communications, Inc	252,272
2,408	*	NeuStar, Inc (Class A)	46,065

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,573	*	NII Holdings, Inc (Class B)	$246,757
3,739		NTELOS Holdings Corp	92,204
15,179		Scripps Networks Interactive (Class A)	333,938
209,825	*	Sprint Nextel Corp	383,980
13,691		SureWest Communications	156,351
2,435	*	Switch & Data Facilities Co, Inc	17,995
6,785	*	Syniverse Holdings, Inc	81,013
10,850	*	Terremark Worldwide, Inc	42,207
15,026	*	TerreStar Corp	6,010
47,123		Time Warner Cable, Inc (Class A)	1,010,788
13,375	*	TiVo, Inc	95,765
209,705		Verizon Communications, Inc	7,108,999
73,654	*	Viacom, Inc (Class B)	1,403,845
96,397		Windstream Corp	886,852
		TOTAL COMMUNICATIONS	21,951,553

DEPOSITORY INSTITUTIONS - 6.56%
1,100		Associated Banc-Corp	23,023
311,686		Bank of America Corp	4,388,538
2,210		Bank of Hawaii Corp	99,826
90,028		Bank of New York Mellon Corp	2,550,493
5,692		BankAtlantic Bancorp Inc (Class A)	33,014
71,746		BB&T Corp	1,970,145
4,050		City National Corp	197,235
11,900		Colonial Bancgroup, Inc	24,633
15,430		Comerica, Inc	306,286
81,157		Fifth Third Bancorp	670,357
15,877		First Horizon National Corp	167,824
1,300		First Midwest Bancorp, Inc	25,961
36,115	*	Flagstar Bancorp, Inc	25,642
2,850		Fulton Financial Corp	27,417
26,356		Hudson City Bancorp, Inc	420,642
52,830		Keycorp	450,112
13,034		M&T Bank Corp	748,282
27,618		Marshall & Ilsley Corp	376,710
5,056	*	Metavante Technologies, Inc	81,452
24,683		New York Community Bancorp, Inc	295,209
2,260		NewAlliance Bancshares, Inc	29,764
19,535		Northern Trust Corp	1,018,555
2,220		Old National Bancorp	40,315
3,430		People's United Financial, Inc	61,157
48,158		PNC Financial Services Group, Inc	2,359,742
10,833		Popular, Inc	55,898
6,460		Provident Financial Services, Inc	98,838
83,784		Regions Financial Corp	666,921
1,650		South Financial Group, Inc	7,128
51,686	*	Sovereign Bancorp, Inc	154,024
30,990		State Street Corp	1,218,837
47,853		SunTrust Banks, Inc	1,413,578
2,700	*	SVB Financial Group	70,821
16,641		Synovus Financial Corp	138,120
38,541		UCBH Holdings, Inc	265,162
166,957		US Bancorp	4,175,594
840		Washington Federal, Inc	12,566

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
650		Webster Financial Corp	$8,957
243,913		Wells Fargo & Co	7,190,554
2,527		Zions Bancorporation	61,937
		TOTAL DEPOSITORY INSTITUTIONS	31,931,269

EATING AND DRINKING PLACES - 1.36%
9,927	*	AFC Enterprises	46,558
1,289		Bob Evans Farms, Inc	26,334
15,857		Darden Restaurants, Inc	446,850
94,712		McDonald's Corp	5,890,139
700		O'Charleys, Inc	1,400
200	*	Ruby Tuesday, Inc	312
3,040	*	Sonic Corp	36,997
30,180		Wendy's/Arby's Group, Inc (Class A)	149,089
		TOTAL EATING AND DRINKING PLACES	6,597,679

EDUCATIONAL SERVICES - 0.02%
986	*	ITT Educational Services, Inc	93,650
		TOTAL EDUCATIONAL SERVICES	93,650

ELECTRIC, GAS, AND SANITARY SERVICES - 6.85%
78,473	*	AES Corp	646,618
22,435		AGL Resources, Inc	703,337
19,133		Alliant Energy Corp	558,301
16,694		Aqua America, Inc	343,729
22,179		Atmos Energy Corp	525,642
40,230		Avista Corp	779,657
18,183	*	Calpine Corp	132,372
35,080		Centerpoint Energy, Inc	442,710
5,970		Central Vermont Public Service Corp	142,444
3,626		CH Energy Group, Inc	186,340
27,510	*	Clean Energy Fuels Corp	166,160
44,943		Cleco Corp	1,026,049
64,961		Consolidated Edison, Inc	2,528,933
11,589		Crosstex Energy, Inc	45,197
27,960		Edison International	898,075
84,723		El Paso Corp	663,381
6,034		Energen Corp	176,977
34,190		FPL Group, Inc	1,720,783
48,530		Hawaiian Electric Industries, Inc	1,074,454
40,170		Idacorp, Inc	1,183,007
1,741		ITC Holdings Corp	76,047
4,043		Laclede Group, Inc	189,374
10,427		MGE Energy, Inc	344,091
33,133		National Fuel Gas Co	1,038,057
3,799		New Jersey Resources Corp	149,491
14,591		Nicor, Inc	506,891
106,945		NiSource, Inc	1,173,187
22,514		Northeast Utilities	541,687
3,520		Northwest Natural Gas Co	155,690
24,798	*	NRG Energy, Inc	578,537
17,816		NSTAR	650,106
65,332		OGE Energy Corp	1,684,259
16,994		Oneok, Inc	494,865

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
109,194		Pepco Holdings, Inc	$1,939,286
22,707		PG&E Corp	878,988
19,744		Piedmont Natural Gas Co, Inc	625,292
13,849		Pinnacle West Capital Corp	444,968
37,431		PPL Corp	1,148,757
33,831		Public Service Enterprise Group, Inc	986,850
35,780		Questar Corp	1,169,648
18,769		Resource America, Inc (Class A)	75,076
19,681		Sempra Energy	839,001
61,062		NV Energy, Inc	603,903
3,830		SJW Corp	114,670
9,530		South Jersey Industries, Inc	379,771
3,380		Southwest Gas Corp	85,244
62,482		TECO Energy, Inc	771,653
8,167		UGI Corp	199,438
3,854		UIL Holdings Corp	115,736
12,045		WGL Holdings, Inc	393,751
71,742		Williams Cos, Inc	1,038,824
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,337,304

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.45%
35,067	*	Adaptec, Inc	115,721
5,880	*	Advanced Energy Industries, Inc	58,506
42,010	*	Advanced Micro Devices, Inc	90,742
30,430		Ametek, Inc	919,289
2,880	*	Anadigics, Inc	4,262
5,600	*	Avnet, Inc	101,976
3,942		Baldor Electric Co	70,365
2,614	*	Benchmark Electronics, Inc	33,381
417,150	*	Cisco Systems, Inc	6,799,544
5,533	*	Conexant Systems, Inc	3,790
6,312	*	Cree, Inc	100,171
1,600		CTS Corp	8,816
2,800	*	Dolby Laboratories, Inc (Class A)	91,728
1,190	*	DTS, Inc	21,837
10,347		Eaton Corp	514,349
1,559	*	Energy Conversion Devices, Inc	39,302
3,735	*	Evergreen Solar, Inc	11,915
95,640	*	Finisar Corp	36,343
3,364	*	First Solar, Inc	464,097
3,111	*	FuelCell Energy, Inc	12,071
8,000	*	GrafTech International Ltd	66,560
1,329	*	Greatbatch, Inc	35,165
2,255		Harman International Industries, Inc	37,726
10,982	*	Harmonic, Inc	61,609
8,524	*	Hutchinson Technology, Inc	29,664
427,394		Intel Corp	6,265,595
2,905	*	InterDigital, Inc	79,888
1,497		Lincoln Electric Holdings, Inc	76,242
10,252	*	Loral Space & Communications, Inc	148,962
556		LSI Industries, Inc	3,820
45,978	*	LSI Logic Corp	151,268
3,944	*	Medis Technologies Ltd	1,775
57,443	*	Micron Technology, Inc	151,650

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,517	*	Microtune, Inc	$11,255
179,109		Motorola, Inc	793,453
23,597	*	NetApp, Inc	329,650
29,532	*	ON Semiconductor Corp	100,409
12,666	*	Oplink Communications, Inc	108,928
6,098		Plantronics, Inc	80,494
183	*	PLX Technology, Inc	315
7,221	*	Polycom, Inc	97,556
2,828	*	Power-One, Inc	3,365
13,411	*	Powerwave Technologies, Inc	6,706
8,908	*	QLogic Corp	119,724
130,220		Qualcomm, Inc	4,665,782
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	11,851
11,334	*	RF Micro Devices, Inc	8,841
11,454	*	Silicon Storage Technology, Inc	26,230
269,596	*	Sirius XM Radio, Inc	32,352
10,177	*	Skyworks Solutions, Inc	56,381
18,304	*	Spansion, Inc (Class A)	3,465
3,292	*	Sunpower Corp (Class A)	121,804
7,773	*	Sycamore Networks, Inc	20,909
23,453	*	Symmetricom, Inc	92,639
2,770	*	Synaptics, Inc	45,871
2,450	*	Tekelec	32,683
5,901		Teleflex, Inc	295,640
26,227	*	Tellabs, Inc	108,055
2,326	*	Tessera Technologies, Inc	27,633
125,754		Texas Instruments, Inc	1,951,701
7,817	*	Thomas & Betts Corp	187,764
19,288	*	Triquint Semiconductor, Inc	66,351
2,358	*	TTM Technologies, Inc	12,285
15,539	*	Utstarcom, Inc	28,747
13,011	*	Valence Technology, Inc	23,680
1,000		Vicor Corp	6,610
3,532	*	Volterra Semiconductor Corp	25,254
1,685		Whirlpool Corp	69,675
16,976		Xilinx, Inc	302,512
10,944	*	Zix Corp	13,023
1,396	*	Zoltek Cos, Inc	12,550
2,243	*	Zoran Corp	15,320
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,525,592

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
3,523	*	Amylin Pharmaceuticals, Inc	38,225
5,260	*	Ariad Pharmaceuticals, Inc	4,471
4,094	*	Celera Corp	45,566
24,553	*	Celgene Corp	1,357,289
805		Corporate Executive Board Co	17,758
908	*	CV Therapeutics, Inc	8,363
353	*	Gen-Probe, Inc	15,123
6,123	*	Hewitt Associates, Inc (Class A)	173,771
14,939	*	Incyte Corp	56,619
6,939	*	Isis Pharmaceuticals, Inc	98,395
400	*	Maxygen, Inc	3,568
1,000	*	Navigant Consulting, Inc	15,870

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
30,534		Paychex, Inc	$802,434
18,982		Quest Diagnostics, Inc	985,355
3,875	*	Regeneron Pharmaceuticals, Inc	71,145
79,922	*	Rentech, Inc	54,347
3,623	*	Savient Pharmaceuticals, Inc	20,977
19	*	Symyx Technologies, Inc	113
6,140	*	Tetra Tech, Inc	148,281
6,116	*	VCA Antech, Inc	121,586
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,039,256

FABRICATED METAL PRODUCTS - 0.84%
2,140		Aptargroup, Inc	75,414
14,582		Commercial Metals Co	173,088
837	*	Commercial Vehicle Group, Inc	778
5,878		Dynamic Materials Corp	113,504
2,918		Gulf Island Fabrication, Inc	42,048
82,735		Illinois Tool Works, Inc	2,899,862
1,400		Insteel Industries, Inc	15,806
4,570		Pentair, Inc	108,172
4,517		Quanex Building Products Corp	42,324
3,025		Snap-On, Inc	119,125
12,448		Stanley Works	424,477
1,496		Valmont Industries, Inc	91,795
		TOTAL FABRICATED METAL PRODUCTS	4,106,393

FOOD AND KINDRED PRODUCTS - 4.14%
33,827		Campbell Soup Co	1,015,148
700		Corn Products International, Inc	20,195
51,286		General Mills, Inc	3,115,625
40,975		H.J. Heinz Co	1,540,660
1,337	*	Hansen Natural Corp	44,830
21,085		Hershey Co	732,493
3,834		J.M. Smucker Co	166,242
55,374		Kellogg Co	2,428,150
140,487		Kraft Foods, Inc (Class A)	3,772,076
1,360		Lancaster Colony Corp	46,648
2,752		McCormick & Co, Inc	87,679
120,873		PepsiCo, Inc	6,620,213
221	*	Ralcorp Holdings, Inc	12,906
50,983		Sara Lee Corp	499,124
1,349		Tootsie Roll Industries, Inc	34,548
		TOTAL FOOD AND KINDRED PRODUCTS	20,136,537

FOOD STORES - 0.36%
16		Arden Group, Inc (Class A)	2,016
315	*	Great Atlantic & Pacific Tea Co, Inc	1,975
37,563		Safeway, Inc	892,872
66,391	*	Starbucks Corp	628,059
11,276		Supervalu, Inc	164,630
5,254		Whole Foods Market, Inc	49,598
		TOTAL FOOD STORES	1,739,150

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.13%
20,447		Weyerhaeuser Co	$625,883
		TOTAL FORESTRY	625,883
FURNITURE AND FIXTURES - 0.54%
1,540		Herman Miller, Inc	20,066
9,538		Hill-Rom Holdings, Inc	156,995
3,520		HNI Corp	55,757
86,377		Johnson Controls, Inc	1,568,607
3,856	*	Kinetic Concepts, Inc	73,958
13,932		Leggett & Platt, Inc	211,627
46,412		Masco Corp	516,566
1,069		Tempur-Pedic International, Inc	7,579
		TOTAL FURNITURE AND FIXTURES	2,611,155

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
17,825	*	Bed Bath & Beyond, Inc	453,112
21,647		Best Buy Co, Inc	608,498
3,890	*	GameStop Corp (Class A)	84,257
1,000	*	Pier 1 Imports, Inc	370
3,393		RadioShack Corp	40,512
1,505		Williams-Sonoma, Inc	11,829
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,198,578

GENERAL BUILDING CONTRACTORS - 0.08%
100	*	Amrep Corp	3,128
121	*	Avatar Holdings, Inc	3,209
7,710		Centex Corp	82,034
2,209	*	Hovnanian Enterprises, Inc (Class A)	3,799
7,815		Lennar Corp (Class A)	67,756
4,853		M/I Homes, Inc	51,151
391	*	Meritage Homes Corp	4,758
5,613	*	Standard-Pacific Corp	9,991
7,502	*	Toll Brothers, Inc	160,769
		TOTAL GENERAL BUILDING CONTRACTORS	386,595

GENERAL MERCHANDISE STORES - 1.46%
52,858		Costco Wholesale Corp	2,775,045
18,863		JC Penney Co, Inc	371,601
16,000		Macy's, Inc	165,600
457	*	Retail Ventures, Inc	1,586
85,224		Target Corp	2,942,785
42,116		TJX Cos, Inc	866,326
		TOTAL GENERAL MERCHANDISE STORES	7,122,943

HEALTH SERVICES - 0.41%
1,661	*	Amsurg Corp	38,768
1,680	*	Corvel Corp	36,926
4,317	*	Edwards Lifesciences Corp	237,220
15,297	*	Five Star Quality Care, Inc	23,404
3,186	*	Healthways, Inc	36,575
13,559	*	Laboratory Corp of America Holdings	873,336
7,760		LCA-Vision, Inc	31,894
1,890	*	LHC Group, Inc	68,040
6,899	*	LifePoint Hospitals, Inc	157,573
30,989	*	Nektar Therapeutics	172,299

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,226	*	Nighthawk Radiology Holdings, Inc	$30,258
3,812	*	Mednax, Inc	120,840
5,784	*	Psychiatric Solutions, Inc	161,084
		TOTAL HEALTH SERVICES	1,988,217

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
2,642	*	Comverge, Inc	12,946
11,576	*	Foster Wheeler Ltd	270,647
6,178	*	LB Foster Co (Class A)	193,248
2,100	*	Matrix Service Co	16,107
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	492,948

HOLDING AND OTHER INVESTMENT OFFICES - 1.81%
47,670		Annaly Mortgage Management, Inc	756,523
12,800		Anworth Mortgage Asset Corp	82,304
20,859		Ashford Hospitality Trust, Inc	23,988
4,217		AvalonBay Communities, Inc	255,466
7,767		Boston Properties, Inc	427,185
7,018		Capstead Mortgage Corp	75,584
2,455		Cherokee, Inc	42,594
21,706		Duke Realty Corp	237,898
40,651		Equity Residential	1,212,212
153		FelCor Lodging Trust, Inc	282
1,190		First Industrial Realty Trust, Inc	8,985
15,755		General Growth Properties, Inc	20,324
5,721		HCP, Inc	158,872
3,671		Health Care REIT, Inc	154,916
863		Highwoods Properties, Inc	23,612
3,683		Hospitality Properties Trust	54,766
39,131		Host Marriott Corp	296,222
14,102		HRPT Properties Trust	47,524
12,687		iStar Financial, Inc	28,292
24,276		Kimco Realty Corp	443,765
2,370		Lexington Corporate Properties Trust	11,850
5,753		Liberty Property Trust	131,341
610		Macerich Co	11,078
4,785		MFA Mortgage Investments, Inc	28,184
2,190		Mid-America Apartment Communities, Inc	81,380
101,407	*	NexCen Brands, Inc	11,297
32,157		NorthStar Realty Finance Corp	125,734
1,000		Post Properties, Inc	16,500
1,447		Potlatch Corp	37,636
20,499		Prologis	284,731
12,542		Public Storage, Inc	997,089
1,630		Regency Centers Corp	76,121
22,618		Simon Property Group, Inc	1,201,693
3,000		UDR, Inc	41,370
42,468		Virgin Media, Inc	211,915
12,848		Vornado Realty Trust	775,377
5,443		WABCO Holdings, Inc	85,945
15,111		Weingarten Realty Investors	312,647
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,793,202

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 0.26%
12,329		Choice Hotels International, Inc	$370,609
10,045	*	Gaylord Entertainment Co	108,888
18,705	*	Great Wolf Resorts, Inc	28,806
14,627	*	Lodgian, Inc	31,156
5,534		Marcus Corp	89,817
25,171		Marriott International, Inc (Class A)	489,575
9,171		Starwood Hotels & Resorts Worldwide, Inc	164,161
		TOTAL HOTELS AND OTHER LODGING PLACES	1,283,012

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.49%
7,890	*	AGCO Corp	186,125
2,612	*	Allis-Chalmers Energy, Inc	14,366
1,565		Ampco-Pittsburgh Corp	33,961
117,308		Applied Materials, Inc	1,188,330
1,445	*	Astec Industries, Inc	45,272
8,648	*	Axcelis Technologies, Inc	4,410
8,225		Black & Decker Corp	343,887
3,285		Briggs & Stratton Corp	57,783
40,588	*	Brocade Communications Systems, Inc	113,646
757		Cascade Corp	22,604
42,774		Caterpillar, Inc	1,910,715
1,693	*	Columbus McKinnon Corp	23,109
19,995	*	Cray, Inc	41,590
26,508		Cummins, Inc	708,559
55,898		Deere & Co	2,142,011
166,817	*	Dell, Inc	1,708,206
985		Donaldson Co, Inc	33,145
1,851	*	Dril-Quip, Inc	37,964
2,214	*	Emulex Corp	15,454
5,176	*	ENGlobal Corp	16,822
3,442	*	Entegris, Inc	7,538
12,192	*	FMC Technologies, Inc	290,535
400	*	Gardner Denver, Inc	9,336
8,635		Graco, Inc	204,909
180,842		Hewlett-Packard Co	6,562,756
15,553	*	Immersion Corp	91,607
12,464		Ingersoll-Rand Co Ltd (Class A)	216,250
1,629	*	Intermec, Inc	21,633
94,564		International Business Machines Corp	7,958,507
2,132	*	Intevac, Inc	10,809
2,007		John Bean Technologies Corp	16,397
7,399	*	Lam Research Corp	157,451
6,104	*	Lexmark International, Inc (Class A)	164,198
1,117		Lufkin Industries, Inc	38,537
9,926		Manitowoc Co, Inc	85,959
3,855		Modine Manufacturing Co	18,774
7,484		Nordson Corp	241,658
1,537	*	Oil States International, Inc	28,727
6,126		Pall Corp	174,162
21,762		Palm, Inc	66,809
27,271		Pitney Bowes, Inc	694,865
52,312	*	Quantum Corp	18,832
634	*	Rackable Systems, Inc	2,498
305		Sauer-Danfoss, Inc	2,669

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
58,223		Seagate Technology, Inc	$257,928
4,004	*	Semitool, Inc	12,212
4,222	*	Sigma Designs, Inc	40,109
7,783	*	STEC, Inc	33,156
2,438	*	Tecumseh Products Co	23,283
16,975		Tennant Co	261,415
3,540	*	Terex Corp	61,313
1,235	*	TurboChef Technologies, Inc	6,064
840	*	Ultratech, Inc	10,046
7,952	*	Varian Medical Systems, Inc	278,638
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,717,539

INSTRUMENTS AND RELATED PRODUCTS - 5.18%
3,204	*	Advanced Medical Optics, Inc	21,178
1,715	*	Affymetrix, Inc	5,128
31,151	*	Agilent Technologies, Inc	486,890
27,272		Allergan, Inc	1,099,607
377		Analogic Corp	10,285
8,290		Bard (C.R.), Inc	698,515
67,603		Baxter International, Inc	3,622,844
7,577		Beckman Coulter, Inc	332,933
33,274		Becton Dickinson & Co	2,275,609
3,850	*	Bruker BioSciences Corp	15,554
7,400	*	Cardiac Science Corp	55,500
7,236	*	Cepheid, Inc	75,110
24,622		Danaher Corp	1,393,851
13,149		Dentsply International, Inc	371,328
101,700		Emerson Electric Co	3,723,236
6,721	*	Flir Systems, Inc	206,200
1,953	*	Formfactor, Inc	28,514
12,251		Garmin Ltd	234,852
9,738		Hillenbrand, Inc	162,430
17,480	*	Hologic, Inc	228,464
4,082	*	Illumina, Inc	106,336
2,798	*	Intuitive Surgical, Inc	355,318
11,291	*	ION Geophysical Corp	38,728
350	*	Itron, Inc	22,309
3,346	*	Ixia	19,340
82	*	L-1 Identity Solutions, Inc	553
4,280	*	LTX-Credence Corp	1,156
107,586		Medtronic, Inc	3,380,352
4,868	*	Millipore Corp	250,799
1,550	*	MKS Instruments, Inc	22,925
2,280		Movado Group, Inc	21,409
3,400	*	Natus Medical, Inc	44,030
606	*	OYO Geospace Corp	10,587
381	*	Resmed, Inc	14,280
5,600		Rockwell Automation, Inc	180,544
610	*	Rofin-Sinar Technologies, Inc	12,554
3,613		Roper Industries, Inc	156,840
29,011	*	St. Jude Medical, Inc	956,203
4,870		STERIS Corp	116,344
33,008		Stryker Corp	1,318,670
1,367		Techne Corp	88,199

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
31,925	*	Thermo Electron Corp	$1,087,685
5,318	*	Trimble Navigation Ltd	114,922
11,676	*	Vivus, Inc	62,116
6,085	*	Waters Corp	223,015
89,642		Xerox Corp	714,447
20,048	*	Zimmer Holdings, Inc	810,340
800	*	Zygo Corp	5,528
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,183,557

INSURANCE AGENTS, BROKERS AND SERVICE - 0.50%
30,059		AON Corp	1,373,095
25,878	*	Crawford & Co (Class B)	376,266
40,691		Hartford Financial Services Group, Inc	668,146
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,417,507

INSURANCE CARRIERS - 4.96%
51,921		Aetna, Inc	1,479,749
72,793		Aflac, Inc	3,336,831
71	*	Alleghany Corp	20,022
12,779		Ambac Financial Group, Inc	16,613
510		American Physicians Capital, Inc	24,531
2,300	*	Arch Capital Group Ltd	161,230
17,464		Aspen Insurance Holdings Ltd	423,502
12,151		Assurant, Inc	364,530
1,192	*	Catalyst Health Solutions, Inc	29,025
3,465	*	Centene Corp	68,295
64,708		Chubb Corp	3,300,108
45,732		Cincinnati Financial Corp	1,329,429
6,428		Endurance Specialty Holdings Ltd	196,247
3,675		Erie Indemnity Co (Class A)	138,290
41,261		Genworth Financial, Inc (Class A)	116,769
2,617		Hanover Insurance Group, Inc	112,452
15,075	*	Humana, Inc	561,996
16,591	*	Leucadia National Corp	328,502
42,142		Lincoln National Corp	793,955
613	*	Markel Corp	183,287
13,693	*	MBIA, Inc	55,731
6,699		MGIC Investment Corp	23,313
3,411	*	Molina Healthcare, Inc	60,068
15,400		Montpelier Re Holdings Ltd	258,566
7,400		Nationwide Financial Services, Inc (Class A)	386,354
1,407		Odyssey Re Holdings Corp	72,897
8,974		Phoenix Cos, Inc	29,345
6,700		Platinum Underwriters Holdings Ltd	241,736
3,089		PMI Group, Inc	6,024
37,089		Principal Financial Group	837,099
87,215		Progressive Corp	1,291,654
5,385		Protective Life Corp	77,275
3,750		Radian Group, Inc	13,800
381		Stancorp Financial Group, Inc	15,914
1,100		Tower Group, Inc	31,031
82,325		Travelers Cos, Inc	3,721,089
2,930		Unitrin, Inc	46,704
29,639		UnumProvident Corp	551,285

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,692		W.R. Berkley Corp	$424,452
69,879	*	WellPoint, Inc	2,944,002
20,989		XL Capital Ltd (Class A)	77,659
		TOTAL INSURANCE CARRIERS	24,151,361

LEATHER AND LEATHER PRODUCTS - 0.12%
24,412	*	Coach, Inc	507,038
2,309		Weyco Group, Inc	76,312
		TOTAL LEATHER AND LEATHER PRODUCTS	583,350

LEGAL SERVICES - 0.02%
2,433	*	FTI Consulting, Inc	108,706
		TOTAL LEGAL SERVICES	108,706

LUMBER AND WOOD PRODUCTS - 0.00%**
6,717	*	Champion Enterprises, Inc	3,762
300		Skyline Corp	5,997
		TOTAL LUMBER AND WOOD PRODUCTS	9,759

METAL MINING - 0.22%
16,494	*	Allied Nevada Gold Corp	83,460
2,358	*	Rosetta Resources, Inc	16,695
20,108		Royal Gold, Inc	989,514
		TOTAL METAL MINING	1,089,669

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
6,500		Armstrong World Industries, Inc	140,530
3,340		Callaway Golf Co	31,029
1,145		Daktronics, Inc	10,717
63,700		Mattel, Inc	1,019,200
390	*	Nautilus, Inc	862
25,378		Tyco International Ltd	548,165
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,750,503

MISCELLANEOUS RETAIL - 1.58%
20,280	*	Amazon.com, Inc	1,039,958
658	*	Coldwater Creek, Inc	1,875
97,164		CVS Corp	2,792,493
1,162	*	Dollar Tree, Inc	48,572
5,064	*	GSI Commerce, Inc	53,273
17,401	*	Hibbett Sports, Inc	273,370
4,592	*	HSN, Inc	33,384
315		Nutri/System, Inc	4,596
12,229	*	Office Depot, Inc	36,442
930	*	Overstock.com, Inc	10,025
3,900		Petsmart, Inc	71,955
1,714	*	Priceline.com, Inc	126,236
52,225		Staples, Inc	935,872
2,200		Systemax, Inc	23,694
5,547		Tiffany & Co	131,076
85,062		Walgreen Co	2,098,480
		TOTAL MISCELLANEOUS RETAIL	7,681,301

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.91%
1,457	*	Avid Technology, Inc	$15,896
11,708	*	Discovery Communications, Inc (Class A)	165,785
9,208	*	Discovery Communications, Inc (Class C)	123,295
6,671	*	DreamWorks Animation SKG, Inc (Class A)	168,509
3,481		Regal Entertainment Group (Class A)	35,541
381,687		Time Warner, Inc	3,839,772
7,584	*	tw telecom inc (Class A)	64,236
		TOTAL MOTION PICTURES	4,413,034

NONDEPOSITORY INSTITUTIONS - 0.96%
118,619		American Express Co	2,200,381
14,309	*	AmeriCredit Corp	109,321
36,980		Capital One Financial Corp	1,179,292
9,196		CapitalSource, Inc	42,486
44,890		CIT Group, Inc	203,801
42,722		Discover Financial Services	407,141
7,700		Federal Agricultural Mortgage Corp (Class C)	26,950
29,486	*	Guaranty Financial Group, Inc	76,958
35,105		Medallion Financial Corp	267,851
20,027	*	NewStar Financial, Inc	79,908
1,600	*	PHH Corp	20,368
2,690	*	thinkorswim Group, Inc	15,118
1,293	*	World Acceptance Corp	25,550
		TOTAL NONDEPOSITORY INSTITUTIONS	4,655,125

NONMETALLIC MINERALS, EXCEPT FUELS - 0.30%
17,673		AMCOL International Corp	370,249
920		Compass Minerals International, Inc	53,967
14,639		Vulcan Materials Co	1,018,582
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,442,798

OIL AND GAS EXTRACTION - 5.53%
43,396		Apache Corp	3,234,304
6,267		Atlas America, Inc	93,065
2,516	*	ATP Oil & Gas Corp	14,719
580	*	Atwood Oceanics, Inc	8,862
7,854		Berry Petroleum Co (Class A)	59,376
3,340	*	Bronco Drilling Co, Inc	21,576
14,300		Cabot Oil & Gas Corp	371,800
19,952	*	Callon Petroleum Co	51,875
16,322	*	Cameron International Corp	334,601
837	*	Carrizo Oil & Gas, Inc	13,476
7,781	*	Cheniere Energy, Inc	22,176
59,846		Chesapeake Energy Corp	967,710
12,207		Cimarex Energy Co	326,903
4,430	*	Complete Production Services, Inc	36,105
6,324	*	Contango Oil & Gas Co	356,041
500	*	Dawson Geophysical Co	8,905
7,019	*	Delta Petroleum Corp	33,410
50,524	*	Denbury Resources, Inc	551,722
51,527		Devon Energy Corp	3,385,839
4,054	*	Edge Petroleum Corp	645
6,070	*	Encore Acquisition Co	154,906
22,067		ENSCO International, Inc	626,482

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
34,961		EOG Resources, Inc	$2,327,703
47,754		Equitable Resources, Inc	1,602,147
2,270	*	EXCO Resources, Inc	20,566
1,383	*	Exterran Holdings, Inc	29,458
3,700	*	Geokinetics, Inc	9,139
8,200	*	Geomet, Inc	14,104
19,415	*	Global Industries Ltd	67,758
2,553	*	GMX Resources, Inc	64,642
7,631	*	Goodrich Petroleum Corp	228,548
9,767	*	Helix Energy Solutions Group, Inc	70,713
20,233		Helmerich & Payne, Inc	460,301
3,600	*	Hercules Offshore, Inc	17,100
13,952	*	McMoRan Exploration Co	136,730
50,009	*	Meridian Resource Corp	28,505
18,835	*	Nabors Industries Ltd	225,455
42,291	*	National Oilwell Varco, Inc	1,033,592
13,582	*	Newfield Exploration Co	268,245
20,600		Noble Corp	455,054
37,259		Noble Energy, Inc	1,833,888
1,457	*	Oceaneering International, Inc	42,457
3,912	*	Parallel Petroleum Corp	7,863
14,600	*	Parker Drilling Co	42,340
36,690	*	PetroHawk Energy Corp	573,465
4,226	*	Petroleum Development Corp	101,720
8,683	*	Petroquest Energy, Inc	58,697
13,000	*	Pioneer Drilling Co	72,410
20,823		Pioneer Natural Resources Co	336,916
23,481	*	Plains Exploration & Production Co	545,698
3,576		Precision Drilling Trust	30,004
22,319	*	Pride International, Inc	356,658
15,710	*	Quicksilver Resources, Inc	87,505
12,294		Range Resources Corp	422,791
2,430		RPC, Inc	23,717
21,267		Smith International, Inc	486,802
17,638	*	Southwestern Energy Co	510,973
10,178		St. Mary Land & Exploration Co	206,715
3,305	*	Stone Energy Corp	36,421
46,321	*	Sulphco, Inc	43,542
1,765	*	Superior Energy Services	28,116
8,166	*	Swift Energy Co	137,270
7,665	*	Toreador Resources Corp	42,081
7,017	*	TXCO Resources, Inc	10,455
5,213	*	Unit Corp	139,291
7,260	*	Venoco, Inc	19,675
10,198		W&T Offshore, Inc	146,035
1,141	*	Warren Resources, Inc	2,271
24,978	*	Weatherford International Ltd	270,262
6,141	*	Whiting Petroleum Corp	205,478
66,320		XTO Energy, Inc	2,339,106
		TOTAL OIL AND GAS EXTRACTION	26,894,880

PAPER AND ALLIED PRODUCTS - 0.92%
11,256		Bemis Co	266,542
6,951	*	Buckeye Technologies, Inc	25,302

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
22,095	*	Domtar Corporation	$36,899
2,230		Glatfelter	20,739
32,340		International Paper Co	381,612
51,893		Kimberly-Clark Corp	2,736,836
37,921		MeadWestvaco Corp	424,336
8,748		Packaging Corp of America	117,748
2,117		Rock-Tenn Co (Class A)	72,359
108	*	Smurfit-Stone Container Corp	28
13,715		Sonoco Products Co	317,639
9,950		Temple-Inland, Inc	47,760
1,674		Wausau Paper Corp	19,151
		TOTAL PAPER AND ALLIED PRODUCTS	4,466,951

PERSONAL SERVICES - 0.03%
5,300		Regis Corp	77,009
1,350		Unifirst Corp	40,082
1,105		Weight Watchers International, Inc	32,509
		TOTAL PERSONAL SERVICES	149,600

PETROLEUM AND COAL PRODUCTS - 1.18%
8,741		Alon USA Energy, Inc	79,980
2,550		Ashland, Inc	26,801
32,968		Hess Corp	1,768,403
32,916		Murphy Oil Corp	1,459,825
20,494		Sunoco, Inc	890,669
64,611		Valero Energy Corp	1,398,182
16,038		Western Refining, Inc	124,455
		TOTAL PETROLEUM AND COAL PRODUCTS	5,748,315

PIPELINES, EXCEPT NATURAL GAS - 0.35%
107,100		Spectra Energy Corp	1,685,754
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,685,754

PRIMARY METAL INDUSTRIES - 1.16%
43,402		Alcoa, Inc	488,707
4,582		Allegheny Technologies, Inc	116,978
10,959	*	Century Aluminum Co	109,590
121,114		Corning, Inc	1,154,216
457		Encore Wire Corp	8,665
7,633		Gibraltar Industries, Inc	91,138
6,106		Hubbell, Inc (Class B)	199,544
41,288		Nucor Corp	1,907,505
4,390		Olympic Steel, Inc	89,424
25,660		Steel Dynamics, Inc	286,879
8,610		Tredegar Corp	156,530
17,239		United States Steel Corp	641,291
33,493		Worthington Industries, Inc	369,093
		TOTAL PRIMARY METAL INDUSTRIES	5,619,560

PRINTING AND PUBLISHING - 0.45%
761	*	ACCO Brands Corp	2,625
8,499		Dun & Bradstreet Corp	656,122
4,693		EW Scripps Co (Class A)	10,372
4,867		Harte-Hanks, Inc	30,370

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,520		John Wiley & Sons, Inc (Class A)	$54,082
37,527		Journal Communications, Inc (Class A)	91,941
1,890		Lee Enterprises, Inc	775
4,910		Meredith Corp	84,059
28,235		New York Times Co (Class A)	206,963
26,796	*	R.H. Donnelley Corp	9,915
9,860		R.R. Donnelley & Sons Co	133,899
13,835		Standard Register Co	123,547
2,049		Washington Post Co (Class B)	799,621
		TOTAL PRINTING AND PUBLISHING	2,204,291

RAILROAD TRANSPORTATION - 0.96%
52,838		CSX Corp	1,715,650
533	*	Genesee & Wyoming, Inc (Class A)	16,257
9,187	*	Kansas City Southern Industries, Inc	175,012
58,518		Norfolk Southern Corp	2,753,272
		TOTAL RAILROAD TRANSPORTATION	4,660,191

REAL ESTATE - 0.02%
8,458	*	CB Richard Ellis Group, Inc (Class A)	36,539
1,693		Forest City Enterprises, Inc (Class A)	11,343
1,916	*	Forestar Real Estate Group, Inc	18,240
229		Jones Lang LaSalle, Inc	6,343
7,397		Stewart Enterprises, Inc (Class A)	22,265
		TOTAL REAL ESTATE	94,730

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.62%
190	*	Deckers Outdoor Corp	15,175
55,356		Nike, Inc (Class B)	2,823,156
7,390		Sealed Air Corp	110,407
1,937		Spartech Corp	12,126
3,250		Tupperware Corp	73,775
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,034,639

SECURITY AND COMMODITY BROKERS - 2.45%
14,932		Ameriprise Financial, Inc	348,812
4,210		BlackRock, Inc	564,772
12,886		Broadridge Financial Solutions, Inc	161,590
84,907		Charles Schwab Corp	1,372,947
4,031		CME Group, Inc	838,891
7,612	*	Duff & Phelps Corp (Class A)	145,541
3,933		Eaton Vance Corp	82,632
7,070		Evercore Partners, Inc (Class A)	88,304
5,716		Federated Investors, Inc (Class B)	96,943
28,897		Franklin Resources, Inc	1,843,052
34,831		Goldman Sachs Group, Inc	2,939,389
4,101	*	IntercontinentalExchange, Inc	338,086
46,692		Invesco Ltd	674,232
153	*	Investment Technology Group, Inc	3,476
47,687	*	Ladenburg Thalmann Financial Services, Inc	34,335
8,256		Lazard Ltd (Class A)	245,533
11,211		Legg Mason, Inc	245,633
10,870	*	Nasdaq Stock Market, Inc	268,598
20,528		NYSE Euronext	562,057

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
12,086		SEI Investments Co	$189,871
24,417		T Rowe Price Group, Inc	865,338
5,097		US Global Investors, Inc (Class A)	24,924
		TOTAL SECURITY AND COMMODITY BROKERS	11,934,956

SOCIAL SERVICES - 0.01%
9,200	*	Capital Senior Living Corp	27,416
		TOTAL SOCIAL SERVICES	27,416

SPECIAL TRADE CONTRACTORS - 0.06%
1,500		Chemed Corp	59,655
1,785	*	Layne Christensen Co	42,858
10,466	*	Quanta Services, Inc	207,227
		TOTAL SPECIAL TRADE CONTRACTORS	309,740

STONE, CLAY, AND GLASS PRODUCTS - 0.96%
72,569		3M Co	4,175,620
241		Apogee Enterprises, Inc	2,497
980	*	Cabot Microelectronics Corp	25,549
2,629		CARBO Ceramics, Inc	93,408
4,165		Eagle Materials, Inc	76,678
9,576		Gentex Corp	84,556
4,200	*	Owens Corning, Inc	72,660
5,300	*	Owens-Illinois, Inc	144,849
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,675,817

TEXTILE MILL PRODUCTS - 0.02%
1,929	*	Mohawk Industries, Inc	82,889
1,400		Oxford Industries, Inc	12,278
		TOTAL TEXTILE MILL PRODUCTS	95,167

TRANSPORTATION BY AIR - 0.99%
1,560	*	Air Methods Corp	24,944
58,073	*	Airtran Holdings, Inc	257,844
13,648	*	Continental Airlines, Inc (Class B)	246,483
41,100	*	Delta Air Lines, Inc	471,006
10,270	*	ExpressJet Holdings, Inc	17,459
33,995		FedEx Corp	2,180,780
62,378	*	JetBlue Airways Corp	442,884
800	*	PHI, Inc	11,208
4,790		Skywest, Inc	89,094
89,172		Southwest Airlines Co	768,663
28,623		UAL Corp	315,425
		TOTAL TRANSPORTATION BY AIR	4,825,790

TRANSPORTATION EQUIPMENT - 0.77%
5,056		American Axle & Manufacturing Holdings, Inc	14,612
6,501		ArvinMeritor, Inc	18,528
381	*	ATC Technology Corp	5,574
32,792	*	BE Aerospace, Inc	252,170
429		Federal Signal Corp	3,522
1,482	*	Fuel Systems Solutions, Inc	48,550
30,258		Genuine Parts Co	1,145,567
27,603		Harley-Davidson, Inc	468,423

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,170		Harsco Corp	$364,546
12,100	*	Hayes Lemmerz International, Inc	5,445
1,838		Noble International Ltd	809
28,066		Paccar, Inc	802,688
26,035	*	Spirit Aerosystems Holdings, Inc (Class A)	264,776
6,160		Superior Industries International, Inc	64,803
14,452	*	Tenneco, Inc	42,633
20,499	*	Visteon Corp	7,175
5,465		Westinghouse Air Brake Technologies Corp	217,234
		TOTAL TRANSPORTATION EQUIPMENT	3,727,055

TRANSPORTATION SERVICES - 0.07%
3,063		CH Robinson Worldwide, Inc	168,556
3,054		Expeditors International Washington, Inc	101,607
4,592	*	Interval Leisure Group, Inc	24,751
10,076	*	Orbitz Worldwide, Inc	39,095
		TOTAL TRANSPORTATION SERVICES	334,009

TRUCKING AND WAREHOUSING - 0.85%
75,310		United Parcel Service, Inc (Class B)	4,154,100
		TOTAL TRUCKING AND WAREHOUSING	4,154,100

WATER TRANSPORTATION - 0.07%
2,390		Alexander & Baldwin, Inc	59,893
7,749	*	Gulfmark Offshore, Inc	184,350
5,913	*	Hornbeck Offshore Services, Inc	96,618
		TOTAL WATER TRANSPORTATION	340,861

WHOLESALE TRADE-DURABLE GOODS - 0.51%
17,314		Agilysys, Inc	74,277
16,600		Barnes Group, Inc	240,700
7,740		BorgWarner, Inc	168,500
6,116		Castle (A.M.) & Co	66,236
8,120	*	Chindex International, Inc	64,554
1,153		Martin Marietta Materials, Inc	111,933
1,841	*	MWI Veterinary Supply, Inc	49,633
890		Owens & Minor, Inc	33,509
10,810	*	Patterson Cos, Inc	202,688
18,364		Reliance Steel & Aluminum Co	366,178
153	*	Tech Data Corp	2,730
2,050	*	Tyler Technologies, Inc	24,559
12,982		W.W. Grainger, Inc	1,023,500
2,443	*	WESCO International, Inc	46,979
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,475,976

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
681		Airgas, Inc	26,552
6,350	*	Akorn, Inc	14,605
8,761		Allscripts Healthcare Solutions, Inc	86,909
413	*	Clearwater Paper Corp	3,465
1,522	*	Dean Foods Co	27,350
10,320	*	Endo Pharmaceuticals Holdings, Inc	267,082
2,457	*	Henry Schein, Inc	90,147
11,500		Herbalife Ltd	249,320

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300		Men's Wearhouse, Inc	$4,062
1,817		Nash Finch Co	81,565
2,716		Spartan Stores, Inc	63,147
88,176		Sysco Corp	2,022,758
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,936,962

		TOTAL COMMON STOCKS	482,895,346
		(Cost $676,621,384)

		TOTAL INVESTMENTS - 99.26%	482,895,346
		(Cost $676,621,384)

		OTHER ASSETS & LIABILITIES, NET - (0.74)%	3,620,620

		NET ASSETS - 100.00%	$486,515,966

		The following abbreviations are used in portfolio description:
		REIT -Real Estate Investment Trust

	*	Non-income producing
	**	Percentage represents less than 0.01%.

		At December 31, 2008, the net unrealized depreciation on investment was $193,726,039, consisting
		of gross unrealized appreciation of $10,496,324 and gross unrealized depreciation of $204,222,363.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.44%

HOLDING AND OTHER INVESTMENT OFFICES - 96.90%
63,700		Acadia Realty Trust	$908,999
4,000		Alexander's, Inc	1,019,600
86,500		Alexandria Real Estate Equities, Inc	5,219,410
215,000		AMB Property Corp	5,035,300
144,000		American Campus Communities, Inc	2,949,120
115,782		Apartment Investment & Management Co (Class A)	1,337,282
30,000		Associated Estates Realty Corp	273,900
193,000		AvalonBay Communities, Inc	11,691,940
183,000		BioMed Realty Trust, Inc	2,144,760
274,000		Boston Properties, Inc	15,070,000
100,000		Brandywine Realty Trust	771,000
97,000		BRE Properties, Inc (Class A)	2,714,060
88,000		Camden Property Trust	2,757,920
115,000		Corporate Office Properties Trust	3,530,500
90,000		Cousins Properties, Inc	1,246,500
500,000		DCT Industrial Trust, Inc	2,530,000
259,000		Developers Diversified Realty Corp	1,263,920
210,000		DiamondRock Hospitality Co	1,064,700
118,100		Digital Realty Trust, Inc	3,879,585
205,000		Douglas Emmett, Inc	2,677,300
296,399		Duke Realty Corp	3,248,533
123,000		EastGroup Properties, Inc	4,376,340
48,000		Equity Lifestyle Properties, Inc	1,841,280
531,000		Equity Residential	15,834,420
83,800		Essex Property Trust, Inc	6,431,650
133,000		Extra Space Storage, Inc	1,372,560
165,000		Federal Realty Investment Trust	10,243,200
123,500		Gramercy Capital Corp	158,080
140,000	g,m,v*	GSC Capital Corp	0
562,000		HCP, Inc	15,606,740
234,734		Health Care REIT, Inc	9,905,775
127,000		Healthcare Realty Trust, Inc	2,981,960
111,000		Highwoods Properties, Inc	3,036,960
70,000		Home Properties, Inc	2,842,000
250,000		Hospitality Properties Trust	3,717,500
1,309,000		Host Marriott Corp	9,909,130
180,000		HRPT Properties Trust	606,600
28,000		Inland Real Estate Corp	363,440
150,000		iShares Cohen & Steers Realty Majors Index Fund	6,627,000
360,000		iShares Dow Jones US Real Estate Index Fund	13,402,800
80,000		Kilroy Realty Corp	2,676,800
422,000		Kimco Realty Corp	7,714,160
184,000		Liberty Property Trust	4,200,720
154,000		Macerich Co	2,796,640

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
147,000		Mack-Cali Realty Corp	$3,601,500
80,000	*	Maguire Properties, Inc	116,800
60,500		Mid-America Apartment Communities, Inc	2,248,180
568,038		Mission West Properties, Inc	4,345,491
218,000		Nationwide Health Properties, Inc	6,260,960
132,600		Post Properties, Inc	2,187,900
720,000		Prologis	10,000,800
276,600		Public Storage, Inc	21,989,700
127,000		Regency Centers Corp	5,930,900
10,000		Saul Centers, Inc	395,000
255,000		Senior Housing Properties Trust	4,569,600
524,500		Simon Property Group, Inc	27,866,684
154,000		SL Green Realty Corp	3,988,600
20,000		Sovran Self Storage, Inc	720,000
70,000		Tanger Factory Outlet Centers, Inc	2,633,400
143,900		Taubman Centers, Inc	3,663,694
361,292		UDR, Inc	4,982,217
100,000		U-Store-It Trust	445,000
327,000		Ventas, Inc	10,977,390
332,000		Vornado Realty Trust	20,036,200
70,000		Washington Real Estate Investment Trust	1,981,000
110,000		Weingarten Realty Investors	2,275,900
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	339,197,000

NONDEPOSITORY INSTITUTIONS - 0.00%**
211,200	g,m,v*	People's Choice Financial Corp	0
		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 1.54%
482,800		Brookfield Properties Co	3,732,044
120,000		Forest City Enterprises, Inc (Class A)	804,000
322,000		Thomas Properties Group, Inc	833,980
		TOTAL REAL ESTATE	5,370,024

		TOTAL COMMON STOCKS	344,567,024
		(Cost $517,219,570)

		TOTAL INVESTMENTS - 98.44%	344,567,024
		(Cost $517,219,570)

		OTHER ASSETS & LIABILITIES, NET - 1.56%	5,470,061

		NET ASSETS - 100.00%	$350,037,085

TIAA-CREF FUNDS - Real Estate Securities Fund

The following abbreviations are used in portfolio description:
REIT-Real Estate Investment Trust

*	Non-income producing
**	Percentage represents less than 0.01%.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December
31, 2008 the value of these securities amounted to $0 or 0.00% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Represents fair value as determined in good faith under procedures approved by the Board of
Trustees. The value of these securities amounted to $0 which represents 0.00% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $172,652,546, consisting of gross unrealized appreciation of $6,855,465 and gross unrealized depreciation of
$179,508,011.

TIAA-CREF FUNDS - Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND (formerly MANAGED ALLOCATION FUND II)
SCHEDULE OF INVESTMENTS (unaudited)
DECEMEBER 31, 2008

SHARES		COMPANY	VALUE
TIAA-CREF FUNDS - 100.09% (a)
18,160,711		TIAA-CREF Bond Plus Fund	$169,257,831
4,621,990		TIAA-CREF Enhanced International Equity Index Fund	24,820,087
4,927,139		TIAA-CREF Enhanced Large-Cap Growth Index Fund	30,351,175
4,612,555		TIAA-CREF Enhanced Large-Cap Value Index Fund	28,551,716
2,097,841		TIAA-CREF Growth & Income Fund	13,635,967
5,243,430		TIAA-CREF International Equity Fund	33,557,950
5,870,154		TIAA-CREF Large-Cap Value Fund	50,894,233
8,309,784		TIAA-CREF Large-Cap Growth Fund	56,506,532
128,456		TIAA-CREF Mid-Cap Growth Fund	1,306,400
123,399		TIAA-CREF Mid-Cap Value Fund	1,300,624
5,136		TIAA-CREF Short-Term Bond Fund	50,844
1,789,369		TIAA-CREF Small-Cap Equity Fund	16,175,898
		TOTAL TIAA-CREF FUNDS	426,409,257
		(Cost $539,178,631)

		TOTAL INVESTMENTS - 100.09%	426,409,257
		(Cost $539,178,631)

		OTHER ASSETS & LIABILITIES, NET - (0.09%)	(388,677)

		NET ASSETS - 100.00%	$426,020,580

	(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

		At December 31, 2008, the net unrealized depreciation on investment was $112,769,374, consisting
		of gross unrealized appreciation of $0 and gross unrealized depreciation of $112,769,374.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 89.01%

CORPORATE BONDS - 20.19%

AMUSEMENT AND RECREATION SERVICES - 0.25%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,570,248
1,250,000		Walt Disney Co	4.700	12/01/12	A2	1,286,478
1,500,000		Walt Disney Co	4.500	12/15/13	A2	1,509,896
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,366,622

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
400,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	360,000
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				360,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
1,250,000		Home Depot, Inc	5.250	12/16/13	Baa1	1,167,246
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,402,363
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,569,609

BUSINESS SERVICES - 0.14%
670,000		Daimler Finance North America LLC	5.875	03/15/11	A3	584,241
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,140,127
825,000		Oracle Corp	4.950	04/15/13	A2	850,560
		TOTAL BUSINESS SERVICES				2,574,928

CHEMICALS AND ALLIED PRODUCTS - 0.80%
370,000		Abbott Laboratories	5.600	05/15/11	A1	390,664
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	960,130
600,000		Amgen, Inc	5.850	06/01/17	A3	619,646
500,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	549,080
345,000		Clorox Co	5.450	10/15/12	Baa2	343,298
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	196,459
740,000		Ecolab, Inc	6.875	02/01/11	A2	733,012
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,064,950
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,838,074
720,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	813,481
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	1,087,332
250,000		Lubrizol Corp	4.625	10/01/09	Baa2	245,560
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,225,453
2,300,000		Procter & Gamble Co	4.600	01/15/14	Aa3	2,410,178
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	1,065,719
705,000		Schering-Plough Corp	6.550	09/15/37	Baa1	710,663
		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,253,699

COMMUNICATIONS - 2.41%
390,000		America Movil SAB de C.V.	6.125	11/15/37	A3	313,765
16,000		AT&T Corp	6.000	03/15/09	WR	16,047

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,900,000		AT&T Corp	7.300%	11/15/11	A2	$1,974,035
850,000		AT&T, Inc	6.700	11/15/13	A2	900,424
940,000		AT&T, Inc	6.150	09/15/34	A2	966,123
1,525,000		AT&T, Inc	6.500	09/01/37	A2	1,642,410
1,025,000		AT&T, Inc	6.300	01/15/38	A2	1,083,538
1,875,000		BellSouth Corp	5.200	09/15/14	A2	1,825,376
180,000		BellSouth Corp	6.875	10/15/31	A2	187,132
2,575,000	g	Cellco Partnership	8.500	11/15/18	A2	3,017,067
175,000		Comcast Cable Communications
		Holdings, Inc	8.375	03/15/13	Baa2	181,042
1,750,000		Comcast Corp	5.900	03/15/16	Baa2	1,670,926
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,049,057
270,000		Comcast Corp	6.500	11/15/35	Baa2	268,715
925,000		Comcast Corp	6.400	05/15/38	Baa2	922,838
950,000		Deutsche Telekom International
		Finance BV	8.750	06/15/30	Baa1	1,171,485
655,000		France Telecom S.A.	7.750	03/01/11	A3	689,259
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	1,376,873
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	462,532
750,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	757,823
90,000		Sprint Capital Corp	8.375	03/15/12	Ba2	72,000
1,000,000		Sprint Capital Corp	8.750	03/15/32	Ba2	675,000
365,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	257,325
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	418,688
1,000,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	811,250
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,379,276
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,587,370
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,101,172
225,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	216,631
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	2,283,404
1,250,000		Verizon Communications, Inc	4.350	02/15/13	A3	1,208,981
1,700,000		Verizon Communications, Inc	8.750	11/01/18	A3	1,994,477
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	691,406
1,475,000		Verizon Communications, Inc	8.950	03/01/39	A3	1,905,243
670,000		Verizon New England, Inc	4.750	10/01/13	Baa2	594,002
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	Baa1	1,102,586
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	447,446
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,625,657
1,200,000		Viacom, Inc	6.125	10/05/17	Baa3	994,580
670,000		Viacom, Inc	6.875	04/30/36	Baa3	529,486
1,750,000		Vodafone Group plc	5.375	01/30/15	Baa1	1,648,318
		TOTAL COMMUNICATIONS				43,020,765

DEPOSITORY INSTITUTIONS - 4.31%
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,042,018
8,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	7,999,768
1,000,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	996,200
500,000		Bank of America Corp	6.250	04/15/12	Aa2	513,499
2,000,000		Bank of America Corp	4.900	05/01/13	Aa2	1,981,006

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,750,000		Bank of America Corp	5.750%	12/01/17	Aa2	$1,747,272
2,275,000		Bank of America NA	5.300	03/15/17	Aa1	2,160,172
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,170,087
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	218,926
750,000		Citigroup, Inc	5.100	09/29/11	A2	724,035
1,125,000		Citigroup, Inc	5.300	10/17/12	A2	1,084,192
2,570,000		Citigroup, Inc	5.125	05/05/14	A2	2,414,975
1,700,000		Citigroup, Inc	6.875	03/05/38	A2	1,934,408
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,184,718
15,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	11,368,731
800,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	785,432
840,000		Eksportfinans A/S	5.000	02/14/12	Aa1	878,080
270,000		Golden West Financial Corp	4.750	10/01/12	A1	251,174
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	178,823
900,000		HSBC Holdings plc	6.500	09/15/37	Aa3	914,027
670,000	i	ING Groep NV	5.775	12/30/49	A2	286,956
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	381,420
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	242,009
2,250,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	2,661,660
4,000,000	p	KeyBank NA	3.200	06/15/12	Aaa	4,155,856
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	1,588,144
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	347,938
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	382,984
370,000		National Westminster Bank plc	7.375	10/01/09	Aa2	362,780
3,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	3,080,430
840,000		Popular North America, Inc	5.650	04/15/09	A3	832,199
330,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	180,930
2,000,000	p	Regions Bank	3.250	12/09/11	Aaa	2,080,722
810,000		Regions Financial Corp	6.375	05/15/12	A3	712,061
2,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	2,051,722
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	810,629
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,210,808
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,952,482
2,650,000		Wachovia Corp	5.300	10/15/11	A1	2,555,726
1,025,000		Wachovia Corp	5.500	05/01/13	A1	1,013,562
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,565,653
550,000		Wells Fargo & Co	5.625	12/11/17	Aa1	573,802
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,959,726
		TOTAL DEPOSITORY INSTITUTIONS				76,537,742

ELECTRIC, GAS, AND SANITARY SERVICES - 1.53%
1,370,000		Alabama Power Co	5.800	11/15/13	A2	1,425,821
1,325,000		American Water Capital Corp	6.085	10/15/17	Baa2	1,154,128
330,000		Carolina Power & Light Co	5.700	04/01/35	A2	335,070
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	250,099
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	705,914
1,000,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	817,005
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	498,974
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	943,770
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	302,995
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	495,953
1,400,000		Dominion Resources, Inc	8.875	01/15/19	Baa2	1,509,745
1,750,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	1,809,907

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 550,000	Florida Power & Light Co	4.850%	02/01/13	Aa3	$546,039
670,000	Florida Power Corp	4.500	06/01/10	A2	663,579
500,000	Florida Power Corp	6.400	06/15/38	A2	558,370
185,000	Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	169,423
2,000,000	Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	2,086,669
750,000	Midamerican Energy Co	5.800	10/15/36	A2	675,116
270,000	National Fuel Gas Co	5.250	03/01/13	Baa1	257,392
950,000	Nevada Power Co	6.500	08/01/18	Baa3	914,012
2,020,000	Nisource Finance Corp	5.400	07/15/14	Baa3	1,382,201
330,000	Ohio Power Co	5.300	11/01/10	A3	327,362
220,000	Oncor Electric Delivery Co	7.250	01/15/33	Baa3	203,885
670,000	ONEOK Partners LP	5.900	04/01/12	Baa2	630,528
1,050,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	1,261,534
200,000	Potomac Electric Power Co	7.900	12/15/38	Baa1	222,777
675,000	Public Service Co of Colorado	4.875	03/01/13	A3	640,346
270,000	Public Service Co of Colorado	5.500	04/01/14	A3	256,428
1,250,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	1,272,289
660,000	Public Service Electric & Gas Co	5.300	05/01/18	A3	641,059
330,000	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	293,762
850,000	Sempra Energy	6.150	06/15/18	Baa1	773,296
250,000	Southern California Edison Co	6.000	01/15/34	A2	278,302
1,100,000	Texas Eastern Transmission LP	7.300	12/01/10	A3	1,073,202
650,000	Veolia Environnement	5.250	06/03/13	A3	602,796
1,280,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,231,069
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				27,210,817

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
625,000	General Electric Co	5.250	12/06/17	Aaa	623,092
1,000,000	Koninklijke Philips Electronics NV	6.875	03/11/38	A3	949,170
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,572,262

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
1,150,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,056,742
	TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,056,742

FOOD AND KINDRED PRODUCTS - 0.59%
1,470,000	Bottling Group LLC	4.625	11/15/12	Aa2	1,486,392
1,525,000	Bottling Group LLC	6.950	03/15/14	A2	1,655,853
600,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	436,457
937,000	Diageo Capital plc	5.125	01/30/12	A3	920,285
650,000	Diageo Finance BV	3.875	04/01/11	A3	628,547
925,000	General Mills, Inc	5.250	08/15/13	Baa1	930,575
800,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	804,114
755,000	Kraft Foods, Inc	6.125	02/01/18	Baa2	739,822
330,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	316,723
900,000	PepsiCo, Inc	5.000	06/01/18	Aa2	932,873
1,400,000	PepsiCo, Inc	7.900	11/01/18	Aa2	1,715,905
	TOTAL FOOD AND KINDRED PRODUCTS				10,567,546

FOOD STORES - 0.16%
850,000	Delhaize Group	6.500	06/15/17	Baa3	771,795
740,000	Kroger Co	6.800	04/01/11	Baa2	764,057
325,000	Safeway, Inc	4.950	08/16/10	Baa2	321,503

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 900,000		Safeway, Inc	6.250%	03/15/14	Baa2	$904,667
		TOTAL FOOD STORES				2,762,022

FOREIGN GOVERNMENT BONDS - 0.03%
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	614,561
		TOTAL FOREIGN GOVERNMENT BONDS				614,561

GENERAL MERCHANDISE STORES - 0.21%
475,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	352,817
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	957,864
875,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	871,204
1,375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	1,573,626
		TOTAL GENERAL MERCHANDISE STORES				3,755,511

HEALTH SERVICES - 0.04%
600,000		European Investment Bank	4.875	02/15/36	Aaa	661,326
		TOTAL HEALTH SERVICES				661,326

HOLDING AND OTHER INVESTMENT OFFICES - 0.22%
435,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	386,407
875,000		Boston Properties LP	6.250	01/15/13	Baa2	649,562
350,000		ERP Operating LP	5.750	06/15/17	Baa1	241,588
375,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	231,973
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,132,264
320,000		Simon Property Group LP	5.600	09/01/11	A3	267,473
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,909,267

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.40%
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,645,675
935,000		Dover Corp	6.500	02/15/11	A2	955,776
3,500,000		International Business Machines Corp	6.500	10/15/13	A1	3,836,815
825,000		John Deere Capital Corp	5.350	04/03/18	A2	772,955
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,211,221

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
600,000		Medtronic, Inc	4.750	09/15/15	A1	571,819
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	329,728
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	440,000
650,000		Xerox Corp	7.625	06/15/13	Baa2	542,487
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,884,034

INSURANCE CARRIERS - 0.32%
850,000		ACE INA Holdings, Inc	5.875	06/15/14	A3	791,240
1,210,000		Aetna, Inc	6.500	09/15/18	A3	1,152,885
750,000		Chubb Corp	6.000	05/11/37	A2	716,561
250,000		Metlife, Inc	5.000	06/15/15	A2	234,173
500,000		Metlife, Inc	5.700	06/15/35	A2	407,163
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,250,777
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	682,601
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	535,091
		TOTAL INSURANCE CARRIERS				5,770,491

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
METAL MINING - 0.16%
$ 900,000		Barrick Gold Financeco LLC	6.125%	09/15/13	Baa1	$853,393
875,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	717,500
850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	Baa1	677,036
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	659,854
		TOTAL METAL MINING				2,907,783

MISCELLANEOUS RETAIL - 0.11%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,024,158
		TOTAL MISCELLANEOUS RETAIL				2,024,158

MOTION PICTURES - 0.11%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,161,699
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	874,233
		TOTAL MOTION PICTURES				2,035,932

NONDEPOSITORY INSTITUTIONS - 3.55%
2,500,000		American General Finance Corp	6.900	12/15/17	Baa1	1,081,933
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,331,363
9,100,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	9,372,090
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,059,905
1,555,387		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,688,046
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,380,109
1,800,000		CIT Group, Inc	5.850	09/15/16	Baa1	1,267,434
600,000		General Electric Capital Corp	5.875	02/15/12	Aaa	616,867
400,000		General Electric Capital Corp	6.000	06/15/12	Aaa	410,419
1,375,000		General Electric Capital Corp	5.450	01/15/13	Aaa	1,384,846
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aaa	6,009,299
1,875,000		General Electric Capital Corp	5.625	09/15/17	Aaa	1,886,145
700,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	732,827
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,473,664
7,250,000		HSBC Finance Corp	6.375	11/27/12	Aa3	7,093,255
250,000		HSBC Finance Corp	4.750	07/15/13	Aa3	228,069
2,250,000		International Lease Finance Corp	5.750	06/15/11	Baa1	1,640,889
975,000		International Lease Finance Corp	5.625	09/20/13	Baa1	651,080
875,000		International Lease Finance Corp	6.625	11/15/13	Baa1	589,565
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	679,675
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,563,788
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	839,115
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,407,778
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	500,108
1,077,000		MBNA Corp	6.125	03/01/13	Aa2	1,039,742
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,560,504
850,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	A1	994,847
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	3,703,404
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,329,771
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,590,095
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	2,021,694
928,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	985,956
200,000	g	WEA Finance LLC	7.125	04/15/18	A2	141,878
		TOTAL NONDEPOSITORY INSTITUTIONS				63,256,160

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
$ 425,000		Vulcan Materials Co	6.300%	06/15/13	Baa2	$376,132
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				376,132

OIL AND GAS EXTRACTION - 1.21%
1,325,000		Baker Hughes, Inc	6.500	11/15/13	A2	1,397,932
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,143,620
600,000		BJ Services Co	5.750	06/01/11	Baa1	587,257
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	954,487
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,187,552
850,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	787,811
1,175,000		Enterprise Products Operating LLC	9.750	01/31/14	Baa3	1,196,488
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	592,458
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	336,527
450,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	435,843
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	424,219
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	252,932
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	496,977
1,250,000		Husky Energy, Inc	6.800	09/15/37	Baa2	1,041,466
330,000		Nexen, Inc	5.050	11/20/13	Baa2	304,468
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,255,616
770,000		Nexen, Inc	6.400	05/15/37	Baa2	602,511
1,500,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	1,323,750
1,500,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	1,248,750
638,914	g	Qatar Petroleum	5.579	05/30/11	Aa2	596,863
857,273	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	651,527
500,000		Weatherford International, Inc	5.950	06/15/12	Baa1	475,140
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,175,220
1,000,000		XTO Energy, Inc	4.625	06/15/13	Baa2	908,132
850,000		XTO Energy, Inc	5.750	12/15/13	Baa2	825,121
325,000		XTO Energy, Inc	5.500	06/15/18	Baa2	294,215
		TOTAL OIL AND GAS EXTRACTION				21,496,882

PAPER AND ALLIED PRODUCTS - 0.08%
625,000		International Paper Co	7.400	06/15/14	Baa3	512,318
750,000		Kimberly-Clark Corp	6.625	08/01/37	A2	841,493
		TOTAL PAPER AND ALLIED PRODUCTS				1,353,811

PETROLEUM AND COAL PRODUCTS - 0.03%
700,000		Valero Energy Corp	6.625	06/15/37	Baa2	514,852
		TOTAL PETROLEUM AND COAL PRODUCTS				514,852

PIPELINES, EXCEPT NATURAL GAS - 0.35%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	669,550
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	669,498
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	886,102
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	201,955
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,013,269
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	850,548
		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,290,922

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PRIMARY METAL INDUSTRIES - 0.13%
$ 1,700,000		ArcelorMittal	5.375%	06/01/13	Baa2	$1,282,049
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	629,259
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	195,338
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	209,416
		TOTAL PRIMARY METAL INDUSTRIES				2,316,062

PRINTING AND PUBLISHING - 0.17%
300,000		News America, Inc	7.250	05/18/18	Baa1	291,767
330,000		News America, Inc	7.625	11/30/28	Baa1	330,996
1,500,000		Thomson Corp	5.950	07/15/13	Baa1	1,396,542
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,019,805
		TOTAL PRINTING AND PUBLISHING				3,039,110

RAILROAD TRANSPORTATION - 0.22%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	681,042
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	414,461
370,000		Canadian National Railway Co	4.400	03/15/13	A3	358,995
380,000		CSX Corp	6.150	05/01/37	Baa3	304,080
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	608,155
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,132,036
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	338,799
		TOTAL RAILROAD TRANSPORTATION				3,837,568

REAL ESTATE - 0.02%
750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	313,125
		TOTAL REAL ESTATE				313,125

SECURITY AND COMMODITY BROKERS - 1.50%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	1,464,456
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa2	1,039,178
500,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	547,928
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	886,094
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A3	384,423
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,430,306
1,100,000		Goldman Sachs Group, Inc	5.450	11/01/12	A1	1,049,299
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	602,097
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	477,333
2,050,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	1,943,753
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	155,321
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	405,934
500,000		Goldman Sachs Group, Inc/the	5.300	02/14/12	A1	471,924
750,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	75
1,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,701,849
875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	841,090
3,075,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	3,216,529
1,190,000		Morgan Stanley	5.750	10/18/16	A2	999,925
1,375,000		Morgan Stanley	5.450	01/09/17	A2	1,133,388
1,250,000		Morgan Stanley	5.550	04/27/17	A2	1,032,231
2,675,000		Morgan Stanley	5.950	12/28/17	A2	2,220,199

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 4,280,571	g	Morgan Stanley Tracers	6.789%	06/15/12	Baa2	$4,725,321
		TOTAL SECURITY AND COMMODITY BROKERS				26,728,653

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
305,000		3M Co	4.375	08/15/13	Aa1	320,299
1,300,000		3M Co	5.700	03/15/37	Aa1	1,419,979
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,740,278

TOBACCO PRODUCTS - 0.16%
850,000		Philip Morris International, Inc	4.875	05/16/13	A2	852,433
300,000		Philip Morris International, Inc	6.375	05/16/38	A2	312,020
1,675,000		Philip Morris International, Inc	6.875	03/17/14	NR	1,760,237
		TOTAL TOBACCO PRODUCTS				2,924,690

TRANSPORTATION BY AIR - 0.06%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,046,392
		TOTAL TRANSPORTATION BY AIR				1,046,392

TRANSPORTATION EQUIPMENT - 0.38%
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	1,923,817
560,000		Harsco Corp	5.125	09/15/13	A3	569,878
500,000		Honeywell International, Inc	5.700	03/15/37	A2	508,428
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	840,277
740,000		United Technologies Corp	6.350	03/01/11	A2	782,438
875,000		United Technologies Corp	5.375	12/15/17	A2	884,534
1,025,000		United Technologies Corp	6.125	02/01/19	A2	1,096,641
235,000		United Technologies Corp	6.050	06/01/36	A2	247,190
		TOTAL TRANSPORTATION EQUIPMENT				6,853,203

		TOTAL CORPORATE BONDS				359,714,878
		(Cost $372,163,857)

GOVERNMENT BONDS - 68.82%

AGENCY SECURITIES - 9.01%
10,000,000		Federal Farm Credit Bank (FFCB)	2.625	04/21/11	Aaa	10,289,730
1,690,000		FFCB	4.125	04/15/09	Aaa	1,708,418
11,000,000		Federal Home Loan Bank (FHLB)	3.375	06/24/11	Aaa	11,511,005
20,000,000		FHLB	3.625	09/16/11	Aaa	21,162,160
4,000,000		FHLB	2.375	04/30/10	Aaa	4,081,356
5,000,000		FHLB	3.750	05/19/11	Aaa	5,001,260
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	12/21/12	Aaa	3,177,552
2,000,000		FHLMC	3.500	05/29/13	Aaa	2,086,722
7,670,000		FHLMC	5.125	10/18/16	Aaa	8,703,985
7,500,000		FHLMC	5.500	08/20/12	Aaa	8,370,533
1,010,000		FHLMC	3.750	02/27/09	Aaa	1,014,985
3,500,000		FHLMC	4.875	02/09/10	Aaa	3,644,564
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,164,290
26,000,000		Federal National Mortgage Association (FNMA)	2.875	10/12/10	Aaa	26,817,934
4,000,000		FNMA	5.000	10/15/11	Aaa	4,369,596
1,975,000		FNMA	3.250	08/12/10	Aaa	2,045,523

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 6,760,000		FNMA	3.660%	02/25/09	Aaa	$6,791,664
4,200,000		FNMA	7.125	06/15/10	Aaa	4,555,152
1,431,011		Overseas Private Investment Corp	3.420	01/15/15		1,522,166
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,474,155
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,813,995
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	15,273,830
		TOTAL AGENCY SECURITIES				160,580,575

FOREIGN GOVERNMENT BONDS - 1.75%
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,758,097
1,110,000		China Development Bank	5.000	10/15/15	A1	1,110,547
900,000		China Government International Bond	4.750	10/29/13	A1	931,355
1,690,000		Federal Republic of Germany	3.875	06/01/10	Aaa	1,737,935
2,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	2,065,000
1,800,000		Federative Republic of Brazil	8.000	01/15/18	WR	2,016,000
1,275,000		Italy Government International Bond	5.375	06/12/17	NR	1,394,633
900,000	g	Korea Railroad Corp	5.375	05/15/13	A2	754,367
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	254,100
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	660,535
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	791,250
1,000,000		Mexico Government International Bond	6.050	01/11/40	Baa1	970,000
400,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	398,000
3,380,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,495,305
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,611,581
3,740,000		Province of Ontario	3.125	09/08/10	Aa1	3,778,336
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,759,372
1,285,000		Province of Quebec Canada	4.625	05/14/18	Aa2	1,317,821
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,320,974
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,641,580
490,000		Russia Government International Bond	7.500	03/31/30	Baa1	427,358
		TOTAL FOREIGN GOVERNMENT BONDS				31,194,146

MORTGAGE BACKED - 39.11%
4,000,912	i	Federal Home Loan Mortgage Corp (FHLMC)	6.081	05/01/37		4,113,432
4,827,492	i	FHLMC	5.866	04/01/37		4,973,691
4,777,554	i	FHLMC	5.762	03/01/37		4,845,387
4,203,285	i	FHLMC	5.837	09/01/37		4,304,753
3,317,058	i	FHLMC	5.847	08/01/37		3,399,402
1,458,379	i	FHLMC	5.705	06/01/37		1,489,825
3,032,997	i	FHLMC	6.087	09/01/36		3,076,135
1,667,367	i	FHLMC	4.327	02/01/36		1,629,434
1,585,134		FHLMC	4.500	09/15/35		1,614,965
1,203,961		FHLMC	6.000	09/15/16		1,248,814
1,542,870	i	FHLMC	5.952	09/01/36		1,580,658

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,637,786	i	FHLMC	4.970%	09/01/36	$1,658,768
610,568	i	FHLMC	5.792	07/01/36	619,759
368,417		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	08/01/35	377,586
1,453,484		FGLMC	6.000	07/01/35	1,499,194
2,933,612		FGLMC	7.000	05/01/35	3,083,023
2,852,655		FGLMC	5.000	11/01/35	2,919,190
1,021,082		FGLMC	5.000	10/01/35	1,044,897
542,338		FGLMC	6.000	08/01/35	559,394
2,058,486		FGLMC	6.000	05/01/35	2,123,223
5,571,664		FGLMC	5.000	01/01/34	5,707,711
10,720,481		FGLMC	7.000	12/01/33	11,266,483
6,441,693		FGLMC	5.500	12/01/33	6,622,396
4,550,979		FGLMC	4.500	04/01/35	4,622,735
945,733		FGLMC	5.500	12/01/34	969,860
13,998,778		FGLMC	5.000	12/01/34	14,329,657
951,192		FGLMC	6.000	01/01/36	980,957
1,509,174		FGLMC	5.000	04/01/38	1,543,902
3,589,094		FGLMC	6.500	09/01/37	3,731,895
1,801,089		FGLMC	6.000	09/01/37	1,857,349
974,077		FGLMC	5.500	07/01/38	998,014
3,174,016		FGLMC	6.500	05/01/38	3,299,984
5,846,932		FGLMC	5.000	04/01/38	5,981,478
3,199,963		FGLMC	6.000	08/01/37	3,299,918
659,684		FGLMC	6.500	05/01/36	685,969
3,160,160		FGLMC	5.500	04/01/36	3,238,311
788,085		FGLMC	7.000	01/01/36	822,254
8,495,713		FGLMC	5.500	04/01/37	8,705,335
5,449,356		FGLMC	5.500	01/01/37	5,584,119
2,082,289		FGLMC	6.500	10/01/36	2,165,255
7,225,889		FGLMC	4.500	06/01/21	7,407,504
63,557		FGLMC	7.000	10/01/20	66,851
452,774		FGLMC	4.500	07/01/20	464,154
114,326		FGLMC	6.500	01/01/29	119,720
7,170		FGLMC	6.500	10/01/28	7,509
11,844,912		FGLMC	4.500	06/01/21	12,142,620
2,872,692		FGLMC	5.000	05/01/20	2,956,565
4,880		FGLMC	7.500	06/01/16	5,123
4,032		FGLMC	7.500	05/01/16	4,234
51,379		FGLMC	7.500	01/01/16	53,951
3,886,871		FGLMC	4.500	05/01/19	3,989,422
2,205,598		FGLMC	4.500	01/01/19	2,263,791
2,208,586		FGLMC	4.500	09/01/18	2,272,378
16,831		FGLMC	6.500	03/01/29	17,625
1,630,104		FGLMC	5.500	09/01/33	1,672,709
3,491,155		FGLMC	5.000	09/01/33	3,576,401
2,045,785		FGLMC	4.500	07/01/33	2,079,319
1,963,794		FGLMC	5.500	10/01/33	2,015,120
1,269,265		FGLMC	5.500	09/01/33	1,302,439
1,606,153		FGLMC	5.500	09/01/33	1,648,132
458,192		FGLMC	6.000	03/01/33	473,533
113,293		FGLMC	6.500	09/01/31	118,356
11,128		FGLMC	8.000	01/01/31	11,804

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 62,068	FGLMC	6.500%	07/01/29	$64,958
3,033,655	FGLMC	6.000	03/01/33	3,136,644
674,445	FGLMC	7.000	12/01/31	708,795
130,164	FGLMC	8.000	09/01/31	138,776
67,463	Federal National Mortgage Association (FNMA)	5.000	06/01/13	69,402
1,855,803	FNMA	4.440	07/01/13	1,864,737
31,506	FNMA	6.000	09/01/13	32,844
1,989,907	FNMA	4.757	10/01/13	2,020,048
24,818	FNMA	6.500	12/01/13	25,803
1,504,944	FNMA	4.777	02/01/14	1,530,798
27,608	FNMA	6.000	06/01/14	28,782
1,518	FNMA	6.500	07/01/14	1,578
4,446,600	FNMA	4.640	11/01/14	4,483,954
5,275,881	FNMA	4.869	03/01/16	5,332,115
61,120	FNMA	6.500	10/01/16	63,592
343,992	FNMA	6.500	11/01/16	357,905
245,312	FNMA	6.500	04/01/17	254,889
1,787,624	FNMA	5.000	12/01/17	1,850,989
323,084	FNMA	5.500	04/01/18	334,389
3,602,681	FNMA	5.500	04/01/18	3,727,616
146,084	FNMA	5.500	05/01/18	151,150
1,375,791	FNMA	4.500	10/01/18	1,415,100
3,209,544	FNMA	5.000	11/01/18	3,316,856
182,544	FNMA	6.000	01/01/19	189,689
338,328	FNMA	4.500	05/01/19	347,149
867,741	FNMA	5.000	03/01/20	895,788
1,273,996	FNMA	5.000	03/01/21	1,315,174
5,541,099	FNMA	4.500	06/01/23	5,671,711
6,444,691	FNMA	5.000	07/01/23	6,624,797
4,332,430	FNMA	5.000	07/01/23	4,453,506
692,816	FNMA	5.000	11/01/23	710,509
5,000,000	FNMA	5.000	01/25/24	5,131,250
5,000,000	FNMA	5.500	01/25/24	5,148,440
574,414	FNMA	5.500	02/01/24	590,946
329,484	FNMA	5.500	07/01/24	338,779
4,152	FNMA	8.000	07/01/24	4,401
4,303,718	FNMA	5.000	03/01/25	4,409,012
9,724,582	FNMA	5.000	10/01/25	9,962,503
2,486	FNMA	7.500	01/01/29	2,638
11,776	FNMA	6.500	04/01/29	12,324
2,240	FNMA	7.500	07/01/29	2,372
17,175	FNMA	7.500	07/01/29	18,191
2,765	FNMA	7.500	02/01/31	2,928
17,008	FNMA	7.500	03/01/31	18,007
9,584	FNMA	7.500	05/01/31	10,147
19,254	FNMA	6.500	09/01/31	20,150
8,434	FNMA	6.500	10/01/31	8,827
102,408	FNMA	6.500	11/01/31	107,176
238,129	FNMA	6.000	01/01/32	246,287
3,230,185	FNMA	5.500	01/01/33	3,322,686
16,545,573	FNMA	6.000	01/01/33	17,002,124
411,062	FNMA	5.000	02/01/33	420,778

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,350,131		FNMA	5.000%	02/01/33	$2,407,883
2,136,362		FNMA	4.500	03/25/33	2,182,925
1,291,572		FNMA	4.500	08/01/33	1,313,000
975,118		FNMA	5.000	08/01/33	998,166
977,636		FNMA	5.500	09/01/33	1,004,563
694,373		FNMA	5.500	09/01/33	713,497
2,181,602		FNMA	4.500	10/01/33	2,217,797
1,095,328		FNMA	5.000	10/01/33	1,121,217
1,147,163		FNMA	5.000	10/01/33	1,174,278
2,334,020		FNMA	5.500	10/01/33	2,398,305
3,901,276		FNMA	5.500	10/01/33	4,008,728
9,105,670		FNMA	5.000	11/01/33	9,320,895
2,912,721		FNMA	5.500	12/01/33	2,992,945
4,204,540		FNMA	6.000	02/01/34	4,342,024
552,037		FNMA	5.000	03/01/34	565,085
410,673		FNMA	5.000	03/01/34	420,380
1,115,640		FNMA	5.000	03/01/34	1,142,010
362,133		FNMA	5.000	03/01/34	370,692
7,824,884		FNMA	5.000	03/01/34	8,009,836
3,167,051		FNMA	5.000	04/01/34	3,239,929
9,998,721		FNMA	5.000	08/01/34	10,233,057
1,219,045		FNMA	6.000	08/01/34	1,258,906
1,760,716		FNMA	5.500	09/01/34	1,808,110
6,863,253		FNMA	5.500	09/01/34	7,047,995
1,125,907		FNMA	6.000	11/01/34	1,161,843
399,038		FNMA	6.000	12/01/34	411,775
322,909		FNMA	6.000	12/01/34	333,215
7,680,555		FNMA	4.500	01/01/35	7,815,183
887,240		FNMA	5.500	01/01/35	911,123
21,808,787		FNMA	5.500	02/01/35	22,409,457
3,341,749		FNMA	5.500	04/01/35	3,429,612
6,244,189		FNMA	5.500	04/01/35	6,412,268
818,898		FNMA	6.000	04/01/35	845,036
4,449,002		FNMA	4.500	05/01/35	4,522,815
847,616		FNMA	5.500	05/01/35	869,902
2,186,408		FNMA	6.000	05/01/35	2,253,802
111,471		FNMA	7.500	06/01/35	118,137
3,202,989		FNMA	5.000	08/01/35	3,274,692
8,232,846		FNMA	5.500	09/01/35	8,459,600
2,630,220		FNMA	5.000	10/01/35	2,689,101
3,118,873		FNMA	5.500	10/01/35	3,200,877
2,695,665		FNMA	5.500	10/01/35	2,766,541
879,662		FNMA	5.000	11/01/35	895,991
4,996,255		FNMA	5.500	11/01/35	5,127,620
447,131		FNMA	5.500	12/01/35	458,887
2,342,410		FNMA	6.000	12/01/35	2,414,613
536,549		FNMA	5.000	02/01/36	533,638
913,259		FNMA	5.000	02/01/36	908,304
3,976,379	i	FNMA	5.735	02/01/36	4,040,850
2,286,742		FNMA	6.500	02/01/36	2,378,211
2,258,756		FNMA	5.500	04/01/36	2,318,144
557,732		FNMA	6.000	06/01/36	574,836
5,404,433		FNMA	6.000	06/01/36	5,581,537

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,142,771	i	FNMA	5.948%	07/01/36	$3,214,324
3,492,094	i	FNMA	5.984	07/01/36	3,571,125
1,610,279		FNMA	6.500	09/01/36	1,674,439
2,868,497		FNMA	6.000	10/01/36	2,956,467
546,574	i	FNMA	5.779	12/01/36	558,682
2,234,111		FNMA	6.500	12/01/36	2,287,925
3,441,385		FNMA	6.500	12/01/36	3,578,503
2,650,086		FNMA	5.000	02/01/37	2,708,849
12,138,802		FNMA	5.500	02/01/37	12,457,962
1,436,752	i	FNMA	6.022	02/01/37	1,476,136
653,652		FNMA	7.000	02/01/37	685,152
5,236,544		FNMA	5.500	03/01/37	5,373,932
1,292,213		FNMA	6.500	03/01/37	1,343,627
2,666,891		FNMA	6.500	03/01/37	2,773,150
2,670,876		FNMA	7.000	04/01/37	2,799,587
7,297,209		FNMA	6.000	06/01/37	7,520,587
2,525,610		FNMA	6.000	07/01/37	2,602,922
2,798,552		FNMA	6.000	08/01/37	2,884,220
4,437,692		FNMA	6.500	08/01/37	4,614,257
1,092,423		FNMA	6.500	08/01/37	1,135,888
1,294,479		FNMA	6.000	09/01/37	1,334,105
1,574,274		FNMA	6.000	09/01/37	1,622,465
1,023,203		FNMA	6.000	09/01/37	1,054,525
1,739,429		FNMA	6.000	09/01/37	1,792,675
3,257,387		FNMA	6.500	09/01/37	3,386,990
6,438,544	i	FNMA	5.907	10/01/37	6,832,843
1,334,822		FNMA	6.000	10/01/37	1,375,683
6,978,909		FNMA	6.500	10/01/37	7,256,582
3,502,219		FNMA	6.500	11/01/37	3,641,564
2,862,338		FNMA	7.000	11/01/37	3,000,276
6,891,486		FNMA	5.500	01/01/38	7,072,293
595,669		FNMA	6.500	01/01/38	619,370
13,062,589		FNMA	5.500	02/01/38	13,403,997
329,658		FNMA	6.500	02/01/38	342,775
5,717,859		FNMA	6.500	03/01/38	5,944,786
2,628,194		FNMA	6.500	03/01/38	2,732,500
861,829		FNMA	6.500	03/01/38	896,033
1,833,732		FNMA	6.500	03/01/38	1,906,508
933,323		FNMA	7.000	03/01/38	978,345
1,234,856		FNMA	7.000	03/01/38	1,294,424
1,986,730		FNMA	7.000	03/01/38	2,082,567
6,346,010		FNMA	5.000	04/01/38	6,486,090
6,110,880		FNMA	5.000	04/01/38	6,245,770
14,741,389		FNMA	5.000	04/01/38	15,066,787
6,301,179		FNMA	5.000	04/01/38	6,440,271
4,495,193		FNMA	5.000	05/01/38	4,594,419
1,939,927	i	FNMA	5.257	09/01/38	1,975,137
1,950,038	i	FNMA	4.930	10/01/38	1,973,569
15,000,000		FNMA	6.000	01/25/39	15,440,624
450		Government National Mortgage Association (GNMA)	7.000	01/15/28	477
2,092		GNMA	7.000	02/15/28	2,215
3,030		GNMA	7.000	06/15/28	3,208

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,114		GNMA	7.000%	06/15/28		$2,238
59,759		GNMA	6.500	09/15/28		62,811
11,490		GNMA	6.500	09/15/28		12,077
33,776		GNMA	6.500	11/15/28		35,502
9,992		GNMA	7.500	11/15/28		10,588
1,629		GNMA	8.500	07/15/30		1,760
30,894		GNMA	8.500	10/15/30		33,386
37,540		GNMA	8.500	10/20/30		40,425
5,019		GNMA	8.500	12/15/30		5,424
7,577		GNMA	7.000	06/20/31		7,974
13,176		GNMA	6.500	07/15/31		13,849
30,618		GNMA	7.000	07/15/31		32,376
31,755		GNMA	7.000	07/15/31		33,579
16,262		GNMA	7.500	02/15/32		17,258
2,836		GNMA	6.500	03/15/33		2,960
2,104,844		GNMA	5.500	09/15/33		2,175,379
892,586		GNMA	5.500	02/20/35		918,944
6,495,493		GNMA	5.000	03/20/35		6,667,951
6,351,648		GNMA	5.500	05/20/35		6,539,209
2,656,255		GNMA	5.500	02/20/36		2,734,357
596,317		GNMA	6.000	10/20/36		614,945
601,115		GNMA	6.000	01/20/37		619,638
1,675,378		GNMA	6.000	12/15/37		1,731,645
3,966,125		GNMA	5.500	07/15/38		4,094,076
3,962,333		GNMA	5.500	07/20/38		4,077,799
2,406,995		GNMA	6.000	08/15/38		2,487,833
2,004,667		GNMA	6.000	08/20/38		2,066,360
16,000,000		GNMA	5.500	01/15/39		16,475,007
3,000,000		GNMA	6.000	01/15/39		3,094,686
2,495,266		GNMA	6.230	09/15/43		2,516,960
4,000,000	v	GNMA	6.500	01/15/44		4,012,500
		TOTAL MORTGAGE BACKED				696,711,317

MUNICIPAL BONDS - 0.04%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	687,273
		TOTAL MUNICIPAL BONDS				687,273

U.S. TREASURY SECURITIES - 18.91%
44,236,000		United States Treasury Bond	8.000	11/15/21		67,072,834
20,650,000		United States Treasury Bond	5.250	02/15/29		27,383,841
194,000		United States Treasury Bond	5.375	02/15/31		266,568
101,000		United States Treasury Bond	4.500	02/15/36		134,188
3,544,000		United States Treasury Bond	4.375	02/15/38		4,746,745
10,130,000		United States Treasury Bond	4.500	05/15/38		13,825,870
12,579,270	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10		11,822,551
3,858,382	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11		3,768,254
380,000		United States Treasury Note	1.750	03/31/10		386,249
350,000		United States Treasury Note	1.500	10/31/10		355,223
4,000,000		United States Treasury Note	1.750	11/15/11		4,091,240
1,850,000		United States Treasury Note	1.125	12/15/11		1,858,238

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 5,150,000		United States Treasury Note	3.375%	07/31/13		$5,625,170
4,530,000		United States Treasury Note	3.125	08/31/13		4,884,260
59,878,000		United States Treasury Note	2.750	10/31/13		63,657,799
29,542,000		United States Treasury Note	2.000	11/30/13		30,308,260
15,832,000		United States Treasury Note	1.500	12/31/13		15,796,125
2,120,000		United States Treasury Note	4.250	08/15/14		2,436,675
12,763,000		United States Treasury Note	4.750	08/15/17		15,259,762
18,312,000		United States Treasury Note	4.000	08/15/18		21,146,075
26,435,000		United States Treasury Note	3.750	11/15/18		29,925,213
22,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		12,211,936
		TOTAL U.S. TREASURY SECURITIES				336,963,076

		TOTAL GOVERNMENT BONDS				1,226,136,387
		(Cost $1,163,851,751)

		TOTAL BONDS				1,585,851,265
		(Cost $1,536,015,608)

STRUCTURED ASSETS - 8.77%

ASSET BACKED - 5.26%
4,995,118		AmeriCredit Automobile Receivables Trust
		Series - 2007 BF (Class A3A)	5.160	04/06/12	Aa3	4,870,196
186,350	i	AQ Finance NIM Trust
		Series - 2004 RN2	0.671	04/25/09	Aa3	175,951
124,445	i,m,v	AQ Finance NIM Trust
		Series - 2004 RN3	0.651	05/25/09	Aa3	117,986
55,677		Asset Backed Funding Corp NIM Trust
		Series - 2006 WMC1 (Class N1)	5.900	07/26/35	NR	6
400,000	v	Centex Home Equity
		Series - 2004 C (Class AF5)	5.980	06/25/34	Aaa	328,279
11,323,968		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2003 6 (Class 1A7)	4.277	09/25/33	Aaa	9,070,267
750,868	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1M1)	5.700	02/25/35	Aa2	440,234
750,868	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	256,785
1,119,353		CIT Group Home Equity Loan Trust
		Series - 2002 1 (Class AF6)	6.200	02/25/30	Aaa	930,736
1,600,000		Citicorp Mortgage Securities, Inc
		Series - 2006 1 (Class A3)	5.706	07/25/36	Aaa	1,332,782
4,700,000		Citicorp Mortgage Securities, Inc
		Series - 2006 2 (Class A3)	5.563	09/25/36	Aaa	3,965,855
140,787	i	Countrywide Home Equity Loan Trust
		Series - 2004 B (Class 1A)	1.415	02/15/29	B3	70,514
1,470,150		Credit-Based Asset Servicing and Securitization LLC
		Series - 2007 MX1 (Class A1)	6.159	12/25/36	Aaa	1,376,727
7,000,000		Flagstar Home Equity Loan Trust
		Series - 2007 1A (Class AF3)	5.781	01/25/35	Baa1	3,949,028
110,244	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3
		Series - 2005 HE2 (Class A3)	4.622	11/25/35	B1	104,880
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3
		Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	1,304,460

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4
		Series - 2006 HLTV (Class A4)	5.810%	10/25/29	Baa3	977,330
403,154	i	GSAA Trust
		Series - 2004 3 (Class AF3)	5.691	04/25/34	Aaa	400,850
1,000,000		Hertz Vehicle Financing LLC
		Series - 2005 2A (Class A2)	4.930	02/25/10	Aa3	993,572
5,000,000		HFC Home Equity Loan Asset Backed Certificates
		Series - 2007 1 (Class A3F)	5.730	03/20/36	Aaa	3,249,131
786,883		HFC Home Equity Loan Asset Backed Certificates
		Series - 2006 4 (Class A1F)	5.790	03/20/36	Aaa	763,576
1,323,985		HFC Home Equity Loan Asset Backed Certificates
		Series - 2007 1 (Class A1F)	5.910	03/20/36	Aaa	1,230,539
5,000,000		Honda Auto Receivables Owner Trust
		Series - 2007 1 (Class A4)	5.090	07/18/13	NR	4,843,736
875,603		Household Automotive Trust
		Series - 2006 2 (Class A3)	5.610	08/17/11	Aaa	844,579
6,760,000		Household Credit Card Master Note Trust I
		Series - 2006 1 (Class A)	5.100	06/15/12	Aaa	6,598,392
1,153,232		Hyundai Auto Receivables Trust
		Series - 2006 A (Class A3)	5.130	06/15/10	Aaa	1,152,432
2,722,087		JPMorgan Auto Receivables Trust
		Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	2,698,078
1,572,955		Marriott Vacation Club Owner Trust
		Series - 2006 1A (Class A)	5.737	04/20/28	Aaa	1,284,858
1,718,641		Marriott Vacation Club Owner Trust
		Series - 2007 1A (Class A)	5.518	05/20/29	Aaa	1,362,467
5,028,688		Nissan Auto Lease Trust
		Series - 2006 A (Class A3)	5.110	03/15/10	Aaa	5,023,284
2,700,000		Nissan Auto Lease Trust
		Series - 2006 A (Class A4)	5.100	07/16/12	Aaa	2,674,216
8,000,000	i	Residential Asset Mortgage Products, Inc
		Series - 2004 RS11 (Class M1)	1.091	11/25/34	Aa1	4,477,030
317,686	i	Residential Asset Securities Corp
		Series - 2001 KS2 (Class AI6)	6.489	10/25/30	Aaa	257,606
1,400,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI5 (Class A2)	5.520	04/25/21	Aa1	1,139,126
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI5 (Class A3)	5.500	08/25/25	Aa3	1,369,468
1,350,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI2 (Class A2)	5.750	02/25/36	Aa1	1,155,526
2,020,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI3 (Class A3)	5.960	02/25/36	Aa3	1,144,443
200,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	81,336
6,760,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI4 (Class A3)	5.440	09/25/36	Aa3	3,655,477
573,631	m	Sierra Receivables Funding Co
		Series - 2006 1A (Class A1)	5.840	05/20/18	A2	462,253
4,425,833	m,v	Sonic Capital LLC
		Series - 2006 1A (Class A2)	5.096	12/20/31	Baa1	2,434,208
569,462		Volkswagen Auto Lease Trust
		Series - 2006 A (Class A3)	5.500	09/21/09	Aaa	569,665
10,000,000		Volkswagen Auto Lease Trust
		Series - 2006 A (Class A4)	5.540	04/20/11	Aaa	9,997,888

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 4,054,633		Wachovia Auto Loan Owner Trust
		Series - 2006 2A (Class A3)	5.230%	08/22/11	Aaa	$4,011,149
752,277	i	Wachovia Loan Trust
		Series - 2005 SD1 (Class A)	0.831	05/25/35	NR	619,947
		TOTAL ASSET BACKED				93,766,848

OTHER MORTGAGE BACKED - 3.51%
670,000	i	Banc of America Commercial Mortgage, Inc
		Series - 2006 2 (Class A4)	5.739	05/10/45	NR	547,213
2,250,000	i	Banc of America Commercial Mortgage, Inc
		Series - 2007 2 (Class A2)	5.634	04/10/49	NR	1,763,752
1,136,887		Banc of America Mortgage Securities, Inc
		Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	1,067,268
340,187		Bank of America Alternative Loan Trust
		Series - 2004 8 (Class 3A1)	5.500	09/25/19	Aaa	333,277
2,000,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 PW14 (Class A4)	5.201	12/11/38	NR	1,631,564
1,465,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 T24 (Class A4)	5.537	10/12/41	Aaa	1,226,379
1,305,000	i	Bear Stearns Commercial Mortgage Securities
		Series - 2007 T28 (Class AJ)	5.989	09/11/42	NR	344,804
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series - 2006 CD3 (Class A5)	5.617	10/15/48	Aaa	1,608,863
1,350,000	i	Commercial Mortgage Load Trust
		Series - 2008 LS1 (Class AM)	6.020	12/10/49	Aaa	627,628
2,022,021		Countrywide Alternative Loan Trust
		Series - 2004 30CB (Class 1A15)	5.500	08/25/16	Aaa	1,851,744
1,500,000		Countrywide Alternative Loan Trust
		Series - 2004 29CB (Class A7)	5.375	01/25/35	NR	1,150,129
1,274,345		Countrywide Home Loan Mortgage Pass Through Trust
		Series - 2005 17 (Class 1A10)	5.250	09/25/35	NR	1,019,259
243,982	i	Credit Suisse Mortgage Capital Certificates
		Series - 2006 TF2A (Class A1)	1.295	10/15/21	Aaa	195,440
1,370,000	i	Credit Suisse Mortgage Capital Certificates
		Series - 2007 C3 (Class AM)	5.723	06/15/39	Aaa	599,811
2,000,000		Credit Suisse Mortgage Capital Certificates
		Series - 2006 C5 (Class A3)	5.311	12/15/39	Aaa	1,551,849
1,360,000		Credit Suisse Mortgage Capital Certificates
		Series - 2007 C1 (Class A3)	5.383	02/15/40	Aaa	816,168
1,965,000	i	Credit Suisse Mortgage Capital Certificates
		Series - 2007 C1 (Class AJ)	5.457	02/15/40	Aaa	488,145
750,000	i	Credit Suisse Mortgage Capital Certificates
		Series - 2007 C2 (Class A3)	5.542	01/15/49	Aaa	496,751
2,952,464		i Credit Suisse/Morgan Stanley Commercial Mortgage Certificate
		Series - 2006 HC1A (Class A1)	1.385	05/15/23	Aaa	2,363,753
989,200	i	GE Capital Commercial Mortgage Corp
		Series - 2005 C4 (Class AM)	5.334	11/10/45	Aaa	589,206
2,000,000		Greenwich Capital Commercial Funding Corp
		Series - 2007 GG11 (Class A2)	5.597	12/10/49	NR	1,465,058
1,365,000		Greenwich Capital Commercial Funding Corp
		Series - 2007 GG11 (Class A4)	5.736	12/10/49	NR	1,019,090
1,380,000		GS Mortgage Securities Corp II
		Series - 2006 GG8 (Class A2)	5.479	11/10/39	Aaa	1,147,661

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,350,000		GS Mortgage Securities Corp II
		Series - 2006 GG8 (Class A4)	5.560%	11/10/39	Aaa	$1,070,812
1,000,000	i	GS Mortgage Securities Corp II
		Series - 2007 GG10 (Class AM)	5.799	08/10/45	Aaa	457,955
883,275	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2007 FL1A (Class A1)	1.570	07/15/19	Aaa	660,462
1,600,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2006 FL1A (Class A2)	1.375	02/15/20	Aaa	955,450
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2003 CB6 (Class A2)	5.255	07/12/37	Aaa	1,350,604
1,500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2006 LDP7 (Class A2)	5.861	04/15/45	Aaa	1,282,790
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2007 CB18 (Class A4)	5.440	06/12/47	Aaa	1,443,150
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2007 CB19 (Class AM)	5.747	02/12/49	Aaa	626,885
725,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2008 C2 (Class AM)	6.579	02/12/51	Aaa	344,319
6,760,000	i	LB-UBS Commercial Mortgage Trust
		Series - 2004 C7 (Class A6)	4.786	10/15/29	Aaa	5,405,326
1,305,000	i	LB-UBS Commercial Mortgage Trust
		Series - 2008 C1 (Class A2)	6.149	04/15/41	Aaa	1,002,553
1,436,422	i	Lehman Brothers Floating Rate Commercial Mortgage Trust
		Series - 2006 LLFA (Class A1)	1.275	09/15/21	Aaa	1,072,653
861,063	i	Merrill Lynch Mortgage Trust
		Series - 2005 CIP1 (Class AM)	5.107	07/12/38	Aaa	513,295
700,000	i	Merrill Lynch Mortgage Trust
		Series - 2006 C1 (Class A4)	5.657	05/12/39	NR	570,078
1,050,000	i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class AM)	6.266	02/12/51	Aaa	492,923
1,700,000	i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class AJ)	6.266	02/12/51	Aaa	454,973
775,000	i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class C)	6.266	02/12/51	Aa2	143,729
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2006 1 (Class A4)	5.423	02/12/39	NR	1,127,508
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2007 8 (Class AM)	5.957	08/12/49	NR	609,851
1,050,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2007 9 (Class AM)	5.856	09/12/49	NR	477,680
3,021,260		Morgan Stanley Capital I
		Series - 2005 HQ5 (Class A2)	4.809	01/14/42	NR	2,927,422
300,000	i	Morgan Stanley Capital I
		Series - 2006 IQ11 (Class AJ)	5.776	10/15/42	NR	93,366
2,200,000		Morgan Stanley Capital I
		Series - 2006 IQ12 (Class A2)	5.283	12/15/43	NR	1,802,379
2,000,000		Morgan Stanley Capital I
		Series - 2007 HQ11 (Class A31)	5.439	02/12/44	Aaa	1,368,628
1,740,000		Morgan Stanley Capital I
		Series - 2007 IQ13 (Class A4)	5.364	03/15/44	NR	1,279,708
670,000	i	Morgan Stanley Capital I
		Series - 2006 HQ9 (Class A4)	5.731	07/12/44	NR	518,622

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,200,000		Residential Accredit Loans, Inc
		Series - 2005 QS17 (Class A1)	6.000%	12/25/35	Aaa	$559,775
1,925,000	i	Wachovia Bank Commercial Mortgage Trust
		Series - 2006 WL7A (Class A2)	1.315	09/15/21	Aaa	1,206,558
540,000	i	Wachovia Bank Commercial Mortgage Trust
		Series - 2006 C24 (Class A3)	5.558	03/15/45	Aaa	423,589
1,500,000		Wachovia Bank Commercial Mortgage Trust
		Series - 2007 C31 (Class A2)	5.421	04/15/47	Aaa	1,163,567
4,896,404		Washington Mutual, Inc
		Series - 2003 S10 (Class A1)	4.500	10/25/18	NR	4,758,692
2,252,885	i	Wells Fargo Mortgage Backed Securities Trust
		Series - 2006 AR2 (Class 2A3)	5.093	03/25/36	NR	1,408,837
1,715,017	i	Wells Fargo Mortgage Backed Securities Trust
		Series - 2006 AR4 (Class 1A1)	5.860	04/25/36	NR	1,031,826
		TOTAL OTHER MORTGAGE BACKED				62,510,777

		TOTAL STRUCTURED ASSETS				156,277,625
		(Cost $201,273,654)

PREFERRED STOCKS - 0.04%

DEPOSITORY INSTITUTIONS - 0.02%
24,000		Bank of America Corp	6.204	12/30/49	A1	360,720
		Total DEPOSITORY INSTITUTIONS				360,720

NONDEPOSITORY INSTITUTIONS - 0.02%
109,857		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	42,844
346,458		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	287,560
		Total NONDEPOSITORY INSTITUTIONS				330,404

		TOTAL PREFERRED STOCKS				691,124
		(Cost $12,007,875)

SHORT-TERM INVESTMENTS - 3.28%

COMMERCIAL PAPER - 0.39%
5,000,000		Societe Generale North America, Inc		01/13/09		4,999,368
1,920,000		UBS Finance Delaware LLC		01/30/09		1,919,216
						6,918,584

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.89%
38,750,000		Federal Home Loan Bank (FHLB)		01/22/09		38,750,000
7,825,000		Federal Home Loan Mortgage Corp (FHLMC)		01/28/09		7,825,000
4,910,000		Federal National Mortgage Association (FNMA)		02/17/09		4,909,936
						51,484,936

		TOTAL SHORT-TERM INVESTMENTS				58,403,520
		(Cost $58,401,206)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	VALUE
		TOTAL INVESTMENTS - 101.10%	$1,801,223,534
(Cost $1,807,698,343)

		OTHER ASSETS AND LIABILITIES,NET - (1.10)%	(19,570,118)

		NET ASSETS - 100.00%	$1,781,653,416

The following abbreviations are used in portfolio descriptions:
LLC - Limited Liability Company
LP - Limited Partnership
NR - Not rated by Moody's
plc - Public Limited Company
WR-Withdrawn Rating

	†	As provided by Moody's Investors Services.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2008 the value of these
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
	j	Zero coupon
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price
Index.
	m	Indicates a security that has been deemed illiquid.
	n	In default
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program
	v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $9,892,973 which represents 0.56% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $6,474,809, consisting of gross unrealized appreciation of $74,496,172 and gross unrealized depreciation of $80,970,981.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND (formerly BOND PLUS FUND II)
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 79.14%

CORPORATE BONDS - 26.26%

AMUSEMENT AND RECREATION SERVICES - 0.25%
$ 350,000	Walt Disney Co	5.700%	07/15/11	A2	$371,343
250,000	Walt Disney Co	4.700	12/01/12	A2	257,296
575,000	Walt Disney Co	4.500	12/15/13	A2	578,792
	TOTAL AMUSEMENT AND RECREATION SERVICES				1,207,431

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
500,000	Autonation, Inc	7.000	04/15/14	Ba2	365,000
	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				365,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
600,000	Home Depot, Inc	5.250	12/16/13	Baa1	560,279
275,000	Lowe's Cos, Inc	8.250	06/01/10	A1	285,666
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				845,945

BUSINESS SERVICES - 0.53%
250,000	Daimler Finance North America LLC	5.875	03/15/11	A3	218,000
250,000	Daimler Finance North America LLC	5.750	09/08/11	A3	211,135
500,000	Hanarotelecom, Inc	7.000	02/01/12	Baa3	408,560
500,000	Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	445,000
630,000	Lamar Media Corp	7.250	01/01/13	Ba3	502,424
187,000	Lamar Media Corp	6.625	08/15/15	Ba3	135,108
250,000	Oracle Corp	4.950	04/15/13	A2	257,746
600,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	396,000
	TOTAL BUSINESS SERVICES				2,573,973

CHEMICALS AND ALLIED PRODUCTS - 0.83%
150,000	Abbott Laboratories	5.600	05/15/11	A1	158,377
350,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	336,046
200,000	Amgen, Inc	5.850	06/01/17	A3	206,549
150,000	Bristol-Myers Squibb Co	6.125	05/01/38	A2	164,724
500,000	Chemtura Corp	6.875	06/01/16	B2	255,000
500,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	525,165
185,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	209,019
500,000	Koppers, Inc	9.875	10/15/13	Ba3	460,000
550,000	Lubrizol Corp	4.625	10/01/09	Baa2	540,231
500,000	Nalco Co	7.750	11/15/11	B1	480,000
200,000	Praxair, Inc	5.250	11/15/14	A2	204,242
250,000	Procter & Gamble Co	5.550	03/05/37	Aa3	277,531
220,000	Schering-Plough Corp	6.550	09/15/37	Baa1	221,767
	TOTAL CHEMICALS AND ALLIED PRODUCTS				4,038,651

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
COAL MINING - 0.02%
$ 250,000	g	Griffin Coal Mining Co Pty Ltd	9.500%	12/01/16	B1	$83,750
		TOTAL COAL MINING				83,750

COMMUNICATIONS - 3.38%
500,000		Allbritton Communications Co	7.750	12/15/12	B2	245,625
150,000		America Movil SAB de C.V.	6.125	11/15/37	A3	120,679
275,000		AT&T, Inc	6.700	11/15/13	A2	291,314
275,000		AT&T, Inc	6.150	09/15/34	A2	282,642
650,000		AT&T, Inc	6.500	09/01/37	A2	700,044
250,000		AT&T, Inc	6.300	01/15/38	A2	264,278
525,000	g	Cellco Partnership	8.500	11/15/18	A2	615,130
275,000		Comcast Corp	5.900	03/15/16	Baa2	262,574
275,000		Comcast Corp	5.650	06/15/35	Baa2	244,484
550,000		Comcast Corp	6.500	11/15/35	Baa2	547,382
225,000		Comcast Corp	6.400	05/15/38	Baa2	224,474
750,000		DirecTV Holdings LLC	7.625	05/15/16	Ba3	727,499
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	433,750
300,000		France Telecom S.A.	7.750	03/01/11	A3	315,691
400,000	g	Globo Comunicacao e Participacoes S.A.	7.250	04/26/22	Ba1	356,000
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	284,692
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	343,774
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	435,000
500,000		Qwest Corp	8.875	03/15/12	Ba1	462,500
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	535,598
550,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	555,737
300,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	287,250
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	370,125
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	57,094
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	60,844
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	246,299
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	466,874
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	913,552
500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	543,668
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	290,156
550,000		Verizon Communications, Inc	8.750	11/01/18	A3	645,272
475,000		Verizon Communications, Inc	8.950	03/01/39	A3	613,553
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	Baa1	2,165,793
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	246,095
250,000		Viacom, Inc	5.750	04/30/11	Baa3	227,047
250,000		Viacom, Inc	6.125	10/05/17	Baa3	207,204
350,000		Viacom, Inc	6.875	04/30/36	Baa3	276,597
575,000		Vodafone Group plc	5.375	01/30/15	Baa1	541,590
		TOTAL COMMUNICATIONS				16,407,880

DEPOSITORY INSTITUTIONS - 5.52%
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	2,999,914
275,000		Bank of America Corp	6.250	04/15/12	Aa2	282,424
100,000		Bank of America Corp	4.900	05/01/13	Aa2	99,050
350,000		Bank of America Corp	5.750	12/01/17	Aa2	349,454
650,000		Bank of America NA	5.300	03/15/17	Aa1	617,192
550,000		Bank One Corp	5.250	01/30/13	Aa3	536,426
300,000		Citigroup, Inc	5.100	09/29/11	A2	289,614
500,000		Citigroup, Inc	5.300	10/17/12	A2	481,863
750,000		Citigroup, Inc	5.125	05/05/14	A2	704,759

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 525,000		Citigroup, Inc	6.875%	03/05/38	A2	$597,391
300,000		Credit Suisse	5.000	05/15/13	Aa1	288,729
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	1,955,132
250,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	245,448
350,000		Eksportfinans A/S	5.000	02/14/12	Aa1	365,867
250,000		Golden West Financial Corp	4.750	10/01/12	A1	232,569
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	149,019
275,000	i	ING Groep NV	5.775	12/30/49	A2	117,780
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	566,976
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	266,210
750,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	887,220
500,000	p	KeyBank NA	3.200	06/15/12	Aaa	519,482
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	516,852
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	173,969
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,138,600
2,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	2,053,620
250,000		Popular North America, Inc	5.650	04/15/09	A3	247,678
275,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	150,775
2,000,000	p	Regions Bank	3.250	12/09/11	Aaa	2,080,722
550,000		Regions Financial Corp	6.375	05/15/12	A3	483,498
2,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	2,051,722
100,000		Union Bank of California NA	5.950	05/11/16	A1	80,260
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	349,272
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	341,684
425,000		Wachovia Corp	5.300	10/15/11	A1	409,881
300,000		Wachovia Corp	5.500	05/01/13	A1	296,652
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,028,184
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,872,550
		TOTAL DEPOSITORY INSTITUTIONS				26,828,438

ELECTRIC, GAS, AND SANITARY SERVICES - 2.52%
450,000		Alabama Power Co	5.800	11/15/13	A2	468,335
325,000		American Water Capital Corp	6.085	10/15/17	Baa2	283,088
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	190,598
275,000		Carolina Power & Light Co	5.700	04/01/35	A2	279,225
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	211,774
550,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	449,353
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	166,325
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	829,191
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	252,496
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	520,751
250,000		Dominion Resources, Inc	8.875	01/15/19	Baa2	269,597
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	517,117
550,000		Florida Power Corp	4.500	06/01/10	A2	544,728
900,000		Georgia Power Co	6.000	11/01/13	A2	946,023
230,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	214,510
675,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	704,251
300,000		Midamerican Energy Co	5.800	10/15/36	A2	270,046
417,400		Midwest Generation LLC	8.560	01/02/16	Baa3	398,617
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	238,326
250,000		Nevada Power Co	6.650	04/01/36	Baa3	223,149
250,000		Nevada Power Co	6.750	07/01/37	Baa3	223,077
500,000		NRG Energy, Inc	7.250	02/01/14	B1	467,500

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 50,000	ONEOK Partners LP	5.900%	04/01/12	Baa2	$47,054
325,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	390,475
50,000	Potomac Electric Power Co	7.900	12/15/38	Baa1	55,694
500,000	Public Service Co of Colorado	4.875	03/01/13	A3	474,330
275,000	Public Service Co of Colorado	5.500	04/01/14	A3	261,176
325,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	330,795
250,000	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	222,547
300,000	Sempra Energy	6.150	06/15/18	Baa1	272,928
600,000	Texas Eastern Transmission LP	7.300	12/01/10	A3	585,383
175,000	Veolia Environnement	5.250	06/03/13	A3	162,291
275,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	264,488
550,000	Westar Energy, Inc	6.000	07/01/14	Baa2	531,339
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				12,266,577

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.12%
75,000	General Electric Co	5.250	12/06/17	Aaa	74,771
500,000	L-3 Communications Corp	7.625	06/15/12	Ba3	488,750
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				563,521

ENGINEERING AND MANAGEMENT SERVICES - 0.09%
500,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	459,453
	TOTAL ENGINEERING AND MANAGEMENT SERVICES				459,453

FABRICATED METAL PRODUCTS - 0.10%
500,000	Crown Americas LLC	7.625	11/15/13	B1	495,000
	TOTAL FABRICATED METAL PRODUCTS				495,000

FOOD AND KINDRED PRODUCTS - 0.67%
275,000	Bottling Group LLC	4.625	11/15/12	Aa2	278,067
500,000	Bottling Group LLC	6.950	03/15/14	A2	542,903
250,000	Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	169,746
250,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	181,857
313,000	Diageo Capital plc	5.125	01/30/12	A3	307,416
220,000	Diageo Finance BV	3.875	04/01/11	A3	212,739
225,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	226,157
180,000	Kraft Foods, Inc	6.125	02/01/18	Baa2	176,381
550,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	527,871
100,000	PepsiCo, Inc	5.000	06/01/18	Aa2	103,653
450,000	PepsiCo, Inc	7.900	11/01/18	Aa2	551,540
	TOTAL FOOD AND KINDRED PRODUCTS				3,278,330

FOOD STORES - 0.46%
250,000	Delhaize Group	6.500	06/15/17	Baa3	226,999
550,000	Kroger Co	6.800	04/01/11	Baa2	567,881
275,000	Safeway, Inc	4.950	08/16/10	Baa2	272,041
100,000	Safeway, Inc	6.250	03/15/14	Baa2	100,519
400,000	Safeway, Inc	6.350	08/15/17	Baa2	395,476
750,000	Stater Brothers Holdings	8.125	06/15/12	B2	678,749
	TOTAL FOOD STORES				2,241,665

FOREIGN GOVERNMENT BONDS - 0.05%
250,000	Development Bank of Japan	4.250	06/09/15	Aaa	256,067
	TOTAL FOREIGN GOVERNMENT BONDS				256,067

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
$ 500,000		GSC Holdings Corp	8.000%	10/01/12	Ba1	$465,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				465,000

GENERAL MERCHANDISE STORES - 0.14%
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	248,916
375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	429,170
		TOTAL GENERAL MERCHANDISE STORES				678,086

HEALTH SERVICES - 0.14%
500,000	g	DASA Finance Corp	8.750	05/29/18	NR	378,750
275,000		European Investment Bank	4.875	02/15/36	Aaa	303,108
		TOTAL HEALTH SERVICES				681,858

HOLDING AND OTHER INVESTMENT OFFICES - 0.30%
120,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	106,595
500,000		International Finance Corp	5.125	05/02/11	Aaa	527,788
475,000		Simon Property Group LP	5.600	09/01/11	A3	397,031
500,000		Susser Holdings LLC	10.625	12/15/13	B3	437,500
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,468,914

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba3	238,750
		TOTAL HOTELS AND OTHER LODGING PLACES				238,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
500,000		Caterpillar, Inc	6.050	08/15/36	A2	486,886
1,150,000		International Business Machines Corp	6.500	10/15/13	A1	1,260,667
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,747,553

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
275,000		Medtronic, Inc	4.750	09/15/15	A1	262,084
125,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	152,652
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	242,000
500,000		Xerox Corp	7.625	06/15/13	Baa2	417,298
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,074,034

INSURANCE CARRIERS - 0.47%
275,000		Ace INA Holdings, Inc	5.875	06/15/14	A3	255,989
490,000		Aetna, Inc	6.500	09/15/18	A3	466,871
400,000		Chubb Corp	6.000	05/11/37	A2	382,166
550,000		Metlife, Inc	5.000	06/15/15	A2	515,180
275,000		Metlife, Inc	5.700	06/15/35	A2	223,939
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	234,521
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	224,657
		TOTAL INSURANCE CARRIERS				2,303,323

METAL MINING - 0.04%
255,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	209,100
		TOTAL METAL MINING				209,100

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
MOTION PICTURES - 0.32%
$ 275,000		Historic TW, Inc	6.625%	05/15/29	Baa2	$243,868
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,320,957
		TOTAL MOTION PICTURES				1,564,825

NONDEPOSITORY INSTITUTIONS - 3.39%
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	542,407
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	356,914
1,829,867		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,985,936
550,000		Capital One Financial Corp	5.700	09/15/11	A3	512,878
600,000		CIT Group, Inc	5.850	09/15/16	Baa1	422,478
300,000		Countrywide Financial Corp	6.250	05/15/16	Aa3	284,852
500,000	g	Drummond Co, Inc	7.375	02/15/16	B2	242,500
225,000		General Electric Capital Corp	5.875	02/15/12	Aaa	231,325
150,000		General Electric Capital Corp	6.000	06/15/12	Aaa	153,907
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aaa	2,659,855
300,000		General Electric Capital Corp	5.625	09/15/17	Aaa	301,783
400,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	418,758
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	630,185
1,500,000		HSBC Finance Corp	6.375	11/27/12	Aa3	1,467,570
415,000		International Lease Finance Corp	5.750	06/15/11	Baa1	302,653
275,000		International Lease Finance Corp	5.625	09/20/13	Baa1	183,638
250,000		International Lease Finance Corp	6.625	11/15/13	Baa1	168,447
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	278,971
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	335,334
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,096,550
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	541,365
200,000		Lender Processing Services, Inc	8.125	07/01/16	Ba2	178,250
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	250,054
275,000		MBNA Corp	6.125	03/01/13	Aa2	265,487
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	387,703
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	A1	292,602
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,342,484
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	57,816
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	561,210
		TOTAL NONDEPOSITORY INSTITUTIONS				16,453,912

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
150,000		Vulcan Materials Co	6.300	06/15/13	Baa2	132,753
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				132,753

OIL AND GAS EXTRACTION - 1.94%
500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	305,000
425,000		Baker Hughes, Inc	6.500	11/15/13	A2	448,393
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	257,572
300,000		BJ Services Co	5.750	06/01/11	Baa1	293,628
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	564,482
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	294,213
250,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	231,709
500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	382,500
725,000		Enterprise Products Operating LLC	9.750	01/31/14	Baa3	738,258
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	233,320

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Equitable Resources, Inc	5.150%	11/15/12	Baa1	$234,197
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	496,977
375,000		Husky Energy, Inc	6.800	09/15/37	Baa2	312,440
275,000		Nexen, Inc	5.050	11/20/13	Baa2	253,724
500,000		Nexen, Inc	5.650	05/15/17	Baa2	418,539
550,000		Nexen, Inc	6.400	05/15/37	Baa2	430,365
500,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	441,250
500,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	416,250
500,020	g	Qatar Petroleum	5.579	05/30/11	Aa2	467,110
100,000		Range Resources Corp	7.250	05/01/18	Ba3	83,500
750,000		Weatherford International, Inc	5.950	06/15/12	Baa1	712,708
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	585,260
300,000		XTO Energy, Inc	4.625	06/15/13	Baa2	272,440
500,000		XTO Energy, Inc	5.750	12/15/13	Baa2	485,366
100,000		XTO Energy, Inc	5.500	06/15/18	Baa2	90,528
		TOTAL OIL AND GAS EXTRACTION				9,449,729

PAPER AND ALLIED PRODUCTS - 0.26%
600,000		Cenveo Corp	7.875	12/01/13	B3	313,500
500,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	417,500
175,000		International Paper Co	7.400	06/15/14	Baa3	143,449
350,000		Kimberly-Clark Corp	6.625	08/01/37	A2	392,697
		TOTAL PAPER AND ALLIED PRODUCTS				1,267,146

PETROLEUM AND COAL PRODUCTS - 0.12%
500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	378,010
250,000		Valero Energy Corp	6.625	06/15/37	Baa2	183,876
		TOTAL PETROLEUM AND COAL PRODUCTS				561,886

PIPELINES, EXCEPT NATURAL GAS - 0.28%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	249,832
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	549,589
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	425,274
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	111,748
		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,336,443

PRIMARY METAL INDUSTRIES - 0.09%
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	258,278
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	164,084
		TOTAL PRIMARY METAL INDUSTRIES				422,362

PRINTING AND PUBLISHING - 0.25%
100,000		News America, Inc	7.250	05/18/18	Baa1	97,256
250,000		News America, Inc	7.625	11/30/28	Baa1	250,755
400,000		Thomson Corp	5.950	07/15/13	Baa1	372,411
550,000		Thomson Corp	5.700	10/01/14	Baa1	498,571
		TOTAL PRINTING AND PUBLISHING				1,218,993

RAILROAD TRANSPORTATION - 0.40%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	279,532
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	138,154
550,000		Canadian National Railway Co	4.400	03/15/13	A3	533,642
175,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	170,283

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 300,000		Norfolk Southern Corp	5.590%	05/17/25	Baa1	$268,892
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	564,666
		TOTAL RAILROAD TRANSPORTATION				1,955,169

SECURITY AND COMMODITY BROKERS - 1.41%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	268,484
250,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	273,964
750,000		Eaton Vance Corp	6.500	10/02/17	A3	664,570
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A3	192,212
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	572,122
600,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	551,191
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	247,673
625,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	592,608
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	116,490
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	304,451
150,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	141,577
500,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	50
250,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	240,312
925,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	967,573
500,000		Morgan Stanley	5.375	10/15/15	A2	430,404
900,000		Morgan Stanley	5.750	10/18/16	A2	756,245
500,000		Morgan Stanley	5.950	12/28/17	A2	414,991
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	132,750
		TOTAL SECURITY AND COMMODITY BROKERS				6,867,667

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
310,000		3M Co	4.375	08/15/13	Aa1	325,550
300,000		3M Co	5.700	03/15/37	Aa1	327,687
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				653,237

TOBACCO PRODUCTS - 0.18%
200,000		Philip Morris International, Inc	4.875	05/16/13	A2	200,572
550,000		Philip Morris International, Inc	6.875	03/17/14	NR	577,988
100,000		Philip Morris International, Inc	6.375	05/16/38	A2	104,007
		TOTAL TOBACCO PRODUCTS				882,567

TRANSPORTATION BY AIR - 0.11%
550,000		FedEx Corp	3.500	04/01/09	Baa2	548,110
		TOTAL TRANSPORTATION BY AIR				548,110

TRANSPORTATION EQUIPMENT - 0.67%
500,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	443,750
500,000		Harsco Corp	5.125	09/15/13	A3	508,820
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	596,325
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,163,083
350,000		United Technologies Corp	6.125	02/01/19	A2	374,463
150,000		United Technologies Corp	6.050	06/01/36	A2	157,781
		TOTAL TRANSPORTATION EQUIPMENT				3,244,222

WHOLESALE TRADE-DURABLE GOODS - 0.07%
500,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	330,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				330,000

		TOTAL CORPORATE BONDS				127,667,320
		(Cost $134,706,811 )

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
GOVERNMENT BONDS 52.88%

AGENCY SECURITIES - 3.29%
$ 650,000		Federal Farm Credit Bank (FFCB)	2.625%	04/21/11	Aaa	$668,832
8,000,000		Federal Home Loan Bank (FHLB)	3.625	09/16/11	Aaa	8,464,863
775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	800,465
600,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	Aaa	621,425
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,424,405
		TOTAL AGENCY SECURITIES				15,979,990

FOREIGN GOVERNMENT BONDS - 1.94%
500,000		China Development Bank	5.000	10/15/15	A1	500,247
250,000		China Government International Bond	4.750	10/29/13	A1	258,710
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	540,175
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	514,182
750,000		Federative Republic of Brazil	8.000	01/15/18	WR	840,000
225,000		Italy Government International Bond	5.375	06/12/17	NR	246,112
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,372,184
250,000	g	Korea Railroad Corp	5.375	05/15/13	A2	209,546
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	181,650
479,000		Mexico Government International Bond	5.875	01/15/14	Baa1	489,778
200,000		Mexico Government International Bond	6.750	09/27/34	Baa1	211,000
300,000		Mexico Government International Bond	6.050	01/11/40	Baa1	291,000
250,000		Panama Government International Bond	7.250	03/15/15	Ba1	255,000
100,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	99,500
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	517,057
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	644,632
600,000		Province of Ontario	3.125	09/08/10	Aa1	606,150
620,000		Province of Quebec Canada	4.625	05/14/18	Aa2	635,836
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	668,792
150,000		Republic of Ghana	8.500	10/04/17	NR	75,000
150,000	g	Republic of Ghana	8.500	10/04/17	NR	84,750
196,000		Russia Government International Bond	7.500	03/31/30	Baa1	170,943
		TOTAL FOREIGN GOVERNMENT BONDS				9,412,244

MORTGAGE BACKED - 35.30%
1,846,074		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,914,848
784,720		FHLMC	4.500	09/15/35		799,487
917,052	i	FHLMC	5.073	02/01/36		896,189
2,645,794	i	FHLMC	5.800	07/01/36		2,685,621
627,818	i	FHLMC	4.993	09/01/36		635,861
1,189,410	i	FHLMC	6.089	09/01/36		1,206,327
867,267	i	FHLMC	5.736	02/01/37		885,680
1,365,016	i	FHLMC	5.723	03/01/37		1,384,396
201,146	i	FHLMC	5.870	04/01/37		207,237
300,068	i	FHLMC	6.023	05/01/37		308,507
6,319,642	i	FHLMC	5.710	06/01/37		6,455,905
1,121,689	i	FHLMC	5.857	08/01/37		1,149,535

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 21,561	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000%	09/01/10	$22,087
92,853	FGLMC	6.500	12/01/16	96,471
1,025,501	FGLMC	5.500	01/01/19	1,060,744
1,714,072	FGLMC	4.500	07/01/20	1,757,153
645,499	FGLMC	4.500	09/01/20	661,722
604,916	FGLMC	5.000	10/01/20	622,578
1,295,456	FGLMC	5.500	10/01/20	1,337,142
70,792	FGLMC	7.000	10/01/20	74,460
518,215	FGLMC	4.500	06/01/21	531,240
1,203,405	FGLMC	5.500	08/01/21	1,241,189
253,340	FGLMC	6.500	01/01/29	265,294
3,572,103	FGLMC	5.500	12/01/33	3,672,308
3,107,513	FGLMC	7.000	12/01/33	3,265,781
2,061,035	FGLMC	5.000	01/01/34	2,111,360
976,231	FGLMC	4.500	10/01/34	992,234
700,543	FGLMC	5.500	12/01/34	718,415
1,578,318	FGLMC	5.500	03/01/35	1,617,596
2,056,218	FGLMC	6.000	05/01/35	2,120,883
850,194	FGLMC	7.000	05/01/35	893,495
2,534,410	FGLMC	5.500	06/01/35	2,597,482
1,241,558	FGLMC	5.500	06/01/35	1,272,456
766,937	FGLMC	5.000	11/01/35	784,825
780,282	FGLMC	7.000	01/01/36	814,113
790,040	FGLMC	5.500	04/01/36	809,578
129,554	FGLMC	6.500	05/01/36	134,716
694,096	FGLMC	6.500	10/01/36	721,752
908,226	FGLMC	5.500	01/01/37	930,687
1,699,143	FGLMC	5.500	04/01/37	1,741,067
138,545	FGLMC	6.000	09/01/37	142,873
2,960,379	FGLMC	5.000	12/01/37	3,028,797
1,948,977	FGLMC	5.000	04/01/38	1,993,826
754,587	FGLMC	5.000	04/01/38	771,951
919,261	FGLMC	6.500	05/01/38	955,744
1,948,154	FGLMC	5.500	07/01/38	1,996,028
11,510	FGLMC	8.000	1/1/12031	12,209
44,975	Federal National Mortgage Association (FNMA)	5.000	06/01/13	46,268
2,229,547	FNMA	4.777	02/01/14	2,267,849
2,820,254	FNMA	4.640	11/01/14	2,843,945
408,547	FNMA	4.564	01/01/15	411,522
184,377	FNMA	6.500	10/01/16	191,834
81,415	FNMA	6.500	11/01/16	84,708
546,219	FNMA	5.000	12/01/17	565,580
130,994	FNMA	6.500	02/01/18	136,108
360,095	FNMA	5.500	04/01/18	372,695
138,518	FNMA	5.500	05/01/18	143,321
163,797	FNMA	6.000	01/01/19	170,208
1,000,000	FNMA	4.000	02/25/19	961,428
1,226,477	FNMA	4.500	04/01/19	1,258,453
433,870	FNMA	5.000	03/01/20	447,894
145,551	FNMA	4.500	12/01/20	149,164
636,998	FNMA	5.000	03/01/21	657,587

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 38,337		FNMA	8.000%	03/01/23	$40,626
1,000,000		FNMA	5.000	01/25/24	1,026,250
638,237		FNMA	5.500	02/01/24	656,607
1,475,301		FNMA	5.500	07/01/24	1,516,921
3,506,388		FNMA	5.000	10/01/25	3,592,175
21,519		FNMA	9.000	11/01/25	23,540
21,036		FNMA	7.500	01/01/29	22,326
404,862		FNMA	7.000	07/01/32	428,421
174,920		FNMA	5.000	02/01/33	179,055
791,245		FNMA	4.500	03/25/33	808,491
1,010,669		FNMA	5.500	06/01/33	1,038,506
454,076		FNMA	5.000	07/01/33	464,809
2,835,717		FNMA	5.500	07/01/33	2,913,820
1,278,784		FNMA	4.500	08/01/33	1,300,000
1,290,889		FNMA	4.500	10/01/33	1,312,306
542,241		FNMA	5.000	10/01/33	555,058
567,902		FNMA	5.000	10/01/33	581,326
1,055,163		FNMA	5.000	11/01/33	1,080,103
1,078,563		FNMA	5.000	11/01/33	1,104,056
414,530		FNMA	5.500	12/01/33	425,947
677,654		FNMA	5.500	12/01/33	696,319
460,067		FNMA	5.500	12/01/33	472,738
570,778		FNMA	5.500	01/01/34	586,498
270,379		FNMA	5.000	03/01/34	276,770
1,104,594		FNMA	5.000	03/01/34	1,130,703
221,986		FNMA	5.000	03/01/34	227,232
2,235,681		FNMA	5.000	03/01/34	2,288,525
270,124		FNMA	5.000	03/01/34	276,508
1,756,220		FNMA	5.000	04/01/34	1,796,633
4,223,681		FNMA	5.000	08/01/34	4,322,671
812,697		FNMA	6.000	08/01/34	839,271
215,272		FNMA	6.000	12/01/34	222,143
266,026		FNMA	6.000	12/01/34	274,517
657,215		FNMA	5.500	01/01/35	674,906
1,466,919		FNMA	5.500	02/01/35	1,507,322
1,665,117		FNMA	5.500	04/01/35	1,709,938
545,932		FNMA	6.000	04/01/35	563,357
4,027,805		FNMA	5.500	05/01/35	4,133,708
3,176,744		FNMA	5.500	05/01/35	3,260,268
2,587,466		FNMA	6.000	05/01/35	2,667,221
101,337		FNMA	7.500	06/01/35	107,397
587,742		FNMA	6.000	07/01/35	605,858
899,594		FNMA	5.000	08/01/35	919,732
1,122,661		FNMA	5.500	09/01/35	1,153,582
248,917		FNMA	5.000	10/01/35	254,489
3,012,090		FNMA	5.000	10/01/35	3,079,520
876,321		FNMA	5.500	10/01/35	899,361
841,877		FNMA	5.500	12/01/35	864,012
1,607,381		FNMA	5.000	04/01/36	1,643,113
2,373,618		FNMA	6.000	04/01/36	2,446,411
525,781		FNMA	6.500	04/01/36	546,730
1,964,232	i	FNMA	5.948	07/01/36	2,008,952
4,772,479	i	FNMA	5.732	09/01/36	4,851,231

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 536,760		FNMA	6.500%	09/01/36	$558,146
2,368,486	i	FNMA	5.781	12/01/36	2,420,957
856,409		FNMA	6.500	12/01/36	877,038
424,874		FNMA	7.000	02/01/37	445,349
888,964		FNMA	6.500	03/01/37	924,383
81,144		FNMA	7.000	04/01/37	85,055
1,824,302		FNMA	6.000	06/01/37	1,880,147
992,204		FNMA	6.000	07/01/37	1,022,576
215,274		FNMA	6.000	08/01/37	221,863
331,875		FNMA	6.500	08/01/37	345,080
295,850		FNMA	6.500	08/01/37	307,621
78,707		FNMA	6.000	09/01/37	81,116
99,575		FNMA	6.000	09/01/37	102,623
133,803		FNMA	6.000	09/01/37	137,899
121,099		FNMA	6.000	09/01/37	124,805
217,159		FNMA	6.500	09/01/37	225,799
573,977		FNMA	6.500	09/01/37	596,815
1,193,299		FNMA	6.500	09/01/37	1,240,777
1,078,068		FNMA	6.500	09/01/37	1,120,961
418,502	i	FNMA	5.908	10/01/37	444,131
102,678		FNMA	6.000	10/01/37	105,822
601,161		FNMA	7.000	03/01/38	630,160
373,393		FNMA	7.000	03/01/38	391,404
282,825		FNMA	7.000	03/01/38	296,468
5,000,000		FNMA	6.000	01/25/39	5,146,875
15,330		Government National Mortgage Association (GNMA)	6.500	09/15/23	15,996
42,582		GNMA	7.500	11/15/23	45,133
5,919		GNMA	7.500	08/15/28	6,272
61,776		GNMA	6.500	12/15/28	64,932
126,693		GNMA	6.500	03/15/29	133,165
45,257		GNMA	8.500	10/20/30	48,735
13,714		GNMA	7.000	06/20/31	14,433
157,995		GNMA	5.000	02/15/33	162,677
1,870,988		GNMA	5.000	09/15/33	1,926,430
401,124		GNMA	5.500	11/20/33	413,421
1,688,518		GNMA	5.500	02/20/35	1,738,379
592,044		GNMA	5.500	03/20/35	609,527
496,314		GNMA	6.000	10/20/36	511,818
500,799		GNMA	6.000	01/20/37	516,232
1,395,442		GNMA	6.000	12/15/37	1,442,307
991,531		GNMA	5.500	07/15/38	1,023,519
990,583		GNMA	5.500	07/20/38	1,019,450
624,219		GNMA	6.000	08/15/38	645,183
519,180		GNMA	6.000	08/20/38	535,158
2,000,000		GNMA	5.500	01/15/39	2,059,376
1,000,000		GNMA	6.000	01/15/39	1,031,562
499,053		GNMA	6.230	09/15/43	503,392
		TOTAL MORTGAGE BACKED			171,587,359

U.S. TREASURY SECURITIES - 12.35%
8,302,000		United States Treasury Bond	8.000	11/15/21	12,587,907
6,600,000		United States Treasury Bond	5.250	02/15/29	8,752,220

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 507,000		United States Treasury Bond	4.500%	02/15/36		$673,597
1,929,000		United States Treasury Bond	5.000	05/15/37		2,794,940
852,000		United States Treasury Bond	4.375	02/15/38		1,141,148
2,130,000		United States Treasury Bond	4.500	05/15/38		2,907,118
670,000		United States Treasury Note	1.750	03/31/10		681,018
75,000		United States Treasury Note	1.500	10/31/10		76,119
1,500,000		United States Treasury Note	1.750	11/15/11		1,534,215
675,000		United States Treasury Note	1.125	12/15/11		678,006
2,600,000		United States Treasury Note	3.375	07/31/13		2,839,892
1,225,000		United States Treasury Note	3.125	08/31/13		1,320,799
375,000		United States Treasury Note	2.750	10/31/13		398,672
5,862,000		United States Treasury Note	2.000	11/30/13		6,014,049
3,142,000		United States Treasury Note	1.500	12/31/13		3,134,880
838,000		United States Treasury Note	4.250	08/15/14		963,176
240,000		United States Treasury Note	4.000	08/15/18		277,144
10,760,000		United States Treasury Note	3.750	11/15/18		12,180,642
2,000,000	j	United States Treasury Strip Principal		08/15/27		1,110,176
		TOTAL U.S. TREASURY SECURITIES				60,065,718

		TOTAL GOVERNMENT BONDS				257,045,311
		(Cost $244,659,984 )

		TOTAL BONDS				384,712,631
		(Cost $379,666,795 )

STRUCTURED ASSETS - 11.75%

ASSET BACKED - 6.23%
186,350	g,i	AQ Finance NIM Trust
		Series - 2004 RN2	3.407	04/25/09	Aa3	175,951
74,667	g,i,m,v	AQ Finance NIM Trust
		Series - 2004 RN3	3.387	05/25/09	Aa3	70,792
1,826,117		Centex Home Equity
		Series - 2002 A (Class AF6)	5.540	01/25/32	Aaa	1,603,784
705,000		Centex Home Equity
		Series - 2004 C (Class AF5)	5.980	06/25/34	Aaa	578,592
750,868	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1M1)	5.700	02/25/35	Aa2	440,234
750,868	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	256,785
682,305		CIT Group Home Equity Loan Trust
		Series - 2002 2 (Class MF2)	6.390	12/25/30	A3	114,870
469,385		CIT Group Home Equity Loan Trust
		Series - 2002 2 (Class BF)	6.830	06/25/33	Ba1	21,194
140,787	i	Countrywide Home Equity Loan Trust
		Series - 2004 B (Class 1A)	4.780	02/15/29	B3	70,514
176,418	g	Credit-Based Asset Servicing and Securitization LLC
		Series - 2007 MX1 (Class A1)	6.159	12/25/36	Aaa	165,207
3,000,000	g	Flagstar Home Equity Loan Trust
		Series - 2007 1A (Class AF3)	5.781	01/25/35	Baa1	1,692,441
2,650,000		GMAC Mortgage Corporation Loan Trust
		Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	2,408,933

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,650,000		GMAC Mortgage Corporation Loan Trust
		Series - 2006 HLTV (Class A4)	5.810%	10/25/29	Baa3	$1,918,462
172,780	i	GSAA Trust
		Series - 2004 3 (Class AF3)	5.691	04/25/34	Aaa	171,793
239,486		HFC Home Equity Loan Asset Backed Certificates
		Series - 2006 4 (Class A1F)	5.790	03/20/36	Aaa	232,393
882,657		HFC Home Equity Loan Asset Backed Certificates
		Series - 2007 1 (Class A1F)	5.910	03/20/36	Aaa	820,359
2,041,565	g	JPMorgan Auto Receivables Trust
		Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	2,023,559
1,089,304	g	Marriott Vacation Club Owner Trust
		Series - 2006 1A (Class A)	5.737	04/20/28	Aaa	889,791
286,440	g	Marriott Vacation Club Owner Trust
		Series - 2007 1A (Class A)	5.518	05/20/29	Aaa	227,078
85,614	g,m,v	New York City Tax Lien
		Series - 2006 AA (Class A)	5.930	11/10/19	Aaa	85,346
1,000,000		Renaissance Home Equity Loan Trust
		Series - 2006 3 (Class AF3)	5.586	11/25/36	Aaa	758,275
869,500		Residential Asset Mortgage Products, Inc
		Series - 2003 RZ5 (Class A7)	4.970	09/25/33	Aaa	626,612
5,000,000	i	Residential Asset Mortgage Products, Inc
		Series - 2004 RS11 (Class M1)	3.827	11/25/34	Aa1	2,798,144
429,306	i	Residential Asset Securities Corp
		Series - 2001 KS2 (Class AI6)	6.489	10/25/30	Aaa	348,116
250,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI5 (Class A2)	5.520	04/25/21	Aa1	203,415
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI2 (Class A3)	5.790	02/25/36	Aa3	3,768,111
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI3 (Class A3)	5.960	02/25/36	Aa3	566,556
500,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI1 (Class M1)	6.010	02/25/36	Aa1	301,501
1,500,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	610,016
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI4 (Class A3)	5.440	09/25/36	Aa3	1,907,770
859,646		Saxon Asset Securities Trust
		Series - 2002 2 (Class AF6)	6.120	11/25/30	Aaa	834,458
1,277,891	g,m,v	Sierra Receivables Funding Co
		Series - 2006 1A (Class A1)	5.840	05/20/18	A2	1,029,772
1,391,757	g,m,v	Wachovia Amortization Controlled Heloc NIM
		Series - 2006 N1 (Class N1)	5.683	08/12/47	A3	1,288,262
1,013,658	g	Wachovia Auto Loan Owner Trust
		Series - 2006 2A (Class A3)	5.230	08/22/11	Aaa	1,002,787
318,761	g,i	Wachovia Loan Trust
		Series - 2005 SD1 (Class A)	3.567	05/25/35	NR	262,690
		TOTAL ASSET BACKED				30,274,563

OTHER MORTGAGE BACKED - 5.52%
350,000	i	Banc of America Commercial Mortgage, Inc
		Series - 2007 2 (Class A2)	5.634	04/10/49	NR	274,361
505,283		Banc of America Mortgage Securities, Inc
		Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	474,341
167,994		Bank of America Alternative Loan Trust
		Series - 2004 8 (Class 3A1)	5.500	09/25/19	Aaa	164,581

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 700,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 PW14 (Class A4)	5.201%	12/11/38	NR	$571,047
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 PW13 (Class A4)	5.540	09/11/41	NR	921,700
600,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 T24 (Class A4)	5.537	10/12/41	Aaa	502,271
365,000	i	Bear Stearns Commercial Mortgage Securities
		Series - 2007 T28 (Class AJ)	5.990	09/11/42	NR	96,440
1,300,000		Citicorp Mortgage Securities, Inc
		Series - 2005 4 (Class 1A7)	5.500	07/25/35	Aa1	922,950
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series - 2006 CD3 (Class A5)	5.617	10/15/48	Aaa	876,113
350,000	i	Commercial Mortgage Load Trust
		Series - 2008 LS1 (Class AM)	6.020	12/10/49	Aaa	162,718
664,326		Countrywide Alternative Loan Trust
		Series - 2004 30CB (Class 1A15)	5.500	08/25/16	Aaa	608,383
500,000		Countrywide Alternative Loan Trust
		Series - 2004 29CB (Class A7)	5.375	01/25/35	NR	383,376
1,800,000		Countrywide Alternative Loan Trust
		Series - 2005 42CB (Class A12)	5.500	10/25/35	Aa1	1,118,275
630,864		Countrywide Home Loan Mortgage Pass Through Trust
		Series - 2005 17 (Class 1A10)	5.250	09/25/35	NR	504,584
68,675	g,i	Credit Suisse Mortgage Capital Certificates
		Series - 2006 TF2A (Class A1)	4.660	10/15/21	Aaa	55,011
1,250,000		Credit Suisse Mortgage Capital Certificates
		Series - 2006 C5 (Class A3)	5.311	12/15/39	Aaa	969,906
550,000	i	Credit Suisse Mortgage Capital Certificates
		Series - 2007 C1 (Class AJ)	5.457	02/15/40	Aaa	136,631
1,250,000	i	Credit Suisse Mortgage Capital Certificates
		Series - 2007 C2 (Class A3)	5.542	01/15/49	Aaa	827,918
1,968,309	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate
		Series - 2006 HC1A (Class A1)	4.750	05/15/23	Aaa	1,575,837
277,894	i	GE Capital Commercial Mortgage Corp
		Series - 2005 C4 (Class AM)	5.334	11/10/45	Aaa	165,524
1,000,000		Greenwich Capital Commercial Funding Corp
		Series - 2007 GG11 (Class A2)	5.597	12/10/49	NR	732,529
835,000		Greenwich Capital Commercial Funding Corp
		Series - 2007 GG11 (Class A4)	5.736	12/10/49	NR	623,399
500,000		GS Mortgage Securities Corp II
		Series - 2006 GG8 (Class A4)	5.560	11/10/39	Aaa	396,597
1,000,000	i	GS Mortgage Securities Corp II
		Series - 2007 GG10 (Class AM)	5.799	08/10/45	Aaa	457,955
1,175,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2006 FL1A (Class A2)	4.740	02/15/20	Aaa	701,659
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2003 CB6 (Class A2)	5.255	07/12/37	Aaa	906,446
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2006 LDP7 (Class A2)	5.861	04/15/45	Aaa	641,395
1,100,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2007 CB18 (Class A4)	5.440	06/12/47	Aaa	793,732
378,000	i	LB-UBS Commercial Mortgage Trust
		Series - 2008 C1 (Class A2)	6.317	04/15/41	Aaa	290,395

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 402,386	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust
		Series - 2006 LLFA (Class A1)	4.640%	09/15/21	Aaa	$300,483
177,636		MASTR Asset Securitization Trust
		Series - 2005 2 (Class 3A1)	5.000	10/25/20	Aaa	155,653
241,897	i	Merrill Lynch Mortgage Trust
		Series - 2005 CIP1 (Class AM)	5.107	07/12/38	Aaa	144,199
275,000	i	Merrill Lynch Mortgage Trust
		Series - 2006 C1 (Class A4)	5.657	05/12/39	NR	223,959
295,000	i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class AM)	6.266	02/12/51	Aaa	138,488
480,000	i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class AJ)	6.266	02/12/51	Aaa	128,463
220,000	g,i	Merrill Lynch Mortgage Trust
		Series - 2008 C1 (Class C)	6.460	02/12/51	Aa2	40,800
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2006 1 (Class A4)	5.424	02/12/39	NR	201,341
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2007 8 (Class AM)	5.957	08/12/49	NR	170,571
295,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series - 2007 9 (Class AM)	5.856	09/12/49	NR	134,205
1,072,637		Morgan Stanley Capital I
		Series - 2005 HQ5 (Class A2)	4.809	01/14/42	NR	1,039,321
250,000	i	Morgan Stanley Capital I
		Series - 2006 IQ11 (Class AJ)	5.776	10/15/42	NR	77,805
1,100,000		Morgan Stanley Capital I
		Series - 2006 IQ12 (Class A2)	5.283	12/15/43	NR	901,190
500,000		Morgan Stanley Capital I
		Series - 2007 HQ11 (Class A31)	5.439	02/12/44	Aaa	342,157
420,000		Morgan Stanley Capital I
		Series - 2007 IQ13 (Class A4)	5.364	03/15/44	NR	308,895
100,000	i	Morgan Stanley Capital I
		Series - 2006 HQ9 (Class A4)	5.731	07/12/44	NR	77,406
940,000		Residential Accredit Loans, Inc
		Series - 2005 QS6 (Class A7)	5.750	05/25/35	Aa1	556,153
400,000		Residential Accredit Loans, Inc
		Series - 2005 QS17 (Class A1)	6.000	12/25/35	Aaa	186,592
530,000	g,i	Wachovia Bank Commercial Mortgage Trust
		Series - 2006 WL7A (Class A2)	4.680	09/15/21	Aaa	332,195
100,000		Wachovia Bank Commercial Mortgage Trust
		Series - 2007 C30 (Class AM)	5.383	12/15/43	Aaa	45,200
750,000		Wachovia Bank Commercial Mortgage Trust
		Series - 2007 C31 (Class A2)	5.421	04/15/47	Aaa	581,784
3,623,132		Washington Mutual, Inc
		Series - 2003 S10 (Class A1)	4.500	10/25/18	NR	3,521,231
630,378	i	Wells Fargo Mortgage Backed Securities Trust
		Series - 2006 AR2 (Class 2A3)	5.106	03/25/36	NR	394,206
		TOTAL OTHER MORTGAGE BACKED				26,858,371

		TOTAL STRUCTURED ASSETS				57,132,934
		(Cost $80,392,857 )

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	RATING†	VALUE
PREFERRED STOCKS - 0.07%

DEPOSITORY INSTITUTIONS - 0.05%
14,000		Bank of America Corp	6.204%	12/30/49	A1	$210,420
		Total DEPOSITORY INSTITUTIONS				210,420

NONDEPOSITORY INSTITUTIONS - 0.02%
38,322		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	14,946
110,728		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	91,904
		Total NONDEPOSITORY INSTITUTIONS				106,850

		TOTAL PREFERRED STOCKS				317,270
		(Cost $4,076,250 )

TIAA-CREF MUTUAL FUND- 0.66%
449,638		TIAA-CREF High-Yield Fund				3,210,417
		TOTAL TIAA-CREF MUTUAL FUND				3,210,417
		(Cost $4,531,710 )

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.83%

COMMERCIAL PAPER - 2.10%
$ 2,380,000	g	Danske Corp		02/11/09		2,378,151
2,820,000		Societe Generale North America, Inc		01/13/09		2,819,644
5,000,000		UBS Finance (Delaware) LLC		01/30/09		4,997,958
						10,195,753

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.73%
15,790,000		Federal Home Loan Bank (FHLB)		01/22/09		15,790,000
11,915,000		Federal Home Loan Mortgage Corp (FHLMC)		04/01/09		11,910,580
5,000,000		Federal National Mortgage Association (FNMA)		01/05/09		5,000,000
						32,700,580

		TOTAL SHORT-TERM INVESTMENTS				42,896,333
		(Cost $42,895,821)

		TOTAL INVESTMENTS - 100.45%				488,269,585
		(Cost $511,263,433 )

		OTHER ASSETS AND LIABILITIES, NET - (0.45)%				(2,182,059)
		NET ASSETS - 100.00%				$486,087,526

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company
		LP - Limited Partnership
		NR - Not rated by Moody's
		plc - Public Limited Company
		WR-Withdrawn Rating

TIAA-CREF FUNDS - Bond Plus Fund

†	As provided by Moody's Investors Services
g	Security is exempt from registration under Rule 144(A) of the Securities
Act of 1933 and may be resold in transactions exempt from registration to
At December 31, 2008 the value of these securities amounted to 28,916,590 or 5.95% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.
v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $2,474,172 which represents 0.51% of net assets.

At December 31, 2008, the net unrealized depreciation on investment was $22,993,848, consisting of gross unrealized appreciation of $15,962,278 and gross unrealized depreciation of $38,956,126.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND (formerly SHORT-TERM BOND FUND II)
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 85.85%

CORPORATE BONDS - 21.65%

AMUSEMENT AND RECREATION SERVICES - 0.54%
$ 350,000	Walt Disney Co	5.700%	07/15/11	A2	$371,343
1,000,000	Walt Disney Co	4.700	12/01/12	A2	1,029,182
	TOTAL AMUSEMENT AND RECREATION SERVICES				1,400,525

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
500,000	Home Depot, Inc	3.750	09/15/09	Baa1	495,262
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				495,262

BUSINESS SERVICES - 0.34%
500,000	Daimler Finance North America LLC	5.880	03/15/11	A3	436,000
100,000	Daimler Finance North America LLC	5.750	09/08/11	A3	84,454
250,000	Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	222,500
125,000	Oracle Corp	4.950	04/15/13	A2	128,873
	TOTAL BUSINESS SERVICES				871,827

CHEMICALS AND ALLIED PRODUCTS - 1.11%
100,000	Abbott Laboratories	5.600	05/15/11	A1	105,585
200,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	192,026
1,000,000	Clorox Co	5.450	10/15/12	Baa2	995,067
1,000,000	GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,003,057
300,000	Lubrizol Corp	4.630	10/01/09	Baa2	294,671
250,000	Procter & Gamble Co	4.600	01/15/14	Aa3	261,976
	TOTAL CHEMICALS AND ALLIED PRODUCTS				2,852,382

COMMUNICATIONS - 0.78%
250,000	Allbritton Communications Co	7.750	12/15/12	B2	122,813
100,000	AT&T Corp	7.300	11/15/11	A2	103,897
125,000	AT&T, Inc	6.700	11/15/13	A2	132,415
500,000	Qwest Communications International, Inc	7.250	02/15/11	Ba3	434,999
295,000	Rogers Wireless, Inc	8.000	12/15/12	Ba1	282,463
600,000	Time Warner Cable, Inc	5.400	07/02/12	Baa2	560,247
200,000	Verizon Communications, Inc	4.350	02/15/13	A3	193,437
200,000	Viacom, Inc	5.750	04/30/11	Baa3	181,638
	TOTAL COMMUNICATIONS				2,011,909

DEPOSITORY INSTITUTIONS - 4.85%
1,500,000	Banco Nacional de Comercio Exterior SNC	3.880	01/21/09	A1	1,494,300
300,000	Bank of America Corp	4.900	05/01/13	Aa2	297,151
600,000	Citigroup, Inc	5.100	09/29/11	A2	579,228
2,000,000	Citigroup, Inc	5.300	10/17/12	A2	1,927,451
130,000	Credit Suisse	5.000	05/15/13	Aa1	125,116
250,000	Deutsche Bank AG.	4.880	05/20/13	Aa1	245,448
1,100,000	Eksportfinans A/S	5.000	02/14/12	Aa1	1,149,866

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,250,000		JPMorgan Chase & Co	3.500%	03/15/09	Aa2	$1,250,121
500,000	p	KeyBank NA	3.200	06/15/12	Aaa	519,482
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	704,798
750,000	p	New York Community Bank	3.000	12/16/11	Aaa	770,108
250,000		Popular North America, Inc	5.650	04/15/09	A3	247,678
1,500,000	p	Regions Bank	3.250	12/09/11	Aaa	1,560,541
1,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	1,025,861
625,000		Wachovia Corp	5.300	10/15/11	A1	602,766
		TOTAL DEPOSITORY INSTITUTIONS				12,499,915

ELECTRIC, GAS, AND SANITARY SERVICES - 1.93%
500,000		Alabama Power Co	5.800	11/15/13	A2	520,372
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	272,774
250,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	269,597
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	517,117
250,000		Georgia Power Co	6.000	11/01/13	A2	262,785
125,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	130,417
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,240,007
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	588,179
350,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	356,241
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	585,383
250,000		Veolia Environnement	5.250	06/03/13	A3	231,845
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				4,974,717

FABRICATED METAL PRODUCTS - 0.39%
1,000,000		Stanley Works	5.000	03/15/10	A2	995,499
		TOTAL FABRICATED METAL PRODUCTS				995,499

FOOD AND KINDRED PRODUCTS - 0.52%
200,000		Bottling Group LLC	4.630	11/15/12	Aa2	202,230
440,000		Diageo Finance BV	3.880	04/01/11	A3	425,478
600,000	g	Dr. Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	591,023
125,000		General Mills, Inc	5.250	08/15/13	Baa1	125,753
		TOTAL FOOD AND KINDRED PRODUCTS				1,344,484

FOOD STORES - 0.17%
300,000		Safeway, Inc	4.950	08/16/10	Baa2	296,772
150,000		Safeway, Inc	6.250	03/15/14	Baa2	150,778
		TOTAL FOOD STORES				447,550

HOLDING AND OTHER INVESTMENT OFFICES - 0.83%
150,000		Boston Properties LP	6.250	01/15/13	Baa2	111,354
1,500,000		International Finance Corp	5.130	05/02/11	Aaa	1,583,364
525,000		Simon Property Group LP	5.600	09/01/11	A3	438,823
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,133,541

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.41%
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,043,433
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,043,433

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
250,000		Xerox Corp	7.630	06/15/13	Baa2	208,649
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				208,649

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
INSURANCE CARRIERS - 0.38%
$ 1,000,000		Prudential Financial, Inc	5.800%	06/15/12	A3	$754,403
250,000		United Health Group, Inc	4.880	02/15/13	Baa1	233,406
		TOTAL INSURANCE CARRIERS				987,809

METAL MINING - 0.06%
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	159,303
		TOTAL METAL MINING				159,303

MISCELLANEOUS RETAIL - 0.39%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,003,458
		TOTAL MISCELLANEOUS RETAIL				1,003,458

NONDEPOSITORY INSTITUTIONS - 5.50%
250,000		American Express Centurion Bank	5.550	10/17/12	A1	237,486
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	Aa3	1,232,744
4,700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,840,529
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	611,853
100,000		Capital One Financial Corp	5.700	09/15/11	A3	93,251
1,000,000	i	Countrywide Financial Corp	2.950	05/07/12	Aa2	866,606
500,000	g	FIA Card Services NA	7.130	11/15/12	Aa1	511,238
1,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,211,895
500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	456,138
172,000		International Lease Finance Corp	5.750	06/15/11	Baa1	125,437
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,572,382
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	270,682
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	250,054
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	925,851
1,000,000		Western Financial Bank	9.630	05/15/12	Aa3	985,210
		TOTAL NONDEPOSITORY INSTITUTIONS				14,191,356

OIL AND GAS EXTRACTION - 0.92%
200,000		Baker Hughes, Inc	6.500	11/15/13	A2	211,009
250,000		BJ Services Co	5.750	06/01/11	Baa1	244,690
150,000		Enterprise Products Operating LLC	9.750	01/31/14	Baa3	152,743
850,000		Enterprise Products Operating LP	4.630	10/15/09	Baa3	823,260
638,914	g	Qatar Petroleum	5.580	05/30/11	Aa2	596,863
250,000		XTO Energy, Inc	4.630	06/15/13	Baa2	227,033
125,000		XTO Energy, Inc	5.750	12/15/13	Baa2	121,341
		TOTAL OIL AND GAS EXTRACTION				2,376,939

PIPELINES, EXCEPT NATURAL GAS - 0.53%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	749,497
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	624,532
		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,374,029

PRIMARY METAL INDUSTRIES - 0.07%
250,000		ArcelorMittal	5.380	06/01/13	Baa2	188,537
		TOTAL PRIMARY METAL INDUSTRIES				188,537

PRINTING AND PUBLISHING - 0.35%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	909,356
		TOTAL PRINTING AND PUBLISHING				909,356

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
RAILROAD TRANSPORTATION - 0.23%
$ 500,000		Canadian National Railway Co	4.950%	01/15/14	A3	$490,054
100,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	97,305
		TOTAL RAILROAD TRANSPORTATION				587,359

SECURITY AND COMMODITY BROKERS - 0.80%
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	192,212
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	619,799
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	50
1,250,000		Merrill Lynch & Co, Inc	4.130	09/10/09	A2	1,239,162
		TOTAL SECURITY AND COMMODITY BROKERS				2,051,223

TOBACCO PRODUCTS - 0.16%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	150,429
250,000		Philip Morris International, Inc	6.880	03/17/14	NR	262,722
		TOTAL TOBACCO PRODUCTS				413,151

TRANSPORTATION BY AIR - 0.12%
300,000		FedEx Corp	3.500	04/01/09	Baa2	298,969
		TOTAL TRANSPORTATION BY AIR				298,969

		TOTAL CORPORATE BONDS				55,821,182
		(Cost $57,663,839)

GOVERNMENT BONDS 64.20%

AGENCY SECURITIES - 25.63%
4,400,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	4,527,481
750,000		FFCB	4.130	04/15/09	Aaa	758,174
3,000,000		Federal Home Loan Bank (FHLB)	5.380	08/19/11	Aaa	3,296,526
8,000,000		FHLB	3.630	09/16/11	Aaa	8,464,864
1,000,000		FHLB	2.380	04/30/10	Aaa	1,020,339
3,000,000		FHLB	3.380	06/24/11	Aaa	3,139,365
2,700,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	2,890,034
2,000,000		FHLMC	3.250	07/16/10	Aaa	2,065,716
6,500,000		FHLMC	4.880	02/09/10	Aaa	6,768,476
500,000		FHLMC	3.750	02/27/09	Aaa	502,468
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,850,757
250,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	Aaa	258,927
3,000,000		FNMA	2.880	10/12/10	Aaa	3,094,377
2,000,000		FNMA	3.630	02/12/13	Aaa	2,116,638
3,000,000		FNMA	5.380	08/15/09	Aaa	3,090,006
3,000,000		FNMA	4.630	12/15/09	Aaa	3,107,307
5,900,000		FNMA	7.130	06/15/10	Aaa	6,398,904
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,663,817
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	2,083,732
		TOTAL AGENCY SECURITIES				66,097,908

FOREIGN GOVERNMENT BONDS - 1.42%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	260,074
100,000		China Government International Bond	4.750	10/29/13	A1	103,484

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,000,000		Federal Republic of Germany	3.880%	06/01/10	Aaa	$1,028,363
100,000	g	Korea Railroad Corp	5.380	05/15/13	A2	83,819
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,034,113
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	537,194
600,000		Province of Ontario	3.130	09/08/10	Aa1	606,150
		TOTAL FOREIGN GOVERNMENT BONDS				3,653,197

MORTGAGE BACKED - 0.87%
601,981		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		624,407
551,931		FHLMC	5.130	10/15/15		559,940
410,201		FHLMC	5.500	01/01/19		424,298
441,315		FHLMC	5.500	01/01/19		456,481
103,050		FHLMC	6.000	12/01/17		106,707
67,463		Federal National Mortgage Association (FNMA)	5.000	06/01/13		69,402
		TOTAL MORTGAGE BACKED				2,241,235

U.S. TREASURY SECURITIES - 36.28%
3,202,890	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12		3,123,317
6,000,000		United States Treasury Note	2.000	02/28/10		6,108,048
2,901,000		United States Treasury Note	1.500	10/31/10		2,944,289
1,500,000		United States Treasury Note	1.750	11/15/11		1,534,215
2,500,000		United States Treasury Note	4.500	11/30/11		2,753,710
1,375,000		United States Treasury Note	1.130	12/15/11		1,381,123
21,211,000		United States Treasury Note	4.630	12/31/11		23,489,528
3,700,000		United States Treasury Note	3.380	07/31/13		4,041,384
7,395,000		United States Treasury Note	3.130	09/30/13		7,979,087
30,990,000		United States Treasury Note	2.750	10/31/13		32,946,244
4,649,000		United States Treasury Note	2.000	11/30/13		4,769,586
2,491,000		United States Treasury Note	1.500	12/31/13		2,485,355
		TOTAL U.S. TREASURY SECURITIES				93,555,886

		TOTAL GOVERNMENT BONDS				165,548,226
		(Cost $156,886,063)

		TOTAL BONDS				221,369,408
		(Cost $214,549,902)

STRUCTURED ASSETS - 7.08%

ASSET BACKED - 5.61%
236,244		Aames Mortgage Trust
		Series - 2002 1 (Class A3)	6.900	06/25/32	Aaa	232,330
55,677		Asset Backed Funding Corp NIM Trust
		Series - 2006 WMC1 (Class N1)	5.900	07/26/35	NR	6
243,482		Centex Home Equity
		Series - 2002 A (Class AF6)	5.540	01/25/32	Aaa	213,838
1,354,732		Centex Home Equity
		Series - 2004 D (Class MF2)	5.560	09/25/34	Aa3	581,680
375,434	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1M2)	5.700	02/25/35	A2	177,034
375,434	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series - 2004 2 (Class 1B)	5.700	02/25/35	Baa2	128,392

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 682,305		CIT Group Home Equity Loan Trust
		Series - 2002 2 (Class MF2)	6.390%	12/25/30	A3	$114,870
469,385		CIT Group Home Equity Loan Trust
		Series - 2002 2 (Class BF)	6.830	06/25/33	Ba1	21,194
442,945	i	Countrywide Asset-Backed Certificates
		Series - 2006 S3 (Class A1)	0.580	06/25/21	Caa1	363,319
2,000,000		Flagstar Home Equity Loan Trust
		Series - 2007 1A (Class AF3)	5.780	01/25/35	Baa1	1,128,294
98,726	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3
		Series - 2005 HE2 (Class A3)	4.620	11/25/35	B1	93,922
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3
		Series - 2006 HLTV (Class A3)	5.590	10/25/29	Baa2	1,818,063
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4
		Series - 2006 HLTV (Class A4)	5.810	10/25/29	Baa3	1,447,896
226,841		JPMorgan Auto Receivables Trust
		Series - 2007 A (Class A3)	5.190	02/15/11	Aaa	224,840
1,525,026		Marriott Vacation Club Owner Trust
		Series - 2006 1A (Class A)	5.740	04/20/28	Aaa	1,245,707
75,542	m,v	New York City Tax Lien
		Series - 2006 AA (Class A)	5.930	11/10/19	Aaa	75,305
500,000		Renaissance Home Equity Loan Trust
		Series - 2006 3 (Class AF3)	5.590	11/25/36	Aaa	379,138
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI2 (Class A3)	5.790	02/25/36	Aa3	2,153,205
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI3 (Class A2)	5.950	02/25/36	Aa1	1,716,512
1,300,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI3 (Class A3)	5.960	02/25/36	Aa3	736,523
500,000		Residential Funding Mortgage Securities II, Inc
		Series - 2006 HI1 (Class M2)	6.060	02/25/36	Aa2	203,339
859,646		Saxon Asset Securities Trust
		Series - 2002 2 (Class AF6)	6.120	11/25/30	Aaa	834,458
709,939	m,v	Sierra Receivables Funding Co
		Series - 2006 1A (Class A1)	5.840	05/20/18	A2	572,096
		TOTAL ASSET BACKED				14,461,961

OTHER MORTGAGE BACKED - 1.47%
326,329		Banc of America Mortgage Securities, Inc
		Series - 2006 1 (Class A8)	6.000	05/25/36	Ba3	306,345
35,211	i	Credit Suisse Mortgage Capital Certificates
		Series - 2006 TF2A (Class A1)	1.300	10/15/21	Aaa	28,206
317,729		First Horizon Asset Securities, Inc
		Series - 2003 9 (Class 1A4)	5.500	11/25/33	NR	310,039
883,275	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2007 FL1A (Class A1)	1.570	07/15/19	Aaa	660,462
350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series - 2006 LDP7 (Class A2)	5.860	04/15/45	Aaa	299,318
209,025	i	Lehman Brothers Floating Rate Commercial Mortgage Trust
		Series - 2006 LLFA (Class A1)	1.280	09/15/21	Aaa	156,090
1,072,637		Morgan Stanley Capital I
		Series - 2005 HQ5 (Class A2)	4.810	01/14/42	NR	1,039,321
660,000		Morgan Stanley Capital I
		Series - 2006 IQ12 (Class A2)	5.280	12/15/43	NR	540,714

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 300,000	i	Wachovia Bank Commercial Mortgage Trust
		Series - 2006 WL7A (Class A2)	1.320%	09/15/21	Aaa	$188,035
350,000		Wachovia Bank Commercial Mortgage Trust
		Series - 2007 C31 (Class A2)	5.420	04/15/47	Aaa	271,499
		TOTAL OTHER MORTGAGE BACKED				3,800,029

		TOTAL STRUCTURED ASSETS				18,261,990
		(Cost $26,402,312)

SHARES		COMPANY

PREFERRED STOCKS - 0.02%

NONDEPOSITORY INSTITUTIONS - 0.02%
15,738		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Ca	6,138
55,841		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	46,348
		TOTAL NONDEPOSITORY INSTITUTIONS				52,486

		TOTAL PREFERRED STOCKS				52,486
		(Cost $1,789,475)

		TOTAL INVESTMENTS - 92.95%				239,683,884
		(Cost $242,741,689)

		OTHER ASSETS AND LIABILITIES, NET - 7.05%				18,171,321

		NET ASSETS - 100.00%				$257,855,205

		The following abbreviations are used in portfolio description:
		LLC - Limited Liability Company
		LP - Limited Partnership
		NR - Not rated by Moody's

	†	As provided by Moody's Investors Services.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers. At December 31, 2008 the value of these securities amounted to
		9,643,974 or 3.74% of net assets.
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.
	m	Indicates a security that has been deemed illiquid.
	n	In default
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program.
	v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these
		securities amounted to $647,401 which represents 0.25% of net assets.

		At December 31, 2008, the net unrealized depreciation on investment was $3,057,805, consisting of gross unrealized
		appreciation of $9,414,015 and gross unrealized depreciation of $12,471,820 .

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND (formerly HIGH-YIELD FUND II)
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 1.97%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.48%
$ 2,172,500	i	Texas Competitive Electric Holdings Co LLC	10.010%	10/10/14	Ba3	$1,497,222
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,497,222

HEALTH SERVICES - 1.12%
121,638	i	CHS/Community Health Systems, Inc	3.510	07/25/14	Ba3	94,194
2,378,363	i	CHS/Community Health Systems, Inc	3.510	07/25/14	Ba3	1,841,756
1,989,848	i	HCA, Inc	6.753	11/18/13	Ba3	1,541,635
		TOTAL HEALTH SERVICES				3,477,585

SECURITY AND COMMODITY BROKERS - 0.37%
3,000,000	i	Nuveen Investments, Inc	5.220	11/13/14	B1	1,132,500
		TOTAL SECURITY AND COMMODITY BROKERS				1,132,500

		TOTAL BANK LOAN OBLIGATIONS				6,107,307
		(Cost $6,857,098)

CORPORATE BONDS - 92.24%

AMUSEMENT AND RECREATION SERVICES - 1.86%
2,100,000	g	Buffalo Thunder Development Authority	9.375	12/15/14	Caa3	420,000
462,000	g	Harrah's Operation Co, Inc	10.000	12/15/18	NR	168,630
2,014,000	g	Harrah's Operation Co, Inc	10.750	02/01/16	Caa2	573,990
2,175,000	g	Pokagon Gaming Authority	10.375	06/15/14	B2	1,870,500
1,500,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,292,610
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,260,000
1,000,000		Station Casinos, Inc	6.000	04/01/12	Caa3	200,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				5,785,730

APPAREL AND ACCESSORY STORES - 0.11%
1,348,000		Broder Brothers Co	11.250	10/15/10	Caa2	350,480
		TOTAL APPAREL AND ACCESSORY STORES				350,480

AUTO REPAIR, SERVICES AND PARKING - 0.57%
1,640,000		Hertz Corp	8.875	01/01/14	B1	1,008,600
1,646,000		Hertz Corp	10.500	01/01/16	B2	750,988
		TOTAL AUTO REPAIR, SERVICES AND PARKING				1,759,588

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.26%
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,308,625
2,723,000		Autonation, Inc	7.000	04/15/14	Ba2	1,987,790
1,690,000		Sonic Automotive, Inc	8.625	08/15/13	B1	629,525
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				3,925,940

BUSINESS SERVICES - 5.45%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	790,500

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,894,000	g	Ceridian Corp	11.500%	11/15/15	Caa2	$1,537,437
990,000	g,o	Ceridian Corp	12.250	11/15/15	Caa2	486,338
2,400,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	2,136,000
4,750,000		Lamar Media Corp	7.250	01/01/13	Ba3	3,788,124
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	615,570
625,000		Lamar Media Corp	6.625	08/15/15	Ba3	451,563
1,000,000	j	Nielsen Finance LLC		08/01/16	Caa1	362,500
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa2	188,850
4,250,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	3,676,250
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	983,400
875,000	g	Sungard Data Systems, Inc	10.625	05/15/15	Caa1	748,125
750,000		United Rentals North America, Inc	6.500	02/15/12	B1	592,500
852,000		United Rentals North America, Inc	7.750	11/15/13	B2	553,800
		TOTAL BUSINESS SERVICES				16,910,957

CHEMICALS AND ALLIED PRODUCTS - 3.18%
1,880,000		Chemtura Corp	6.875	06/01/16	B2	958,800
1,000,000		Church & Dwight Co, Inc	6.000	12/15/12	Ba2	960,000
2,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until 11/15/09,
		9.875% until 11/15/14)		11/15/14	B2	1,821,250
2,358,000	g	Lyondell Basell Industries AF S.C.A.	8.375	08/15/15	Ca	58,950
4,500,000		Momentive Performance Materials, Inc	9.750	12/01/14	B3	1,912,500
1,600,000		Momentive Performance Materials, Inc	11.500	12/01/16	Caa2	472,000
2,510,000		Nalco Co	7.750	11/15/11	B1	2,409,600
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	1,275,780
		TOTAL CHEMICALS AND ALLIED PRODUCTS				9,868,880

COAL MINING - 2.91%
2,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	1,783,500
3,225,000		Consol Energy, Inc	7.875	03/01/12	Ba1	3,120,187
7,676,000	g	Griffin Coal Mining Co Pty Ltd	9.50	12/01/16	B1	2,571,460
1,625,000		Peabody Energy Corp	6.875	03/15/13	Ba1	1,539,688
		TOTAL COAL MINING				9,014,835

COMMUNICATIONS - 13.77%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B2	2,162,483
2,125,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,742,500
1,161,000	g	Charter Communications, Inc	10.875	09/15/14	B3	928,800
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	237,500
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,025,100
1,950,000		Citizens Communications Co	9.000	08/15/31	Ba2	1,228,500
2,536,000		CSC Holdings, Inc	7.625	04/01/11	B1	2,390,180
1,000,000		DirecTV Holdings LLC	8.375	03/15/13	Ba3	995,000
1,860,000		DirecTV Holdings LLC	7.625	05/15/16	Ba3	1,804,200
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,581,000
2,000,000		Echostar DBS Corp	6.625	10/01/14	Ba3	1,670,000
3,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	2,730,000
4,500,000		MetroPCS Wireless, Inc	9.250	11/01/14	Caa1	4,027,500
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,202,100
2,720,000		Qwest Corp	8.875	03/15/12	Ba1	2,516,000
7,335,000		Sprint Capital Corp	7.625	01/30/11	Ba2	6,124,724
5,375,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	3,789,375
1,250,000		Videotron Ltee	6.875	01/15/14	Ba2	1,106,250

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,650,000		Windstream Corp	8.125%	08/01/13	Ba3	$2,438,000
		TOTAL COMMUNICATIONS				42,699,212

DEPOSITORY INSTITUTIONS - 1.11%
3,869,000		National City Corp	4.000	02/01/11	A1	3,448,246
		TOTAL DEPOSITORY INSTITUTIONS				3,448,246

ELECTRIC, GAS, AND SANITARY SERVICES - 12.22%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	1,920,000
1,500,000		AES Corp	8.000	10/15/17	B1	1,230,000
500,000		Allied Waste North America, Inc	6.375	04/15/11	B1	475,000
3,200,000		Allied Waste North America, Inc	7.875	04/15/13	Baa3	3,040,000
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B2	2,645,280
875,000		Dynegy Holdings, Inc	7.625	10/15/26	B2	424,375
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,539,125
4,275,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	3,701,081
850,000		El Paso Corp	12.000	12/12/13	Ba3	833,000
2,375,000	g	Energy Future Holdings Corp	10.875	11/01/17	B3	1,686,250
2,750,000	g	Intergen NV	9.000	06/30/17	Ba3	2,255,000
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	1,640,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Baa3	1,594,468
2,315,000		Mirant North America LLC	7.375	12/31/13	B1	2,222,400
3,500,000		NRG Energy, Inc	7.250	02/01/14	B1	3,272,500
1,620,000		NRG Energy, Inc	7.375	02/01/16	B1	1,506,600
2,100,000		Reliant Energy, Inc	7.625	06/15/14	B1	1,743,000
3,725,000		Sabine Pass LNG LP	7.250	11/30/13	B2	2,719,250
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,098,720
1,500,000		Sierra Pacific Resources	8.625	03/15/14	Ba3	1,352,366
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				37,898,415

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.80%
4,122,000		Freescale Semiconductor, Inc	8.875	12/15/14	B2	1,813,680
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,421,250
845,000		Nortel Networks Ltd	10.125	07/15/13	Caa2	223,925
515,000	g	Nortel Networks Ltd	10.750	07/15/16	Caa2	136,475
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,595,330

FABRICATED METAL PRODUCTS - 0.85%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,237,500
1,400,000		Crown Americas LLC	7.625	11/15/13	B1	1,386,000
		TOTAL FABRICATED METAL PRODUCTS				2,623,500

FOOD AND KINDRED PRODUCTS - 0.86%
1,140,000		Constellation Brands, Inc	8.375	12/15/14	Ba3	1,083,000
637,000		Constellation Brands, Inc	7.250	05/15/17	Ba3	601,965
1,750,000		Smithfield Foods, Inc	7.750	07/01/17	B3	997,500
		TOTAL FOOD AND KINDRED PRODUCTS				2,682,465

FOOD STORES - 1.31%
4,108,000		Stater Brothers Holdings	8.125	06/15/12	B2	3,717,740
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	357,840
		TOTAL FOOD STORES				4,075,580

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
FURNITURE AND HOME FURNISHINGS STORES - 1.02%
$ 3,400,000		GSC Holdings Corp	8.000%	10/01/12	Ba1	$3,162,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,162,000

GENERAL BUILDING CONTRACTORS - 1.31%
1,750,000		Centex Corp	5.800	09/15/09	Ba3	1,662,500
1,750,000		DR Horton, Inc	4.875	01/15/10	Ba3	1,588,125
875,000		Toll Corp	8.250	02/01/11	Ba2	805,000
		TOTAL GENERAL BUILDING CONTRACTORS				4,055,625

HEALTH SERVICES - 4.03%
3,000,000		CHS/Community Health Systems, Inc	8.875	07/15/15	B3	2,759,999
1,750,000		DaVita, Inc	6.625	03/15/13	B1	1,662,500
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,757,500
2,490,000		FMC Finance III S.A.	6.875	07/15/17	Ba2	2,328,150
3,860,000		HCA, Inc	9.125	11/15/14	B2	3,580,149
900,000		HCA, Inc	7.500	11/06/33	Caa1	418,500
		TOTAL HEALTH SERVICES				12,506,798

HOLDING AND OTHER INVESTMENT OFFICES - 1.12%
3,974,000		Susser Holdings LLC	10.625	12/15/13	B3	3,477,250
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,477,250

HOTELS AND OTHER LODGING PLACES - 2.07%
875,000		Mandalay Resort Group	6.500	07/31/09	Ba3	848,750
2,050,000		MGM Mirage	8.500	09/15/10	Ba3	1,722,000
1,700,000		MGM Mirage	8.375	02/01/11	B2	1,011,500
3,250,000		MGM Mirage	6.750	09/01/12	Ba3	2,275,000
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	4.500	03/15/14	B1	558,250
		TOTAL HOTELS AND OTHER LODGING PLACES				6,415,500

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.43%
4,200,000		Jefferson Smurfit Corp US	8.250	10/01/12	Caa1	714,000
844,000		Jefferson Smurfit Corp US	7.500	06/01/13	Caa1	147,700
4,458,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,588,690
860,000	g	Scientific Games Corp	7.875	06/15/16	Ba3	692,300
2,775,000		Scientific Games Corp	0.750	12/01/24	NR	2,389,969
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,532,659

INSTRUMENTS AND RELATED PRODUCTS - 0.78%
2,828,000		Biomet, Inc	11.625	10/15/17	Caa1	2,417,940
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,417,940

JUSTICE, PUBLIC ORDER AND SAFETY - 0.15%
500,000		Corrections Corp of America	6.250	03/15/13	Ba2	465,000
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				465,000

LEGAL SERVICES - 0.65%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,299,375
869,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	714,753
		TOTAL LEGAL SERVICES				2,014,128

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
METAL MINING - 2.07%
$ 1,625,000		Freeport-McMoRan Copper & Gold, Inc	6.875%	02/01/14	Baa1	$1,462,500
1,000,000	i	Freeport-McMoRan Copper & Gold, Inc	7.084	04/01/15	Ba2	660,000
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	2,890,000
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	1,398,100
		TOTAL METAL MINING				6,410,600

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.19%
996,939		WMG Acquisition Corp	1.260	02/28/11	Ba3	751,024
4,370,000		WMG Acquisition Corp	7.375	04/15/14	B3	2,556,450
1,000,000	j	WMG Holdings Corp		12/15/14	B3	370,000
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,677,474

NONDEPOSITORY INSTITUTIONS - 3.99%
1,500,000		Ford Motor Credit Co	5.800	01/12/09	Caa1	1,495,751
1,475,000		Ford Motor Credit Co	5.700	01/15/10	Caa1	1,253,499
2,500,000		Ford Motor Credit Co	9.750	09/15/10	Caa1	1,999,985
3,466,000		Ford Motor Credit Co	9.875	08/10/11	Caa1	2,556,938
1,500,000		Ford Motor Credit Co	7.000	10/01/13	Caa1	1,036,391
2,750,000		Ford Motor Credit Co	8.000	12/15/16	Caa1	1,791,259
875,000		Ford Motor Credit Co	12.000	05/15/15	Caa1	653,414
1,800,000		Lender Processing Services, Inc	8.125	07/01/16	Ba2	1,604,250
		TOTAL NONDEPOSITORY INSTITUTIONS				12,391,487

OIL AND GAS EXTRACTION - 6.77%
4,550,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	2,775,500
1,265,000		Chesapeake Energy Corp	7.625	07/15/13	Ba3	1,087,900
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	860,000
6,125,000		Chesapeake Energy Corp	6.875	11/15/20	Ba3	4,410,000
2,276,000		Cimarex Energy Co	7.125	05/01/17	Ba3	1,775,280
1,875,000		Complete Production Services, Inc	8.000	12/15/16	B2	1,181,250
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	1,831,600
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,015,875
675,000		Encore Acquisition Co	7.250	12/01/17	B1	435,375
1,720,000		Key Energy Services, Inc	8.375	12/01/14	B1	1,135,200
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	941,875
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,069,628
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,487,500
250,000		Range Resources Corp	7.250	05/01/18	Ba3	208,750
900,000	g	Southwestern Energy Co	7.500	02/01/18	Ba2	787,500
		TOTAL OIL AND GAS EXTRACTION				21,003,233

PAPER AND ALLIED PRODUCTS - 2.96%
2,985,000		Cenveo Corp	7.875	12/01/13	B3	1,559,663
1,100,000	g	Cenveo Corp	10.500	08/15/16	B2	638,000
1,846,000		Domtar Corp	7.875	10/15/11	Ba3	1,569,100
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,428,000
3,442,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	2,874,070
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,115,100
		TOTAL PAPER AND ALLIED PRODUCTS				9,183,933

PERSONAL SERVICES - 0.71%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B3	2,208,000
		TOTAL PERSONAL SERVICES				2,208,000

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PETROLEUM AND COAL PRODUCTS - 1.58%
$ 1,750,000		Frontier Oil Corp	6.625%	10/01/11	Ba3	$1,583,750
2,500,000		Frontier Oil Corp	8.500	09/15/16	Ba3	2,206,250
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,097,500
		TOTAL PETROLEUM AND COAL PRODUCTS				4,887,500

PRIMARY METAL INDUSTRIES - 1.36%
2,030,000		Novelis, Inc	7.250	02/15/15	B3	1,177,400
1,000,000		Steel Dynamics, Inc	7.375	11/01/12	Ba2	730,000
640,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	441,600
450,000	g	Steel Dynamics, Inc	7.750	04/15/16	Ba2	311,625
2,000,000	g	Texas Industries, Inc	7.250	07/15/13	Ba3	1,545,000
		TOTAL PRIMARY METAL INDUSTRIES				4,205,625

PRINTING AND PUBLISHING - 0.83%
640,000	g	American Achievement Corp	8.250	04/01/12	B3	492,800
3,390,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	1,428,038
21,000		RH Donnelley Corp	8.875	10/15/17	Caa1	3,150
2,700,000	g	RH Donnelley, Inc	11.750	05/15/15	B1	661,500
		TOTAL PRINTING AND PUBLISHING				2,585,488

SECURITY AND COMMODITY BROKERS - 0.31%
4,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	974,606
		TOTAL SECURITY AND COMMODITY BROKERS				974,606

SOCIAL SERVICES - 0.63%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	1,946,000
		TOTAL SOCIAL SERVICES				1,946,000

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
840,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	827,400
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				827,400

TRANSPORTATION BY AIR - 0.71%
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	2,196,260
		TOTAL TRANSPORTATION BY AIR				2,196,260

TRANSPORTATION EQUIPMENT - 2.48%
500,000	g	Allison Transmission	11.000	11/01/15	Caa1	245,000
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	825,000
700,000		BE Aerospace, Inc	8.500	07/01/18	Ba3	630,000
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,176,150
1,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	975,920
650,000		General Motors Corp	7.700	04/15/16	Caa1	120,250
1,420,000		General Motors Corp	8.375	07/15/33	Caa1	248,500
2,625,000		Hawker Beechcraft Acquisition Co LLC	8.500	04/01/15	B3	1,076,250
1,061,000		Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	286,470
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	809,025
566,000	g	TRW Automotive, Inc	7.000	03/15/14	B2	299,980
		TOTAL TRANSPORTATION EQUIPMENT				7,692,545

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
WATER TRANSPORTATION - 0.92%
$ 4,021,000		Gulfmark Offshore, Inc	7.750%	07/15/14	B1	$2,854,910
		TOTAL WATER TRANSPORTATION				2,854,910

WHOLESALE TRADE-DURABLE GOODS - 2.39%
6,750,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	4,455,000
1,270,000		Interline Brands, Inc	8.125	06/15/14	B3	1,003,300
1,000,000		Russel Metals, Inc	6.375	03/01/14	Ba2	770,000
1,900,000	g	Ryerson, Inc	12.250	11/01/15	Caa1	1,173,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS				7,401,550

WHOLESALE TRADE-NONDURABLE GOODS - 2.25%
1,620,000	g	Airgas, Inc	7.125	10/01/18	Ba2	1,385,100
1,500,000		AmeriGas Partners LP	7.125	05/20/16	Ba3	1,200,000
2,080,000	g	Ineos Group Holdings plc	8.500	02/15/16	Caa2	187,200
850,000		Inergy LP	6.875	12/15/14	B1	663,000
2,750,000		Inergy LP	8.250	03/01/16	B1	2,145,000
1,700,000		Supervalu, Inc	7.500	11/15/14	B1	1,394,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				6,974,300

		TOTAL CORPORATE BONDS				286,106,969
		(Cost $373,420,166)

SHORT-TERM INVESTMENTS - 3.42%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.42%
10,625,000		Federal Home Loan Mortgage Corp (FHLMC)		04/02/09		10,621,016
						10,621,016
		TOTAL SHORT-TERM INVESTMENTS				10,621,016
		(Cost $10,599,485)

		TOTAL INVESTMENTS - 97.63%				302,835,292
		(Cost $390,876,749)

		OTHER ASSETS AND LIABILITIES, NET - 2.37%				7,343,574

		NET ASSETS - 100.00%				$310,178,866

		The following abbreviations are used in portfolio description:
		LLC - Limited Liability Company
		LP - Limited Partnership
		NR - Not Rated
		plc - Public Limited Company

	†	As provided by Moody's Investors Services.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional
		At December 31, 2008 the value of these securities amounted to 50,339,495 or 16.23% of net assets.
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
	j	Zero coupon.
	o	Payment in Kind Bond.

		At December 31, 2008, the net unrealized depreciation on investment was $88,041,457, consisting of gross unrealized
		appreciation of $1,743,491 and gross unrealized depreciation of $89,784,948.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND (formerly TAX-EXEMPT BOND FUND II)
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

LONG-TERM MUNICIPAL BONDS - 97.95%

ALABAMA - 1.76%
$ 250,000		City of Birmingham AL	5.125%	01/01/17	A2	$252,655
150,000		City of Birmingham AL, GO	5.000	12/01/16	Aa3	167,055
2,420,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,004,849
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,793,015
		TOTAL ALABAMA				4,217,574

ALASKA - 1.31%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	A1	1,515,510
1,445,000		North Slope Boro AK, GO	5.500	06/30/18	A2	1,626,810
		TOTAL ALASKA				3,142,320

ARIZONA - 1.48%
980,000		Arizona Health Facilities Authority, ETM	5.625	12/01/15	A2	1,084,978
1,000,000		Arizona School Facilities Board, COP	5.750	09/01/18	A1	1,088,760
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,373,286
		TOTAL ARIZONA				3,547,024

ARKANSAS - 1.92%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aaa	1,320,019
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,821,264
550,000		Fayetteville AR	5.000	11/01/16	Aaa	597,355
765,000		North Little Rock AR	6.500	07/01/15	A2	863,211
		TOTAL ARKANSAS				4,601,849

CALIFORNIA - 3.07%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.125	11/01/23	NR	664,940
125,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	158,640
20,000	i	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	A2	19,856
1,900,000		Los Angeles Unified School District, COP	5.000	10/01/17	Aa3	1,956,791
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	512,059
1,370,000		Palmdale Elementary School District	5.300	08/01/14	Aaa	1,476,339
535,000		Sacramento City Financing Authority	5.400	11/01/20	Aa3	579,715
1,380,000		State of California, GO	5.000	03/01/17	A1	1,451,581
550,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	NR	524,854
		TOTAL CALIFORNIA				7,344,775

COLORADO - 0.04%
120,000		Vista Ridge Metropolitan District, GO	4.125	12/01/16	A3	104,902
		TOTAL COLORADO				104,902

CONNECTICUT - 0.68%
1,345,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	Aaa	1,618,775
		TOTAL CONNECTICUT				1,618,775

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
DISTRICT OF COLUMBIA - 1.24%
$ 2,000,000		District of Columbia, GO	5.000%	06/01/16	Aa3	$2,199,560
725,000		District of Columbia, COP	5.250	01/01/14	A2	766,267
		TOTAL DISTRICT OF COLUMBIA				2,965,827

FLORIDA - 7.86%
1,485,000		Broward County School Board, COP	5.250	07/01/16	Aa3	1,568,635
1,500,000		Broward County School Board, COP	5.250	07/01/15	Aaa	1,601,760
550,000		Charlotte County FL	5.000	10/01/14	Aaa	587,499
322,000		City of Lakeland FL, ETM	5.750	10/01/19	NR	357,079
1,000,000		County of Brevard FL, GO	5.000	07/01/16	Aa3	1,077,540
1,000,000		County of Miami-Dade FL, GO	5.000	07/01/17	Aa3	1,058,070
1,600,000		First Governmental Financing Commission	5.500	07/01/15	Aa3	1,755,056
2,200,000		Florida Department of Transportation	5.000	07/01/18	Aa2	2,387,594
1,890,000		Florida State Board of Education	5.000	07/01/14	Aa3	1,976,581
725,000		Florida State Board of Education	5.000	07/01/18	A2	736,107
220,000		JEA	6.800	07/01/12	Aaa	238,861
2,000,000		Lake County School Board, COP	5.250	06/01/17	Baa1	2,124,019
1,275,000		Lake County School Board, COP	5.250	06/01/18	Baa1	1,325,783
100,000		Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	112,867
800,000		Orange County Health Facilities Authority, ETM	6.250	10/01/10	A2	853,016
1,000,000		State of Flordia, GO	5.250	07/01/21	Aa1	1,037,220
		TOTAL FLORIDA				18,797,687

GEORGIA - 2.16%
10,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aa3	11,217
125,000		City of Atlanta GA	5.500	11/01/22	Baa1	126,794
75,000		City of Atlanta GA	5.500	11/01/19	Baa1	75,541
215,000		City of Atlanta GA	5.500	11/01/17	Baa1	223,351
270,000		City of Atlanta GA	5.500	11/01/10	Baa1	279,423
300,000		City of Atlanta GA	5.500	11/01/13	Baa1	317,910
2,130,000		City of Atlanta GA	5.500	11/01/14	Baa1	2,259,099
695,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	807,888
475,000		Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	NR	512,896
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	566,064
		TOTAL GEORGIA				5,180,183

ILLINOIS - 4.90%
1,030,000		Chicago Board of Education	6.000	01/01/20	A1	1,182,996
1,920,000		Chicago Board of Education, GO	5.000	12/01/17	A1	2,104,743
390,000		Chicago Metropolitan Water Reclamation District-Greater Chicago,
		ETM	7.000	01/01/11	Aaa	409,215
350,000		Chicago O'Hare International Airport	5.000	01/01/16	Aaa	362,299
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	Aa3	1,054,010
2,500,000		Chicago Transit Authority	5.500	06/01/18	A2	2,674,000
1,000,000		City of Chicago IL	5.500	01/01/17	Aaa	1,088,130
400,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	440,620
655,000		Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	Aaa	727,613
675,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	596,707
735,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	789,419
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aaa	189,756

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 100,000		Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000%	02/01/19	NR	$97,678
		TOTAL ILLINOIS				11,717,186

INDIANA - 7.42%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Aa3	2,593,051
1,285,000		Center Grove School Building Corp	5.000	07/15/14	NR	1,427,378
770,000		Franklin Community Multi-School Building Corporation	5.000	07/15/22	NR	786,724
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,117,720
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	NR	1,684,418
2,120,000		Indiana Bond Bank	5.250	04/01/19	Aa3	2,177,282
600,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	670,002
905,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,115,241
1,065,000		Indiana Transportation Finance Authority	5.500	12/01/14	Aa2	1,195,164
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A1	1,317,054
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aaa	575,626
1,615,000		South Bend Community School Building Corp	5.000	01/15/16	NR	1,784,817
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,309,047
		TOTAL INDIANA				17,753,524

KENTUCKY - 0.30%
680,000		Kentucky Turnpike Authority, ETM	6.000	07/01/11	Aaa	725,567
		TOTAL KENTUCKY				725,567

LOUISIANA - 2.00%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,914,042
3,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,606,140
235,000		St Tammany Parish LA	5.000	04/01/18	NR	255,064
		TOTAL LOUISIANA				4,775,246

MASSACHUSETTS - 0.12%
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	277,230
		TOTAL MASSACHUSETTS				277,230

MICHIGAN - 6.20%
475,000		Ann Arbor School District, GO	5.000	05/01/15	Aa2	529,587
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	Aa3	1,566,463
2,030,000		Detroit City School District	6.000	05/01/21	Aa3	2,242,460
1,700,000	i	Detroit MI	5.500	07/01/32	A2	1,763,341
655,000		Detroit MI	5.000	07/01/14	Aaa	674,932
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aaa	336,312
1,450,000		L'Anse Creuse Public Schools, GO	5.000	05/01/15	Aaa	1,625,508
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,162,612
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aaa	451,047
225,000		State of Michigan	5.250	05/15/18	Aaa	255,220
1,395,000		State of Michigan	5.500	11/01/18	Aaa	1,562,260
1,325,000		State of Michigan	5.500	11/01/16	Aa3	1,494,215
1,150,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,167,285
		TOTAL MICHIGAN				14,831,242

MINNESOTA - 0.47%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,131,980
		TOTAL MINNESOTA				1,131,980

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
MISSISSIPPI - 2.50%
$ 550,000	County of Lowndes Ms	6.800%	04/01/22	Baa2	$425,992
1,120,000	Harrison County Wasterwater Management District, ETM	5.000	02/01/15	Baa1	1,241,397
2,000,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	Aa3	2,105,920
1,090,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	1,093,782
200,000	State of Mississippi, GO	5.000	12/01/13	Aa3	220,600
800,000	State of Mississippi, GO	5.000	12/01/17	Aa3	887,208
	TOTAL MISSISSIPPI				5,974,899

MISSOURI - 2.87%
2,080,000	City of Sikeston MO	5.000	06/01/22	A2	1,751,651
1,325,000	Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,492,069
1,200,000	Missouri State Environmental Improvement & Energy Resources
	Authority	5.500	07/01/12	Aaa	1,331,760
2,040,000	St Louis Regional Convention & Sports Complex
	Authority	5.250	08/15/14	Baa1	2,284,188
	TOTAL MISSOURI				6,859,668

NEBRASKA - 1.03%
1,000,000	Central Plains Energy Project	5.250	12/01/18	Aa3	801,910
1,000,000	Central Plains Energy Project	5.000	12/01/15	Aa3	837,720
620,000	Nebraska Investment Finance Authority	5.950	09/01/31	NR	549,692
300,000	Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	274,749
	TOTAL NEBRASKA				2,464,071

NEVADA - 0.19%
500,000	County of Clark NV	5.300	10/01/11	NR	448,910
	TOTAL NEVADA				448,910

NEW JERSEY - 4.49%
25,000	Garden State Preservation Trust	5.125	11/01/18	Aaa	27,649
1,900,000	Garden State Preservation Trust	6.375	11/01/15	Aa3	2,269,436
615,000	Mercer County Improvement Authority, ETM	5.800	01/01/18	Aaa	700,842
1,000,000	New Jersey Economic Development Authority	5.000	09/01/16	A1	1,066,670
690,000	New Jersey Economic Development Authority	5.375	06/15/14	A3	695,313
250,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	271,958
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	A2	109,960
280,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	324,150
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	28,940
780,000	New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	840,848
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aa3	285,246
1,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,594,995
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	Aaa	1,050,730
1,430,000	Newark Housing Authority	5.250	01/01/24	A2	1,365,664
100,000	State of New Jersey, GO	5.500	07/15/16	Aa3	115,489
	TOTAL NEW JERSEY				10,747,890

NEW MEXICO - 0.79%
1,495,000	New Mexico Finance Authority	5.000	12/15/14	Aa2	1,663,471
205,000	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	219,672
	TOTAL NEW MEXICO				1,883,143

NEW YORK - 3.99%
70,000	Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	A2	70,419

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 310,000	East Rochester Housing Authority	4.200%	08/15/17	NR	$292,150
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	203,941
1,775,000	Long Island Power Authority	5.250	12/01/14	A3	1,922,556
1,000,000	New York State Dormitory Authority	5.000	07/01/15	A1	1,054,290
1,000,000	New York State Dormitory Authority	5.000	01/15/16	A1	1,085,560
150,000	New York State Dormitory Authority	4.625	02/15/18	NR	145,049
360,000	New York State Dormitory Authority	5.000	02/01/18	Aa2	362,599
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,027,701
710,000	New York State Dormitory Authority	4.150	08/15/17	NR	662,025
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Ba2	747,750
370,000	New York State Environmental Facilities Corp	5.000	03/15/14	NR	406,060
200,000	New York State Environmental Facilities Corp	5.250	12/15/18	NR	221,028
130,000	New York State Thruway Authority	5.500	04/01/12	A1	139,074
1,050,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,068,344
135,000	Westchester county Industrial Development Agency, AMT	5.500	07/01/09	Baa3	134,672
	TOTAL NEW YORK				9,543,218

NORTH CAROLINA - 0.48%
40,000	North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	42,792
1,035,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	1,097,825
	TOTAL NORTH CAROLINA				1,140,617

OHIO - 2.87%
1,000,000	Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	Baa3	883,490
660,000	Cincinnati City School District, GO	5.000	12/01/16	Aa3	737,471
200,000	Dayton OH	6.050	10/01/09	NR	201,914
100,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	112,534
1,300,000	State of Ohio, GO	5.000	06/15/14	Aa1	1,447,576
4,000,000	State of Ohio	4.950	09/01/20	NR	3,224,200
240,000	State of Ohio, GO	5.000	05/01/17	Aa1	267,979
	TOTAL OHIO				6,875,164

OKLAHOMA - 0.06%
130,000	Grand River Dam Authority	5.500	06/01/13	Aa3	141,961
	TOTAL OKLAHOMA				141,961

PENNSYLVANIA - 7.76%
370,000	Allegheny County Hospital Development Authority	5.300	07/01/26	A2	389,210
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Aa3	1,700,096
2,195,000	Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	2,200,839
600,000	City of Philadelphia PA	5.000	08/01/16	Aa3	649,836
400,000	City of Philadelphia PA	5.000	07/01/15	Aaa	433,820
150,000	City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	181,118
1,005,000	City of Pittsburgh PA, GO	5.000	09/01/13	Aaa	1,052,446
145,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	162,283
1,000,000	Commonwealth of Pennsylvania, GO	5.000	02/15/19	Aa2	1,100,790
2,075,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,223,446
280,000	Pennsylvania Economic Development Financing Authority, AMT	6.250	11/01/31	A2	196,820
280,000	Pennsylvania Economic Development Financing Authority, AMT	6.375	11/01/41	A2	192,615
285,000	Pennsylvania Economic Development Financing Authority	5.250	12/01/16	NR	226,965

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,255,000		Pennsylvania Economic Development Financing Authority, AMT	6.500%	11/01/16	A2	$1,156,030
1,030,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/09	A2	1,058,593
115,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/11	A2	111,762
565,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	431,174
2,000,000		Philadelphia School District, GO	5.000	06/01/24	Aaa	2,023,520
1,610,000		Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/16	Aaa	1,862,173
610,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	662,942
490,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	552,451
		TOTAL PENNSYLVANIA				18,568,929

PUERTO RICO - 7.47%
2,015,000		Commonwealth of Puerto Rico, GO	5.500	07/01/15	Baa3	1,880,963
1,000,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	903,240
560,000		Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	522,446
1,200,000		Commonwealth of Puerto Rico, GO	5.250	07/01/12	Baa3	1,166,184
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,113,900
1,000,000		Puerto Rico Highway & Transportation Authority	6.000	07/01/18	Aaa	1,013,700
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,114,068
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aaa	1,843,360
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,727
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,509,639
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	954,394
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,206,863
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	Ba1	635,975
		TOTAL PUERTO RICO				17,870,459

RHODE ISLAND - 1.11%
400,000		Providence Housing Authority	5.000	09/01/17	Aa3	407,004
315,000		Providence Housing Authority	5.000	09/01/18	Aa3	318,588
915,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	1,024,754
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	Aaa	896,792
		TOTAL RHODE ISLAND				2,647,138

SOUTH CAROLINA - 0.78%
385,000		County of Greenville SC, COP	5.000	04/01/17	Aa3	390,074
150,000		Georgetown County SC	5.700	04/01/14	Baa3	127,140
1,320,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aaa	1,345,833
		TOTAL SOUTH CAROLINA				1,863,047

SOUTH DAKOTA - 0.74%
1,000,000		Sioux Falls SD	6.750	11/15/33	NR	1,173,470
500,000		State of South Dakota	6.700	09/01/17	Aaa	599,410
		TOTAL SOUTH DAKOTA				1,772,880

TENNESSEE - 2.17%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	102,409
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	997,217
105,000		Shelby County Health Educational & Housing Facilities
		Board, EMT	5.500	08/15/19	WR	119,428

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 4,500,000		Tennessee Energy Acquisition Corp	5.000%	09/01/16	Aa3	$3,698,730
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Aa3	280,008
		TOTAL TENNESSEE				5,197,792

TEXAS - 12.52%
2,600,000		Alliance Airport Authority, AMT	4.850	04/01/21	Baa2	1,748,552
1,170,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,262,348
170,000	i	Brazos River Authority	5.375	04/01/19	Ba1	120,391
4,570,000		Brazos River Authority	4.900	10/01/15	A2	3,409,630
75,000	i	Brazos River Authority	5.750	05/01/36	Caa1	60,816
155,000		Brazos River Authority, AMT	7.700	04/01/33	Caa1	91,514
1,060,000		Brazos River Authority	5.125	05/01/19	Aa3	774,785
180,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa1	88,877
790,000		Brazos River Authority	5.125	11/01/20	Baa2	555,464
450,000	i	Brazos River Authority	5.125	05/01/19	Aa3	328,919
400,000		Charterwood Municipal Utility District	5.950	05/01/12	NR	400,604
405,000		City of Corpus Christi TX	5.000	07/15/15	Aa3	450,392
170,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	176,054
1,000,000		County of Fort Bend TX, GO	5.000	03/01/16	Aa2	1,104,130
1,525,000		County of Harris TX	5.000	08/15/16	Aa3	1,699,216
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	526,110
1,840,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	2,066,485
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	38,955
1,545,000		Humble Independent School District, GO	5.000	02/15/18	Aaa	1,690,292
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,226,148
1,280,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Aa3	1,529,817
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	Aa3	834,760
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	Aa3	1,601,200
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	Aa3	398,660
10,000	i	Sabine River Authority	6.450	06/01/21	Caa1	5,949
135,000	i	Sabine River Authority	5.500	05/01/22	Caa1	110,754
1,845,000		Sabine River Authority	6.150	08/01/22	Caa1	1,114,140
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa1	666,459
2,760,000		State of Texas, AMT, GO	5.000	08/01/18	Aa1	2,776,588
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	2,048,225
985,000		Texas Public Building Authority	7.125	08/01/11	Aa2	1,058,048
		TOTAL TEXAS				29,964,282

VERMONT - 0.43%
1,095,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aaa	1,029,322
		TOTAL VERMONT				1,029,322

VIRGINIA - 0.54%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	163,626
1,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	1,117,570
		TOTAL VIRGINIA				1,281,196

WASHINGTON - 2.20%
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aa3	133,767
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Aa3	81,331
690,000		Port of Seattle WA	5.000	03/01/15	Aa3	750,796
3,275,000		Port of Seattle WA	5.500	09/01/17	A1	3,526,848

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 700,000		Washington Economic Development Finance Authority	5.000%	06/01/16	Aa2	$780,493
		TOTAL WASHINGTON				5,273,235

WISCONSIN - 0.03%
70,000		State of Wisconsin	6.875	06/01/11	Aa1	74,352
		TOTAL WISCONSIN				74,352

		TOTAL LONG-TERM MUNICIPAL BONDS				234,355,064
		(Cost $245,384,812)

SHORT -TERM MUNICIPAL BONDS - 0.59%

NEW JERSEY - 0.04%
100,000		Gloucester County Pollution Control Financing Authority, VRDN	0.180	01/01/22	Aaa	100,000
		TOTAL NEW JERSEY				100,000

NEW YORK - 0.33%
300,000		City of New York NY, GO, VRDN	1.000	08/01/16	Aa2	300,000
500,000	i	New York City Municipal Water Finance Authority	1.000	06/15/39	Aa3	500,000
		TOTAL NEW YORK				800,000

TEXAS - 0.13%
300,000		Harris County Industrial Development Corp, VRDN	0.200	03/01/24	Aaa	300,000
		TOTAL TEXAS				300,000

WYOMING - 0.09%
215,000		Sublette County WY, VRDN	0.200	11/01/14	Aaa	215,000
		TOTAL WYOMING				215,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				1,415,000
		(Cost $1,415,000)

		TOTAL INVESTMENTS - 98.54%				235,770,064
		(Cost $246,799,812)

		OTHER ASSETS & LIABILITIES, NET - 1.46%				3,485,238

		NET ASSETS - 100.00%				$239,255,302

		The following abbreviations are used in portfolio descriptions:
		AMT - Alternative Minimum Tax
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation
		NR - Not Rated
		VRDN - Variable rate demand note

	†	As provided by Moody's Investors Services
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.

		At December 31, 2008, the net unrealized depreciation on investment was $11,029,748, consisting of gross unrealized
		appreciation of $4,139,171 and gross unrealized depreciation of $15,168,919 .

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

PRINCIPAL		ISSUER		VALUE

GOVERNMENT BONDS - 98.80%

U.S. TREASURY SECURITIES - 98.80%

	k	United States Treasury Inflation Indexed Notes
$ 14,029,165		4.250%,	1/15/2010	$13,778,169
42,495,061		0.875%,	4/15/2010	39,938,727
17,625,802		3.500%,	1/15/2011	17,299,442
27,625,359		2.375%,	4/15/2011	26,980,058
10,059,642		3.375%,	1/15/2012	9,951,189
18,443,308		2.000%,	4/15/2012	17,985,103
33,659,440		3.000%,	7/15/2012	32,988,877
13,580,853		0.625%,	4/15/2013	12,984,572
32,278,933		1.875%,	7/15/2013	30,390,099
32,460,109		2.000%,	1/15/2014	30,755,953
30,043,486		2.000%,	7/15/2014	28,412,215
28,052,738		1.625%,	1/15/2015	26,014,538
26,842,580		5.000%,	7/15/2015	25,355,743
25,710,989		2.000%,	1/15/2016	24,622,283
21,771,461		2.500%,	7/15/2016	21,599,663
22,738,533		2.375%,	1/15/2017	22,559,103
18,475,678		2.625%,	7/15/2017	18,933,246
20,372,164		1.625%,	1/15/2018	19,336,056
12,457,784		1.375%,	7/15/2018	11,650,943

	k	United States Treasury Inflation Indexed Bonds
32,503,052		2.375%,	1/15/2025	31,944,390
24,477,560		2.000%,	1/15/2026	23,056,711
19,042,687		2.375%,	1/15/2027	19,130,455
19,338,044		1.750%,	1/15/2028	17,866,535
27,070,487		3.625%,	4/15/2028	32,249,829
28,761,858		3.875%,	4/15/2029	35,523,138
8,262,988		3.375%,	4/15/2032	10,188,653
		TOTAL U.S. TREASURY SECURITIES		601,495,690

		TOTAL GOVERNMENT BONDS		601,495,690
		(Cost $626,526,652)

		TOTAL INVESTMENTS - 98.80%		601,495,690
		(Cost $626,526,652)
		OTHER ASSETS AND LIABILITIES, NET - 1.20%		7,281,870

		NET ASSETS - 100.00%		$608,777,560

	k	Principal amount for interest accrual purposes is periodically adjusted based on
		changes in the Consumer Price Index.

		At December 31, 2008, the net unrealized depreciation on investment was $25,030,962, consisting of
		gross unrealized appreciation of $180,994 and gross unrealized depreciation of $25,211,956.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 99.90%

BANKER'S ACCEPTANCES - 4.35%
$ 4,800,000	Bank of America NA		01/12/09	$4,795,086
1,139,000	Bank of America NA		02/09/09	1,137,766
4,000,000	Bank of America NA		02/19/09	3,984,211
1,395,000	Bank of America NA		02/24/09	1,393,012
3,096,000	Bank of America NA		03/06/09	3,084,992
4,317,000	Bank of America NA		03/09/09	4,306,555
1,776,000	Bank of America NA		03/18/09	1,768,314
2,507,000	Bank of America NA		03/30/09	2,496,276
1,953,000	Bank of America NA		04/28/09	1,943,162
1,255,000	Bank of America NA		05/04/09	1,246,210
1,193,000	Bank of America NA		05/18/09	1,189,368
1,458,000	Bank of America NA		06/15/09	1,451,318
1,470,000	Bank of America NA		06/16/09	1,463,222
2,000,000	Bank of America NA		06/22/09	1,990,444
2,638,000	JPMorgan Chase Bank NA		01/06/09	2,637,450
1,641,000	JPMorgan Chase Bank NA		01/20/09	1,639,701
8,300,000	JPMorgan Chase Bank NA		01/28/09	8,287,550
3,028,000	JPMorgan Chase Bank NA		01/30/09	3,026,171
3,887,000	JPMorgan Chase Bank NA		02/02/09	3,882,392
1,217,000	JPMorgan Chase Bank NA		02/09/09	1,215,682
1,573,000	JPMorgan Chase Bank NA		02/10/09	1,571,252
2,098,000	JPMorgan Chase Bank NA		03/02/09	2,091,684
1,584,000	JPMorgan Chase Bank NA		04/06/09	1,581,910
1,013,000	JPMorgan Chase Bank NA		05/04/09	1,006,078
1,522,000	JPMorgan Chase Bank NA		05/12/09	1,510,923
3,531,000	JPMorgan Chase Bank NA		05/18/09	3,504,125
1,231,000	JPMorgan Chase Bank NA		06/01/09	1,220,673
	TOTAL BANKER'S ACCEPTANCES			65,425,527

CERTIFICATE OF DEPOSIT - 11.32%
4,135,000	Abbey National North America LLC	1.770%	03/02/09	4,135,137
5,000,000	Abbey National plc	1.610	02/13/09	5,000,119
10,000,000	Abbey National plc	1.750	03/06/09	10,000,354
10,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.210	03/09/09	10,000,185
5,000,000	Bank of Nova Scotia	3.050	01/22/09	5,000,000
5,770,000	Bank of Nova Scotia	1.900	02/04/09	5,770,000
10,000,000	Bank of Nova Scotia	1.750	03/11/09	10,000,000
3,575,000	Bank of America NA	2.920	02/06/09	3,575,000
5,000,000	Barclays Bank plc	2.050	03/18/09	5,000,000
10,000,000	Calyon	3.900	01/27/09	10,000,143
5,000,000	Calyon	1.580	03/16/09	5,000,205
10,000,000	Calyon	1.450	03/24/09	10,000,453
8,000,000	Lloyds TSB Bank plc	1.980	02/25/09	8,000,243
5,000,000	Lloyds TSB Bank plc	2.050	03/03/09	5,000,169
5,000,000	Rabobank USA Financial Corp	2.950	02/17/09	5,000,000
2,700,000	Royal Bank of Canada	5.290	02/02/09	2,706,314

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,000,000		Royal Bank of Canada	1.750%	02/27/09	$5,000,158
5,000,000		Royal Bank of Canada	1.850	03/04/09	5,000,171
550,000		Royal Bank of Scotland plc	1.620	04/17/09	550,000
10,000,000		Societe Generale North America, Inc	3.450	01/28/09	10,000,000
5,000,000		Societe Generale North America, Inc	2.050	04/06/09	5,000,000
5,545,000		Toronto-Dominion Bank	2.920	01/13/09	5,545,000
5,000,000		Toronto-Dominion Bank	3.300	02/26/09	5,000,000
5,000,000		Toronto-Dominion Bank	2.250	03/25/09	5,000,000
5,000,000		Toronto-Dominion Bank	2.000	04/07/09	5,000,000
10,000,000		Toronto-Dominion Bank	1.900	07/20/09	10,000,000
10,000,000		US Bank NA	2.930	02/10/09	10,000,000
		TOTAL CERTIFICATE OF DEPOSIT			170,283,651

COMMERCIAL PAPER - 55.26%
3,000,000		American Honda Finance Corp		02/19/09	2,990,813
14,340,000		American Honda Finance Corp		02/23/09	14,308,810
4,225,000		Bank of Nova Scotia		02/18/09	4,222,071
10,000,000		Bank of Nova Scotia		03/20/09	9,987,216
10,000,000		Barclays US Funding Corp		02/17/09	9,970,886
7,740,000		Barclays US Funding Corp		04/16/09	7,705,235
2,745,000		Barclays US Funding Corp		04/21/09	2,735,648
5,000,000		BNP Paribas Finance, Inc		01/27/09	4,987,578
5,000,000		Ciesco LLC		01/22/09	4,995,625
5,000,000		Citigroup Funding, Inc		01/06/09	4,997,951
10,680,000		Citigroup Funding, Inc		03/04/09	10,641,742
3,425,000	p	Citigroup Funding, Inc		03/20/09	3,417,579
1,590,000		Coca-Cola Co		01/08/09	1,589,273
10,000,000		Coca-Cola Co		02/03/09	9,978,917
10,000,000		Cafco LLC		02/03/09	9,989,733
1,500,000		Cafco LLC		02/17/09	1,496,671
5,000,000		Danske Corp		01/16/09	4,998,021
10,835,000		Danske Corp		01/23/09	10,814,751
2,000,000		Danske Corp		01/26/09	1,995,958
2,507,000		Danske Corp		03/03/09	2,492,132
5,000,000		Danske Corp		03/05/09	4,981,188
5,000,000		Danske Corp		03/16/09	4,981,500
10,000,000		Eli Lilly & Co		01/21/09	9,992,223
10,000,000		Eli Lilly & Co		02/23/09	9,979,389
8,500,000		Eli Lilly & Co		02/25/09	8,481,819
4,165,000		Fairway Finance Corp		01/16/09	4,159,794
8,845,000	p	General Electric Capital Corp		04/03/09	8,807,704
2,435,000		General Electric Capital Corp		03/11/09	2,421,885
5,000,000	p	General Electric Capital Corp		06/15/09	4,988,542
3,300,000		Govco LLC		01/26/09	3,293,354
1,000,000		Govco LLC		03/17/09	996,875
2,815,000		Govco LLC		05/13/09	2,791,776
5,000,000		Govco LLC		05/15/09	4,960,917
435,000		Govco LLC		06/16/09	431,490
7,480,000		Govco LLC		06/17/09	7,441,831
6,000,000		HSBC Finance Corp		02/12/09	5,995,800
8,030,000		HSBC Finance Corp		03/17/09	8,004,906
8,000,000		HSBC Finance Corp		03/18/09	7,964,533
10,000,000		HSBC Finance Corp		03/26/09	9,981,801

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 2,700,000	ING US Funding LLC	01/13/09	$2,697,750
5,000,000	ING US Funding LLC	02/11/09	4,977,222
2,330,000	ING US Funding LLC	02/24/09	2,326,330
9,000,000	Johnson & Johnson	04/28/09	8,956,775
5,144,000	Kitty Hawk Funding Corp	01/08/09	5,140,999
3,984,000	Kitty Hawk Funding Corp	01/13/09	3,980,175
5,000,000	Kitty Hawk Funding Corp	01/21/09	4,995,833
3,305,000	Kitty Hawk Funding Corp	01/22/09	3,300,643
5,000,000	Kitty Hawk Funding Corp	01/27/09	4,989,347
1,122,000	Kitty Hawk Funding Corp	02/04/09	1,119,616
5,000,000	Kitty Hawk Funding Corp	02/05/09	4,998,056
8,500,000	Kitty Hawk Funding Corp	02/19/09	8,479,583
10,000,000	Kitty Hawk Funding Corp	03/17/09	9,984,376
10,000,000	Lloyds TSB Bank plc	03/05/09	9,965,000
5,000,000	Lloyds TSB Bank plc	04/08/09	4,974,403
2,070,000	Nestle Capital Corp	02/18/09	2,063,790
1,000,000	Nestle Capital Corp	03/10/09	995,486
10,000,000	Nestle Capital Corp	03/12/09	9,958,467
1,000,000	Nestle Capital Corp	03/16/09	994,758
7,395,000	Nestle Capital Corp	03/19/09	7,375,703
3,398,000	Old Line Funding LLC	01/06/09	3,396,612
5,000,000	Old Line Funding LLC	01/08/09	4,997,161
5,790,000	Old Line Funding LLC	01/15/09	5,786,623
5,000,000	Old Line Funding LLC	02/17/09	4,990,535
10,000,000	Old Line Funding LLC	02/18/09	9,979,999
6,623,000	Old Line Funding LLC	02/19/09	6,609,478
7,067,000	Old Line Funding LLC	02/20/09	7,052,277
5,000,000	Old Line Funding LLC	03/20/09	4,991,875
3,000,000	PACCAR Financial Corp	02/18/09	2,993,120
10,000,000	Park Avenue Receivables Corp	01/07/09	9,997,667
15,000,000	Pfizer, Inc	01/05/09	14,996,267
7,020,000	Pfizer, Inc	03/02/09	6,991,335
10,000,000	Pfizer, Inc	03/09/09	9,976,736
4,500,000	Pfizer, Inc	04/02/09	4,486,350
2,000,000	Private Export Funding Corp	01/02/09	1,999,868
5,000,000	Private Export Funding Corp	01/12/09	4,996,410
5,000,000	Private Export Funding Corp	01/15/09	4,995,411
9,985,000	Private Export Funding Corp	01/21/09	9,973,794
4,845,000	Private Export Funding Corp	02/04/09	4,838,823
3,775,000	Private Export Funding Corp	03/06/09	3,766,947
5,000,000	Private Export Funding Corp	04/01/09	4,990,625
10,000,000	Procter & Gamble Co	02/11/09	9,978,930
8,830,000	Procter & Gamble Co	02/20/09	8,810,378
3,000,000	Procter & Gamble Co	02/25/09	2,994,500
1,995,000	Procter & Gamble International	02/04/09	1,990,761
4,040,000	Procter & Gamble International	03/03/09	4,024,802
2,600,000	Procter & Gamble International Funding S.C.A	01/15/09	2,598,837
1,430,000	Procter & Gamble International Funding S.C.A	04/03/09	1,428,356
11,600,000	Rabobank USA Financial Corp	01/28/09	11,576,075
5,000,000	Rabobank USA Financial Corp	02/25/09	4,988,160
10,000,000	Rabobank USA Financial Corp	02/26/09	9,975,889
5,000,000	Rabobank USA Financial Corp	03/31/09	4,993,943
3,500,000	Rabobank USA Financial Corp	04/15/09	3,493,933

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 3,000,000	Ranger Funding Co LLC	01/06/09	$2,998,800
1,400,000	Ranger Funding Co LLC	01/09/09	1,399,051
6,205,000	Ranger Funding Co LLC	01/14/09	6,199,928
5,000,000	Ranger Funding Co LLC	01/16/09	4,992,958
5,000,000	Ranger Funding Co LLC	02/23/09	4,983,438
5,000,000	Ranger Funding Co LLC	03/17/09	4,984,896
16,260,000	Ranger Funding Co LLC	04/09/09	16,236,676
10,560,000	Royal Bank of Canada	02/06/09	10,538,035
1,000,000	Royal Bank of Scotland plc	02/04/09	997,639
4,750,000	Royal Bank of Scotland plc	02/06/09	4,745,250
5,000,000	Sheffield Receivables Corp	01/06/09	4,998,993
5,000,000	Sheffield Receivables Corp	01/15/09	4,994,069
4,535,000	Sheffield Receivables Corp	01/26/09	4,529,016
5,000,000	Sheffield Receivables Corp	03/05/09	4,985,563
4,500,000	Shell International Finance BV	02/05/09	4,489,938
5,400,000	Shell International Finance BV	02/26/09	5,384,207
5,000,000	Shell International Finance BV	03/02/09	4,981,917
1,000,000	Societe Generale North America, Inc	02/09/09	996,750
5,890,000	Societe Generale North America, Inc	02/12/09	5,865,949
5,000,000	Societe Generale North America, Inc	03/18/09	4,990,817
2,400,000	Societe Generale North America, Inc	03/23/09	2,392,710
5,395,000	Svensk Exportkredit AB	03/05/09	5,377,534
3,100,000	Svensk Exportkredit AB	05/01/09	3,071,273
2,600,000	Toronto-Dominion Holdings USA, Inc	01/26/09	2,596,434
9,900,000	Toronto-Dominion Holdings USA, Inc	09/25/09	9,762,328
10,000,000	Toyota Motor Credit Corp	01/15/09	9,991,833
7,000,000	Toyota Motor Credit Corp	01/22/09	6,987,138
10,000,000	Toyota Motor Credit Corp	01/29/09	9,975,889
5,000,000	Toyota Motor Credit Corp	03/03/09	4,991,104
5,000,000	Toyota Motor Credit Corp	03/23/09	4,987,063
5,000,000	Toyota Motor Credit Corp	04/08/09	4,970,361
3,000,000	Toyota Motor Credit Corp	04/29/09	2,986,725
5,000,000	UBS Finance Delaware LLC	02/17/09	4,990,208
6,045,000	UBS Finance Delaware LLC	03/23/09	6,026,008
5,000,000	UBS Finance Delaware LLC	04/03/09	4,969,589
11,148,000	Unilever Capital Corp	03/02/09	11,123,845
10,000,000	Unilever Capital Corp	03/27/09	9,969,306
5,000,000	Unilever Capital Corp	03/31/09	4,993,819
5,000,000	Unilever Capital Corp	04/07/09	4,990,667
5,000,000	Unilever Capital Corp	04/24/09	4,989,799
5,000,000	Unilever Capital Corp	04/29/09	4,988,528
2,000,000	United Parcel Service, Inc	04/02/09	1,997,573
1,535,000	Wal-Mart Stores, Inc	09/21/09	1,527,711
6,375,000	Washington Gas Light Co	01/08/09	6,373,636
8,000,000	Washington Gas Light Co	01/13/09	7,995,334
6,500,000	Yorktown Capital LLC	01/14/09	6,490,494
5,000,000	Yorktown Capital LLC	01/23/09	4,989,458
3,835,000	Yorktown Capital LLC	02/02/09	3,830,398
5,326,000	Yorktown Capital LLC	02/05/09	5,313,832
3,000,000	Yorktown Capital LLC	02/09/09	2,990,575
5,000,000	Yorktown Capital LLC	02/19/09	4,989,111
5,000,000	Yorktown Capital LLC	02/23/09	4,985,278
5,173,000	Yorktown Capital LLC	03/13/09	5,160,247

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 8,000,000	Yorktown Capital LLC	04/03/09	$7,982,622
	TOTAL COMMERCIAL PAPER		830,963,046

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 26.07%
2,500,000	Federal Farm Credit Bank (FFCB)	12/11/09	2,479,694
5,660,000	Federal Home Loan Bank (FHLB)	01/07/09	5,658,406
15,000,000	FHLB	01/09/09	14,994,500
5,800,000	FHLB	01/16/09	5,805,816
2,000,000	FHLB	01/21/09	1,997,367
10,938,000	FHLB	01/23/09	10,924,899
7,180,000	FHLB	01/29/09	7,166,039
20,000,000	FHLB	01/30/09	19,971,726
10,000,000	FHLB	02/03/09	9,974,333
1,377,000	FHLB	02/04/09	1,373,918
4,670,000	FHLB	02/13/09	4,657,617
10,000,000	FHLB	02/24/09	9,966,400
10,000,000	FHLB	02/27/09	9,982,900
24,000,000	FHLB	03/10/09	23,988,667
4,280,000	FHLB	03/13/09	4,259,150
2,055,000	FHLB	04/13/09	2,036,950
6,000,000	FHLB	04/17/09	5,945,233
157,000	FHLB	04/20/09	155,526
4,515,000	FHLB	04/21/09	4,474,302
10,185,000	FHLB	04/22/09	10,090,790
520,000	FHLB	04/23/09	515,632
3,301,000	FHLB	05/05/09	3,265,184
4,645,000	FHLB	05/13/09	4,614,343
2,200,000	FHLB	05/26/09	2,189,367
200,000	FHLB	07/01/09	199,346
2,000,000	FHLB	09/30/09	1,989,422
2,360,000	FHLB	10/01/09	2,348,725
2,245,000	FHLB	12/08/09	2,227,988
3,530,000	FHLB	12/14/09	3,502,780
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	01/02/09	4,999,764
8,000,000	FHLMC	01/05/09	7,998,267
5,810,000	FHLMC	01/12/09	5,806,254
8,000,000	FHLMC	01/20/09	7,989,339
5,000,000	FHLMC	01/21/09	4,995,139
10,205,000	FHLMC	01/26/09	10,185,157
4,000,000	FHLMC	01/29/09	3,991,413
11,358,000	FHLMC	02/02/09	11,335,720
5,000,000	FHLMC	02/12/09	4,986,875
7,535,000	FHLMC	02/18/09	7,512,395
3,043,000	FHLMC	02/20/09	3,031,462
10,000,000	FHLMC	03/10/09	9,963,167
10,000,000	FHLMC	03/13/09	9,963,513
4,250,000	FHLMC	03/16/09	4,227,723
3,200,000	FHLMC	03/19/09	3,192,129
700,000	FHLMC	03/24/09	698,087
5,000,000	FHLMC	04/06/09	4,961,736
5,000,000	FHLMC	04/07/09	4,987,333
9,000,000	FHLMC	04/13/09	8,970,675
1,000,000	FHLMC	05/04/09	991,800

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 7,246,000		Federal National Mortgage Association (FNMA)		01/07/09	$7,242,797
5,000,000		FNMA		01/14/09	4,996,190
9,000,000		FNMA		01/20/09	8,989,455
5,000,000		FNMA		01/22/09	4,994,867
3,035,000		FNMA		01/26/09	3,031,417
3,452,000		FNMA		02/17/09	3,444,113
3,491,000		FNMA		03/02/09	3,484,600
1,000,000		FNMA		03/03/09	995,594
6,830,000		FNMA		03/16/09	6,815,961
8,000,000		FNMA		03/23/09	7,975,700
7,784,000		FNMA		04/01/09	7,755,783
7,615,000		FNMA		04/27/09	7,587,331
3,000,000		FNMA		05/08/09	2,975,129
1,995,000		FNMA		05/11/09	1,986,715
10,000,000		FNMA		05/12/09	9,956,333
6,586,000		FNMA		05/20/09	6,544,042
3,200,000		FNMA		10/01/09	3,184,712
2,500,000		FNMA		12/01/09	2,482,604
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			391,988,311

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 1.90%
10,000,000	i	Federal Farm Credit Bank (FFCB)	3.900%	03/12/09	10,000,000
18,500,000	i	Federal Home Loan Bank (FHLB)	2.817	09/10/09	18,500,000
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			28,500,000

VARIABLE NOTES - 1.00%
10,000,000	i	PACCAR Financial Corp	2.947	04/27/09	9,999,394
5,000,000	i	Toyota Motor Credit Corp	2.410	07/10/09	5,000,000
		TOTAL VARIABLE NOTES			14,999,394

		TOTAL SHORT-TERM INVESTMENTS			1,502,159,929
		(Cost $1,502,159,929)

		TOTAL INVESTMENTS - 99.90%			1,502,159,929
		(Cost $1,502,159,929)
		OTHER ASSETS & LIABILITIES,NET - 0.10%			1,533,082

		NET ASSETS - 100.00%			$1,503,693,011

	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2008.
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

		The following abbreviation is used in portfolio descriptions:
		LLC -Limited Liability Company
		plc -Public Limited Company

		At December 31, 2008, the net unrealized on investment was $–, consisting of gross unrealized
		appreciation of $– and gross unrealized depreciation of $–.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds, formerly the TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

Accounting for investments and investment income: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in their account with the custodian. The Funds, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the year ended December 31, 2008.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities. Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the investment collateral. To minimize these risks, these loans are secured by collateral equal to at least 102% of the market value of the securities loaned for US securities and 105% of the market value of the securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations. Due to such fluctuations, there may be times when the loans may become under collateralized or over collateralized. The lending agent will execute collateral calls the next business day in instances where market movement has made the collateral insufficient. The Funds are indemnified from borrower default by the lending agent, and as such are protected from loss caused by these market fluctuations. As of December 31, 2008, all cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Name Change: Effective October 25, 2008, the names of the Trust and certain of its series changed as follows:

	Existing Name	New Name
Trust Name:	TIAA-CREF Institutional Mutual Funds	TIAA-CREF Funds
Series Names:	Managed Allocation Fund II	Managed Allocation Fund
	Bond Plus Fund II	Bond Plus Fund
	High-Yield Fund II	High-Yield Fund
	Short-Term Bond Fund II	Short-Term Bond Fund
	Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under GAAP and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Enhanced Index Funds’ investments as of December 31, 2008:

Investments in Securities
Growth Equity
Level 1	$161,917,383
Level 2	7,838,311
Level 3	-
Total	$169,755,694
Growth & Income
Level 1	$847,562,373
Level 2	17,672,557
Level 3	-
Total	$865,234,930
International Equity
Level 1	$73,961,970
Level 2	1,422,840,724
Level 3	-
Total	$1,496,802,694
Large-Cap Growth
Level 1	$397,245,120
Level 2	19,300,650
Level 3	-
Total	$416,545,770
Large-Cap Value
Level 1	$767,980,102
Level 2	2,639,575
Level 3	-
Total	$770,619,677

Mid-Cap Growth
Level 1	$340,879,230
Level 2	6,569,947
Level 3	-
Total	$347,449,177
Mid-Cap Value
Level 1	$764,392,403
Level 2	18,790,538
Level 3	-
Total	$783,182,941
Small-Cap Equity
Level 1	$424,003,050
Level 2	-
Level 3	-
Total	$424,003,050
Large-Cap Growth Index
Level 1	$313,369,037
Level 2	-
Level 3	-
Total	$313,369,037
Large-Cap Value Index
Level 1	$378,451,166
Level 2	-
Level 3	-
Total	$378,451,166
Equity Index
Level 1	$889,959,665
Level 2	-
Level 3	8
Total	$889,959,673
S&P 500 Index
Level 1	$884,899,329
Level 2	-
Level 3	-
Total	$884,899,329
Mid-Cap Growth Index
Level 1	$54,369,857
Level 2	-
Level 3	-
Total	$54,369,857

Mid-Cap Value Index
Level 1	$158,749,222
Level 2	-
Level 3	-
Total	$158,749,222
Mid-Cap Blend Index
Level 1	$109,135,386
Level 2	-
Level 3	-
Total	$109,135,386
Small-Cap Growth Index
Level 1	$112,653,722
Level 2	-
Level 3	-
Total	$112,653,722
Small-Cap Value Index
Level 1	$145,617,356
Level 2	-
Level 3	-
Total	$145,617,356
Small-Cap Blend Index
Level 1	$184,976,879
Level 2	1
Level 3	-
Total	$184,976,880
International Equity Index
Level 1	$13,354,895
Level 2	733,716,329
Level 3	-
Total	$747,071,224
Enhanced International Equity Index
Level 1	$7,993,786
Level 2	176,954,117
Level 3	-
Total	$184,947,903
Enhanced Large-Cap Growth Equity Index
Level 1	$208,481,260
Level 2	-
Level 3	-
Total	$208,481,260
Enhanced Large-Cap Value Equity Index
Level 1	$208,631,577
Level 2	-
Level 3	-
Total	$208,631,577

Social Choice Equity
Level 1	$482,895,346
Level 2	-
Level 3	-
Total	$482,895,346
Real Estate Securities
Level 1	$344,567,024
Level 2	-
Level 3	-
Total	$344,567,024
Managed Allocation
Level 1	$426,409,257
Level 2	-
Level 3	-
Total	$426,409,257
Bond
Level 1	$691,124
Level 2	1,800,532,410
Level 3	-
Total	$1,801,223,534
Bond Plus
Level 1	$3,527,686
Level 2	484,741,899
Level 3	-
Total	$488,269,585
Short-Term Bond
Level 1	$52,486
Level 2	239,631,398
Level 3	-
Total	$239,683,884
High-Yield Bond
Level 1	$-
Level 2	302,835,292
Level 3	-
Total	$302,835,292
Tax-Exempt Bond
Level 1	$-
Level 2	235,770,064
Level 3	-
Total	$235,770,064

Inflation-Linked Bond
Level 1	$-
Level 2	601,495,690
Level 3	-
Total	$601,495,690
Money Market
Level 1	$-
Level 2	1,502,159,929
Level 3	-
Total	$1,502,159,929

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Fund reorganizations: On November 18, 2008, the Board of Trustees of the TIAA-CREF Funds voted to merge the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund into the Small-Cap Blend Index Fund. The Board also voted to merge the Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund into the Equity Index Fund. The mergers are expected to close mid-year 2009.

On November 18, 2008, the Board of Trustees of the TIAA-CREF Funds voted to terminate the Growth Equity Fund as part of a general effort to streamline the fund lineup and create improved economies of scale by reducing the number of funds with similar investment objectives. The Fund will continue normal business operations until April 2009, when it will be liquidated and its net assets distributed to shareholders.

Guarantee Program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Funds approved the participation of the TIAA-CREF Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program. The Program has been extended and will expire on April 30, 2009.

Note 2—accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.64% (a)
10,791,937	TIAA-CREF Bond Fund	$106,840,181
3,714,004	TIAA-CREF Enhanced International Equity Index Fund	19,944,199
3,675,932	TIAA-CREF Enhanced Large-Cap Growth Index Fund	22,643,743
3,733,356	TIAA-CREF Enhanced Large-Cap Value Index Fund	23,109,471
2,592,367	TIAA-CREF Growth & Income Fund	16,850,388
2,505,053	TIAA-CREF Growth Equity Fund	12,825,872
1,398,827	TIAA-CREF High-Yield Fund	9,987,622
1,120,350	TIAA-CREF Inflation-Linked Bond Fund	10,968,226
3,403,916	TIAA-CREF International Equity Fund	21,785,063
2,824,310	TIAA-CREF Large-Cap Value Fund	24,486,770
1,731,148	TIAA-CREF Large-Cap Growth Fund	11,771,804
120,388	TIAA-CREF Mid-Cap Growth Fund	1,224,345
116,607	TIAA-CREF Mid-Cap Value Fund	1,229,037
615,233	TIAA-CREF Money Market Fund	615,233
1,554,035	TIAA-CREF Short-Term Bond Fund	15,384,943
1,062,863	TIAA-CREF Small-Cap Equity Fund	9,608,281
	TOTAL TIAA-CREF FUNDS	309,275,178
	(Cost $371,662,954)

	TOTAL INVESTMENTS - 99.64%	309,275,178
	(Cost $371,662,954)
	OTHER ASSETS & LIABILITIES, NET - 0.36%	1,115,880

	NET ASSETS - 100.00%	$310,391,058

At December 31, 2008, the net unrealized depreciation on investment was $62,387,777, consisting of gross unrealized appreciation of $1,126,312 and gross unrealized depreciation of $63,514,089 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

1

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.48% (a)
8,536,882	TIAA-CREF Bond Fund	$84,515,129
3,903,081	TIAA-CREF Enhanced International Equity Index Fund	20,959,548
3,809,426	TIAA-CREF Enhanced Large-Cap Growth Index Fund	23,466,061
3,876,332	TIAA-CREF Enhanced Large-Cap Value Index Fund	23,994,496
2,750,138	TIAA-CREF Growth & Income Fund	17,875,898
3,334,199	TIAA-CREF Growth Equity Fund	17,071,101
1,462,987	TIAA-CREF High-Yield Fund	10,445,727
757,156	TIAA-CREF Inflation-Linked Bond Fund	7,412,553
3,731,134	TIAA-CREF International Equity Fund	23,879,255
3,166,308	TIAA-CREF Large-Cap Value Fund	27,451,891
1,559,823	TIAA-CREF Large-Cap Growth Fund	10,606,793
128,035	TIAA-CREF Mid-Cap Growth Fund	1,302,120
124,116	TIAA-CREF Mid-Cap Value Fund	1,308,182
930,643	TIAA-CREF Short-Term Bond Fund	9,213,361
1,127,552	TIAA-CREF Small-Cap Equity Fund	10,193,071
	TOTAL TIAA-CREF MUTUAL FUNDS	289,695,186
	(Cost $361,243,207)

	TOTAL INVESTMENTS - 99.48%	289,695,186
	(Cost $361,243,207)
	OTHER ASSETS & LIABILITIES, NET - 0.52%	1,507,555

	NET ASSETS - 100.00%	$291,202,741

At December 31, 2008, the net unrealized depreciation on investment was $71,548,021, consisting of gross unrealized appreciation of $973,760 and gross unrealized depreciation of $72,521,781 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

2

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.40% (a)
6,787,974	TIAA-CREF Bond Fund	$67,200,943
4,123,704	TIAA-CREF Enhanced International Equity Index Fund	22,144,293
3,994,662	TIAA-CREF Enhanced Large-Cap Growth Index Fund	24,607,118
4,069,048	TIAA-CREF Enhanced Large-Cap Value Index Fund	25,187,406
2,923,071	TIAA-CREF Growth & Income Fund	18,999,963
4,031,685	TIAA-CREF Growth Equity Fund	20,642,226
1,485,618	TIAA-CREF High-Yield Fund	10,607,312
332,587	TIAA-CREF Inflation-Linked Bond Fund	3,256,031
4,077,947	TIAA-CREF International Equity Fund	26,098,862
3,500,083	TIAA-CREF Large-Cap Value Fund	30,345,719
1,476,357	TIAA-CREF Large-Cap Growth Fund	10,039,227
136,177	TIAA-CREF Mid-Cap Growth Fund	1,384,916
132,208	TIAA-CREF Mid-Cap Value Fund	1,393,475
332,137	TIAA-CREF Short-Term Bond Fund	3,288,155
1,196,842	TIAA-CREF Small-Cap Equity Fund	10,819,451
	TOTAL TIAA-CREF FUNDS	276,015,097
	(Cost $359,257,884)

	TOTAL INVESTMENTS - 99.40%	276,015,097
	(Cost $359,257,884)
	OTHER ASSETS & LIABILITIES, NET - 0.60%	1,667,888

	NET ASSETS - 100.00%	$277,682,985

At December 31, 2008, the net unrealized depreciation on investment was $83,242,786, consisting of gross unrealized appreciation of $792,798 and gross unrealized depreciation of $84,035,584 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

3

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.26% (a)
4,598,719	TIAA-CREF Bond Fund	$45,527,318
4,135,680	TIAA-CREF Enhanced International Equity Index Fund	22,208,602
3,993,651	TIAA-CREF Enhanced Large-Cap Growth Index Fund	24,600,888
4,047,844	TIAA-CREF Enhanced Large-Cap Value Index Fund	25,056,156
2,872,382	TIAA-CREF Growth & Income Fund	18,670,486
4,304,573	TIAA-CREF Growth Equity Fund	22,039,414
1,377,881	TIAA-CREF High-Yield Fund	9,838,074
4,000,636	TIAA-CREF International Equity Fund	25,604,070
3,435,700	TIAA-CREF Large-Cap Value Fund	29,787,519
1,183,572	TIAA-CREF Large-Cap Growth Fund	8,048,290
133,721	TIAA-CREF Mid-Cap Growth Fund	1,359,939
129,793	TIAA-CREF Mid-Cap Value Fund	1,368,016
1,176,481	TIAA-CREF Small-Cap Equity Fund	10,635,386
	TOTAL TIAA-CREF FUNDS	244,744,158
	(Cost $331,250,158)

	TOTAL INVESTMENTS - 99.26%	244,744,158
	(Cost $331,250,158)
	OTHER ASSETS & LIABILITIES, NET - 0.74%	1,815,701

	NET ASSETS - 100.00%	$246,559,859

At December 31, 2008, the net unrealized depreciation on investment was $86,506,000, consisting of gross unrealized appreciation of $560,096 and gross unrealized depreciation of $87,066,096 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

4

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.09% (a)
2,429,576	TIAA-CREF Bond Fund	$24,052,804
4,139,627	TIAA-CREF Enhanced International Equity Index Fund	22,229,797
3,956,526	TIAA-CREF Enhanced Large-Cap Growth Index Fund	24,372,199
3,942,775	TIAA-CREF Enhanced Large-Cap Value Index Fund	24,405,777
2,887,213	TIAA-CREF Growth & Income Fund	18,766,885
4,888,546	TIAA-CREF Growth Equity Fund	25,029,355
1,267,094	TIAA-CREF High-Yield Fund	9,047,053
4,055,550	TIAA-CREF International Equity Fund	25,955,521
3,634,327	TIAA-CREF Large-Cap Value Fund	31,509,612
957,609	TIAA-CREF Large-Cap Growth Fund	6,511,741
134,070	TIAA-CREF Mid-Cap Growth Fund	1,363,487
130,023	TIAA-CREF Mid-Cap Value Fund	1,370,441
1,183,597	TIAA-CREF Small-Cap Equity Fund	10,699,721
	TOTAL TIAA-CREF FUNDS	225,314,393
	(Cost $316,251,658)

	TOTAL INVESTMENTS - 99.09%	225,314,393
	(Cost $316,251,658)
	OTHER ASSETS & LIABILITIES, NET - 0.91%	2,059,202

	NET ASSETS - 100.00%	$227,373,595

At December 31, 2008, the net unrealized depreciation on investment was $90,937,265, consisting of gross unrealized appreciation of $249,464 and gross unrealized depreciation of $91,186,729 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

5

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.86% (a)
1,229,358	TIAA-CREF Bond Fund	$12,170,644
3,897,444	TIAA-CREF Enhanced International Equity Index Fund	20,929,275
3,703,289	TIAA-CREF Enhanced Large-Cap Growth Index Fund	22,812,262
3,683,905	TIAA-CREF Enhanced Large-Cap Value Index Fund	22,803,370
2,612,855	TIAA-CREF Growth & Income Fund	16,983,559
4,400,258	TIAA-CREF Growth Equity Fund	22,529,323
1,154,020	TIAA-CREF High-Yield Fund	8,239,700
3,981,448	TIAA-CREF International Equity Fund	25,481,270
3,658,939	TIAA-CREF Large-Cap Value Fund	31,722,997
1,309,551	TIAA-CREF Large-Cap Growth Fund	8,904,946
121,403	TIAA-CREF Mid-Cap Growth Fund	1,234,667
117,642	TIAA-CREF Mid-Cap Value Fund	1,239,952
1,138,057	TIAA-CREF Small-Cap Equity Fund	10,288,032
	TOTAL TIAA-CREF FUNDS	205,339,997
	(Cost $290,263,836)

	TOTAL INVESTMENTS - 98.86%	205,339,997
	(Cost $290,263,836)
	OTHER ASSETS & LIABILITIES, NET - 1.14%	2,366,549

	NET ASSETS - 100.00%	$207,706,546

At December 31, 2008, the net unrealized depreciation on investment was $84,923,839, consisting of gross unrealized appreciation of $101,101 and gross unrealized depreciation of $85,024,940 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

6

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.78% (a)
1,846,068	TIAA-CREF Bond Fund	$18,276,069
5,854,857	TIAA-CREF Enhanced International Equity Index Fund	31,440,579
5,552,192	TIAA-CREF Enhanced Large-Cap Growth Index Fund	34,201,501
5,517,785	TIAA-CREF Enhanced Large-Cap Value Index Fund	34,155,088
3,910,649	TIAA-CREF Growth & Income Fund	25,419,216
6,264,235	TIAA-CREF Growth Equity Fund	32,072,884
1,732,918	TIAA-CREF High-Yield Fund	12,373,036
5,971,236	TIAA-CREF International Equity Fund	38,215,914
5,510,665	TIAA-CREF Large-Cap Value Fund	47,777,463
2,252,580	TIAA-CREF Large-Cap Growth Fund	15,317,544
181,672	TIAA-CREF Mid-Cap Growth Fund	1,847,603
176,066	TIAA-CREF Mid-Cap Value Fund	1,855,736
1,703,531	TIAA-CREF Small-Cap Equity Fund	15,399,920
	TOTAL TIAA-CREF FUNDS	308,352,553
	(Cost $432,552,734)

	TOTAL INVESTMENTS - 98.78%	308,352,553
	(Cost $432,552,734)
	OTHER ASSETS & LIABILITIES, NET - 1.22%	3,799,883

	NET ASSETS - 100.00%	$312,152,436

At December 31, 2008, the net unrealized depreciation on investment was $124,200,181, consisting of gross unrealized appreciation of $158,832 and gross unrealized depreciation of $124,359,013 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

7

TIAA-CREF LIFECYCLE FUNDS - 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 97.61% (a)
35,932	TIAA-CREF Bond Fund	$355,727
115,329	TIAA-CREF Enhanced International Equity Index Fund	619,319
116,789	TIAA-CREF Enhanced Large-Cap Growth Index Fund	719,421
116,309	TIAA-CREF Enhanced Large-Cap Value Index Fund	719,950
75,506	TIAA-CREF Growth & Income Fund	490,792
55,680	TIAA-CREF Growth Equity Fund	285,081
33,724	TIAA-CREF High-Yield Fund	240,792
110,276	TIAA-CREF International Equity Fund	705,768
101,462	TIAA-CREF Large-Cap Value Fund	879,678
87,196	TIAA-CREF Large-Cap Growth Fund	592,933
4,613	TIAA-CREF Mid-Cap Growth Fund	46,918
4,640	TIAA-CREF Mid-Cap Value Fund	48,907
32,899	TIAA-CREF Small-Cap Equity Fund	297,409
	TOTAL TIAA-CREF FUNDS	6,002,695
	(Cost $7,599,318)

	TOTAL INVESTMENTS - 97.61%	6,002,695
	(Cost $7,599,318)
	OTHER ASSETS & LIABILITIES, NET - 2.39%	147,199

	NET ASSETS - 100.00%	$6,149,894

At December 31, 2008, the net unrealized depreciation on investment was $1,596,623, consisting of gross unrealized appreciation of $3,570 and gross unrealized depreciation of $1,600,193 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

8

TIAA-CREF LIFECYCLE FUNDS - 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.72% (a)
21,693	TIAA-CREF Bond Fund	$214,766
74,658	TIAA-CREF Enhanced International Equity Index Fund	400,916
82,639	TIAA-CREF Enhanced Large-Cap Growth Index Fund	509,057
82,575	TIAA-CREF Enhanced Large-Cap Value Index Fund	511,139
48,289	TIAA-CREF Growth & Income Fund	313,877
14,231	TIAA-CREF Growth Equity Fund	72,861
20,366	TIAA-CREF High-Yield Fund	145,413
63,609	TIAA-CREF International Equity Fund	407,101
49,631	TIAA-CREF Large-Cap Value Fund	430,304
56,261	TIAA-CREF Large-Cap Growth Fund	382,577
2,228	TIAA-CREF Mid-Cap Growth Fund	22,657
2,157	TIAA-CREF Mid-Cap Value Fund	22,739
21,069	TIAA-CREF Small-Cap Equity Fund	190,467
	TOTAL TIAA-CREF FUNDS	3,623,874
	(Cost $4,499,477)

	TOTAL INVESTMENTS - 99.72%	3,623,874
	(Cost $4,499,477)
	OTHER ASSETS & LIABILITIES, NET - 0.28%	10,348

	NET ASSETS - 100.00%	$3,634,222

At December 31, 2008, the net unrealized depreciation on investment was $875,604, consisting of gross unrealized appreciation of $2,441 and gross unrealized depreciation of $878,045 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

9

TIAA-CREF LIFECYCLE FUNDS - Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2008

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.80% (a)
760,508	TIAA-CREF Bond Fund	$7,529,032
163,563	TIAA-CREF Enhanced International Equity Index Fund	878,335
181,312	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,116,880
181,480	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,123,363
111,184	TIAA-CREF Growth & Income Fund	722,698
8,213	TIAA-CREF Growth Equity Fund	42,049
50,101	TIAA-CREF High-Yield Fund	357,723
106,496	TIAA-CREF Inflation-Linked Bond Fund	1,042,599
137,177	TIAA-CREF International Equity Fund	877,932
102,710	TIAA-CREF Large-Cap Value Fund	890,500
136,706	TIAA-CREF Large-Cap Growth Fund	929,600
5,123	TIAA-CREF Mid-Cap Growth Fund	52,103
4,971	TIAA-CREF Mid-Cap Value Fund	52,396
350,897	TIAA-CREF Money Market Fund	350,897
124,077	TIAA-CREF Short-Term Bond Fund	1,228,367
45,627	TIAA-CREF Small-Cap Equity Fund	412,469
	TOTAL TIAA-CREF FUNDS	17,606,943
	(Cost $19,177,766)

	TOTAL INVESTMENTS - 98.80%	17,606,943
	(Cost $19,177,766)
	OTHER ASSETS & LIABILITIES, NET - 1.20%	214,173

	NET ASSETS - 100.00%	$17,821,116

At December 31, 2008, the net unrealized depreciation on investment was $1,570,823, consisting of gross unrealized appreciation of $18,332 and gross unrealized depreciation of $1,589,155 .

(a) The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Mutual Fund.

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NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the forty-two funds offered by the TIAA-CREF Funds, formerly the TIAA-CREF Institutional Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from sale of investments from affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Name Change: Effective October 25, 2008, the name of the Trust changed as follows:

	Existing Name	New Name
Trust Name:	TIAA-CREF Institutional Mutual Funds	TIAA-CREF Funds

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under “GAAP” and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ investments as of December 31, 2008:

Fund	Level 1	Level 2	Level 3	Total
Lifecycle
2010	309,275,178	-	-	309,275,178
Lifecycle
2015	289,695,186	-	-	289,695,186
Lifecycle
2020	276,015,097	-	-	276,015,097
Lifecycle
2025	244,744,158	-	-	244,744,158
Lifecycle
2030	225,314,393	-	-	225,314,393
Lifecycle
2035	205,339,997	-	-	205,339,997
Lifecycle
2040	308,352,553	-	-	308,352,553
Lifecycle
2045	6,002,695	-	-	6,002,695
Lifecycle
2050	3,623,874	-	-	3,623,874
Lifecycle
Retirement
Income	17,606,943	-	-	17,606,943

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

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Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date:	February 23, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	February 23, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	February 23, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer